==============================================================================

                     DFA Investment Dimensions Group Inc.
                                     and
                       The DFA Investment Trust Company


                                ANNUAL REPORT


                         Year Ended November 30, 1995
===============================================================================

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                ANNUAL REPORT
                              TABLE OF CONTENTS

                                                             Page
                                                           ---------
Performance Charts  ....................................      1-6
Schedules of Investments  ..............................
     The U.S. 9-10 Small Company Portfolio  ............     7-29
     The U.S. 6-10 Small Company Portfolio  ............      30
     The U.S. Large Company Portfolio  .................      30
     The U.S. Small Cap Value Portfolio  ...............      30
     The U.S. Large Cap Value Portfolio  ...............      30
     The DFA/AEW Real Estate Securities Portfolio  .....     31-32
     The Japanese Small Company Portfolio  .............     33-38
     The Pacific Rim Small Company Portfolio  ..........     39-48
     The United Kingdom Small Company Portfolio  .......     49-55
     The Emerging Markets Portfolio  ...................      56
     The Continental Small Company Portfolio  ..........     57-67
     The Large Cap International Portfolio  ............     68-70
     The DFA International High Book to Market
        Portfolio ......................................      71
     The DFA International Small Cap Value Portfolio  ..     72-80
     The DFA One-Year Fixed Income Portfolio  ..........      81
     The DFA Five-Year Government Portfolio  ...........      81
     The DFA Global Fixed Income Portfolio  ............      82
     The DFA Intermediate Government Fixed Income
        Portfolio ......................................      83
Statements of Assets and Liabilities  ..................     84-86
Statements of Operations  ..............................     87-92
Statements of Changes in Net Assets  ...................     93-98
Financial Highlights  ..................................    99-108
Notes to Financial Statements  .........................    109-115
Report of Independent Accountants  .....................      116


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       THE DFA INVESTMENT TRUST COMPANY
                                ANNUAL REPORT
                              TABLE OF CONTENTS

                                          Page
                                        ---------
Performance Charts  .................    117-119
Statements of Net Assets  ...........
     The U.S. 6-10 Small Company
        Series ......................    120-148
     The U.S. Large Company Series  .    149-153
     The U.S. Small Cap Value Series     154-165
     The U.S. Large Cap Value Series     166-167
     The DFA One-Year Fixed Income
        Series ......................    168-169
     The DFA International Value
        Series ......................    170-178
     The Emerging Markets Series  ...    179-183
Statements of Operations  ...........    184-185
Statements of Changes in Net Assets      186-188
Financial Highlights  ...............    189-191
Notes to Financial Statements  ......    192-195
Report of Independent Accountants  ..      196


                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. 9-10 Small Company Portfolio vs.
CRSP 9-10 Index
December 1985-November 1995

The following reflects the growth of a $10,000 investment.



          The U.S. 9-10       CRSP
          Small Company       9-10
           Portfolio          Index
          -------------       -----

8511        10000           10000
8512        10470           10347
8601        10587.26        10742.26
8602        11348.49        11384.64
8603        11889.81        11907.2
8604        11965.91        12095.33
8605        12396.68        12492.06
8606        12428.91        12557.02
8607        11546.46        11575.06
8608        11798.17        11691.97
8609        11138.65        10946.02
8610        11524.05        11178.07
8611        11488.33        11108.77
8612        11187.33        10704.41
8701        12242.3         11872.26
8702        13232.7         12779.3
8703        13541.02        13126.9
8704        13117.19        12802.67
8705        13066.03        12733.53
8706        13413.59        12920.71
8707        13901.84        13197.22
8708        14300.82        13384.62
8709        14184.99        13153.06
8710        10044.39        9408.39
8711        9645.63         8904.1
8712        10147.2         9189.03
8801        10711.38        9885.56
8802        11525.45        10551.84
8803        11995.69        10997.13
8804        12246.4         11153.29
8805        12027.19        10859.96
8806        12642.98        11432.28
8807        12611.37        11412.84
8808        12301.13        11165.18
8809        12580.37        11329.31
8810        12425.63        11148.04
8811        11882.63        10728.88
8812        12350.8         11019.63
8901        12849.78        11547.47
8902        12956.43        11632.92
8903        13420.27        11901.64
8904        13794.69        12203.94
8905        14294.06        12552.98
8906        14008.18        12424.94
8907        14578.31        12805.14
8908        14756.17        13061.24
8909        14756.17        13083.45
8910        13864.9         12242.18
8911        13794.19        12138.12
8912        13609.34        11925.71
9001        12569.59        11164.85
9002        12804.64        11322.27
9003        13275.85        11553.24
9004        12922.71        11193.94
9005        13647.68        11640.58
9006        13844.21        11718.57
9007        13315.36        11208.81
9008        11589.69        9762.87
9009        10628.9         8849.07
9010        10020.93        8262.38
9011        10471.87        8584.61
9012        10675.02        8582.89
9101        11572.79        9465.21
9102        12860.85        10840.51
9103        13735.38        11707.75
9104        13782.08        11870.49
9105        14242.41        12185.05
9106        13551.65        11707.4
9107        14103.2         12119.5
9108        14471.29        12489.14
9109        14517.6         12647.76
9110        14977.81        12939.92
9111        14564.42        12489.61
9112        15439.75        13012.93
9201        17181.35        14817.82
9202        17957.95        15615.02
9203        17510.79        15248.06
9204        16805.11        14532.93
9205        16781.58        14550.37
9206        15910.62        13793.75
9207        16499.31        14233.77
9208        16123.12        13830.96
9209        16334.34        14050.87
9210        16757.4         14437.27
9211        18240.43        15837.68
9212        19044.83        16399.92
9301        20078.96        17349.47
9302        19717.54        16863.69
9303        20287.38        17354.42
9304        19666.59        16821.64
9305        20339.18        17460.86
9306        20261.89        17492.29
9307        20598.24        17763.42
9308        21296.52        18516.59
9309        21969.49        19086.9
9310        23004.26        19978.26
9311        22601.68        19428.86
9312        23040.15        19656.18
9401        24464.03        20633.09
9402        24407.77        20554.68
9403        23319.18        19555.73
9404        23459.1         19364.08
9405        23430.95        19348.59
9406        22817.05        18835.85
9407        23236.89        18930.03
9408        24019.97        19776.2
9409        24272.18        20094.6
9410        24551.31        20213.16
9411        23750.94        19432.93
9412        23755.69        19203.62
9501        24427.97        19743.24
9502        25043.56        20378.98
9503        25406.69        20758.02
9504        26301.01        21330.95
9505        27084.78        21791.69
9506        28623.19        23055.61
9507        30469.39        24517.34
9508        31560.19        25502.94
9509        32175.62        26109.91
9510        30608.66        24760.02
9511        31196.35        25215.61




Annualized                      One         Five           Ten
Total Return (%)                Year        Years         Years
------------------------------------------------------------------------------
                               31.35        24.40          12.05

*  Dimensional's objective is to capture
   premium returns and diversification
   benefits by investing in a broad
   cross-section of small companies on a
   market cap-weighted basis. The U.S.
   9-10 Small Company Portfolio provides
   access to publicly traded U.S. small
   companies with market capitalization
   of approximately $150 million or
   less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of
   decile 9-10 companies in the U.S.



Past performance is not predictive of
future performance.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. 6-10 Small Company Portfolio vs.
CRSP 6-10 Index
April 1992-November 1995

The following reflects the growth of a $10,000 investment.


             U.S. 6-10        CRSP
          Small Company       6-10
            Portfolio         Index
          -------------       -----


9203        10000           10000
9204         9588            9606
9205         9566.90         9677.08
9206         9102.91         9289.03
9207         9505.26         9648.51
9208         9309.45         9383.18
9209         9463.98         9586.8
9210         9763.05         9891.66
9211        10670.04        10729.48
9212        11078.7         11096.43
9301        11454.27        11510.33
9302        11193.11        11228.33
9303        11453.91        11579.77
9304        11098.84        11230.06
9305        11547.23        11742.15
9306        11495.27        11786.77
9307        11579.19        11927.04
9308        11975.19        12476.87
9309        12287.75        12836.21
9310        12548.25        13232.85
9311        12239.56        12825.27
9312        12592.06        13213.88
9401        12969.82        13669.76
9402        12872.55        13589.11
9403        12246.94        12848.5
9404        12268.99        12797.11
9405        12203.96        12681.93
9406        11847.6         12353.47
9407        12020.58        12567.19
9408        12592.76        13286.03
9409        12656.98        13333.86
9410        12700.02        13320.53
9411        12266.95        12805.02
9412        12422.74        12972.77
9501        12496.03        12994.82
9502        12908.4         13469.13
9503        13151.08        13756.02
9504        13575.86        14115.06
9505        13854.16        14366.3
9506        14556.57        15162.2
9507        15453.25        16129.55
9508        15889.03        16547.3
9509        16179.8         16901.41
9510        15343.31        16039.44
9511        15794.4         16608.84


Annualized                       One               From
Total Return (%)                 Year           April 1992
------------------------------------------------------------------------------
                                28.76             13.28

*  The portfolio seeks to capture
   premimum returns and diversification
   benefits by investing in the U.S.
   6-10 Small Company Series of the DFA
   Investment Trust Company which in
   turn invests in a broad cross-section
   of U.S. small companies on a market
   cap-weighted basis.


*  This portfolio's return in fiscal
   1995 reflected the performance of decile 6-10 companies in the U.S.


Past performance is not predictive of
future performance.

CRSP 6-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Large Company Portfolio
vs. S&P 500 Index
January 1991-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.            S&P
         Large Company        500
           Portfolio         Index
         -------------      -------
9012        10000           10000
9101        10440           10442
9102        11180.2         11189.65
9103        11440.69        11455.96
9104        11461.29        11488.04
9105        11954.12        11979.73
9106        11409.02        11432.25
9107        11936.11        11967.28
9108        12220.19        12248.51
9109        12007.56        12047.64
9110        12170.86        12209.08
9111        11680.38        11715.83
9112        13011.94        13054.95
9201        12773.82        12812.13
9202        12938.6         12976.12
9203        12690.18        12721.79
9204        13053.12        13091.99
9205        13126.22        13162.69
9206        12928.01        12971.83
9207        13439.96        13494.6
9208        13168.48        13222
9209        13314.65        13374.06
9210        13357.25        13422.2
9211        13810.06        13874.53
9212        13963.35        14056.29
9301        14069.48        14158.9
9302        14249.57        14350.05
9303        14545.96        14658.57
9304        14183.76        14299.44
9305        14556.8         14685.52
9306        14590.28        14733.98
9307        14526.08        14664.73
9308        15063.54        15223.46
9309        14956.59        15110.81
9310        15258.72        15417.56
9311        15116.81        15272.63
9312        15305.77        15460.48
9401        15800.15        15978.41
9402        15371.96        15546.99
9403        14710.97        14870.7
9404        14909.57        15064.02
9405        15140.66        15309.56
9406        14774.26        14931.42
9407        15251.47        15425.65
9408        15872.2         16053.47
9409        15503.97        15666.58
9410        15838.85        16025.34
9411        15274.99        15437.21
9412        15502.59        15662.6
9501        15897.9         16069.83
9502        16517.92        16693.33
9503        16995.29        17187.46
9504        17481.36        17687.61
9505        18184.11        18386.27
9506        18605.98        18818.35
9507        19219.97        19445
9508        19254.57        19497.5
9509        20076.74        20314.45
9510        19996.43        20243.35
9511        20856.28        21134.06

Annualized                                       From
Total Return (%)               One Year       January 1991
------------------------------------------------------------------------------
                                36.54            16.13

*  The portfolio provides access to U.S.
   large companies by investing in the
   U.S. Large Company Series of the DFA
   Investment Trust Company which in turn
   invests primarily in the securities
   comprising the S&P 500 Index.

*  This portfolio's returns in fiscal
   1995 were reflective of the performance
   of the S&P 500 Index.

Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Small Cap Value Portfolio
vs. Fama-French Small Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

               U.S.
         Small Cap Value   Fama-French
            Portfolio         Index
         ---------------   ----------
9302        10000           10000
9303         9920           10372
9304         9709.69        10047.36
9305         9969.91        10456.28
9306         9969.91        10443.74
9307        10270.01        10588.9
9308        10599.68        10927.75
9309        10969.61        11125.54
9310        11339.28        11570.56
9311        11138.58        11386.59
9312        11361.35        11675.81
9401        11947.59        12229.24
9402        11906.97        12155.87
9403        11512.85        11652.62
9404        11593.44        11737.68
9405        11623.58        11698.95
9406        11410.87        11457.95
9407        11602.58        11740.96
9408        11997.06        12162.46
9409        11956.27        12110.16
9410        11784.1         11904.29
9411        11379.91        11509.07
9412        11498.26        11604.59
9501        11610.94        11792.58
9502        12020.81        12271.36
9503        12163.86        12413.71
9504        12594.46        12803.5
9505        12942.06        13076.22
9506        13454.57        13507.73
9507        14181.12        14050.74
9508        14632.08        14501.77
9509        14816.44        14743.95
9510        14088.95        14086.37
9511        14613.06        14482.2

Annualized                                        From
Total Return (%)               One Year         March 1993
------------------------------------------------------------------------------
                                28.41             16.55

*  The portfolio seeks to capture return
   premiums associated with high book-to-
   market ratios by investing in the U.S.
   Small Cap Value Series of the DFA
   Investment Trust Company which in turn
   invests on a market cap-weighted basis
   in companies that have market caps of
   approximately $500 million or less and
   book-to-market ratios in the upper 30%
   of publicly traded U.S. companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   U.S. companies with high book-to-market
   ratios.


Past performance is not predictive of
future performance.

Fama-French Small Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Large Cap Value Portfolio
vs. Fama-French Large Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

               U.S.
         Large Cap Value    Fama-French
             Portfolio         Index
         ---------------    -----------
9302        10000           10000
9303        10109           10302
9304        10079.68        10247.4
9305        10188.54        10333.48
9306        10396.39        10500.88
9307        10545.06        10622.69
9308        10802.36        10979.61
9309        10614.4         10868.72
9310        10742.83        10906.76
9311        10633.25        10742.07
9312        10894.83        11018.14
9401        11197.71        11241.81
9402        10693.81        10748.29
9403        10260.71        10273.22
9404        10421.81        10418.07
9405        10350.94        10290.97
9406        10135.64        10097.5
9407        10574.51        10541.79
9408        10881.17        10821.15
9409        10563.44        10422.93
9410        10769.43        10620.96
9411        10285.88        10372.43
9412        10400.06        10403.55
9501        10639.26        10809.29
9502        11242.5         11311.92
9503        11419.01        11354.91
9504        11826.67        11718.26
9505        12442.84        12346.36
9506        12715.34        12550.08
9507        13272.27        12926.58
9508        13661.14        13163.13
9509        14133.82        13694.93
9510        13552.92        13395.01
9511        14295.62        13886.6

Annualized                                        From
Total Return (%)               One Year         March 1993
------------------------------------------------------------------------------
                                38.98            13.88

*  The portfolio seeks to capture return
   premiums associated with high book-to-
   market ratios by investing in the U.S.
   Large Cap Value Series of the DFA
   Investment Trust Company which in turn
   invests on a market cap-weighted basis
   in companies that have market caps of
   approximately $500 million or less and
   book-to-market ratios in the upper 30%
   of publicly traded companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large
   U.S. companies with high book-to-market
   ratios.


Past performance is not predictive of
future performance.

Fama-French Large Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA/AEW Real Estate Securities Portfolio vs. NAREIT Index
January 1993-November 1995

The following reflects the growth of a $10,000 investment.

            DFA/AEW
          Real Estate        NAREIT
     Securities Portfolio    Index
     --------------------   --------
9212        10000           10000
9301        10370           10634
9302        10419.78        11289.05
9303        10779.26        12144.76
9304        10339.46        11569.1
9305        10349.8         11373.59
9306        10660.3         11763.7
9307        10940.66        11967.21
9308        11341.09        12260.41
9309        11851.44        12826.84
9310        11691.45        12518.99
9311        11109.21        11866.75
9312        11545.8         11872.69
9401        11800.97        12203.94
9402        11739.6         12721.38
9403        11096.27        12239.24
9404        11065.2         12459.55
9405        11004.34        12747.36
9406        10729.24        12493.69
9407        10760.35        12463.71
9408        10944.35        12463.71
9409        10587.57        12203.22
9410        10148.18        11796.85
9411        9804.159        11406.37
9412        10576.73        12251.59
9501        10278.46        11971.02
9502        10449.09        12224.81
9503        10428.19        12169.8
9504        10375           12166.15
9505        10791.04        12680.77
9506        11015.49        12874.79
9507        11143.27        13102.67
9508        11217.93        13244.18
9509        11409.76        13450.79
9510        11046.93        13136.04
9511        11178.39        13267.4

Annualized                                       From
Total Return (%)               One Year      January 1993
------------------------------------------------------------------------------
                                14.02            3.89

*  This portfolio invests in equity REITS.
   The portfolio invests on a market cap-
   weighted basis.

*  This portfolio's returns in fiscal
   1995 reflected the performance of equity
   REITS and U.S. companies.


Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Japanese Small Company Portfolio
vs. Japanese Large Company Stocks
February 1986-November 1995

The following reflects the growth of a $10,000 investment.

            Japanese        Japanese
         Small Company    Large Company
           Portfolio         Stocks
         -------------    -------------
8601        10000           10000
8602        11054           11150
8603        11523.8         13333.17
8604        12699.22        13914.5
8605        13014.16        13881.1
8606        15097.73        15406.63
8607        15490.27        17363.28
8608        14937.27        18919.03
8609        13428.6         18608.75
8610        12605.43        16247.3
8611        13836.98        17529.22
8612        13967.05        18631.8
8701        14971.28        21456.39
8702        15201.84        21780.38
8703        16448.39        24226.31
8704        17489.57        27971.7
8705        19231.53        27921.35
8706        20050.8         25855.17
8707        20546.05        24926.97
8708        23393.73        27970.55
8709        23251.03        27050.32
8710        22790.66        25045.89
8711        23950.71        26077.78
8712        26199.68        26432.44
8801        27121.91        27746.14
8802        28873.98        29935.31
8803        30730.58        32090.65
8804        32666.6         32417.97
8805        34763.8         30988.34
8806        33453.2         29897.55
8807        31449.36        31105.41
8808        30320.33        28887.59
8809        30411.29        30294.42
8810        32017           32493.8
8811        35356.38        35678.19
8812        34702.28        35774.52
8901        37207.79        35710.12
8902        37918.46        36510.03
8903        37448.27        35243.13
8904        39605.29        35250.18
8905        38401.29        33445.37
8906        37160.93        31719.59
8907        41196.6         35944.64
8908        39631.13        33284.74
8909        44933.78        35637.97
8910        43958.71        34690
8911        46187.42        36455.72
8912        48067.25        36550.5
9001        47206.85        34200.31
9002        45587.65        30708.46
9003        38498.77        24809.36
9004        35095.48        25045.05
9005        41911.02        28618.98
9006        42296.6         27233.82
9007        44288.77        26958.76
9008        37596.74        24246.71
9009        31479.75        20294.49
9010        41263.66        25343.76
9011        32738.58        22180.86
9012        32031.43        23325.4
9101        30583.61        24001.83
9102        37541.38        26855.65
9103        36520.26        25155.69
9104        37820.38        25983.31
9105        37207.69        25778.04
9106        34696.17        23922.02
9107        34602.49        24713.84
9108        30778.91        23332.34
9109        34709.38        25371.58
9110        37232.75        26609.72
9111        33263.74        24608.67
9112        34308.22        25383.84
9201        33104           24246.64
9202        31548.12        22205.08
9203        27989.49        19802.49
9204        25215.73        18590.57
9205        28667.76        20105.71
9206        26016           18268.04
9207        24012.76        18026.91
9208        27276.1         21242.91
9209        27046.98        20724.58
9210        25462.03        19791.97
9211        25609.71        20308.54
9212        25353.61        20024.22
9301        24811.04        19904.08
9302        26133.47        20773.89
9303        30322.67        23703.01
9304        35610.94        27822.59
9305        40315.14        28615.53
9306        38101.84        28223.5
9307        39561.14        30131.41
9308        40186.21        30794.3
9309        38044.28        29220.71
9310        34928.46        29144.74
9311        28051.04        24356.26
9312        28943.07        25040.67
9401        34717.21        29257.51
9402        36456.54        30506.81
9403        37174.74        29219.42
9404        38639.42        30376.51
9405        39025.81        31084.28
9406        42331.3         32678.91
9407        40807.37        31495.93
9408        40317.69        31716.4
9409        38495.33        30885.43
9410        39515.45        31808.91
9411        36350.26        30199.38
9412        37477.12        30591.97
9501        36199.15        28609.61
9502        33795.53        27382.26
9503        35738.77        29860.35
9504        37014.65        31362.33
9505        33172.53        29373.96
9506        31407.75        28052.13
9507        33976.9         30105.54
9508        34007.48        29090.99
9509        32834.22        29125.9
9510        31675.17        27675.43
9511        33971.62        29299.97

Annualized                                                     From
Total Return (%)               One Year     Five Years       February 1986
-------------------------------------------------------------------------------
                                -6.54         0.74           13.24

*  Dimensional's objective is to capture
   premium returns and diversification
   benefits by investing in a broad cross-
   section of small companies on a market
   cap-weighted basis. The Japanese
   Small Company Portfolio provides
   access to publicly traded small
   companies listed on the lower half, of
   companies on the first section of Tokyo
   Stock Exchange. Currently, these
   companies have market capitalization of
   approximately $720 million of less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   cap companies in Japan.


Past performance is not predictive of
future performance.

Japanese Large Company Stocks courtesy of
Morgan Stanley Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Pacific Rim Small Company Portfolio
vs. Pacific Rim Large Company Stocks
February 1993-November 1995

The following reflects the growth of a $10,000 investment.

           Pacific Rim     Pacific Rim
          Small Company   Large Company
            Portfolio       Stocks
          -------------   ------------
9301        10000           10000
9302        10741           10770
9303        11294.16        10953.09
9304        12400.99        11511.7
9305        13419.11        11949.14
9306        13043.38        11590.67
9307        13280.76        11996.34
9308        13626.06        12908.06
9309        14179.28        13153.32
9310        16016.92        15284.15
9311        16374.1         14825.63
9312        19034.89        17909.36
9401        17986.06        17425.81
9402        18176.72        16571.94
9403        16257.25        14782.17
9404        16676.69        15462.15
9405        16686.7         15972.4
9406        16226.15        15269.62
9407        16685.34        16078.91
9408        17654.76        17156.19
9409        18255.03        16710.13
9410        18415.67        16977.5
9411        17073.17        15619.3
9412        16738.53        15385.01
9501        14952.53        14061.9
9502        15493.81        15369.65
9503        15548.04        15538.72
9504        15299.27        15740.72
9505        15830.16        16811.09
9506        15895.06        16491.68
9507        16923.47        17167.84
9508        16610.39        16721.48
9509        16751.58        16938.85
9510        16242.33        16633.96
9511        16005.19        16783.66

Annualized                                        From
Total Return (%)               One Year       February 1993
------------------------------------------------------------------------------
                                -6.26             18.06

*  Dimensional's objective is to capture
   premium returns and diversification
   benefits by investing in a broad cross-
   section of small companies on a market
   cap-weighted basis. The Pacific Rim
   Small Company Portfolio provides
   access to publicly traded small
   companies listed on the major
   exchanges of Hong Kong, Singapore,
   Australia, Korea and Malaysia.
   Currently, these companies have market
   capitalization of approximately $500
   million or less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   companies in the Pacific Rim Region.


Past performance is not predictive of
future performance.

Pacific Rim Large Company Stocks courtesy of
Morgan Stanley Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
United Kingdom Small Company Portfolio
vs. United Kingdom Large Company Stocks
March 1986-November 1995

The following reflects the growth of a $10,000 investment.

          United Kingdom   United Kingdom
          Small Company     Large Company
            Portfolio         Stocks
          -------------    --------------
8602        10000           10000
8603        10391           10780
8604        11366.71        11995.98
8605        10752.91        10899.55
8606        11577.66        11163.32
8607        10992.99        11568.55
8608        11268.91        13151.13
8609        10624.33        12451.49
8610        10729.51        12451.49
8611        11318.56        13224.72
8612        12045.21        13399.29
8701        13319.6         13556.06
8702        14999.2         13443.55
8703        16541.12        14107.66
8704        17718.84        14437.78
8705        18771.34        13815.51
8706        20374.42        14160.9
8707        21896.38        14771.23
8708        21469.41        15189.26
8709        22358.24        14858.13
8710        18474.61        12301.05
8711        16688.12        11775.79
8712        18241.78        11978.34
8801        18110.44        11205.73
8802        18072.41        12395.78
8803        19561.57        12578
8804        20050.61        12747.8
8805        20116.78        12608.85
8806        19394.59        12687.03
8807        19759.21        12659.12
8808        18577.61        12279.34
8809        18833.98        12997.68
8810        20214.51        14322.15
8811        20636.99        14519.79
8812        19462.75        14813.09
8901        20624.67        14678.29
8902        21228.98        14662.15
8903        21144.06        14786.78
8904        21158.86        15338.32
8905        19717.94        14738.59
8906        19400.48        15646.49
8907        21297.85        17200.19
8908        19958.22        17114.19
8909        20299.5         17646.44
8910        17567.19        16792.35
8911        17458.27        17754.55
8912        18243.89        19739.51
9001        19188.93        19597.39
9002        18720.72        19174.08
9003        17816.51        19898.86
9004        16711.88        19761.56
9005        18017.08        20749.64
9006        19339.54        21228.96
9007        20401.28        22124.82
9008        18350.95        19399.04
9009        16468.14        16805.39
9010        17296.49        18270.82
9011        17069.9         17982.14
9012        17027.23        17654.86
9101        16541.95        18214.52
9102        18250.74        19895.72
9103        18278.11        18387.63
9104        18223.28        18236.85
9105        17791.39        19055.68
9106        16371.63        17472.16
9107        17136.19        18171.04
9108        17747.95        18421.8
9109        19618.59        18886.03
9110        19438.09        18557.42
9111        19212.61        18436.79
9112        19541.15        19799.27
9201        19281.25        19931.93
9202        19188.7         20214.96
9203        18223.51        19798.53
9204        20255.43        20117.29
9205        21999.42        21274.03
9206        21117.25        21167.66
9207        19003.41        20450.08
9208        18363           20384.64
9209        17351.19        20078.87
9210        15376.63        18813.9
9211        15190.57        18663.39
9212        16812.92        18868.69
9301        17870.46        19208.32
9302        17543.43        19880.61
9303        18946.9         20655.96
9304        20244.76        21027.77
9305        20495.8         21322.15
9306        20139.17        20959.68
9307        19792.78        21127.35
9308        21417.77        23218.96
9309        21340.66        23265.4
9310        21408.95        24289.08
9311        20723.87        23414.67
9312        21961.08        25194.19
9401        24941.2         26579.87
9402        24833.95        25862.21
9403        23403.52        25707.04
9404        24246.04        26863.85
9405        23491.99        25869.89
9406        22775.49        25430.1
9407        23333.48        26752.47
9408        24147.82        27260.77
9409        23824.24        26279.38
9410        24274.52        27225.44
9411        23179.74        26272.55
9412        22980.39        26509
9501        22911.45        26429.47
9502        22551.74        27275.21
9503        23492.15        28148.02
9504        24093.55        29330.24
9505        24924.78        29916.84
9506        24854.99        30335.68
9507        25926.24        31882.8
9508        25895.13        30416.19
9509        26415.62        31359.09
9510        26056.37        31170.94
9511        25126.15        31420.3

Annualized                                                    From
Total Return (%)               One Year      Five Years     March 1986
-------------------------------------------------------------------------------
                                 8.40           8.04          9.91

*  Dimensional's objective is to capture
   premium returns and diversification
   benefits by investing in a broad cross-
   section of small companies on a market
   cap-weighted basis. The United
   Kingdom Small Company Portfolio
   provides access to publicly traded
   small companies in the bottom half by
   market cap of companies traded on the
   London Stock Exchange. Currently
   these companies have market
   capitalization of approximately $450
   million of less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   companies in the United Kingdom.


Past performance is not predictive of
future performance.

United Kingdom Large Company Stocks courtesy of
Morgan Stanley Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Emerging Markets Portfolio
vs. MSCI Emerging Markets Free Equal-Weighted Index
May 1994-November 1995

The following reflects the growth of a $10,000 investment.

            Emerging     MSCI Emerging Markets
             Markets      Free Equal-Weighted
            Portfolio          Index
           ----------    ---------------------
9404        10000             10000
9405        10445             10455
9406        10485.74          10245.9
9407        11245.95          10947.74
9408        12253.59          12330.44
9409        12377.35          12450.05
9410        12007.27          12296.91
9411        11617.03          11787.82
9412        10773.63          11164.25
9501        9775.996          10046.7
9502        9714.407          9808.598
9503        10136.01          10233.31
9504        10629.64          10974.2
9505        11380.09          11643.63
9506        11441.54          11626.16
9507        11893.48          11905.19
9508        11441.53          11305.17
9509        11225.28          11141.24
9510        10834.64          10771.35
9511        10690.54          10578.55

Annualized                                        From
Total Return (%)               One Year         May 1994
------------------------------------------------------------------------------
                                -7.97             4.31

*  This portfolio provides access to non-
   U.S. large companies in "emerging
   market" countries, including Argentina,
   Brazil, Indonesia, Israel, Malaysia,
   Mexico, Portugal, Thailand and Turkey.
   Investment is based on market
   capitalization, with investments
   attempting to capture between 40% and
   75% of the largest companies in each
   country. The portfolio attempts to have
   equal country-weighting.

*  This portfolio's returns in fiscal
   1995 reflected the performance of an
   equally weighted emerging markets
   country portfolio.


Past performance is not predictive of
future performance.

MSCI Emerging Markets Free Equal-Weighted Index is created by equal-weighting the MSCI country returns for the 9 countries that Dimensional is currently invested in. Courtesy of
Morgan Stanley Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Continental Small Company Portfolio
vs. Continental Large Company Stocks
July 1988-November 1995

The following reflects the growth of a $10,000 investment.

          Continental      Continental
         Small Company    Large Company
           Portfolio         Stocks
         -------------    -------------
8806        10000          10000
8807        9841            9978
8808        9791.795        9678.66
8809        10437.07        10244.86
8810        11399.37        11288.81
8811        11905.5         11444.6
8812        12045.99        11675.78
8901        12255.59        11569.53
8902        12315.64        11556.8
8903        12475.75        11655.04
8904        13285.42        12089.77
8905        13005.1         11617.06
8906        13465.48        12332.67
8907        14475.39        13557.3
8908        14495.66        13489.52
8909        15755.33        13909.04
8910        15196.01        13235.84
8911        16145.77        13994.26
8912        17429.35        15558.82
9001        17347.44        15446.79
9002        17049.06        15113.14
9003        17831.61        15684.42
9004        18273.84        15576.2
9005        18789.16        16355.01
9006        19437.38        16732.81
9007        20630.84        17438.93
9008        18285.11        15290.45
9009        16370.66        13246.12
9010        17328.35        14401.18
9011        16711.46        14173.64
9012        16719.81        13915.68
9101        16248.31        14356.81
9102        17362.95        15681.94
9103        15949.6         14493.25
9104        15949.6         14374.41
9105        16013.4         15019.82
9106        15081.42        13771.67
9107        15413.21        14322.54
9108        15413.21        14520.19
9109        15874.07        14886.1
9110        15370.86        14627.08
9111        15189.48        14532
9112        16030.98        15605.92
9201        15766.47        15710.48
9202        15686.06        15933.57
9203        15489.99        15605.34
9204        15420.28        15856.58
9205        16017.05        16768.34
9206        16085.92        16684.49
9207        15683.77        16118.89
9208        15741.8         16067.31
9209        14833.5         15826.3
9210        13661.65        14829.24
9211        13086.5         14710.61
9212        12850.94        14872.43
9301        13253.17        15140.13
9302        13253.17        15670.03
9303        13962.22        16281.17
9304        14576.56        16574.23
9305        14599.88        16806.27
9306        13831.93        16520.56
9307        13772.45        16652.72
9308        15273.65        18301.34
9309        15308.77        18337.95
9310        15426.65        19144.82
9311        15082.64        18455.6
9312        16102.22        19858.23
9401        17316.33        20950.43
9402        17544.91        20384.77
9403        18109.85        20262.46
9404        18807.08        21174.27
9405        18530.62        20390.82
9406        18350.87        20044.18
9407        18807.81        21086.48
9408        18999.65        21487.12
9409        18579.76        20713.58
9410        18590.9         21459.27
9411        17826.82        20708.2
9412        17874.95        20894.57
9501        17753.4         20831.89
9502        18081.84        21498.51
9503        18349.45        22186.46
9504        18714.6         23118.29
9505        19019.65        23580.66
9506        19276.42        23910.79
9507        19752.54        25130.24
9508        18790.6         23974.25
9509        18801.87        24717.45
9510        18192.69        24569.14
9511        17590.51        24765.7

Annualized                                                    From
Total Return (%)               One Year    One Year         July 1988
------------------------------------------------------------------------
                                -1.33        1.03             7.91

*  Dimensional's objective is to capture
   premium returns and diversification
   benefits by investing in a broad cross-
   section of small companies on a market
   cap-weighted basis. The Continental
   Small Company Portfolio provides
   access to publicly traded small
   companies listed on the major
   exchanges of France, Germany, Italy,
   Switzerland, The Netherlands, Belgium
   and Spain. Currently, these companies
   have market capitalization of
   approximately $700 million or less.

*  This portfolio's return in fiscal 1995
   reflected the performance of small
   companies in Continental Europe.


Past performance is not predictive of
future performance.

Continental Large Company Stocks courtesy of
Morgan Stanley Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Large Cap International Portfolio
vs. EAFE Index
August 1991-November 1995

The following reflects the growth of a $10,000 investment.

            Large Cap
          International       EAFE
            Portfolio        Index
          -------------     --------
9107        10000           10000
9108        9865             9799
9109        10337.53        10353.62
9110        10636.29        10502.72
9111        10288.48        10015.39
9112        10880.07        10535.19
9201        10539.52        10312.9
9202        10072.62         9946.78
9203         9401.78         9293.28
9204         9392.38         9339.75
9205         9966.25         9968.31
9206         9538.70         9498.80
9207         9411.84         9258.48
9208        10121.49         9842.69
9209         9868.45         9655.68
9210         9295.09         9153.59
9211         9362.95         9245.12
9212         9450.96         9291.35
9301         9362.12         9291.35
9302         9607.41         9579.38
9303        10363.52        10412.79
9304        11090           11402.01
9305        11326.22        11641.45
9306        11130.27        11466.83
9307        11494.23        11868.17
9308        12103.43        12509.05
9309        11819           12233.85
9310        12142.84        12613.1
9311        11194.48        11515.76
9312        11894.14        12344.89
9401        12730.3         13394.21
9402        12362.39        13354.03
9403        12003.88        12779.8
9404        12432.42        13329.33
9405        12313.07        13249.36
9406        12502.69        13434.85
9407        12661.47        13569.2
9408        12970.41        13894.86
9409        12502.18        13464.12
9410        13009.77        13921.9
9411        12398.31        13253.65
9412        12524.77        13333.17
9501        12164.06        12826.51
9502        12078.91        12788.03
9503        12885.78        13593.67
9504        13341.94        14110.23
9505        13183.17        13940.91
9506        12981.47        13703.92
9507        13714.92        14567.26
9508        13173.18        14013.71
9509        13395.81        14293.98
9510        13204.25        13908.04
9511        13559.44        14297.47

Annualized                                         From
Total Return (%)               One Year         August 1991
------------------------------------------------------------------------------
                                 9.37              7.28

*  This portfolio provides access to non-
   U.S. large companies in Europe,
   Australia and the Far East (currently 8
   countries). Investment will be based on
   market capitalization, with investments
   made in the largest 50% of companies
   in each country. Country weighting is
   designed to reflect each country's
   market capitalization relative to the
   overall index, adjusted to reflect
   cross-ownership.

*  This portfolio's returns in fiscal
   1995 reflected the performance of its
   strategy.

Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA International High Book to Market Portfolio vs. EAFE Index
July 1993-November 1995

The following reflects the growth of a $10,000 investment.

            DFA Int'l.
            High Book
            to Market        EAFE
            Portfolio        Index
           -----------      -------
9306        10000           10000
9307        10383           10350
9308        10983.14        10908.9
9309        10776.65        10668.9
9310        11046.07        10999.64
9311        10290.52        10042.67
9312        11110.67        10765.74
9401        12045.08        11680.83
9402        11921.02        11645.79
9403        11599.15        11145.02
9404        11983.08        11624.26
9405        12056.18        11554.51
9406        12191.21        11716.27
9407        12430.16        11833.44
9408        12616.61        12117.44
9409        12169.98        11741.8
9410        12678.68        12141.02
9411        12010.52        11558.25
9412        12084.98        11627.6
9501        11601.58        11185.75
9502        11570.26        11152.19
9503        12252.91        11854.78
9504        12631.52        12305.26
9505        12558.26        12157.6
9506        12432.67        11950.92
9507        13126.42        12703.83
9508        12674.87        12221.08
9509        12748.38        12465.51
9510        12506.16        12128.94
9511        12845.08        12468.55

Annualized                                        From
Total Return (%)               One Year         July 1993
------------------------------------------------------------------------------
                                 6.95            10.92

*  This portfolio invests in the DFA
   International Value Series of the DFA
   Investment Trust Company which in turn
   invests in companies with market
   capitalization greater than $500
   million and book-to-market ratios is in
   the upper 30% of large publicly traded
   international companies. Country
   weightings reflect the EAFE Index
   market capitalization weight, with
   Japan limited to 38%.

*  This portfolio's returns in fiscal 1995
   reflected the performance of large,
   high book-to-market international
   companies.


Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley
Capital International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA International Small Cap Value Portfolio vs. EAFE Index
January 1995-November 1995

The following reflects the growth of a $10,000 investment.

            DFA Int'l.
         Small Cap Value      EAFE
            Portfolio         Index
         ---------------    --------
9412        10000           10000
9501         9930            9620
9502         9780.05         9591.14
9503        10099.86        10195.38
9504        10359.43        10582.81
9505        10169.85        10455.81
9506         9979.67        10278.06
9507        10369.88        10925.58
9508        10109.6         10510.41
9509         9959.97        10720.62
9510         9640.26        10431.16
9511         9728.95        10723.23

                                                  From
Total Return (%)                              January 1995
------------------------------------------------------------------------------
                                                 -2.71

* This portfolio invests in companies with market caps less than $500 million and book-to-market ratios in the upper 30% of large publicly traded international companies. Country wieghtings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.

* This was a new portfolio and its year-to-year date returns in fiscal 1995 reflected the performance of its strategy.


Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA One-Year Fixed Income Portfolio vs.
One Month CD's
December 1985-November 1995


The following reflects the growth of a $10,000 investment.

          DFA One-Year        One
          Fixed Income        Month
            Portfolio         CD's
          ------------        -----

8511        10000           10000
8512        10103           10069
8601        10178.77        10135.46
8602        10245.95        10196.27
8603        10385.3         10262.54
8604        10464.23        10323.09
8605        10494.57        10378.84
8606        10594.27        10442.15
8607        10673.73        10500.62
8608        10801.81        10553.13
8609        10821.26        10602.73
8610        10898.09        10654.68
8611        10944.95        10701.56
8612        11004.05        10759.35
8701        11074.48        10816.37
8702        11120.99        10867.21
8703        11175.48        10925.89
8704        11159.84        10983.8
8705        11186.62        11036.52
8706        11287.3         11098.33
8707        11355.02        11158.26
8708        11406.12        11217.4
8709        11409.54        11275.73
8710        11551.02        11344.51
8711        11616.86        11404.64
8712        11710.96        11466.22
8801        11839.78        11524.7
8802        11934.5         11585.78
8803        11989.4         11648.34
8804        12028.96        11707.75
8805        12062.64        11774.48
8806        12155.52        11842.78
8807        12200.5         11910.28
8808        12257.84        11991.27
8809        12364.49        12068.01
8810        12460.93        12147.66
8811        12500.8         12225.41
8812        12577.06        12307.32
8901        12678.93        12400.85
8902        12729.65        12482.7
8903        12823.85        12583.81
8904        12948.24        12674.41
8905        13085.49        12782.14
8906        13198.03        12879.29
8907        13308.89        12977.17
8908        13399.39        13071.91
8909        13489.17        13159.49
8910        13597.08        13264.76
8911        13692.26        13353.64
8912        13784           13436.43
9001        13886           13533.17
9002        13970.7         13614.37
9003        14060.12        13701.5
9004        14147.29        13793.3
9005        14268.95        13885.72
9006        14377.4         13973.2
9007        14509.67        14068.22
9008        14596.73        14161.07
9009        14684.31        14246.03
9010        14801.78        14347.18
9011        14908.36        14439
9012        15036.57        14532.85
9101        15140.32        14625.86
9102        15234.19        14704.84
9103        15328.64        14779.84
9104        15437.48        14861.13
9105        15533.19        14932.46
9106        15592.21        14998.16
9107        15702.92        15076.15
9108        15830.11        15145.51
9109        15963.09        15215.17
9110        16060.46        15282.12
9111        16192.16        15341.72
9112        16349.22        15400.02
9201        16403.17        15457
9202        16457.3         15500.28
9203        16491.86        15549.88
9204        16600.71        15598.09
9205        16685.37        15640.2
9206        16795.5         15687.12
9207        16921.46        15732.61
9208        17002.69        15771.94
9209        17113.2         15809.8
9210        17123.47        15844.58
9211        17104.64        15881.02
9212        17197           15923.9
9301        17305.34        15960.53
9302        17376.29        15994.04
9303        17457.96        16032.43
9304        17541.76        16067.7
9305        17554.04        16099.83
9306        17627.77        16135.25
9307        17680.65        16170.75
9308        17763.75        16207.94
9309        17829.47        16241.98
9310        17863.35        16274.47
9311        17895.5         16311.9
9312        17954.56        16347.78
9401        18044.33        16383.75
9402        18008.24        16416.52
9403        18001.04        16455.92
9404        17990.24        16495.41
9405        18028.02        16544.9
9406        18087.51        16596.18
9407        18194.23        16647.63
9408        18263.37        16704.24
9409        18294.41        16759.36
9410        18354.79        16821.37
9411        18341.94        16881.93
9412        18396.96        16951.14
9501        18569.89        17027.42
9502        18746.31        17097.23
9503        18860.66        17175.88
9504        18983.26        17246.3
9505        19184.48        17329.08
9506        19291.91        17405.33
9507        19392.23        17483.66
9508        19489.19        17560.58
9509        19574.94        17632.58
9510        19678.69        17713.69
9511        19771.18        17789.86





Annualized                       One         Five          Ten
Total Return (%)                 Year        Years        Years
------------------------------------------------------------------------------
                                 7.79        5.81         7.05

*  The portfolio maximizes expected
   returns by investing in the DFA One-
   Year Fixed Income Series of the DFA
   Investment Trust Company which uses a
   strategy of shifting maturities based
   on changes in the yield curve. Using
   current prices, the strategy creates
   a matrix of expected returns from
   different buy and sell strategies
   and identifies the optimal maturity
   range for the highest expected
   returns. Issues which meet maturity
   and quality level are further
   evaluated for business risk.
   Maturities are shifted if
   sufficient premimums can be
   documented.


*  This portfolio's returns in fiscal
   1995 reflected the performance of
   its strategy

Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA Five-Year Government Portfolio vs.
Lehman Intermediate Government Index
June 1987-November 1995

The following reflects the growth of a $10,000 investment.



          DFA Five-Year        Lehman
            Government      Intermediate
            Portfolio          Gov't.
          -------------     ------------

8705        10000           10000
8706        10110           10121
8707        10130.22        10144.28
8708        10087.67        10117.9
8709        9949.472        9986.37
8710        10265.87        10271.98
8711        10326.43        10337.72
8712        10448.29        10446.27
8801        10765.91        10713.69
8802        10877.88        10832.61
8803        10800.65        10791.45
8804        10771.48        10773.1
8805        10723.01        10725.7
8806        10876.35        10896.24
8807        10844.81        10873.36
8808        10839.39        10889.67
8809        11019.32        11079.15
8810        11182.41        11229.83
8811        11062.76        11134.37
8812        11108.11        11144.39
8901        11204.75        11261.41
8902        11248.45        11214.11
8903        11319.32        11261.21
8904        11432.51        11486.44
8905        11546.84        11713.87
8906        11687.71        12009.06
8907        11796.4         12255.24
8908        11828.25        12097.15
8909        11883.85        12154.01
8910        12011           12411.67
8911        12095.08        12529.58
8912        12161.6         12564.66
9001        12230.92        12484.25
9002        12299.42        12530.44
9003        12344.93        12546.73
9004        12378.26        12502.82
9005        12554.03        12777.88
9006        12661.99        12949.1
9007        12801.27        13129.1
9008        12739.83        13075.27
9009        12855.76        13175.95
9010        13062.74        13328.79
9011        13270.44        13531.39
9012        13477.45        13716.77
9101        13608.19        13856.68
9102        13677.59        13967.53
9103        13726.83        14062.51
9104        13884.69        14215.79
9105        13955.5         14302.51
9106        13924.8         14312.52
9107        14115.57        14472.82
9108        14400.7         14749.25
9109        14681.51        15002.94
9110        14862.1         15173.97
9111        15053.82        15348.47
9112        15448.23        15722.97
9201        15262.85        15579.89
9202        15296.43        15640.66
9203        15204.65        15579.66
9204        15377.98        15716.76
9205        15617.88        15960.37
9206        15906.81        16196.58
9207        16264.71        16518.89
9208        16471.27        16684.08
9209        16743.05        16910.99
9210        16460.09        16691.14
9211        16346.52        16627.72
9212        16575.37        16850.53
9301        16898.59        17177.43
9302        17158.83        17448.83
9303        17230.89        17518.63
9304        17380.8         17658.78
9305        17304.33        17619.93
9306        17577.73        17896.56
9307        17583.01        17939.51
9308        17917.09        18224.75
9309        17985.17        18299.47
9310        18026.54        18348.88
9311        17894.94        18246.13
9312        17952.21        18330.06
9401        18169.43        18533.52
9402        17842.38        18259.23
9403        17530.14        17957.95
9404        17353.08        17835.83
9405        17379.11        17848.32
9406        17368.68        17809.05
9407        17603.16        18065.5
9408        17654.21        18121.51
9409        17474.14        17954.79
9410        17470.64        17952.99
9411        17336.12        17872.2
9412        17386.39        17934.76
9501        17584.6         18236.06
9502        17771           18613.55
9503        17859.85        18719.64
9504        17990.23        18951.77
9505        18324.85        19524.11
9506        18429.3         19654.92
9507        18503.01        19656.89
9508        18639.94        19835.77
9509        18731.27        19978.58
9510        18862.39        20200.35
9511        18956.7         20464.97



Annualized                      One         Five            From
Total Return (%)                Year        Years         June 1987
------------------------------------------------------------------------------
                                9.35        7.39            7.81

*  DFA Five-Year Government Portfolio
   maximizes expected returns by shifting
   maturities based on changes in the
   yield curve. Using current prices,
   the strategy creates a matrix of
   expected returns from different buy
   and sell strategies and identifies
   the optimal maturity range for the
   highest expected returns. Maturities
   are shifted if sufficient premiums
   can be documented. Investments are
   made in U.S. government securities
   with a maximum maturity of five
   years.

*  This portfolio's returns in fiscal
   1995 reflected the performance of its
   strategy.


Past performance is not predictive of
future performance.

Lehman Index courtesy of Lehman Brothers.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA Global Fixed Income Portfolio
vs. Salomon World Fixed Income Index
December 1990-November 1995

The following reflects the growth of a $10,000 investment.

            DFA Global     Salomon World
           Fixed Income    Fixed Income
            Portfolio         Index
          -------------    ----------
9011        10000           10000
9012        10060           10126
9101        10126.4         10276.88
9102        10185.13        10374.51
9103        10213.65        10404.59
9104        10319.87        10490.95
9105        10427.2         10540.26
9106        10425.11        10507.58
9107        10529.36        10621.07
9108        10706.25        10806.94
9109        10871.13        11012.27
9110        10993.98        11094.86
9111        11099.52        11170.3
9112        11395.87        11460.73
9201        11252.29        11421.77
9202        11278.17        11464.03
9203        11208.24        11396.39
9204        11309.12        11431.72
9205        11481.01        11591.76
9206        11675.04        11699.56
9207        11923.72        11882.08
9208        12065.61        11960.5
9209        12253.84        12143.49
9210        12067.58        12192.07
9211        11987.93        12184.75
9212        12135.39        12339.5
9301        12350.18        12533.23
9302        12536.67        12768.85
9303        12568.01        12762.47
9304        12573.04        12805.86
9305        12565.49        12832.76
9306        12806.75        13091.98
9307        12915.61        13209.8
9308        13155.84        13483.25
9309        13187.41        13561.45
9310        13323.24        13680.79
9311        13357.88        13690.37
9312        13538.22        13871.08
9401        13627.57        13880.79
9402        13314.13        13601.79
9403        12981.28        13429.04
9404        12896.9         13344.44
9405        12796.31        13275.05
9406        12683.7         13174.16
9407        12777.56        13315.12
9408        12875.95        13237.9
9409        12812.85        13194.21
9410        12837.2         13217.96
9411        12969.42        13317.09
9412        12952.56        13353.05
9501        13057.48        13537.32
9502        13249.42        13748.5
9503        13513.09        13972.61
9504        13696.86        14180.8
9505        14032.44        14675.71
9506        14059.1         14697.72
9507        14181.41        14797.67
9508        14282.1         14921.97
9509        14483.48        15127.89
9510        14631.21        15312.45
9511        14947.24        15603.39

Annualized                                       Five
Total Return (%)               One Year          Years
------------------------------------------------------------------------------
                                15.25            8.27

*  DFA Global Fixed Income Portfolio
   invests in U.S. and international
   government bonds, debt guaranteed by
   foreign governments, high quality
   corporate debt and debt of supranational issuers with maturities of 10 years or less. Eligible countries: United States,
   Canada, United Kingdom, Germany,
   Japan, France and Australia. The
   portfolio is diversified across countries.
   Using current prices the strategy creates a matrix of expected horizon returns from different buy and sell strategies and identifies the maturity range with the highest expected returns. Maturities are shifted only if sufficient premiums warrant it. Country weighting is increased or reduced based on expected returns. The portfolio may be concentrated in the U.S. if international curves are inverted.

*  This portfolio's returns in fiscal
   1995 reflected the performance of its
   strategy.


Past performance is not predictive of
future performance.

Salomon World Fixed Income Index courtesy of
Salomon Brothers.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA Intermediate Government Fixed Income Portfolio vs. Lehman Treasury Index
November 1990-November 1995

The following reflects the growth of a $10,000 investment.

               DFA           Lehman
          Intermediate      Treasury
             Gov't.          Index
         -------------      -------
9010        10000           10000
9011        10263           10221
9012        10449.79        10380.45
9101        10573.09        10491.52
9102        10649.22        10547.12
9103        10680.1         10600.91
9104        10794.38        10717.52
9105        10862.38        10757.18
9106        10827.63        10741.04
9107        10971.63        10866.71
9108        11233.85        11118.82
9109        11509.08        11353.43
9110        11636.83        11454.47
9111        11796.26        11569.02
9112        12213.85        11969.31
9201        11969.57        11777.8
9202        11985.13        11823.73
9203        11901.23        11752.79
9204        12035.72        11826.83
9205        12243.94        12044.44
9206        12486.37        12219.09
9207        12862.21        12530.68
9208        13034.56        12649.72
9209        13256.15        12834.4
9210        13017.54        12645.74
9211        12940.73        12620.45
9212        13142.61        12834.99
9301        13459.35        13110.95
9302        13783.72        13374.48
9303        13869.17        13418.61
9304        13981.51        13523.28
9305        13973.13        13508.4
9306        14293.11        13810.99
9307        14334.56        13892.47
9308        14652.79        14202.28
9309        14772.94        14257.67
9310        14802.49        14310.42
9311        14602.65        14153
9312        14671.29        14208.2
9401        14875.22        14404.27
9402        14536.06        14094.58
9403        14182.84        13778.86
9404        14005.55        13671.39
9405        13988.74        13654.98
9406        13943.98        13624.94
9407        14185.21        13872.92
9408        14232.02        13875.69
9409        14004.31        13681.43
9410        13986.1         13673.22
9411        13914.77        13645.88
9412        13976           13729.12
9501        14231.76        13983.1
9502        14607.48        14280.94
9503        14683.44        14370.91
9504        14912.5         14559.17
9505        15564.18        15147.36
9506        15691.8         15267.03
9507        15613.34        15210.54
9508        15794.46        15386.98
9509        15928.71        15534.7
9510        16151.71        15775.48
9511        16427.91        16020

Annualized                                                   From
Total Return (%)               One Year    Five Years    November 1990
-------------------------------------------------------------------------------
                                18.06         9.86          10.26

*  The strategy employs a buy and hold
   strategy investing in securities with a
   maturity of between five and fifteen
   years and maintaining an average
   weighted maturity of seven to ten years.
   The investment universe includes
   obligations of the U.S. Government,
   U.S. Government Agencies and AAA
   rated dollar denominated obligations of
   foreign securities and supranationals.
   Performance is expected to match or
   exceed the returns of the Lehman
   Treasury Index without exceeding the
   volatility of that index. Portfolio
   turnover is estimated to be no more
   than 30%.

*  This portfolio's return in fiscal
   1995 reflected the performance of its
   strategy.


Past performance is not predictive of
future performance.

Lehman Index courtesy of Lehman Brothers.

------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           SCHEDULE OF INVESTMENTS
                    THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                           Shares         Value+
                                           ------         ------
COMMON STOCKS -- (98.3%)
 *A Plus Network, Inc.  ..............     57,100     $  774,419
 *AAON, Inc.  ........................     39,490        264,089
 *ABC Rail Products Corp.  ...........     47,000      1,036,938
  ABS Industries, Inc.  ..............    114,200        984,975
  ACC Corp.  .........................     14,500        311,750
  ADAC Laboratories  .................     16,400        203,975
  ADCO Technologies, Inc.  ...........     15,200        109,250
 *AEL Industries, Inc. Class A  ......      3,300         89,925
  AEP Industries, Inc.  ..............     22,350        505,669
 *AER Energy Resources, Inc.  ........    120,200        323,038
 *AFC Cable Systems, Inc.  ...........      7,500         97,969
 *AG Services America, Inc.  .........      1,400         11,900
 *AM International, Inc.  ............      8,500         61,625
 *ARI Holdings Corp.  ................      2,200          1,925
 *ARI Network Services, Inc.  ........     95,500        191,000
 *ATS Medical, Inc.  .................     17,700        154,875
 *AW Computer Systems, Inc.
   Class A ...........................      1,000          1,563
  Aames Financial Corp.  .............      6,000        190,500
  Aaron Rents, Inc. Class A  .........     41,500        752,188
  Aaron Rents, Inc. Class B  .........     52,100        924,775
*#Abaxis, Inc.  ......................     74,800        472,175
  Abington Savings Bank MA  ..........     18,400        335,800
 *Abiomed, Inc.  .....................      8,300        106,344
 *Able Telcom Holding Corp.  .........      8,200         58,425
  Abrams Industries, Inc.  ...........        200            925
 *Abraxas Petroleum Corp.  ...........     50,000        328,125
 *Accell International Corp.  ........     97,293        267,556
 *Access Health Marketing, Inc.  .....     53,500      1,738,750
 *Ace Cash Express, Inc.  ............      4,100         38,950
  Aceto Corp.  .......................      5,710         97,070
 *Acme Electric Corp.  ...............     19,484        163,179
 *#Acme Metals, Inc.  ................     98,500      1,520,594
 *Acme United Corp.  .................     69,033        241,616
  Acme-Cleveland Corp.  ..............     32,100        730,275
 *Action Performance Companies,  Inc.       5,200         71,175
 *Active Voice Corp.  ................      4,500        118,125
 *Adage, Inc.  .......................     50,942        226,055
  Adams Resources & Energy, Inc.  ....     74,150        495,878
 *Advance Ross Corp.  ................    121,000      3,486,313
*#Advanced Logic Research, Inc.  .....     13,800        100,050
 *Advanced Magnetics, Inc.  ..........     45,550      1,161,525
 *Advanced Marketing Services, Inc.  .     31,500        293,344
 *Advanced Medical, Inc.  ............     29,800         91,263
 *Advanced NMR Systems, Inc.  ........     33,172         49,240
 *Advanced Polymer Systems, Inc.  ....     71,000        400,484
 *Advanced Promotion Technologies,
   Inc. (Private Placement) ..........    159,451        156,960
 *Advanced Technology Materials,
   Inc. ..............................     20,300        209,344
  Advantage Bancorp, Inc.  ...........      1,700         59,075
 *Advantage Companies, Inc.  .........     18,600        330,150
 *Advantage Health Corp.  ............     49,100      1,601,888
 *Advest Group, Inc.  ................     10,100         90,900
 *Advocat, Inc.  .....................     50,700        526,013
 *Aequitron Medical, Inc.  ...........     55,700        438,638
 *Aeroflex, Inc.  ....................     97,252        437,634


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Aerosonic Corp. DE  ................        200     $      313
 *Aerovox, Inc.  .....................     41,800        240,350
 *Aetrium, Inc.  .....................      4,650         95,906
 *Affiliated Community Bancorp  ......      3,600         62,775
 *Agouron Pharmaceuticals, Inc.  .....     39,400      1,182,000
 *Agri-Nutrition Group, Ltd.  ........      8,900         16,966
 *Agridyne Technology, Inc.  .........     63,900         91,856
 *Air & Water Technologies Corp.
   Class A ...........................     30,600        168,300
 *Air Methods Corp.  .................      8,100         31,388
 *Air-Cure Environmental  ............      8,800         33,000
 *Airsensors, Inc.  ..................     10,000         81,875
 *Airways Corp.  .....................     60,700        584,238
 *Akorn, Inc.  .......................     17,800         44,500
  Alabama National Bancorporation  ...      2,500         34,688
 *Alamco, Inc.  ......................     47,160        400,860
  Alamo Group, Inc.  .................     25,000        431,250
  Alatenn Resources, Inc.  ...........     39,900        852,863
 *Alba-Waldensian, Inc.  .............     21,000        187,688
 *Alcide Corp.  ......................      1,700         48,875
 *Aldila, Inc.  ......................     50,200        229,038
 *Alexander Energy Co.  ..............    106,000        424,000
  Alico, Inc.  .......................      8,400        183,750
 *Alkermes, Inc.  ....................    136,000        816,000
 *All American Semiconductor, Inc.  ..     19,400         50,925
 *Allcity Insurance Co.  .............        200          1,750
 *Allegiant Physician Services, Inc.       25,000         25,000
  Allen Organ Co. Class B  ...........        200          8,775
*#Alliance Gaming Corp.  .............    113,300        403,631
 *Alliance Pharmaceuticals Corp.  ....     25,700        305,188
  Allied Bankshares, Inc.  ...........      7,500         84,375
  Allied Capital Lending Corp.  ......      5,300         64,925
  Allied Healthcare Products, Inc.  ..      9,100        159,250
 *Allied Holdings, Inc.  .............     75,000        731,250
  Allied Life Financial Corp.  .......     20,000        337,500
  Allied Products Corp.  .............    211,994      4,425,081
 *Allied Research Corp.  .............     41,040        164,160
 *Allied Waste Industries, Inc.  .....     43,100        309,781
 *Allou Health & Beauty Care, Inc.
   Class A ...........................     29,200        173,375
 *Allstate Financial Corp.  ..........     11,500         65,406
 *Alltrista Corp.  ...................      8,574        156,476
 *Aloette Cosmetics, Inc.  ...........      7,200         15,300
 *Alpha Beta Technology, Inc.  .......    108,000        735,750
  Alpha Industries, Inc.  ............     89,700      1,323,075
 *Alpha Microsystems, Inc.  ..........     48,600         59,231
 *Alpha Technologies Group, Inc.  ....    107,200        984,900
 *Alpharel, Inc.  ....................     60,300        320,344
*#Alpine Group, Inc.  ................    159,544        767,806
 *Alpine Lace Brands, Inc.  ..........     28,500        286,781
 *Alta Gold Co.  .....................     14,143         21,215
 *Alteon, Inc.  ......................    102,000        943,500
 *Altron, Inc.  ......................     57,975      1,710,263
 *Amati Communications Corp.  ........    267,700      1,756,781
 *Ambar, Inc.  .......................      2,200         16,913
  Amcast Industrial Corp.  ...........      9,700        179,450
 *AmeriLink Corp.  ...................      1,000          8,250
 *America Services Group, Inc.  ......     29,000        255,563
  American Bancorpation Ohio  ........        200          4,450
  American Bank of Connecticut  ......      1,400         32,900
 *American Banknote Corp.  ...........      8,000         12,000


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  American Biltrite, Inc.  ...........     97,800     $1,882,650
 *American Biogenetic Sciences, Inc.
   Class A ...........................        100            272
 *American Buildings Co.  ............     50,000      1,128,125
 *American Claims Evaluation, Inc.  ..      3,100          5,667
  American Classic Voyages Co.  ......     70,200        750,263
  American Eagle Group, Inc.  ........     29,500        283,938
*#American Eagle Outfitters, Inc.  ...     11,000        108,625
  American Ecology Corp.  ............     62,800        251,200
 *American Educational Products,
   Inc. ..............................     21,000         34,125
  American Federal Bank FSB
   Greenville, SC ....................     34,300        510,213
  American Filtrona Corp.  ...........     20,200        762,550
 *American Healthcorp, Inc.  .........     56,700        513,844
 *American Homepatient, Inc.  ........     21,000        590,625
 *American Homestar Corp.  ...........     19,000        369,313
  American Indemnity Financial Corp.       16,400        166,050
  American List Corp.  ...............     21,615        567,394
 *American Locker Group, Inc.  .......      8,800        106,700
 *American Medical Electronics, Inc.
   (Escrow-Bonus) ....................    102,100              0
 *American Medical Electronics, Inc.
   (Escrow-Earnings) .................    102,100              0
 *American Oilfield Divers, Inc.  ....     43,600        286,125
 *American Pacific Corp.  ............     73,500        422,625
 *American Paging, Inc.  .............     19,200        139,200
 *American Physicians Services
   Group, Inc. .......................     46,800        236,925
  American Precision Industries, Inc.     160,375      1,904,453
  American Recreation Centers, Inc.  .     10,000         65,000
 *American Safety Razor Co.  .........      8,000         67,500
 *American Science & Engineering,
   Inc. ..............................     75,000        487,500
 *American Shared Hospital Services  .     14,800         20,350
 *American Software, Inc. Class A  ...     15,800         98,750
  American Studios, Inc.  ............    135,000        194,063
 *American Superconductor Corp.  .....      9,500        116,375
 *American Technical Ceramics  Corp.        2,000         21,250
 *American Telecasting, Inc.  ........     16,000        228,000
 *American United Global, Inc.  ......      1,000          3,500
 *American Waste Services, Inc.
   Class A ...........................    124,500        311,250
 *American White Cross, Inc.  ........     69,700        178,606
 *American Woodmark Corp.  ...........     44,329        199,481
  Americana Bancorp, Inc.  ...........     13,650        255,938
 *Amerihost Properties, Inc.  ........     53,600        335,000
 *Ameriquest Technology, Inc.  .......    250,557        250,557
 *Ameristar Casinos, Inc.  ...........      6,300         42,525
 *Ameriwood Industries International
   Corp. .............................     52,900        241,356
  Ameron, Inc.  ......................      4,700        170,963
 *Ames Department Stores, Inc.  ......     20,100         33,919
  Amfed Financial, Inc.  .............     29,419        957,956
 *Amistar Corp.  .....................     65,100        504,525
  Ampco-Pittsburgh Corp.  ............     40,100        375,938
  Amplicon, Inc.  ....................     29,000        436,813
  Amre, Inc.  ........................    124,500      1,571,813
 *Amrep Corp.  .......................     60,510        340,369
 *Amrion Corp.  ......................      6,000         64,500
 *Amserv, Inc.  ......................      9,151         20,590
  Amtech Corp.  ......................     24,800        118,575
 *Amtran, Inc.  ......................        200          2,638
  Amtrol, Inc.  ......................      6,700        108,875


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Amvestors Financial Corp.  .........     90,352    $1,039,048
  Amwest Insurance Group, Inc.  ......     42,900       750,750
 *Amylin Pharmaceuticals, Inc.  ......     16,500       114,469
  Analysis & Technology, Inc.  .......     26,800       371,850
  Analysts International Corp.  ......      1,100        33,000
 *Anaren Microwave, Inc.  ............     69,400       520,500
  Anchor Bancorp Wisconsin, Inc.  ....      5,000       176,250
 *Andersen Group, Inc.  ..............     15,000        67,500
  Andover Bancorp, Inc. DE  ..........     13,900       310,144
 *Andover Togs, Inc.  ................      3,562         5,566
 *Andrea Electronics Corp.  ..........      3,000        40,125
 *Andros, Inc.  ......................     68,300     1,084,263
*#Anergen, Inc.  .....................      8,200        33,313
 *Anesta Corp.  ......................      2,900        30,813
 *Anuhco, Inc.  ......................     17,500       133,438
 *Apertus Technologies, Inc.  ........    116,300     1,163,000
*#Aphton Corp.  ......................     12,100       124,781
  Apple South, Inc.  .................        300         6,338
 *Appliance Recycling Centers of
   America, Inc. .....................      5,000        30,313
 *Applied Bioscience International,
   Inc. ..............................    115,200       748,800
*#Applied Digital Access, Inc.  ......     36,300       435,600
 *Applied Extrusion Technologies,
   Inc. ..............................     30,000       382,500
 *Applied Innovation, Inc.  ..........      5,000        46,875
 *Applied Microbiology, Inc.  ........     46,800       232,538
 *Applied Science & Technology, Inc.        3,100        44,563
 *Applied Signal Technologies, Inc.  .     75,000       360,938
 *Aquagenix, Inc.  ...................      3,000        21,188
  Aquarion Co.  ......................      7,300       170,638
 *Arabian Shield Development Co.  ....     66,200        70,338
 *Arbor Health Care Co.  .............     20,400       364,650
 *Arch Communications Group, Inc.  ...     68,700     1,717,500
 *Arch Petroleum, Inc.  ..............     26,826        52,814
 *Arden Industrial Products, Inc.  ...      8,400        44,100
 *Arizona Instrument Corp.  ..........        100           206
 *Ark Restaurants Corp.  .............      5,800        44,225
 *Armatron International, Inc.  ......     68,500        42,813
 *Aronex Pharmaceuticals, Inc.  ......     41,900       123,081
 *Arrhythmia Research Technology,
   Inc. ..............................      3,975        21,366
 *Arris Pharmaceutical Corp.  ........     75,000       796,875
 *Arrow Automotive Industries, Inc.  .     44,800       260,400
  Arrow Financial Corp.  .............     11,259       201,255
 *Arrow Transportation Co.  ..........     28,200        44,063
 *Artisoft, Inc.  ....................     16,400       155,800
 *Artistic Greetings, Inc.  ..........      5,500        16,500
 *Artra Group, Inc.  .................     65,200       285,250
 *Arts Way Manufacturing Co., Inc.  ..        100           519
 *Asante Technologies, Inc.  .........      8,900        99,013
 *Aseco Corp.  .......................     20,100       334,163
*#Ashworth, Inc.  ....................     84,600       491,738
  Aspen Bancshares, Inc.  ............      3,137        45,290
 *Astec Industries, Inc.  ............     98,100     1,072,969
  Astro-Med, Inc.  ...................     58,175       570,842
 *Astronics Corp.  ...................     18,280        56,554
 *Astrosystems, Inc.  ................     44,100       253,575
 *Astrotech International Corp.  .....     22,500        94,219
  Atalanta Sosnoff Capital Corp.  ....      1,800        16,875
 *Atchison Casting Corp.  ............     25,800       354,750
 *Athena Neurosciences, Inc.  ........      5,000        45,625
 *Athey Products Corp.  ..............     24,277       115,316
  Atkinson (Guy F.) of California  ...     13,900       146,819
 *Atlantic American Corp.  ...........    112,825       267,959


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Atlantic Beverage, Inc.  ...........     20,000     $   32,500
 *Atlantic Coast Airlines, Inc.  .....     65,000        572,813
 *Atlantic Gulf Communities Corp.  ...     26,000        172,250
 *Atlantic Tele-Network, Inc.  .......     10,000        108,125
  Atlantis Plastics, Inc.  ...........      8,100         31,388
 *Atlas Corp.  .......................    117,620        191,133
 *Atrix Labs, Inc.  ..................      8,500         59,500
 *Atwood Oceanics, Inc.  .............     24,600        461,250
 *Au Bon Pain, Inc. Class A  .........      9,900         90,338
*#Audiovox Corp. Class A  ............      9,000         58,500
 *Audits & Surveys Worldwide, Inc.  ..     56,422        116,370
 *Aurora Electronics, Inc.  ..........    120,962        257,044
 *Autocam Corp.  .....................     37,016        495,084
 *Autoinfo, Inc.  ....................    115,900        376,675
*#Autote Corp. Class A  ..............    247,000        710,125
 *Avecor Cardiovascular, Inc.  .......      9,100        142,188
  Avemco Corp.  ......................     67,100      1,132,313
 *Avert, Inc.  .......................      4,100         20,244
  Aviall, Inc.  ......................    149,200      1,268,200
 *Avondale Industries, Inc.  .........     67,800      1,012,763
 *Aydin Corp.  .......................     56,350        873,425
  Aztec Manufacturing Co.  ...........     55,826        202,369
 *BCT International, Inc.  ...........      5,500         23,719
  BEI Electronics, Inc.  .............      4,100         26,394
  BGS Systems, Inc.  .................      6,400        231,200
  BHA Group, Inc. Class A  ...........     63,828        861,678
  BHC Financial, Inc.  ...............      7,100        130,906
 *BI, Inc.  ..........................     85,900        740,888
 *BMC West Corp.  ....................     11,300        139,838
  BMJ Financial Corp.  ...............     56,750        822,875
 *BOK Financial Corp.  ...............      3,145         69,190
 *BPI Packaging Technologies, Inc.  ..     14,100         34,369
  BSB Bancorp, Inc.  .................     41,150      1,419,675
  BT Financial Corp.  ................     10,996        388,984
 *BTG, Inc.  .........................      6,000         75,750
 *BTU International, Inc.  ...........     20,000        172,500
 *BUM International, Inc.  ...........      9,700         14,550
 *Bachman Information Systems, Inc.  .     94,600        614,900
 *Back Bay Restaurant Group, Inc.  ...     26,600        142,975
  Badger Meter, Inc.  ................     14,600        346,750
  Badger Meter, Inc.  ................     20,300        482,125
  Badger Paper Mills, Inc.  ..........        200          3,100
 *Bailey Corp.  ......................      6,900         31,050
  Bairnco Corp.  .....................    108,900        558,113
 #Baker (J.), Inc.  ..................     45,000        284,063
 *Baker (Michael) Corp.  .............     87,000        435,000
 *Baker (Michael) Corp. Class B  .....     15,400         77,000
  Balchem Corp.  .....................      3,700         32,375
 *Baldwin Piano & Organ Co.  .........     37,900        478,488
 *Baldwin Technology, Inc. Class A  ..    135,000        708,750
 *Bally Gaming International, Inc.  ..     10,000         90,000
 *Baltek Corp.  ......................     21,562        185,972
 *BancTec, Inc.  .....................     44,722        872,079
 *Bancinsurance Corp.  ...............      3,500          9,406
  Bancorp Connecticut, Inc.  .........      1,600         29,000
  Bangor Hydro-Electric Co.  .........     63,000        708,750
  Bank of Granite Corp.  .............         77          2,156
  Bank of New Hampshire Corp.  .......     23,300        936,369
  Bank of Southington  ...............        200          1,775
  BankAtlantic Bancorp, Inc.  ........      8,150        148,738
  Bankers First Corp.  ...............     46,700      1,272,575
 *Banner Aerospace, Inc.  ............     33,100        173,775
 *Banyan System, Inc.  ...............      3,000         36,938


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Barnwell Industries, Inc.  .........     11,800     $  202,813
 *Barra, Inc.  .......................     75,400      1,083,875
 *Barrett Business Services, Inc.  ...     49,800        697,200
 *Barrister Information Systems
   Corp. .............................      7,866         11,799
 *Barry (R.G.) Corp.  ................    145,288      3,232,658
 *Barrys Jewelers, Inc.  .............        192            768
 *Base Ten Systems, Inc. Class A  ....      8,600        103,200
 *Basin Exploration, Inc.  ...........     87,000        391,500
  Bay View Capital Corp.  ............      1,500         42,469
 *Bayou Steel Corp. Class A  .........      9,100         39,813
 *Bayport Restaurant Group, Inc.  ....     29,800        100,575
 *Be Aerospace, Inc.  ................    143,200      1,288,800
 *Beard Co.  .........................     26,533         61,358
  Beauticontrol Cosmetics, Inc.  .....      6,600         61,875
 *Beazer Homes USA, Inc.  ............      8,400        161,700
 *Beeba's Creations, Inc.  ...........     10,194         51,607
 *Bel Fuse, Inc.  ....................     86,500        994,750
 *Belden & Blake Corp.  ..............     27,200        438,600
 *Bell Industries, Inc.  .............     60,693      1,380,766
 *Bell Microproducts, Inc.  ..........     52,200        495,900
 *Bell Sports Corp.  .................     59,112        469,202
 *Bellwethwer Exporation Co.  ........     59,000        302,375
 *Belmac Corp.  ......................      3,600         11,250
*#Ben & Jerry's Homemade, Inc.
   Class A ...........................      8,600        135,988
 *Ben Franklin Retail Stores, Inc.  ..     11,000         39,875
 *Benchmark Electronics, Inc.  .......     44,100      1,074,938
 *Benihana, Inc.  ....................      9,100         96,119
 *Benihana, Inc. Class A  ............      1,400         10,588
*#Benson Eyecare Corp.  ..............      3,255         28,074
 *Benson Financial Corp.  ............      3,700         61,975
  Berkshire Gas Co.  .................      7,200        117,000
 *Berlitz International, Inc.  .......     67,100      1,056,825
 *Bertuccis, Inc.  ...................     46,500        235,406
 *Bethlehem Corp.  ...................        200            606
 *Bettis Corp.  ......................     81,850        429,713
 *Big O Tires, Inc.  .................      1,000         13,688
  Bindley Western Industries, Inc.  ..      4,900         87,588
  Binks Manufacturing Co.  ...........     61,300      1,501,850
 *Bio Dental Technologies Corp.  .....      6,200         20,150
 *Bio Technology General Corp.  ......     43,200        155,250
 *Bio-Logic Systems Corp.  ...........     23,400        112,613
 *Biocircuits Corp.  .................    101,000        195,688
 *Biocryst Pharmaceuticals, Inc.  ....      7,900         78,013
 *Biomagnetic Technologies, Inc.  ....     11,400         13,181
 *Biomatrix, Inc.  ...................     85,000      1,051,875
*#Biomedical Waste Systems, Inc.  ....     62,000          3,875
 *Biomerica, Inc.  ...................     48,500         93,969
 *Biosafety Systems, Inc.  ...........        200            588
 *Biospherics, Inc.  .................     18,300        184,144
 *Biosys, Inc.  ......................    104,341        238,027
 *Biotechnica International, Inc.  ...    146,500         54,938
 *Biowhittaker, Inc.  ................     30,000        198,750
 *Bird Corp.  ........................     55,800        345,263
 *Biscayne Apparel, Inc.  ............      8,190          8,190
 *Black Hawk Gaming & Develop ment,
   Inc. ..............................      3,100         18,213
  Blessings Corp.  ...................    161,912      1,578,642
 *Blimpie International  .............      3,400         39,525
 *Bliss & Laughlin Industries, Inc.  .        200          1,675
 *Blyth Holdings, Inc.  ..............     55,200        132,825
 *Bobbie Brooks, Inc.  ...............        300            328
 *Bon-Ton Stores, Inc.  ..............     52,100        286,550
 *Bonray Drilling Corp.  .............      4,985         52,343
 *Boole & Babbage, Inc.  .............     33,300      1,211,288
 *Boomtown, Inc.  ....................     78,700        482,038


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Borg-Warner Security Corp.  ........     48,800     $  573,400
 *Borror Corp.  ......................     15,300         54,506
  Boston Acoustics, Inc.  ............     30,000        618,750
  Bowl America, Inc. Class A  ........     56,160        442,260
*#Bowmar Instrument Corp.  ...........    104,100        247,238
 #Bradlees, Inc.  ....................     54,100         87,913
 *Bradley Pharmaceuticals, Inc.
   Class A ...........................      7,400          8,325
  Braintree Savings Bank MA  .........     14,800        266,400
  Brandon Systems Corp.  .............     26,487        592,647
 *Branford Savings Bank CT  ..........        610          1,830
 *Brauns Fashions Corp.  .............     13,500         31,219
  Brenco, Inc.  ......................    142,500      1,505,156
 *Brendle's, Inc.  ...................     45,400         17,734
  Brenton Banks, Inc.  ...............        200          4,000
 *Brewer (C.) Homes, Inc. Class A  ...     64,000        296,000
  Bridgford Foods Corp.  .............     60,200        594,475
 *Brightpoint, Inc.  .................      6,250        111,719
 *Brite Voice Systems, Inc.  .........     69,000      1,129,875
  Broad National Bancorporation  .....        200          2,075
 *Broadway & Seymour, Inc.  ..........     66,600      1,232,100
 *Brock Control Systems, Inc.  .......      4,900         47,775
 *Brock Exploration Corp.  ...........      4,600         14,950
 *Brockway Standard Holdings Corp.  ..     32,200        511,175
  Brooke Group, Ltd.  ................     21,900        169,725
 *Brookstone, Inc.  ..................     57,800        498,525
*#Brooktrout Technology, Inc.  .......     39,000        940,875
 *Brothers Gourmet Coffees, Inc.  ....     10,300         39,913
 *Brown & Sharpe Manufacturing Co.
   Class A ...........................    108,000      1,093,500
 *Brown (Tom), Inc.  .................     27,100        345,525
  Bryn Mawr Bank Corp.  ..............        500         23,875
 *Buckle, Inc.  ......................      6,800        119,850
 *Buffton Corp.  .....................     15,800         31,600
 *Bugaboo Creek Steak House, Inc.  ...      5,700         51,300
 *Builders Transport, Inc.  ..........     52,100        442,850
 *Bull Run Corp. GA  .................    171,700        504,369
  Bush Industries, Inc. Class A  .....     41,800        700,150
 *Business Records Corp. Holding  Co.      20,400        762,450
 *Butler International, Inc.  ........     23,727        110,479
  Butler Manufacturing Co.  ..........     15,600        532,350
 *Buttrey Food & Drug Stores Co.  ....     51,000        363,375
 *CAI Wireless Systems, Inc.  ........     39,435        335,198
  CB Bancshares, Inc. HI  ............        818         24,029
 *CCA Industries, Inc.  ..............     31,000         45,531
 *CE Software Holdings, Inc.  ........     10,900         36,788
 *CEM Corp.  .........................     41,500        539,500
 *CFI Industries, Inc.  ..............     19,600        128,625
 *CFI Proservices, Inc.  .............      1,900         24,225
  CFSB Bancorp, Inc.  ................      5,370        111,428
  CFX Corp.  .........................     22,491        354,233
 *CIS Technologies, Inc. DE  .........    131,900        515,234
 *CMC Industries, Inc.  ..............        200            888
 *CMG Information Services, Inc.  ....      3,500        261,188
 *CMI Corp. Class A  .................    264,699      1,356,582
 *CNS Income  ........................     12,100        186,038
 *CPAC, Inc.  ........................     18,243        250,841
  CPB, Inc.  .........................      2,400         79,800
 *CSP, Inc.  .........................     59,300        533,700
 *CTL Credit, Inc.  ..................      4,100         58,425
  CTS Corp.  .........................     20,000        722,500
  CU Bancorp  ........................     21,440        205,020
  CVB Financial Corp.  ...............     22,270        325,699
 *Cablemaxx, Inc.  ...................     40,000        282,500


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Cache, Inc.  .......................     81,375     $  287,355
 *Caci International, Inc. Class A  ..      1,000         11,875
 *Cadiz Land, Inc.  ..................     35,100        178,791
  Cadmus Communications Corp.  .......     58,900      1,686,013
 *Caere Corp.  .......................     15,200        140,600
  Cagle's, Inc. Class A  .............    109,900      1,662,238
 *Caire, Inc.  .......................        669          6,690
 *California Amplifier, Inc.  ........     26,200        748,338
 *California Culinary Academy, Inc.  .      2,500         16,563
  California Financial Holding Corp.       43,870        918,528
*#California Micro Devices Corp.  ....     36,300        349,388
  California State Bank  .............     10,000        142,500
 *Callon Petroleum Co.  ..............     10,800        102,600
 *Calloways Nursery, Inc.  ...........     16,000         16,500
 *Calprop Corp.  .....................     56,478         45,888
 *Calumet Bancorp, Inc.  .............      3,400         94,775
 *Cambex Corp.  ......................     82,300        622,394
 *Cambridge Neuroscience, Inc.  ......     11,800         91,450
 *Cambridge Soundworks, Inc.  ........      9,000         47,250
 *Campo Eletronics, Appliances &
   Computers, Inc. ...................     49,700        198,800
 *Candela Laser Corp.  ...............     13,700         59,938
 *Candies, Inc.  .....................      8,200         21,013
 *Cannon Express, Inc. Class A  ......      3,250         34,531
 *Cannon Express, Inc. Class B  ......      3,250         23,969
 *Cannondale Corp.  ..................      7,100        102,063
 *Cantel Industries, Inc. Class B  ...     26,000        253,500
 *Canterbury Educational Services,
   Inc. ..............................     12,100         29,494
*#Canyon Resources Corp.  ............     96,000        189,000
  Cape Cod Bank & Trust Co.  .........     14,800        599,400
 *Capital Associates, Inc.  ..........     21,050         36,838
  Capital Bancorporation  ............        200          7,350
  Capital Guarantee Corp.  ...........     29,400        650,475
 *Capital Pacific Holdings, Inc.  ....     25,000         59,375
  Capitol Bancorp, Ltd.  .............      4,400         46,200
  Capitol Transamerica Corp.  ........      6,800        133,450
 *Capstone Pharmacy Services, Inc.  ..     21,400        125,725
 *Cardinal Realty Services, Inc.  ....      1,000         17,125
 *Care Group, Inc.  ..................     77,100        204,797
 *Career Horizons, Inc.  .............      5,900        165,938
 *Carlisle Plastics, Inc. Class A  ...     26,300        115,063
 #Carolina First Corp.  ..............     22,942        361,337
 *Carr-Gottstein Foods Co.  ..........     64,193        345,036
 *Carrington Laboratories, Inc.  .....    164,300      3,768,631
 *Carver Corp. WA  ...................     94,700        147,969
  Cascade Corp.  .....................     11,200        161,000
  Cascade Natural Gas Corp.  .........     33,900        555,113
  Cash America International, Inc.  ..     12,000         66,000
 *Casino America, Inc.  ..............     40,000        230,000
 *Casino Data Systems  ...............      9,000        153,000
 *Casino Magic Corp.  ................     12,000         53,250
 *Casino Resource Corp.  .............      9,100         27,300
 *Catalina Lighting, Inc.  ...........     53,600        268,000
 *Catalyst Semiconductor, Inc.  ......     50,000        387,500
 *Catalytica, Inc.  ..................      8,500         36,125
 *Catherines Stores Corp.  ...........     54,400        445,400
  Cavalier Homes, Inc.  ..............     37,296        708,624
 *Cedar Group, Inc.  .................     17,400        120,713
 *Cel-Sci Corp.  .....................      4,800         14,400
 *Celadon Group, Inc.  ...............     54,000        486,000
 *Celebrity, Inc.  ...................     16,900         97,175
 *Celestial Seasonings, Inc.  ........      3,600         69,750
 *Celex Group, Inc.  .................      6,200         49,988
*#Celgene Corp.  .....................    115,300      1,109,763


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Cell Genesys, Inc.  ................     40,000     $  327,500
 *Cellpro, Inc.  .....................      6,500         81,250
 *Cellular Technical Services Co.,
   Inc. ..............................     67,585      1,469,974
*#Celtrix Pharmaceuticals, Inc.  .....     91,800        174,994
  Cenfed Financial Corp.  ............     19,500        446,063
  Cenit Bancorp, Inc.  ...............        200          7,375
 *Centennial Bancorp  ................      3,533         44,604
 *Centennial Technologies, Inc.  .....      5,750         94,875
  Center Banks, Inc.  ................     22,800        327,750
  Center Financial Corp.  ............    111,200      2,001,600
 *Centigram Communications Corp.  ....      6,600        141,075
  Central & Southern Holding Co.  ....     19,700        178,531
 *Central Co-Operative Bank
   Somerville, MA ....................      1,000         12,750
  Central Jersey Financial Corp.  ....        151          3,284
  Central Reserve Life Corp.  ........     30,100        287,831
 *Central Sprinkler Corp.  ...........     41,600      1,409,200
 *Central Tractor Farm & Country,
   Inc. ..............................      9,500         89,063
  Central Vermont Public Service
   Corp. .............................     10,000        135,000
  Century Bancorp Income Class A  ....      1,000         10,250
 *Ceradyne, Inc.  ....................    115,100        625,856
 *Cerberonics, Inc. Class A  .........      3,500         24,281
 *Cerplex Group, Inc.  ...............     90,600        651,188
 *Chad Therapeutics  .................     11,500        178,250
 #Champion Industries, Inc.  .........      5,000        113,125
  Champion Parts, Inc.  ..............     25,200         12,600
 *Champps Entertainment, Inc.  .......      5,000         52,500
 *Chart House Enterprises, Inc.  .....     72,900        473,850
  Chart Industries, Inc.  ............     11,900         87,763
  Charter Federal Savings Bank  ......     43,340        666,353
  Charter Power Systems, Inc.  .......     35,800        881,575
 *Chase Brass Industries, Inc.  ......      2,300         27,888
 *Chattem, Inc.  .....................      4,400         19,800
 *Chaus (Bernard), Inc.  .............     53,600        194,300
 *Check Technology Corp.  ............     19,200        158,400
 *Checkers Drive-In Restaurant, Inc.       55,100         76,623
 *Checkmate Electronics, Inc.  .......      5,000         75,000
 *Chemfab Corp.  .....................     81,800      1,666,675
 *Chempower, Inc.  ...................      8,600         33,056
 *Chemtrak, Inc.  ....................      8,200         15,375
 *Cherry Corp. Class A  ..............      3,600         36,450
 *Cherry Corp. Class B  ..............      9,900        100,238
  Chesapeake Utilities Corp.  ........     16,975        252,503
  Chester Valley Bancorp  ............        696         13,311
 *Chic by His, Inc.  .................     80,000        430,000
  Chicago Rivet & Machine Co.  .......     14,200        427,775
*#Chicos Fas, Inc.  ..................     49,600        244,900
 *Children's Comprehensive Services,
   Inc. ..............................     54,000        182,250
 *Children's Discovery Centers of
  America, Inc. Class A ..............     32,100        260,813
 *Chips & Technologies, Inc.  ........     19,000        201,875
  Chittenden Corp.  ..................     12,343        356,404
*#Chock Full O' Nuts Corp.  ..........    187,144      1,076,078
 *Cholestech Corp.  ..................     71,000        230,750
 *Christiana Companies, Inc.  ........     16,600        394,250
 *Chromcraft Revington, Inc.  ........     56,000      1,358,000
*#Chronimed, Inc.  ...................     64,800        963,900
 *Chyron Corp.  ......................     75,061        168,887
 *Ciber, Inc.  .......................     30,000        926,250
 *Cimco, Inc.  .......................     12,225        116,902
 *Cincinnati Microwave, Inc.  ........    103,700        712,938


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Cinergi Pictures Entertainment,
   Inc. ..............................     14,200     $   54,138
 *Ciprico, Inc.  .....................     28,850        357,019
 *Circon Corp.  ......................     26,822        588,408
 *Circuit Systems, Inc.  .............      4,200         23,888
 *Citation Computer System, Inc.  ....     30,000        120,000
 *Citation Insurance Group  ..........      7,700         34,169
  Citfed Bancorp, Inc.  ..............     21,000        719,250
 *Citizens, Inc. Class A  ............     18,000        157,500
  City Holding Co.  ..................        220          5,143
 *Civic Bancorp  .....................     17,800        134,613
 *Clark (Dick) Productions, Inc.  ....      9,900         91,575
 *Clean Harbors, Inc.  ...............     90,500        271,500
 *Cliffs Drilling Co.  ...............     39,300        550,200
 *Clintrials Research, Inc.  .........      8,800        154,000
 *Clothestime, Inc.  .................    123,400        196,669
  Co-Operative Bank of Concord, MA  ..     31,700        574,563
  Coachmen Industries, Inc.  .........    120,200      2,328,875
 *Coast Distribution System  .........     43,600        256,150
  Coastal Bancorp, Inc.  .............     29,400        497,963
 *Coastcast Corp.  ...................     16,200        170,100
 *Cobra Electronic Corp.  ............    135,100        354,638
 *Cobra Industries ,Inc.  ............      5,400          4,725
 *Cocensys, Inc.  ....................     19,000        131,813
 *Coda Energy, Inc.  .................    180,000      1,361,250
 *Code Alarm, Inc.  ..................     42,900        321,750
 *Cognitronics Corp.  ................     57,450        341,109
 *Coherent Communications Systems
   Corp. .............................    123,300      1,926,563
 *Coho Energy, Inc.  .................     99,000        464,063
  Cohu, Inc.  ........................    106,000      3,047,500
 *Cold Metal Products, Inc.  .........     45,400        209,975
 *Cole National Corp. Class A  .......     78,400      1,097,600
 *Collins Industries, Inc.  ..........     86,325        167,255
  Colonial Gas Co.  ..................      5,150        108,150
 *Columbia Banking System, Inc.  .....      3,300         40,219
 *Columbia Laboratories, Inc.  .......    155,700      1,089,900
 *Columbus Energy Corp.  .............      3,120         18,330
 *Comarco, Inc.  .....................     47,200        640,150
 *Comdata Holding Corp.  .............     73,800      1,761,975
 *Comdial Corp.  .....................    151,433      1,571,117
 *Commercial Bancshares, Inc.  .......     17,200        249,400
 *Communication Cable, Inc.  .........     24,975        288,773
 *Communications Central, Inc.  ......      4,000         20,000
  Communications Systems, Inc.  ......    118,500      1,910,813
  Community Bank System, Inc.  .......     26,800        887,750
  Community Banks, Inc.  .............        200          5,325
  Community Bankshares, Inc. NH  .....      1,700         31,663
  Community First Bankshares, Inc.  ..      7,900        163,925
 *Community Health Computing  Corp.  .     57,600          5,760
 *Comnet Corp.  ......................     30,300        382,538
 *Competitive Technologies, Inc.  ....    109,100        961,444
 *Comprehensive Care Corp.  ..........        420          3,728
 *Compression Laboratories, Inc.  ....     66,100        483,356
 *Comptek Research, Inc.  ............     95,100        998,550
 *Compucom Systems, Inc.  ............     25,200        207,900
  Computer Data Systems, Inc.  .......    104,700      1,491,975
 *Computer Horizons Corp.  ...........     89,137      3,119,795
 *Computer Identics Corp.  ...........     23,800         53,550
  Computer Language Research, Inc.  ..     83,800        995,125
 *Computer Network Technology  Corp.        4,200         25,463
 *Computer Outsourcing Services,
   Inc. ..............................        200            863
 *Computer Products, Inc.  ...........    237,600      2,955,150


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Computer Task Group, Inc.  .........     53,300     $1,032,688
 *Computer Telephone Corp. Class 1  ..      3,600         57,600
 *Computrac, Inc.  ...................     73,400        160,563
 *Comshare, Inc.  ....................     63,150      1,531,388
 *Comstock Resources, Inc.  ..........     41,800        202,469
 *Comtech Telecommunications  Corp.  .      1,000          2,500
 *Concord Camera Corp.  ..............      5,800         20,481
 *Concord Fabrics, Inc. Class A  .....     45,500        176,313
 *Concord Fabrics, Inc. Class B  .....     45,700        165,663
 *Concurrent Computer Corp.  .........      7,780         10,090
 *Condor Services, Inc.  .............      7,900         29,625
 *Conductus, Inc.  ...................     32,000        208,000
 *Conmed Corp.  ......................     25,133        785,406
  Connecticut Water Services, Inc.  ..     42,350      1,175,213
 *Consep, Inc.  ......................     49,700        145,994
  Conservative Savings Corp.  ........        200          2,725
 *Consilium, Inc.  ...................     50,700        665,438
 *Conso Products Co.  ................     15,000        241,875
 *Consolidated Graphics, Inc.  .......      2,700         65,475
 *Consolidated Products, Inc.  .......     48,290        787,731
 *Consolidated Stainless, Inc.  ......      4,200         37,800
  Consolidated Tokoma Land Co.  ......      5,600         88,900
 *Consumer Portfolio Services, Inc.  .      3,700         69,838
 *Consumers Financial Corp.  .........     26,000         99,125
  Consumers Water Co.  ...............     10,100        176,750
 *Continental Can, Inc. DE  ..........      4,100         74,313
 #Continental Homes Holding Corp. ....     70,100      1,288,088
 *Continental Materials Corp.  .......      7,900         96,775
 *Continental Waste Industries, Inc.        2,500         46,563
 *Control Data Systems, Inc.  ........     54,900        936,731
 *Convest Energy Corp.  ..............     11,000         34,719
 *Convex Computer Corp.  .............     47,000        223,250
  Cooker Restaurant Corp.  ...........     25,300        268,813
 *Cooper Companies, Inc.  ............     17,333        110,498
*#Cooper Development Co.  ............      6,800         18,700
 *Cooperative Bankshares, Inc.  ......      1,500         32,438
 *Coram Healthcare Corp.  ............     15,200         83,600
 *Corcom, Inc.  ......................     63,400        420,025
  Core Industries, Inc.  .............     56,800        781,000
 *Core, Inc.  ........................      4,700         44,063
 *Cornerstone Financial Corp.  .......     19,500        170,016
 *Cornerstone Imaging, Inc.  .........     22,200        388,500
 *Cornerstone Natural Gas, Inc.  .....    165,500        393,063
  Corpus Christi Bankshares, Inc.  ...      1,900         21,613
 *Corrpro Companies, Inc.  ...........      7,100         39,938
 *Cortech, Inc.  .....................     30,000         50,625
 *Corvas International, Inc.  ........      8,400         25,200
 *Corvel Corp.  ......................      5,100        165,750
 *Cosmetic Centers, Inc. Class A  ....     19,650        142,463
 *Cosmetic Centers, Inc. Class B  ....     20,050        145,363
 *Cosmo Communications Corp.  ........     10,000          5,938
  Cotton States Life Insurance Co.  ..      3,000         28,500
  Courier Corp.  .....................     31,700        800,425
 *Covenant Transport, Inc. Class A  ..     33,000        424,875
  Craftmade International, Inc.  .....     30,000        226,875
 *Craig Corp.  .......................     43,900        411,563
 *Creative Biomolecules, Inc.  .......    154,800        928,800
 *Creative Technologies Corp.  .......      5,000         10,781
 *Cree Research, Inc.  ...............     90,600      1,698,750
 *Criticare Systems, Inc.  ...........     29,500         92,188
 *Crop Growers Corp.  ................     31,400        408,200
 *Crosscomm Corp.  ...................     10,000        120,000
 *Crossman Communities, Inc.  ........     60,000      1,005,000


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Crowley, Milner & Co.  .............     12,200     $   61,000
 *Crown Books Corp.  .................     11,900        148,750
 *Crown Central Petroleum Corp.
   Class A ...........................     12,900        182,213
 *Crown Central Petroleum Corp.
   Class B ...........................      5,100         68,850
  Crown Crafts, Inc.  ................     35,500        434,875
 *Crown Resources Corp.  .............     87,700        378,206
 *Crown-Andersen, Inc.  ..............     10,500         82,031
 *Cruise America, Inc.  ..............     37,100        204,050
 *Cryenco Sciences, Inc. Class A  ....     30,900        146,775
 *Cryolife, Inc.  ....................     22,100        281,775
 *Cryomedical Sciences, Inc.  ........     27,800         66,025
 *Crystal Oil Co.  ...................      5,000        148,750
  Cubic Corp.  .......................      7,200        171,900
 *Culbro Corp.  ......................     62,600      3,145,650
  Culp, Inc.  ........................    178,580      1,785,800
  Cupertino National Bancorp  ........        220          2,888
 *Curative Technologies, Inc.  .......     79,600      1,019,875
 *Custom Chrome, Inc.  ...............      3,000         73,500
 *Customedix Corp.  ..................      3,350          6,281
 *Cyberonics, Inc.  ..................      6,000         39,750
 *Cyberoptics Corp.  .................     16,000        544,000
 *Cycare Systems, Inc.  ..............     54,400      1,523,200
 *Cygne Designs, Inc.  ...............     10,000         14,375
 *Cygnus, Inc.  ......................      5,200         81,575
 *Cypros Pharmaceutical Corp.  .......     96,800        369,050
 *Cypros Pharmaceuticals Corp.
   (Private Placement) ...............     43,500        149,259
 *Cyrk, Inc.  ........................     60,200        602,000
 *Cytel Corp.  .......................    144,500        623,156
*#Cytogen Corp.  .....................     54,200        287,938
 *Cytotherapeutics, Inc.  ............     97,700      1,202,931
 *Cytrx Corp.  .......................     90,000         90,000
 *D&N Financial Corp.  ...............     27,800        328,388
 *DBA Systems, Inc.  .................     20,800        105,300
 *DDL Electronics, Inc.  .............    171,500        493,063
 *DEP Corp. Class A  .................     66,025         82,531
 *DEP Corp. Class B  .................     66,025         99,038
 *DH Technology, Inc.  ...............     47,850      1,070,644
 *DIY Home Warehouse, Inc.  ..........     70,000        319,375
 *DM Management Co.  .................     15,000         30,000
 *DMX, Inc.  .........................    205,800        565,950
 *DNA Plant Technology Corp.  ........     54,000         40,500
 *DNX Corp.  .........................     70,000        245,000
 *DR Horten, Inc.  ...................    178,542      1,807,738
 *DRCA Medical Corp.  ................     45,000        154,688
 *DS Bancor, Inc.  ...................     48,893      1,197,879
 *DSP Technology, Inc.  ..............      1,000          6,625
  DT Industries, Inc.  ...............     52,000        689,000
 *DVI, Inc.  .........................     68,100        902,325
 *Daily Journal Corp.  ...............        200          7,100
 *Daisy Systems, Inc.  ...............    317,500              0
 *Daka International, Inc.  ..........      3,600        102,150
 *Daktronics, Inc.  ..................     12,200         57,950
 *Damark International, Inc. Class A       10,100         67,544
  Daniel Industries, Inc.  ...........     40,000        530,000
 *Danielson Holding Corp.  ...........        153          1,071
 *Danskin, Inc.  .....................     13,000         62,563
 *Darling International, Inc.  .......      5,000        118,125
  Dart Group Corp. Class A  ..........        200         18,575
 *Data Broadcasting Corp.  ...........     31,436        442,069
 *Data I/O Corp.  ....................     42,900        340,519
 *Data Measurement Corp.  ............        500          8,906
 *Data Race, Inc.  ...................     5,100          23,428
 *Data Research Association, Inc.  ...     2,200          38,363
THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Data Systems & Software, Inc.  .....      7,900     $   66,163
 *Data Translation, Inc.  ............     82,600      1,590,050
 *Data Transmission Network Corp.  ...      3,000        131,250
 *Dataflex Corp.  ....................     38,325        191,625
 *Datakey, Inc.  .....................     11,100         61,050
 *Datamarine International, Inc.  ....        200          1,300
 *Datametrics Corp.  .................     56,000        479,500
*#Datapoint Corp.  ...................    129,100        177,513
 *Dataram Corp.  .....................      4,200         29,925
 *Dataware Technologies, Inc.  .......     46,000        517,500
 *Datawatch Corp.  ...................     13,600         70,975
 *Datron Systems, Inc.  ..............     23,200        446,600
 *Datum, Inc.  .......................     72,600        721,463
 *Davco Restaurants, Inc.  ...........     56,300        682,638
 *Davel Communications Group, Inc.  ..      4,500         56,250
  Davis Water & Waste Industries,
   Inc. ..............................     48,900        770,175
 *Davox Corp.  .......................     53,900        576,056
*#Daw Technologies, Inc.  ............    100,600        616,175
 *Dawson Geophysical Co.  ............     44,700        452,588
 *Daxor Corp.  .......................     47,700        316,013
 *Day Runner, Inc.  ..................      7,400        206,275
 *De Soto, Inc.  .....................     42,800        171,200
 *De Tomaso Industries, Inc.  ........      7,000         69,125
  Deb Shops, Inc.  ...................     39,600        144,788
 *Deckers Outdoor Corp.  .............      9,200         62,100
  Decorator Industries, Inc.  ........      2,100         17,325
 *Deeptech International, Inc.  ......     19,100         78,788
  Defiance, Inc.  ....................     65,200        484,925
 *Deflecta-Shield Corp.  .............      3,500         19,250
 *Del Electronics Corp.  .............      7,617         49,511
  Del Laboratories, Inc.  ............     92,768      1,820,572
 *Delaware Ostego Corp.  .............        963          9,389
  Delchamps, Inc.  ...................      7,800        136,500
 *Delphi Information Systems, Inc.  ..      7,000          8,313
  Delta Natural Gas Co., Inc.  .......     18,800        332,525
  Delta Woodside Industries, Inc.  ...    144,000        936,000
 *Designs, Inc.  .....................    129,600      1,036,800
 *Detection Systems, Inc.  ...........     44,124        297,837
 *Detrex Corp.  ......................      9,500         45,719
 *Devcon International Corp.  ........     18,900        142,931
 *Devlieg-Bullard, Inc.  .............    105,000        249,375
 *Dewolfe Companies, Inc.  ...........        700          3,938
 *Diagnostic Retrieval Systems, Inc.
   Class A ...........................      3,600         28,350
 *Diametrics Medical, Inc.  ..........     54,300        380,100
 *Diana Corp.  .......................     65,632        959,868
 *Dianon Systems, Inc.  ..............     16,700         63,669
 *Digicon, Inc.  .....................     35,166        210,996
*#Digital Biometrics, Inc.  ..........     72,000        450,000
 *Digital Communications Technology
   Corp. .............................      3,500          4,594
*#Digital Microwave Corp.  ...........     13,500        165,375
 *Digital Sound Corp.  ...............     17,900         35,241
 *Digital Systems International, Inc.      96,900      1,314,206
 *Dimac Corp.  .......................      6,500        176,313
 *Dimark, Inc.  ......................     42,325        592,550
 *Dime Financial Corp.  ..............     20,100        241,200
 *Diodes, Inc.  ......................     31,400        431,750
  Dixie Yarns, Inc.  .................     42,319        166,631
 *Dixon Ticonderoga Co.  .............     26,550        159,300
 *Dolco Packaging Corp.  .............        200          4,000
  Donegal Group, Inc.  ...............     12,500        232,813
  Donnelly Corp. Class A  ............     47,800        675,175


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Donnkenny, Inc.  ...................      6,100     $  201,681
 *Dorsey Trailers, Inc.  .............     39,000        263,250
 *Dotronix, Inc.  ....................     97,000        181,875
  Douglas & Lomason Co.  .............     37,550        427,131
 *Dravo Corp.  .......................      4,000         48,000
 *Drew Industries, Inc.  .............     42,100        642,025
*#Drexler Technology Corp.  ..........    112,550      1,505,356
 *Driver-Harris Co.  .................     27,000        155,250
 *Drug Emporium, Inc.  ...............     25,200        103,950
 *Drypers Corp.  .....................      5,000          9,219
 *Dual Drilling Co.  .................     15,800        160,963
 *Duckwall-Alco Stores, Inc.  ........      4,000         39,000
 *Ducommun, Inc.  ....................     52,100        534,025
  Duff & Phelps Credit Rating Co.  ...      5,800         89,175
 *Duplex Products, Inc.  .............     68,500        522,313
*#Duracraft Corp.  ...................     47,000      1,098,625
 *Durakon Industries, Inc.  ..........     54,500        749,375
*#Duramed Pharmaceuticals, Inc.  .....     53,000        854,625
 *Dwyer Group, Inc.  .................      7,000         19,250
 *Dycom Industries, Inc.  ............    100,700        591,613
  Dyersburg Corp.  ...................     64,500        306,375
  Dynamics Corp. of America  .........     86,300      2,006,475
 *Dynamics Research Corp.  ...........     53,984        317,156
 *E & B Marine, Inc.  ................        200            800
 *E for M Corp.  .....................      6,200         74,013
 *E-Z-Em, Inc. Class A  ..............     37,000        370,000
 *E-Z-Em, Inc. Class B  ..............     47,583        440,143
 *EA Engineering Science &
   Technology, Inc. ..................     78,975        310,964
 *ECC International Corp.  ...........    139,750      1,432,438
 *ECCS, Inc.  ........................      2,700          4,556
 *ECI International, Inc.  ...........     20,000          6,240
 *EFI Electronics Corp.  .............     91,400         98,541
 *EIP Microwave, Inc.  ...............      3,140          9,616
*#EIS International, Inc.  ...........     63,300        977,194
 *ELXSI Corp.  .......................      3,200         18,200
  EMC Insurance Group, Inc.  .........     20,300        258,825
 *EP Technologies, Inc.  .............     56,000        707,000
 *ERLY Industries, Inc.  .............     23,830        171,278
 *ERO, Inc.  .........................     60,000        367,500
 *ESCO Electronics Corp. Trust
   Receipts ..........................    100,000        800,000
 *ESSEF Corp.  .......................     48,700        773,113
 *EXX, Inc. Class A  .................        300          1,913
 *EXX, Inc. Class B  .................        100            600
  Eagle Bancshares, Inc.  ............        500         17,813
 *Eagle Finance Corp.  ...............     24,200        335,775
  Eagle Financial Corp.  .............      2,605         71,638
 *Eagle Food Centers, Inc.  ..........     82,600        149,713
 *Earth Technology Corp.  ............     45,400        269,563
 *Eastco Industrial Safety Corp.  ....         83            150
  Eastern Bancorp, Inc.  .............      6,800        183,600
  Eastern Co.  .......................     56,500        635,625
 *Eastern Environment Services, Inc.        1,000          1,813
 *Eateries, Inc.  ....................      4,100         10,634
 *Ecogen, Inc.  ......................     36,000         47,250
 *Ecogen, Inc. (Private Placement)  ..    140,000        165,375
  Ecology & Environment, Inc.
   Class A ...........................     11,400         88,350
 *Ecoscience Corp.  ..................     83,200         46,800
 *Edelbrock Corp.  ...................     15,200        222,300
  Edison Brothers Stores, Inc.  ......     24,300         45,563
 *Edison Control Corp.  ..............      7,000         35,000
 *Edisto Resources Corp.  ............    114,200        571,000
 *Editek, Inc.  ......................     74,436        232,613
 *Edo Corp.  .........................     56,500        275,438


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
*#Education Alternatives, Inc.  ......     25,800     $  124,163
 *Educational Development Corp.  .....      1,400         31,325
 *Educational Insights, Inc.  ........     28,700        111,213
 *Egghead, Inc.  .....................     19,200        151,200
  Ekco Group, Inc.  ..................    119,800        718,800
 *El Chico Restaurants, Inc.  ........     84,400        770,150
  Elcor Corp.  .......................      9,600        200,400
  Eldorado Bancorp CA  ...............     13,677        225,677
 *Electric & Gas Technology, Inc.  ...     48,500        142,469
 *Electric Fuel Corp.  ...............      9,500         76,000
 *Electro Rent Corp.  ................    206,625      4,209,984
 *Electro Scientific Industries, Inc.      77,000      2,175,250
  Electro Sensors, Inc.  .............      2,300         13,369
 *Electro-Catheter Corp.  ............     30,300         16,097
 *Electromagnetic Sciences, Inc.  ....    163,699      1,769,995
 *Electronic Associates, Inc.  .......     63,600        325,950
 *Electronic Fab Technology, Inc.  ...     36,100        144,400
 *Electronic Retailing System
   International, Inc. ...............     14,200         40,825
  Electronic Tele Communications,
   Inc. Class A ......................     15,500         48,438
 *Elek-Tek, Inc.  ....................     40,000        132,500
 *Eljer Industries, Inc.  ............      8,500         66,938
  Ellett Brothers, Inc.  .............     44,000        360,250
 *Elsinore Corp.  ....................     51,720         32,325
 *Eltron International, Inc.  ........     20,000        752,500
*#Embrex, Inc.  ......................    123,200        739,200
 *Emcon  .............................     66,450        257,494
 *Emisphere Technologies, Inc.  ......      7,700         54,863
*#Empi, Inc.  ........................      7,700        143,894
 *Emulex Corp.  ......................     53,800        669,138
 *Encad, Inc.  .......................      5,500        102,781
 *Encore Computer Corp.  .............    363,100        697,833
 *Encore Wire Corp.  .................     36,300        376,613
 *Endosonics Corp.  ..................     25,000        357,813
 *Energy Biosystems Corp.  ...........     74,000        656,750
 *Energy Conversion Devices, Inc.  ...     61,400      1,051,475
 *Energy Research Corp.  .............     18,000        207,000
  Energynorth, Inc.  .................     32,526        565,139
  Engineered Support Systems, Inc.  ..     22,000        136,125
 *Engineering Measurements Co.  ......     28,400         72,775
  Engle Homes, Inc.  .................     26,000        219,375
 *Ensys Environmental Products, Inc.       48,000        138,000
 *Envirogen, Inc.  ...................      7,200         22,050
 *Environmental Elements Corp.  ......     47,800         83,650
 *Environmental Technologies Corp.  ..      1,700         16,894
 *Environmental Tectonics Corp.  .....      3,300          8,663
 *Enviroq Corp.  .....................      1,008              0
 *Envirosource, Inc.  ................    370,700      1,135,269
 *Envirotest Systems Corp. Class A  ..     60,000        157,500
 *Enzon, Inc.  .......................     95,100        222,891
*#Epitope, Inc.  .....................     11,300        132,775
 *Equinox Systems, Inc.  .............     10,000         78,125
 *Equitex, Inc.  .....................      2,600          4,225
 *Equitrac Corp.  ....................        200          1,138
 *Equity Marketing, Inc.  ............      3,300         44,756
 *Equity Oil Co.  ....................    134,100        737,550
 *Ernst Home Center, Inc.  ...........    103,000        283,250
 *Escalade, Inc.  ....................    108,398        453,917
  Eskimo Pie Corp.  ..................     27,000        506,250
 *Esmor Correctional Services, Inc.  .      4,800         43,200
  Espey Manufacturing & Electronics
   Corp. .............................     21,000        278,250
 *Essex Corp.  .......................      1,000          2,625

THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Essex County Gas Co.  ..............      1,400     $   35,350
 *Esterline Technologies Corp.  ......     32,400        696,600
 *Evans & Sutherland Computer  Corp.       15,400        373,450
 *Evans Systems, Inc.  ...............      2,900         10,694
 *Evans, Inc.  .......................    107,900        155,106
  Evergreen Bancorp, Inc. DE  ........      5,200        115,050
 *Evergreen Media Corp. Class A  .....     55,000      1,333,750
 *Evergreen Resources, Inc.  .........      5,700         24,581
 *Excalibur Technologies Corp.  ......      8,900        202,475
  Excel Industries, Inc.  ............     91,500      1,120,875
 *Excel Technology, Inc.  ............     26,222        172,082
 *Executive Telecard, Ltd.  ..........     18,396        127,622
 *Executone Information Systems,
   Inc. ..............................     46,900        130,441
 *Exide Electronics Group, Inc.  .....     48,709        730,635
 *Express America Holdings Corp.  ....     36,600        187,575
 *Ezcorp, Inc. Class A Non-Voting  ...     59,800        261,625
  F & M Bancorporation, Inc.  ........      4,600        122,475
  FCB Financial Corp.  ...............        200          3,425
 *FDP Corp.  .........................     56,200        439,063
  FFLC Bancorp  ......................      4,000         78,000
 *FFO Financial Group, Inc.  .........      6,000         15,000
  FFY Financial Corp.  ...............      6,000        126,375
 *FLIR Systems, Inc.  ................      4,300         55,363
 *FM Properties, Inc.  ...............     14,300         24,131
 *FNB Rochester Corp.  ...............      3,900         32,663
 *FPA Corp.  .........................    101,400        101,400
 *FPA Medical Management, Inc.  ......     23,600        150,450
 *FRP Properties, Inc.  ..............     31,700        558,713
 *Fabri-Centers of America, Inc.
   Class A ...........................        200          2,925
 *Fabri-Centers of America, Inc.
   Class B ...........................        200          2,375
  Facelifters Home Systems, Inc.  ....      3,700         38,850
 *Failure Group, Inc.  ...............     73,000        474,500
 *Fairchild Corp. Class A  ...........    125,800        959,225
 *Fairfield Communities, Inc.  .......     20,000        145,000
 *Falcon Building Products, Inc.
   Class A ...........................     26,000        237,250
  Falcon Products, Inc.  .............     23,900        334,600
  Family Bancorp  ....................      2,100         37,275
 *Family Golf Centers, Inc.  .........      1,000         16,063
  Fansteel, Inc.  ....................     97,500        670,313
 *Farah, Inc.  .......................     75,800        473,750
 *Farmers & Mechanics Bank  ..........      1,500         32,813
 *Farr Co.  ..........................     25,450        190,875
 *Farragut Mortgage, Inc.  ...........         39              0
  Farrel Corp.  ......................     24,300         91,125
 *Fastcomm Communications Corp.  .....      1,000          6,000
  Fay's, Inc.  .......................     61,200        420,750
 *Featherlite Manufacturing, Inc.  ...      6,600         34,650
  Fed One Bancorp  ...................      2,500         38,438
  Fedders Corp. Class A  .............     28,712        118,437
  Federal Screw Works  ...............     21,600        496,800
 *Ferrofluidics Corp.  ...............     36,700        440,400
 *Fiberstars, Inc.  ..................      3,000         11,250
 *Fibreboard Corp.  ..................      2,000         43,750
  Fidelity Bancorp, Inc.  ............        200          3,450
  Fidelity Bancorp, Inc. Delaware  ...      3,100         48,050
  Fidelity Federal Bancorp  ..........     15,000        221,250
  Fidelity Financial Bankshares Corp.         210          2,940
  Fidelity National Financial, Inc.  .     14,600        229,950
 *Fifty-Off Stores, Inc.  ............     11,400         13,181
 *Filenes Basement Corp.  ............     52,100        183,978

THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Financial Benefit Group, Inc.
   Class A ...........................     59,960     $  275,441
 *Financial Federal Corp.  ...........     49,000      1,053,500
 *Financing for Science
   International,  Inc. ..............      5,800         26,463
 *Finish Line, Inc. Class A  .........     12,200        106,750
  First Albany Companies, Inc.  ......      2,300         20,988
 *First American Health Concepts,
   Inc. ..............................      1,600          9,200
  First Bancorp  .....................        200          5,450
 *First Banks America, Inc.  .........      4,879         48,180
 *First Cash, Inc.  ..................      2,300          8,913
  First Central Financial Corp.  .....    100,400        683,975
 *First Citizens Financial Corp.  ....      2,455         47,873
  First City Bancorp, Inc.  ..........        200          4,825
 *First Defiance Financial Corp.  ....      6,692         68,593
  First Essex Bancorp  ...............     31,700        370,494
  First Federal Alabama FSB Jasper  ..        200          3,800
  First Federal Capital Corp.  .......     49,900        904,438
  First Federal Savings & Loan
   Association of East Hartford, CT ..     24,100        466,938
  First Financial Corp. of Western
   Maryland ..........................      1,300         28,438
  First Financial Holdings, Inc.  ....     42,200        822,900
 #First Harrisburg Bancor, Inc.  .....        220          3,039
  First Home Savings Bank FSB
   Pennsville, NJ ....................        200          3,700
  First Indiana Corp.  ...............     61,634      1,625,597
  First Liberty Financial Corp.  .....      6,500        142,188
 *First Merchants Acceptance Corp.  ..     29,100        585,638
  First Merchants Corp.  .............      1,950         51,431
  First Mutual Savings Bank  .........        220          2,833
  First Northern Savings Bank S.A.
   Green Bay, WI .....................     16,050        248,775
  First Oak Brook Bancshares, Inc.
   Class A ...........................     10,000        209,375
 *First Pacific Networks, Inc.  ......     38,500         59,555
  First Palm Beach Bancorp, Inc.  ....      4,700        108,100
 *First Republic Bancorp, Inc.  ......    157,149      1,767,926
  First Savings Bancorp, Inc. North
   Carolina ..........................      3,400         65,450
  First Southeast Financial Corp.  ...      4,500         85,500
  First State Financial Services,
   Inc. ..............................        300          4,106
*#First Team Sports, Inc.  ...........      6,250         97,656
  First United Bancorp  ..............      6,100         50,230
  First Western Bancorp, Inc.  .......      7,050        192,994
 *FirstFed Financial Corp. DE  .......     16,600        255,225
  FirstFederal Financial Services
   Corp. .............................     11,660        284,213
  Firstfed Bancshares, Inc.  .........     19,100        429,750
 *Fischer Imaging Corp.  .............     23,300        253,388
  Flag Financial Corp.  ..............        200          3,000
  Flamemaster Corp.  .................        200            638
 *Flanigan's Enterprises, Inc.  ......     10,300         41,522
  Flexsteel Industries, Inc.  ........     61,800        706,838
  Florida First Bancorp, Inc.  .......        200          1,538
 *Florida Gaming Corp.  ..............     15,550        138,006
  Florida Public Utilities Co.  ......      4,500         84,938
 *Flow International Corp.  ..........    158,200      1,354,588
 *Fluoroscan Imaging Systems, Inc.  ..      3,000         22,688
 *Foilmark, Inc.  ....................      3,700         24,050
 *Fonar Corp.  .......................    171,950        480,923
 *Foodarama Supermarkets, Inc.  ......     22,000        242,000
 *Foodbrands America, Inc.  ..........     80,551        921,302
  Foothill Independent Bancorp  ......      1,155          9,529


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
*#Forest Oil Corp.  ..................    224,968     $  597,571
 *Forschner Group, Inc.  .............     60,500        733,563
 *Fortune Petroleum Corp.  ...........     10,207         47,207
  Foster (L.B.) Co. Class A  .........    156,600        704,700
 *Fountain Oil, Inc.  ................     11,500         44,563
 *Fountain Powerboat Industries, Inc.       5,600         30,100
 *Four Kids Entertainment, Inc.  .....     19,900         70,894
 *Fourth Shift Corp.  ................     20,000         67,500
 *Framingham Savings Bank MA  ........     52,100        221,425
  Franklin Bank National Associaton
   Southfield, MI ....................      2,700         31,894
  Frederick's of Hollywood, Inc.
   Class A ...........................     31,639        146,330
  Frederick's of Hollywood, Inc.
   Class B ...........................     83,878        377,451
  Freds, Inc. Class A  ...............     40,000        305,000
 *Frequency Electronics, Inc.  .......     57,600        201,600
 *Fresh America Corp.  ...............      2,800         22,925
 *Fresh Choice, Inc.  ................     50,000        346,875
 *Fretter, Inc.  .....................     38,148         10,729
  Friedman Industries, Inc.  .........    122,861        460,729
 *Friedmans, Inc. Class A  ...........      5,800        134,125
  Frisch's Restaurants, Inc.  ........     62,086        570,414
  Frontier Adjusters of America, Inc.       1,000          2,875
  Frozen Food Express Industries,
   Inc. ..............................    100,000        906,250
 *Fruehauf Trailer Corp.  ............    140,200        227,825
*#Funco, Inc.  .......................     48,200        192,800
 *Fuqua Enterprises, Inc.  ...........     40,500        840,375
  Furon Co.  .........................      4,600         82,225
 *Future Healthcare, Inc.  ...........      7,000         10,934
 *G-III Apparel Group, Ltd.  .........     28,560         68,723
  GBC Bancorp  .......................     56,700        978,075
 *GBC Technologies, Inc.  ............     50,000        421,875
 *GMIS, Inc.  ........................     47,500        617,500
 *GNI Group, Inc.  ...................     76,800        518,400
 *GRC International, Inc.  ...........    131,600      3,980,900
 *GTI Corp.  .........................      5,400         81,675
 *GTS Duratek, Inc.  .................      2,500         35,000
 *GZA Geoenvironmental Technolo gies,
   Inc. ..............................     15,800         51,350
 *Galey & Lord, Inc.  ................     80,000        830,000
 *Galileo Electro-Optics Corp.  ......     69,300        727,650
 *Galoob (Lewis) Toys, Inc. DE  ......    166,000      1,888,250
 *Gametek, Inc.  .....................      5,000         10,313
  Gamma Biologicals, Inc.  ...........     46,000        201,250
 *Gander Mountain, Inc.  .............     42,290        256,383
 *Gantos, Inc.  ......................     12,600         27,956
  Garan, Inc.  .......................      5,200         89,700
 *Gardner Denver Machinery, Inc.  ....      7,800        128,700
 *Garnet Resources Corp.  ............     73,900         96,994
 *Gateway Industries, Inc.  ..........     11,120         41,700
*#Geerling & Wade, Inc.  .............      4,100         26,906
 *Gehl Co.  ..........................      6,800         48,875
 *Gelman Sciences, Inc.  .............     42,175        985,841
 *Gencor Industries, Inc.  ...........      5,500         53,625
 *Genelabs Technologies, Inc.  .......     27,500        104,844
 *Genemedicine, Inc.  ................     76,400        503,763
 *General Employment Enterprises,
   Inc. ..............................      5,230         29,419
 *General Host Corp.  ................     24,400        115,900
  General Housewares Corp.  ..........     40,700        407,000
 *General Kinetics, Inc.  ............     35,300         24,269
  General Magnaplate Corp.  ..........      4,200         23,625
 *General Microwave Corp.  ...........      8,600         67,725


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  General Parametrics Corp.  .........    106,906     $  324,059
  General Physics Corp.  .............     63,700        214,988
 *Genesco, Inc.  .....................    124,000        527,000
  Genesee Corp. Class B  .............        200          9,050
 *Genicom Corp.  .....................    109,900        522,025
 *Genlyte Group, Inc.  ...............     67,100        440,344
 *Genome Therapeutics Corp.  .........    121,600      1,018,400
  Genovese Drug Stores, Inc.
   Class A ...........................     96,609      1,159,308
  Genrad, Inc.  ......................     79,600        706,450
 *Gensia, Inc.  ......................    200,000        887,500
 *Genta, Inc.  .......................     18,100         35,069
 *Genus, Inc.  .......................     69,100        574,394
 *Genzyme Transgenics Corp.  .........     50,000        209,375
  Geodynamics Corp.  .................     33,400        371,575
  George Mason Bankshares, Inc.  .....     20,200        510,050
 *Georgia-Bonded Fibres, Inc.  .......      2,200          7,013
 *Geriatric & Medical Companies,
   Inc. ..............................    214,513        542,986
*#Gerrity Oil and Gas Corp.  .........    124,000        527,000
  Getty Petroleum Corp.  .............     13,900        206,763
 *Giant Cement Holding, Inc.  ........     18,000        190,125
 *Giant Group, Ltd.  .................     92,500        589,688
  Giant Industries, Inc.  ............     37,500        403,125
 *Gibraltar Packaging Group, Inc.  ...      5,500         20,281
 *Gibraltar Steel Corp.  .............      9,200        113,275
  Gibson Greetings, Inc.  ............     16,200        240,975
 *Giga-Tronics, Inc.  ................     35,000        293,125
  Gilbert Associates, Inc. Class A  ..      5,000         74,375
 *Gish Biomedical, Inc.  .............     74,750        621,359
  Glacier Bancorp, Inc.  .............      5,989        122,026
 *Glacier Water Services, Inc.  ......      3,000         58,875
  Gleason Corp.  .....................    116,700      3,894,863
*#Globalink, Inc.  ...................     30,500        244,000
 *Go Video, Inc.  ....................     86,400        145,800
  Golden Enterprises, Inc.  ..........      7,200         58,500
 *Golden Oil Co. DE  .................      1,369            941
  Golden Poultry Co., Inc.  ..........     32,400        281,475
 *Golden Star Resources, Ltd.  .......     20,400        105,825
 *Goldwyn (Samuel) Co.  ..............     53,855        215,420
 *Golf Enterprises, Inc.  ............     17,500        146,563
 *Good Guys, Inc.  ...................     42,000        430,500
  GoodMark Foods, Inc.  ..............     90,400      1,672,400
 *Goodrich Petroleum Corp.  ..........    178,200        167,063
  Goodys Family Clothing, Inc.  ......    134,500      1,496,313
  Gorman-Rupp Co.  ...................     30,200        453,000
 *Gottschalks, Inc.  .................     43,800        290,175
 *Government Technology Services,
   Inc. ..............................     41,000        164,000
 *Gradco Systems, Inc.  ..............    151,411        378,528
 *Graff Pay-per-View, Inc.  ..........     71,600        340,100
 *Graham Corp.  ......................      3,300         44,550
 *Graham-Field Health Products, Inc.       42,000        141,750
  Granite State Bankshares, Inc.  ....      2,300         37,950
 *Grant Geophysical, Inc.  ...........     26,500         67,078
  Graphic Industries, Inc.  ..........      6,100         64,813
 *Great Country Bank of Ansonia, CT  .      7,600         40,850
  Great Southern Bancorp, Inc.  ......      1,800         42,075
 *Greater New York Savings Bank  NY  .    124,200      1,482,638
  Green (A.P.) Industries, Inc.  .....     61,550      1,192,531
  Green Mountain Power Corp.  ........      4,500        124,313
  Greenbrier Companies, Inc.  ........     46,000        500,250
*#Greenman Brothers, Inc.  ...........    115,400      1,413,650
 *Greenwich Air Services, Inc.  ......      5,100         93,075


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Greiner Engineering, Inc.  .........    105,141     $  946,269
 *Grist Mill & Co.  ..................     60,450        547,828
 *Grossmans, Inc.  ...................    231,300        281,897
 *Ground Round Restaurants, Inc.  ....     84,650        235,433
 *Groundwater Technology, Inc.  ......      7,600        107,350
 *Group 1 Software, Inc.  ............     31,400        368,950
 *Group Technologies Corp.  ..........     30,000        120,000
  Grovebank for Savings  .............      3,500         82,688
 *Grow Biz International, Inc.  ......      6,500         58,906
 *Grubb & Ellis Co.  .................     39,552         79,104
 *Gryphon Holdings, Inc.  ............      4,900         83,913
  Guardsman Products, Inc.  ..........    130,885      1,701,505
 *Guest Supply, Inc.  ................    107,100      2,302,650
 *Gulfmark International, Inc.  ......     25,800        593,400
 *Gull Laboratories, Inc.  ...........      7,200         36,000
 *Gundle/SLT Environmental, Inc.  ....    104,600        627,600
 *Gupta Corp.  .......................     12,200         80,825
 *HD Vest, Inc.  .....................      4,900         12,556
 *HEI, Inc.  .........................      3,400         19,550
  HF Financial Corp.  ................      1,700         52,700
 *HMG Worldwide Corp.  ...............     62,500        140,625
  HMI Industries, Inc.  ..............     84,200      1,031,450
 *HMN Financial, Inc.  ...............      5,200         80,600
 *HPSC, Inc.  ........................    106,000        543,250
 *HS Resources, Inc.  ................     91,000      1,217,125
 *Ha-Lo Industries, Inc.  ............      2,100         41,738
 *Hadco Corp.  .......................    106,700      3,254,350
 *Hahn Automotive Warehouse, Inc.  ...     27,700        169,663
  Halifax Corp.  .....................      4,700         29,963
  Hallwood Energy Corp.  .............        200          3,100
 *Hallwood Group, Inc.  ..............     10,387        101,273
 *Halsey Drug Co., Inc.  .............     53,922        195,467
 *Hamburger Hamlet Restaurants,  Inc.      30,700         23,025
 *Hampshire Group, Ltd.  .............      3,100         39,138
 *Hampton Industries, Inc.  ..........    119,582        597,910
 *Handex Environmental Recovery, Inc.      57,400        287,000
 *Hanger Orthopedic Group, Inc.  .....     39,200        107,800
*#Happiness Express, Inc.  ...........     38,100        171,450
 *Harcor Energy, Inc.  ...............      7,800         19,013
 *Harding Lawson Associates Group,
   Inc. ..............................     72,800        509,600
  Harleysville National Corp PA  .....        200          5,425
 *Harlyn Products, Inc.  .............     42,581         74,517
  Harmon Industries, Inc.  ...........     54,300        909,525
 *Harolds Stores, Inc.  ..............     34,464        409,260
 *Harris & Harris Group, Inc.  .......     31,600        167,875
*#Harry's Farmers Market, Inc.
   Class A ...........................      8,900         36,156
 *Harvard Industries, Inc.  ..........      6,200        165,463
*#Harvey Entertainment Co.  ..........     30,000        243,750
  Harvey's Casino Resorts  ...........     39,300        589,500
  Haskel International, Inc.  ........      4,100         22,038
  Hastings Manufacturing Co.  ........     10,100        208,944
  Hathaway Corp.  ....................     34,580         82,128
 *Hauser Chemical Research, Inc.  ....     51,800        246,050
  Haven Bancorp, Inc.  ...............      4,600        114,138
  Haverfield Corp.  ..................        220          3,108
  Haverty Furniture Co., Inc.  .......     68,200        980,375
  Haverty Furniture Co., Inc. Class A      13,550        196,475
  Hawkins Chemical, Inc.  ............     37,161        297,288
 *Hawthorne Financial Corp.  .........     12,800         61,600
  Health Images, Inc.  ...............     18,100        140,275
 *Health Management, Inc.  ...........      9,300        124,969


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Health O Meter Products, Inc.  .....     10,000     $   41,250
 *Health Power, Inc.  ................        100          1,025
 *Health Professionals, Inc.  ........     49,229          9,230
 *Health Risk Management, Inc.  ......     23,800        187,425
 *Health-Chem Corp.  .................    174,500        272,656
 *Healthcare Services Group, Inc.  ...     78,800        679,650
 *Healthdyne Information Enterprises,
   Inc. ..............................     16,800         24,142
 *Healthdyne Technologies, Inc.  .....     65,931        708,758
 *Healthdyne, Inc.  ..................     16,800        132,300
 *Healthwise America, Inc.  ..........      2,300         71,013
 *Healthy Planet Products, Inc.  .....      1,800         17,325
 *Hector Communications Corp.  .......     21,300        155,756
 *Heftel Broadcasting Corp. Class A  .      5,100         79,050
  Heico Corp.  .......................     66,715      1,225,888
 *Hein-Werner Corp.  .................     35,288        161,002
 *Heist (C.H.) Corp.  ................     10,600         75,525
 *Helian Health Group, Inc.  .........      9,700         52,138
  Henry Jack & Associates, Inc.  .....     29,166        698,161
  Heritage Financial Services, Inc.  .      8,700        166,388
 *Herley Industries, Inc.  ...........     11,500         76,188
 *Hi-Lo Automotive, Inc.  ............    104,800        589,500
*#Hi-Shear Industries, Inc.  .........    100,075        700,525
 *Hi-Shear Technology Corp.  .........     15,200        134,900
 *Hi-Tech Pharmacal, Inc.  ...........     37,500        302,344
  Hibernia Savings Bank  .............        750         13,219
 *High Plains Corp.  .................    124,476        653,499
  Hingham Institution for Savings MA        1,900         26,125
 *Hinsdale Financial Corp.  ..........     18,750        407,813
 *Hitox Corp.  .......................     24,700         77,188
  Hoenig Group, Inc.  ................      8,800         34,650
 *Hogan Systems, Inc.  ...............    143,700      1,302,281
 *Holiday RV Superstores, Inc.  ......      7,900         22,466
  Hollinger International, Inc.
   Class A ...........................      9,200        108,100
 *Hollywood Casino Corp. Class A  ....     75,000        403,125
 *Hologic, Inc.  .....................     50,300      2,100,025
 *Holopak Technologies, Inc.  ........     32,000        184,000
 *Holophane Corp.  ...................        200          6,025
 *Holson Burnes Group, Inc.  .........     50,000        187,500
  Home Federal Bancorp  ..............     14,800        375,550
  Home Federal Financial Corp.  ......      6,891        117,147
  Home Port Bancorp, Inc.  ...........        600          7,050
 *Home State Holdings, Inc.  .........     60,000        502,500
*#Home Theater Products
   International, Inc. ...............      9,800          5,513
 *Homecorp, Inc.  ....................        200          3,350
 *Homeowners Group, Inc.  ............    115,600        177,013
 *Hometown Bancorp., Inc.  ...........        200          2,725
 *Hometown Buffet, Inc.  .............     11,500        123,625
  Hooper Holmes, Inc.  ...............     62,800        502,400
  Horizon Bancorp, Inc.  .............        200          7,550
  Horizon Financial Corp.  ...........     23,573        315,289
 *Hospital Staffing Services, Inc.  ..     34,200         59,850
 *Hosposable Products, Inc.  .........        500          3,875
 *Hovnanian Enterprises, Inc.
   Class A ...........................     54,800        369,900
  Howell Corp.  ......................    108,200      1,366,025
  Howell Industries, Inc.  ...........     14,900        361,325
*#Howtek, Inc.  ......................     36,100        311,363
  Hudson General Corp.  ..............     25,300        800,113
  Huffy Corp.  .......................     14,800        157,250
  Hughes Supply, Inc.  ...............     57,950      1,521,188
 *Hugoton Energy Corp.  ..............      9,500         80,750


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Hurco Companies, Inc.  .............     46,900     $  269,675
 *Hycor Biomedical, Inc.  ............     62,616        281,772
 *Hyde Athletic Industries, Inc.
   Class A ...........................     70,700        287,219
 *Hyde Athletic Industries, Inc.
   Class B ...........................     65,500        253,813
  Hydron Technologies, Inc.  .........     97,500        201,094
 *ICF Kaiser International, Inc.  ....     44,000        148,500
 *ICO, Inc.  .........................     68,580        364,331
 *ICOS Corp.  ........................     48,100        330,688
 *ICU Medical, Inc.  .................      9,500        112,219
 *IDEC Pharmaceuticals Corp.  ........     12,400        170,500
*#IDM Environmental Corp.  ...........      6,400         26,800
 *IEC Electronics Corp.  .............      6,400         58,800
 *IFR Systems, Inc.  .................     62,935        597,883
 *IGEN, Inc.  ........................      8,300         49,800
 *IGI, Inc.  .........................     65,500        687,750
 *II-VI, Inc.  .......................      6,800         83,725
 *ILC Technology, Inc.  ..............     54,600        569,888
 *IMP, Inc.  .........................    256,600      2,197,138
 *IPL Systems, Inc. Class A  .........      8,500         26,563
 *IQ Software Corp.  .................      3,800         50,350
*#IVI Publishing, Inc.  ..............     65,000        914,063
  IWC Resources Corp.  ...............      7,900        155,038
 *Ibah, Inc.  ........................     49,200        215,250
 *Ikos Systems, Inc.  ................      3,250         38,391
 *Illinois Superconductor Corp.  .....      5,000         87,500
 *Image Entertainment, Inc.  .........    107,600        712,850
 *Image Industries, Inc.  ............     58,000        652,500
*#Imatron, Inc.  .....................     83,600        175,038
 *Imclone Systems, Inc.  .............     12,000         65,250
 *Imclone Systems, Inc. (Private
   Placement) ........................    131,000        641,081
 *Immucor, Inc.  .....................      8,500         90,313
 *Immulogic Pharmaceutical Corp.  ....     16,400        203,975
*#Immune Response Corp. DE  ..........    125,100        492,581
 *Immunogen, Inc.  ...................     43,800         67,069
 *Immunomedics, Inc.  ................     55,200        276,000
 *Imo Industries, Inc.  ..............    100,000        712,500
 *Impact Systems, Inc.  ..............    232,600        516,081
 *Imperial Credit Industries, Inc.  ..     82,500      1,387,031
  Imperial Holly Corp.  ..............      8,200         53,300
 *In Home Health, Inc.  ..............     17,500         43,750
 *Inacom Corp.  ......................     10,800        144,450
 *Inbrand Corp.  .....................     22,200        394,050
 *Inco Homes Corp.  ..................     20,000         18,438
 *Incstar Corp.  .....................     15,700         62,800
 *Incyte Pharmaceuticals, Inc.  ......     19,000        337,250
 *Indenet, Inc.  .....................      6,000         22,969
  Independence Holding Co.  ..........     10,739         41,614
  Independent Bank Corp. MA  .........    110,200        771,400
  Independent Bank East  .............      2,962         81,085
  Independent Bankshares, Inc.  ......        786          8,548
  Indiana Federal Corp.  .............     16,449        318,699
  Industrial Acoustics Co., Inc.  ....        900          9,563
 *Industrial Holdings, Inc.  .........      3,300         12,375
 *Industrial Training Corp.  .........      3,700         37,694
 *Infodata Systems, Inc.  ............      1,833          7,561
 *Information International, Inc.  ...     27,500        278,438
 *Information Resource Engineering,
   Inc. ..............................      4,300        102,663
 *Infrasonics, Inc.  .................    108,000        675,000
 *Inhale Therapeutic Systems  ........     10,100        117,413
 *Inmac Corp.  .......................    108,100      1,047,219
 *Innerdyne, Inc.  ...................     39,900         97,256
 *Innodata Corp.  ....................      4,500         20,813
 *Innoserv Technologies, Inc.  .......     13,640         34,100


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Innovative Gaming Corp of America  .      5,300     $   48,031
  Innovex, Inc.  .....................    102,000      1,702,125
 *Insite Vision, Inc.  ...............     78,300        178,622
  Insituform East, Inc.  .............     12,100         51,425
 *Insituform Technologies, Inc.
   Class A ...........................     23,000        265,938
  Insteel Industries, Inc.  ..........     42,962        284,623
  Instron Corp.  .....................    118,200      1,492,275
 *Insurance Auto Auctions, Inc.  .....     50,000        537,500
 *Integrated Circuit Systems, Inc.  ..     24,000        337,500
 *Integrated Systems, Inc.  ..........     64,200      2,447,625
 *Integrated Waste Services, Inc.  ...     12,500         19,922
 *Intellicall, Inc.  .................    151,607        530,625
 *Intellicorp, Inc.  .................    188,300        353,063
  Intelligent Electronics, Inc.  .....     27,974        181,831
 *Inter-Tel, Inc.  ...................     56,200        934,325
  Intercargo Corp.  ..................     10,600         98,050
  Interchange Financial Services
   Corp. Saddle Brook ................     13,600        278,800
  Intercontinental Bank  .............      2,700         80,494
  Interface Systems, Inc.  ...........     29,800        193,700
 *Interferon Sciences, Inc.  .........     30,000         62,344
 *Interferon Sciences, Inc. (Private
   Placement) ........................    180,000        336,656
 *Interfilm, Inc.  ...................     35,000         13,125
 *Interlake Corp.  ...................    172,300        323,063
 *Interleaf, Inc.  ...................     16,000        188,000
 *Interlinq Software Corp.  ..........     34,200        106,875
 *Intermagnetics General Corp.  ......    155,825      3,506,063
 *Intermedia Communications of
   Florida, Inc. .....................     80,700      1,099,538
  International Aluminum Corp.  ......        200          5,725
 *International Jensen, Inc.  ........     13,400         93,800
 *International Lottery & Totalizer
   Systems, Inc. .....................     76,900        123,761
 *International Lottery, Inc.  .......      3,500         38,063
 *International Remote Imaging
   Systems, Inc. .....................      6,200         45,338
 *International Research &
   Development Corp. .................     48,000          6,000
  International Shipholding Corp.  ...      3,750         72,188
 *International Technology Corp.  ....    294,700        773,588
 *International Thoroughbred
   Breeders, Inc. ....................     10,500         40,688
 *Interneuron Pharmaceuticals, Inc.
   (Private Placement) ...............    134,948      2,178,567
 *Interphase Corp.  ..................     30,600        432,225
 *Interpoint Corp. WA  ...............     24,000        282,000
 *Interpore International  ...........     50,000        237,500
 *Interscience Computer Corp.  .......        500          2,594
  Interstate Johnson Lane, Inc.  .....      6,800         68,850
 *Intersystems, Inc.  ................     52,700         75,756
*#Intertan, Inc.  ....................     71,900        602,163
 *Intervisual Books, Inc. Class A  ...      1,500          4,031
  Interwest Bancorp, Inc.  ...........      5,800        108,750
 *Investors Insurance Group, Inc.  ...     42,700         50,706
  Investors Title Co.  ...............     24,000        255,000
  Iroquois Bancorp  ..................        400          5,450
  Isco, Inc.  ........................    101,341      1,045,079
 *Isis Pharmaceuticals, Inc.  ........    180,100      2,082,406
 *Isomedix, Inc.  ....................     22,900        326,325
 *Iwerks Entertainment, Inc.  ........      8,124         48,744
 *J & J Snack Foods Corp.  ...........     40,000        485,000
 *JG Industries, Inc.  ...............     29,500         44,250
  JLG Industries, Inc.  ..............    181,300      5,099,063
 *JPE, Inc.  .........................      4,300         45,150


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                           Shares        Value+
                                           ------        ------
 *Jabil Circuit, Inc.  ...............     60,000    $1,233,750
  Jackpot Enterprises, Inc.  .........     36,900       502,763
  Jaclyn, Inc.  ......................     55,427       232,101
 *Jaco Electronics, Inc.  ............      4,173        50,337
 *Jacobs Jay, Inc.  ..................     45,500       126,547
  Jacobson Stores, Inc.  .............     66,500       598,500
 *Jalate, Ltd.  ......................      2,700        10,631
 *Jan Bell Marketing, Inc.  ..........    224,900       590,363
 *Jean Philippe Fragrances, Inc.  ....     69,000       608,063
  Jeffbanks, Inc.  ...................      1,500        34,313
 *Jefferson Savings Bancorp, Inc.  ...     40,000     1,050,000
 *Jennifer Convertibles, Inc.  .......     41,000        97,375
  Johnston Industries, Inc.  .........    207,687     1,687,457
 *Johnstown American Industries,
   Inc. ..............................     71,700       380,906
  Jones Medical Industries, Inc.  ....     83,820     1,739,265
 *Joule, Inc.  .......................     42,100       168,400
 *Just Toys, Inc.  ...................     28,300        40,681
  K Swiss, Inc. Class A  .............     31,200       366,600
 *K-Tel International, Inc.  .........        200           950
 *K-Tron International, Inc.  ........     63,400       412,100
 *K-V Pharmaceutical Co. Class A  ....     22,250       194,688
 *K-V Pharmaceutical Co. Class B  ....     18,800       166,850
  KCS Energy, Inc.  ..................      6,700        92,125
 *KLLM Transport Services, Inc.  .....     88,900       961,231
 *KTI, Inc.  .........................      1,733        14,839
  Kahler Realty Corp.  ...............      4,600        58,363
 *Kaiser Ventures, Inc.  .............     78,900       887,625
 *Kaneb Services, Inc.  ..............     16,700        31,313
 *Kasler Holding Co.  ................    139,300       800,975
  Katy Industries, Inc.  .............     10,000        98,750
  Kaufman (H.W.) Financial Group,
   Inc. ..............................     26,730       213,840
 *Kaye Group, Inc.  ..................     41,000       312,625
  Keithley Instruments, Inc.  ........        200         5,775
 *Kelley Oil & Gas Corp.  ............     67,000        79,563
  Kenan Transport Co.  ...............        200         4,175
*#Kenetech Corp.  ....................      2,000         6,375
 *Kent Financial Services, Inc.  .....     14,278        90,130
 *Kentucky Electric Steel, Inc.  .....      5,000        46,250
 *Kentucky Medical Insurance Co.
   Class A ...........................        200         2,413
 *Kenwin Shops, Inc.  ................        500         1,203
 *Kerr Group, Inc.  ..................     83,300       739,288
 *Kevlin Corp.  ......................        500         2,141
 *Kewaunee Scientific Corp.  .........     44,800       142,800
 *Key Energy Group, Inc.  ............     36,614       201,377
 *Key Production Co., Inc.  ..........     17,500        94,063
 *Key Technology, Inc.  ..............     27,000       391,500
 *Key Tronic Corp.  ..................    129,100     1,412,031
 *Keystone Consolidated Industries,
   Inc. ..............................     56,650       722,288
  Keystone Heritage Group, Inc.  .....     22,200       702,075
 *Killearn Properties, Inc.  .........     17,000        88,188
 *Kimmins Environmental Service
   Corp. .............................     22,200        55,500
 *Kinark Corp.  ......................     70,800       199,125
  Kinnard Investment, Inc.  ..........      6,900        25,875
 *Kit Manufacturing Co.  .............     12,000       135,000
 *Kleer-Vu Industries, Inc.  .........     20,073       125,456
 *Kleinert's, Inc.  ..................      5,000        81,250
  Knape & Vogt Manufacturing Co.  ....     64,599     1,170,857
 *Knight Transportation, Inc.  .......      9,100       130,244
 *Knogo North America, Inc.  .........     72,800       473,200


THE U.S. 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Koala Corp.  .........................      2,200     $   23,650
  Kollmorgen Corp.  ....................     10,600        102,025
 *Kopin Corp.  .........................      9,300        156,938
 *Koss Corp.  ..........................     52,000        370,500
 *Krauses Furniture, Inc.  .............      2,933          7,516
 *Krug International Corp.  ............     21,465         67,078
 *Krystal Co.  .........................     56,900        398,300
  Kuhlman Corp.  .......................    231,276      2,659,674
  Kysor Industrial Corp.  ..............     27,200        625,600
*#L.A. Gear, Inc.  .....................     20,700         33,638
 *LAT Sportswear, Inc.  ................      2,700          7,088
  LCS Industries, Inc.  ................      6,160         97,790
 *LDI Corp.  ...........................      9,400         29,375
  LSB Bancshares, Inc. NC  .............      3,858         76,678
  LSB Industries, Inc.  ................     64,900        251,488
  LSI Industries, Inc.  ................    143,403      2,142,082
 *LTX Corp.  ...........................     28,400        353,225
 *LXE, Inc.  ...........................     10,500         82,688
 *La Jolla Pharmceutical Co.  ..........     12,000         48,750
 *LaBarge, Inc.  .......................    228,750        800,625
  LaCrosse Footwear, Inc.  .............     13,300        137,988
 *Laclede Steel Co.  ...................     25,450        179,741
  Ladd Furniture, Inc.  ................     33,333        443,746
  Lafayette American Bank & Trust  Co.        9,000         81,000
  Laidlaw, Inc. Class B Non-Voting  ....     20,680        191,290
 *Lakeland Industries, Inc.  ...........      3,200         11,400
 *Lamson & Sessions Co.  ...............    143,800      1,006,600
 *Lancer Corp.  ........................     44,100        606,375
 *Lancit Media Productions, Ltd.  ......     62,700        787,669
 *Landair Services, Inc.  ..............     16,400        202,950
  Landauer, Inc.  ......................     72,000      1,413,000
  Landmark Bancorp La Habra  ...........        200          3,500
 *Larizza Industries, Inc.  ............     22,700        144,713
 *Laser Pacific Media Corp.  ...........     10,000          8,750
 *Lasermaster Technologies, Inc.  ......     83,300        489,388
 *Laserscope  ..........................     66,600        137,363
 *Lawrence Savings Bank MA  ............      7,700         37,538
  Lawyers Title Corp.  .................      9,800        167,825
 *Layne, Inc.  .........................      3,400         29,963
 *Lazare Kaplan International, Inc.  ...     71,300        472,363
 *Leasing Solutions, Inc.  .............      5,900         93,294
 *Leather Factory, Inc.  ...............        200            588
 *Lectec Corp.  ........................     13,080        122,625
  Lesco, Inc.  .........................     87,100      1,197,625
 *Leslie Building Products, Inc.  ......     27,800         62,550
 *Leslie's Poolmart  ...................     18,742        262,388
  Liberty Homes, Inc. Class A  .........        200          2,450
 *Liberty Technologies, Inc.  ..........      4,400         20,350
 *Lidak Pharmaceuticals Class A  .......     56,000        236,250
 *Life Quest Medical, Inc.  ............      1,000          2,938
 *Lifecore Biomedical, Inc.  ...........     30,000        403,125
 *Lifeline Systems, Inc.  ..............     18,700        220,894
 *Lifetime Hoan Corp.  .................     38,720        341,220
 *Ligand Pharmaceuticals, Inc.
   Class B .............................     26,558        220,763
  Lillian Vernon Corp.  ................     10,300        149,350
 *Lindal Cedar Homes, Inc.  ............     40,777        196,239
  Lindberg Corp.  ......................     53,200        355,775


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Lindsay Manufacturer Co.  ............      3,600     $  129,600
  Litchfield Financial Corp.  ..........      4,270         57,912
 *Littlefield, Adams & Co.  ............     16,500         37,125
 *Liuski International, Inc.  ..........      2,900          8,700
 *Live Entertainment, Inc.  ............      2,000          7,250
 *Lodgenet Entertainment Corp.  ........     63,000        677,250
 *Logic Devices, Inc.  .................     49,300        406,725
 *Lomak Petroleum, Inc.  ...............     79,135        687,485
 *Lomas Financial Corp.  ...............    117,000          3,042
 *Lone Star Technologies, Inc.  ........     15,700        137,375
 *Longhorn Steaks, Inc.  ...............     47,100        753,600
 *Lori Corp.  ..........................     25,300        121,756
 *Loronix Information Systems, Inc.  ...      4,200         13,388
 *Lottery Enterprises, Inc.  ...........        200            150
  Lufkin Industries, Inc.  .............      5,800        116,725
 *Lumex, Inc.  .........................     81,300        741,863
*#Lunar Corp.  .........................     27,000      1,167,750
 *Lund International Holdings, Inc.  ...      4,800         64,800
 *Luria & Son, Inc.  ...................    121,797        715,557
 *Lynch Corp.  .........................     29,600      1,872,200
  M A R C, Inc.  .......................     13,838        202,381
 *M-Wave, Inc.  ........................      3,300         23,100
  MAF Bancorp, Inc.  ...................      5,350        134,753
 *MAI Systems Corp.  ...................        207          1,449
 #MDC Holdings, Inc.  ..................     45,500        301,438
 *MDL Information Systems, Inc.  .......     14,900        344,563
 *MDT Corp.  ...........................     63,900        315,506
 *MFRI, Inc.  ..........................      5,100         37,294
 *MGI Pharma, Inc.  ....................    137,700        645,469
 *MI Schottenstein Homes, Inc.  ........      9,700        110,338
 *MK Gold Corp.  .......................     18,500         55,500
 *MLX Corp.  ...........................     23,145        232,897
  MMI Companies, Inc.  .................      3,700         86,950
 *MRS Technology, Inc.  ................     20,000         67,500
 *MRV Communications, Inc.  ............      6,000        158,250
 *MTI Technology Corp.  ................     18,500         32,375
  MTS Systems Corp.  ...................      4,950        172,631
  MacDermid, Inc.  .....................        200         11,050
 *Macheezmo Mouse Restaurants,  Inc.  ..      8,500         22,313
 *Magainin Pharmaceuticals, Inc.  ......     25,000        221,875
  Magna Bancorp  .......................      7,700        225,225
 *Magnetic Technologies Corp.  .........      3,100         12,788
 *Mail Boxes, Etc.  ....................     11,200        165,200
 *Main Street & Main, Inc.  ............      2,850          9,886
  Maine Public Service Co.  ............     32,700        686,700
 *Mallon Resources Corp.  ..............      7,100         12,425
 *Manatron, Inc.  ......................        115            331
 *Manugistic Group, Inc.  ..............        200          3,450
 *Mapinfo Corp.  .......................      2,000         38,000
  Marble Financial Corp.  ..............     29,700        523,463
*#Marcam Corp.  ........................     18,800        317,250
 *Marietta Corp.  ......................     71,200        636,350
 *Marine Drilling Companies, Inc.  .....     48,300        196,219
 *Marisa Christina, Inc.  ..............      9,300        157,519
  Maritrans, Inc.  .....................     23,800        124,950
 *Mark VII, Inc.  ......................     47,800        776,750
 *Marlton Technologies, Inc.  ..........     90,100        118,256
 *Marquest Medical Products, Inc.  .....     78,700         56,566
  Marsh Supermarkets, Inc. Class A  ....      4,200         57,750
  Marsh Supermarkets, Inc. Class B  ....      4,800         62,400


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Martek Biosciences Corp.  ............      8,400     $  154,350
 *Marten Transport, Ltd.  ..............     35,200        554,400
  Maryland Federal Bancorp  ............      2,500         76,094
  Massbank Corp. Reading, MA  ..........      2,850         89,063
*#Mastec, Inc.  ........................     58,000        594,500
 *Matec Corp. DE  ......................     76,300        314,738
 *Mathsoft, Inc.  ......................     25,000        131,250
 *Matlack Systems, Inc.  ...............     65,850        584,419
*#Matrix Pharmaceutical, Inc.  .........     17,500        266,875
 *Matrix Service Co.  ..................     83,600        360,525
 *Matthews Studio Equipment Group  .....      6,500         12,289
 *Maverick Tube Corp.  .................     45,000        286,875
 *Max & Ermas Restaurants, Inc.  .......      4,457         29,249
 *Maxco, Inc.  .........................      4,700         37,600
 *Maxim Group, Inc.  ...................        200          2,450
 *Maxwell Laboratories, Inc.  ..........     29,246        252,247
*#Maxxim Medical, Inc.  ................     87,400      1,387,475
  Mayflower Co-Operative Bank
   Middleboro ..........................        200          2,250
 *Maynard Oil Co.  .....................    103,200        632,100
 *Mays (J.W.), Inc.  ...................      2,100         16,013
 *McClain Industries, Inc.  ............     91,066        466,713
  McDonald & Co. Investment, Inc.  .....      3,100         54,250
 *McFarland Energy, Inc.  ..............     52,000        390,000
  McGrath Rent Corp.  ..................      8,400        154,350
 *Medalist Industries, Inc.  ...........     36,400        241,150
 *Medalliance, Inc.  ...................     25,000         92,188
 *Medar, Inc.  .........................    105,500        844,000
 *Medarex, Inc.  .......................     10,600         69,563
 *Medco Research, Inc.  ................     12,100        128,563
  Medex, Inc.  .........................     36,700        389,938
  Medford Savings Bank MA  .............     31,800        707,550
 *Media Arts Group, Inc.  ..............      9,300         29,063
*#Media Logic, Inc.  ...................      6,600         51,975
 *Medical Action Industries, Inc.  .....     33,300         53,072
 *Medical Graphics Corp.  ..............     12,700         71,438
 *Medical Management, Inc.  ............      2,700         16,538
 *Medical Technology System, Inc.  .....      1,000          1,688
 *Medicalcontrol, Inc.  ................      3,800         19,950
 *Medicore, Inc.  ......................     19,200         79,200
  Medicus Systems Corp.  ...............     42,000        378,000
 *Medimmune, Inc.  .....................     70,000        901,250
 *Mediq, Inc.  .........................     58,200        240,075
 *Medquist Inc.  .......................      2,600         18,200
 *Medstone International, Inc.  ........     28,200        264,375
 *Megacards, Inc.  .....................        333            208
 *Megatest Corp.  ......................      5,800        137,025
 *Melamine Chemicals, Inc.  ............    103,100        902,125
 *Mem Co., Inc.  .......................     53,300        169,894
 *Members Service Corp.  ...............          1              1
 *Mental Health Management, Inc.  ......      7,275         19,097
  Merchants Bancorp, Inc.  .............     10,000        280,000
 *Merchants Bancshares, Inc.  ..........        200          2,825
  Merchants Group, Inc.  ...............      3,800         65,550
  Merchants New York Bancorp, Inc.  ....        400         12,700
  Mercury Air Group, Inc.  .............      5,930         50,405
 *Meridian Data, Inc.  .................     61,600        658,350
  Meridian Diagnostics, Inc.  ..........    105,854      1,071,772
  Meridian Insurance Group, Inc.  ......      8,800        135,300
 *Meridian Sports, Inc.  ...............      7,200         41,850
 *Meris Laboratories, Inc.  ............      7,800         10,238
 *Merisel, Inc.  .......................     30,000        136,875
 *Merit Medical Systems, Inc.  .........      6,000         34,875
  Merrill Corp.  .......................      7,800        135,525


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Merrimac Industries, Inc.  ...........     12,332     $  138,735
  Mesaba Holdings, Inc.  ...............     60,700        417,313
 *Mestek, Inc.  ........................    118,750      1,306,250
 *Met-Coil Systems Corp.  ..............     27,500         37,813
  Met-Pro Corp.  .......................    101,110      1,377,624
 *Metalclad Corp.  .....................     34,500        129,375
 *Metatec Corp. Class A  ...............     18,000        181,125
  Metrobank  ...........................      6,490        184,965
 *Metrocall, Inc.  .....................     40,000        970,000
 *Metrologic Instruments, Inc.  ........      5,200         50,050
 *Metropolitan Bancorp Washington  .....      3,400         44,413
 *Miami Subs Corp.  ....................      7,500         14,063
 *Michael Anthony Jewelers, Inc.  ......     74,300        195,038
 *Micom Communications Corp.  ..........     11,300        112,294
 *Micrion Corp.  .......................      3,900         46,313
 *Micro Bio-Medics, Inc.  ..............      2,300         29,613
 *Microage, Inc.  ......................     15,600        131,625
 *Microcom, Inc.  ......................    124,600      3,130,575
 *Microdyne Corp.  .....................     10,000        203,750
 *Microfluidics International Corp.  ...      5,600         11,550
 *Micrografx, Inc.  ....................     62,000        728,500
 *Microlog Corp.  ......................     26,000        156,000
 *Micronics Computers, Inc.  ...........     79,600        263,675
 *Micropolis Corp.  ....................     97,800        311,738
*#Microsemi Corp.  .....................    135,875      1,503,117
 *Microtek Medical, Inc.  ..............      5,100         35,063
 *Microtel International, Inc.  ........    107,508         94,070
 *Microtest, Inc.  .....................      5,900         89,975
 *Microtouch Systems, Inc.  ............      7,400        111,925
 *Microwave Filter Co., Inc.  ..........      5,614          7,018
  Mid America Banccorp  ................     29,767        535,806
  Mid-Atlantic Realty Trust  ...........      3,366         28,611
 *MidAmerican Waste System, Inc.  ......     28,000        112,000
  MidSouth Insurance Co.  ..............     53,235        811,834
  Midconn Bank Kensington, CT  .........     45,200        621,500
 *Middleby Corp.  ......................     65,200        505,300
  Middlesex Water Co.  .................     15,000        270,000
 *Midisoft Corp.  ......................      4,900         18,988
  Midland Co.  .........................     14,700        728,569
  Midland Financial Group, Inc.  .......      4,800         53,400
 *Mikohn Gaming Corp.  .................     15,000         52,500
 *Miller Building Systems, Inc.  .......     72,800        236,600
 *Miltope Group, Inc.  .................     91,000        290,063
  Minntech Corp.  ......................      7,031        131,822
 *Mission West Properties, Inc.  .......     22,000        115,500
 *Mity-Lite, Inc.  .....................      8,100         69,863
  Mobile Gas Service Corp.  ............     34,100        767,250
 *Mobley Environmental Services,  Inc.
   Class A .............................      1,000          1,063
  Modern Controls, Inc.  ...............     56,650        587,744
 *Molecular Biosystems, Inc.  ..........     28,800        194,400
 *Molecular Dynamics, Inc.  ............     18,100         89,369
 *Monaco Coach Corp.  ..................      4,400         45,100
*#Monaco Finance, Inc. Class A  ........      4,000         23,625
 *Monarch Casino and Resort, Inc.  .....      6,100         29,738
  Monarch Machine Tool Co.  ............     53,900        714,175
 *Monro Muffler Brake, Inc.  ...........     30,555        448,777
 *Monroc, Inc.  ........................      2,400         11,700
 *Monterey Pasta Co.  ..................      7,500         44,063
 *Moog, Inc. Class A  ..................      3,900         57,525
 *Moog, Inc. Class B  ..................      1,000         15,375
 *Moore Medical Corp.  .................     44,600        512,900
 *Moore Products Co.  ..................     19,900        355,713
 *Morgan Products, Ltd.  ...............     65,300        391,800
 *Morningstar Group, Inc.  .............     19,800        158,400
  Moscom Corp.  ........................     14,400         90,000


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Mother's Work, Inc.  .................     11,500     $  155,969
 *Moto Photo, Inc.  ....................      6,100         10,103
 *Motor Car Parts & Accessories,  Inc.        3,500         51,844
 *Motor Club of America  ...............     20,500        131,969
 *Mountain Parks Financial Corp.  ......      4,000         88,500
 *Mountasia Entertainment
   International, Inc. .................      7,500         37,734
 *Moviefone, Inc. Class A  .............      5,100         26,138
  Mueller (Paul) Co.  ..................     26,700        842,719
 *Multi Color Corp.  ...................      5,300         15,900
 *Munsingwear, Inc.  ...................      2,145         15,551
 *Mutual Savings Bank FSB Bay City,  MI       4,300         25,263
  Myers (L.E.) Co. Group  ..............     29,400        444,675
 *Mylex Corp.  .........................     11,600        218,950
 *NAI Technologies, Inc.  ..............     82,813        129,395
  NBT Bancorp  .........................      6,300        104,738
 *NBTY, Inc.  ..........................     15,800         87,888
 *NCI Building Systems, Inc.  ..........      1,000         22,625
 *NMR of America, Inc.  ................     27,200         98,600
  NN Ball & Roller, Inc.  ..............        200          4,525
 *NPC International, Inc.  .............      6,200         48,825
 *NPS Pharmaceuticals, Inc.  ...........      7,600         56,525
 *NS Group, Inc.  ......................     97,100        218,475
 *NSA International, Inc.  .............      2,000          6,750
  NSC Corp.  ...........................     79,800        149,625
 *NTN Communications, Inc. (Private
   Placement) ..........................    161,500        635,906
  NUI Corp.  ...........................     10,100        166,650
 *Nantucket Industries, Inc.  ..........     58,535        171,947
 *Napco Security Systems, Inc.  ........     70,000        266,875
  Nashua Corp.  ........................     21,300        335,475
 *Nathans Famous, Inc.  ................      4,800         18,150
 *National Beverage Corp.  .............        300          1,688
 *National City Bancorp  ...............      4,320         81,540
*#National Convenience Stores, Inc.  ...     49,800      1,338,375
 *National Dentex Corp.  ...............        700         15,313
 *National Education Corp.  ............     67,500        531,563
  National Gas & Oil Co.  ..............    130,869      1,325,046
 *National Home Centers, Inc.  .........     60,000        180,000
 *National Home Health Care Corp.  .....     13,700         73,638
 *National Insurance Group  ............     45,200        248,600
 *National Media Corp.  ................     12,800        230,400
 *National Mercantile Bancorp.  ........      2,300          3,738
 *National Patent Development Corp.  ...      7,450         68,447
 *National Picture and Frame Co.  ......     31,600        288,350
 *National Record Mart, Inc.  ..........      4,000          7,250
  National Sanitary Supply Co.  ........        200          2,675
  National Security Group, Inc.  .......     10,500        156,188
 *National Standard Co.  ...............    109,500      1,231,875
  National Technical Systems, Inc.  ....     47,184         94,368
 *National Techteam, Inc.  .............     68,100        391,575
 *National Vision Association, Ltd.  ...     22,500         70,313
 *National Western Life Insurance Co.
   Class A .............................      3,200        174,000
 *Natural Alternatives International,
   Inc. ................................     47,000        399,500
 *Natural Microsystems Corp.  ..........      2,500         70,938
 *Natural Wonders, Inc.  ...............      8,500         24,438
  Natures Sunshine Products, Inc.  .....      7,836        174,351
 *Navarre Corp.  .......................      3,300         22,688
 *Navigators Group, Inc.  ..............     20,520        389,880
  Nelson (Thomas), Inc. Class B  .......      3,993         75,867
 *Neoprobe Corp.  ......................     83,000      1,255,375
 *Neorx Corp.  .........................    111,700        691,144


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Nestor, Inc.  ........................     21,400     $   18,040
 *Netframe Systems, Inc.  ..............     14,700         85,444
 *Netrix Corp.  ........................     83,200        416,000
 *Network Computing Devices, Inc.  .....    116,700        984,656
 *Network Imaging Corp.  ...............     14,900         68,447
 *Network Peripherals, Inc.  ...........     25,000        343,750
 *Network Six, Inc.  ...................      3,100         12,206
 *Networth, Inc.  ......................      7,700        321,956
 *Neurex Co.  ..........................     82,300        504,088
 *Neurogen Corp.  ......................     11,100        230,325
  New Brunswick Scientific Co., Inc.  ..     32,500        217,344
  New Hampsire Thrift BancShares,  Inc.         200          2,063
  New Horizons Savings & Loan
   Association .........................        200          1,738
 *New Image Industries, Inc.  ..........     43,763         79,320
 *New Jersey Steel Corp.  ..............      8,000         79,000
 *New Mexico & Arizona Land Co.  .......     27,311        320,904
 *New World Power Corp.  ...............     60,000        123,750
  Newcor, Inc.  ........................     82,025        656,200
  Newmil Bancorp, Inc.  ................     44,200        298,350
 *Newpark Resources, Inc.  .............     22,886        413,375
  Newport Corp.  .......................     63,500        508,000
 *Nexthealth, Inc.  ....................      9,000         37,125
 *Nichols Research Corp.  ..............     42,767        978,288
  Nobility Homes  ......................        400          8,425
 *Noel Group, Inc.  ....................     20,400        124,950
  Noland Co.  ..........................        500          9,250
 *Nord Resources Corp.  ................    125,700        267,113
 *Norstan, Inc.  .......................     45,200      1,107,400
 *Nortek, Inc.  ........................     28,600        271,700
 *North American Biologicals, Inc.  ....     17,850        169,575
 *North American Recycling System,
   Inc. ................................     21,000         17,052
  North American Watch Corp.  ..........      6,600        124,163
  North Carolina Natural Gas Corp.  ....      3,300         75,900
  North Side Savings Bank NY  ..........     15,638        459,366
 *North Star Universal, Inc.  ..........     15,000         89,063
  Northbay Financial Corp.  ............        700         10,544
  Northern Technologies International  .      4,700         24,675
  Northland Cranberries, Inc. Class A  .      6,000        114,000
 *Northstar Health Services, Inc.  .....     20,000        130,000
 *Northwest Teleproductions, Inc.  .....     15,800         63,200
 *Norton McNaughton, Inc.  .............     55,000        721,875
  Norwich Financial Corp.  .............     23,800        312,375
 *Norwood Promotional Products,  Inc.  .      6,200        106,950
 *Novametrix Medical Systems, Inc.  ....     79,700        403,481
 *Noven Pharmaceuticals, Inc.  .........     20,300        205,538
 *Novitron Internarional, Inc.  ........      4,350         18,488
 *Nu Horizons Electronics Corp.  .......     65,054      1,044,930
 *Nuclear Metals, Inc.  ................     71,300        855,600
 *Nuclear Support Services, Inc.  ......      8,600         12,363
 *Numar Corp.  .........................      7,500         81,563
 *Numerex Corp. Class A  ...............     11,500         76,906
 *Nutramax Products, Inc.  .............     44,000        423,500
 *Nview Corp.  .........................      5,400         22,613
 *Nycor, Inc.  .........................     43,885        216,682
 *Nycor, Inc. Class A  .................     57,625        280,922
 *Nycor, Inc. Class B  .................     29,140        143,879
 *O Charleys, Inc.  ....................      5,650         67,094
 *O'Sullivan Industries Holdings, Inc.       18,500        117,938
 *O.I. Corp.  ..........................     13,800         39,675
 *OEC Medical Systems, Inc.  ...........     13,900        139,000


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *OESI Power Corp.  ....................      1,000     $      156
 *OTR Express, Inc.  ...................     16,600         74,700
 *Oak Hill Sportswear Corp.  ...........     21,600         43,200
*#Odwalla, Inc.  .......................      5,400        100,575
  Oglebay Norton Co.  ..................     25,000        915,625
  Ohio Art Co.  ........................        500         19,250
  Oil-Dri Corp. of America  ............     60,900        913,500
 *Old America Stores, Inc.  ............     13,400        109,713
 *Old Dominion Freight Lines, Inc.  ....     68,600        728,875
 *Olympic Steel, Inc.  .................     64,000        572,000
*#Omega Environmental, Inc.  ...........     38,000        152,000
 *On Assignment, Inc.  .................      5,300        155,688
 *Oncogene Science, Inc.  ..............     19,700        131,744
 *Oncor, Inc.  .........................    176,200      1,035,175
 *One Price Clothing Stores, Inc.  .....     65,600        270,600
  Oneida, Ltd.  ........................      3,900         67,763
 *Oneita Industries, Inc.  .............     70,420        501,743
 *Opinion Research Corp.  ..............      4,700         29,375
 *Opta Food Ingredients, Inc.  .........     86,100      1,087,013
  Optical Coating Laboratory, Inc.  ....     40,326        534,320
 *Option Care, Inc.  ...................     43,400        181,738
 *Orange Co., Inc.  ....................     91,747        733,976
 *Orbit International Corp.  ...........     52,600         49,313
 *Orchard Supply Hardware Stores  Corp.      55,000      1,189,375
 *Oregon Metallurgical Corp.  ..........     27,700        296,044
  Oriole Homes Corp. Class A
   Convertible .........................     66,500        365,750
  Oriole Homes Corp. Class B  ..........     19,000        102,125
 *Oroamerica, Inc.  ....................     45,200        189,275
 *Ortel Corp.  .........................      8,000         92,000
 *Orthologic Corp.  ....................      8,200        103,525
 *Orthopedic Technology, Inc.  .........      4,100         33,313
 *Osborn Communications Corp.  .........     79,800        638,400
  Oshkosh Truck Corp. Class B  .........      9,500        137,750
 *Oshman's Sporting Goods, Inc.  .......    129,500      1,748,250
 *Osmonics, Inc.  ......................     47,611        856,998
 *Osteotech, Inc.  .....................     27,100        174,456
 *Outlook Group Corp.  .................     34,400        258,000
  Owosso Corp.  ........................      5,900         51,625
  Oxford Industries, Inc.  .............      9,600        180,000
 *Oxford Resources Corp. Class A  ......      4,700        120,438
 *Oxis International, Inc.  ............     89,800        126,281
 *P&F Industries, Inc. Class A  ........        600          1,538
 *PAM Transportation Services, Inc.  ...      5,100         36,338
  PCA International, Inc.  .............      8,200         76,363
 *PCI Services, Inc.  ..................     36,400        366,275
 *PHP Healthcare Corp.  ................     23,600        643,100
 *PLM International, Inc.  .............     22,900         85,875
 *PMR Corp.  ...........................      3,800         19,475
 *PMT Services, Inc.  ..................      5,800        162,038
 *PSC, Inc.  ...........................     29,300        300,325
  PXRE Corp.  ..........................     25,200        620,550
 *Pacific Rehabilitation & Sports
   Medicine, Inc. ......................      7,100         49,922
 *Pacific Rim Holding Corp.  ...........      5,800         15,406
 *Pacific Sunwear of California, Inc.  .     45,000        447,188
 *Pages, Inc.  .........................     31,000         73,625
 *Palfed, Inc.  ........................     16,650        209,166
 *Pamida Holdings Corp.  ...............      4,500         17,438
  Pamrapo Bancorp, Inc.  ...............      8,100        189,338
 *Panaco, Inc.  ........................      9,800         43,794
  Panatech Research and Develop ment
   Corp. ...............................      4,100         17,681
  Pancho's Mexican Buffet, Inc.  .......     47,600        136,850


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Par Technology Corp.  ................     86,200     $  775,800
*#Parallel Petroleum Corp.  ............     74,200        125,213
 *Parcplace Systems, Inc.  .............     23,600        259,600
 *Paris Business Forms, Inc.  ..........        200          1,188
 *Park-Ohio Industries, Inc.  ..........    141,225      1,827,098
 *Parkervision, Inc.  ..................      9,600         77,400
  Parkvale Financial Corp.  ............     35,428        921,128
 *Parlex Corp.  ........................     19,900        208,950
 *Patlex Corp.  ........................     10,919         57,325
  Patrick Industries, Inc.  ............     50,250        665,813
 *Patten Corp.  ........................     74,033        351,657
 *Patterson Energy, Inc.  ..............        500          5,750
 *Paul Harris Stores, Inc.  ............     55,675         88,732
 *Paul-Son Gaming Corp.  ...............      3,300         28,050
 *Payco American Corp.  ................     10,100         85,850
 *Pediatric Services of America, Inc.  .      3,200         59,200
  Peerless Manufacturing Co.  ..........      9,250         96,547
 *Penederm, Inc.  ......................     60,000        435,000
  Penn Engineering & Manufacturing
   Corp. ...............................     33,600      2,772,000
 *Penn National Gaming, Inc.  ..........      4,700         71,088
 *Penn Traffic Co.  ....................     10,900        141,700
 *Penn Treaty American Corp.  ..........     44,400        699,300
  Penn Virginia Corp.  .................      4,700        152,750
  Penn-America Group, Inc.  ............      4,900         61,863
  Pennfirst Bancorp, Inc.  .............        200          2,600
  Pennsylvania Enterprises, Inc.  ......        700         25,988
  Penobscot Shoe Co.  ..................     32,000        146,000
 *Penril Datacomm Networks, Inc.  ......     89,033        840,249
 *Pentech International, Inc.  .........      9,200         25,013
  Penwest, Ltd.  .......................      2,200         57,750
  Peoples Bancorp  .....................        200          4,250
 *Peoples Choice TV Corp.  .............      3,396         72,590
 *Peoples Savings Bank of Brockton,  MA       3,945         31,067
  Peoples Savings Financial Corp.  .....      6,000        115,500
 *Peoples Telephone Co., Inc.  .........     31,200         87,750
 *Perceptron, Inc.  ....................      4,500        159,188
 *Performance Food Group Co.  ..........     10,000        240,000
 *Perfumania, Inc.  ....................     43,700        234,888
 *Perini Corp.  ........................     40,600        375,550
*#Perseptive Biosystems, Inc.  .........     87,300        818,438
 *Pet Food Warehouse, Inc.  ............     10,300         34,119
 *Petco Animal Supplies, Inc.  .........        200          5,425
 *Petrocorp, Inc.  .....................     30,000        221,250
  Petroleum Heat & Power Co., Inc.
   Class A .............................     11,400         88,350
*#Pharmaceutical Marketing
   Services, Inc. ......................     79,100      1,062,906
 *Pharmaceutical Resources, Inc.  ......     19,955        159,640
 *Pharmchem Laboratories, Inc.  ........     39,800        191,538
 *Pharmos Corp. (Private Placement)  ...    120,000        165,375
 *Phoenix Network, Inc.  ...............     13,100         50,763
 *Phoenix Technologies, Ltd.  ..........     12,000        147,000
 *Photo Control Corp.  .................      1,000          3,688
 *Physician Computer Network, Inc.  ....     29,800        197,425
*#Physicians Clinical Laboratory,  Inc.       5,400          2,360
 *Physicians Insurance Co. of Ohio
   Class A .............................      1,000         19,500
  Piccadilly Cafeterias, Inc.  .........     33,000        342,375
 *Pico Products, Inc.  .................     68,500        102,750
  Piedmont Bankgroup, Inc.  ............      2,450         64,313
 *Pillowtex Corp.  .....................     10,000        125,000
 *Pinkertons, Inc.  ....................      5,100        102,000


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Pinnacle Financial Services, Inc.  ...        200     $    3,600
*#Pinnacle Micro, Inc.  ................      5,200        143,000
 #Pioneer Financial Services, Inc.  ....     42,100        699,913
  Pitt-Des Moines, Inc.  ...............     29,600      1,132,200
 *Pittencrieff Communications, Inc.  ...     14,400         56,700
  Pittston Co. Minerals Group  .........     71,700        950,025
 *Plains Resources, Inc.  ..............     83,100        618,056
 *Platinum Software Corp.  .............     11,700         78,244
 *Platinum Technology, Inc.  ...........     57,059        959,304
  Plenum Publishing Corp.  .............        200          7,325
 *Plexus Corp.  ........................      7,100        118,038
 *Plymouth Rubber, Inc. Class A  .......        100          1,450
 *Polk Audio, Inc.  ....................      5,000         48,125
 *Pollo Tropical, Inc.  ................     86,200        355,575
 *Polymedica Industries, Inc.  .........     18,650        130,550
 *Polyvision Corp.  ....................     54,713        109,426
 *Pomeroy Computer Resource, Inc.  .....      2,830         41,743
 *Pool Energy Services Co.  ............     31,700        287,281
*#Porta Systems Corp.  .................     63,200         71,100
 *Portage Industries Corp. DE  .........      1,000          2,500
 *Portec, Inc.  ........................     99,037        953,231
  Portsmouth Bank Shares, Inc.  ........     11,727        171,507
 *Positive Response Television, Inc.  ..      3,600         29,700
 *Positron Corp.  ......................      2,900          7,703
 *Possis Medical, Inc.  ................     97,800      1,735,950
  Poughkeepsie Savings Bank FSB  NY  ...      9,900         47,025
 *Powell Industries, Inc.  .............     28,800        212,400
  Pratt & Lambert United, Inc.  ........     75,800      2,648,263
 *Pratt Hotel Corp.  ...................      5,700         16,388
  Pre-Paid Legal Services, Inc.  .......    180,075      1,530,638
 *Precision Standard, Inc.  ............      1,000          1,250
  Premier Financial Services, Inc.  ....      1,300         11,538
 *Premiere Radio Networks, Inc.  .......      1,800         29,475
 *President Casinos, Inc.  .............    104,000        250,250
 *Presley Companies Class A  ...........      8,900         12,238
 *Price Communications Corp.  ..........     26,257        210,056
 *Pride Petroleum Services, Inc.  ......    138,800      1,379,325
 *Prima Energy Corp.  ..................      3,500         47,688
  Prime Bancorp, Inc.  .................     13,675        275,209
 *Prime Medical Services, Inc.  ........     77,200        528,338
  Primesource Corp.  ...................     21,843        139,249
 *Printronix, Inc.  ....................     44,700        804,600
 *Procept, Inc.  .......................      5,800         19,938
 *Procyte Corp.  .......................     26,500         63,766
 *Professional Bancorp, Inc.  ..........     10,210        134,644
 *Professional Sports Care
   Management, Inc. ....................      6,800         44,625
 *Progress Financial Corp.  ............      3,600         20,475
  Progressive Bank, Inc.  ..............     29,100        843,900
 *Progroup, Inc.  ......................     33,700        134,800
 *Proler International Corp.  ..........     44,900        336,750
 *Pronet, Inc.  ........................     36,800      1,127,000
 *Proteon, Inc.  .......................     15,900        123,225
 *Protocol Systems, Inc.  ..............     61,800        652,763
  Provena Foods, Inc.  .................        200            775
  Providence & Worcester Railroad  Co.        2,300         16,100
  Providence Energy Corp.  .............     61,950      1,014,431
  Provident Bankshares Corp.  ..........     56,385      1,705,646
 *Proxim, Inc.  ........................      7,800        109,688
*#Proxima Corp.  .......................      6,700        119,763
 *Psicor, Inc.  ........................     44,400        771,450
 *Psychemedics Corp.  ..................     21,700        124,775
 *Publicker Industries, Inc.  ..........    210,200        341,575
  Pulaski Furniture Corp.  .............     13,000        222,625


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Pulse Bancorp, Inc.  .................      2,400     $   40,500
 *Pure Tech International, Inc.
  (Private Placement) ..................    140,000        291,375
 *Pure World, Inc.  ....................    169,100        433,319
 *Purepac, Inc.  .......................     12,600         91,350
 *Q Logic Corp.  .......................     53,800        430,400
 *Q-Med, Inc.  .........................     48,300        416,588
 *QMS, Inc.  ...........................     72,300        316,313
 *Quad Systems Corp.  ..................      4,600         37,950
  Quaker Chemical Corp.  ...............      9,000        146,250
 *Quaker Fabric Corp.  .................     32,300        298,775
 *Quality Dining, Inc.  ................     57,000      1,360,875
 *Quality Systems, Inc.  ...............     20,500        513,781
*#Quantum Restaurant Group, Inc.  ......     54,900        672,525
 *Quest Medical, Inc.  .................    104,799      1,152,789
 *Quickresponse Services, Inc.  ........     10,000        253,750
 *Quickturn Design Systems, Inc.  ......     14,700        149,756
 *Quidel Corp.  ........................     75,500        434,125
 *Quiksilver, Inc.  ....................     35,400      1,119,525
 *Quipp, Inc.  .........................        200          2,000
  Quixote Corp.  .......................     43,900        351,200
 *R & B, Inc.  .........................     57,300        379,613
 *RF Monolithics, Inc.  ................     10,000         70,625
  RLI Corp.  ...........................      7,750        186,000
 *RMI Titanium Co.  ....................     16,900        128,863
 *RPC Energy Services, Inc.  ...........     73,100        584,800
  RS Financial Corp.  ..................     19,500        767,813
 *RTI, Inc.  ...........................      5,890         10,676
 *Racotek, Inc.  .......................     24,200        139,150
 *Radius, Inc.  ........................     54,350        113,795
 *Rag Shops, Inc.  .....................     32,000         67,000
 *Ragan (Brad), Inc.  ..................     40,900      1,390,600
 *Rainbow Technologies, Inc.  ..........      6,500        147,875
*#Rally's Hamburgers, Inc.  ............     16,300         26,488
 *Ramapo Financial Corp.  ..............      8,900         35,322
 *Ramsay Health Care, Inc.  ............     36,166        124,321
 *Ramsay Managed Care, Inc.  ...........      1,608          3,718
*#Ramtron International Corp.  .........     19,600        111,475
  Raritan Bancorp, Inc. DE  ............        750         16,500
 *Rational Software Corp.  .............     27,533        483,548
  Rauch Industries, Inc.  ..............      3,700         36,306
  Raven Industries, Inc.  ..............     99,150      1,598,794
 *Rawlings Sporting Goods, Inc.  .......     48,700        365,250
*#Raymond Corp.  .......................     92,384      1,893,872
 *Raytech Corp. DE  ....................     80,300        240,900
 *Readicare, Inc.  .....................    182,800        536,975
 *Reading Co. Class A  .................     11,000        100,375
 *Recoton Corp.  .......................     18,916        335,759
 *Recovery Engineering, Inc.  ..........      3,100         45,338
*#Reddi Brake Supply Corp.  ............     18,100         44,119
 *Redman Industries, Inc.  .............        200          5,600
 *Redwood Empire Bancorp  ..............      2,900         24,650
 *Reeds Jewelers, Inc.  ................     11,495        125,008
  Refac Technology Development  Corp.  .     76,350        534,450
 *Reflectone, Inc.  ....................      2,500         35,938
 *Regeneron Pharmaceuticals, Inc.  .....     14,600        164,250
*#Regional Acceptance Corp.  ...........        300          2,625
 *Rehabcare Corp.  .....................      3,600         61,650
 *Rehabilicare, Inc.  ..................      3,400         10,625
 *Reliability, Inc.  ...................     85,000        711,875
  Reliance Steel and Aluminum Co.  .....      7,700        144,375
  Reliv International, Inc.  ...........      2,000          2,625
 *Reno Air, Inc.  ......................      8,800         60,500


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Rentrak Corp.  .......................     11,300     $   68,153
 *Repligen Corp.  ......................     54,000         69,188
 *Reptron Electronics, Inc.  ...........     15,000        259,688
  Republic Automotive Parts, Inc.  .....     39,200        499,800
  Republic Bancorp, Inc.  ..............     32,976        381,283
 *Republic Environmental Systems,  Inc.       3,720         13,950
  Republic Gypsum Co.  .................    101,640      1,308,615
  Republic Savings Financial Corp.  ....      4,732         26,618
 *Res-Care, Inc.  ......................     45,200        762,750
 *Research Industries Corp.  ...........     10,100        279,013
  Research, Inc.  ......................     20,200        166,650
 *Resound Corp.  .......................     13,900        107,725
  Resource America, Inc.  ..............        200          3,950
 *Response Oncology, Inc.  .............      7,700        105,875
 *Retirement Care Association, Inc.  ...     11,600        147,175
 *Retix, Inc.  .........................     70,300        162,569
 *Rex Stores Corp.  ....................     59,600      1,043,000
 *Rexhall Industries, Inc.  ............     10,000         50,000
 *Rexon, Inc.  .........................     96,600         10,566
 *Rexworks, Inc.  ......................      6,000         15,750
 *Rheometrics, Inc.  ...................        110            199
 *Rhodes, Inc.  ........................     37,900        388,475
 *Ribi Immunochem Research, Inc.  ......     45,200        183,625
  Richardson Electronics, Ltd.  ........        200          1,825
 *Richton International Corp.  .........      1,500          5,250
 *Riddell Sports, Inc.  ................      8,882         28,311
 *Right Management Consultants,  Inc.  .      4,500        120,938
 *Right Start, Inc.  ...................      6,900         30,619
 *Rightchoice Managed Care, Inc.
   Class A .............................      3,400         42,925
 *Rimage Corp.  ........................      2,100         11,813
 *Ringer Corp.  ........................     76,600        119,688
  Riser Foods, Inc. Class A  ...........    107,400      1,611,000
  Rival Co.  ...........................     23,000        483,000
 *River Oaks Furniture, Inc.  ..........     34,000        246,500
 *Riverside Group, Inc.  ...............      1,300          6,013
  Riverside National Bank CA  ..........     19,300        264,169
*#Roadmaster Industries, Inc.  .........    301,000        865,375
  Roanoke Electric Steel Corp.  ........     16,950        252,131
  Robbins & Myers, Inc.  ...............     32,100      1,027,200
 *Roberds, Inc.  .......................      4,200         43,575
 *Robertson-Ceco Corp.  ................     15,557         93,342
  Robinson Nugent, Inc.  ...............     53,900        400,881
*#Robotic Vision Systems, Inc.  ........     12,800        335,200
 *Rocky Shoes & Boots, Inc.  ...........     20,000        135,000
 *Rodman & Renshaw Capital Group,  Inc.      19,000         33,250
 *Rogers Corp.  ........................    128,800      3,123,400
 *Ross Systems, Inc.  ..................     85,000        255,000
  Roto-Rooter, Inc.  ...................        200          6,275
 *Rotonics Manufacturing, Inc.  ........     11,300         18,363
 *Rottlund, Inc.  ......................      6,300         41,738
  Rowe Furniture Corp.  ................     45,562        222,115
*#Royal Appliance Manufacturing  Co.  ..    180,000        562,500
  Royal Bancshares of Pennsylvania
   Class A .............................        212          2,094
 *Royal Gold, Inc.  ....................    114,700        881,756
 *Royal Grip, Inc.  ....................      1,600          6,800
 *Royal International Optical Corp.  ...         14         12,250
 *Rule Industries, Inc.  ...............     28,100        417,988
  Ryan Beck & Co.  .....................        200          1,500
 *Rymer Foods, Inc.  ...................     65,133         48,850
*#S&K Famous Brands, Inc.  .............     25,200        189,000
 *SBE, Inc.  ...........................      1,500         19,688
 *SBM Industries, Inc.  ................        500          2,063


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *SBS Technologies, Inc.  ..............      3,100     $   24,413
 *SC Bancorp  ..........................        200          1,163
  SCOR U.S. Corp.  .....................     25,900        394,975
 *SCS/COMPUTE, Inc.  ...................     47,300        121,206
  SFFED Corp.  .........................      8,000        250,000
 *SFX Broadcasting, Inc. Class A  ......      3,800        109,250
  SI Handling, Inc.  ...................     27,750        187,313
  SJW Corp.  ...........................     16,600        576,850
  SKI, Ltd.  ...........................      5,225         71,844
  SL Industries, Inc.  .................    176,685      1,369,309
*#SLM International, Inc.  .............     19,100         28,650
 *SPSS, Inc.  ..........................      7,800        144,788
 *SSE Telecom, Inc.  ...................      5,500         48,125
 *STB Systems, Inc.  ...................      4,000         41,750
 *STV Engineers, Inc.  .................     17,500        100,625
 *Safeguard Health Enterprises, Inc.  ..     84,600        983,475
 *Safety 1st, Inc.  ....................     10,200        204,000
 *Safety Components International,
   Inc. ................................      5,100         80,325
 *Safetytek Corp.  .....................      2,900         45,675
 *Saga Communications, Inc.
   Class A .............................     43,250        648,750
 *Sahara Gaming Corp.  .................      9,250         25,438
  Saint Francis Capital Corp.  .........      4,000         92,000
  Saint Ives Laboratories Corp.  .......     41,800        616,550
  Saint Joseph Light & Power Co.  ......     26,250        823,594
  Saint Mary Land & Exploration Co.  ...     20,200        272,700
 *Salant Corp. DE  .....................     77,500        280,938
  Salem Corp.  .........................     40,442        834,116
 *Salton/Maxim Housewares, Inc.  .......     13,000         39,813
 *Sam & Libby, Inc.  ...................      6,100          7,434
 *San Filippo (John B.) & Son, Inc.  ...     51,000        459,000
 *San Francisco Co. Class A  ...........      1,090          4,905
  Sanderson Farms, Inc.  ...............     12,000        130,500
  Sands Regent Casino Hotel  ...........     42,210        242,708
  Sandwich Co-Operative Bank MA  .......      7,900        143,188
  Sandy Corp.  .........................      4,000         50,500
 *Sangstat Medical Corp.  ..............      9,500         74,219
 *Santa Monica Bank CA  ................     15,700        196,250
 *Satcon Technology Corp.  .............      7,800         72,638
 *Satellite Technology Management,
   Inc. ................................      6,400        104,800
 *Savoy Pictures Entertainment, Inc.  ..     42,000        252,000
 *Scan-Optics, Inc.  ...................    158,000        434,500
 *Scanforms, Inc.  .....................        100            272
  Schawk, Inc. Class A  ................     19,300        129,069
 *Scherer Healthcare, Inc.  ............        200            725
 *Schieb (Earl), Inc.  .................     94,400        660,800
  Schult Homes Corp.  ..................     35,800        617,550
  Schultz Sav-O Stores, Inc.  ..........     39,600        598,950
 *Sciclone Pharmaceuticals, Inc.  ......    125,800        660,450
 *Science Dynamics Corp.  ..............     28,300         19,014
 *Scientific Software-Intercomp, Inc.  .     80,000        210,000
  Scientific Technologies, Inc.  .......      5,800         92,075
 *Scios-Nova, Inc.  ....................    267,700      1,037,338
  Scope Industries, Inc.  ..............     34,800      1,111,425
 *Score Board, Inc.  ...................     92,900        476,113
  Scotsman Industries, Inc.  ...........      9,800        161,700
  Scott's Liquid Gold, Inc.  ...........     84,000        241,500
  Seacoast Banking Corp. Class A  ......      1,600         38,800
 *Seacor Holdings, Inc.  ...............      5,000        114,375
 *Seattle Filmworks, Inc.  .............     44,700        854,888


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Seaway Food Town, Inc.  ..............      8,000     $  131,000
 *Secom General Corp.  .................      4,700         12,631
  Second Bancorp, Inc.  ................        300          8,625
 *Security Capital Corp.  ..............         45             11
 *Seda Specialty Packaging Corp.  ......      5,500         70,469
 *Seeq Technology, Inc. DE  ............    168,600        684,938
  Selas Corp. of America  ..............     12,600        103,950
 *Selfix, Inc.  ........................     24,400        131,150
 *Semiconductor Packaging Materials
   Co., Inc. ...........................      6,300         59,850
 *Semtech Corp.  .......................      6,000        152,250
 *Seneca Foods Corp.  ..................      1,800         31,275
 *Seneca Foods Corp. Class A  ..........        200          3,188
 *Sequoia Systems, Inc.  ...............     16,800         85,575
 *Sequus Pharmaceuticals, Inc.  ........     19,800        245,025
*#Seragen, Inc.  .......................     20,000        112,500
 *Serv-Tech, Inc.  .....................     43,600        286,125
 *Servico, Inc.  .......................     26,500        357,750
 *Servotronics, Inc.  ..................     22,967        106,222
  Sevenson Environmental Services,
   Inc. ................................      2,900         51,113
 *Shaman Pharmaceuticals  ..............     23,200        160,950
 *Shared Technologies, Inc.  ...........     50,000        184,375
 *Sharper Image Corp.  .................     63,300        395,625
 *Shaw Group, Inc.  ....................      8,600         82,775
 *Sheffield Medical Technologies, Inc.        9,900         36,506
  Shelby Williams Industries, Inc.  ....     39,600        504,900
 *Sheldahl, Inc.  ......................     84,650      1,655,966
  Shelter Components, Inc.  ............     42,087        689,175
 *Sherwood Group, Inc.  ................     11,100         94,350
 *Shiloh Industries, Inc.  .............     14,300        160,875
 *Shoe Carnival, Inc.  .................     85,000        345,313
 *Sholodge, Inc.  ......................     52,300        483,775
  Shoreline Financial Corp.  ...........      2,210         42,404
 *Show Biz Pizza Time, Inc.  ...........     83,700      1,067,175
 *Showscan Corp.  ......................     44,100        286,650
*#Shuffle Master, Inc.  ................      9,100        122,850
 *Sierra Health Services, Inc.  ........      9,805        321,114
  Sierra Tahoe Bancorp  ................        200          2,288
 *Sifco Industries, Inc.  ..............     49,475        219,545
 *Sight Resource Corp.  ................      5,200         39,000
 *Sigma Designs, Inc.  .................     53,400        320,400
 *Sigmatron International, Inc.  .......      3,000         21,563
 *Signal Apparel Co., Inc. Class A  ....     62,100        388,125
 *Signal Technology Corp.  .............     62,000        348,750
 *Silicon Valley Bancshares  ...........     42,500        945,625
 *Siliconix, Inc.  .....................      8,300        326,813
 *Silver King Communications, Inc.  ....      6,300        219,713
 *Silverado Foods, Inc.  ...............      5,200         17,550
  Simmons First National Corp.
   Class A .............................      2,900         84,825
 *Simmons Outdoor Corp.  ...............      5,000         51,563
  Simpson Industries, Inc.  ............     12,000        114,000
 *Simula, Inc.  ........................     17,250        351,469
 *Sinter Metals, Inc. Class A  .........      3,800         40,375
 *Sirena Apparel Group, Inc.  ..........      3,500         20,125
  Sizzler International, Inc.  .........    218,400        846,300
 *Skolniks, Inc.  ......................         23              6
 *Sloane's Supermarkets, Inc.  .........     51,139        191,771
 *Smith Environmental Technologies
   Corp. ...............................     89,700        386,831
 *Sodak Gaming, Inc.  ..................     42,000        819,000
 *Softdesk, Inc.  ......................     48,000      1,086,000
 *Softech, Inc.  .......................     86,700        330,544


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Softnet Systems, Inc.  ...............     13,700     $  135,288
 *Softnet Systems, Inc. (Private
   Placement) ..........................     21,136        187,846
 *Software Professionals, Inc.  ........        500          1,281
 *Software Publishing Corp.  ...........    106,800        360,450
 *Software Spectrum, Inc.  .............     17,300        342,756
 *Somatix Therapies Corp.  .............     76,775        383,875
  Somerset Group, Inc.  ................        200          3,550
 *Somerset Savings Bank  ...............        440            619
  Sonesta International Hotels Corp.
   Class A .............................        200          1,250
 *Sonic Solutions  .....................      7,400         55,038
 *Sound Advice, Inc.  ..................     65,100        130,200
  Southern California Water Co.  .......     40,000        755,000
 *Southern Electronics Corp.  ..........      7,000         36,313
 *Southern Energy Homes, Inc.  .........     65,750      1,175,281
 *Southern Union Co.  ..................    127,695      3,048,718
 *Southwall Technologies, Inc.  ........     74,600        307,725
  Southwest Bancorp, Inc.  .............      4,100         71,750
  Southwest Bancshares, Inc. DE  .......      2,300         62,963
  Southwest National Corp.  ............      6,000        204,000
  Southwest Securities Group, Inc  .....      9,400         96,350
  Southwest Water Co.  .................      3,500         32,594
 *Spaghetti Warehouse, Inc.  ...........     51,900        253,013
  Span-American Medical System,  Inc.  .     50,500        293,531
  Spartan Motors, Inc.  ................    124,800      1,388,400
  Spartech Corp.  ......................     26,905        181,609
 *Sparton Corp.  .......................     90,400        372,900
 *Spec's Music, Inc.  ..................     89,566        201,524
 *Special Devices, Inc.  ...............     13,000        199,063
 *Specialty Chemical Resources, Inc.  ..     37,800         99,225
 *Specialty Paperboard, Inc.  ..........      4,400         55,550
 *Spectran Corp.  ......................     51,000        274,125
 *Spectranetics Corp.  .................     17,102         52,375
 *Spectrum Control, Inc.  ..............     68,800        236,500
 *Speizman Industries, Inc.  ...........     28,900         84,894
 *Spire Corp.  .........................     56,200        144,013
 *Sport Chalet, Inc.  ..................     55,000        144,375
  Sport Supply Group, Inc.  ............      7,350         53,288
*#Sportmart, Inc.  .....................     12,800        100,800
 *Sports & Recreation, Inc.  ...........     12,000         84,000
 *Spreckels Industries, Inc. Class A  ..      5,400         75,263
 *Square Industries, Inc.  .............        100            706
 *Staar Surgical Co.  ..................     40,675        477,931
 *Stacey's Buffet, Inc.  ...............    142,600         84,669
 *Staff Builders, Inc.  ................    128,100        384,300
  Stage II Apparel Corp.  ..............      8,000         24,000
 *Standard Brands Paint Co.  ...........     16,510         16,510
 *Standard Commercial Corp.  ...........     30,189        350,946
 *Standard Management Corp.  ...........      5,500         26,813
 *Stanford Telecommunications, Inc.  ...     51,350        956,394
 *Stanley Furniture, Inc.  .............     15,000        123,750
 *Staodyn, Inc.  .......................      3,200          5,400
 *Starcraft Corp.  .....................        200            963
  Starret Housing Corp.  ...............    125,800        951,363
  Starrett (L.S.) Co. Class A  .........      1,800         42,075
 *Starsight Telecast, Inc.  ............     41,100        174,675
 *State of the Art, Inc.  ..............     21,000        212,625
 *Steck-Vaughn Publishing Corp.  .......     20,000        145,000
  Steel Technologies, Inc.  ............     25,400        222,250
 *Steel of West Virginia, Inc.  ........     46,700        467,000
  Stepan Co.  ..........................     27,000        418,500
  Stephan Co.  .........................     10,000        158,750
 *Sterile Concepts Holdings, Inc.  .....      2,700         37,800
  Sterling Bancorp  ....................    150,400      1,654,400


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Sterling Bancshares  .................      3,100     $   53,475
 *Sterling Electronics Corp.  ..........     50,300        842,525
 *Sterling Financial Corp. WA  .........      6,450         87,075
 *Stevens Graphics Corp. Class A  ......     59,800        414,863
  Stewart Information Services Corp.  ..     21,750        483,938
  Stifel Financial Corp.  ..............      3,800         22,325
 *Stimsonite Corp.  ....................      8,000         73,000
 *Stokely USA, Inc.  ...................     92,200        518,625
 *Storage Computer Corp.  ..............     15,892        141,042
 *Strategic Distribution, Inc.  ........     91,600        578,225
 *Strober Organization, Inc.  ..........     29,100        114,581
 *Strouds, Inc.  .......................      8,300         33,459
 *Struthers Industries, Inc.  ..........      8,900         19,469
 *Stuart Entertainment, Inc.  ..........      7,400         49,950
 *Styles On Video, Inc.  ...............      1,500          4,219
 *Submicron Systems Corp.  .............     52,700        533,588
 *Sudbury, Inc.  .......................      9,064         71,379
  Suffolk Bancorp  .....................      3,000        108,000
 *Sugen, Inc.  .........................      8,700         94,613
 *Sulcus Computer Corp.  ...............     20,300         41,869
  Sullivan Dental Products, Inc.  ......     82,500        757,969
 *Summa Four, Inc.  ....................      7,000        106,750
 *Summa Industries, Inc.  ..............        200            875
 *Summagraphics Corp.  .................     19,600         37,363
 *Summit Care Corp.  ...................      5,400        121,500
  Summit Family Restaurants, Inc.  .....     81,300        421,744
 *Sun City Industries, Inc.  ...........        150            384
 *Sun Coast Plastics, Inc.  ............     24,000        201,000
 *Sun Sportswear, Inc.  ................     55,700        194,950
  Sun Television and Appliances, Inc.  .     19,000        106,875
 *Sunair Electronics, Inc.  ............     49,200        123,000
 *Sunbelt Company, Inc.  ...............        200          1,575
 *Sunbelt Nursery Group, Inc.  .........      6,800         20,825
 *Suncoast Savings & Loan
   Association FSA .....................     15,200         96,663
 *Sundance Homes, Inc.  ................     50,000        128,125
 *Sunrise Bancorp CA  ..................      5,341         13,686
  Sunrise Bancorp, Inc.  ...............      3,000         93,938
 *Sunrise Leasing Corp.  ...............      3,300         10,313
 *Sunstates Corp. DE  ..................     18,399         78,196
  Super Food Services, Inc.  ...........     86,500      1,102,875
 *Superconductor Technologies, Inc.  ...      6,000         29,625
 *Supercuts, Inc.  .....................     79,300        664,138
  Superior Surgical Manufacturing  Co.,
   Inc. ................................     90,100        810,900
 *Supertex, Inc.  ......................    177,300      1,839,488
 *Suprema Specialties, Inc.  ...........      2,500         12,500
 *Supreme Industries, Inc.  ............     54,609        440,285
 *Supreme International Corp.  .........      2,800         45,850
 *Surety Capital Corp.  ................      3,900         14,625
 *Surgical Laser Technologies, Inc.  ...     12,500         14,063
 *Surgical Technologies, Inc.  .........      3,800          5,819
 *Survival Technology, Inc.  ...........     17,900        163,338
 *Swift Energy Corp.  ..................     58,320        634,230
 *Swing-n-Slide Corp.  .................     60,000        247,500
 *Swisher International, Inc.  .........        200            900
 *Sybron Chemicals, Inc.  ..............      6,200         76,725
 *Sylvan Foods Holdings, Inc.  .........      6,900         75,469
 *Symix Systems, Inc.  .................      3,000         33,375
 *Syms Corp.  ..........................     29,500        224,938
  Synalloy Corp. DE  ...................     89,158      1,844,456
 *Synbiotics Corp.  ....................     18,500         48,563
 *Syncor International Corp. DE  .......      8,400         59,850
 *Syntellect, Inc.  ....................     84,100        283,838


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
*#Syquest Technology, Inc.  ............     81,600     $  872,100
 *Systemed, Inc.  ......................    142,364        836,389
 *Systemix, Inc.  ......................     10,000        145,000
 *Systemsoft Corp.  ....................      9,100        121,713
 *T Cell Sciences, Inc.  ...............     68,800        236,500
  TCBY Enterprises, Inc.  ..............     28,200        119,850
 *TCC Industries, Inc.  ................     38,000         95,000
 *TCI International, Inc.  .............     32,060        296,555
 *TCSI Corp.  ..........................     12,400        216,225
 *TESSCO Technologies, Inc.  ...........      3,700         95,738
 *TFC Enterprises, Inc.  ...............    101,000        700,688
 *TII Industries, Inc.  ................     16,020        139,174
 *TII Industries, Inc. Class B  ........     13,440        116,760
 *TMBR/Sharp Drilling, Inc.  ...........     21,900        184,781
 *TPI Enterprises, Inc.  ...............     22,400         77,000
 *TRC Companies, Inc.  .................     75,700        444,738
 *TRM Copy Centers Corp.  ..............     61,000        590,938
 *TRO Learning, Inc.  ..................      5,500         44,688
 *TSF Communications Corp.  ............        500          6,313
  TSI, Inc. MN  ........................     37,800        458,325
  TSR, Inc.  ...........................     25,500        149,813
  Tab Products Co. DE  .................     71,350        481,613
 *Taco Cabana Inc.  ....................    113,200        622,600
 *Talley Industries, Inc.  .............     89,700        706,388
 *Tandy Brand Accessories, Inc.  .......     55,977        384,842
 *Tandy Crafts, Inc.  ..................    143,300      1,074,750
 *Tanknology Environmental, Inc.  ......     11,400         25,650
 *Target Technologies, Inc.  ...........      4,300         31,981
 *Targeted Genetics Corp.  .............    100,000        518,750
  Tasty Baking Co.  ....................     31,700        423,988
 *Tatham Off-Shore, Inc.  ..............     25,000         28,125
 *Team, Inc.  ..........................     61,100        145,113
 *Tech-Sym Corp.  ......................     67,300      2,010,588
  Tech/Ops Sevcon, Inc.  ...............     61,400        660,050
  Technalysis Corp.  ...................     13,500        167,063
 *Techne Corp.  ........................      5,600        130,900
 *Technical Communications Corp.  ......      7,300         63,875
  Technitrol, Inc.  ....................    150,300      2,930,850
 *Technology Solutions Corp.  ..........     23,700        402,900
 *Tejas Power Corp.  ...................     54,500        436,000
  Tejon Ranch Co.  .....................      5,100         74,588
 *Tekelec  .............................    124,400      2,005,950
 *Telco Systems, Inc.  .................     47,100        456,281
 *Telebit Corp.  .......................    111,200        493,450
 *Telemundo Group, Inc. Class A  .......      1,700         27,413
 *Televideo Systems, Inc.  .............    349,000        289,016
 *Temtex Industries, Inc.  .............     34,100        153,450
*#Terex Corp.  .........................     11,300         52,263
 *Tetra Technologies, Inc.  ............    107,500      1,773,750
*#Texas Biotechnology Corp.  ...........     16,000         27,000
 *Texas Meridian Resources Corp.  ......     11,400        141,075
  Texas Regional Banchshares, Inc.
   Class A .............................        200          3,500
 *Texfi Industries, Inc.  ..............    142,400        409,400
 *Thackeray Corp.  .....................    123,700        541,188
 *Theragenics Corp.  ...................     44,400        246,975
 *Theratech, Inc. UT  ..................     55,000      1,024,375
 *Thermo Power Corp.  ..................    105,100      1,445,125
 *Thermo Process Systems, Inc.  ........      3,200         41,600
  Thermo Remediation, Inc.  ............      9,600        135,600
*#Thermo Voltek Corp.  .................     80,300      1,304,875
 *Thermwood Corp.  .....................      4,600         10,638
 *Thomas Group, Inc.  ..................      3,000         45,000
  Thomas Industries, Inc.  .............     50,000      1,018,750
  Thomaston Mills, Inc.  ...............      3,900         51,188
  Thor Industries, Inc.  ...............      3,400         56,525


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  Thorn Apple Valley, Inc.  ............     62,100     $1,024,650
  Three D Department Stores, Inc.
   Class A .............................     32,500         69,063
  Three D Department Stores, Inc.
   Class B .............................     17,300         35,681
 *Tide West Oil Co.  ...................      8,600        111,800
  Timberline Software Corp.  ...........     14,550        130,041
 *Tipperary Corp.  .....................     10,100         42,925
 *Titan Corp.  .........................    234,600      1,612,875
  Titan Holdings, Inc.  ................      8,110        110,499
  Toastmaster, Inc.  ...................     39,600        173,250
*#Todays Man, Inc.  ....................     33,600        153,300
 *Todd Shipyards Corp.  ................     24,300        145,800
  Todd-AO Corp. Class A  ...............     12,100         95,288
 *Todhunter International, Inc.
  (Private Placement) ..................     48,000        334,800
 *Tokheim Corp.  .......................     50,000        331,250
*#Tokos Medical Corp.  .................     86,000        698,750
 *Tolland Bank  ........................        200          1,900
  Tompkins County Trust Co.  ...........        220          6,243
 *Tops Appliance City, Inc.  ...........     27,900         94,163
 *Toreador Royalty Corp.  ..............     41,700        104,250
 *Torotel, Inc.  .......................     55,335         83,003
 *Total Telephone USA Communications,
   Inc. ................................        550         10,656
  Tower Air, Inc.  .....................    126,000        874,125
 *Tower Automotive, Inc.  ..............     10,800        163,350
 *Tracor, Inc.  ........................     38,600        579,000
 *Tractor Supply Co.  ..................     40,000        785,000
 *Trak Auto Corp.  .....................     92,000      1,449,000
 *Trans World Entertainment Corp.  .....     80,000        210,000
 *TransNet Corp.  ......................     29,200        103,113
 *Transaction Network Services, Inc.  ..      5,600        135,100
 *Transamerica Waste Industries,  Inc.       12,000         15,750
 *Transcend Services, Inc.  ............     11,700         57,038
 *Transcisco Industries, Inc.  .........      4,900         14,088
 *Transmation, Inc.  ...................      2,600         15,925
  Transmedia Network, Inc.  ............     33,000        338,250
  Transport Financial Bancorp, Inc.  ...      4,900         83,606
 *Transport Industries, Inc.  ..........      1,000          2,563
  Transport Leasing International,
   Inc. ................................      4,600         16,963
  Transport Lux Corp.  .................     15,491        139,419
  Transtechnology Corp.  ...............     99,100      1,189,200
 *Transworld Home Healthcare, Inc.  ....      5,000         50,313
  Tranzonic Companies Class A  .........     54,800        791,175
  Tranzonic Companies Class B  .........     30,350        434,384
 *Travel Ports of America, Inc.  .......     11,000         31,625
  Treadco, Inc.  .......................     43,900        257,913
 *Tremont Corp. DE  ....................     24,100        400,663
 *Trend-Lines, Inc. Class A  ...........      6,350         74,613
 *Tri-Lite, Inc.  ......................        109             61
 *Triad Guaranty, Inc.  ................      3,800        101,650
 *Triad Systems Corp.  .................    111,100        617,994
  Triangle Bancorp, Inc.  ..............      7,900         97,269
 *Tricord Systems, Inc.  ...............     36,800        112,700
 *Tridex Corp.  ........................     39,300        307,031
 *Trimark Holdings, Inc.  ..............      6,400         46,400
 *Trimedyne, Inc.  .....................     34,200         94,050
 *Trinitec Systems, Inc. Class A  ......      8,000         41,000
  Trion, Inc.  .........................     67,550        346,194
 *Triple S Plastics, Inc.  .............      3,000         20,250
 *Triquint Semiconductor, Inc.  ........      4,600         76,475
 *Trism, Inc.  .........................     35,900        278,225
 *Tristar Corp.  .......................      3,300         22,688


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Triton Group, Ltd.  ..................      1,568     $    4,998
 *Truevision, Inc.  ....................     10,400         76,050
  Tseng Laboratories, Inc.  ............     20,800        201,500
 *Tuboscope Vetco International, Inc.  .    115,500        678,563
 *Tucker Drilling Co., Inc.  ...........     30,000        230,625
 *Tuesday Morning Corp.  ...............     36,000        202,500
 *Tultex Corp.  ........................     26,500        125,875
 *Turner Corp.  ........................     86,400        799,200
  Tuscarora Plastics, Inc.  ............      6,800        161,500
  Twin Disc, Inc.  .....................     65,600      1,500,600
 *Tyler Corp.  .........................     21,700         75,950
  U.S. Bancorp, Inc.  ..................      5,425        170,219
 *UNC, Inc.  ...........................     39,100        219,938
 *URS Corp.  ...........................     92,751        637,663
 *US Servis, Inc.  .....................     14,000         61,250
 *US Xpress Enterprises, Inc. Class  A        9,000         65,250
 *USA Truck, Inc.  .....................      5,600         62,650
 *USData Corp.  ........................     32,900        616,875
 *USMX, Inc.  ..........................      9,400         17,625
  USX-Delhi Group  .....................     50,000        512,500
 *UTI Energy Corp.  ....................      2,900         14,138
 *Ultimate Electronics, Inc.  ..........     20,200        169,175
 *Ultra Pacific, Inc.  .................     10,000         38,125
 *Ultrak, Inc.  ........................      5,900         30,238
 *Ultralife Batteries, Inc.  ...........      8,300        180,525
  Uni-Marts, Inc.  .....................      6,100         55,663
  Unico American Corp.  ................    121,200        734,775
 *Uniflex, Inc.  .......................      1,300         11,863
  Uniforce Temporary Personnel, Inc.  ..     92,200        887,425
 *Unigene Laboratories, Inc.  ..........      9,400         15,275
 *Unilab Corp.  ........................     34,800        104,400
 *Unimed, Inc.  ........................     26,300        174,238
 *Union Corp. DE  ......................     20,000        340,000
 *Union Switch & Signal, Inc.  .........     37,000        254,375
*#Uniphase Corp.  ......................     42,000      1,475,250
 *Unique Mobility, Inc.  ...............     11,600         46,400
 *Uniroyal Technology Corp.  ...........     14,200         46,150
 *Unit Corp.  ..........................    141,700        549,088
  Unit Instruments, Inc.  ..............     30,180        422,520
 *United American Healthcare Corp.  ....     52,350        556,219
 *United Capital Corp.  ................     50,754        355,278
 *United Foods, Inc. Class A  ..........     27,900         55,800
*#United Foods, Inc. Class B  ..........    141,900        319,275
 *United Guardian, Inc.  ...............     47,720        107,370
  United Industrial Corp.  .............    100,800        478,800
  United National Bancorp  .............      3,850        127,050
 *United Retail Group, Inc.  ...........     15,200         72,200
  United Savings Bank F.A. Great
   Falls, MT ...........................        200          3,500
 *United States Alcohol Testing
   America, Inc. .......................     31,400         64,763
 *United States Bioscience, Inc.  ......     44,800        168,000
 *United States Energy Corp.  ..........      9,870         39,172
  United States Facilities Corp.  ......     54,100      1,183,438
 *United States Homecare Corp.  ........      9,100         22,750
  United States Lime & Minerals, Inc.  .     14,300        116,188
 *United Video Satellite Group, Inc.
   Class A .............................      3,300         92,400
 *Unitel Video, Inc.  ..................     51,200        265,600
  Unitil Corp.  ........................     39,552        800,928
  Unitog Co.  ..........................      2,550         62,794
 *Universal Electronics, Inc.  .........      6,800         49,300
  Universal Forest Products, Inc.  .....    120,200      1,066,775


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *Universal Holding Corp.  .............        500     $    1,250
 *Universal Hospital Services, Inc.  ...      3,800         36,575
 *Universal International, Inc.  .......      3,900         19,500
 *Universal Security Instruments, Inc.       44,000         53,625
 *Universal Seismic Association, Inc.  .      4,600         13,081
 *Universal Standard Medical Labs,
   Inc. ................................     27,300        131,381
 *University Genetics Co. Class A  .....     76,100              0
 *Uno Restaurant Corp.  ................    231,491      1,591,501
  Upper Peninsula Energy Corp.  ........     20,400        392,700
 *Uranuim Resources, Inc.  .............     41,600        228,800
 *Uromed Corp.  ........................     38,000        382,375
 *Utah Medical, Inc.  ..................     11,100        163,031
 *Utilx Corp.  .........................    144,800        307,700
 *V Band Systems, Inc.  ................      5,300          7,784
 *V Mark Software, Inc.  ...............     19,764        130,937
 *VTEL Corp.  ..........................     11,000        219,313
  VWR Scientific Products Corp.  .......      9,100        108,063
 *Valence Technology, Inc.  ............    170,100        765,450
 *Vallen Corp.  ........................     61,400      1,343,125
  Valley Forge Corp.  ..................        500          9,000
  Valley Resources, Inc.  ..............     34,887        370,674
  Vallicorp Holdings, Inc.  ............     23,000        310,500
 *Valuevision International, Inc.
   Class A .............................     35,000        194,688
 *Vans, Inc.  ..........................     82,600        601,431
 *Vari L Co., Inc.  ....................      3,200         43,200
 *Variflex, Inc.  ......................     51,100        408,800
 *Varitronic Systems, Inc.  ............     24,100        234,975
 #Varlen Corp.  ........................      8,208        214,434
  Varsity Spirit Corp.  ................      4,700         66,975
 *Vaughn Communications, Inc.  .........      2,600         23,725
 *Vectra Technologies, Inc.  ...........     34,500         97,031
 *Ventura County National Bancorp  .....      9,209         34,534
  Venture Stores, Inc.  ................     42,800        155,150
 *Venturian Corp.  .....................     21,900        123,188
  Vermont Financial Services Corp.  ....     15,013        476,663
 *Vermont Teddy Bear, Inc.  ............      2,000          8,000
  Versa Technologies, Inc.  ............     60,550        862,838
 *Versar, Inc.  ........................     46,100        164,231
 *Vertex Communications Corp.  .........     43,300        671,150
 *Veterinary Centers of America, Inc.  .      7,000        106,750
 *Vical, Inc.  .........................     80,000        745,000
 *Vicon Industries, Inc.  ..............     54,250         84,766
 *Vicorp Restaurants, Inc.  ............     64,300        735,431
 *Video Display Corp.  .................     41,750        159,172
 *Video Lottery Technologies, Inc.  ....     10,600         42,400
 *Videonics, Inc.  .....................      5,400         65,475
 *Vie de France Corp.  .................    211,800        714,825
 *Viral Testing Systems Corp.  .........    114,750          1,148
  Virco Manufacturing Corp.  ...........     63,025        638,128
  Virginia Beach Federal Financial
   Corp. ...............................     87,950        698,103
  Virginia First Financial Corp.  ......      9,870        107,336
 *Vision Sciences, Inc.  ...............      9,100         23,319
 *Visx, Inc. DE  .......................     43,000      1,478,125
 *Vitesse Semiconductor, Inc.  .........    101,000      1,129,938
 *Vitronics Corp.  .....................     64,800        162,000
 *Volt Information Sciences, Inc.  .....      1,000         26,250
 *Volunteer Capital Corp.  .............    122,700      1,257,675
  Vulcan International Corp.  ..........     10,951        234,762
 *WPI Group, Inc.  .....................      5,700         18,525
 *WRT Energy Corp.  ....................      8,300          6,614
 *WSFS Financial Corp.  ................     12,200        108,275


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 *WSMP, Inc.  ..........................      2,375     $   11,430
 *WTD Industries, Inc.  ................     48,040         37,531
  Wackenhut Corp. Class A  .............     39,897        678,249
  Wackenhut Corp. Class B
   Non-Voting ..........................     56,095        827,401
 *Wahlco Environmental System, Inc.  ...     19,400         38,800
 *Wainoco Oil Corp.  ...................    127,300        365,988
 *Wainwright Bank & Trust Co.  .........        200          1,050
 *Walker Interactive Systems, Inc.  ....    109,000        817,500
 *Wall Street Deli, Inc.  ..............     11,400         79,800
  Walshire Assurance Co.  ..............     16,003        265,050
 *Warner Insurance Services, Inc.  .....     88,445        121,612
 *Warrantech Corp.  ....................     14,300         73,288
  Warren Bancorp, Inc.  ................    101,400      1,083,713
 *Washington Homes, Inc.  ..............     11,000         55,000
  Washington Savings Bank FSB  Waldorf,
   MD ..................................     28,912        159,016
 *Washington Scientific Industries,
   Inc. ................................     61,100        259,675
  Waters Instruments, Inc.  ............        500          2,156
  Watsco, Inc. Class A  ................      4,550         75,075
  Watsco, Inc. Class B  ................     22,882        381,843
 *Wave Technologies International,
   Inc. ................................      3,300         19,594
  Waverly, Inc.  .......................     31,100      1,263,438
 *Waxman Industries, Inc.  .............     10,100          8,206
 *Waxman Industries, Inc. Class B  .....      9,750          7,922
  Webster Financial Corp.  .............     24,754        640,510
 *Wedco Technology, Inc.  ..............     36,246        412,298
 *Wegener Corp.  .......................      5,500         53,281
 *Weitek Corp.  ........................     87,200        299,750
 *Welcome Home, Inc.  ..................     15,000         37,031
 *Wellcare Management Group, Inc.  .....      4,000         84,500
  Wellco Enterprises, Inc.  ............      4,100         65,856
 *Wells-Gardner Electronics Corp.  .....     79,500        298,125
 *Westbridge Capital Corp.  ............     10,800         64,800
 *Westerbeke Corp.  ....................     20,000         60,000
  Westerfed Financial Corp.  ...........      5,000         79,375
  Western Bank Coos Bay, OR  ...........      6,789        126,445
 *Western Beef, Inc.  ..................     42,386        249,018
 *Western Micro Technology, Inc.  ......     37,500        213,281
 *Western Water Co.  ...................      3,600         93,150
 *Westmoreland Coal Co.  ...............     47,800        119,500
 *Weston (Roy F.), Inc. Class A  .......      5,000         28,125
  Westport Bancorp, Inc.  ..............      2,250         12,938
 *Wet Seal, Inc. Class A  ..............     10,000         85,625
 *Whitehall Corp.  .....................     68,100      2,392,013
 *Whittaker Corp.  .....................     30,000        532,500
 *Whole Foods Market, Inc.  ............     90,000      1,305,000
 *Wholesome & Hearty Foods, Inc.  ......     23,200        211,700
 *Wichita River Holding Corp.  .........      7,095          2,217
 *Wickes Lumber Co.  ...................      6,800         40,800
 *Williams Clayton Energy, Inc.  .......      4,300         10,213
 *Williams Controls, Inc.  .............     56,700        157,697
  Wilshire Oil Co. of Texas  ...........    233,511      1,401,066
 #Windmere Corp.  ......................    104,900        629,400
 *Winston Resources, Inc.  .............      1,000          1,375
  Winthrop Resources Corp.  ............      2,200         36,988
  Wireless Telecom Group, Inc.  ........      8,500        146,625
*#Wisconsin Pharmacal Co.  .............      7,000         26,688
  Wiser Oil Co.  .......................     45,000        562,500
  Wolf (Howard B.), Inc.  ..............        500          3,313
  Wolohan Lumber Co.  ..................     47,700        426,319
  Woodhead Industries, Inc.  ...........    176,550      2,813,766
  Workingmens Capital Holdings, Inc.  ..        200          3,500
 *World Acceptance Corp.  ..............    174,000      2,066,250


THE U.S 9-10 SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
  World Fuel Services Corp.  ...........     20,100     $  286,425
 *Worldcorp, Inc.  .....................    116,000      1,160,000
 *Worldtex, Inc.  ......................    141,800        797,625
  Worthington Foods, Inc.  .............      5,200         83,200
  Wynns International, Inc.  ...........     92,175      2,650,031
 *Xicor, Inc.  .........................     23,900        182,984
*#Xoma Corp.  ..........................     22,400         48,300
 *Xpedite Systems, Inc.  ...............      3,600         52,200
 *Xylogics, Inc.  ......................    110,800      7,811,400
 *Xytronyx, Inc.  ......................     28,200         45,825
*#Yes Clothing Co.  ....................     22,600         48,025
  York Financial Corp.  ................     15,950        265,169
 *York Research Corp.  .................     20,100        116,203
 *Younkers, Inc.  ......................     25,000        631,250
 *Youth Services International, Inc.  ..      5,900         90,344
 *Zaring Homes, Inc.  ..................     10,000         93,750
 *Zemex Corp.  .........................     36,672        316,297
  Ziegler Co., Inc.  ...................        500          8,313
 *Zing Technologies, Inc.  .............     12,700        193,675
 *Zitel Corp.  .........................     63,100        698,044
 *Zoll Medical Corp.  ..................      3,000         27,000
 *Zoltek Companies, Inc.  ..............      5,250         73,828
 *Zycad Corp.  .........................    211,600      1,348,950
 *Zygo Corp.  ..........................     14,250        409,688
 *Zynaxis, Inc.  .......................     51,000         51,000
 *Zytec Corp.  .........................      4,700         42,888
                                                     -------------
TOTAL COMMON STOCKS
  (Cost $714,895,722) ..................               913,017,794
                                                     -------------
PREFERRED STOCKS -- (0.0%)
 *Alfin, Inc. Cumulative Redeemable  ...         24              0
 *Fonar Corp. Class A  .................     34,390              0
                                                     -------------
TOTAL PREFERRED STOCKS
  (Cost $0) ............................                         0
                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced NMR Systems, Inc.
   Warrants 08/30/00  ..................      2,438              0
 *Buell Industries, Inc. Contingent
   Payment Rights  .....................     59,800              0
 *Jamesway Corp. Warrants  01/28/10  ...      3,296            330
 *Krug International Corp.
   Warrants  01/31/98  .................      4,293          1,073
 *Sound Advice, Inc. Warrants  06/14/99.      4,675              0
                                                     -------------
TOTAL RIGHTS/WARRANTS
  (Cost $2,060) ........................                     1,403
                                                     -------------

                                            Face
                                           Amount
                                           -------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
  Repurchase Agreement, PNC Securities
   Corp. 5.65%, 12/01/95 (Collateralized
   by U.S. Treasury Notes  6.125%,
   05/31/97) (Cost $15,578,000) ........   $ 15,578      15,578,000
                                                      -------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $730,475,782)  ................               $928,597,197
                                                      =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                           SCHEDULES OF INVESTMENTS
                    THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Shares          Value+
                                                                               ------------   ---------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment
  Trust Company ............................................................    16,577,500       $186,698,876
                                                                                              ---------------
     Total Investments (100%) (Cost $143,041,509)  .........................                     $186,698,876
                                                                                              ===============

                       THE U.S. LARGE COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Shares          Value+
                                                                               -----------    --------------
Investment in The U.S. Large Company Series of The DFA Investment
  Trust Company ............................................................     7,203,088       $97,118,377
                                                                                              --------------
     Total Investments (100%) (Cost $69,638,020)  ..........................                     $97,118,377
                                                                                              ==============

                      THE U.S. SMALL CAP VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Shares          Value+
                                                                               ------------   ---------------
Investment in The U.S. Small Cap Value Series of The DFA Investment
  Trust Company ............................................................    43,520,584       $610,058,529
                                                                                              ---------------
     Total Investments (100%) (Cost $506,607,558)  .........................                     $610,058,529
                                                                                              ===============

                      THE U.S. LARGE CAP VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Shares           Value+
                                                                               ------------    --------------
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company ............................................................    21,135,719       $280,939,197
                                                                                               --------------
     Total Investments (100%) (Cost $227,796,095)  .........................                     $280,939,197
                                                                                               ==============

------
+See Note B to Financial Statements.

               See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                 THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
                              NOVEMBER 30, 1995

                                          Shares        Value+
                                          ------       -------
   COMMON STOCKS -- (96.1%)
    AMLI Residential Properties Trust     12,800    $  240,000
    Agree Realty Corp. ...............     2,900        46,037
    American Industrial Properties ...     8,100        17,212
   *American Realty Trust, Inc. ......     3,200        46,400
    Apartment Investment & Management
     Co. Class A  ....................    11,100       210,900
    Arbor Property Trust .............    13,400        80,400
    Associated Estates Realty Corp. ..    16,000       308,000
    Avalon Properties, Inc. ..........    31,300       610,350
    BRE Properties, Inc. Class A .....    12,600       417,375
    Bay Apartment Communities, Inc. ..    12,700       276,225
    Beacon Properties Corp. ..........    22,400       459,200
    Bedford Property Investors, Inc. .     6,900        45,712
    Berkshire Realty Co. .............    28,000       262,500
    Boddie-Noell Properties, Inc. ....     3,300        41,250
    Bradley Real Estate, Inc. ........    10,050       139,444
    Burnham Pacific Properties, Inc. .    19,800       205,425
    CBL & Associates Properties, Inc.     22,400       459,200
    Cali Realty Corp. ................    13,000       256,750
   *California Real Estate Investment
     Trust  ..........................     8,200        10,250
    Camden Property Trust ............    16,800       346,500
    Carr Realty Corp. ................    15,400       331,100
    Centerpoint Properties Corp. .....    10,000       222,500
    Chateau Properties, Inc. .........     7,000       152,250
    Chelsea GCA Realty, Inc. .........    12,300       342,862
    Chicago Dock & Canal Trust III ...     6,500        67,031
    Clevetrust Realty Investors ......     6,000        28,500
    Colonial Properties Trust ........    14,400       354,600
    Columbus Realty Trust ............    12,700       239,712
    Commercial Net Lease Realty, Inc.     12,800       168,000
    Copley Properties, Inc. ..........     3,800        48,925
    Cousins Properties, Inc. .........    30,900       567,787
    Crescent Real Estate Equities,
     Inc.  ...........................    25,500       860,625
    Crown American Realty Trust ......    31,300       207,363
    Debartolo Realty Corp. ...........    63,400       816,275
    Developers Diversified Realty
     Corp.  ..........................    21,900       618,675
    Duke Realty Investments, Inc. ....    23,600       654,900
   *EQK Realty Investors .............    10,000        16,250
    Eastgroup Properties .............     4,600        97,175
    Equity Residential Properties
     Corp.  ..........................    39,800     1,233,800
    Essex Property Trust .............     7,300       135,963
    Excel Realty Trust, Inc. .........    14,900       290,550
    Factory Stores America, Inc. .....    13,600       232,900
    Federal Realty Investment Trust ..    48,300     1,062,600
    First Industrial Realty Trust,
     Inc.  ...........................    21,800       452,350
    First Union Real Estate Equity &
     Mortgage Investments  ...........    20,300       142,100
    First Washington Realty Trust,
     Inc.  ...........................     3,200        55,800
    Gables Residential Trust .........    16,100       354,200
    General Growth Properties ........    26,300       493,125
    Glimcher Realty Trust ............    24,100       421,750
    HGI Realty, Inc. .................    21,968       488,787
   *HMG Courtland Properties, Inc. ...     1,200         9,750
    HRE Properties, Inc. .............     5,900        79,650
    Haagen (Alexander) Properties,
     Inc.  ...........................    13,100       147,375
    Highwood Properties, Inc. ........    20,800       548,600
    Home Properties of New York, Inc.      5,900        99,562
    IRT Property Co. .................    37,800       349,650
    Irvine Apartment Communities, Inc.    32,900       592,200
    JDN Realty Corp. .................    11,500       235,750
    JP Realty, Inc. ..................    18,500       367,687
    Kimco Realty Corp. ...............    25,900     1,036,000
   *Koger Equity, Inc. ...............    20,500       193,469
    Kranzco Realty Trust, Inc. .......    11,900       171,063
   *Landsing Pacific Fund ............     6,500        27,219
    Lexington Corp. Properties, Inc. .    10,700       108,337
    Liberty Property Trust ...........    24,400       475,800
    MGI Properties ...................    12,700       201,613
    Macerich Co. .....................    19,100       377,225
    Manufactured Home Communities,
     Inc.  ...........................    27,100       474,250
    Mark Centers Trust ...............    15,000       155,625
    Merry Land & Investment Co., Inc.     37,100       820,837



THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                          Shares        Value+
                                          ------       -------
    Mid-America Apartment Communities,
     Inc.  ...........................    12,637    $  285,912
    Mid-America Realty Investments,
     Inc.  ...........................     9,100        69,388
    Mid-Atlantic Realty Trust ........     6,800        57,800
    Mills Corp. ......................    19,500       355,875
    Monmouth Real Estate Investment
     Corp. Class A  ..................     3,600        20,475
    National Golf Properties, Inc. ...    12,300       272,138
    National Income Realty Trust .....     3,728        40,775
    New Plan Realty Trust ............    65,100     1,367,100
    Oasis Residential, Inc. ..........    18,800       392,450
    One Liberty Properties, Inc. .....     1,200        16,350
    PS Business Parks, Inc. Class A ..       400         7,050
   *Pacific Gateway Properties, Inc. .     4,300        11,556
    Pacific Gulf Properties, Inc. ....     5,300        78,175
    Paragon Group, Inc. ..............    16,800       281,400
    Parkway Co. ......................     1,500        29,625
    Partners Preferred Yield, Inc.
     Class A  ........................     3,600        53,100
    Partners Preferred Yield II, Inc.
     Class A  ........................     3,100        46,887
    Partners Preferred Yield III, Inc.
     Class A  ........................     1,600        26,400
    Pennsylvania Real Estate
     Investment Trust  ...............     9,500       185,250
    Post Properties, Inc. ............    20,500       620,125
    Presidential Realty Corp. Class B      3,300        20,831
    Price Real Estate Investment
     Trust, Inc. Class B  ............     9,100       261,625
    Prime Retail, Inc. ...............    10,500       127,969
    Property Capital Trust ...........    10,000        85,000
    Public Storage, Inc. .............    39,929       718,722
    Public Storage Properties IX, Inc.
     Class A  ........................     1,900        32,538
    Public Storage Properties X, Inc.
     Class A  ........................     1,900        32,656
    Public Storage Properties XI, Inc.
     Class A  ........................     2,000        34,750



THE DFA/AEW REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                          Shares        Value+
                                          ------       -------
    Public Storage Properties XII,
     Inc. Class A  ...................     2,000    $    37,250
    Public Storage Properties XIV,
     Inc. Class A  ...................     2,600         45,500
    Public Storage Properties XV, Inc.
     Class A  ........................     2,400         42,900
    Public Storage Properties XVI,
     Inc. Class A  ...................     3,500         53,813
    Public Storage Properties XVII,
     Inc. Class A  ...................     3,600         59,400
    Public Storage Properties XVIII,
     Inc. Class A  ...................     3,100         52,700
    Public Storage Properties XIX,
     Inc. Class A  ...................     3,500         48,562
    Public Storage Properties XX, Inc.
     Class A  ........................     1,000         16,500
    ROC Communities, Inc. ............    13,700        306,538
    Real Estate Investment Trust (CA)     10,300        182,825
    Realty Income Corp. ..............    21,500        419,250
    Reckson Associates Realty Corp. ..     1,600         44,600
    Regency Realty Corp. .............     7,300        120,450
    Saul Centers, Inc. ...............    13,700        190,088
    Security Capital Industrial Trust     78,900      1,311,713
    Security Capital Pacific Trust ...    80,900      1,557,325
    Shurgard Storage Centers, Inc.
     Class A  ........................    16,500        422,813
    Simon Property Group, Inc. .......    64,395      1,497,184
    Sizeler Property Investors, Inc. .     9,900         85,388
    Smith (Charles E.) Residential
     Realty, Inc.  ...................    10,100        232,300
    South West Property Trust, Inc. ..    18,100        226,250
    Sovran Self Storage, Inc. ........     3,600         89,550
    Spieker Properties, Inc. .........    31,100        761,950
    Storage USA, Inc. ................    20,000        607,500
    Storage Trust Realty .............     9,500        191,188
    Summit Properties, Inc. ..........    22,000        418,000
    Sun Communities, Inc. ............    10,900        272,500
    Tanger Factory Outlet Centers,
     Inc.  ...........................     7,000        162,750
    Town & Country Trust .............    18,100        223,988
    Trinet Corporate Realty Trust,
     Inc.  ...........................    12,500        337,500
    Tucker Properties Corp. ..........    12,500        112,500
    United Dominion Realty Trust, Inc.    73,100      1,032,538
    United Mobile Homes, Inc. ........     6,200         62,000
    Urban Shopping Centers, Inc. .....    15,500        317,750
    Vornado Realty Trust .............    28,000        994,000
    Walden Residential Properties,
     Inc.  ...........................    15,300        273,595
    Washington Real Estate Investment
     Trust  ..........................    40,400        636,300
    Weeks Corp. ......................     8,600        195,650
    Weingarten Realty Investors ......    29,300      1,003,525
    Wellsford Residential Property
     Trust  ..........................    19,525        407,584
    Western Investment Real Estate
     Trust  ..........................    18,700        198,688
                                                    -----------
   TOTAL COMMON STOCKS (Cost
     $43,955,552)  ...................               42,893,574
                                                    -----------
                                        Face
                                       Amount
                                      --------
                                       (000)
TEMPORARY CASH INVESTMENTS --
  (3.9%)
  Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
       (Collateralized by U.S.
       Treasury Notes 6.125%,
       05/31/97) (Cost $1,752,000)        $1,752      1,752,000
                                                  -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $45,707,552) ..............                 $44,645,574
                                                  =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                     THE JAPANESE SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                            Shares         Value+
                                           -------         ------
COMMON STOCKS -- (99.2%)
*#ASK Corp., Yokohama  ................     66,000     $  277,655
  Achilles Corp.  .....................    181,000        672,286
  Aica Kogyo Co., Ltd.  ...............    102,000        653,202
  Aichi Corp.  ........................     44,000        368,906
  Aichi Machine Industry Co., Ltd.  ...    127,000        725,714
 #Aichi Tokei Denki Co., Ltd.  ........     67,000        389,458
  Aida Engineering, Ltd.  .............    134,000      1,115,567
*#Akai Electric Co., Ltd.  ............    258,000        803,232
 #Akebono Brake Industry Co., Ltd.  ...    124,000        574,187
 #Alpine Electronics, Inc.  ...........     72,000      1,142,069
  Amada Sonoike Co., Ltd.  ............    132,000        840,118
*#Amada Wasino Co., Ltd.  .............    122,000        420,690
  Ando Corp.  .........................    120,000        604,138
  Arai-Gumi, Ltd.  ....................     46,600        592,256
  Araya Industrial Co., Ltd.  .........     84,000        312,828
 #Asahi Denka Kogyo KK  ...............    105,000        893,793
  Asahi Kogyosha Co., Ltd.  ...........     48,000        307,389
*#Asahi Optical Co., Ltd.  ............    171,000        690,739
  Asahi Organic Chemicals Industry
   Co., Ltd. ..........................    115,000        872,414
  Asahi Tec Corp.  ....................     86,000        542,266
  Asanuma Corp.  ......................    117,000        593,645
 #Ashimori Industry Co., Ltd.  ........     84,000        493,241
 *Asics Corp.  ........................    307,000        831,773
  Bando Chemical Industries, Ltd.  ....    182,000        991,586
  Bank of Okinawa, Ltd.  ..............     15,600        522,562
 #Bank of Osaka, Ltd.  ................    330,000        975,369
  Bank of the Ryukyus, Ltd.  ..........     15,600        568,670
 #Bunka Shutter Co., Ltd.  ............    114,000        878,305
 #CKD Corp.  ..........................     84,000        811,034
  CMK Corp.  ..........................     76,000      1,108,177
  Cabin Co., Ltd.  ....................     67,000        319,488
  Calpis Food Industry Co., Ltd.  .....    110,000        751,034
 #Calsonic Corp.  .....................    135,000        936,355
 *Central Finance Co., Ltd.  ..........    180,000        762,562
 *Central Glass Co., Ltd.  ............    328,000      1,050,246
  Chichibu Onoda Cement Corp.  ........        500          2,709
 #Chino Corp.  ........................     70,000        440,000
 *Chisan Tokan Co., Ltd.  .............     64,000        196,729
*#Chori Co., Ltd.  ....................    137,000        453,517
*#Chuetsu Pulp and Paper Co., Ltd.  ...    172,000      1,009,970
  Chugai Ro Co., Ltd.  ................     60,000        272,512
 #Chugoku Marine Paints, Ltd.  ........    111,000        504,148
  Chugokukogyo Co., Ltd.  .............     45,000        161,379
  Chukyo Coca-Cola Bottling Co.,  Ltd.      68,000        656,552
  Chukyo Sogo Bank, Ltd.  .............    159,000        819,281
  Chuo Paperboard Co., Ltd.  ..........     62,000        262,049
  Chuo Spring Co., Ltd., Nagoya  ......     90,000        459,310
*#Clarion Co., Ltd.  ..................    230,000        965,320
  Cleanup Corp.  ......................     72,000        964,729
*#Co-Op Chemical Co., Ltd.  ...........     80,000        241,970
 *Copal Co., Ltd.  ....................     78,000        349,655
 *D'urban, Inc.  ......................    114,000        491,941
  Dai Nippon Construction  ............     81,000        534,680
 #Dai Nippon Toryo, Ltd.  .............    181,000        649,103
  Dai-Ichi Hotel, Ltd., Tokyo  ........     52,000        286,897
 *Dai-Ichi Katei Denki Co., Ltd.  .....     91,000        374,759
  Dai-Ichi Kogyo Seiyaku Co., Ltd.  ...     47,000        273,202


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
 *Dai-Ichi Securities Co., Ltd.  ......    217,000     $  724,759
 #Daido Concrete Co., Ltd.  ...........     33,000        139,803
 #Daido Hoxan, Inc.  ..................     70,000        486,207
 #Daido Kogyo Co., Ltd.  ..............     60,000        459,310
 #Daido Steel Sheet Corp.  ............     86,000      1,076,059
  Daidoh, Ltd.  .......................     54,000        412,315
  Daiei OMC, Inc.  ....................    153,000        874,286
  Daihen Corp.  .......................    205,000      1,030,049
  Daiho Corp.  ........................     96,000        696,118
  Daiichi Cement Co., Ltd.  ...........     33,000        147,931
*#Daiichi Chuo Kisen Kaisha  ..........    390,000        918,325
  Daiichi Jitsugyo Co., Ltd.  .........     80,000        502,857
 #Daimei Telecom Engineering Corp.  ...     50,000        403,941
  Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd. ............    133,000        930,345
  Daisan Bank, Ltd.  ..................    166,000        956,749
  Daiso Co., Ltd.  ....................     46,000        209,833
 #Daisue Construction Co., Ltd.  ......    185,000        913,153
  Daito Kogyo Co., Ltd.  ..............     71,000        374,236
*#Daito Woolen Spinning & Weaving
   Co., Ltd., Tokyo ...................     42,000        187,034
 *Daiwa Danchi Co., Ltd.  .............    172,000        855,764
  Daiwa Seiko, Inc.  ..................    134,000        660,099
 *Daiwabo Co., Ltd.  ..................    212,000        655,842
 #Dantani Corp.  ......................     68,000        324,926
  Danto Corp.  ........................     35,000        406,897
 #Denki Kogyo Co., Ltd.  ..............    104,000        896,552
  Denny's Japan Co., Ltd.  ............      8,000        241,182
  Descente, Ltd.  .....................    107,000        616,700
*#Dijet Industrial Co., Ltd.  .........     34,000        122,266
  Dynic Corp.  ........................     52,000        233,103
  Eagle Industry Co., Ltd.  ...........     43,000        262,236
  Ehime Bank, Ltd.  ...................    221,000        995,044
 *Enshu, Ltd.  ........................     69,000        194,424
*#FDK Corp.  ..........................     94,000        746,443
 #First Baking Co., Ltd.  .............     67,000        450,847
 #France Bed Co., Ltd.  ...............    149,000        930,700
  Fuji Car Manufacturing Co., Ltd.  ...     36,000        201,813
  Fuji Denki Reiki Co., Ltd.  .........     70,000        827,586
*#Fuji Kosan Co., Ltd.  ...............    117,000        344,660
 #Fuji Kyuko Co., Ltd.  ...............    174,000        824,571
  Fuji Oil Co., Ltd.  .................    133,000        864,828
 #Fuji Spinning Co., Ltd., Tokyo  .....    151,000        651,606
 *Fujii & Co., Ltd.  ..................     44,000        158,227
 #Fujiko Co., Ltd.  ...................     55,000        211,330
 #Fujirebio, Inc.  ....................     60,000        475,862
 #Fujitec Co., Ltd.  ..................    125,900      1,352,030
 *Fujitsu General, Ltd.  ..............    149,000      1,130,345
*#Fujiya Co., Ltd.  ...................    178,000        675,172
  Fukuda Corp.  .......................     65,000        607,734
  Fukusuke Corp.  .....................     95,000        440,837
 #Fukutoku Bank, Ltd.  ................    177,000        401,084
*#Furukawa Battery Co., Ltd.  .........     45,000        289,064
 #Futaba Industrial Co., Ltd.  ........     21,000        324,828
*#Ga-jo-en Kanko K.K.  ................     37,000         47,389
 *Gakken Co., Ltd.  ...................    146,000        848,670
 #Gastec Service, Inc.  ...............     41,000        302,956
  Godo Shusei Co., Ltd.  ..............     74,000        349,951
  Graphtec Corp.  .....................     39,000        230,542
  Gun-Ei Chemical Industry Co., Ltd.  .    154,000        773,793


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
  Gunze Sangyo, Inc., Tokyo  ..........     90,000     $  399,015
*#Hakone Tozan Railway Co., Ltd.  .....     52,000        199,803
  Hakuyosha Co., Ltd.  ................     48,000        273,813
  Hanshin Sogo Bank, Ltd.  ............     67,000        211,232
  Harima Chemicals, Inc.  .............     37,000        351,773
 *Hayashikane Sangyo Co., Ltd.  .......    128,000        303,921
 #Hisaka Works, Ltd.  .................     48,000        794,483
 #Hisamitsu Pharmaceutical Co., Inc.  .     64,000        484,256
  Hitachi Electronics, Ltd.  ..........     82,000      1,106,798
  Hitachi Plant Engineering &
   Construction Co., Ltd. .............    157,000      1,143,084
*#Hitachi Seiki Co., Ltd.  ............    141,000        577,892
  Hochiki Corp.  ......................     42,000        277,655
 *Hodogaya Chemical Co., Ltd.  ........     90,000        254,483
 *Hohsui Corp.  .......................     56,000        200,828
  Hokkai Can Co., Ltd., Tokyo  ........     93,000        632,217
 #Hokkaido Gas Co., Ltd.  .............     87,000        369,429
  Hokko Chemical Industry Co., Ltd.  ..     41,000        218,936
*#Hoko Fishing Co., Ltd.  .............     79,000        233,498
*#Hokuriku Electric Industry Co., Ltd.     112,000        540,690
  Hokuriku Electrical Construction
   Co., Ltd. ..........................     17,000        116,069
 #Hokuriku Seiyaku Co., Ltd.  .........     72,000      1,305,222
 #Honen Corp.  ........................    119,000        655,379
  Horiba, Ltd.  .......................     44,000        563,547
  Howa Machinery, Ltd.  ...............    175,000        656,897
 #Ibiden Co., Ltd.  ...................    151,000      1,160,394
  Ichida and Co., Ltd.  ...............     78,000        400,374
  Ichikawa Co., Ltd.  .................     49,000        258,276
  Ichiken Co., Ltd.  ..................     48,000        456,355
 #Ichikoh Industries, Ltd.  ...........    133,000        589,655
 #Ihara Chemical Industry Co., Ltd.  ..     73,000        469,645
 *Iino Kaiun Kaisha, Ltd.  ............    161,000        813,724
*#Ikegai Corp.  .......................     90,000        350,246
  Ikegami Tsushinki Co., Ltd.  ........     84,000        536,276
  Inabata and Co., Ltd., Osaka  .......     78,000        535,626
  Inageya Co., Ltd.  ..................     41,000        557,438
 *Ines Corp.  .........................     75,000      1,160,099
  Intec, Inc.  ........................     53,000        903,350
 *Inui Steamship Co., Ltd.  ...........     31,000         87,044
 *Iseki & Co., Ltd.  ..................    275,000      1,021,429
  Ishii Iron Works Co., Ltd.  .........     52,000        231,567
  Ishikawa Seisakusho, Ltd.  ..........     75,000        387,931
  Ishizuka Glass Co., Ltd.  ...........     49,000        229,310
 #Itochu Fuel Corp.  ..................     66,000        542,956
 #Itoki Crebio Corp.  .................     56,000        422,069
  Iwasaki Electric Co., Ltd.  .........    110,000        496,355
 #Iwata Air Compressor
   Manufacturing Co., Ltd. ............     74,000        489,202
*#Iwatsu Electric Co., Ltd.  ..........    145,000        862,857
 *Izutsuya Co., Ltd.  .................    118,000        558,030
 #JDC Corp.  ..........................    256,000      1,034,089
 *Janome Sewing Machine Co., Ltd.  ....    213,000        526,729
 #Japan Aircraft Manufacturing Co.,
   Ltd. ...............................     70,000        459,310
*#Japan Aviation Electronics Industry,
   Ltd. ...............................    136,000        944,631
  Japan Carlit Co., Ltd.  .............     28,000        180,690
*#Japan Coated Paper Manufacturing
   Co., Ltd. ..........................    132,000        771,192
  Japan Digital Laboratory Co., Ltd.  .     38,000        767,488
*#Japan Metals & Chemicals Co.,  Ltd.      201,000      1,108,966
  Japan Oil Transportation Co., Ltd.  .     43,000        239,360
 #Japan Paper Industry Co., Ltd.  .....     91,000        497,586
 #Japan Pulp and Paper Co., Ltd.  .....    168,150        993,990


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
  Japan Transcity Corp.  ..............     90,000     $  514,286
  Japan Vilene Co., Ltd.  .............    101,000        597,044
  Japan Wool Textile Co., Ltd.  .......     80,000        603,744
*#Jeol, Ltd.  .........................     91,000        736,966
  Joban Kosan Co., Ltd.  ..............    101,000        492,562
 #Joshin Denki Co., Ltd.  .............     82,000      1,017,931
 *Jujiya Co., Ltd.  ...................    161,000        472,690
 #Juken Sangyo Co., Ltd.  .............     72,000        787,389
 *Juki Corp.  .........................    141,000        472,315
  Kagawa Bank, Ltd.  ..................     65,000        634,631
  Kagome Co., Ltd.  ...................    104,000        903,724
 #Kakuei (L.) Corp.  ..................    100,000        281,773
  Kamei Corp.  ........................     54,000        638,424
 #Kanaden Corp.  ......................     50,000        428,571
  Kanagawa Chuo Kotsu Co., Ltd.  ......     90,000        514,286
  Kanematsu Electronics, Ltd.  ........     38,000        404,335
 #Kanematsu-NNK Corp.  ................     60,000      1,743,842
*#Kansai Kisen Kaisha  ................    184,000        358,936
 #Kansei Corp.  .......................     70,000        548,276
  Kanto Auto Works, Ltd., Yokosuka  ...    100,000        679,803
  Kanto Bank, Ltd.  ...................     13,400        380,217
*#Kanto Denka Kogyo Co., Ltd.  ........     83,000        560,148
  Kanto Natural Gas Development  Co.,
   Ltd. ...............................     87,000        574,286
*#Kanto Special Steel Works, Ltd.  ....     73,000        345,222
  Kasho Co., Ltd., Tokyo  .............     46,000        411,961
 #Kasumi Co., Ltd.  ...................     80,000        811,823
 #Katakura Industries Co., Ltd.  ......     49,000        425,310
  Kato Works Co., Ltd.  ...............     82,000        458,069
 #Katsumura Construction Co., Ltd.  ...     37,600        187,074
  Kawada Industries, Inc.  ............     76,000        673,143
  Kawai Musical Instruments
  Manu facturing Co., Ltd. ............     99,000        381,369
  Kawashima Textile Manufacturers,
   Ltd. ...............................    126,000        465,517
 *Kawasho Corp.  ......................    169,000        674,335
  Keihin Co., Ltd.  ...................    100,000        419,704
  Keiyo Co., Ltd.  ....................     88,000        810,640
 #Kimmon Manufacturing Co., Ltd.  .....     41,000        213,281
 *Kimura Chemical Plants Co., Ltd.  ...     27,000        122,365
 #Kinki Nippon Tourist Co., Ltd.  .....     94,000        543,626
  Kinki Sharyo Co., Ltd., Nagaokakyo  .     91,000        494,000
  Kinseki, Ltd.  ......................     46,000        648,079
 *Kinsho-Mataichi Corp.  ..............     42,000        171,310
 *Kinugawa Rubber Industrial Co.,
   Ltd. ...............................     83,000        287,025
 *Kioritz Corp.  ......................     96,000        273,340
  Kita-Nippon Bank, Ltd.  .............      8,400        380,690
 #Kitagawa Iron Works Co., Ltd.  ......    118,000      1,011,429
  Kitano Construction Corp.  ..........    110,000        694,680
  Kitz Corp.  .........................    193,000        916,512
 #Koa Corp.  ..........................     62,000        995,665
  Koa Oil Co., Ltd.  ..................     65,000        425,862
 #Koatsu Gas Kogyo Co., Ltd.  .........     78,000        451,094
 *Kobe Kiito Co., Ltd.  ...............     53,000        135,241
  Kokune Corp.  .......................     42,000        188,276
  Kokusai Kogyo Co., Ltd.  ............     56,000        579,310
  Komai Tekko, Inc.  ..................     46,000        330,837
  Komatsu Construction Co., Ltd.  .....     29,000        131,429
  Komatsu Forklift Co., Ltd.  .........    127,000        853,340
  Komatsu Seiren Co., Ltd.  ...........     27,000        231,429
  Komatsu Zenoah Co.  .................     75,000        495,074
 #Konami Co., Ltd.  ...................     45,200      1,224,631
  Kosei Securities Co., Ltd.  .........    132,000        609,931


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
*#Krosaki Corp.  ......................     82,000     $  452,414
  Kumiai Chemical Industry Co., Ltd.,
   Tokyo ..............................    122,000        704,355
  Kurabo Industries, Ltd.  ............     66,000        237,990
  Kyodo Printing Co., Ltd.  ...........     67,000        864,729
 #Kyodo Shiryo Co., Ltd.  .............    145,000        514,286
 #Kyoei Tanker Co., Ltd.  .............     53,000        197,901
*#Kyokuyo Co., Ltd.  ..................    167,000        899,990
  Kyosan Electric Manufacturing Co.,
   Ltd. ...............................     87,000        600,000
 *Kyotaru Co., Ltd.  ..................     68,000        435,468
  Kyowa Exeo Corp.  ...................        200          1,803
 #Kyowa Leather Cloth Co., Ltd.  ......     32,000        321,576
 #Kyushu Bank, Ltd.  ..................    135,000        537,340
  Life Corp.  .........................     77,000        619,793
 #Lintec Corp.  .......................     45,000        749,261
  Magara Construction Co., Ltd.  ......     61,000        325,133
 *Makino Milling Machine Co., Ltd.  ...    131,000      1,109,951
  Maruei Department Store Co., Ltd.  ..     63,000        369,310
 *Maruman Securities Co., Ltd.  .......     99,000        433,064
  Marusan Securities Co., Ltd.  .......    114,000        946,818
 #Maruwn Corp.  .......................     38,000        295,389
 #Maruyama Manufacturing Co., Inc.  ...     73,000        464,611
 #Maruzen Co., Ltd.  ..................    151,000        989,310
  Maruzen Showa Unyu Co., Ltd.  .......    141,000        804,325
  Matsui Construction Co., Ltd.  ......     40,000        308,966
  Matsuo Bridge Co., Ltd.  ............     37,000        222,729
  Matsuya Co., Ltd.  ..................     74,000        414,108
*#Meiji Shipping Co., Ltd.  ...........     47,000        185,222
 #Meisei Industrial Co., Ltd.  ........     29,000        162,571
  Meito Sangyo Co., Ltd.  .............     38,000        696,355
*#Meiwa Trading Co., Ltd.  ............     55,000        198,325
 #Mercian Corp.  ......................     65,000        448,276
  Mikuni Coca-Cola Bottling Co., Ltd.       70,000        882,759
 #Misawa Resort Co., Ltd.  ............     29,000        377,143
  Mitsuba Electric Manufacturing Co.,
   Ltd. ...............................     51,000        527,586
 #Mitsubishi Kakoki Kaisha, Ltd.  .....    117,000      1,032,828
  Mitsubishi Pencil Co., Ltd.  ........     49,000        403,103
  Mitsubishi Plastics, Inc.  ..........     39,000        157,153
*#Mitsubishi Shindoh Co., Ltd.  .......     82,000        517,852
*#Mitsubishi Steel Manufacturing Co.,
   Ltd. ...............................    201,000      1,077,281
  Mitsuboshi Belting, Ltd.  ...........    153,000        847,153
  Mitsui Construction Co., Ltd.  ......    291,000      1,032,118
 #Mitsui High-Tec, Inc.  ..............     43,000      1,177,734
  Mitsui Matsushima Co., Ltd.  ........     90,000        313,892
*#Mitsui Mining Co., Ltd.  ............    225,000        933,251
  Mitsui Sugar Co., Ltd.  .............    116,000        451,429
  Mitsuuroko Co., Ltd.  ...............     98,000        694,207
 #Miyaji Iron Works Co. Ltd.  .........     90,000        505,419
 *Miyakoshi Corp.  ....................     18,000         42,562
  Miyazaki Bank, Ltd.  ................    162,000      1,043,823
 #Miyoshi Oil & Fat Co., Ltd.  ........    120,000        470,542
  Miyuki Keori Co., Ltd.  .............     50,000        372,414
  Morita Fire Pump Manufacturing  Co.,
   Ltd. ...............................     35,000        275,862
  Morozoff, Ltd., Osaka  ..............     50,000        201,970
  Mory Industries, Inc.  ..............     66,000        360,887
 *Mutoh Industries, Ltd.  .............     61,000        300,493
 #Mutow Co., Ltd.  ....................     38,000        292,020
  NEC System Integration &
   Construction, Ltd. .................     39,000        941,379
 *Nabco, Ltd.  ........................    120,000        585,222
*#Nachi-Fujikoshi Corp.  ..............    269,000      1,017,695


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
 *Nagasakiya Co., Ltd. (Tokyo)  .......    219,000     $  916,995
  Nagatanien Co., Ltd.  ...............     53,000        428,177
  Naigai Co., Ltd.  ...................    109,000        473,586
  Nakabayashi Co., Ltd.  ..............     35,000        219,655
  Nakamuraya Co., Ltd.  ...............     85,000        501,626
  Nakano Corp.  .......................     66,000        311,468
  Nakayama Steel Works, Ltd.  .........    170,000        896,059
  Neturen Co., Ltd., Tokyo  ...........     58,000        445,714
  Nichia Steel Works, Ltd.  ...........     29,000        205,714
 #Nichias Corp.  ......................    188,000        927,961
  Nichiban Co., Ltd.  .................     58,000        434,286
 *Nichiboshin, Ltd.  ..................    107,000         82,227
  Nichiei Construction Co., Ltd.  .....     85,000        715,172
 *Nichimo Co., Ltd.  ..................     54,000        201,103
 *Nichimo Corp.  ......................     85,000        398,621
  Nichireki Co., Ltd.  ................     44,000        383,645
 #Nichiro Corp.  ......................    243,000        837,931
  Nifco, Inc.  ........................     80,000        977,340
*#Nihon Kentetsu Co., Ltd.  ...........     27,000        141,251
 #Nihon Kohden Corp.  .................     64,000        629,911
 #Nihon Matai Co., Ltd.  ..............     50,000        275,862
 #Nihon Nohyaku Co., Ltd.  ............     91,000        703,793
 #Nihon Nosan Kogyo K.K.  .............    188,000        670,502
  Nihon Parkerizing Co., Ltd.  ........     92,000        552,906
*#Nihon Spindle Manufacturing Co.,
   Ltd. ...............................     56,000        272,000
  Nihon Tokushu Toryo Co., Ltd.  ......     35,000        162,069
  Niigata Chuo Bank, Ltd.  ............    130,000        372,709
 *Nikkatsu Corp.  .....................    191,000         15,054
 #Nikken Chemicals Co., Ltd.  .........    103,000        719,478
 #Nikkiso Co., Ltd.  ..................    105,000        765,517
  Nikko Co., Ltd., Akashi  ............     65,000        528,325
 #Nippon Beet Sugar Manufacturing
   Co., Ltd. ..........................    226,000        990,837
 #Nippon Carbide Industries Co., Inc.,
   Tokyo ..............................     93,000        541,507
*#Nippon Carbon Co., Ltd.  ............    165,000        668,128
*#Nippon Chemi-Con Corp.  .............    173,000      1,176,059
 #Nippon Chemical Industrial Co.,
   Ltd. ...............................    110,000        889,754
  Nippon Chemiphar Co., Ltd.  .........     49,000        290,138
  Nippon Chutetsukan KK  ..............     44,000        202,443
 *Nippon Columbia Co., Ltd.  ..........     99,000        658,374
 #Nippon Concrete Industries Co.,
   Ltd. ...............................     65,000        343,892
 #Nippon Conlux Co., Ltd.  ............     63,000        633,103
 #Nippon Conveyor Co., Ltd.  ..........     43,000        177,507
  Nippon Denko Co., Ltd.  .............    159,000        568,640
  Nippon Densetsu Kogyo Co., Ltd.  ....     99,000        940,256
*#Nippon Electric Industry Co., Ltd.  .     54,000        297,931
  Nippon Felt Co., Ltd.  ..............     28,000        164,138
 #Nippon Flour Mills Co., Ltd.  .......    131,000        645,320
 #Nippon Formula Feed
   Manufacturing Co., Ltd. ............    100,000        496,552
 #Nippon Gas Co., Ltd.  ...............     62,000        445,911
*#Nippon Housing Loan Co., Ltd.  ......     62,000         13,438
  Nippon Hume Pipe Co., Ltd.  .........     38,000        197,675
 *Nippon Kasei Chemical Co., Ltd.  ....    113,000        406,355
 #Nippon Kinzoku Co., Ltd.  ...........     93,000        493,862
  Nippon Koei Co., Ltd., Tokyo  .......    100,000      1,014,778
*#Nippon Koshuha Steel Co., Ltd.  .....    118,000        633,596
 *Nippon Lace Co., Ltd.  ..............     26,000         69,163
  Nippon Metal Industry Co., Ltd.  ....    241,000        954,502
  Nippon Pipe Manufacturing Co.,  Ltd.      35,000        209,310


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
 #Nippon Piston Ring Co., Ltd.  .......    108,000     $  497,970
  Nippon Road Co., Ltd.  ..............     20,000        164,335
 #Nippon Shinyaku Co., Ltd.  ..........     49,000        430,138
  Nippon Signal Co., Ltd.  ............     90,000        694,286
 *Nippon Soda Co., Ltd.  ..............    123,000        696,798
 *Nippon Steel Chemical Co., Ltd.  ....    275,000      1,040,394
 #Nippon Synthetic Chemical Industry
   Co., Ltd. ..........................    127,000        723,212
 #Nippon Thompson Co., Ltd.  ..........    109,000        950,394
  Nippon Valqua Industries, Ltd.  .....    119,000        540,483
 *Nippon Yakin Kogyo Co., Ltd.  .......    206,000        927,507
 *Nippon Yusoki Co., Ltd.  ............     49,000        219,172
  Nissan Construction Co., Ltd.  ......    119,000        638,966
  Nissan Shatai Co., Ltd.  ............    124,000        671,921
 #Nisseki House Industry Co., Ltd.  ...    119,000        499,448
  Nissha Printing Co., Ltd.  ..........     66,000        877,833
  Nissin Corp.  .......................    150,000        790,640
  Nissin Electric Co., Ltd.  ..........    150,000      1,270,936
  Nittetsu Mining Co., Ltd.  ..........    116,000      1,078,857
 *Nitto Boseki Co., Ltd.  .............    355,000      1,010,788
 #Nitto Chemical Industry Co., Ltd.  ..    111,000      1,673,202
 #Nitto Flour Milling Co., Ltd.  ......     54,000        417,635
 *Nitto Seiko Co., Ltd.  ..............     25,000        115,764
 *Nitto Seimo Co., Ltd.  ..............     32,000        108,768
  Nittoc Construction Co., Ltd.  ......     61,000        447,734
  Nohmi Bosai, Ltd.  ..................     59,000        487,113
  Noritz Corp.  .......................     43,000        724,433
  North Pacific Bank, Ltd.  ...........    198,000        996,828
 *Nozaki and Co., Ltd.  ...............     56,000        242,759
 *O-M, Ltd.  ..........................     46,000        145,025
 *OKK Corp.  ..........................     93,000        288,621
  OSG Manufacturing Co., Ltd.  ........    119,000        796,069
  Obayashi Road Corp.  ................     65,000        467,488
  Odakyu Construction Co., Ltd.  ......     29,000        174,857
 #Odakyu Real Estate Co., Ltd.  .......     58,000        242,286
 #Ohki Corp.  .........................     73,000        511,360
 *Ohkura Electric Co., Ltd.  ..........     34,000        326,936
  Okabe Co., Ltd.  ....................     39,000        315,074
  Okamura Corp.  ......................     47,000        337,103
 *Okasan Securities Co., Ltd.  ........     51,000        224,601
*#Oki Electric Cable Co., Ltd.  .......     56,000        234,483
 *Okuma and Howa Machinery, Ltd.  .....     69,000        234,532
  Okura Industrial Co., Ltd.  .........     96,000        652,611
*#Okura and Co., Ltd.  ................    183,000        645,458
 *Ono Sokki Co., Ltd.  ................     43,000        300,788
 #Optec Dai-Ichi Denko Co., Ltd.  .....    141,000        698,749
 #Organo Corp.  .......................     85,000        887,685
 #Origin Electric Co., Ltd.  ..........     49,000        395,862
  Osaka Oxygen Industries, Ltd.  ......     56,000        198,621
  Osaki Electric Co., Ltd.  ...........     50,000        339,901
  Pacific Industrial Co., Ltd.  .......     78,000        389,616
 #Parco Co., Ltd.  ....................     67,000        693,103
 *Pasco Corp.  ........................    138,000        560,158
 #Pilot Corp.  ........................     32,000        146,286
 #Pokka Corp.  ........................     44,000        468,177
  Press Kogyo Co., Ltd.  ..............    143,000        471,970
 #Prima Meat Packers, Ltd.  ...........    230,000        829,360
 #Rasa Industries, Ltd.  ..............     89,000        553,291
  Renown Look, Inc.  ..................     50,000        267,980
  Rheon Automatic Machinery Co.,  Ltd.      40,000        354,680
 #Rhythm Watch Co., Ltd.  .............    202,000        712,473
 #Riken Corp.  ........................    140,000        668,966
 #Riken Vinyl Industry Co., Ltd.  .....     98,000        864,138
  Rohto Pharmaceutical Co., Ltd.  .....     76,000        659,665


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
  Royal Co., Ltd.  ....................     61,000     $  931,527
 #Ryobi, Ltd.  ........................    147,000        760,345
 #Ryoden Trading Co., Ltd.  ...........     73,000        625,714
  Ryoyo Electro Corp.  ................     44,000      1,031,724
  S.T. Chemical Co., Ltd.  ............     48,000        448,315
 #SMK Corp.  ..........................    116,000        732,571
  SS Pharmaceutical Co., Ltd., Tokyo  .    101,000        671,675
 #SXL Corp.  ..........................     95,000        954,680
 #Saeki Kensetsu Kogyo Co., Ltd.  .....     71,000        426,700
  Sagami Co., Ltd.  ...................     60,000        425,616
  Sakai Chemical Industry Co., Ltd.  ..    150,000        931,034
  Sakai Heavy Industries, Ltd.  .......     60,000        384,236
 #Sakai Ovex Co., Ltd.  ...............     85,000        562,759
  Sakata Inx Corp.  ...................     82,000        504,926
  Sakurada Co., Ltd.  .................     38,000        180,079
 #San-Ai Oil Co., Ltd.  ...............    111,000        667,094
  Sanden Corp.  .......................    202,000      1,190,108
  Sankei Building Co., Ltd.  ..........     77,000        603,103
  Sanko Metal Industrial Co., Ltd.,
   Tokyo ..............................     54,000        281,970
*#Sankyo Seiki Manufacturing Co.,
   Ltd. ...............................    125,000      1,046,798
  Sankyo Seiko Co., Ltd.  .............     86,000        701,557
*#Sansui Electric Co., Ltd.  ..........    317,000        637,123
  Sanyo Industries, Ltd., Tokyo  ......     48,000        254,897
  Sanyo Shokai, Ltd.  .................    190,000      1,110,049
  Sanyo Special Steel Co., Ltd.  ......    258,000      1,077,754
 *Sasaki Glass Co., Ltd.  .............     56,000        217,931
 #Sasebo Heavy Industries Co., Ltd.,
   Tokyo ..............................    235,000        595,025
  Sata Construction Co., Ltd.,  Gumma       61,000        313,714
  Sato Shoji Corp.  ...................     31,000        199,744
 *Sawafugji Electric Co., Ltd.  .......     31,000        151,793
 #Seika Corp.  ........................    135,000        696,946
 #Seikitokyu Kogyo Co., Ltd.  .........     86,000        539,724
  Seiko Corp.  ........................     16,000        121,379
 #Seiren Co., Ltd.  ...................     81,000        584,956
  Seiyo Food Systems, Inc.  ...........    116,000      1,072,000
 #Sekisui Jushi Co., Ltd.  ............     70,000        896,552
  Sekisui Plastics Co., Ltd.  .........    143,000        731,202
  Senko Co., Ltd.  ....................     61,000        351,576
 *Settsu Corp.  .......................    324,000        954,443
 #Shibaura Engineering Works Co.,
   Ltd. ...............................     45,000        338,276
 #Shibusawa Warehouse Co., Ltd.  ......    112,000        672,000
  Shibuya Kogyo Co., Ltd.  ............     45,000        474,384
 *Shikibo, Ltd.  ......................    143,000        342,355
 #Shikoku Chemicals Corp.  ............     89,000        550,660
  Shimizu Bank, Ltd.  .................     11,700        789,606
 #Shimura Kako Co., Ltd.  .............     55,000        301,823
  Shin Nippon Air Technologies Co.,
   Ltd. ...............................     33,800        449,557
  Shin-Etsu Polymer Co., Ltd.  ........    120,000        793,300
  Shin-Kobe Electric Machinery Co.,
   Ltd. ...............................     71,000        419,704
 #Shinagawa Fuel Co., Ltd.  ...........    120,000        893,793
 #Shinagawa Refractories Co., Ltd.  ...     95,000        786,207
 #Shindengen Electric Manufacturing
   Co., Ltd. ..........................    107,000        869,704
*#Shinko Electric Co., Ltd.  ..........    210,000        848,276
 #Shinko Shoji Co., Ltd.  .............     32,000        494,975
  Shinsho Corp.  ......................    110,000        390,148
*#Shintom Co., Ltd.  ..................     53,000        232,365
 *Shinwa Kaiun Kaisha, Ltd.  ..........    226,000        601,182


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
 #Shinyei Kaisha  .....................     54,000     $  227,172
  Shiroki Co., Ltd.  ..................    124,000        548,532
 #Sho-Bond Corp.  .....................     32,600      1,066,325
 #Shochiku Co., Ltd.  .................     92,000        987,980
 #Shoko Co., Ltd.  ....................    156,000        660,887
*#Shokusan Jutaku Sogo Co., Ltd.  .....    207,000        668,926
 #Showa Aluminum Corp.  ...............    101,000        477,635
  Showa Highpolymer Co., Ltd.  ........     73,000        601,261
*#Showa Line, Ltd.  ...................    438,000        794,010
  Showa Manufacturing Co., Ltd.  ......     90,000        651,724
 #Showa Sangyo Co., Ltd.  .............    153,000        649,685
 *Silver Seiko, Ltd.  .................     87,000        228,857
 #Sintokogio, Ltd., Nagoya  ...........     87,000        652,286
  Soda Nikka Co., Ltd.  ...............     35,000        167,586
 *Sogo Co., Ltd.  .....................    211,000        748,374
  Sokkisha Co., Ltd.  .................     40,000        453,202
 #Sotetsu Rosen Co., Ltd.  ............     37,000        291,626
  Star Micronics Co., Ltd.  ...........     79,000        602,424
  Subaru Enterprise Co., Ltd.  ........     36,000        358,227
  Sumikin Bussan Kaisha, Ltd.  ........     17,600         74,562
  Sumisho Computer Systems Corp.  .....     49,000        651,724
 #Sumitomo Coal Mining Co., Ltd.  .....    107,000        484,926
 *Sumitomo Corporation's Leasing,
   Ltd. ...............................     35,000        167,586
  Sumitomo Osaka Cement Co., Ltd.  ....        500          2,300
 #Sumitomo Precision Products Co.,
   Ltd., Amagasaki City ...............     78,000        736,197
 #Sumitomo Seika Chemicals Co.,  Ltd.       91,000        511,034
*#Sumitomo Special Metals Co., Ltd.,
   Osaka ..............................     62,000      1,013,990
 #Sumitomo Warehouse Co., Ltd.  .......     90,000        563,941
  Sun Telephone Co., Ltd.  ............     65,000        445,074
  Sun Wave Corp.  .....................     74,000        911,330
  Suzutan Co., Ltd.  ..................     62,000        403,153
 #TOC Co., Ltd.  ......................    100,000      1,004,925
 *TYK Corp.  ..........................     67,000        349,852
  Tabai Espec Corp.  ..................     11,000        158,227
  Tada Construction Co., Ltd.  ........     23,000         88,148
  Taihei Dengyo Kaisha, Ltd.  .........     60,000      1,004,925
 #Taihei Kogyo Co., Ltd.  .............    100,000        517,241
 *Taiheiyo Bank, Ltd.  ................     96,000        283,744
 *Taiheiyo Kaiun Co., Ltd.  ...........     72,000        141,872
  Taiheiyo Kouhatsu, Inc.  ............     90,000        325,419
 *Taiheiyo Securities Co., Ltd.  ......    156,000        522,562
  Taikisha, Ltd.  .....................     53,000        908,571
  Taisei Fire & Marine Insurance Co.,
   Ltd. ...............................    118,000        627,783
  Taisei Prefab Construction Co., Ltd.     101,000        553,261
 #Taisei Rotec Corp.  .................    127,000        890,877
 #Taito Co., Ltd.  ....................     70,000        678,621
  Taiyo Toyo Sanso Co., Ltd.  .........    193,000        893,695
 *Taka-Q Co., Ltd.  ...................     77,000        266,276
  Takada Kiko Co., Ltd.  ..............     31,000        291,675
  Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo ........................    148,000        904,039
  Takara Co., Ltd.  ...................     39,000        299,704
  Takarabune Corp.  ...................     52,000        288,946
  Takasago International Corp.  .......    145,000        897,143
*#Takasaki Paper Manufacturing Co.,
   Ltd. ...............................    139,000        358,798
 #Takashima & Co., Ltd.  ..............     60,000        253,005
 #Takiron Co., Ltd.  ..................    110,000        756,453
 #Tamura Corp.  .......................     93,000        639,547
*#Tamura Electric Works, Ltd.  ........     70,000      1,055,172
  Tasaki Shinju Co., Ltd.  ............     53,000        543,054


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
 *Tateho Chemical Industries Co.,
   Ltd. ...............................    106,000     $  320,611
  Tatsuta Electric Wire & Cable Co.,
   Ltd. ...............................    102,000        503,468
 *Tayca Corp.  ........................     74,000        252,985
*#Teac Corp.  .........................    102,000        733,596
  Teijin Seiki Co., Ltd.  .............     44,000        195,074
  Teikoku Hormone Manufacturing  Co.,
   Ltd. ...............................     33,000        461,675
 *Teikoku Sen-I Co., Ltd.  ............     39,000        144,089
  Teikoku Tsushin Kogyo Co., Ltd.  ....     73,000        473,961
 #Teisan Kabushiki Kaisha  ............    182,000      1,048,965
  Tenma Corp.  ........................     32,000        617,931
 #Tesac Corp.  ........................     92,000        364,374
  Titan Kogyo Kabushiki Kaisha  .......     36,000        195,074
  Toa Doro Kogyo Co., Ltd.  ...........     85,000        458,916
  Toa Steel Co., Ltd.  ................    163,000        730,690
 *Toa Wool Spinning & Weaving Co.,
   Ltd. ...............................     73,000        251,005
  Tobu Store Co., Ltd.  ...............     71,000        489,655
  Tochigi Fuji Industrial Co., Ltd.  ..     51,000        366,296
  Tochigi Sogo Bank, Ltd.  ............     83,000        776,847
 #Toda Kogyo Corp.  ...................     70,000        493,103
 #Todentu Corp.  ......................     57,000        422,305
  Toei Co., Ltd.  .....................     84,000        550,345
  Toenec Corp.  .......................     19,000        155,369
*#Toho Rayon Co., Ltd.  ...............    128,000        435,074
  Toho Real Estate Co., Ltd.  .........     80,000        859,113
 #Toho Zinc Co., Ltd.  ................    159,000      1,079,320
  Tohpe Corp.  ........................     36,000        141,517
  Tohto Suisan Co., Ltd.  .............     54,000        218,660
 #Tokai Carbon Co., Ltd.  .............    236,000      1,136,984
  Tokai Corp.  ........................    100,000        596,059
 *Tokai Kanko Co., Ltd.  ..............    132,000        172,966
*#Tokai Kogyo Co., Ltd.  ..............    105,000        257,586
 #Tokai Pulp Co., Ltd.  ...............     84,000        844,138
 #Tokai Rika Co., Ltd.  ...............    108,000        860,808
 *Tokai Senko K.K. Nagoya  ............     47,000        166,700
  Tokico, Ltd.  .......................    189,000        800,690
 *Tokimec, Inc.  ......................    119,000        545,172
 #Tokin Corp.  ........................     76,000      1,145,615
  Toko Electric Corp.  ................     39,000        313,153
  Toko, Inc.  .........................    136,000        924,532
  Tokushu Paper Manufacturing Co.,
   Ltd. ...............................     72,000        645,517
  Tokuyo City Bank, Ltd.  .............    115,000        234,532
  Tokyo Denki Komusho Co., Ltd.  ......     52,000        511,291
 #Tokyo Kikai Seisak  .................    100,000        682,759
 *Tokyo Nissan Auto Sales Co., Ltd.  ..     63,000        342,000
  Tokyo Rakutenchi Co., Ltd.  .........     92,000        471,330
  Tokyo Rope Manufacturing Co.,  Ltd.      158,000        811,015
 *Tokyo Securities Co., Ltd.  .........    193,000        865,172
 #Tokyo Seimitsu Co., Ltd.  ...........     46,000        861,084
  Tokyo Tanabe Co., Ltd., Tokyo  ......     95,000        589,655
*#Tokyo Tekko Co., Ltd.  ..............     67,000        333,350
  Tokyo Theatres Co., Inc., Tokyo  ....    100,000        261,084
  Tokyu Car Corp.  ....................    177,000        871,921
  Tokyu Hotel Chain Co., Ltd.  ........     36,000        240,828
  Tokyu Store Chain Corp.  ............     98,000        733,793
 *Tokyu Tourist Corp.  ................     38,000        142,266
 #Toli Corp.  .........................    101,000        691,576
  Tomoe Corp.  ........................     56,000        342,069
 *Tomoegawa Paper Co., Ltd.  ..........     55,000        313,744


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares         Value+
                                           -------         ------
  Tomoku Co., Ltd.  ...................    157,000     $  812,069
  Tonami Transportation Co., Ltd.  ....    141,000        827,941
*#Topcon Corp.  .......................     64,000      1,147,586
  Topre Corp.  ........................     80,000        626,601
  Topy Industries, Ltd.  ..............     75,000        328,079
  Torishima Pump Manufacturing Co.,
   Ltd., Osaka ........................     18,000        147,192
  Toshiba Engineering & Construction
   Co., Ltd. ..........................    105,000        834,828
 *Toshiba Machine Co., Ltd.  ..........    160,000        770,837
*#Toshiba Tungaloy Co.,Ltd.  ..........    111,000        697,714
 #Tosho Printing Co., Ltd.  ...........     77,000        739,655
  Tostem Viva Corp.  ..................     95,000        608,374
  Totenko Co., Ltd.  ..................     35,000        162,069
  Totetsu Kogyo Co., Ltd.  ............     53,000        287,192
  Totoku Electric Co., Ltd., Tokyo  ...     62,000        390,936
*#Towa Real Estate Development  Co.,
   Ltd. ...............................    160,000        673,103
  Toyama Chemicals Co., Ltd.  .........    221,000        975,448
  Toyo Aluminium K.K.  ................     77,000        490,828
  Toyo Chemical Co., Ltd.  ............     45,000        277,537
 #Toyo Corp.  .........................     38,000        640,197
 *Toyo Electric Co., Ltd.  ............     67,000        323,448
  Toyo Information System Co., Ltd.  ..     59,000        796,355
  Toyo Kanetsu K.K.  ..................    206,000        874,739
 #Toyo Kohan Co., Ltd.  ...............    141,000      1,032,147
 #Toyo Radiator Co., Ltd.  ............    104,000        537,931
 *Toyo Securities Co., Ltd.  ..........    113,000        377,409
  Toyo Shutter Co., Ltd.  .............     20,000        123,153
 #Toyo Sugar Refining Co., Ltd.  ......     60,000        248,276
*#Toyo Tire & Rubber Co., Ltd.  .......    196,000        762,759
  Toyo Umpanki Co., Ltd.  .............    135,000        583,892
  Toyo Warehouse Co., Ltd.  ...........     43,000        169,458
 #Toyo Wharf & Warehouse Co., Ltd.  ...    118,000        540,591
  Toyoda Boshoku Corp.  ...............     74,000        255,172
  Toyoda Gosei Co., Ltd.  .............     61,000        390,640
  Toyoda Machine Works, Ltd.  .........    116,000        941,714
  Toyota Auto Body Co., Ltd.  .........    127,000      1,082,314
  Tsubakimoto Chain Co.  ..............     48,000        242,601
  Tsubakimoto Machinery &
   Engineering Co., Ltd. ..............     44,000        262,266
 #Tsubakimoto Precision Products  Co.,
   Ltd. ...............................     64,000        832,315
  Tsudakoma Corp.  ....................     49,000        280,000
 #Tsugami Corp.  ......................    124,000        647,487
  Tsukamoto Co., Ltd.  ................     44,000        195,074
 #Tsukishima Kikai Co., Ltd.  .........     63,000      1,272,413
  Tsurumi Manufacturing Co., Ltd.  ....     38,000        423,054
  Tsutsunaka Plastic Industry Co.,
   Ltd. ...............................     71,000        629,557
 #Uchida Yoko Co., Ltd.  ..............     72,000        482,365
  Ueki Corp.  .........................     47,000        245,419
  Uniden Corp.  .......................     36,000        592,315
  Unisia Jecs Corp.  ..................    139,000        766,897
 #Utoc Corp.  .........................     38,000        205,163
 #Wakachiku Construction Co., Ltd.  ...    176,000      1,163,506
 #Wakamoto Pharmaceutical Co., Ltd.  ..     48,400        294,692
 #Yahagi Construction Co., Ltd.  ......     59,000        453,399
 *Yahagi Iron Co., Ltd.  ..............     40,000        108,374
 #Yamagata Bank, Ltd.  ................    185,000      1,015,221
  Yamamura Glass Co., Ltd.  ...........    139,000        814,828
 #Yamatane Corp.  .....................     92,000        723,310
 *Yamatane Securities Co., Ltd.  ......    193,000        665,517
  Yamato International, Inc.  .........     43,000        183,015
  Yamato Kogyo Co., Ltd.  .............     70,000        637,931


THE JAPANESE SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares          Value+
                                           -------          ------
*#Yamazen Co., Ltd.  ..................    131,000     $   560,138
  Yokogawa Bridge Corp.  ..............     64,000         926,897
 *Yokohama Matsuzakaya, Ltd.  .........     27,000          95,764
  Yokohama Reito Co., Ltd.  ...........     62,000         714,680
  Yomeishu Seizo Co., Ltd.  ...........     46,000         376,158
 #Yomiuri Land Co., Ltd.  .............    132,000         920,749
  Yondenko Corp.  .....................     56,000         502,621
 *Yoshihara Oil Mill, Ltd.  ...........     36,000         154,640
  Yoshimoto Kogyo Co., Ltd.  ..........     16,000         198,621
 #Yuasa Trading Co., Ltd.  ............    165,000         859,951
 *Yuken Kogyo Co., Ltd.  ..............     60,000         276,650
  Zenchiku Co., Ltd.  .................    126,000         502,759
  Zenitaka Corp.  .....................    105,000         693,103
                                                     -------------
TOTAL COMMON STOCKS
  (Cost $369,129,180) .................                367,472,565
                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Danto Corp. Rights 12/14/95
  (Cost $0) ...........................      7,000          77,931
                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $36,054)  ........                     35,990
                                                     -------------
                                            Face
                                           Amount
                                          ---------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Securities
  Corp. 5.65%, 12/01/95 (Collateralized
  by U.S. Treasury Notes 6.125%,
  05/31/97)
  (Cost $2,871,000) ...................   $  2,871       2,871,000
                                                     -------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $372,036,234) .......................               $370,457,486
                                                     =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                             SCHEDULE OF INVESTMENTS
                   THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                              Shares          Value+
                                              ------          ------
MALAYSIA -- (23.3%)
COMMON STOCKS -- (23.3%)
  Acidchem (Malaysia) Berhad  ..........      75,850        $251,585
  Actacorp Holdings Berhad  ............      26,000          45,378
 *Advance Synergy Berhad  ..............     260,400         331,091
  Ajinimoto (Malaysia) Berhad  .........      44,000          95,558
  Aluminum Co. of Malaysia  ............     139,000         214,057
  Amalgamated Industrial Steel
   Berhad ..............................     125,000         340,573
 *Anakku Corp. Berhad  .................      10,000          25,864
 *Anson Perdana Berhad  ................      77,000         146,551
  Antah Holding Berhad  ................     280,000         263,139
  Arab Malaysia Corp. Berhad  ..........     156,000         449,674
  Arab Malaysia Development
   Berhad ..............................     710,000         395,301
  Arensi Holdings (Malaysia) Berhad  ...      22,000          38,049
  Asia Pacific Land Berhad  ............     602,100         339,981
 *Austral Amalgamated Tin Berhad  ......      94,000         118,776
  Austral Enterprises Berhad  ..........     192,000         348,746
  Autoways Holdings Berhad  ............      10,000          19,941
  Ayer Hitam Planting Syndicate
   Berhad ..............................      50,000         204,344
 *Ayer Hitam Tin Dredging Malaysia
   Berhad ..............................      36,000          81,880
 *Ayer Molek Rubber Co. Berhad  ........       1,000          32,182
  Ban Hin Lee Bank Berhad  .............      47,000         137,335
  Bandar Raya Developments
    Berhad .............................     266,000         411,735
  Batu Kawan Berhad  ...................     236,000         568,450
  Benta Plantations Berhad  ............     100,100          89,724
  Berjaya Group Berhad  ................     928,500         564,616
  Berjaya Industrial Berhad  ...........     614,000         370,946
  Berjaya Leisure Berhad  ..............     500,000         432,379
 *Berjuntai Tin Dredging Berhad  .......      36,000         112,300
  Binaan Setegap Berhad  ...............      16,000          25,019
  Bolton Properties Berhad  ............     150,000         188,351
  Bukit Katil Rubber Estates Berhad  ...       7,000          83,613
  CI Holdings Berhad  ..................      64,000         224,916
  Carlsberg Brewery Malaysia
   Berhad ..............................     124,250         549,497
  Cement Industries of Malaysia
   Berhad ..............................     160,000         502,270
  Cement Manufacturers Sarawak  Berhad        37,000         160,711
  Chase Perdana Berhad  ................      28,000         100,612
  Chemical Co. of Malaysia Berhad  .....     212,000         411,862
  Chin Teck Plantations Berhad  ........      66,000         187,641
  Chocolate Products (Malaysia)
   Berhad ..............................     149,600         109,283
  Cold Storage (Malaysia) Berhad  ......      90,000         114,432
  Computer Forms Malaysia Berhad  ......      16,000          37,591
  Concrete Engineering Products
   Berhad ..............................      24,000          33,358
  Cycle & Carriage Bintang Berhad  .....     117,000         535,913
  DNP Holdings Berhad  .................     185,000         153,406
  Daibochi Plastic & Packaging
   Industry Berhad .....................      32,200          75,653
 *Dataprep Holdings Berhad  ............      31,000          39,660
 *Denko Industrial Corp. Berhad  .......      16,000          24,387
 *Diperdana Corp. Berhad  ..............      38,000          79,526
  Dutch Baby Milk Industry (Malaysia)
   Berhad ..............................      19,000         102,784


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  East Asiatic Co. (Malaysia) Berhad  ..     377,000        $652,028
  Eastern & Oriental Berhad  ...........      27,000          37,955
 *FA Peninsular Berhad  ................      84,000          60,367
 *FACB Berhad  .........................     696,000         291,317
  FCW Holdings Berhad  .................     224,000         394,488
  Far East Holdings Berhad  ............      66,000          88,608
  Federal Flour Mills Berhad  ..........     217,000         676,920
  Fima Corp. Berhad  ...................      34,000          64,442
  Gadek (Malaysia) Berhad  .............      63,000         273,643
 *General Corp. Berhad  ................     386,000         222,531
  George Kent (Malaysia) Berhad  .......     102,500         186,989
  George Town Holdings Berhad  .........     147,000         197,354
  Glenealy Plantations (Malaysia)
   Berhad ..............................      76,000         216,071
  Goh Ban Huat Berhad  .................      67,000         121,698
  Gold Coin (Malaysia) Berhad  .........      46,000         105,350
  Golden Frontier Berhad  ..............      29,000          33,895
  Golden Plus Holdings Berhad  .........     160,000         265,350
  Gopeng Berhad  .......................      94,500          99,258
  Guinness Anchor Berhad  ..............     368,000         639,368
 *Gula Perak Berhad  ...................      60,000          68,233
  Guthrie Ropel Berhad  ................     142,000         215,313
  Hexza Corp. Berhad  ..................     163,000          95,901
  Hil Industries Berhad  ...............      11,000          20,154
  Ho Hup Construction Co. Berhad  ......      71,000         183,633
  Hock Hua Bank Berhad  ................      98,000         280,553
  IGB Corp. Berhad  ....................     561,000         480,699
  IOI Properties Berhad  ...............      52,700         115,493
  Inchcape Timuran Berhad  .............      50,000          93,978
 *Innovest Berhad Issue 95  ............     110,000         275,814
 *Insas Berhad  ........................     601,600         382,458
  Island & Peninsular Berhad  ..........     139,000         340,296
  Jaya Netting Industries Berhad  ......      18,000          28,715
  Johan Holdings Berhad  ...............     374,000         279,115
 *Kampong Lanjut Tin Dredging
   Berhad ..............................      28,000          73,524
  Kanzen Berhad  .......................      93,000         101,722
  Keck Seng (Malaysia) Berhad  .........     289,500         395,526
  Kedah Cement Holdings Berhad  ........     355,000         577,532
  Kelang Container Terminal Berhad  ....     152,000         351,115
  Kemayan Corp. Berhad  ................     301,000         401,730
  Kentucky Fried Chicken Holding
   (Malaysia) Berhad ...................     114,000         558,184
  Khong Guan Holdings (Malaysia)
   Berhad ..............................      21,000          61,777
  Kian Joo Can Factory Berhad  .........     141,000         562,330
  Kluang Rubber Co. (Malaysia)
   Berhad ..............................       2,000          80,553
  Kretam Holdings Berhad  ..............      97,500         192,498
  Kuala Sidim Berhad  ..................     109,000         230,267
 *Kuantan Flour Mills Berhad  ..........      19,000          36,012
  Kulim Malaysia Berhad  ...............     220,200         304,324
  Kumpulan Belton Berhad  ..............      21,000          33,500
  Kumpulan Emas Berhad  ................     134,000         115,878
  Larut Consolidated Berhad  ...........     181,250         246,199
  Leisure Management Berhad  ...........      80,000         246,397
  Lien Hoe Corp. Berhad  ...............     215,000         197,808
  Lim Kim Hai Holdings Berhad  .........      43,000         115,459


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
 *Lion Corp. Berhad  ...................      94,000        $132,138
  Lion Land Berhad  ....................     123,375         128,612
  Long Huat Group Berhad  ..............      33,000          38,962
  MBF Holdings Berhad  .................     738,500         367,427
  MCB Holdings Berhad  .................     177,000         102,740
  MMC Engineering Group Berhad  ........      38,000         100,158
  MUI Properties Berhad  ...............     483,000         307,060
  MWE Holdings Berhad  .................     164,000         149,591
  Malakoff Berhad  .....................     193,000         594,432
  Malaya Glass Berhad  .................      27,000          87,423
  Malayan Cement Berhad  ...............     393,000         695,218
  Malayan Flour Mills Berhad  ..........      92,400          83,187
  Malayawata Steel Berhad  .............     163,000         279,337
  Malaysia Aica Berhad  ................      70,000         138,203
  Malaysia Assurance Alliance
   Berhad ..............................     104,625         413,129
  Malaysia British Assurance Berhad  ...      47,000          80,545
  Malaysian Mosaics Berhad  ............     331,000         376,419
  Malaysian Oxygen Berhad  .............     168,000         603,672
  Malaysian Pacific Industries  ........     237,666         666,309
  Malaysian Packaging Industry  ........      14,000          15,755
  Malaysian Tobacco Co. Berhad  ........     247,000         351,115
  Malex Industries Berhad  .............      13,000          55,439
  Mancon Berhad  .......................      33,000         149,852
  Matsushita Electric Co. (Malaysia)
   Berhad ..............................      39,000         292,596
  Mechmar Corp.  .......................      84,000          93,204
  Mega First Corp. Berhad  .............     236,000         193,832
 *Menang Corp.  ........................     248,000         141,994
  Mentiga Corp. Berhad  ................      41,000          80,948
  Metacorp Berhad  .....................     176,000         399,605
  Metrojaya Berhad  ....................      34,000          77,196
  Metroplex Berhad  ....................     183,000         140,908
  Muda Holdings Berhad  ................     190,625         180,652
  Mun Loong Berhad  ....................      35,000          72,557
  Nam Fatt Berhad  .....................     100,000         268,509
  Nanyang Press (Malaya) Berhad  .......      67,200         141,962
  Negara Properties (Malaysia)
   Berhad ..............................      74,000         295,123
  Negri Sembilan Oil Palms Berhad  .....      34,000          78,539
  New Straits Times Press (Malaysia)
   Berhad ..............................     199,000         663,988
  Nylex (Malaysia) Berhad  .............     182,000         546,180
  Oriental Holdings Berhad  ............      25,000         117,473
  PJ Development Holdings Berhad  ......     310,800         231,949
  PSC Industries Berhad  ...............      46,666         213,751
  PWE Industries Berhad  ...............      14,000          69,102
  Palmco Holdings Berhad  ..............     179,000         223,352
  Pan Malaysia Cement Works
   Berhad ..............................     373,000         375,577
 *Pan Malaysia Cement Works
   Berhad Series A .....................     319,500         315,400
  Paramount Corp. Berhad  ..............      73,000          62,263
  Parit Perak Holdings Berhad  .........      17,000         251,728
  Park May Berhad  .....................      48,000         100,454
  Pelangi Berhad  ......................     393,500         324,744
 *Pengkalen Industrial Holdings
   Berhad ..............................      39,000         106,259
  Pernas International Hotels &
   Properties Berhad ...................     454,500         279,968
  Petaling Garden Berhad  ..............     232,000         226,274
  Petaling Tin Berhad  .................      20,000          69,891
  Phileo Allied Berhad  ................      50,000         196,446
  Pilecon Engineering Berhad  ..........     261,500         254,014
  Poly Glass Fibre (Malaysia) Berhad  ..      40,000          55,281


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares            Value+
                                              ------            ------
 *Promet Berhad  .......................     648,000       $   606,421
  Putera Capital Berhad  ...............      73,000            90,511
  RJ Reynolds Berhad  ..................     319,000           724,284
  Rahman Hydraulic Tin Berhad  .........      33,000            76,229
  Rashid Hussain Berhad  ...............     160,000           398,026
  SCB Developments Berhad  .............     240,500           311,487
 *SPK Sentosa Corp. Berhad  ............      51,000            59,609
  Samanda Holdings Berhad  .............      73,000           167,187
 *Sanda Plastics Industries Berhad  ....      11,000            17,374
  Sanyo Industries (Malaysia) Berhad  ..      33,600            98,180
  Sapura Telecommunications
   Berhad ..............................     168,000           174,468
  Sarawak Oil Palms Berhad  ............     104,400           174,790
 *Sateras Resources (Malaysia)
   Berhad ..............................     167,000           138,480
  Scientex, Inc. Berhad  ...............      66,000            88,087
  Selangor Dredging Berhad  ............     324,000           181,670
  Selangor Properties Berhad  ..........     419,000           377,224
 *Setron (Malaysia) Berhad  ............      54,666            92,819
  Shanghai Chong Kee Berhad  ...........      19,000            43,139
  Siah Brothers Corp. Berhad  ..........      55,000            86,871
 *Sin Heng Chan Berhad  ................      17,000            67,127
  Sitt Tatt Berhad  ....................      76,000           148,249
 *South East Asia Lumber, Inc.
   Berhad ..............................      58,000            97,564
  South Johore Amalgamated Holding
   Berhad ..............................      27,000            52,028
  South Malaysia Industries Berhad  ....     126,000           116,920
 *Southern Acids (Malaysia) Berhad  ....      60,000           101,876
  Southern Bank Berhad (Foreign)  ......      75,000           144,521
 *Sri Hartamas Corp. Berhad  ...........     234,000           141,370
  Sriwani Holdings Berhad  .............     127,400           179,089
  Sungei Bagan Rubber Co.
   (Malaysia) Berhad ...................       2,000            78,973
  Sungei Way Holdings Berhad  ..........     132,250           391,658
 *Tai Wah Garments Manufacturing
   Berhad (Foreign) ....................      30,000            30,207
  Taiping Consolidated Berhad  .........     103,000           166,752
  Tajo Bricks Berhad  ..................      16,000            36,644
  Tasek Cement Berhad  .................     182,000           441,974
  Tenggara Capital Berhad  .............      62,000            90,582
  Timah Langat Berhad  .................      22,000           104,245
  Tiong Nam Transport Holdings
   Berhad ..............................      17,000            22,555
 *Trengganu Development &
   Management Berhad ...................      66,000            72,971
  Tronoh Mines Malaysia Berhad  ........      36,000           109,457
  UAC Berhad  ..........................      61,000            96,347
  UMW Holdings Berhad  .................     239,466           562,615
 *Union Paper Holdings Berhad  .........      17,000            47,325
  Uniphoenix Corp. Berhad  .............     228,000           170,156
  Uniphone Telecommunications
   Berhad ..............................     170,000           179,230
  United Chemical Industries Berhad  ...      18,000            24,166
  United Malacca Rubber Estates  Berhad       86,000           383,731
  United Malayan Flour Mills Berhad  ...      22,000            86,002
  United Plantations Berhad  ...........     185,000           365,252
  Westmont Industries Berhad  ..........      28,800            96,095
  Westmont Land (Asia) Berhad  .........     129,000           218,014
  Wing Tiek Holdings Berhad  ...........      85,800           382,839
 *Worldwide Holdings Berhad  ...........     192,000           242,608
                                                         -------------
TOTAL COMMON STOCKS
  (Cost $34,443,482) ...................                    44,955,402
                                                         -------------


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares            Value+
                                              ------            ------

INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts (Cost $37,555)  ...                   $    40,069
                                                         -------------
RIGHTS/WARRANTS -- (0.0%)
 *Eastern & Oriental Berhad Rights
   12/13/95 ............................      40,500             8,956
 *PJ Development Holdings Berhad
   Rights for Warrants 12/07/95 ........     124,320            13,745
                                                         -------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                        22,701
                                                         -------------
TOTAL -- MALAYSIA
  (Cost $34,481,037) ...................                    45,018,172
                                                         -------------
AUSTRALIA -- (20.6%)
COMMON STOCKS -- (20.3%)
  AAPC, Ltd.  ..........................     673,063           374,915
  Aberfoyle, Ltd.  .....................     168,750           375,994
  Adelaide Brighton, Ltd.  .............     215,309           183,898
 *Agen, Ltd.  ..........................      71,000             7,910
 *Airboss, Ltd.  .......................     246,250            12,802
  Allgas Energy, Ltd.  .................      18,800           146,610
  Amalgamated Holdings, Ltd.  ..........      47,400           584,390
  Ashton Mining, Ltd.  .................     475,500           667,465
  Atkins Carlyle, Ltd.  ................      54,269           141,070
 *Auridiam Consolidated NL  ............      63,097            33,272
  Australian Chemical Holdings, Ltd.  ..      56,200           162,786
  Australian Industry Development
   Corp. ...............................     289,553           434,406
  Australian Oil & Gas Corp., Ltd.  ....      76,500            52,272
  Australian Provincial Newspaper
   Holdings, Ltd. ......................     276,649           402,718
  Awa, Ltd.  ...........................     335,000           134,355
  Ballarat Brewing Co. Ltd.  ...........      51,392            83,209
  Bank of Melbourne, Ltd.  .............     208,870         1,126,235
  Bank of Queensland, Ltd.  ............      98,077           325,605
 *Beach Petroleum NL  ..................     165,200             7,362
 *Biota Holdings, Ltd.  ................      82,600            85,886
  Blackmores, Ltd.  ....................      26,363            52,866
 *Boulder Group NL  ....................      66,500            18,768
 *Brash Holdings, Ltd.  ................      51,810            86,964
  Bridgestone Australia, Ltd.  .........      47,600            88,382
  Buderim Ginger, Ltd.  ................       7,300             3,958
  Burmine, Ltd.  .......................      59,848           111,568
  Caltex Australia, Ltd.  ..............     215,500           752,249
  Campbell Brothers, Ltd.  .............      25,131            54,128
 *Campbell Brothers, Ltd. Issue 95  ....       6,282            13,204
 *Cape Range, Ltd.  ....................     217,000            54,797
  Capral Aluminium, Ltd.  ..............     321,400           763,857
 *Carrington Cotton Corp., Ltd.  .......      19,300            27,235
  Central Equity, Ltd.  ................     109,635            67,584
  Central Norseman Gold Corp., Ltd.  ...     374,000           305,549
  Centro Properties, Ltd.  .............     139,160           219,112
  Centro Properties, Ltd. (Partly
   Paid) ...............................      59,289            52,401
  Challenge Bank, Ltd.  ................     170,333           659,102
 *Climax Mining, Ltd.  .................     134,600           104,966
  Clyde Industries, Ltd.  ..............     178,893           184,682
  Coal & Allied Industries, Ltd.  ......      11,250           117,812
 *Command Petroleum, Ltd.  .............     411,300           122,190
 *Computer Power Group, Ltd.  ..........      47,260            94,771
 *Consolidated Rutile, Ltd.  ...........      83,300           128,684
 *Coolgardie Gold NL  ..................     173,200            29,586


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares           Value+
                                              ------           ------
 *Coplex Resources NL  .................      203,500      $   30,228
 *Cortecs International, Ltd.  .........      173,400         382,491
  Country Road, Ltd.  ..................       87,996         114,371
  Coventry Group, Ltd.  ................       57,738         206,693
  Crane (G.E) Holdings, Ltd.  ..........       47,333         246,081
  Croesus Mining NL  ...................       97,100          43,991
 *Crusader, Ltd.  ......................      141,700         142,076
 *Cudgen RZ, Ltd.  .....................       30,300          36,231
 *DJL, Ltd.  ...........................      277,900           2,064
  Danks Holdings, Ltd.  ................        6,150          55,725
  Datacraft, Ltd.  .....................      124,257          48,912
  Defiance Mills, Ltd.  ................       69,200          67,842
*#Delta Gold NL  .......................      338,100         828,658
 *Denehurst, Ltd.  .....................       82,700          27,640
 *Devex, Ltd.  .........................      229,000          64,630
 *Discovery Petroleum NL  ..............      163,600          54,678
 *Dominion Mining, Ltd.  ...............      765,378         164,850
  ERG, Ltd.  ...........................      207,550         226,598
  Eltin, Ltd.  .........................       91,639         210,988
 *Emporer Mines, Ltd.  .................      109,000         174,053
  Energy Resources of Australia, Ltd.
   Series A ............................      231,589         782,610
 *Equatorial Mining NL  ................      864,290         121,963
  Evans Deakin Industries, Ltd.  .......       90,000         201,199
 *Exicom, Ltd.  ........................      171,700          20,404
  FAI Insurances, Ltd.  ................      522,238         217,206
  Fai Life, Ltd.  ......................      171,172          86,449
  Faulding (F.H.) & Co., Ltd.  .........      167,197         676,770
  Finemore Holdings, Ltd.  .............       53,500          81,456
  Foodland Associated, Ltd.  ...........       84,231         280,263
  Forrestania Gold NL  .................      104,040         146,815
 #Futuris Corp., Ltd.  .................      491,189         474,251
  GUD Holdings, Ltd.  ..................       59,230         140,769
  Galore Group, Ltd.  ..................       83,500          16,744
  Gibson Chemical Industries, Ltd.  ....       32,500         138,793
 *Gold Mines of Australia, Ltd.  .......      494,022         117,412
*#Golden Shamrock Mines, Ltd.  .........      320,900         183,517
 *Goldfields, Ltd.  ....................      132,934         330,748
 *Great Central Mines NL  ..............      255,900         513,157
  Gunns, Ltd.  .........................       39,400          87,788
  Gwalia Consolidated, Ltd.  ...........       90,900         138,399
  Hardie (James) Industries, Ltd.  .....      423,213         697,796
  Harvey Norman Holdings, Ltd.  ........      103,400         534,498
 *Harvey Norman Holdings, Ltd. Issue
   95 ..................................        6,894          34,971
 *Helix Resources NL  ..................       25,000           5,942
  Henry Walker Group, Ltd.  ............      145,958         184,286
  Herald Resources, Ltd.  ..............       62,628          55,352
  Hills Industries, Ltd.  ..............       31,500         140,371
 *ISR Group, Ltd.  .....................       85,500          82,552
  Incitec, Ltd.  .......................      176,432         704,978
  Ipoh, Ltd.  ..........................      107,500          91,817
 *Jennings Group, Ltd.  ................    1,010,500          67,545
 *Johnson's Well Mining NL  ............       10,000          18,568
  Joyce Corp., Ltd.  ...................       10,952           8,541
  Jupiters, Ltd.  ......................      159,200         295,597
  Kalamazoo Holdings, Ltd.  ............       90,300         135,474
  Kidston Gold Mines, Ltd.  ............      224,800         288,841
  Kurts (Peter) Properties, Ltd.  ......      122,036         118,734
  Lanes, Ltd.  .........................       21,539          39,593
  Leighton Holdings, Ltd.  .............      415,941       1,050,333
  Lemarne Corp., Ltd.  .................       16,300          47,214
 *Loscam, Ltd.  ........................      214,000          44,503
  MacMahon Holdings, Ltd.  .............      182,100          89,263
 *Magellan Petroleum Australia, Ltd.  ..       31,200          50,979
 *Matrix Telecommunications Group
   Series A ............................       82,300         119,804


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
 *McIntosh Securities, Ltd.  ...........     118,300        $ 75,561
 *McPherson's, Ltd.  ...................     219,000          30,904
 *Meekatharra Minerals, Ltd.  ..........      35,000           8,578
  Memtec, Ltd.  ........................     137,106         229,116
  Metal Manufactures, Ltd.  ............     272,200         549,887
  Metway Bank, Ltd.  ...................     239,629         621,128
  Mildara Blass, Ltd.  .................      89,554         425,678
  Mirvac, Ltd.  ........................     251,593         209,282
  Mount Edon Gold Mines (Australia),
   Ltd. ................................      99,938         211,540
 *Mount Kersey Mining NL  ..............      65,900         159,069
  Mount Leyshon Gold Mines, Ltd.  ......     123,900         332,196
  National Can Industries, Ltd.  .......      75,960         152,323
  National Consolidated, Ltd.  .........     361,789         228,397
  National Foods, Ltd.  ................     458,249         473,078
  OPSM Protector, Ltd.  ................     265,450         415,989
  Oil Company of Australia, Ltd.  ......      51,800          69,250
  Oil Search, Ltd.  ....................     306,000         259,085
 *Orbital Engine Corp., Ltd.  ..........     509,358         450,180
  Oroton International, Ltd.  ..........      31,400          29,151
  Pacific BBA, Ltd.  ...................     242,738         501,186
  Pacific Magazines and Printing,  Ltd.      356,610         754,839
 *Pan Pacific Petroleum NL  ............     298,000          33,199
  Parbury, Ltd.  .......................     123,436          49,505
 *Payce Consolidated, Ltd.  ............      18,000           5,347
  Penfold (W.C.), Ltd.  ................      14,100          18,326
 *Peptide Technology, Ltd.  ............     158,000          56,327
 *Perilya Mines NL  ....................     123,500          61,455
  Permanent Trustee Co., Ltd.  .........      14,000          42,631
 *Petroleum Securities Australia, Ltd.        86,300         201,260
 *Petroz NL  ...........................     205,940          85,653
 *Portman Mining, Ltd.  ................      68,400          46,229
 *Portman Mining, Ltd. Issue 95  .......      68,400          44,705
 *Power Pacific, Ltd.  .................     264,900          29,511
  Prime Television, Ltd.  ..............     120,293         159,923
  QCT Resources, Ltd.  .................      24,153          28,702
  QUF Industries, Ltd.  ................     134,977         228,566
 *Queensland Metals Corp., Ltd.  .......     176,000          94,116
  Reece Australia, Ltd.  ...............      28,600         142,317
  Resolute Samantha, Ltd.  .............     291,257         588,385
  Ridley Corp., Ltd.  ..................     506,603         504,184
 #Rothmans Holdings, Ltd.  .............     191,300         724,605
  Rural Press, Ltd.  ...................     180,300         649,462
  SBS Iama, Ltd.  ......................      34,220          55,914
 *Savage Resources, Ltd.  ..............     725,200         533,223
  Schaffer Corp., Ltd.  ................      11,800          22,348
  Scott Corp., Ltd.  ...................      43,000          67,066
  Siddons Ramset, Ltd.  ................      81,053         216,714
  Simsmetal, Ltd.  .....................     121,343         661,496
 *Sipa Resources International NL  .....      81,000           7,821
  Sons of Gwalia, Ltd.  ................     120,200         633,839
 *Southern Pacific Petroleum NL  .......     389,400         159,065
  Spicers Paper, Ltd.  .................     224,700         413,877
  Spotless Group, Ltd.  ................     184,000         232,318
  Spotless Services, Ltd.  .............     271,100         360,412
  St. Barbara Mines, Ltd.  .............     339,400         209,221
  Stanilite Pacific, Ltd.  .............     101,390          54,218
 *Stanilite Pacific, Ltd. Issue 95  ....      20,278           9,789
  Steamships Trading Co., Ltd.  ........       5,128          10,283
  Sunraysia Television, Ltd.  ..........      13,000          46,924
  Sunshine Broadcasting Network,  Ltd.        73,100         114,013
  Tassal, Ltd.  ........................     328,201          53,626
 *Ticor, Ltd.  .........................      22,230          28,728
 *Ticor, Ltd. Issue 95  ................      16,672          21,298


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares           Value+
                                              ------           ------
 *Titan Resources NL  ..................       50,000       $  10,027
 *Tooth & Co., Ltd.  ...................      153,000          40,908
 *Transcom International, Ltd.  ........      223,200          26,523
 *Union Gold Mining Co. NL  ............      127,600          56,861
  VA Holdings, Ltd.  ...................      189,000          21,056
  Villa World, Ltd.  ...................      121,500          89,336
  Village Roadshow, Ltd.  ..............      250,080         947,252
 *Waco Kwikform, Ltd.  .................      209,308          21,764
  Wattyl, Ltd.  ........................      130,517         508,912
  Webster, Ltd.  .......................       29,100          22,045
  Weston (George) Foods, Ltd.  .........       20,100         101,513
  Westralian Forest Industries, Ltd.  ..       30,000          86,896
  Westralian Sands, Ltd.  ..............      141,443         383,434
  White (Joe) Maltings, Ltd.  ..........       15,000          41,777
  Wills (W.D. & H.O.) Holdings, Ltd.  ..      237,000         352,042
 *Wiluna Mines, Ltd.  ..................      240,000         238,854
                                                        -------------
TOTAL COMMON STOCKS
  (Cost $35,234,266) ...................                   39,092,858
                                                        -------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Australia Dollar (Cost $538,242)  ....                      544,621
                                                        -------------
RIGHTS/WARRANTS -- (0.0%)
 *DJL, Ltd. Rights  ....................      147,287               0
 *Forrestania Gold NL Rights  12/11/95         26,010           2,898
 *Helix Resources NL Rights  12/12/95  .        8,333             248
                                                        -------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                        3,146
                                                        -------------
TOTAL -- AUSTRALIA
  (Cost $35,772,508) ...................                   39,640,625
                                                        -------------
HONG KONG -- (19.7%)
COMMON STOCKS -- (19.6%)
  ABC Communications (Holdings),  Ltd.        338,000          70,813
  ALCO Holdings, Ltd.  .................      314,000          58,475
  ASM Pacific Technology, Ltd.  ........      310,000         264,597
  AWT World Transport Holdings,  Ltd.  .      167,200          15,352
  Allied Group, Ltd.  ..................    4,928,000         344,147
 *Allied Industries International, Ltd.     1,698,000          72,466
  Anex International Holdings, Ltd.  ...      152,000          13,957
  Applied International Holdings, Ltd.      1,110,000         120,582
 *Asia Commercial Holdings, Ltd.  ......    3,640,000          70,611
  Asia Financial Holdings, Ltd.  .......    1,000,000         375,040
  Associated International Hotels,
   Ltd. ................................      828,000         476,508
  Beauforte Investors Corp., Ltd.  .....       66,000         102,425
  Beijing Development (Hong Kong),
   Ltd. ................................      164,000          29,057
  Benelux International, Ltd.  .........       30,000           1,901
 *Berjaya Holdings (Hong Kong), Ltd.  ..    1,420,000          33,790
  Burwill Holdings, Ltd.  ..............    1,332,000         163,647
  CDL Hotels International, Ltd.  ......      460,000         206,725
 *CDW International, Ltd.  .............      178,000          17,265
 *CIL Holdings, Ltd.  ..................      122,000           5,207
  CNT Group, Ltd.  .....................      980,000          57,666
  Cafe de Coral Holdings, Ltd.  ........      384,000          91,872
  Capital Asia, Ltd.  ..................      903,361         161,221
  Century City International Holdings,
   Ltd. ................................    3,363,202         756,802


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Champion Technology Holdings,  Ltd.  .    1,237,319       $140,814
  Chen Hsong Holdings, Ltd.  ...........    1,156,000        605,470
  Cheuk Nang Properties (Holdings),
   Ltd. ................................      708,400        131,923
  Cheung Wah Development Co.,  Ltd.  ...    1,286,000         44,904
 *Chevalier (OA) International, Ltd.  ..    1,604,000         89,198
  Chevalier International Holdings,
   Ltd. ................................    1,372,000        218,242
  China Aerospace International
   Holdings, Ltd. ......................    1,620,000        165,509
 #China Foods Holdings, Ltd.  ..........    1,128,000        269,874
  China Merchants Hai Hong
   Holdings Co., Ltd. ..................      574,000        150,320
  China Motor Bus Co., Ltd.  ...........      105,000        855,480
  China Travel International
   Investment Hong Kong, Ltd. ..........    1,360,000        226,887
 *China Treasure Telecom Holdings,
   Ltd. ................................      230,000         10,262
  Chow Sang Sang Holdings
   International, Ltd. .................    1,012,000        337,006
 *Chuang's China Investments, Inc.  ....      820,000         37,116
  Chun Wo Holdings, Ltd.  ..............      154,000         20,713
  Climax International Co., Ltd.  ......      296,000         37,897
  Companion Building Material
   (Holdings), Ltd. ....................      351,360         63,161
 *Continental Holdings, Ltd.  ..........       54,000          3,073
 *Continental Mariner Investment Co.,
   Ltd. ................................      395,000         35,758
  Cosmos Machinery Enterprises,  Ltd.  .      500,000         58,843
  Crocodile Garments, Ltd.  ............    1,419,000        102,766
  Cross Harbour Tunnel Co., Ltd.  ......      328,103        636,475
  Culturecom Holdings, Ltd.  ...........    1,950,000         58,254
  Dah Sing Financial Holdings, Ltd.  ...      215,200        470,337
  Daido Concrete (Hong Kong), Ltd.  ....      194,000         23,834
  Dickson Concepts (International),
   Ltd. ................................      616,000        446,117
  Dransfield Holdings, Ltd.  ...........      190,000         11,303
  Dynamic Holdings, Ltd.  ..............      158,000         30,241
  East Asiatic Co. (Hong Kong), Ltd.  ..      919,000        118,849
  Egana International Holdings, Ltd.  ..      861,600         93,598
  Elec & Eltek International Holdings,
   Ltd. ................................    2,371,159        469,172
  Emporer International Holdings,  Ltd.       124,800         38,735
 *Englong International, Ltd.  .........      130,000         34,885
  FPB Bank Holding Co., Ltd.  ..........    1,399,520        287,777
 *Fairwood Holdings, Ltd.  .............      284,000         26,812
  Far East Consortium International,
   Ltd. ................................    1,316,626        190,704
 *Far East Holdings International,
   Ltd. ................................       70,000          5,432
 *Far East Hotels & Entertainment,
   Ltd. ................................    1,762,000        403,329
  First Asia International Holdings,
   Ltd. ................................      115,000          9,221
 *Fong's Industries Co., Ltd.  .........      174,000         12,826
  Fortei Holdings, Ltd.  ...............      242,000         11,267
  Fountain Set Holdings, Ltd.  .........    1,774,000        321,190
  Four Seas Mercantile Holdings,  Ltd.        242,000         73,547
  Frankie Dominion International, Ltd.        452,000         24,551
 *Fu Hui Jewelry Co. (Hong Kong),  Ltd.       232,000          8,401
  Furama Hotel Enterprises, Ltd.  ......      428,000        478,784
 *General Electronics, Ltd.  ...........    1,562,000         93,932
  Giordano International, Ltd.  ........      536,000        481,759
  Gold Peak Industries (Holdings),
   Ltd. ................................      950,000        433,075
  Golden Resources Development
   International, Ltd. .................      878,000         88,566
 #Goldlion Holdings, Ltd.  .............      620,000        398,901


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Grand Hotel Holdings, Ltd.
   Series A ............................    1,212,000     $  450,630
  Grande Holdings, Ltd.  ...............      370,000        215,325
  Great Wall Electronic International,
   Ltd. ................................    2,038,000        166,045
  Guangzhou Investment Co., Ltd.  ......    1,026,000        200,357
  HKCB Bank Holding Co., Ltd.  .........      450,000        138,215
 *Hanny Magnetics (Holdings), Ltd.  ....    2,192,000         31,466
  Harbour Centre Development, Ltd.  ....      314,000        332,984
  Harbour Ring International
   Holdings, Ltd. ......................    1,456,000        150,637
 *High Fashion International, Ltd.  ....      178,000          9,438
 *Hoi Sing Holdings, Ltd.  .............      148,500         15,748
 #Hon Kwok Land Investment Co.,  Ltd.  .    1,892,682        575,209
  Hong Kong Ferry (Holdings) Co.,  Ltd.       757,500        754,316
  Hong Kong Parkview Group, Ltd.  ......    1,026,000        258,739
  Hong Kong Toy Centre
   International, Ltd. .................      508,000         27,264
  Hop Hing Holdings, Ltd.  .............      592,048        112,552
  Hsin Chong Construction Group,  Ltd.        426,000         60,601
  Hung Hing Printing Group, Ltd.  ......      390,000         85,742
  Hwa Kay Thai Holdings, Ltd.  .........    2,269,205        296,398
  IDT International, Ltd.  .............      372,061         44,267
  IMC Holdings, Ltd.  ..................      531,000        319,321
  Innovative International (Holdings),
   Ltd. ................................      438,000        148,691
 *International Pipe, Ltd.  ............      108,000         10,196
 *Island Dyeing & Printing Co., Ltd.  ..      135,000         92,532
  JCG Holdings, Ltd.  ..................      430,000        316,974
  Jinhui Holdings Co., Ltd.  ...........      370,000         51,199
  Joyce Boutique Holdings, Ltd.  .......      628,000        147,812
  K Wah International Holdings, Ltd.  ..    1,791,025        273,315
  KPI Co., Ltd.  .......................      220,000         20,200
  Ka Wah Bank, Ltd.  ...................    1,566,720        476,145
 *Kader Holdings Co., Ltd.  ............      402,000         24,954
  Keck Seng Investments (Hong  Kong),
   Ltd. ................................      520,800        154,910
  Kee-Shing Holdings Co., Ltd.  ........      886,000         93,957
  King Fook Holdings, Ltd.  ............    1,000,000         82,768
 *Kosonic International Holdings, Ltd.        198,000          7,170
  Kumagai Gumi Hong Kong, Ltd.  ........      647,000        485,302
  Kwong Sang Hong International,  Ltd.        544,000        136,484
  Lai Sun Garment (International),
   Ltd. ................................      440,000        458,067
  Lam Soon (Hong Kong), Ltd.  ..........    1,114,740        226,336
  Lam Soon Food Industries, Ltd.  ......      311,000         44,242
  Lamex Holdings, Ltd.  ................      202,000         40,230
  Lap Heng Co., Ltd.  ..................      128,000        134,911
 *Laws International Holdings, Ltd.  ...      410,000         42,418
  Le Saunda Holdings, Ltd.  ............      236,000         18,312


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Leefung-Asco Printers Holdings,  Ltd.       144,000       $ 20,857
  Li & Fung, Ltd.  .....................      466,000        346,524
  Lippo, Ltd.  .........................      710,160        381,140
  Liu Chong Hing Bank, Ltd.  ...........      324,600        386,204
  Liu Chong Hing Investment, Ltd.  .....      572,000        551,102
  Luks Industrial Co., Ltd.  ...........    1,636,000        179,838
  M.C. Packaging (Hong Kong), Ltd.  ....      524,000        189,745
 *Magnum International Holdings,  Ltd.        300,000         13,579
  Mansion Holdings, Ltd.  ..............      151,800         17,472
 *Mansion House Group, Ltd.  ...........      640,200         39,741
  Megga (S.) International Holdings,
   Ltd. ................................      970,000         43,906
  Melbourne Enterprises, Ltd.  .........       38,000        224,093
  Melco International Development,
   Ltd. ................................      180,000         46,324
  Min Xin Holdings, Ltd.  ..............      558,000        101,750
  Mingly Corp., Ltd.  ..................    3,298,000        661,093
  Morning Star Holdings, Ltd.  .........      410,000         31,284
  Nanyang Holdings, Ltd.  ..............      115,000         95,183
  National Electronics Holdings, Ltd.  .    1,082,000         51,774
  New Island Printing Holdings, Ltd.  ..      160,000         18,623
  Ngai Lik Industrial Holdings, Ltd.  ..      280,000        129,454
  Ocean Information Holdings, Ltd.  ....      122,000         13,095
  Ocean-Land Development, Ltd.  ........      182,000        145,930
  Oxford Properties & Finance, Ltd.  ...      110,000        268,865
  Pacific Concord Holding, Ltd.  .......    1,554,000        247,193
 *Paramount Publishing Group, Ltd.  ....      574,000         37,116
  Paul Y. ITC Construction Holdings,
   Ltd. ................................      684,000        137,110
  Peace Hill Enterprise Group, Ltd.  ...       96,000         18,126
  Perfectech International Holdings,
   Ltd. ................................      150,000         13,579
  Playmate Toys Holdings, Ltd.  ........      837,000        161,284
  Playmates Properties Holdings,  Ltd.        837,000        110,409
  Pokfulam Development Co., Ltd.  ......      212,000        104,184
 *Poly Investments Holdings, Ltd.  .....    2,432,000         56,613
 *Prod-Art Technology (Holdings),  Ltd.       322,000         11,660
  QPL International Holdings, Ltd.  ....      318,000        302,270
  Raymond Industrial, Ltd.  ............      558,000         74,328
 #Regal Hotels International Holdings,
   Ltd. ................................    2,141,331        473,544
 *Rhine Holdings, Ltd.  ................      160,000         41,384
 *Rivera Holdings, Ltd.  ...............    2,916,000         87,489
  Safety Godown Co., Ltd.  .............      310,000        268,607
  San Miguel Brewery Hong Kong,  Ltd.  .      858,000        438,293
 *Seapower International Holdings,
   Ltd. ................................      260,000         97,511
  Seapower Resources International,
   Ltd. ................................    2,290,000        183,615
  Semi-Tech (Global) Co., Ltd.  ........      299,491        460,904
 *Shanghai International (Hong  Kong),
   Ltd. ................................      215,000         13,902
 #Shaw Brothers Hong Kong, Ltd.  .......      100,000        115,099
  Shell Electric Manufacturing
   (Holdings) Co., Ltd. ................      756,000        310,417
 *Shenzhen International Holdings,
   Ltd. ................................    1,865,000         32,319
  Shougang Concord Century
   Holdings, Ltd. ......................      302,000         26,167
 *Shougang Concord Grand (Group),  Ltd.     1,416,000         78,743
  Shougang Concord International
   Enterprises Co., Ltd. ...............    1,320,000        153,637
 *Shougang Concord Technology
   Holdings, Ltd. ......................      867,000         39,804
 *Shun Ho Construction (Holdings),
   Ltd. ................................      846,000         41,028
 *Shun Ho Resources Holdings, Ltd.  ....      460,000         22,903


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Shun Shing Holdings, Ltd.  ...........       408,000      $ 16,357
  Silver Grant International
  Industries,  Ltd. ....................       255,000        46,169
  Sime Darby Hong Kong, Ltd.  ..........       418,000       429,758
  Sincere Co., Ltd.  ...................       394,000        58,597
  Sing Tao Holdings, Ltd.  .............       693,000       358,487
  Singamas Container Holdings, Ltd.  ...       246,000        35,950
  South China Brokerage Co., Ltd.  .....       112,000         8,980
  South China Industries, Ltd.  ........     1,020,000       131,911
 *South China Strategic, Ltd.  .........     1,320,000        30,727
 *South Sea Development Co., Ltd.  .....       466,400        14,174
  Southeast Asia Properties &  Finance,
   Ltd. ................................       159,720        51,639
  Star Paging (International Holding),
   Ltd. ................................       388,000        54,694
  Starlight International Holdings, Ltd        645,356        70,107
  Stelux Holdings International, Ltd.  .       735,702       188,385
 *Styland Holdings, Ltd.  ..............       808,000        26,019
  Sum Cheong International, Ltd.  ......       230,000       132,363
  Sun Fook Kong Holdings, Ltd.  ........     1,372,000        78,070
  Sun Hung Kai & Co., Ltd.  ............     1,170,000       273,870
 *Suwa International Holdings, Ltd.  ...     1,062,000        54,937
  Swank International Manufacturing
   Co., Ltd. ...........................       568,000        63,172
  TVE (Holdings), Ltd.  ................       680,000       195,668
  Tack Hsin Holdings, Ltd.  ............       148,000        22,202
  Tai Sang Land Development, Ltd.  .....       417,259       196,960
  Tak Sing Alliance Holdings, Ltd.  ....       563,200       222,148
  Tak Wing Investment Holdings, Ltd.  ..       388,000        60,213
  Techtronic Industries Co., Ltd.  .....       856,000        79,705
  Tem Fat Hing Fung (Holdings), Ltd.  ..     1,868,000       137,699
  Termbray Industries International
   (Holdings), Ltd. ....................        97,175       165,886
  Texwinca Holdings, Ltd.  .............       278,000        47,816
  Tian An China Investments Co.,  Ltd.       2,007,000       238,790
  Tian Teck Land, Ltd.  ................     1,006,000       219,869
 #Tomei International (Holdings), Ltd.       2,445,713       177,122
  Tristate Holdings, Ltd.  .............       113,000        70,876
  Truly International Holdings, Ltd.  ..       214,000        32,103
  Tse Sui Luen Jewellry
   (International), Ltd. ...............     1,449,600       359,939
  Tung Fong Hung (Holdings), Ltd.  .....       270,000        28,283
  Tungtex (Holdings) Co., Ltd.  ........       904,000        87,682
  Tysan Holdings, Ltd.  ................       336,000        62,138
  UDL Holdings, Ltd.  ..................       474,000        49,040
  USI Holdings, Ltd.  ..................     1,668,000       122,956
 *Ultronics International Holdings,
   Ltd. ................................       112,000         2,781
  Union Bank of Hong Kong, Ltd.  .......       543,600       520,225
  Uniworld Holdings, Ltd.  .............    14,880,000        46,184
  Varitronix International, Ltd.  ......       442,000       828,839
  Wah Ha Realty Co., Ltd.  .............       240,000        45,936
  Wah Kwong Shipping Holdings,  Ltd.  ..       113,000       162,211
  Wah Nam Group, Ltd.  .................     1,700,000        27,701


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares            Value+
                                              ------            ------

  Wai Kee Holdings, Ltd.  ..............      450,000      $    59,360
  Wing Hang Bank, Ltd.  ................       30,000           99,709
  Wing On Co. International, Ltd.  .....      507,000          504,869
  Wing On International Holdings,  Ltd.        50,000           85,354
  Wing Shan International, Ltd.  .......      406,000           46,730
  Winsor Industrial Corp., Ltd.  .......      447,000          398,875
  Winton Holdings (Bermuda), Ltd.  .....      174,000           40,504
  Wo Kee Hong (Holdings), Ltd.  ........    1,430,000          279,250
  Wong's International (Holdings),
   Ltd. ................................    1,012,000          146,581
 *Wong's Kong King International
   (Holdings), Ltd. ....................      717,000           37,554
  World Houseware (Holdings), Ltd.  ....      418,028           70,280
  YGM Trading, Ltd.  ...................       70,000           35,306
  Yangtzekiang Garment
   Manufacturing Co., Ltd. .............      323,000           74,354
  Yaohan Food Processing & Trading
   Co., Ltd. ...........................      124,000           15,234
  Yaohan Hong Kong Corp., Ltd.  ........      690,000           36,586
  Yaohan International Caterers, Ltd.  .      452,000          105,218
  Yaohan International Holdings, Ltd.  .      888,000          111,395
  Yau Lee Holdings, Ltd.  ..............      360,000           13,501
  Yeebo (International Holdings), Ltd.        408,000           61,207
  Yiu Wing International Holdings,
   Ltd. ................................      188,000           30,877
 *Yoshiya International Corp., Ltd.  ...      370,000           33,973
  Yue Yuen Industrial (Holdings), Ltd.      1,982,000          502,389
                                                         -------------
TOTAL COMMON STOCKS
  (Cost $50,472,275) ...................                    37,870,853
                                                         -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars (Cost $184,116)  ...                       184,052
                                                         -------------
RIGHTS/WARRANTS -- (0.0%)
 *Century City International Holdings,
   Ltd. Warrants 12/31/95 ..............        2,760                4
 *Chevalier International Holdings,
   Ltd. Warrants 09/30/97 ..............        2,400               96
 *China Treasure Telecom Holdings,
   Ltd. Warrants .......................       46,000                0
 *Frankie Dominion International, Ltd.
   Warrants 06/07/97 ...................       90,400            1,122
 *Hoi Sing Holdings, Ltd. Warrants
   12/31/96 ............................       19,800            1,024
 *Hong Kong Parkview Group, Ltd.
   Warrants 12/31/96 ...................      205,200            4,777
 *International Pipe, Ltd. Warrants
   12/31/96 ............................       21,600              550
 *K Wah International Holdings, Ltd.
   Warrants 12/31/97 ...................      173,079            6,155
 *Paul Y ITC Construction Holdings,
   Ltd. Warrants 03/31/97 ..............       68,400            2,256
 *Paul Y ITC Construction Holdings,
   Ltd. Warrants 03/31/98 ..............       68,400            2,300
 *South China Brokerage Co., Ltd.
   Warrants 08/31/97 ...................       22,400              724
 *South China Strategic, Ltd.
   Warrants 12/31/96 ...................        6,000                8
 *Starlight International Holdings,
  Ltd.  Warrants 1995-1997 .............      129,071            4,006
                                                         -------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                        23,022
                                                         -------------
TOTAL -- HONG KONG
  (Cost $50,656,391) ...................                   $38,077,927
                                                         -------------



THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
KOREA -- (18.2%)
COMMON STOCKS -- (18.2%)
 *Aluminum of Korea  ...................       7,257      $   76,751
 *Anam Electronics Co.  ................       6,000          94,212
  Asia Cement Co., Ltd.  ...............       5,226         213,624
 *Asia Motors Co., Inc.  ...............      23,220         337,482
 *BIF Co., Ltd.  .......................       5,000          22,061
  Bank of Pusan  .......................      15,700         228,186
  Bing Grae Co., Ltd.  .................       4,340          90,112
  Boo Kook Securities Co., Ltd.  .......       4,635          71,576
  Boram Bank Co., Ltd.  ................      22,649         349,757
  Boryung Pharmaceutical Co., Ltd.  ....       3,549          99,018
  Byuck San Corp.  .....................       6,580         133,205
  Cheil Industrial, Inc.  ..............      14,808         392,010
 *Cheil Industrial, Inc. Issue 95  .....       5,923         147,575
 *Cho Kwang Leather Co., Ltd.  .........       2,120          47,594
 *Cho Kwang Leather Co., Ltd. Issue  95          104           2,159
  Chon Bang Co., Ltd.  .................       3,255         249,215
  Chong Kun Dang  ......................       3,277         152,666
  Choongnam Spinning Co., Ltd.  ........      15,800         340,358
  Chosun Brewery Co., Ltd.  ............       9,879         357,675
 *Chosun Brewery Co., Ltd. First  Issue
   95 ..................................       3,021         102,712
  Chosun Refractories Co., Ltd.  .......       1,100          43,966
  Crown Confectionery Co., Ltd.  .......       1,500          52,362
  Dae Chang Industrial Co.  ............       1,600          29,484
  Dae Dong Industrial Co., Ltd.  .......       6,233         113,239
  Dae Han Fire and Marine Insurance
   Co., Ltd. ...........................       6,735         296,284
  Dae Han Jung Suok Co., Ltd.  .........      11,227         371,514
 *Dae Han Jung Suok Co., Ltd. First
   Issue 95 ............................         334          10,402
 *Dae Han Jung Suok Co., Ltd.
   Second Issue 95 .....................       3,592         111,871
 *Dae Han Jung Suok Co., Ltd. Third
   Issue 95 ............................       3,049         100,499
  Dae Han Pulp Co., Ltd.  ..............       1,000          27,251
 *Dae Ryung Industries, Inc.  ..........       2,060          93,831
  Dae Sung Electric Wire Co., Ltd.  ....       1,164          26,434
  Dae Won Kang Up Co., Ltd.  ...........       5,297         127,854
 *Dae Won Kang Up Co., Ltd. Issue  95  .       1,059          25,355
  Daelim Industrial Co., Ltd.  .........       8,374         161,916
 *Daelim Industrial Co., Ltd. Issue 95         2,009          37,281
  Daesung Industries Co., Ltd.  ........       4,000         297,950
  Daewoo Electronic Components  Co.,
   Ltd. ................................      10,660         119,797
 *Daewoo Telecom Co., Ltd.  ............      19,348         283,717
 *Daewoo Telecom Co., Ltd. Issue  95  ..         522           7,451
 *Dai Han Wool Textile Corp.  ..........       1,100          24,981
  Dong Bang Corp.  .....................       3,717         118,176
  Dong Shin Paper Manufacturing  Co.,
   Ltd. ................................       6,900          85,959
 *Dong Shin Pharmaceutical Co.,  Ltd.  .       1,300          55,840
  Dong Wha Pharmaceutical
   Industries Co., Ltd. ................       3,663         127,868
 *Dong Wha Pharmaceutical
   Industries Co., Ltd. Issue 95 .......         412          12,885


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Dong Yang Tin Plate Industrial Co.,
   Ltd. ................................       3,079        $103,486
  Dong-A Pharmaceutical Co., Ltd.  .....      16,334         468,442
  Dong-Il Corp.  .......................       2,266         116,152
 *Dongbu Chemical Co., Ltd.  ...........      12,600         215,832
  Dongbu Construction Co., Ltd.  .......       1,450          29,166
  Dongbu Industrial Co., Ltd.  .........       4,700          78,679
  Dongbu Steel Co., Ltd.  ..............      11,000         344,018
 *Donghae Pulp  ........................      15,035         372,656
  Dongkuk Steel Mill Co., Ltd.  ........      13,220         344,825
  Dongsung Chemical Industries  ........       5,000         135,609
 *Dongsung Chemical Industries  Issue
   95 ..................................         800          21,282
  Dongwon Industries Co., Ltd.  ........      15,100         376,226
 *Doosan Foods Co., Ltd.  ..............       2,600          27,667
  Doosan Glass Co., Ltd.  ..............       6,000          82,533
  Doosan Industrial Co., Ltd.  .........       9,246          94,788
 *Doosan Industrial Co., Ltd. Issue  95        2,142          21,403
 *Doosan Manufacturing Co., Ltd.  ......       4,551          79,728
  Haedong Fire and Marine Insurance
   Co., Ltd. ...........................       3,677         167,006
  Hai Tai Electronics Co., Ltd.  .......       7,300         158,201
 *Hai Tai Electronics Co., Ltd. Issue
   95 ..................................       1,650          33,403
 *Haitai Confectionery Co., Ltd.  ......      13,270         192,868
 *Han Jin Shipping Co., Ltd.  ..........      10,000         464,573
 *Han-Il Synthetic Fiber Industrial
   Co.,  Ltd. ..........................      29,000         278,484
 *Hanbo Steel & General
   Construction Co., Ltd. ..............       7,300          74,838
  Hankook Caprolactam Corp.  ...........       3,400         127,952
 *Hankook Core Co., Ltd.  ..............       1,200          21,801
  Hankook Cosmetics Co., Ltd.  .........       3,000         100,831
  Hankuk Paper Manufacturing Co.,  Ltd.        1,800          59,330
 *Hankuk Paper Manufacturing Co.,  Ltd.
   Issue 95 ............................         436          14,371
  Hanmi Pharmaceutical Co., Ltd.  ......       2,518          66,659
 *Hanmi Pharmaceutical Co., Ltd.  Issue
   95 ..................................         201           5,308
  Hannong Corp.  .......................       1,000          58,137
  Hanwha Corp.  ........................      25,800         482,118
 *Hanwha Corp. Issue 95  ...............       4,081          70,965
 *Hanwha Energy Co., Ltd.  .............      26,000         283,416
 *Hanwha Machinery Co., Ltd.  ..........      16,000         247,080
  Heung Ah Tire & Rubber  ..............       5,000         121,983
 *Hyosung Corp.  .......................      19,600         160,239
  Hyundai Cement Co., Ltd.  ............       5,600         231,819
  Hyundai Corp.  .......................      12,675         340,478
  Hyundai Mipo Dockyard Co., Ltd.  .....      14,000         327,018
  Hyundai Pharmaceutical Co., Ltd.  ....       3,427         104,064
  Hyundai Pipe Co., Ltd.  ..............       4,500          72,995
 *Hyundai Precision Industry Co.,  Ltd.        7,100         156,631
 *Hyundai Wood Industry  ...............      12,472         154,241
 *Il Jin Electronics & Machinery Co.,
   Ltd. ................................       1,000          42,305
  Il Shin Spinning  ....................       3,021         289,320
  Il Yang Pharmaceutical Co., Ltd.  ....       4,371         172,435
  Inkel Corp.  .........................       6,900         111,030
 *Isu Chemical Co., Ltd.  ..............      16,924         219,621
  Jindo Corp.  .........................       9,455         204,903
  Jinro, Ltd.  .........................       7,000         170,776
  Kang Won Industrial, Ltd.  ...........      19,500         371,983
  Kangwon Bank Co., Ltd.  ..............      42,412         487,083
 *Keun Wha Pharmaceutical Co.,  Ltd.  ..       2,000           8,824
 *Kia Steel Co., Ltd.  .................      25,125         208,669
 *Kia Steel Co., Ltd. Issue 95  ........       7,552          60,761


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
 *Kohap Co., Ltd.  .....................      36,812      $  539,807
  Kolon Construction Co., Ltd.  ........       3,400          61,329
  Kolon International Corp.  ...........       8,732         151,841
 *Kolon International Corp. Issue 95  ..       2,063          34,535
 *Kony Precision Co., Ltd.  ............       2,000          45,679
 *Korea Computer Co., Ltd.  ............       1,400          45,419
  Korea Electronics Co., Ltd.  .........       7,220         254,846
  Korea Iron & Steel Co., Ltd.  ........      23,133         432,280
  Korea Kumho Petrochemical  ...........      31,600         373,574
 *Korea Steel Pipe Co., Ltd.  ..........      14,995          86,008
 *Koryo Cement Manufacturing Co.,  Ltd.        2,000          28,549
 *Kuk Dong Construction Co., Ltd.  .....       5,100          88,022
 *Kuk Dong Construction Co., Ltd.
   Issue 95 ............................         417           7,035
  Kukje Electric Wire Co., Ltd.  .......      29,448         798,681
 *Kum Ho & Co., Inc.  ..................      26,420         284,565
  Kum Yang Co., Ltd.  ..................       1,700          51,843
  Kumho Construction & Engineering
   Co., Ltd ............................      57,137         705,130
  Kunsul Chemical Industrial Co.,  Ltd.          620          32,907
  Kwangju Bank  ........................      13,100         147,048
 *Kwangju Bank Issue 95  ...............       2,738          30,556
  Kyungnam Wool Textile Co., Ltd.  .....       4,172          88,248
  LG Construction, Ltd.  ...............      23,618         484,252
  LG International Corp.  ..............      32,946         538,697
 *LG International Corp. Issue 95  .....       8,947         143,969
  LG Metals Corp.  .....................      24,400         471,788
  Midopa Department Store  .............      16,536         210,509
  Miwon Petrochemical Corp.  ...........      13,777         250,296
 *Namhan Paper Manufacturing Co.,  Ltd.        6,500          35,005
  Nasan Industries Co., Ltd.  ..........       5,666         152,201
  Nong Shim Co., Ltd.  .................       4,028         137,995
  On Yang Pulp  ........................       2,621          31,632
  Oriental Chemical Industries Co.,
   Ltd. ................................      14,175         437,795
 *Oriental Chemical Industries Co.,
   Ltd. Issue 95 .......................         561          16,671
  Orion Electric Co., Ltd.  ............         329           6,916
  Pacific Chemical Co., Ltd.  ..........      14,000         347,002
  Pang Rim Spinning  ...................       5,000         315,339
  Poong San Corp.  .....................      32,000         622,891
  Posco Chemical Co., Ltd.  ............      13,000         237,867
  Pusan Steel Pipe Corp.  ..............         307          10,916
  Pyung Wha Industrial Co., Ltd.  ......       2,000          56,320
  STC Corp.  ...........................      12,400         297,690
  Saehan Media Corp.  ..................      11,800         284,817
  Sam Ick Construction Co., Ltd.  ......      15,443         119,841
 *Sam Ick Construction Co., Ltd.  Issue
   95 ..................................       3,529          26,378
 *Sam Jin Chemical Co., Ltd.  ..........       1,000           4,023
  Sam Yang Co., Ltd.  ..................      13,420         461,498
 *Sam Yang Co., Ltd. Issue 95  .........       1,074          36,084
 *Sambu Construction Co., Ltd.  ........       2,400          93,434
 *Sambu Construction Co., Ltd. Issue
   95 ..................................         489          17,831
  Samchully Co., Ltd.  .................         700          49,870


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares            Value+
                                              ------            ------
 *Samick Musical Instruments
   Manufacturing Co., Ltd. .............       9,136       $   136,341
  Samlip Foods Industries Co., Ltd.  ...       4,060            79,029
 *Sammi Corp.  .........................      29,600           193,979
 *Sammi Steel Co., Ltd.  ...............      49,800           470,470
  Samsung Aerospace Industrial Co.,
   Ltd. ................................      12,733           373,431
 *Samsung Aerospace Industrial Co.,
   Ltd. Issue 95 .......................       5,142           140,127
 *Samsung Electro-Mechanics Co.,  Ltd.
  Second Issue 94 ......................       3,349           174,273
  Samsung Fine Chemicals  ..............          90             6,529
 *Samsung Fine Chemicals Issue 95  .....          41             2,926
  Samwhan Corp. Co., Ltd.  .............      17,164           456,608
  Samyang Foods Co., Ltd.  .............       2,000            87,983
  Samyoung Chemical Co., Ltd.  .........       4,000            62,289
 *Se Poong Corp.  ......................       8,500           152,219
  Seyang Shipping Co., Ltd.  ...........       2,360            66,457
 *Shin Dong-Ah Fire & Marine
   Insurance Co. .......................       5,670           213,379
  Shin Han Investment & Finance  Co.,
   Ltd. ................................       2,835            64,014
  Shin Han Securities Co., Ltd.  .......       5,870            84,554
  Shin Heung Securities Co., Ltd.  .....       4,100            59,058
  Shin Sung Corp.  .....................      10,820           178,321
 *Shin Sung Corp. Issue 95  ............       1,731            28,303
  Shin Wha Engineering &
   Construction Co., Ltd. ..............      12,231           311,092
 *Shin-A Chemical Manufacturing Co.,
   Ltd. ................................       4,700            40,986
 *Shinsung Tongsang Co., Ltd.  .........       9,600           110,999
  Soosan Heavy Industries Co., Ltd.  ...       1,200            20,711
 *Soosan Heavy Industries Co., Ltd.
   Issue 95 ............................         289             4,950
  Ssang Bang Wool Co., Ltd.  ...........       5,589           327,826
  Ssangyong Corp.  .....................       9,023           133,483
 *Ssangyong Motor Co.  .................      32,600           350,283
  Sung Chang Enterprise Co., Ltd.  .....       1,300            95,315
  Sung Shin Cement Co., Ltd.  ..........       6,515           219,816
  Sunkyong Securities Co., Ltd.  .......       6,700           106,073
  Sunkyong, Ltd.  ......................      19,655           464,211
 *Sunkyong, Ltd. Issue 95  .............       3,188            71,984
  Tae Il Media Co., Ltd.  ..............       3,598            93,382
 *Tae Il Media Co., Ltd. Issue 95  .....       1,131            29,354
  Tae Kwang Industrial Co., Ltd.  ......         100            65,404
 *Taejon Leather Industrial Co., Ltd.  .       6,500            67,902
  Tai Han Electric Wire Co., Ltd.  .....       4,503           144,919
  Taihan Sugar Industrial Co., Ltd.  ...       3,080           123,903
  Tong Yang Cement Corp.  ..............      16,890           541,374
  Tong Yang Mool San Co., Ltd.  ........       6,145            93,299
  Tong Yang Nylon Co., Ltd.  ...........      14,930           538,611
 *Tongil Heavy Industries Co., Ltd.  ...      65,180           613,230
  Tongkook Corp.  ......................       7,400            67,412
  Tongyang Confectionery Co.  ..........       1,537            44,478
  Trigem Computer, Inc.  ...............       8,000           230,470
  Union Steel Manufacturing Co.,  Ltd.         3,000           299,766
  Youngchang Akki Co., Ltd.  ...........       3,200           169,426
  Youngpoong Corp.  ....................       2,000           241,370
  Yuhan Corp.  .........................       3,417           210,629
                                                         -------------
TOTAL COMMON STOCKS
  (Cost $32,296,079) ...................                    35,159,503
                                                         -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $1,238)  ............                         1,240
                                                         -------------


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares            Value+
                                              ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *Bing Grae Co., Ltd. Rights  01/24/96         1,736      $         0
 *Doosan Glass Co., Ltd. Rights
   01/16/96 ............................       1,066            4,842
 *Han Jin Shipping Co., Ltd. Rights
   12/12/95 ............................       1,200                0
 *Jinro, Ltd. Rights 01/09/96  .........       1,188            6,629
 *Nasan Industries Co., Ltd. Rights
   12/27/95 ............................       1,427           11,111
 *Yuhan Corp. Rights 12/15/95  .........         410                0
                                                         -------------
TOTAL RIGHTS/WARRANTS
  (Cost $0) ............................                       22,582
                                                         -------------
TOTAL -- KOREA
  (Cost $32,297,317) ...................                   35,183,325
                                                         -------------
SINGAPORE -- (14.7%)
COMMON STOCKS -- (14.7%)
  Acma, Ltd.  ..........................     213,600          673,329
 *Alliance Technology &
   Development, Ltd. ...................      48,000           36,805
  Amtek Engineering, Ltd.  .............     113,000          148,420
 *Amtek Engineering, Ltd. Issue 95  ....      56,500           74,010
 *Ana Hotels Singapore, Ltd.  ..........      81,000          132,268
  Apollo Enterprises, Ltd.  ............     162,000          154,121
  Auric Pacific Group, Ltd.  ...........     149,000          240,135
  Avimo Singapore, Ltd.  ...............     174,625          169,852
  Bonvests Holdings, Ltd.  .............     359,000          300,760
  British-American Tobacco Co.
   (Singapore), Ltd. ...................     101,000          387,220
  Bukit Sembawang Estates, Ltd.  .......      44,000          915,300
 *CK Tang, Ltd.  .......................      76,000           90,380
  CSA Holdings, Ltd.  ..................     153,000          145,559
 #CWT Distribution, Ltd.  ..............     180,000          184,026
  Carnaudmetalbox Asia, Ltd.  ..........      95,000          401,313
 *Causeway Investment, Ltd.  ...........     122,000          101,342
  Central Properties, Ltd.  ............      37,000          420,305
  Chemical Industries (Far East), Ltd.        72,000          155,399
  Chuan Hup Holdings, Ltd.  ............     361,000          294,746
  Cosco Investment (Singapore), Ltd.  ..     134,400          162,215
  Focal Finance, Ltd.  .................      88,200          156,550
  Fuji Offset Plates Manufacturing,
   Ltd. ................................      33,750           16,054
  GB Holdings, Ltd.  ...................      90,000           79,872
  GK Goh Holdings  .....................     429,000          453,823
  GP Batteries International, Ltd.  ....      12,000           19,936
  General Magnetics, Ltd.  .............      94,000           52,055
 #Goldtron, Ltd.  ......................     424,000          406,390
  Guthrie GTS, Ltd.  ...................     452,000          263,145
  HTP Holdings, Ltd.  ..................     297,000          219,297
  Hai Sun Hup Group, Ltd.  .............     556,000          363,166
  Haw Par Brothers International,  Ltd.      331,100          714,621
  Hind Hotels International, Ltd.  .....     102,000          118,765
 #Hitachi Zosen (Singapore), Ltd.  .....     455,000          335,960
  Hong Kok Corp., Ltd.  ................     231,000          347,689
  Hotel Grand Central, Ltd.  ...........     309,400          329,499
  Hotel Plaza, Ltd.  ...................     520,000          326,731
  Hotel Properties, Ltd.  ..............     382,000          564,118
  Hotel Royal, Ltd.  ...................      54,000          140,319
  Hour Glass, Ltd.  ....................     122,000          103,940


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Hwa Hong Corp., Ltd.  ................     189,000        $289,840
  Industrial & Commercial Bank, Ltd.  ..      71,000         252,041
 *Inno-Pacific Holdings, Ltd.  .........     265,500         125,351
  Insurance Corp. of Singapore, Ltd.  ..      85,000         228,718
  Intraco, Ltd.  .......................     160,000         246,503
  Isetan (Singapore), Ltd.  ............      56,000         107,348
  Jack Chia-MPH, Ltd.  .................     308,000         225,233
  Jaya Holdings, Ltd.  .................     122,400         134,696
  Jurong Cement, Ltd.  .................      73,750         234,576
  Jurong Engineering, Ltd.  ............      80,000         417,465
  Keppel Finance, Ltd.  ................     233,000         289,492
  Khong Guan Flour Milling, Ltd.  ......       7,000          24,849
  Kim Eng Holdings, Ltd.  ..............     580,200         490,194
  L & M Group Investments, Ltd.  .......     209,100         466,151
  LC Development, Ltd.  ................      81,000          64,409
  Lee Kim Tah Holdings, Ltd.  ..........     147,000         102,279
  Lim Kah Ngam, Ltd.  ..................     249,333         270,841
  Long Homes, Ltd.  ....................      30,800           9,184
  Low Keng Huat Singapore, Ltd.  .......     144,000          73,610
  Lum Chang Holdings, Ltd.  ............     456,000         362,599
  Marco Polo Developments, Ltd.  .......     733,000         999,191
  Metal Containers, Ltd.  ..............     105,000         129,712
  Metalock (Singapore), Ltd.  ..........      20,000          23,429
  Metro Holdings, Ltd.  ................     192,960         794,581
  Orchard Parade Holdings, Ltd.  .......     140,000         351,864
  Overseas Union Trust  ................      63,000         152,077
  PCI, Ltd.  ...........................     206,000         176,968
 *Pacific Can Investment Holdings,
   Ltd. ................................      90,000          74,760
  Pacific Carriers, Ltd.  ..............     390,000         321,193
  Pan Malayan Holdings, Ltd.  ..........      30,000          59,638
  Pan Pacific Public Co., Ltd.  ........      46,500          37,966
  Pentex-Schweizer Circuits, Ltd.  .....      79,200         111,898
  Pertama Holdings, Ltd.  ..............      68,750          28,066
  Prima, Ltd.  .........................      69,000         242,982
  Provisions Suppliers Corp.  ..........     158,000         127,881
  QAF, Ltd.  ...........................     567,000         716,550
  Republic Hotels and Resorts, Ltd.  ...     371,000         424,075
  Resources Development Corp.,  Ltd.  ..      30,000         106,496
  Robinson & Co., Ltd.  ................     109,000         452,716
  SNP Corp., Ltd.  .....................      68,000          54,554
 *SPP, Ltd.  ...........................      83,000          36,535
  ST Capital, Ltd.  ....................     171,200         210,278
  San Teh, Ltd.  .......................     273,000         209,329
  Scotts Holdings, Ltd.  ...............     284,000         211,715
  Sea View Hotel, Ltd.  ................      40,000         360,667
  Sembawang Maritime, Ltd.  ............     119,450         349,403
  Shangri-La Hotel, Ltd.  ..............     147,000         498,871
  Sime Singapore, Ltd.  ................     706,000         493,724
  Sing Investments & Finance, Ltd.
   (Foreign) ...........................      81,900          94,780
  Singapore Finance, Ltd.  .............     313,600         456,429
  Singapore Reinsurance Corp., Ltd.  ...      93,500         119,489
  Singapore Technologies Automotive,
   Ltd. ................................     114,000         214,483
  Singapore Technologies Automotive,
   Ltd. (Foreign) ......................      59,000         110,167
 *Singapura Building Society, Ltd.  ....      57,500          62,052
  Singatronics, Ltd.  ..................     200,000         119,276
  Singmarine Industries, Ltd.  .........     188,500         398,814
  Ssangyong Cement (Singapore),  Ltd.  .     122,500         325,275
  Stamford Tyres Corp., Ltd.  ..........      62,000          62,946
  Steamers Maritime Holding, Ltd.  .....     283,750         213,543
  Superior Metal Printing, Ltd.  .......     157,000         102,549


THE PACIFIC RIM SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares          Value+
                                              ------          ------
  Tibs Holdings, Ltd.  .................       54,000        $130,351
  Tiger Medicals, Ltd.  ................       90,000         137,380
  Times Publishing, Ltd.  ..............      191,000         428,513
  Tuan Sing Holdings, Ltd.  ............    2,084,000         784,182
  United Engineers, Ltd.  ..............      283,000         524,409
  United Overseas Finance, Ltd.  .......      123,750         173,962
  United Overseas Insurance, Ltd.  .....       69,000         124,430
  United Pulp & Paper Co., Ltd.  .......      105,000         199,042
 #Van Der Horst, Ltd.  .................      151,800         754,420
  Van Der Horst, Ltd. 3.5%
   Unsecured Loan Stock 08/31/98 .......       23,400          16,198
  WBL Corp., Ltd.  .....................      209,000         459,993
 *Wearnes International (1994), Ltd.  ..       33,000          33,039
                                                        -------------
TOTAL COMMON STOCKS
  (Cost $22,751,883) ...................                   28,417,655
                                                        -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $4,976)  .....                        5,759
                                                        -------------
RIGHTS/WARRANTS -- (0.0%)
 *Sing Investments & Finance, Ltd.
   Warrants 12/29/98 (Cost $0) .........       19,500           7,753
                                                        -------------
TOTAL -- SINGAPORE
  (Cost $22,756,859) ...................                   28,431,167
                                                        -------------

                                               Face
                                              Amount
                                             --------
                                              (000)
TEMPORARY CASH INVESTMENTS --
  (3.5%)
   Repurchase Agreement, PNC
     Securities Corp. 5.65%,
     12/01/95 (Collateralized by
     U.S. Treasury Notes 6.125%,
     05/31/97) (Cost $6,721,000)........       $6,721       6,721,000
                                                        -------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $182,685,112) .................                 $193,072,216
                                                        =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                  THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                             Shares         Value+
                                             ------         ------
COMMON STOCKS -- (95.8%)
 600 Group P.L.C.  ....................     135,000     $  340,585
*AAF Industries P.L.C.  ...............      53,256         19,543
 ABI Leisure Group P.L.C.  ............      73,000        104,920
 AIM Group P.L.C.  ....................      36,284        177,530
 API Group P.L.C.  ....................      51,500        422,853
 ASDA Property Holdings P.L.C.  .......      94,000        172,471
 ASW Holdings P.L.C.  .................     165,900        273,954
 Abbeycrest P.L.C.  ...................      58,000         78,040
 Abbott Mead Vickers P.L.C.  ..........      63,000        456,590
 Aberdeen Trust P.L.C.  ...............      38,500         62,987
 Acatos & Hutcheson P.L.C.  ...........      79,000        318,888
 Adam & Harvey Group P.L.C.  ..........      10,500         79,951
 Admiral P.L.C.  ......................      27,000        329,438
 Adscene Group P.L.C.  ................      72,000        291,733
 Adwest Group P.L.C.  .................     204,250        390,373
 Aerospace Engineering P.L.C.  ........      79,904         36,041
 African Lakes Corp. P.L.C.  ..........       6,208          6,075
 Airflow Streamlines P.L.C.  ..........      20,500         89,332
 Airsprung Furniture Group P.L.C.  ....      58,000        162,288
 Alba P.L.C.  .........................     115,625        445,512
 Alexanders Holdings P.L.C.  ..........     188,000         38,806
 Alexandra Workwear P.L.C.  ...........      91,243        246,934
*Alexon Group P.L.C.  .................     154,500        185,441
*Allied Leisure P.L.C.  ...............     159,100        102,171
 Allied London Properties P.L.C.  .....     350,000        342,496
*Allied Radio P.L.C.  .................      10,330            592
 Allied Textile Companies P.L.C.  .....     188,238        653,342
 Alphameric P.L.C.  ...................       1,637            701
 Alumasc Group P.L.C.  ................      85,000        545,853
 Alvis P.L.C.  ........................     150,000        342,878
 Amber Day Holdings P.L.C.  ...........     392,530        102,030
 Amber Industrial Holdings P.L.C.  ....      42,000        133,573
 Amstrad P.L.C.  ......................      19,702         79,679
*Andrews Sykes Group P.L.C.  ..........      38,727        161,653
*Anglesey Mining P.L.C.  ..............      55,000          4,415
 Anglian Group P.L.C.  ................     157,850        330,653
 Anglo Eastern Plantations P.L.C.  ....      57,166        104,014
*Anglo United P.L.C.  .................     826,666         12,640
 Antofagasta Holdings P.L.C.  .........      82,500        356,983
*Apollo P.L.C.  .......................       9,166          8,128
 Appleyard Group P.L.C.  ..............     179,627        247,185
 Arcadian International P.L.C.  .......     234,669        208,109
 Archer Group Holding P.L.C.  .........      99,000         82,497
 Arcolectric Holdings P.L.C. Class A
  Non-Voting ..........................      10,000         21,406
 Arlen P.L.C.  ........................     200,728        101,281
 Armitage Brothers P.L.C.  ............       4,000         13,149
 Armour Trust P.L.C.  .................      98,500         64,008
 Ash & Lacy P.L.C.  ...................     114,098        291,341
*Ashley (Laura) Holdings P.L.C.  ......     549,000      1,049,275
 Ashtead Group P.L.C.  ................      58,666        446,708
 Associated British Engineering P.L.C.      534,500         28,604
*Aukett Associates P.L.C.  ............      33,500          7,811
 Austin Reed Group P.L.C.  ............      77,000        209,565
*Automated Security Holdings P.L.C.  ..     258,537         94,873
 Avesco P.L.C.  .......................      18,666         51,942
 Avon Rubber P.L.C.  ..................      71,874        575,852
 Avonside Group P.L.C.  ...............      50,000         29,816


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
*BM Group P.L.C.  .....................     276,000      $137,151
 BNB Resources P.L.C.  ................      59,000       116,372
 BPP Holdings P.L.C.  .................      62,450       267,361
 BSG International P.L.C.  ............     684,597       609,731
 BTP P.L.C.  ..........................      29,779       115,652
 Babcock International Group P.L.C.  ..     122,557       280,148
 Baggeridge Brick P.L.C.  .............     110,000       185,009
 Bailey (Ben) Construction P.L.C.  ....      26,000         9,939
*Bailey (C.H.) P.L.C.  ................     109,500        10,464
*Bailey (C.H.) P.L.C. Class B  ........      10,000         3,517
 Baldwin P.L.C.  ......................      51,000       128,665
 Baltic P.L.C.  .......................     122,984       278,303
*Bandt P.L.C.  ........................     115,000        66,817
 Bank Leumi (U.K.), Ltd.  .............       5,767        37,916
 Banks (Sidney C.) P.L.C.  ............      13,507        57,207
 Barbour Index P.L.C.  ................      46,000       220,849
 Bardon Group P.L.C.  .................     940,748       388,369
 Barlows P.L.C.  ......................      50,000        38,990
 Barr & Wallace Arnold Trust P.L.C.  ..      16,000        51,374
 Barr Transport P.L.C.  ...............      53,000       276,336
 Barton Transport P.L.C. (Deferred)  ..       1,250         5,256
 Baynes (Charles) P.L.C.  .............     341,378       516,747
 Beales Hunter P.L.C.  ................      22,254        79,962
 Bearing Power International P.L.C.  ..      81,757        20,626
 Beattie (James) P.L.C.  ..............     123,247       258,169
 Beauford P.L.C.  .....................       1,312           542
 Beckman (A.) P.L.C.  .................      30,000        27,063
 Bellway P.L.C.  ......................     239,142       932,403
 Bellwinch P.L.C.  ....................     163,266        42,438
 Bemrose Corp. P.L.C.  ................      78,750       479,227
*Benchmark Group P.L.C.  ..............      11,480         3,335
 Benson Group P.L.C.  .................     324,400        17,360
 Bentalls P.L.C.  .....................     113,500       175,277
 Beradin Holdings P.L.C.  .............      37,000        31,681
*Berkeley Business Group P.L.C.  ......      25,000         7,645
 Berkeley Group P.L.C.  ...............      20,000       146,478
 Bespak P.L.C.  .......................      60,718       298,008
*Betacom P.L.C.  ......................     195,000        40,251
 Bett Brothers P.L.C.  ................      41,000       110,960
 Betterware P.L.C.  ...................     226,000       272,988
*Beverley Group P.L.C.  ...............      86,820         1,991
 Bibby (J.) & Sons P.L.C.  ............     262,300       469,236
 Bilton P.L.C.  .......................      30,000        96,786
*Bimec Industries P.L.C.  .............      32,677             0
 Birkby P.L.C.  .......................     119,513       246,693
*Birkdale Group P.L.C.  ...............      33,600         3,725
*Birse Group P.L.C.  ..................     515,900       130,154
 Black (A & C) P.L.C.  ................       2,250        11,353
 Black (Peter) Holdings P.L.C.  .......     149,495       624,017
 Black Arrow Group P.L.C.  ............      56,500        31,100
 Blacks Leisure Group P.L.C.  .........      69,959        51,344
*Blagden Industries P.L.C.  ...........     196,875       451,533
 Blick P.L.C.  ........................      74,555       510,696
 Blockleys P.L.C.  ....................      73,678        61,960
 Bodycote International P.L.C.  .......     156,000       958,866
*Bolton Group (International), Ltd.  ..      23,000         8,088
 Boosey & Hawkes P.L.C.  ..............      47,500       344,981
 Boot (Henry) & Sons P.L.C.  ..........      65,000       196,782
*Booth Industries Group P.L.C.  .......       5,000         2,905
 Borthwicks P.L.C.  ...................     157,500        85,490


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
 Bostrom P.L.C.  ......................      43,000      $197,241
 Bourne End Properties P.L.C.  ........     110,454        75,998
 Bradstock Group P.L.C.  ..............     130,000       131,188
 Brake Brothers P.L.C.  ...............      16,500       168,779
 Brammer (H.) P.L.C.  .................     111,000       738,278
 Brasway P.L.C.  ......................     193,489        50,294
 Breedon P.L.C.  ......................      75,428        89,957
 Brent International P.L.C.  ..........     289,531       332,020
*Brent Walker Group P.L.C.  ...........     128,571         2,949
 Bridgend Group P.L.C.  ...............      93,000        24,173
 Bridon P.L.C.  .......................     180,000       352,282
 Bridport-Gundry P.L.C.  ..............      22,000        54,157
 Bristol Evening Post P.L.C.  .........      40,500       216,736
 Bristol Scotts P.L.C.  ...............       7,000        14,984
 Bristol Water Holdings P.L.C.  .......      12,000       216,506
 Britannia Group P.L.C.  ..............      50,000        19,113
 British Borneo Petroleum Syndicate
  P.L.C. ..............................      95,498       424,908
 British Building and Engineering
  Appliances, Ltd. ....................      32,000        19,571
 British Data Management P.L.C.  ......      25,000        49,693
 British Dredging P.L.C.  .............      55,600        91,813
 British Fittings Group P.L.C.  .......      96,658       119,710
 British Mohair Holdings P.L.C.  ......      31,500        83,323
 British Polythene Industries P.L.C.  .      72,736       728,447
 British Steam Specialties Group
  P.L.C. ..............................      88,505       764,581
 British Thornton Holdings  ...........      35,000        16,590
 Britton Group P.L.C.  ................     372,200       893,477
 Brockhampton Holdings P.L.C.  ........      12,000        88,988
 Bromsgrove Industries P.L.C.  ........     203,236       316,963
 Brooke Tool Engineering Holdings
  P.L.C. ..............................      77,875        15,479
 Brooks Service Group P.L.C.  .........      25,500        33,141
*Brown & Jackson P.L.C.  ..............      22,019         8,080
 Budgens P.L.C.  ......................     399,285       204,520
 Bulgin (A.F.) & Co. P.L.C.  ..........       4,000         3,241
 Bulgin (A.F.) & Co. P.L.C. Class A
  Non-Voting ..........................      52,000        21,268
*Bullers P.L.C.  ......................          97             3
 Bullough P.L.C.  .....................     327,000       609,979
 Bulmer (H.P.) Holdings P.L.C.  .......     110,500       832,946
 Burn Stewart Distillers P.L.C.  ......     161,500       355,584
 Burndene Investments P.L.C.  .........     285,500       170,247
 Burnfield P.L.C.  ....................      85,475       141,147
 Burtonwood Brewery P.L.C.  ...........      52,000       143,909
 CRT Group P.L.C.  ....................     149,251       273,846
 Caffyns P.L.C.  ......................       6,000        23,210
*Cairn Energy P.L.C.  .................     190,000       302,130
 Cala P.L.C.  .........................      98,400       167,003
 Calderburn P.L.C.  ...................      57,636        43,181
 Camellia P.L.C.  .....................       2,950        90,211
*Campari International P.L.C.  ........      25,000        10,321
 Canning (W.) P.L.C.  .................      68,354       243,516
 Cantors P.L.C.  ......................      40,750        71,653
 Cape P.L.C.  .........................     132,000       294,669
 Capita Group P.L.C.  .................     121,000       506,925
 Capital Industries P.L.C.  ...........      67,500       172,357
 Carclo Engineering Group P.L.C.  .....     164,777       801,182
 Carlisle Group P.L.C.  ...............     100,000        27,140
 Carr's Milling Industries P.L.C.  ....      19,000        90,930
 Casket P.L.C.  .......................     254,731        33,106
 Castings P.L.C.  .....................     102,000       296,320
*Castle Mill International P.L.C.  ....      31,500         1,204
 Cater Allen Holdings P.L.C.  .........     100,333       694,943


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
*Cathay International P.L.C.  .........     439,600     $   77,297
 Cattle's Holdings P.L.C.  ............     352,280      1,152,680
 Caverdale Group P.L.C.  ..............     649,244        101,751
 Chamberlin & Hill P.L.C.  ............      18,000         43,485
 Channel Holdings P.L.C.  .............     130,500         55,870
 Cheam Group P.L.C. Class A  ..........      15,000        128,436
 Chemring Group P.L.C.  ...............      49,000        283,201
 Chesterfield Properties P.L.C.  ......      25,000        162,456
 Chloride Group P.L.C.  ...............     571,500        207,533
*Christie Group P.L.C.  ...............      50,000         18,348
*Chrysalis Group P.L.C.  ..............      72,036        381,095
 Church & Co. P.L.C.  .................      29,500        171,401
 City Centre Restaurants P.L.C.  ......     465,500        679,721
*City Site Estates P.L.C.  ............      20,000         11,926
 Claremont Garments (Holdings) P.L.C.       135,700        622,456
 Clarkson (Horace) P.L.C.  ............      60,489         97,112
 Clayhithe P.L.C.  ....................      41,500         47,590
 Clinton Cards P.L.C.  ................      46,000         71,741
*Cliveden P.L.C.  .....................      27,140              0
 Close Brothers Group P.L.C.  .........      79,542        387,967
*Cluff Resources P.L.C.  ..............     181,100        218,753
 Clyde Blowers P.L.C.  ................      11,781         36,927
 Clyde Petroleum P.L.C.  ..............     997,500        762,588
*Coal Investments P.L.C.  .............       1,102            944
 Cohen (A.) & Co. P.L.C.  .............       2,100         20,710
 Cohen (A.) & Co. P.L.C. Class A
  Non-Voting ..........................       1,500         14,334
 Colefax & Fowler Group P.L.C.  .......      60,000         64,218
 Colorvision P.L.C.  ..................      50,000         26,758
 Community Hospitals Group P.L.C.  ....      89,333        344,207
 Computer People Group P.L.C.  ........      50,999        252,647
 Concentric P.L.C.  ...................     133,026        349,842
*Conrad P.L.C.  .......................      30,000          1,605
 Conrad Ritblat Sinclair Goldsmith
  P.L.C. ..............................     268,000        102,443
 Cook (William) P.L.C.  ...............      53,750        185,735
 Cooper (Frederick) P.L.C.  ...........      86,954         78,442
 Cornwell Parker P.L.C.  ..............      16,000         22,262
 Cornwell Parker P.L.C. Class A
  Non-Voting ..........................      65,000         84,477
 Cosalt P.L.C.  .......................      30,700         72,757
*Costain Group P.L.C.  ................     112,060        126,791
 Country Casuals Holdings P.L.C.  .....       5,040         10,596
 Countryside Property P.L.C.  .........     209,454        240,191
 Courts P.L.C.  .......................      60,542        683,157
 Coutts Consulting Group P.L.C.  ......      92,000         75,961
 Cradley Group Holdings P.L.C.  .......      80,000         50,151
 Crest Nicholson P.L.C.  ..............     231,250        229,828
 Crestacare P.L.C.  ...................     381,864        182,459
*Creston Land & Estates P.L.C.  .......      50,000          4,587
 Cropper (James) P.L.C.  ..............      22,000         95,532
 Cullen's Holdings P.L.C.  ............      38,645          9,306
 Culver Holdings P.L.C.  ..............       8,471            712
 Cussins Property Group P.L.C.  .......      43,750         53,515
 Daejan Holdings P.L.C.  ..............      23,000        407,937
 Dagenham Motors Group P.L.C.  ........      65,000        127,213
 Dalepak Foods P.L.C.  ................      31,500         65,502
 Dart Group P.L.C.  ...................      37,000        115,409
 Davis Service Group P.L.C.  ..........     249,360        791,138
 Dawson Group P.L.C.  .................     100,674        460,252
 Dawson International P.L.C.  .........     297,721        514,392
 Debenham Tewson & Chinnocks Holdings
  P.L.C. ..............................      89,500         62,949
 Delaney Group P.L.C.  ................     270,000         15,481


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
 Delyn Group P.L.C. .  ................      40,500      $ 49,540
 Dencora P.L.C.  ......................      23,000        48,179
 Densitron International P.L.C.  ......      42,386        29,164
 Derwent Valley Holdings P.L.C.  ......      65,000       308,094
 Development Securities P.L.C.  .......      62,000       164,949
 Dewhirst Group P.L.C.  ...............     344,760       964,663
 Dewhurst P.L.C.  .....................       9,000        12,110
 Dewhurst P.L.C. Class A Non-Voting  ..      15,500        18,960
 Diploma P.L.C.  ......................      96,000       638,510
 Dixon Motors P.L.C.  .................       1,167         3,123
 Dobson Park Industries P.L.C.  .......     354,537       704,712
 Doeflex P.L.C.  ......................      25,762        84,295
 Dolphin Packaging P.L.C.  ............      63,110       118,689
 Domino Printing Sciences P.L.C.  .....      72,187       444,807
*Donelon Tyson P.L.C.  ................     322,588        19,729
 Dowding & Mills P.L.C.  ..............     400,875       392,280
 Drummond Group P.L.C.  ...............      26,250        11,640
 Dyson (J.& J.) P.L.C. Class A
  Non-Voting ..........................      28,500        36,168
 EBC Group P.L.C.  ....................      30,000        23,394
 EIS Group P.L.C.  ....................     124,333       726,202
*ERA Group P.L.C.  ....................     400,000        58,102
 ERF Holdings P.L.C.  .................      24,000       100,547
 Eadie Holdings P.L.C.  ...............     118,000        59,539
*Eclipse Blinds P.L.C.  ...............     110,713       160,816
 Edinburgh Fund Managers  .............      42,500       433,433
*Elbief P.L.C.  .......................      23,500         6,827
*Eleco Holdings P.L.C.  ...............      80,527        43,094
 Electron House P.L.C.  ...............      70,000       248,310
 Electronic Data Processing P.L.C.  ...      55,200       130,821
 Elliott (B.) & Co. P.L.C.  ...........       6,087        10,331
 Ellis & Everard P.L.C.  ..............     216,742       845,066
 Emess P.L.C.  ........................     288,250       138,831
 English & Overseas Properties P.L.C.       190,000        69,722
 Epwin Group P.L.C.  ..................      58,000       211,950
 Etam P.L.C.  .........................     159,500       421,905
 Eurocamp P.L.C.  .....................      93,439       293,594
 Eurocopy P.L.C.  .....................     131,000       146,218
 Euromoney Publications P.L.C.  .......      30,000       434,848
 European Colour P.L.C.  ..............      82,090       117,985
 European Motor Holdings P.L.C.  ......     145,000       217,271
 Evans Halshaw Holdings P.L.C.  .......     107,454       463,318
 Evans of Leeds P.L.C.  ...............      80,000       133,329
 Everest Foods P.L.C.  ................      60,000        92,657
 Ewart P.L.C.  ........................      30,000        23,394
*Ex-Lands P.L.C.  .....................     208,000        68,377
 Excalibur Group P.L.C.  ..............     228,630        68,167
 Expamet International P.L.C.  ........     170,749       242,800
 FII Group P.L.C.  ....................      41,166       273,801
 FR Group P.L.C.  .....................      61,161       421,753
 Faber Prest P.L.C.  ..................      48,500       432,332
 Falcon Holdings P.L.C.  ..............       5,500        10,007
*Farringford P.L.C.  ..................      30,000         8,257
 Fenner P.L.C.  .......................     215,276       457,528
 Ferguson International Holdings
  P.L.C. ..............................     126,000       400,720
 Ferry Pickering Group P.L.C.  ........      33,500        98,345
 Fife Indmar P.L.C.  ..................      24,000        24,219
 Finlay (James) P.L.C.  ...............     269,500       267,843
 First Choice Holidays  ...............     427,500       385,652
*First Choice Holidays Issue 95  ......     171,000       154,261
 First Technology P.L.C.  .............      36,750       257,354
*Firth (G.M.) Holdings P.L.C.  ........     151,000        81,962
*Fitch P.L.C.  ........................      15,500         5,332


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 Five Oaks Investments P.L.C.  ........      150,000    $   50,457
*Flare Group P.L.C.  ..................       16,000        23,975
 Fletcher King P.L.C.  ................       17,500         4,816
 Folkes Group P.L.C.  .................       28,000        25,259
 Folkes Group P.L.C. Non-Voting  ......       65,500        56,084
 Forminster P.L.C.  ...................       32,500        75,533
 Forth Ports P.L.C.  ..................       51,000       479,571
 Fortnum & Mason P.L.C.  ..............        1,000       111,617
 Forward Technology Industries P.L.C.         84,260       105,644
*Foster (John) & Son P.L.C.  ..........       27,500         6,307
 French (Thomas) & Sons P.L.C.  .......       32,000        33,760
 Friendly Hotels P.L.C.  ..............       48,666       113,104
 Frogmore Estates P.L.C.  .............       51,000       348,566
 Frost Group P.L.C.  ..................      175,080       516,656
*Futura Holdings P.L.C.  ..............        9,000             0
 GBE International P.L.C.  ............      134,666       102,952
 GEI International P.L.C.  ............       87,000       174,260
 GWR Group P.L.C.  ....................       35,698        92,244
 Galliford P.L.C.  ....................      239,500        69,577
 Gardiner Group P.L.C.  ...............      310,500        90,203
 Garton Engineering P.L.C.  ...........       10,248        29,458
 Gaskell P.L.C.  ......................        9,000        19,541
 Gates (Frank G.) P.L.C.  .............       54,250        68,847
 Geest P.L.C.  ........................       85,000       185,850
 Gent (S.R.) P.L.C.  ..................       98,000       140,851
 Gerrard & National Holdings P.L.C.  ..       97,000       673,341
 Gibbs & Dandy P.L.C.  ................        4,500         6,399
 Gibbs & Dandy P.L.C. Class A
  Non-Voting ..........................       11,000        11,437
 Gieves Group P.L.C.  .................       84,000       102,749
 Gleeson (M.J.) Group P.L.C.  .........       25,000       282,101
 Glynwed International P.L.C.  ........       53,000       249,594
 Goal Petroleum P.L.C.  ...............      333,000       336,044
 Gold Greenlees Trott P.L.C.  .........       78,432       286,615
 Goldsmiths Group P.L.C.  .............       50,000       160,545
 Goode Durrant P.L.C.  ................      122,500       473,875
 Goodhead Group P.L.C.  ...............       36,000        11,009
*Graham Wood P.L.C.  ..................        9,000             0
 Grainger Trust, Ltd.  ................       22,000        82,413
 Grampian Holdings P.L.C.  ............      166,937       352,240
 Grampian Television P.L.C.  ..........       70,000       218,341
 Graseby P.L.C.  ......................      174,480       341,478
 Graystone P.L.C.  ....................      774,964       151,077
 Greene King P.L.C.  ..................       78,000       748,965
 Greenway Holdings P.L.C.  ............       60,197        66,270
*Greenwich Resources P.L.C.  ..........      219,332        46,112
 Greggs P.L.C.  .......................       26,000       458,364
 Greycoat P.L.C.  .....................      100,000       217,118
*Guiness Peat Group P.L.C.  ...........      133,100        66,141
 HTV Group P.L.C.  ....................      237,000     1,000,149
 Haden Maclellan Holdings P.L.C.  .....      296,914       381,344
 Haggas (John) P.L.C.  ................       59,000       114,568
 Hall Engineering (Holdings) P.L.C.  ..      135,528       402,011
 Halstead (James) Group P.L.C.  .......       74,955       445,818
 Hambro Countrywide P.L.C.  ...........    1,089,000       599,429
 Hampson Industries P.L.C.  ...........      144,536       108,288
 Hardy Oil & Gas P.L.C.  ..............      281,750       779,740
 Hardys & Hansons P.L.C.  .............       48,000       211,369
 Harris (Philip) P.L.C.  ..............       25,866        73,561
*Hartons Group P.L.C.  ................      179,900        21,318
 Hartstone Group P.L.C.  ..............    1,509,147       323,048
 Havelock Europa P.L.C.  ..............       64,250       268,190
 Hawtal Whiting Holdings P.L.C.  ......       22,588        46,280
 Hawtin P.L.C.  .......................      146,500       107,519


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 Hay (Norman) P.L.C.  .................      48,000     $   22,018
 Haynes Publishing Group P.L.C.  ......      38,635        174,265
 Headlam Group P.L.C.  ................      99,696        298,773
*Healthcare Holdings P.L.C.  ..........       2,820             75
 Heath (C.E.) P.L.C.  .................      75,000        167,426
 Heath (Samuel) & Sons P.L.C.  ........       7,500         14,449
 Helene P.L.C.  .......................     416,326         95,484
 Helical Bar P.L.C.  ..................      35,000        172,853
 Hemingway Properties P.L.C.  .........     200,000         69,570
 Henderson Administration Group P.L.C.       52,000        960,457
 Henlys Group P.L.C.  .................      20,931        160,017
*Herring Baker Harris Group P.L.C.  ...      35,916          5,766
 Hewden-Stuart P.L.C.  ................     518,519      1,094,085
 Hewetson P.L.C.  .....................      20,000         12,538
 Hi-Tech Sports P.L.C.  ...............     193,446         88,734
 Hicking Pentecost P.L.C.  ............      49,096        221,450
 Higgs & Hill P.L.C.  .................     109,500        155,706
 High-Point P.L.C.  ...................      13,500          5,780
 Hill & Smith Holdings P.L.C.  ........      98,533        161,203
 Hodder Headline P.L.C.  ..............      61,000        240,634
 Hogg Robinson P.L.C.  ................     299,000        937,201
 Hollas Group P.L.C.  .................     354,000         83,896
*Holmes & Marchant Group P.L.C.  ......      54,000          4,954
 Holt (Joseph) P.L.C.  ................       6,000        285,587
 Home Counties Newspapers
  Holdings P.L.C. .....................      25,000         55,426
 Hopkinsons Group P.L.C.  .............     210,557        103,021
*Horace Small Apparel P.L.C.  .........      82,500        112,898
 How Group P.L.C.  ....................      88,000         41,711
 Howard Holdings P.L.C.  ..............      57,730         13,240
 Howden Group P.L.C.  .................     700,168        786,859
 Hunting P.L.C.  ......................     218,695        678,801
*Huntingdon International Holdings
  P.L.C. ..............................     138,000        166,692
 ISA International P.L.C.  ............      95,214        218,373
 Ibstock P.L.C.  ......................     625,200        640,474
 Industrial Control Services Group
  P.L.C. ..............................      20,000         31,192
 Ingham P.L.C.  .......................      38,000         19,755
 Intereurope Technology Services
  P.L.C. ..............................      23,500         35,572
 International Business Communications
  Holdings P.L.C. .....................      96,470        439,558
 Ipeco Holdings P.L.C.  ...............      74,931        103,113
 Isle of Man Steam Packet Co., Ltd.  ..      72,000        121,097
 Isotron P.L.C.  ......................      30,500        142,702
 Ivory & Sime P.L.C.  .................      78,125        273,548
 JIB Group P.L.C.  ....................     298,500        483,791
 JLI Group P.L.C.  ....................     167,000        158,313
 Jackson Group P.L.C.  ................      78,000         48,897
 Jacobs (John I.) P.L.C.  .............      46,000         44,310
*Jarvis P.L.C.  .......................      89,788         31,919
 Jarvis Porter Group P.L.C.  ..........      99,894        438,358
 Jerome (S.) & Sons Holdings P.L.C.  ..      18,375         20,510
 Johnson & Firth Brown P.L.C.  ........     379,666        362,818
 Johnson Group Cleaners P.L.C.  .......     170,535        625,795
 Johnston Group P.L.C.  ...............      30,000        153,665
 Johnston Press P.L.C.  ...............     135,176        326,561
*Jones & Shipman P.L.C.  ..............      29,500         22,102
 Jones Stroud Holdings P.L.C.  ........      46,500        307,857
 Joseph (Leopold) Holdings P.L.C.  ....      14,000         99,110
 Jourdan (Thomas) P.L.C.  .............      40,000         16,513
 Kalamazoo Computer Group P.L.C.  .....      46,000         66,114
 Kelsey Industries P.L.C.  ............       7,500         66,282
*Kendell P.L.C.  ......................     330,000          5,046


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
 Kenwood Appliances P.L.C.  ...........       80,000     $ 291,122
 King & Shaxson Holdings P.L.C.  ......       39,500        82,138
 Kleeneze Holdings P.L.C.  ............       32,757        73,626
*Kode International P.L.C.  ...........       43,100        66,559
 Kunick P.L.C.  .......................      600,000       213,296
*LEP Group P.L.C.  ....................    2,115,000        97,015
 Laing (John) P.L.C.  .................      107,438       418,895
 Lambert Howarth Group P.L.C.  ........       34,000        72,780
 Lamont Holdings P.L.C.  ..............       72,231       276,103
 Leeds Group P.L.C.  ..................       71,850       273,548
 Leigh Interests P.L.C.  ..............      156,499       303,894
 Leslie Wise Group P.L.C.  ............      107,000        75,257
 Liberty P.L.C.  ......................       51,875       248,262
 Life Sciences International P.L.C.  ..      381,662       513,534
 Lilleshall P.L.C.  ...................       80,564       105,937
 Linton Park P.L.C.  ..................       44,000       205,192
 Linx Printing Technologies P.L.C.  ...       36,000        64,401
*Lionheart P.L.C.  ....................      419,949        14,447
 Lister & Co. P.L.C.  .................       41,000        14,418
 Lloyd Thompson Group P.L.C.  .........      154,000       327,298
 Locker (Thomas) Holdings P.L.C.  .....       22,500         9,977
 Locker (Thomas) Holdings P.L.C. Class
  A Non-Voting ........................       66,000        18,165
 Logica P.L.C.  .......................       71,000       506,971
 London Scottish Bank P.L.C.  .........      140,500       365,202
 Lookers P.L.C.  ......................       80,160       182,621
 Lopex P.L.C.  ........................      154,948        39,091
 Lovell (Y.J.) Holdings P.L.C.  .......       70,932        27,656
*Lowe (Robert H.) & Co. P.L.C.  .......        1,551           344
 Lowndes Lambert Group Holdings P.L.C.       262,000       524,783
 Lyles (S.) P.L.C.  ...................       16,000        13,944
 M & W P.L.C.  ........................        7,200        14,091
 M.R. Data Management Group P.L.C.  ...      136,158       154,057
 ML Holdings P.L.C.  ..................      431,132       263,680
 MS International P.L.C.  .............      120,500        62,643
 MTM P.L.C.  ..........................      142,250       141,375
 MacAllan-Glenlivet P.L.C.  ...........      155,000       483,470
 MacDonald Martin Distillies P.L.C.
  Class A .............................       20,000       197,241
 MacFarlane Group Clansman P.L.C.  ....      341,687     1,018,757
 Macro 4 P.L.C.  ......................       54,000       340,998
 Magnolia Group P.L.C.  ...............       11,000         4,878
 Mallett P.L.C.  ......................       37,437        41,214
 Manchester United P.L.C.  ............       62,500       193,992
 Manders P.L.C.  ......................       81,025       358,034
 Manganese Bronze Holdings P.L.C.  ....       52,184       179,526
 Mansfield Brewery P.L.C.  ............      173,500       854,206
 Marling Industries P.L.C.  ...........      478,398       182,868
 Marshalls P.L.C.  ....................      342,741       759,874
 Martin Internationl Holdings P.L.C.  .       97,000        35,595
 Matthews (Bernard) P.L.C.  ...........      342,000       512,460
 Maunders (John) Group P.L.C.  ........       78,000       221,827
 Mayflower Corp. P.L.C.  ..............      538,272       790,097
 McAlpine (Alfred) P.L.C.  ............      171,111       350,582
*McCarthy & Stone P.L.C.  .............      227,968       226,566
 McKay Securities P.L.C.  .............       70,000       133,788
 McLeod Russel Holdings P.L.C.  .......      149,524       384,085
 Meggitt P.L.C.  ......................      572,190       787,391
*Melville Group P.L.C.  ...............       90,000         6,192
*Merchant Retail Group P.L.C.  ........      263,766        66,544
 Metal Bulletin P.L.C.  ...............       24,000       233,754
 Metalrax Group P.L.C.  ...............      304,745       507,891


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
*Micro Focus Group P.L.C.  ............      34,500      $312,810
 Microgen Holdings P.L.C.  ............     105,000       280,954
 Misys P.L.C.  ........................      25,940       235,594
 Mitie Group P.L.C.  ..................      50,000       220,941
 Molins P.L.C.  .......................      76,500       934,578
 More O'Ferrall P.L.C.  ...............      79,193       547,309
 Morland & Co. P.L.C.  ................      78,380       636,366
 Mosaic Investments P.L.C.  ...........      33,000        15,642
 Moss Brothers Group P.L.C.  ..........      40,500       358,543
 Mowlem (John) & Co. P.L.C.  ..........     470,990       432,086
 Mucklow (A & J) Group P.L.C.  ........     175,000       363,902
 NSM P.L.C.  ..........................      58,474        81,360
 Narborough Plantations P.L.C.  .......      63,829        39,038
 Neepsend P.L.C.  .....................      66,250        52,674
 Neotronics Technology P.L.C.  ........     105,000        70,640
 Nestor -- BNA P.L.C.  ................     202,200       231,873
*New London P.L.C.  ...................     141,500        13,522
 Newman Tonks Group P.L.C.  ...........     300,834       584,168
*Newmarket Venture Capital P.L.C.  ....      80,000        18,348
 Nichols (JN) (Vimto) P.L.C.  .........      98,750       351,804
 Nobo Group P.L.C.  ...................      41,107        87,365
 Norcros P.L.C.  ......................     292,857       344,789
 Northamber P.L.C.  ...................      44,444       172,605
 Novo Group P.L.C.  ...................     113,000        53,561
 Nurdin & Peacock, Ltd.  ..............      84,000       215,772
*OEM P.L.C.  ..........................      12,000         7,523
 OMI International P.L.C.  ............     173,158        37,066
 Ocean Wilson Holdings, Ltd.  .........      99,250       136,578
 Oceana Consolidated Co. P.L.C.  ......      16,000        35,962
*Oceonics Group P.L.C.  ...............      52,760        22,588
 Ockham Holdings P.L.C.  ..............     137,000       108,926
 Oliver Group P.L.C.  .................      68,000        42,629
 Olives Property P.L.C.  ..............     126,208        50,173
 Osborne & Little P.L.C.  .............      17,500       107,030
 Osprey Communications P.L.C.  ........      23,524         7,913
*Owen & Robinson P.L.C.  ..............       9,485             0
 Oxford Instruments P.L.C.  ...........     122,000       774,133
 P & P P.L.C.  ........................     129,250       310,269
 PSIT P.L.C.  .........................     180,000       357,786
 PWS Holdings P.L.C.  .................     134,428        39,053
 Page (Michael) Group P.L.C.  .........     153,975       369,622
 Park Food Group P.L.C.  ..............     382,500       520,510
 Parkland Group P.L.C.  ...............      30,000        83,942
 Partridge Fine Arts P.L.C.  ..........      75,000        81,419
 Paterson Zochonis P.L.C.  ............      22,000       149,689
 Paterson Zochonis P.L.C. Non-Voting  .      27,000       156,050
 Peek P.L.C.  .........................     291,608       450,327
 Pendragon P.L.C.  ....................     103,750       433,070
*Pentos P.L.C. (In Receivership)  .....     839,262        64,162
 Perkins Foods P.L.C.  ................     333,000       366,593
 Perpetual P.L.C.  ....................       9,000       226,093
 Perry Group P.L.C.  ..................      68,666       163,785
 Persimmon P.L.C.  ....................     263,800       730,064
*Pex P.L.C.  ..........................      47,500         5,447
*Phoenix Timber Group P.L.C.  .........      31,000         8,058
 Photo-Me International P.L.C.  .......     145,000       359,162
 Pifco Holdings P.L.C.  ...............      20,000        67,582
 Pifco Holdings P.L.C. Class A  .......      20,000        64,524
 Pittards P.L.C.  .....................      60,985        45,691
 Pittencrieff Resources P.L.C.  .......      74,000        49,784
 Pizza Express P.L.C.  ................      84,508       279,100
 Plantation & General Investment
  P.L.C. ..............................      96,224        85,333
*Platignum P.L.C.  ....................     160,600        20,872


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 Plysu P.L.C.  ........................     117,800     $  336,817
 Polypipe P.L.C.  .....................      70,000        176,600
*Porter Chadburn P.L.C.  ..............     310,000        199,076
 Portmeirion Potteries (Holdings)
  P.L.C. ..............................      28,000        226,047
 Portsmouth & Sunderland Newspapers
  P.L.C. ..............................      30,000        263,753
 Porvair P.L.C.  ......................      35,000        198,006
*Premier Consolidated Oilfields P.L.C.      150,000         56,191
 Pressac Holdings P.L.C.  .............      94,000        198,342
*Prestwick Holdings P.L.C.  ...........      90,000         53,668
 Property Partnerships P.L.C.  ........      10,000         38,990
 Prospect Industries P.L.C.  ..........     372,477         27,052
 Protean P.L.C.  ......................      71,076        262,994
 Proudfoot P.L.C.  ....................     202,646         72,814
 Prowting P.L.C.  .....................     173,630        297,338
 QS Holdings P.L.C.  ..................     126,775         94,981
 Quadrant Group P.L.C.  ...............     113,253         25,975
 Quality Care Homes P.L.C.  ...........      20,000         84,095
 Quality Software Products Holdings
  P.L.C. ..............................       5,000         49,310
 Quick Group P.L.C.  ..................      92,165        197,288
 RCO Holdings P.L.C.  .................      27,000         84,217
 REA Holdings P.L.C.  .................      14,658         42,135
 Radamec Group P.L.C.  ................      35,000         44,417
 Raine P.L.C.  ........................     467,965        121,638
 Ransom (William) & Son P.L.C.  .......      30,000         24,770
*Ransomes P.L.C.  .....................     154,000        141,280
 Rea Brothers Group P.L.C.  ...........     106,562         73,320
 Readicut International P.L.C.  .......     499,263        534,361
 Record Holdings P.L.C.  ..............      89,727         90,547
*Reece P.L.C.  ........................     283,750         13,016
 Reed Executive P.L.C.  ...............     116,500        188,816
 Reg Vardy P.L.C.  ....................     134,597        565,947
*Regent Corp. P.L.C.  .................       2,488            190
 Relyon Group P.L.C.  .................      45,777        183,382
 Renishaw P.L.C.  .....................     147,339        874,092
 Renold P.L.C.  .......................     180,000        718,324
 Rexmore P.L.C.  ......................      32,500         33,542
 Ricardo Group P.L.C.  ................     119,709        269,062
 Richards Group P.L.C.  ...............      16,000          9,052
 Richards P.L.C.  .....................      81,500         49,845
 Richardsons Westgarth P.L.C.  ........      96,928        118,562
*Richmond Oil & Gas P.L.C.  ...........     220,000         15,137
*Rodime P.L.C.  .......................     261,000          4,988
 Rolfe & Nolan P.L.C.  ................      24,000         98,345
 Ropner P.L.C.  .......................      63,300        143,243
*Ross Group P.L.C.  ...................      13,200            706
 Rotork P.L.C.  .......................     235,000        601,853
 Rowe Evans Investments P.L.C.  .......     114,417        185,440
*Roxspur P.L.C.  ......................     585,225         20,133
 Rubicon Group P.L.C.  ................      47,890        130,338
 Russell (Alexander) P.L.C.  ..........      47,500         79,164
 Rutland Trust P.L.C.  ................     669,000        398,931
 S & U P.L.C.  ........................      29,040        131,430
*Saatchi & Saatchi Co. P.L.C.  ........      51,760         71,623
 Sage Group P.L.C.  ...................     310,000      1,303,473
 Sanderson Bramall Motor Group P.L.C.        79,166        229,985
 Sanderson Electrons P.L.C.  ..........      90,000        196,782
 Saville (J.) Gordon Group P.L.C.  ....     247,761        215,931
 Savills P.L.C.  ......................     145,000        115,287
*Scantronic Holdings P.L.C.  ..........     178,038         24,500
 Scholl P.L.C.  .......................     166,250        526,186
*Scottish Ice Rink Co. (1928) P.L.C.  .      13,000              0
 Scottish Metropolitan Property P.L.C.      629,266        683,125


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                             ------         ------
 Scottish Television P.L.C.  ..........     108,000     $  792,634
 Secure Trust Group P.L.C.  ...........      40,000        324,148
*Seet P.L.C.  .........................       7,000          6,850
 Sennah Rubber Co., Ltd. (Guernsey)  ..       1,214         38,980
 Serco Group P.L.C.  ..................     130,000        737,437
 Servomex P.L.C.  .....................      30,000        152,747
 Seton Healthcare Group P.L.C.  .......      88,366        524,233
 Shaftesbury P.L.C.  ..................      75,000        138,757
 Shandwick P.L.C.  ....................     302,640        168,899
 Shanks & McEwan Group P.L.C.  ........     192,000        293,568
 Sharpe & Fisher P.L.C.  ..............      44,563        106,975
 Sheffield Insulations Group P.L.C.  ..     143,500        473,929
 Sherwood Group P.L.C.  ...............     303,000        523,514
 Shiloh P.L.C.  .......................      14,500         23,501
*ShopRite Group P.L.C.  ...............     350,780         42,907
 Sidlaw Group P.L.C.  .................     176,071        368,821
*Signet Group P.L.C.  .................     736,900        163,374
 Silentnight Holdings P.L.C.  .........     147,500        412,715
*Simon Engineering P.L.C.  ............     449,333        570,235
 Sims Food Group P.L.C.  ..............      99,000         62,062
 Sinclair (William) Holdings P.L.C.  ..      53,000        150,729
 Sindall (William) P.L.C.  ............      50,500         57,911
 Singapore Para Rubber Estates P.L.C.        26,000         58,438
 Singer & Friedlander Group P.L.C.  ...     525,000        882,998
 Sirdar P.L.C.  .......................     145,266        202,122
 Sketchley P.L.C.  ....................     141,800        279,688
 Smart (J.) & Co. (Contractors) P.L.C.       22,500         73,965
 South Staffordshire Water Holdings
  P.L.C. ..............................      11,600        404,390
 Southend Property Holdings P.L.C.  ...     250,000        160,545
 Spirax-Sarco Engineering P.L.C.  .....       8,800         81,539
 Spring Ram Corp. P.L.C.  .............     616,000        174,245
 St. Modwen Properties P.L.C.  ........      50,000         41,283
 Stakis P.L.C.  .......................       5,033          6,464
 Stanley Leisure Organisation P.L.C.  .     125,129        679,194
*Starmin P.L.C.  ......................     248,445          6,648
 Stat-Plus Group P.L.C.  ..............      58,000        181,798
 Staveley Industries P.L.C.  ..........     276,000        886,208
 Steel Burrill Jones Group P.L.C.  ....     165,682        101,331
 Sterling Industries P.L.C.  ..........      76,000        339,316
 Stirling Group P.L.C.  ...............     336,000        226,047
 Stoddard Sekers International P.L.C.       179,100         62,984
 Stratagem Group P.L.C.  ..............      70,315        187,070
 Stylo P.L.C.  ........................     117,000        214,672
 Sutcliffe Speakman P.L.C.  ...........     186,162         76,853
 Suter P.L.C.  ........................     405,376      1,103,279
 Swallowfield P.L.C.  .................      15,000         38,531
 Swan (John) and Sons P.L.C.  .........       1,000          6,544
*Sycamore Holdings P.L.C.  ............       4,316            792
 Syltone P.L.C.  ......................      50,400        144,876
 T & S Stores P.L.C.  .................     258,340        734,703
 TGI P.L.C.  ..........................      59,560         88,335
 Takare P.L.C.  .......................      25,000         75,686
*Talbex Group P.L.C.
  (In Receivership) ...................     385,000              0
*Tamaris P.L.C.  ......................     206,460          7,103
 Tay Homes P.L.C.  ....................     116,266        264,878
 Taylor Nelson AGB P.L.C.  ............     546,475        346,758
 Telemetrix P.L.C.  ...................     246,722        588,491
*Tex Holdings P.L.C.  .................      14,000          8,991
 Thorntons P.L.C.  ....................     237,000        510,946
 Thorpe (F.W.) P.L.C.  ................      24,000         91,740
 Tibbett & Britten Group P.L.C.  ......      98,400        616,860
 Tie Rack P.L.C.  .....................     139,000        346,426


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares        Value+
                                             ------        ------
 Tilbury Douglas P.L.C.  ..............      97,183      $658,266
 Time Products P.L.C.  ................     124,000       481,574
 Tinsley Robor P.L.C.  ................      60,000       112,840
 Tomkinsons P.L.C.  ...................      14,800        40,280
 Tops Estates P.L.C.  .................      10,000        20,030
*Torday & Carlisle P.L.C.  ............      65,000        47,705
 Town Centre Securities P.L.C.  .......     150,000       215,589
*Toye & Co. P.L.C.  ...................       2,000         3,058
 Trace Computers P.L.C.  ..............      33,552        20,520
 Trade Indemnity Group P.L.C.  ........     562,004       610,106
 Trafford Park Estates P.L.C.  ........      50,000        74,157
 Transtec P.L.C.  .....................     251,525       326,894
 Trinity Holdings P.L.C.  .............      54,000       288,981
 Trinity International Holdings P.L.C.      168,600       891,951
 Triplex Lloyd P.L.C.  ................     158,110       336,033
 Try Group P.L.C.  ....................     243,407        33,495
 Tunstall Group P.L.C.  ...............      89,000       421,851
 UDO Holdings P.L.C.  .................      71,000       277,911
 UK Estates P.L.C.  ...................      50,000        16,819
 UK Safety P.L.C.  ....................     135,833        39,461
 Ugland International Holdings P.L.C.        65,850        72,493
 Ulster Television, Ltd.  .............      25,000       368,107
 Unigroup P.L.C.  .....................      77,163        64,890
 Union P.L.C.  ........................      47,000        80,487
 Unitech P.L.C.  ......................      10,000        78,896
 United Industries P.L.C.  ............     611,460       149,588
*Usborne P.L.C.  ......................     111,066        27,171
 Vardon P.L.C.  .......................      88,000       146,662
*Verson International Group P.L.C.  ...     401,163        67,472
 Vert (Jacques) P.L.C.  ...............      20,000        55,656
 Vibroplant P.L.C.  ...................     113,500       131,892
 Victoria Carpet Holdings P.L.C.  .....      12,000        15,779
*Videologic Group P.L.C.  .............     186,666       124,154
 Vinten Group P.L.C.  .................       7,000        74,065
 Volex Group P.L.C.  ..................     101,206       665,399
 Vosper Thornycroft Holdings P.L.C.  ..      20,000       255,496
*WMGO P.L.C.  .........................     176,000        26,910
 WSP Group P.L.C.  ....................      50,000        35,167
 Wace Group P.L.C.  ...................     195,000       709,609
 Waddington (John) P.L.C.  ............     253,285       848,127
 Wagon Industrial Holdings P.L.C.  ....      30,000       199,993
*Wakebourne P.L.C.  ...................      27,850         9,368
 Walker Greenbank P.L.C.  .............     313,000       411,576
 Ward Holdings P.L.C.  ................     130,000        91,434
 Wardle Storeys P.L.C.  ...............      58,000       352,954
 Warner Estate Holdings P.L.C.  .......      70,000       217,271
 Warner Howard P.L.C.  ................      63,817       239,062
 Waterman Partnership Holdings P.L.C.        45,000        28,898
*Wates City of London Properties
  P.L.C. ..............................     230,000       240,894
 Watson & Philip P.L.C.  ..............     115,400       891,055
 Watts, Blake, Bearne & Co. P.L.C.  ...      50,500       397,655
*Waverly Mining Finance P.L.C.  .......      42,500        61,733
 Wehmiller (Barry) International
  P.L.C. ..............................     112,322       245,589
 Wellman P.L.C.  ......................     204,833       161,293
*Wembley P.L.C.  ......................       6,053        28,228
 West Trust P.L.C.  ...................     114,627        57,837
 Westbury P.L.C.  .....................     165,333       462,613
 Western Selection P.L.C.  ............      35,525        11,950
 Wetherspoon (JD) P.L.C.  .............      25,000       243,493
 Whatman P.L.C.  ......................      62,500       415,697
 Whessoe P.L.C.  ......................      71,875       204,408
 Whitecroft P.L.C.  ...................     105,000       301,825


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINUED
                                                                                                      Shares             Value+
                                                                                                    -----------   -------------
 Wholesale Fittings P.L.C.  .....................................................................       38,500    $    190,139
 Widney P.L.C.  .................................................................................      494,108          75,549
*Wiggins Group P.L.C.  ..........................................................................    1,076,500          49,379
 Willoughby's Consolidated P.L.C.  ..............................................................        9,000          14,174
 Wilshaw P.L.C.  ................................................................................      223,409         196,416
 Windsor P.L.C.  ................................................................................       71,521          15,310
 Wintrust P.L.C.  ...............................................................................       31,500         132,450
 Wolstenholme Rink P.L.C.  ......................................................................       15,500         235,336
 Worthington Group P.L.C.  ......................................................................       50,666          61,200
 Wyko Group P.L.C.  .............................................................................      134,000         174,153
 Wyndeham Press Group P.L.C.  ...................................................................       56,760         164,893
 York Waterworks P.L.C.  ........................................................................       17,000          90,976
 Yorklyde P.L.C.  ...............................................................................       25,555         130,897
 Yorkshire Chemicals P.L.C.  ....................................................................      110,400         462,516
 Young & Co's Brewery P.L.C.  ...................................................................       10,000          57,185
 Young & Co's Brewery P.L.C. Class A  ...........................................................        8,034          53,558
 Young (H.) Holdings P.L.C.  ....................................................................       44,419          69,954
 Zetters Group P.L.C.  ..........................................................................       14,500          28,378
                                                                                                                 -------------
TOTAL COMMON STOCKS (Cost $154,439,843)  ........................................................                  159,821,259
                                                                                                                 -------------
INVESTMENT IN CURRENCY -- (1.4%)
*British Pound Sterling (Cost $2,437,197)  ......................................................                    2,378,303
                                                                                                                 -------------
RIGHTS/WARRANTS -- (0.0%)
*Allied Leisure P.L.C. Rights 12/19/95  .........................................................      106,066          11,352
*Brent Walker Group P.L.C. Warrants 12/31/07  ...................................................       64,285             246
*Cordiant P.L.C. Rights 12/13/95  ...............................................................       51,760          24,534
*Hewitt Group P.L.C. Warrants 03/02/02  .........................................................        2,400           1,945
*Pentos P.L.C. (In Receivership) Warrants 12/31/96  .............................................       10,891               0
*Select Industries P.L.C. Warrants 05/20/99  ....................................................        1,717               0
                                                                                                                 -------------
TOTAL RIGHTS/WARRANTS (Cost $43,976)  ...........................................................                       38,077
                                                                                                                 -------------
                                                                                                       Face
                                                                                                      Amount
                                                                                                    -----------
                                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
 Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97) (Cost $4,688,000) .....................................................   $    4,688       4,688,000
                                                                                                                 -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $161,609,016)  ..............................................                 $166,925,639
                                                                                                                 =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements

                           SCHEDULE OF INVESTMENTS
                        THE EMERGING MARKETS PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                           Value+
                                                                                        -------------
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company .....................................................                    $49,279,771
                                                                                       -------------
     Total Investments (100%) (Cost $51,374,161)  ...................                    $49,279,771
                                                                                       =============

------
+See Note B to Financial Statements.

               See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                   THE CONTINENTAL SMALL COMPANY PORTFOLIO
                              NOVEMBER 30, 1995

                                            Shares           Value+
                                           -------           ------
FRANCE -- (25.3%)
COMMON STOCKS -- (25.3%)
  ALSPI (Societe Alsacienne de
   Participations Industrielles) ......     10,850       $  774,627
 *Agricole & Industrielle de
   Madagascar SA ......................      1,242           27,929
  Agricole de la Crau  ................        440           40,602
  Agricole de la Pointe-a-Pitre  ......        450           37,914
  Application des Gaz SA ADG  .........      4,392          221,054
  Arbel SA  ...........................      2,280           90,560
  Aurea  ..............................        600           11,777
  Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie) .......................        717          121,394
  Bains de Mer et du Cercle des
   Etrangers a Monaco .................      4,615          573,982
 *Banque Nationale de Paris
   Intercontinentale ..................     12,465          757,652
 *Banque Transatlantique  .............      3,030           71,480
  Bazar de l'Hotel de Ville SA  .......      9,950          778,435
  Berger Levrault SA  .................        476           60,156
 *Bis SA  .............................     19,800        1,735,727
 *Bollore Technologies SA  ............     20,366        1,756,746
  Brosse et Dupont  ...................      3,170          200,311
  Burelle SA  .........................      4,030          169,769
 *CAMAT (Cie d'Assurances Mari times
   Aeriennes et Terrestres) ...........      3,675          117,954
 *CDE (Comptoir des Entrepeneurs  SA)        8,713           22,635
  CEGID  ..............................      4,500          328,586
  CFC (Cie Financiere des Cardans)  ...        296           59,438
 *CLAL (Comptoir Lyon-Alemand  Loyot
   SA) ................................      8,367          672,213
  CPR (Cie Parisienne de  Reescompte)       23,430        1,814,239
  Cambodge  ...........................      1,605          256,607
  Caoutchoucs de Padang  ..............      1,423          188,401
 #Carbone Lorraine  ...................      6,649          616,216
 *Caves & Producteurs Reunis de
   Roquefort ..........................        192           64,706
  Centenaire-Blanzy  ..................      2,207          128,435
 *Centrest (Societe Developpement
   Regional du Centre-Est) ............      1,705              479
 *Ceragen Holding (Cie Generale de  la
  Ceramique SA) .......................      2,780           13,942
  Chambon Societe Generale  Remorquage
   et de Travaux Maritimes ............        405           77,994
  Cofigeo (Cie Financiere Geo)  .......        400          136,891
  Compagnie Financiere de CIC et de
   l'Union Europeene SA Series D ......     10,650          672,969
 *Concorde Cie d'Assurances Contre
   les Risques de Toute Nature SA .....      2,992          393,131
  Continentale d'Assurances SA  .......        810           39,322
  Continentale d'Entreprises SA  ......      6,839          212,647
  Costimex SA  ........................        700           18,255
  Courtois SA  ........................        100            5,777
  Credit Foncier et Communal  d'Alsace
   et de Lorraine .....................        800          102,708
 *Credit General Industriel  ..........      1,160            6,981




THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
 *Cristalleries de Baccarat  ..........      1,567       $  150,885
  DMC (Dollfus Mieg et Cie)  ..........     25,400        1,094,467
  Damart SA  ..........................      2,290        1,742,421
 *Darblay SA  .........................        305           21,414
  Dassault Electronique SA  ...........     17,400          603,852
  Degremont  ..........................      9,600          778,014
  Didot-Bottin  .......................        810           97,492
  Dietrich et Cie  ....................     25,250        1,164,995
  Docks Lyonnais  .....................      1,110           23,825
  Docks des Petroles d'Ambes  .........        100           10,632
 *Dynaction SA  .......................     10,660          209,779
  EBF SA  .............................     60,825        1,647,217
  ECIA (Equipements et Composants
   pour l'Industrie Automobile) .......     17,571        2,009,121
  EMI France SA  ......................        300           91,474
  Electricite de Strasbourg  ..........      7,928          755,426
 *Emprunt Conjoint de Banque du
   Batiment et des Travaux Publics  et
   de Financiere de Gestion et
   d'Investissement SA ................     29,814           38,576
  Euro RSCG Worldwide SA  .............     20,397        1,858,848
  Europe 1 Communication  .............      4,782          996,690
  Explosifs et de Produits Chimiques  .        524           89,348
 *Fichet-Bauche  ......................      3,515           77,633
 *Fidei (Compagnie Financiere pour
   l'Immoblilier d'Entrepise) .........      9,399          126,514
  Filipacchi Medias SA  ...............      3,520          515,466
  Financiere Moncey SA  ...............        631          139,491
 *Financiere et Immobiliere de l'Etang
   de Berre et de la Mediterranee  SA .        400            6,259
  Fives-Lille  ........................      8,400          665,934
  Fonciere (Cie)  .....................      2,823          263,895
  Fonciere Lyonnaise SA  ..............      4,302          488,452
  Fonciere du Chateau d'Eau de  Paris       12,009          409,535
  Fonderies Franco Belge  .............        410           46,881
  Francaise des Ferrailles  ...........      5,288          472,048
 *Francaise des Magasins Uniprix  .....      2,886           93,209
 *France IARD (Incendie Accidents &
   Risques Divers) ....................      3,164          574,407
 #France SA  ..........................      9,420        1,209,388
  France-Africaine de Recherches
   Petrolieres Francarep ..............      3,864          140,298
 *GCI (Groupe Chatellier Industrie
   SA) ................................      8,721           31,490
 #GTM Entrepose  ......................     33,905        2,152,644
  Galeries Lafayette SA  ..............      5,664        1,510,021
  Gantois Series  .....................        647          167,428
  Gascogne SA  ........................      6,147          513,586
  Gaumont  ............................     14,155          919,436
  Genefim (Societe Immobiliere pour
   le Commerce et l'Industrie SA) .....      8,161          194,816
  Generale d'Entreprises Automobiles
   SA .................................      6,463        1,122,760
 *Generale de Geophysique SA  .........     14,976          594,834
  Generale de Transport et
   d'Industrie ........................     12,688          809,385
  Gevelot  ............................        896          235,458
  Gifrer Barbezat SA  .................        550           71,715



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
 *Grand Bazar de Lyon  ................         650      $   16,951
  Grands Moulins de Strasbourg  .......         110          31,864
  Groupe Andre SA  ....................         820          55,928
  Groupe du Louvre SA  ................       1,536          41,628
  Groupement pour le Financement  de
   la Construction SA .................      19,075       1,358,400
  Guitel-Etienne-Mobilor SA  ..........         160           6,355
  Guyenne et Gascogne SA  .............       5,200       1,302,869
  Hoteliere Lutetia Concorde  .........         501          94,974
  Hotels et Casinos de Deauville  .....       2,055         164,895
  Immeubles de France  ................      25,179       1,394,063
  Immeubles de Lyon  ..................       3,562         340,123
  Immobanque  .........................         400          50,150
  Immobiliere Marseillaise  ...........         656         640,209
  Industrie des Transports  ...........         300          57,172
  Industrielle et Financiere
   d'Entreprise SA ....................         300          11,735
  Industrielle et Financiere
   d'Ingenierie SA ....................      40,100         297,633
  Interbail SA  .......................       7,000         446,540
 *Intertechnique SA  ..................       4,150         352,146
  Labinal SA  .........................      15,925       1,565,346
  Laurent Bouillet  ...................         480          39,960
 *Legris Industries SA  ...............      32,350       1,090,231
  Locamion  ...........................       1,803         120,152
 *Locindus (Cie Financiere pour la
   Location d'Immeubles Industrials  et
   Commerciaux) .......................       1,300         215,145
 *Lucia  ..............................         254           3,312
 *MRM  ................................       1,424          15,711
 *Manoir Industries SA  ...............      12,365           6,499
 *Matussiere et Forest SA  ............      13,600         169,147
  Metal Deploye  ......................         328          25,135
*#Metaleurop SA  ......................      58,400         586,343
 *Metrologie International  ...........       5,940          16,801
  Montupet SA  ........................       3,245         393,826
 *Mors  ...............................      32,445          97,953
 *Moulinex SA  ........................     108,711       1,851,467
 *Musee Grevin SA  ....................         822          14,931
 *Nationale de Navigation  ............       8,880         108,306
 *Nodet-Gougis SA  ....................       3,500           9,478
  Nord-Est  ...........................       3,240          75,849
 *Nordon & Cie  .......................         800          52,959
 *Olipar  .............................      25,000          22,116
  PSB Industries SA  ..................       1,240          95,742
  Papeteries de Clairefontaine  .......       1,600         272,818
  Papiers Peints (Societe Francaise
   des) ...............................         200          36,550
  Parisienne de Chauffage Urbain  .....         200          16,249
 *Piper-Heidsieck  ....................       1,282         334,323
  Pithiviers-le-Vieil (Sucriere de)  ..       1,825         928,059
  Plastic Omnium  .....................      12,036         832,983
  Publicis SA  ........................      20,150       1,253,059
  Radar SA  ...........................       2,246         180,221
  Radiotechnique  .....................       9,900         544,152
  Reassurances SA (Francaise de)  .....      13,919       1,800,954
 *Renard (Fromagerie F. Paul)  ........         200          82,247
  Reunion (Banque de la)  .............         987         184,134
  Rhin & Moselle Assurances Cie
   Generale d'Assurances et de
   Reassurances SA ....................       1,922         347,001
 *Rocamat  ............................       5,579          16,284
  Rochefortaise Communication SA  .....      11,420         343,631
*#Rochette  ...........................      98,470         722,969
  Rougier SA  .........................       2,040         214,845




THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares          Value+
                                            -------        --------
  Rue Imperiale de Lyon  ..............         350       $ 249,248
  SAGA (Societe Anonyme de
   Gerance et d'Armement) .............       6,425         202,352
  SAMSE SA  ...........................       1,100         152,036
  SAT SA (SA des
   Telecommunications) ................       1,200         448,947
 *SDR de Bretagne SA  .................         714           5,729
 *SDV SA (Scac Delmas Vieljeux)  ......       3,877         567,745
 *SEUPAR (Societe Europeene de
   Participations Industrielles et
   Financieres) .......................          35             265
  SFI (Societe Financiere Immobail
   SA) ................................       4,807         154,287
  SFIM (Societe de Fabrication
   d'Instruments de Mesure) ...........       2,865         514,378
  SGCA (Societe Generale de  Courtage
  d'Assurances) .......................         554          85,906
  SOCIM (Societe Immobiliere
   d'Investissement) ..................       3,829         164,835
  SUDAC SA (Societe Urbaine d'Air
   Comprime) ..........................         100          88,465
  Sabeton  ............................       1,350         205,276
  Saint-Raphael  ......................       1,059         107,281
  Salins du Midi & des Salines de
   l'Est ..............................      9,282         795,068
  Sarreguemines Digoin et
   Vitry-le-Francois SA ...............        330          50,311
  Saupiquet  ..........................      2,250         583,149
  Savoisienne  ........................      3,963          96,988
  Sechilienne  ........................        220          43,250
 *Segic (Societe d'Exploitation et de
   Gestion Industrielle et
   Commerciale) .......................      3,330         150,301
  Signaux et d'Equipements
   Electroniques SA ...................     23,983         954,990
  Silec (Societe Industrielle de
   Liaisons Electriques) ..............     14,228         690,707
  Silic (Societe Immobiliere de
   Location pour l'Industrie et le
   Commerce) ..........................      1,764         238,857
 *Simmonds  ...........................        575          23,069
  Skis Rossignol SA  ..................      3,889         986,097
 *Sodero (Societe de Developpement
   Regional de l'Ouest) ...............      4,181          16,271
 *Sofal  ..............................      5,231         146,909
  Sofitam SA  .........................      1,889         117,357
  Soie SA  ............................        390          28,556
  Solitaire Produits d'Entretien
   Francais Prodef ....................        300          42,668
  Sommer-Allibert SA  .................      1,170         306,993
  Sophia SA  ..........................      5,600         232,538
  Strafor Facom SA  ...................     16,630       1,834,804
  Taittinger SA  ......................      2,540         914,604
  Tanneries de France  ................        158           8,938
 *Teleflex Lionel-Dupont  .............      7,625         201,906
  Thermal de Bagnoles de l'Orne  ......        245          27,670
  Touax SA  ...........................      3,604          73,092
 *Transports en Commun de Nice  .......        100           2,508
  UGC Droits Audiovisuels SA  .........     23,365       1,033,497
  Union Generale du Nord SA  ..........        994          33,090
 *Union Industrielle de Credit SA,
   Paris ..............................     13,820         177,428
 *Vallourec (Usines a Tubes de
   Lorraine Escaut et Vallourec
   Reunies) ...........................     31,700       1,208,225



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
  Vermandoise de Sucreries  ...........        323      $   251,402
  Via Banque  .........................     20,692          689,042
  Virax  ..............................        954           22,965
  Zodiac SA  ..........................     17,640        2,480,570
 *Zuber-Laederich SA  .................      1,800           14,804
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $83,819,588) .................                  79,093,997
                                                       ------------
INVESTMENT IN CURRENCY --  (0.0%)
 *French Francs (Cost $4,649)  ........                       4,529
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *GTM Entrepose Warrants 09/30/96
   (Cost $0) ..........................        689            1,410
                                                       ------------
                                             Face
                                            Amount
                                          -----------
                                            (000)
BONDS -- (0.0%)
 *Scoa 9.0%, 04/01/98 Convertible
   Bond (Cost $31,335) ................          3           42,122
                                                       ------------
TOTAL -- FRANCE
   (Cost $83,855,572) .................                  79,142,058
                                                       ------------
GERMANY -- (23.0%)
COMMON STOCKS -- (22.9%)                    Shares
                                          -----------
  Aachener Strassenbahn und
   Energie versorguns AG ..............        188           51,970
  Ackermann Vermoegensverwal tungs AG        1,350          221,113
  Aesculap AG  ........................      1,326          840,503
  Agrippina Rueckversicherung AG,
   Koeln ..............................        177          200,608
 *Agrob AG  ...........................        290           94,195
  Aigner (Etienne) AG  ................        600          279,060
 *Alexanderwerk AG  ...................        230           18,279
  Allweiler AG  .......................        289           52,927
  Alte Leipziger Versicherungs AG
   Series C ...........................      1,043          338,056
 *Amira Verwaltungs AG  ...............        200          139,599
 #Andreae-Noris Zahn AG, Anzag  .......      2,464          621,534
 *Augsburger Kammgarn Spinnerei  AG  ..        660           18,017
  BDAG Balcke-Duerr AG  ...............      3,291          848,337
  Bayerische Handelsbank AG  ..........      2,120          584,575
 *Bayerischer Lloyd AG, Regensburg  ...        247           42,674
  Berliner Kindl-Brauerei AG  .........      1,000          400,829
  Binding-Brauerei AG  ................      2,925        1,233,068
  Biotest AG  .........................        806          177,131
  Blaue Quellen Mineral und
   Heilbrunnen AG .....................        300          440,567
 *Bochum-Gelsenkirchener
   Strassenbahnen AG ..................        228           80,359
  Boss (Hugo) AG  .....................        870          721,493
  Braunschweig-Hannoversche
   Hypotekenbank AG ...................      2,776        1,179,848
  Breitenburger Portland-Cement-
   Fabrik AG ..........................         25           16,586
  Bremer Strassenbahn AG  .............        307           48,798
 *Bremer Woll-Kaemmerei AG  ...........      1,996          162,770
  Brillant AG  ........................        750           88,113
  Buckau (Walther) AG  ................        900          121,285
 *Ceag Industrie-Aktien und Anlagen
   AG .................................      2,067          145,704



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares          Value+
                                            -------        --------
  Concordia Bau und Boden AG  .........     32,189       $1,652,828
  DLW AG  .............................      3,940          667,104
  DSL Holding AG  .....................      5,850          687,284
  Deutsche Bank Luebeck AG  ...........      1,200        1,078,093
  Deutsche Hypotheken Bank AG,
   Hannover/Berlin ....................      2,500          656,531
 *Deutsche Kontinentale
   Rueckversicherungs AG ..............      1,872          260,036
  Deutsche Spezialglas AG  ............      1,600          232,205
  Deutsche Steinzeug Cremer &  Breuer
   AG .................................      5,560          695,480
 *Deutsche Verkehrs-Bank AG  ..........      4,750          630,270
  Dibag Doblinger Industriebau-
   Glasmanufactur AG ..................      1,185          655,149
 *Didier-Werke AG  ....................      6,800          502,833
 *Dierig Holding AG  ..................      1,500          112,992
  Doag-Holding AG  ....................        750          116,621
 *Doerries Scharmann AG  ..............     32,980          136,752
 *Dortmunder Actien-Brauerei AG  ......      1,650          190,428
  Duerr Beteiligungs AG  ..............      3,175          965,446
  Duerrkopp Adler AG  .................      2,219          207,025
  Dyckerhoff & Widmann AG  ............      4,919          809,068
  Dyckerhoff AG  ......................      2,399          911,852
  Eichbaum-Brauereien AG,
   Mannheim ...........................        672          153,255
  Erlus Baustoffwerke AG  .............        297          139,572
  Erste Kulmbacher Actien Brauerei  AG         432          486,634
  Escada AG  ..........................      2,052          360,199
 *Escom AG  ...........................      4,200           78,079
 *Fag Kugelfischer Georg Schaeffer  AG       8,550        1,084,261
  Felten & Guilleaume Energietechnik
   AG .................................      3,250          512,094
  Forst Ebnath AG  ....................         24           16,586
  Fraenkisches Ueberlandwerk AG,
   Nuernberg ..........................        896          260,069
  Fuchs Petrolub AG Oel & Chemie  .....      2,231          277,526
  Fuchs Petrolub AG Oel & Chemie
   (Stimmrechtslos) ...................         55            5,853
  Geestemuender Bank AG  ..............        750           95,888
  Gestra AG Bremen  ...................      1,203          183,734
  Gilde Brauerei AG  ..................        400          290,256
 *Gildemeister AG  ....................      1,120          117,650
  Goldschmidt AG  .....................      3,200        1,237,319
  Grosskraftwerk Franken AG  ..........        789          264,454
 *Gutbrod AG  .........................        290           17,436
 *Gutbrod AG Em 90  ...................         75            4,924
  Hagen Batterie AG  ..................      1,000          141,672
  Hamborner AG  .......................      2,100          481,824
  Hamburger Hochbahn AG Series A  .....      4,257          289,782
  Harpener AG  ........................      7,100        1,349,343
  Hasen-Braeu AG  .....................        100          124,395
  Heilit & Woerner Bau AG  ............        425           53,455
  Heilit & Woerner Bau AG  ............      1,701          242,160
  Hein Lehmann AG, Duesseldorf  .......        120           33,172
  Heinrich Industrie & Handels AG  ....        350          208,017
  Herlitz AG  .........................      3,462          605,790
  Hermes Kreditversicherungs AG,
   Hamburg und Berlin .................        400           96,752
  Hermes Kreditversicherungs AG,
   Hamburg und Berlin .................      1,166          201,451
  Hindrichs-Auffermann AG  ............        358           64,326
  Holsten-Brauerei AG, Hamburg  .......      3,077          692,166
 *Hutschenreuther AG  .................      1,050          101,589
  Hypothekenbank In Hamburg AG  .......      1,252          770,062


THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
  ICN (Immobilien Consult Nuernberg
   AG) ................................        737       $  193,545
  Ikon AG Praezisionstechnik  .........        626           77,871
  Iwka AG  ............................      6,224        1,144,149
  Jacobsen (W.) AG, Kiel  .............         37           76,710
  Jute Spinnerei und Weberei
   Bremen AG ..........................        378          117,031
 *Jute Spinnerei und Weberei
   Bremen AG Em 95 ....................         94           28,258
  KM Europa Metal AG  .................      7,550          657,429
 *KM Europa Metal AG Em 95  ...........     10,570          832,744
 #KSB AG  .............................      2,387          395,909
  KWS Kleinwanzlebener Saatzucht  AG  .      1,650          697,858
 *Kali und Salz Beteiligungs AG  ......     13,950        1,807,619
 *Kaufhalle AG  .......................      7,800          865,169
  Kempinski AG, Berlin  ...............        686          293,932
  Keramag Keramische Werke AG  ........      1,300          471,666
 *Kloeckner Humboldt-Deutz AG  ........     16,750           98,393
 *Kloeckner-Werke AG  .................     23,800          904,630
 *Koeln-Duesseldorfer Deutsche
   Rheinschiffahrt AG .................        300           24,879
  Kolb und Schuele AG  ................     10,000          271,251
 *Kolbenschmidt AG, Neckarsulm  .......      7,500        1,078,093
  Kraftuebertragungswerke
   Rheinfelden AG .....................      4,684        1,553,780
  Kraftwerk Altwuerttemberg AG  .......        314          190,961
  Krauss-Maffei AG  ...................      1,267          941,275
  Kromschroder (G.) AG  ...............        765          264,340
 *Kueppersbusch AG  ...................        525           76,192
  Kupferberg (Christian Adalbert) &
   Cie KG A.A. ........................        151           99,658
  Leffers AG, Bielefeld  ..............      1,225          220,111
  Leifheit AG  ........................     13,500          564,444
  Leonische Drahtwerke AG  ............      2,000          552,868
 *Linotype-Hell AG  ...................      4,300          433,863
  Loewenbraue Holding AG  .............         60           94,126
  MG Vermoegensverwaltungs AG  ........      4,040          335,038
 *MLF Holding fuer Umwelttechnolo gie
   AG .................................        165           15,736
 *MLF Holding fuer Umwelttechnolo gie
  AG Em 95 ............................         33            3,147
  Magda Media Verlaf AG  ..............      7,380          107,104
 *Maihak (H.) AG  .....................        275           40,879
 *Main Kraftwerke AG  .................      1,189          524,245
  Mainzer Aktien-Bierbrauerei AG  .....        563          169,250
  Mannheimer Versicherung AG  .........      2,257          928,068
  Markt und Kuehlhallen AG  ...........      1,400          228,334
  Mauser Waldeck AG  ..................      1,667          186,630
  Mittelschwaebische
   Ueberlandzen trale AG ..............        355          176,641
 *Moenus AG Em 95  ....................     15,750           70,206
  Muehle Rueningen AG  ................        160           37,595
 *Mueller-Weingarten AG  ..............        579          122,042
 *Nak Stoffe AG  ......................      1,046           42,650
 *Neue Baumwoll-Spinnerei und  Weberei
   Hof AG .............................      1,217           48,781
 *Niedermayr Papierwarenfabrik AG  ....         60           13,476
  Nordcement AG  ......................      2,000          829,302
  Norddeutsche Steingutfabrik AG  .....      5,960          177,111
  Nuernberger Hypothekenbank AG  ......      2,387          676,344
 *Orenstein & Koppel AG  ..............      3,778          187,986
  Otavi Minen AG  .....................        600           72,564
  Pag Pharma-Holding AG  ..............        800          211,748
  Parkbrauerei AG  ....................        300           61,783


THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
 *Patrizier-Braeu AG  .................        737       $   63,666
  Paulaner-Salvator Beteiligungs AG  ..        100          196,959
 *Pfaff (G.M.) AG  ....................      3,200          243,262
  Pfersee-Kolbermoor AG  ..............      1,600        1,029,551
 *Phoenix AG, Hamburg  ................      4,750          715,619
 *Pittler Maschinenfabrik AG  .........      3,350          166,690
  Plettac AG  .........................      5,554        1,397,136
 *Progress-Werk Oberkirch AG  .........        500           57,706
  Rathgeber AG  .......................          8            3,981
  Reckitt und Colman Deutschland  AG  .        540          123,151
  Reichelbraeu AG, Kulmbach  ..........        550          157,740
 *Reichelt (F.) AG  ...................      1,290           57,947
  Reiter Ingolstadt
   Spinnereimaschinen AG ..............      1,200          128,127
 *Renk AG  ............................      1,940          130,048
  Rheinboden Hypothekenbank AG  .......      2,650          459,675
  Rheinmetall Berlin AG  ..............      5,000          656,531
  Rhoen Klinikum AG  ..................     15,240        1,211,196
  Riedel de Haen AG  ..................        573          502,909
 *Rosenthal AG  .......................      1,650          148,238
 *Rothenberger AG  ....................        300           26,123
  Salamander AG, Kornwesteim  .........      5,172          804,216
  Schlenk (Carl) AG  ..................         65           23,134
  Schwaebische Zellstoff AG  ..........      1,925          663,839
 *Sektkellerei Schloss Wachenheim  AG           84           16,254
  Sinalco AG  .........................        110           57,015
  Sinn AG  ............................      1,973          436,323
  Sinner AG, Karlsruhe  ...............        416          114,997
  Sloman Neptun Schiffahrts AG  .......         35            3,193
  Stern-Brauerei Carl Funke AG  .......      1,100           69,938
  Stoehr & Co. AG  ....................      1,600          164,755
  Stolberger Zink AG  .................         64           30,518
  Stollwerck AG  ......................      1,358          413,876
 *Stumpf (Otto) AG  ...................        550           15,774
  Stuttgarter Hofbraeu AG  ............      1,800          454,043
  Sued-Chemie AG  .....................      2,186          815,784
  Sueddeutsche Bodencreditbank AG  ....      3,040          955,909
  Tempelhofer Feld AG  ................         25           57,015
 *Terrex Handels AG  ..................      1,250          410,332
 *Traub AG  ...........................      2,538          249,064
  Triton-Belco AG, Hamburg  ...........      1,186          118,026
  Tucher Braeu AG  ....................        750           79,302
  Ueberlandwerk Unterfranken AG  ......         40            7,713
  VGT AG  .............................        293           74,313
  VK Muehlen AG  ......................      1,312          244,810
 *Varta AG  ...........................      5,500        1,026,261
  Vereinigte Deutsche Nickel-Werke  AG       1,380          205,045
  Vereinte Versicherung AG  ...........        398          236,545
  Verseidag AG  .......................      2,753          239,722
  Voegele (Joseph) AG  ................        750          139,945
  Vogtlaendische Baumwollspinnerei  AG         559           33,223
  WCM Beteiligungs und Grundbesitz  AG       1,000            7,326
  WMF (Wuerttembergische
   Metallwarenfabrik AG) ..............      3,033          618,338
 *Walter AG  ..........................      1,350          251,901
  Wanderer-Werke AG  ..................      1,437          148,964
 *Weil der Stadt AG, Weil der Stadt  ..         80           12,163
  Weinig (Michael) AG  ................      2,500          907,049
  Westag & Getalit  ...................        700          200,760
  Wickrather Bauelemente AG  ..........        465           76,804



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
  Wuerttembergische & Badische
   Versicherungs AG Series A/B ........        112      $   219,433
  Wuerttembergische Hypotheken bank AG       1,613          789,222
  Wuerzburger Hofbraeu AG  ............        133           79,506
 *Zanders Feinpapiere AG  .............      4,450          445,923
  Zeag Zementwerk Lauffen-
   Elektrizitaetswerk Heilbronn AG ....      1,942          536,835
                                                       ------------
TOTAL COMMON STOCKS
   Cost $59,968,425) ..................                  71,604,517
                                                       ------------
INVESTMENT IN CURRENCY --  (0.0%)
 *German Marks (Cost $13)  ............                          13
                                                       ------------
PREFERRED STOCK -- (0.1%)
  Dyckerhoff AG  ......................        157           33,852
  Westag & Getalit  ...................        260           56,420
                                                       ------------
TOTAL PREFERRED STOCK
   (Cost $67,166) .....................                      90,272
                                                       ------------
TOTAL -- GERMANY
   (Cost $60,035,604) .................                  71,694,802
                                                       ------------
SWITZERLAND -- (11.1%)
COMMON STOCKS -- (11.1%)
  AFG Arbonia Foster Holding AG,
   Arbon ..............................        522          533,788
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich ............................         30           15,467
  Afipa SA, Vevey  ....................         20            4,090
  Afipa SA, Vevey Series A  ...........         80           16,702
  Aletsch AG, Moerel  .................         50          125,692
 *Allgemeine Finanzgesellschaft,
   Zuerich ............................        741          198,905
 *Ascom Holding AG, Bern  .............        907          803,818
  Attisholz Holding AG, Attisholz  ....      1,079          657,422
   BHB Beteiligungs und
   Finanzgesellschaft .................        150           38,347
  Banque Cantonale de Geneve  .........        840          224,764
  Banque Cantonale du Jura  ...........        400          117,597
 *Banque Cantonale du Jura Em 95  .....         50           14,061
   Banque Privee Edmond de
   Rothschild SA, Geneve ..............        120          472,944
  Basellandschaftliche Kantonalbank  ..        500          122,284
  Basler Kantonalbank (Participating)          500          115,893
  Bernische Kraftwerke AG, Bern  ......        600          728,590
  Bossard Holding AG  .................        127          231,598
  Brauerei Eichhof  ...................         42           62,633
   Bucher Holding AG,
   Niederweningen .....................        671          394,538
  Bucherer AG, Luzern (Participating)          300          116,319
  CKW (Centralschweizerische
   Kraftwerke), Luzern ................        670          642,309
  CKW (Centralschweizerische
  Kraftwerke), Luzern (Participating) .      1,500          138,049
  Calida Holding AG, Oberkirch  .......         99           71,709
  Carlo Gavazzi Holding AG, Baar
   Series B ...........................         83           90,179
  Chemin de Fer Brigue-Viege-
   Zermatt, Zermatt ...................        370           66,212
  Chemin de Fer du Gornergrat, Sion  ..         70          164,039
  Chocoladefabriken Lindt &  Spruengli
  AG, Kilchberg .......................         24          380,401
  Chocoladefabriken Lindt &  Spruengli
  AG, Kilchberg (Participating) .......         74          104,048



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------

  Credit Foncier Vaudois, Lausanne  ...        875      $   674,798
  Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel .........        141           71,972
  Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel
   (Genusschen) .......................        330           23,903
 *Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel
   (Genusschen) Em 95 .................        103           27,209
 *Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel Em 95 ...         51           24,555
  Daetwyler Holding AG, Atldorf  ......        388          704,252
  Danzas Holding AG, Basel
   (Participating) ....................      1,502          275,185
  Dipling Fust AG, Oberbueren  ........      1,680          415,168
  EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg .........      8,400        1,632,041
  Edipresse SA, Lausanne  .............        262           64,970
  Edipresse SA, Lausanne (Nominal)  ...      1,310           62,514
  Elco Looser Holding AG, Zuerich  ....        720          273,643
  Energie Electrique du Simplon SA
   Simplon Village ....................         70           58,458
 *Escor AG, Duedingen  ................        496           12,680
 *Financiere Michelin, Granges-
   Paccot .............................        637       $  287,695
  Financiere Tradition, Lausanne  .....         50           29,825
  Fischer (Georg) AG, Schaffhausen  ...      1,372        1,835,569
 *Forbo Holding AG, Eglisau  ..........      1,100          428,377
  Fortuna Holding, Adliswil  ..........        140          131,231
  Fortuna Holding, Adliswil
   (Participating) ....................        650          141,244
  Fotolabo SA, Ropraz  ................      1,200          386,536
  Fuchs Petrolub AG, Frauenfeld  ......      2,001          630,908
  GZB Genossenschaftliche
   Zentralbank AG, Basel ..............        941          697,631
  Galenica Holding AG, Bern Series  B          120           36,097
  Golay-Buchel Holding SA,
   Lausanne ...........................         40           32,041
  Grands Magasins Jelmoli SA,
   Zuerich ............................        931          420,477
  Grands Magasins Jelmoli SA,
   Zuerich (Namen) ....................      2,835          246,417
  Gurit-Heberlein AG, Wattwil SG  .....        310          618,151
 *HPI Holding SA, Yverdon-les-Bains  ..        200           34,086
  Hilti AG, Schaan (Participating)  ...        600          465,786
  Huerlimann Holding AG, Zuerich  .....         33          123,732
  Huerlimann Holding AG, Zuerich
   (Participating) ....................        100           35,790
  Immuno International AG, Zuerich  ...      1,545          875,522
  Industrieholding Cham AG, Cham  .....        216          103,076
 *Interdiscount Holdings SA,
   Jegenstorf .........................      4,840          383,571
  Kardex AG, Zuerich  .................        630          187,899
  Kardex AG, Zuerich (Participating)  .        610          155,944
  Keramik Holding AG Laufen,  Laufen  .        600          398,807
  Kraftwerk Laufenburg, Laufenburg  ...      8,475        1,480,507
  Loeb Holding AG, Bern
   (Participating) ....................        620          117,818
 *Logitech International SA, Apples  ..      4,805          479,067
  Maag Holding AG, Zuerich  ...........        820           45,420
  Magazine Zum Globus, Zuerich  .......        400          252,237
  Magazine Zum Globus, Zuerich
   (Participating) ....................        396          229,467



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
 *Mikron Holding AG, Biel  ............        624      $    55,833
  Moevenpick-Holding, Zuerich  ........      1,320          483,681
  Moevenpick-Holding, Zuerich
   (Participating) ....................        443          198,189
 *Monteforno Acciaierie & Laminatoi
   SA, Giornico .......................        600            1,534
 *Motor-Columbus AG, Baden  ...........      1,499        2,516,429
 *Netstal-Maschinen AG, Nafaels  ......          2              597
 *Omnium Geneve SA, Geneve  ...........        110           28,121
 *Orell Fuessli Graphische Betriebe
   AG, Zuerich ........................        240          145,207
  Phoenix Mecano AG, Stein am  Rhein  .      2,749        1,358,688
  Pick Pay AG, Ruemlang  ..............        110          126,544
  Porst Holding AG, Jegenstorf  .......      1,844          309,559
  Prodega AG, Moosseedoff
   (Participating) ....................        400          122,710
  Publicitas Holding SA, Lausanne
   (Participating) ....................        125          105,454
  Rentsch (Walter) Holding AG,
   Dietlikon ..........................      1,853          306,333
 *Riviera Participations Holding SA,
   Vevey ..............................         50            6,029
  SIG (Schweizerische Industrie
   Gesellschaft Holding AG),
   Neuhausen am Rheinfall .............        167          320,196
  Sarna Kunststoff Holding AG,  Sarnen          74           79,139
  Schweizerische National
   Versicherungs Gesellschaft,  Basel .         22           49,212
 *Sece Cortaillod Holding SA,
   Cortaillod .........................        100           32,382
 *Sibra Holding SA, Fribourg Series  B       1,000          167,874
  Siegfried AG, Zofingen  .............      1,066          803,928
  Sopracenerina (Sta Elettrica),
   Locarno ............................        459          262,062
 *Suedelektra Holding AG, Zug  ........      1,500        1,495,526
 *Suter & Suter AG, Basel Class A  ....        635            2,164
  Swisslog Holding AG, Aarau  .........        500          146,996
  UMS Schweizerische Metallwerke
  Holding AG, Bern ....................      2,560          277,051
  Unigestion Holding, Geneve  .........      2,891          258,675
  Usego-Trimerco Holding AG,
   Volketswil .........................      1,160          172,987
  Villars Holding SA, Fribourg  .......        150           17,895
 *Von Moos Holding AG, Luzern  ........      1,400          113,336
 *Von Roll AG, Gerlafingen  ...........      2,424           50,607
  WMH Walter Meier Holding AG,  Staefa          50           19,173
 *Zellweger Luwa AG, Uster  ...........        804          733,089
 *Zschokke Holding SA, Geneve  ........         80           30,336
 *Zueblin Holding AG, Zuerich  ........        700           65,616
  Zuercher Ziegeleien Holding,
   Zuerich ............................      1,415          976,693
  Zuger Kantonalbank  .................        500          651,896
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $26,125,194) .................                  34,756,415
                                                       ------------
INVESTMENT IN CURRENCY --
   (0.0%)
 *Swiss Francs (Cost $1)  .............                           1
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $26,125,195) ..................                  34,756,416
                                                       ------------

THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
NETHERLANDS -- (10.8%)
COMMON STOCKS -- (10.8%)
  A.I.R. Holdings NV  .................      1,300      $    20,074
 *ACF Holding NV (Certificate)  .......     15,757          334,800
  Aalberts Industries NV  .............      4,797          274,072
  Ahrend NV  ..........................     22,965          773,065
  Atag Holding NV  ....................      4,162          270,183
  Athlon Groep NV  ....................      5,350          222,393
  Athlon Groep NV (Certificate)  ......      3,500          145,491
  Bam Groep NV  .......................      4,893          272,908
  Batenburg Beheer NV  ................      1,000          111,489
  Beers NV  ...........................      3,325          507,273
 #Begemann Groep NV  ..................     13,451          212,690
  Bijenkorf Beheer KBB NV,
   Amsterdam ..........................     13,550          887,153
  Boer Winkelbedrijven NV  ............     12,000          555,899
 #Boskalis Westminster NV  ............     45,397          566,411
  Braat Beheer NV  ....................      3,880           40,022
  Cap Volmac Group NV  ................     67,650          810,630
  Cindu International NV  .............      1,750          102,687
  Content Beheer  .....................     14,750          407,242
  Crown Van Gelder NV  ................      2,400          219,395
 *Delft Instruments NV  ...............     12,808          274,514
  Econosto NV  ........................     15,691          190,928
  Eriks Holdings NV  ..................      9,000          705,991
  Flexovit International NV  ..........      3,500          198,888
 *Frans Maas Groep NV  ................     13,906          461,243
  GTI Holding NV  .....................      4,507          363,288
  Gamma Holding NV  ...................     18,338          724,912
  Getronics NV  .......................     25,413        1,141,152
  Geveke NV  ..........................      8,451          183,218
  Goudsmit NV Voorheen Eduard  ........      2,066           53,724
  Grand Hotel Krasnapopski NV  ........        308           26,634
  Grolsche NV  ........................     43,100        1,512,094
  Hoek's (W.A.) Machine &
  Zuurstof fafabriek NV ...............     12,600          661,519
  Holdingsmij de Telegraaf NV  ........      5,850          838,295
  Hollandia Industriele Maatschappij
   NV .................................        500           16,059
  Hollandsche Beton Groep NV  .........      4,846          714,778
  IHC Caland NV  ......................     64,700        1,950,191
  Internatio-Mueller NV  ..............     15,682        1,057,736
  Kas-Associatie NV  ..................      7,830          258,259
  Kempen & Co. NV  ....................     22,200          212,539
  Kondor Wessels Groep NV  ............      1,000           30,883
  Koninklijke Ten Cate NV  ............     11,647          491,347
  Koppelpoort Holding NV  .............        250           67,943
  Landre & Glinderman NV  .............      1,936           49,028
  MacIntosh NV  .......................     19,733          450,970
 *Multihouse NV  ......................     20,000           53,119
  NBM-Amstelland NV  ..................     46,197          679,116
  NKF Holding NV  .....................      3,738          520,642
  Nagron Nationaal Grondbezit NV  .....      3,791          258,743
  Nationale Investeringsbank NV
   Series A ...........................     11,963          812,804
  Nederlandsche Apparatenfabriek
   Nedap ..............................      4,250          207,381
*#Nederlandsche Vliegtuigenfabriek
   Fokker NV ..........................     53,650          318,122
  Nedlloyd Groep NV, Rotterdam  .......     22,900          446,967
  Norit NV  ...........................     30,129          351,722
  Oce Van der Grinten NV, Venlo  ......     17,950        1,097,622
  Otra NV  ............................      6,275        1,085,238
  Pakhoed NV  .........................     24,384          667,209
  Polynorm NV  ........................      3,431          312,371



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares         Value+
                                             -------         ------
  Reesink NV  .........................        2,050    $   151,946
  Roto Smeets de Boer NV  .............        1,000         20,692
  Rubber Cultuur Maatschappij
   Amsterdam NV .......................       40,800         63,002
  Samas-Groep NV, Zaandam  ............       11,203        422,102
  Schuitema NV, Amersfoort  ...........          300        340,951
  Schuttersveld Holding  ..............       11,039        330,693
  Smit Internationale NV  .............       10,790        285,245
  Sphinx NV  ..........................       22,678        417,421
  Stad Rotterdam  .....................       12,442        364,268
  Stork NV  ...........................       33,914        852,563
 *Textielgroep Twenthe NV  ............        1,000         32,736
  Tulip Computers NV  .................       11,188        121,624
  Twentsche Kabel Holding NV  .........       18,090        614,546
  Ubbink NV  ..........................        1,500         52,810
  Van Dorp Groep NV  ..................        3,261         56,398
  Van der Giessen de Noord  ...........        4,433        230,275
  Van der Moolen Holding NV  ..........        6,560        223,259
  Volker Stevin NV  ...................       13,250        781,578
  Vredestein NV  ......................       19,725        214,429
  Wegener NV  .........................       20,069      1,860,628
 *Wyers Beheer NV, Amsterdam  .........          250             77
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $20,893,688) .................                  33,618,309
                                                       ------------
INVESTMENT IN CURRENCY --
   (0.0%)
 *Netherlands Guilder (Cost $2,820)  ..                       2,744
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Stad Rotterdam Rights 01/12/96  .....       12,442              0
 *Wyers Beheer NV, Amsterdam
   Warrants 10/03/97 ..................          250              5
                                                       ------------
TOTAL RIGHTS/WARRANTS
   (Cost $0) ..........................                           5
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,896,508) ..................                  33,621,058
                                                       ------------
ITALY -- (9.3%)
COMMON STOCKS -- (9.3%)
  Acquedotto de Ferrari Galliera SpA  .       54,000        163,790
  Aedes SpA (Sta Ligure Lombarda  per
   Imprese & Costruzioni) .............       42,000        187,805
  Ansaldo Trasporti SpA  ..............      199,533        256,435
 #Attivita Immobiliari  ...............      181,400        181,400
 *Auschem SpA (In Liquidation)  .......       82,000              0
  Autostrada Torino-Milano  ...........       33,750        163,579
  Avir Finanziara SpA  ................      114,000        712,946
 *Banca Agricola Milanese  ............       48,000        276,473
 #Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari ...............      175,000        313,008
 #Bassetti SpA  .......................       67,500        244,841
 *Bastogi SpA  ........................    1,683,000         84,203
  Boero (Bartolomeo) SpA  .............        8,925         50,235
  Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma ..............       11,600         96,485
 *Brioschi Finanziaria SpA, Milano  ...      200,000         35,147
  CALP (Cristalleria Artistica la
   Piana  SpA) ........................       48,000        171,107
  CAMFIN (Cam Finanziaria)  ...........       20,500         26,923
 #CEMENTIR (Cementarie del
   Tirreno SpA), Roma .................      661,563        496,483
 *CIGA SpA (Compagnia Italiana  Grandi
   Alberghi) ..........................       76,890         34,863
  CMI SpA  ............................       36,428         69,484


THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
  Caffaro SpA Sta per l'Industria
   Chimica ed Elettrochimica ..........      297,550     $  252,890
 *Calcestruzzi SpA  ...................       51,560        182,185
  Caltagirone SpA  ....................      343,085        261,230
 *Cantoni ITC SpA  ....................      121,000        170,263
  Cartiere Burgo SpA  .................      271,200      1,326,319
 *Cartiere Sottrici Binda SpA  ........    1,299,375         46,319
  Cementeria de Barletta SpA  .........       27,000         75,985
 *Cementeria di Augusta SpA  ..........      105,000        161,538
  Cementerie Siciliane SpA  ...........       82,200        160,390
  Cementerie di Sardegna SpA  .........       77,000        154,096
*#Cogefar-Impresit Costruzioni
   Generali SpA .......................      337,000        277,145
 #Comau Finanziara SpA  ...............      353,000        375,297
  Condotta Acque Potabili SpA,  Torino        28,000        122,577
  Costa Crociere SpA  .................      195,000        437,195
  Costa Crociere SpA (Risp)  ..........       26,000         27,967
 *Cucirini SpA  .......................       30,000         22,514
 *Dalmine SpA  ........................    3,001,700        551,907
 #Danieli & C.Officine Meccaniche  SpA        93,500        519,834
 *Dataconsyst C.G.S. SpA, Monza  ......          220         20,363
 *Del Favero SpA  .....................       86,000         32,270
 *Editoriale SpA  .....................      210,000         74,859
 *Editoriale l'Espresso SpA  ..........       55,000         96,482
 *Editoriale la Repubblica SpA  .......      125,000        105,535
 *Enichem Augusta SpA  ................      311,000        602,939
  Ericsson SpA  .......................       61,500        773,077
 *Euromobiliare SpA  ..................       73,500         93,541
*#Europa-Metalli LMI SpA  .............    1,086,000        176,585
 *FIAR (Fabbrica Italiana
   Apparecchiature Radioelettriche
   SpA) ...............................       22,990         71,889
 *FMC (Fabbrica Milanese Condutorri
   SpA) ...............................       25,000         12,430
  FONSPA (Credito Fondiaro e
   Industriale Istituto per i
   Finanzia menti a Medio e Lungo
   Termine  SpA) ......................      269,000        336,460
  Faema SpA  ..........................       31,000         66,110
 *Falck (Acciaierie & Ferriere
   Lombarde) ..........................      218,000        428,093
 *Finarte Casa d'Aste SpA (Milano)  ...       56,266         39,411
 *Fincasa 44 SpA  .....................      150,036         27,211
 *Finrex Finanziaria Immobiliaria SpA
   (In Liquidation) ...................       36,000          2,724
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation) ..       90,000              0
 *Fochi (Filippo) SpA  ................      216,000         54,034
 *Fornara Societa Finanziaria e di
   Participazioni SpA .................      310,000         13,959
 *Gabetti Holding SpA  ................       70,000         52,095
 *Gerolimich SpA (In Liquidation)  ....      297,400              0
  Gewiss SpA  .........................      103,000      1,291,526
 *Gifim Iniziative Immobiliari Gifim
   SpA ................................       60,000         10,694
 *Grassetto SpA  ......................      279,125        114,687
 *ITAJOLLY (Cia Italiana del Jolly
   Hotels SpA) ........................       48,500        173,193
  Immobiliare Metanopoli SpA  .........    1,062,500        698,366
  Industrie Zignago S. Margherita  SpA        61,000        270,857



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                              Shares        Value+
                                             -------        ------
 *Istituto Finanziario Pro Arte SpA
   Finarte ............................      202,693    $   129,931
 *Italiana di Transporti Gottardo
   Ruffoni SpA, Milano
   (In Liquidation) ...................      279,832         18,095
  Linificio & Canapificio Nazionale
   SpA ................................      118,000         34,684
  Maffei SpA  .........................       75,000         93,809
  Magneti Marelli SpA  ................      396,666        489,941
  Magona d'Italia SpA, Firenze  .......       40,000        120,075
 *Mandelli SpA  .......................       41,000         53,821
  Manifattura Lane Gaetano Marzotto  &
   Figli SpA ..........................      144,000        819,512
  Marangoni SpA, Rovereto  ............       50,303        163,587
  Merloni Elettrodomestici SpA  .......      210,000        492,495
 #Montefibre SpA, Milano  .............      645,000        391,276
 *NAI SpA (Navigazione Alta Italia)  ..      139,760         21,327
 *Necchi SpA  .........................      131,400         73,137
 *Perlier SpA  ........................      120,700         27,174
  Pininfarina SpA  ....................       64,570        553,226
 *Poligrafici Editoriale SpA  .........      226,000        486,204
 *Premafin Finanziaria SpA  ...........    1,025,000        394,872
  Previdente Cia Italiana
   Assicurazione SpA ..................      149,590        870,036
  Ratti SpA  ..........................      155,900        302,245
  Recordati Industria Chimica E
   Farmaceutica SpA ...................       34,000        203,064
  Rejna SpA, Milano  ..................       19,000        147,342
  Risanamento di Napoli SpA  ..........       26,700        259,820
  Riva Finanziaria SpA  ...............       23,800         72,784
 *Rodriquez SpA  ......................       41,250         33,279
  SISA (Societa Imballaggi Speciali
   Asti SpA) ..........................       65,000         54,878
*#SMI (Sta Metallurgica Italiana  SpA)       456,600        134,210
*#SNIA Fibre SpA  .....................      328,000        124,923
  SOPAF (Societa Partecipazioni
   Finanziarie SpA) ...................       40,000         43,402
*#Saffa SpA, Milano  ..................      100,500        252,664
  Safilo (Sta Azionaria Fabbrica
   Italiana Lavorazione Occhiali  SpA)        50,100        593,743
   Saiag SpA (Industrie Articoli
   Gomma) .............................       43,000        123,702
 #Sasib SpA  ..........................      186,000        778,199
 *Schiapparelli 1824 SpA  .............      300,000         23,452
  Serfi SpA (Servizi Finanziari)  .....       72,000        251,707
 *Simint SpA  .........................       82,488         78,671
  Sogefi SpA  .........................      260,000        513,821
 *Sondel Nordelettrica SpA  ...........      728,892        911,685
 #Sorin Biomedica SpA  ................      407,610        899,852
  Stefanel SpA  .......................      190,800        235,070
  Tecnost SpA  ........................      170,000        255,160
 *Teknecomp SpA  ......................      148,643         90,171
  Terme Demaniali di Acqui SpA  .......       39,900         24,878
 *Texmantova SpA  .....................       40,000         32,520
  Trenno SpA  .........................      147,333        242,330
 *Tripcovich (D.) & Co. SpA
   Navigazione Rimorchi e
   Salvataggi Trieste .................      113,898         26,355
*#UNICEM (Unione Cementi
   Marchini Emiliane e di
   Augusta-Casale) ....................      159,600        875,854
  USA (Unione Subalpina di
   Assicurazioni SpA) .................       52,500        305,347


THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------
 *Unione Manifatture SpA
   (In Liquidation) ...................      156,000    $         0
 *Unipar (Unione Nazionale di
   Participazione SpA)
   (In Liquidation) ...................      539,000              0
  Unipol SpA  .........................       65,000        414,634
  Vianini Industria SpA  ..............      126,000         66,191
  Vianini Lavori SpA  .................      191,000        268,762
  Vittoria Assicurazioni SpA  .........       59,500        253,033
 *Wabco Westinghouse SpA, Torino  .....        6,200         12,989
  Zucchi (Vincenzo) SpA  ..............       97,000        467,105
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $46,430,918) .................                  28,937,292
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
*#Cartiere Burgo SpA Warrants
   12/31/95 ...........................       45,200             31
 *Cartiere Sottrici Binda SpA Rights
   12/15/95 ...........................    1,299,375            975
                                                       ------------
TOTAL RIGHTS/WARRANTS
   (Cost $0) ..........................                       1,006
                                                       ------------
TOTAL -- ITALY (Cost $46,430,918)  ....                  28,938,298
                                                       ------------
SPAIN -- (8.2%)
COMMON STOCKS -- (8.2%)
 *Ahorro Familiar SA  .................       6,051         56,528
 *Algodonera de San Antonio SA  .......       8,800         64,266
 *Amper SA  ...........................      34,400        437,335
 *Asturiana del Zinc SA  ..............      33,100        282,331
  Azkoyen SA  .........................       4,200        232,689
 *BAMI SA (Inmobiliara de
   Construcciones y Terrenos) .........      23,634         48,382
  BANDESCO (Banco del Desarrollo
   Economico Espanol SA) ..............         300         36,190
 *BNP Espana SA  ......................     501,700        152,833
  Banco Guipuzcoano SA  ...............       4,150        131,478
  Banco Pastor SA  ....................      18,100        893,972
  Banco Zaragozano SA  ................      45,598        727,864
  Banco de Alicante  ..................       6,100        196,726
  Banco de Andalucia  .................       8,900      1,229,082
  Banco de Castilla SA  ...............       2,100        929,732
  Banco de Credito Balear SA  .........       9,850        252,051
  Banco de Galicia SA  ................       7,550        675,881
  Banco de Valencia  ..................      51,350        717,482
  Banco de Vasconia SA  ...............       8,900        379,569
 *Banco de Vitoria SA  ................      13,850        135,012
 *Banco de Vitoria SA Em 95  ..........      13,850        122,636
  Bodegas y Bebidas SA  ...............      12,876        324,253
  CAF (Construcciones y Auxiliar de
   Ferrocarriles SA) ..................       9,500        362,713
 *CAI (Corporacion Alimentaria
   Iberica SA) ........................      11,200              0
 *CARTEMAR (Cartera de Valores  del
  Mar SA) .............................       4,016          4,241
 *CINSA (Compania de Inversiones  SA)         1,400          9,781
 *Citroen Hispania SA  ................         650         31,840
  Conservera Campofrio SA  ............       8,500        293,461
  Construcciones Lain SA  .............     127,600        162,739
  Coporacion Financiera Reunida SA  ...      60,085        206,466
  Cubiertas y Mzov SA  ................      10,395        567,461
 *Dimetal SA  .........................       3,500          8,046
  ENHER SA (Empresa Nacional
   Hidroelectrica del Ribargozana SA)
   Series B ...........................      50,400        994,898



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                            -------         ------
  ERZ (Electricas Reunidas de
   Zaragoza) ..........................      54,937     $ 1,182,641
  ESSA (Estacionamientos
   Subterraneos SA) ...................       8,875         161,495
  Ebro Agricolas Compania de
   Alimentacion SA ....................      89,900         956,694
 *El Aguila SA  .......................      39,200         251,249
  Elecnor SA  .........................       8,100         210,561
 *Empresa Nacional de Celulosa SA  ....       8,200         140,219
 *Ercros SA  ..........................      33,200          26,700
 *Erpo SA  ............................       3,289           9,565
 *Espanola del Zinc SA  ...............       6,500          33,794
 *Estacionamientos Urbanos SA  ........       4,200         160,357
  Europistas Concesionaria Espanola
   SA .................................      98,333         802,800
  Europistas Concesionaria Espanola
   SA Em 95 ...........................      21,365         173,558
  Filo SA  ............................      61,297         253,952
  Financiera y Minera Series A/C  .....       5,200          49,423
  GESA (Gas y Electricidad SA)  .......      17,000         872,786
  General Azucarera de Espana SA  .....      15,850         508,591
  Grupo Anaya SA  .....................      16,500         357,880
  Hidro Nitro Espanola SA  ............       7,990          55,171
  Hornos Ibericos Alba SA  ............      46,600         461,836
  Huarte SA  ..........................      42,500         186,434
  Hullas del Coto Cortes  .............       8,666          90,813
  Iberica de Autopistas SA
   Concesionaria de Estado
   Iberpistas .........................      45,070         697,468
  Iberica del Frio SA  ................       2,400          75,841
 *Iberica del Frio SA Em 95  ..........         600          18,765
  Inbesos SA  .........................       1,610          14,387
  Indo Internacional SA  ..............       5,600         186,515
 *Inmobiliaria Alcazar SA  ............       5,126          45,805
 *Inmobiliaria Urbis SA  ..............      29,100         139,236
  Inmobiliaria Zabalburu SA  ..........       5,800          73,030
  Inmobiliaria del Sur SA  ............       1,380          73,428
 *Inmolevante SA  .....................       6,957          28,258
  Koipe SA  ...........................       8,400         496,767
 *LSB (La Seda de Barcelona SA)
   Series B ...........................      25,200          59,366
  Lingotes Especiales SA  .............       4,140          31,109
 *Liwe Espanola SA  ...................       4,400          17,872
  Mapfre Inmuebles SA  ................         740          58,611
 *Max Center Leisa SA  ................       1,500           5,301
 *Max Center Leisa SA Em 95  ..........       1,500           8,377
 *Nicolas Correa SA  ..................       1,575           6,794
 *Nueva Montana Quijano SA Series  B  .     100,500         160,833
  OCP Construcciones SA  ..............      14,930         388,107
  Papelera de Navarra SA  .............       6,000          58,245
 *Pascual Hermanos SA  ................       7,610           5,409
  Pescanova SA  .......................      23,252         366,441
 *Pesquerias Espanolas del Bacalao  SA        3,500             960
  Portland Valderrivas SA  ............       8,075         506,410
 *Prim SA  ............................       3,100          18,887
  Promociones Eurobuilding SA  ........      16,650          53,426
 *Radiotronica SA  ....................       2,137          19,443
 *Santana Motor SA Series A  ..........      22,100               0
 *Sarrio SA  ..........................     105,100         417,497
 *Sefanitro (Sdad Espanola de
   Fabricaciones Nitrogenadas SA) .....       1,600           5,654
 *Sindibank (Sindicato de Banqueros
   de Barcelona) ......................      10,540         209,773



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                            Shares           Value+
                                           -------           ------

 *Sotogrande SA  ......................      69,786      $  141,159
  Tableros de Fibras SA Series B  .....      21,876         243,462
  Transportes Ferroviarios Especiales
   Tranfesa ...........................      24,000         230,057
 *Trenzas y Cables de Acero SA  .......       7,083          46,031
  Uniland Cementera SA  ...............       5,750         256,905
  Union Resinera Espanola SA  .........       1,100          29,935
*#Union y el Fenix-Espanol Cia de
   Seguros Reunidos SA ................      19,550         154,050
  Unipapel SA  ........................      13,484         282,605
*#Uralita SA  .........................     122,725       1,246,192
  Vidrala SA  .........................      10,340         401,505
 *Vidriera Leonesa SA, Vilesa  ........       2,983          12,359
 *Vidriera Leonesa SA, Vilesa Em 95  ..       3,976          13,243
  Viscofan Industria Navarra de
   Envolturas Celulosicas SA ..........      46,425         484,615
  Zeltia SA  ..........................       3,664         122,332
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $28,937,961) .................                  25,526,922
                                                       ------------
INVESTMENT IN CURRENCY --
   (0.0%)
 *Spanish Peseta (Cost $8,427)  .......                       8,334

RIGHTS/WARRANTS -- (0.0%)
 *Ercros SA Rights 01/05/96
   (Cost $0) ..........................      33,200           1,618
                                                       ------------
TOTAL -- SPAIN
   (Cost $28,946,388) .................                  25,536,874
                                                       ------------
SWEDEN -- (7.1%)
COMMON STOCKS -- (7.1%)
  Acrimo AB Series B  .................       2,800          26,310
 *Active I Malmoe AB Series A  ........       4,160          34,958
 *Active I Malmoe AB Series B  ........       4,160          35,594
  Allgon AB Series B  .................      32,700         539,587
  Alma Industri & Handel AB Series  B         5,200          54,026
 *Anders Dioes AB  ....................      28,800         143,450
  Angpannefoereningen AB Series B  ....       7,200         115,508
 *Arcona AB Series B  .................     161,200         134,231
 *Argonaut AB Series A  ...............      81,000         136,134
 *Argonaut AB Series B  ...............     171,500         290,856
  Arjo AB  ............................      41,500         672,116
  B & N Bylock & Nordsjoefrakt AB
   Series B ...........................      41,800         360,840
 *BPA AB Series A  ....................      74,000         158,289
 *BPA AB Series B  ....................      56,700         121,283
  Berg (C.F.) & Co. AB Series B  ......       6,200          19,988
  Bergman & Beving AB Series B  .......      28,000         812,834
 *Bilspedition AB Series A  ...........      88,300         337,280
 *Bilspedition AB Series B  ...........     136,700         543,040
  Bongs Fabriker AB Series B  .........       6,000          47,670
  Boras Waefveri AB Series B  .........       6,800          72,727
  Catena AB Series A  .................      66,500         528,342
  Celsius Industrier AB Series B  .....      60,100       1,239,649
 *Concordia Maritime AB Series B  .....      37,300          94,034
  Eldon AB Series B  ..................      10,800         232,666
  Enea Data AB Series B  ..............       2,000          19,251
  Esselte AB Series A  ................      40,100         600,428
  Esselte AB Series B  ................      31,700         474,652
  FFNS Gruppen AB Series B  ...........      13,000          99,312
 *Fabege Fastigh AB Birger
   Gustavsson Series B ................     433,500         124,519
 *Fastighits AB Celtica  ..............       5,800          28,358
 *Foereningsbanken AB Series A  .......     383,200       1,048,018



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                            -------         ------
  Forcenergy AB Series B  .............      32,100     $   158,416
  Forsheda AB Series B  ...............      18,000         310,772
 *Frontline AB  .......................      90,800         249,717
  Garphyttan Industrier AB  ...........      31,200         409,962
  Geveko AB Series B  .................       8,300          84,966
  Gullspangs Kraft AB Series B  .......      22,300         315,164
  ICB Shipping AB Series B  ...........      61,500         591,979
  JP Bank Series A  ...................      14,000          66,310
  JP Bank Series B  ...................       8,000          36,669
  Jacobson and Widmark AB  ............       9,800          77,112
 *Kloevern Foervaltnings AB Series  B       447,300         351,963
  Linjebuss AB Series A  ..............      30,700         215,768
  Marieberg Tidnings AB Series A  .....      51,900       1,237,036
  NCC AB Series A  ....................      53,700         619,458
  NCC AB Series B  ....................      86,700         993,506
  Nobelpharma AB  .....................      45,460         562,607
  Nolato AB Series B  .................      15,300         121,558
 #Nordstroem & Thulin AB Series B  ....     142,400         376,397
  OEM International AB Series B  ......       1,600          28,113
 *Oestgoeta Enskilda Bank  ............     104,200         339,108
 *Piren AB  ...........................     539,500         131,063
 *Platzer Bygg AB Series B  ...........      36,000          90,756
  Rottneros Bruk AB  ..................     366,600         442,497
 *Safib Fastighets AB Series B  .......      20,400         110,961
  Sandblom & Stohne AB Series B  ......       8,400          45,561
  Scandiaconsult AB  ..................      14,300          83,025
  Scribona AB Series A  ...............      40,100         425,814
  Scribona AB Series B  ...............      31,700         339,037
  Siab AB Series A  ...................      89,600         574,973
  Siab AB Series B  ...................      34,800         217,999
 *Skandigen AB, Series A  .............      13,300         104,653
  Skane-Gripen AB Series A  ...........      10,800         107,258
  Skane-Gripen AB Series B  ...........      33,200         329,717
  Skrinet AB Series B  ................       5,100          51,818
 *Solitair Kapital AB  ................      90,000          71,505
  Spendrups Bryggeri AB Series B  .....      19,900         101,856
 #Stena Line AB Series B  .............     128,000         596,486
  Svedala Industri  ...................      56,800       1,575,126
  Swepart Mecan AB Series B  ..........      25,000         108,098
  Tivox AB Series B  ..................       7,200          17,601
  United Tankers AB Series B  .........      25,900         110,802
 *VBB Gruppen AB Series B  ............      20,900          70,891
 *Wallenstam Byggnads AB Series B  ....      16,700         102,063
  Westergyllen AB Series B  ...........       4,300          45,989
  Zetterbergs Industri AB Series B  ...       5,200         105,669
                                                       ------------
TOTAL COMMON STOCKS
   (Cost $20,677,793) .................                  22,253,749
                                                       ------------
INVESTMENT IN CURRENCY --
   (0.0%)
 *Swedish Krona (Cost $4,927)  ........                       4,916
                                                       ------------
TOTAL -- SWEDEN
  (Cost $20,682,720) ..................                  22,258,665

BELGIUM -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Abfin SA  ...........................       2,560          10,851
  Afrifina  ...........................       3,480         278,049
 *Aurex SA  ...........................       2,000           3,230
  Axa Belgium SA  .....................       7,270         342,405
  BMT NV  .............................       2,040         242,947
  Banque Belgo-Zairoise Belgolaise  SA        1,155         384,676
  Banque Nationale de Belgique  .......         810       1,077,048
                                                       ------------



THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED
                                             Shares         Value+
                                            -------         ------
 *Beherman Auto Transports SA  ........         895     $    78,736
  Belge des Betons  ...................         425         228,406
  Belgo Katanga NPV  ..................         408          91,688
  Belgo Katanga NPV VVPR  .............         136          30,563
  Bernheim-Comofi SA  .................       5,295         288,575
  CFE (Compagnie Francois
   d'Entreprises) .....................       2,080         462,533
  CMB (Cie Maritime Belge)  ...........       1,500         104,458
  Carrieres Unies Porphyre  ...........          20          25,164
 *Chanic SA  ..........................         175           3,238
  Chimique et Metallurgique
   Campine, Beerse ....................         370          56,760
  City Hotels SA  .....................       1,290         126,505
  Cofinimmo SA  .......................       4,330         502,557
 *Cokeries & Houilleres d'Anderlues  ..         100           9,807
  Commerciale de Brasserie SA  COBRHA           115          48,747
  Credit General SA de Banque,
   Bruxelles ..........................       3,459         558,560
  Creyf's Interim  ....................       1,200          51,512
  Deceuninck Plastics Industries SA  ..       7,370         787,208
  Desimpel Kortemark Cy NV  ...........      4,700          240,336
 *Electrorail SA (Reunies
   d'Electricite  & de Transports) ....     11,416           24,579
  Engrais Rosier SA  ..................        655           66,987
  Fabrique de Fer de Charleroi  .......         77          170,579
  Financiere d'Obourg  ................        440          627,250
 *Floridienne NV  .....................      2,033           62,238
 *Ford Motor Co. SA Belgium  ..........      1,110          116,508
 *Forges de Clabecq SA  ...............      3,460           50,518
 *Franki NV (Cie Internationale des
   Pieux Armes Frankignoul SA) ........      5,875          119,378
  Glaces de Charleroi  ................         70          125,988
  Glaverbel SA  .......................      3,762          413,852
 *Glaverbel SA VVPR  ..................        338               45
  Immobel (Cie Immobiliere de
   Belgique SA) .......................     10,600          707,855
 *Intertropical-Comfina SA
   (In Liquidation) ...................        275            6,476
  Mecaniver SA, Bruxelles  ............        128           26,870
  Metiers Automatiques Picanol  .......        403          176,249
 *PCB SA Bruxelles  ...................      6,504           56,671
 *Papeteries de Catala SA  ............        315           49,807
  Plantations Nord-Sumatra SA  ........        650           41,766
*#Recticel SA  ........................      8,450           85,566
 *Roton (Compagnie Industrielle et
   Financiere Roton) ..................         30            1,235
  SABCA (Sa Belge de Constructions
   Aeronautiques) .....................      4,280          115,189
 *SCF SA  .............................        380            1,598
 *SCF SA Em 94  .......................      2,470           10,470
  SIPEF (Societe Internationale de
   Plantations & de Finance),  Anvers .      1,175          168,394
  SIPEF (Societe Internationale de
   Plantations & de Finance),  Anvers
  (Precompte Reduit) ..................        370           54,644
  Sa d'Ieteren  .......................     11,850          892,986
  Sa d'Ieteren (Precompte Reduit)  ....      3,150          235,786
 *Sait Radioholland  ..................      6,088          159,343
 *Sait Radioholland (Precompte
   Reduit) ............................        152            4,490
  Sapec SA  ...........................      3,560          155,933
  Sapec SA (Taux Reduit)  .............         75            3,406
  Sidro  ..............................      4,040          267,068

THE CONTINENTAL SMALL COMPANY PORTFOLIO
CONTINUED

                                                                                                      Shares         Value+
                                                                                                     -------         ------
  Spadel NPV  ...................................................................................        325     $   404,542
  Surongo SA  ...................................................................................         20           2,698
 *Telinfo SA  ...................................................................................      5,790         125,831
  Ter Beke NV  ..................................................................................      2,212         223,619
  UCO SA Ledeberg-Gand  .........................................................................        531         275,549
  UNIBRA  .......................................................................................      1,600          64,269
                                                                                                                ------------
TOTAL COMMON STOCKS
  (Cost $11,054,647) ............................................................................                 12,130,791
                                                                                                                ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $1,700)...................................................................                      1,684
                                                                                                                ------------
TOTAL -- BELGIUM
  (Cost $11,056,347) ............................................................................                 12,132,475
                                                                                                                ------------
                                                                                                      Face
                                                                                                     Amount
                                                                                                    --------
                                                                                                      (000)
TEMPORARY CASH INVESTMENTS  -- (1.3%)
 Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97) (Cost $4,200,000) .....................................................    $4,200       4,200,000
                                                                                                              -------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $302,229,252)  .............................................              $312,280,646
                                                                                                              =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
@Denominated in Local Currency

                 See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                    THE LARGE CAP INTERNATIONAL PORTFOLIO
                              NOVEMBER 30, 1995

                                          Shares          Value+
                                          ------          ------
JAPAN -- (35.5%)
COMMON STOCKS -- (35.5%)
 Ajinomoto Co., Inc.  ................    10,000       $108,374
#All Nippon Airways Co., Ltd.  .......    18,000        177,340
 Asahi Bank, Ltd.  ...................    31,000        360,394
 Asahi Chemical Industry Co., Ltd.  ..    20,000        149,754
 Asahi Glass Co., Ltd.  ..............    15,000        165,517
#Bank of Tokyo, Ltd.  ................    30,000        490,640
 Bank of Yokohama, Ltd.  .............    16,000        119,015
 Bridgestone Corp.  ..................    11,000        162,562
 Canon, Inc.  ........................    11,000        193,990
 Chiba Bank, Ltd.  ...................     8,000         70,542
 Chubu Electric Power Co., Ltd.  .....     9,300        218,069
 Chugoku Electric Power Co., Ltd.  ...     5,304        123,847
 Dai Nippon Printing Co., Ltd.  ......     9,000        157,832
 Dai-Ichi Kangyo Bank, Ltd.  .........    44,000        823,645
#Daiwa Bank, Ltd.  ...................    20,000        131,429
#Daiwa House Industry Co., Ltd.  .....     5,000         74,877
 Daiwa Securities Co., Ltd.  .........    17,000        236,158
 Fanuc, Ltd.  ........................     4,000        170,640
#Fuji Bank, Ltd.  ....................    42,000        877,241
 Fuji Photo Film Co., Ltd.  ..........     7,000        173,793
 Fujitsu, Ltd.  ......................    25,000        295,566
*Hanwa Co., Ltd.  ....................     5,000         16,502
 Hitachi, Ltd.  ......................    47,000        476,946
 Hokkaido Takus Bank  ................     9,000         23,852
 Honda Motor Co., Ltd.  ..............    12,000        217,537
 Industrial Bank of Japan  ...........    33,000        949,360
 Ito-Yokado Co., Ltd.  ...............     6,000        332,217
 Itochu Corp.  .......................    21,000        139,655
 Kajima Corp.  .......................    13,000        127,566
 Kansai Electric Power Co., Inc.  ....    14,039        333,340
 Kao Corp.  ..........................     6,000         73,892
*Kawasaki Steel Corp.  ...............    43,000        152,936
 Kinki Nippon Railway Co., Ltd.  .....    20,000        150,345
 Kirin Brewery Co., Ltd.  ............    14,000        148,965
*Kobe Steel, Ltd.  ...................    28,000         80,276
 Komatsu, Ltd.  ......................    10,000         78,818
#Kubota Corp.  .......................    20,000        131,823
 Kyocera Corp.  ......................     2,000        158,621
 Kyushu Electric Power Co., Inc.  ....     6,262        150,535
#Long Term Credit Bank of Japan, Ltd.     33,000        272,778
 Marubeni Corp.  .....................    15,000         79,803
 Matsushita Electric Industrial Co.,
  Ltd. ...............................    29,000        431,429
 Matsushita Electric Works, Ltd.  ....    11,000        113,793
#Mitsubishi Bank, Ltd.  ..............    42,000        918,621
 Mitsubishi Chemical Corp.  ..........    24,000        117,281
 Mitsubishi Corp.  ...................    22,000        264,433
 Mitsubishi Electric Corp.  ..........    28,000        208,552
 Mitsubishi Estate Co., Ltd.  ........    17,000        192,611
 Mitsubishi Heavy Industries, Ltd.  ..    46,000        367,547
 Mitsubishi Trust & Banking Corp.  ...    19,000        292,020
 Mitsui & Co., Ltd.  .................    21,000        178,345
 Mitsui Trust & Banking Co., Ltd.  ...    16,000        150,384
#NEC Corp.  ..........................    23,000        294,581
*NKK Corp.  ..........................    52,000        143,448
 Nikko Securities Co., Ltd.  .........    19,000        209,655
 Nintendo Co., Ltd., Kyoto  ..........     1,000         78,818


THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                          Shares           Value+
                                          ------           ------
#Nippon Credit Bank, Ltd.  ...........    17,000      $    66,995
 Nippon Express Co., Ltd.  ...........    15,000          130,493
 Nippon Oil Co., Ltd.  ...............    12,000           66,207
 Nippon Steel Corp.  .................    94,000          324,138
 Nippondenso Co., Ltd.  ..............    11,000          203,744
 Nissan Motor Co., Ltd.  .............    35,000          258,276
 Nomura Securities Co., Ltd.  ........    28,000          551,724
 Osaka Gas Co., Ltd.  ................    37,000          126,128
 Pioneer Electronic  .................     2,000           34,877
 Sakura Bank, Ltd.  ..................    50,000          541,872
 Sankyo Co., Ltd.  ...................     4,000           89,458
 Sanwa Bank, Ltd.  ...................    43,000          834,581
 Sanyo Electric  .....................    27,000          140,985
 Secom Co., Ltd.  ....................     2,000          135,369
#Sega Enterprises, Ltd.  .............     1,000           54,187
 Seibu Railway Co., Ltd.  ............     6,000          302,660
 Seksui House  .......................     7,000           82,069
 Seven-Eleven Japan Co., Ltd.  .......     6,000          416,158
 Sharp Corp. Osaka  ..................    14,000          198,621
 Shikoku Electric Power Co., Inc.  ...     2,754           65,119
 Shimizu Corp.  ......................    12,000          122,956
 Shizuoka Bank, Ltd.  ................    11,000          139,803
 Sony Corp.  .........................     5,500          292,611
 Sumitomo Bank, Ltd.  ................    44,000          849,655
#Sumitomo Chemical Co., Ltd.  ........    16,000           79,763
 Sumitomo Corp.  .....................    15,000          149,261
 Sumitomo Electric Industries, Ltd.  .     7,000           82,069
*Sumitomo Metal Industries, Ltd.
  Osaka ..............................    46,000          140,039
 Sumitomo Trust & Banking Co., Ltd.  .    16,000          220,690
 Taisei Corp.  .......................    10,000           65,419
 Taisho Pharmaceutical Co., Ltd.  ....     3,000           56,749
 Takeda Chemical Industries, Ltd.  ...    12,000          179,704
 Tohuku Electric Power Co., Inc.  ....     6,666          156,306
#Tokai Bank, Ltd.  ...................    28,000          342,069
 Tokio Marine & Fire Insurance Co.,
  Ltd ................................    23,000          262,857
 Tokyo Electric Power Co., Ltd  ......    19,877          516,998
 Tokyo Gas Co., Ltd.  ................    37,000          130,867
 Tokyu Corp.  ........................    11,000           76,621
 Tonen Corp.  ........................     9,000          134,778
 Toppan Printing Co., Ltd.  ..........    10,000          130,049
 Toray Industries, Inc.  .............    21,000          136,965
 Toshiba Corp.  ......................    47,000          339,419
 Toyo Seikan Kaisha, Ltd  ............     2,000           60,887
 Toyo Trust & Banking Co., Ltd.  .....     8,000           62,502
 Toyota Motor Corp.  .................    55,000        1,089,163
 Yamaichi Secs Co.  ..................    12,000           76,138
 Yamanouchi Pharmaceutical Co., Ltd.       5,000          107,882
 Yasuda Trust & Banking  .............    11,000           53,103
                                                    -------------
TOTAL COMMON STOCKS (Cost
  $19,383,570) .......................                 24,017,494
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
*Japanese Yen (Cost $6,033)  .........                      6,040
                                                    -------------
TOTAL -- JAPAN (Cost $19,389,603)  ...                 24,023,534



THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                           Shares          Value+
                                           ------          ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.3%)
 Abbey National P.L.C.  ..............     32,700     $   320,489
 Allied Domecq P.L.C.  ...............     25,087         195,626
 Argyll Group P.L.C.  ................     32,488         154,487
 BAT Industries P.L.C.  ..............     88,497         753,687
 BOC Group P.L.C.  ...................     11,703         157,287
 BTR P.L.C.  .........................    100,820         516,415
 Barclays P.L.C  .....................     45,338         544,176
 Bass P.L.C.  ........................     18,400         193,841
 Boots Co., P.L.C.  ..................     20,298         175,662
 British Gas P.L.C.  .................     92,200         343,976
 British Petroleum Co., P.L.C.  ......    158,809       1,246,875
 British Telecommunications P.L.C.  ..    133,400         769,981
 Cable and Wireless P.L.C.  ..........     63,016         435,027
 Cadbury Schweppes P.L.C.  ...........     27,142         230,741
 Fisons P.L.C.  ......................     23,000          92,841
 General Electric Co. P.L.C.  ........     72,481         350,756
 Glaxo Holdings P.L.C.  ..............    100,114       1,333,277
 Grand Metropolitan P.L.C.  ..........     49,852         336,147
 Great Universal Stores P.L.C.  ......     21,400         201,559
 Guinness P.L.C.  ....................     43,200         305,164
 Hanson P.L.C.  ......................    141,330         423,003
 Imperial Chemical Industries P.L.C.       15,800         183,119
 Lloyds Bank P.L.C.  .................     37,310         494,597
 Marks & Spencer P.L.C.  .............     59,661         405,936
 National Power P.L.C.  ..............     34,100         240,882
 National Westminster Bank P.L.C.  ...     37,904         385,982
 Prudential Corp. P.L.C.  ............     41,681         274,040
 RTZ Corp. P.L.C.  ...................     30,672         439,898
 Reuters Holdings P.L.C.  ............     48,200         453,241
 Sainsbury (J.) P.L.C.  ..............     52,015         306,194
 Shell Transport & Trading Co.,
  P.L.C. .............................     95,000       1,169,303
 Smithkline Beecham P.L.C. Class A  ..     27,536         292,192
 Sun Alliance Group P.L.C.  ..........     20,422         124,589
 Tesco P.L.C.  .......................     52,029         229,906
 Unilever P.L.C.  ....................     22,200         430,068
 Vendome Luxury Group P.L.C. Units  ..     15,100         124,906
 Whitbread P.L.C.  ...................     13,000         132,778
 Zeneca Group P.L.C.  ................     15,200         306,779
                                                    -------------
TOTAL COMMON STOCKS (Cost
  $12,014,858) .......................                 15,075,427
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
  (Cost $11,083) .....................                     10,863
                                                    -------------
RIGHTS/WARRANTS -- (0.0%)
*BTR P.L.C. Warrants 1993-98
  (Cost $0) ..........................        270              99
                                                    -------------
TOTAL -- UNITED KINGDOM
  (Cost $12,025,941) .................                 15,086,389
                                                    -------------
GERMANY -- (9.2%)
COMMON STOCKS -- (9.2%)
 Basf AG  ............................      1,650         361,472
 Bayer AG  ...........................      1,900         494,105
#Bayerische Motorenwerke AG BMW,
  Muenchen ...........................        481         258,949
 Commerzbank AG  .....................        774         178,924
 Daimler-Benz AG  ....................      1,345         661,346


THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                          Shares          Value+
                                          ------          ------
 Deutsche Bank AG  ...................    13,500      $  633,017
 Dresdner Bank  ......................    13,280         355,632
 Hochtief AG  ........................       151          67,830
 Hoechst AG  .........................     1,500         388,010
 Mannesmann AG  ......................       943         303,493
#RWE AG  .............................     1,325         481,194
 Siemens AG  .........................     1,500         783,172
*Thyssen  ............................       850         157,077
 Veba AG  ............................    14,500         591,223
 Viag AG  ............................       625         249,114
 Volkswagen  .........................       850         275,501
                                                   -------------
TOTAL COMMON STOCKS (Cost $4,743,085)                  6,240,059
                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
*German Marks (Cost $1)  .............                         1
                                                   -------------
TOTAL -- GERMANY (Cost $4,743,086)  ..                 6,240,060
                                                   -------------
SWITZERLAND -- (8.0%)
COMMON STOCKS -- (8.0%)
 Bbc AG Brn Bov & Cie  ...............       186         213,975
 CS Holding, Zuerich (Namen)  ........     3,575         339,678
 Ciba-Geigy SA, Basel (Namen)  .......       573         511,721
 Financiere Richemont AG Units -A-  ..        86         116,523
 Nestle SA, Cham et Vevey  ...........       893         953,497
 Roche Holding AG, Basel  ............       124       1,616,702
 SBG (Schweizerische
  Bankgesellschaft) ..................       556         581,822
 SBV (Schweizerischer Bankverein)  ...       773         308,278
 Sandoz AG, Basel  ...................       865         740,797
                                                   -------------
TOTAL -- SWITZERLAND (Cost
  $2,997,968) ........................                 5,382,993
                                                   -------------
FRANCE -- (7.7%)
COMMON STOCKS -- (7.7%)
 Accor SA  ...........................       495          60,175
 Air Liquide  ........................     1,660         267,398
 Alcatel Alsthom Cie Generale
  d'Electricite SA ...................     3,744         312,288
 Axa SA  .............................     3,634         217,676
 C.S.F. (Thomson-Csf)  ...............     2,283          50,148
 Canal Plus SA  ......................       468          84,963
 Carnaudmetalbox SA  .................     1,600          70,419
 Carrefour Supermarche SA  ...........       650         359,097
 Cnm (Navigation Mixte SA)  ..........       276          41,525
 Compagnie De Suez SA (Ex Compagnie
  Financiere De Suez) ................     3,979         149,502
 Elf Aquitaine  ......................     6,727         471,767
*Euro Disney SCA  ....................    15,150          39,812
 Financiere de Paribas SA Series A  ..     2,425         134,992
 Generale des Eaux  ..................     2,893         281,814
 Groupe Danone  ......................     1,796         281,379
 Havas SA  ...........................       955          70,308
 L'Oreal  ............................     1,550         384,313
 LVMH (Louis Vuitton Moet Hennessy)  .     2,216         422,307
 LaFarge Coppee SA  ..................     1,834         116,625
 Lyonnais des Eaux SA  ...............     1,168         111,997
 Pechiney International  .............     1,600          31,872
 Pernod-Ricard  ......................     1,260          74,816
 Peugeot SA  .........................     1,250         161,735
 Saint-Gobain  .......................     1,901         219,273
 Sanofi SA  ..........................     2,028         117,530
 Societe Generale  ...................     1,891         223,051
*Spie Batignolles  ...................     2,480          91,340


THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                          Shares          Value+
                                          ------          ------
 Total SA  ...........................     5,265      $  324,244
                                                   -------------
TOTAL -- FRANCE (Cost $4,562,513)  ...                 5,172,366
                                                   -------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 Internationale Nederlanden Groep NV       8,317         544,535
 Royal Dutch Petroleum Co., Den Haag      15,700       2,019,957
 Unilever NV  ........................     9,400       1,242,495
                                                   -------------
TOTAL -- NETHERLANDS
  (Cost $2,886,521) ..................                 3,806,987
                                                   -------------
AUSTRALIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 Amcor, Ltd.  ........................    12,538          91,258
 Australia & New Zealand Banking
  Group Ltd ..........................    42,093         187,576
 BTR Nylex, Ltd.  ....................    34,300          92,219
 Boral Ltd  ..........................    30,800          72,972
 Brambles Industries, Ltd.  ..........     3,950          43,125
 Broken Hill Proprietary Co., Ltd.  ..    51,748         704,101
 CRA, Ltd.  ..........................    14,000         221,890
 Coles Myer, Ltd.  ...................    29,892          96,352
 Csr Ltd.  ...........................    16,243          51,995
 Fosters Brewing Group, Ltd.  ........    34,148          56,050
 Mim Holdings  .......................    46,868          63,701
#National Australia Bank  ............    31,909         278,226
 Pacific Dunlop, Ltd.  ...............    19,238          46,008
 Western Mining Corp. Holdings, Ltd.      29,047         194,807
 Westpac Banking Corp.  ..............    49,144         203,667
                                                   -------------
TOTAL COMMON STOCKS (Cost $1,805,888)                  2,403,947
                                                   -------------
INVESTMENT IN CURRENCY -- (0.0%)
*Australia Dollar (Cost $966)  .......                       969
                                                   -------------
TOTAL -- AUSTRALIA (Cost $1,806,854)                   2,404,916
                                                   -------------
ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
#Alleanza Assicurazioni SpA  .........     8,750          75,023
 Alleanza Assicurazioni SpA (Risp)  ..       103             660
 Assicurazioni Generali SpA, Trieste      15,275         348,201
 Banca Commerciale Italiana SpA  .....    34,000          64,640
*Banca Nazionale dell'Agricoltura SpA      3,000           1,872
*Banca di Roma  ......................    44,000          39,515
#Banco Ambrosiano Veneto SpA  ........    12,000          29,644
#Credito Italiano  ...................    39,000          40,171
*Ferruzzi Finanziaria SpA Ferfin  ....    43,235          27,796
 Fiat SpA  ...........................    74,000         223,527
*Gemina SpA, Milano  .................    20,000           7,892
#Ifil Finanziaria Partecipazioni SpA,
  Torino .............................     8,000          21,939
 Italcementi Fabbriche Riunite
  Cemento SpA, Bergamo ...............     1,500           8,077
*La Fondiara Assicurazioni SpA  ......     4,200          17,178
*Montedison SpA  .....................    99,000          61,418
#RAS SpA (Riunione Adriatica di
  Sicurta) ...........................     6,787          69,504
 RAS SpA (Riunione Adriatica di
  Sicurta) (Risp) ....................       338           1,774
 SAI SpA (Sta Assicuratrice
  Industriale SpA) ...................     2,000          19,074
 Sirti SpA  ..........................     4,000          23,165


THE LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED
                                           Shares          Value+
                                           ------          ------
 Stet SpA Station Finanziaria
  Telefonica Torino ..................     74,000      $  201,082
*Telecom Italia Mobile SpA  ..........    134,740         217,404
 Telecom Italia SpA  .................    134,740         183,277
 Toro Assicurazioni Cia Anonima
  d'Assicurazione di Torino SpA ......      1,000          13,696
                                                    -------------
TOTAL -- ITALY (Cost $1,521,082)  ....                  1,696,529
                                                    -------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Cathay Pacific Airways, Ltd.  .......     32,000          47,798
 China Light & Power Co., Ltd.  ......     22,000         103,563
 Citic Pacific, Ltd.  ................     24,000          75,577
 Hang Seng Bank, Ltd.  ...............     21,500         187,682
 Henderson Land Development Co., Ltd.      18,000         111,503
 Hong Kong Telecommunications, Ltd.  .    124,400         211,557
 HongKong Electric Holdings, Ltd.  ...     22,500          75,509
 Hutchison Whampoa, Ltd.  ............     40,000         226,059
 New World Development Co. Ltd  ......     19,000          79,366
 Sung Hungkai Properties, Ltd.  ......     26,000         209,311
 Swire Pacific, Ltd. Series A  .......     16,000         121,048
 Wharf Holdings, Ltd.  ...............     24,000          80,233
                                                    -------------
TOTAL COMMON STOCKS (Cost $1,551,303)                   1,529,206
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
*Hong Kong Dollars (Cost $10,572)  ...                     10,566
                                                    -------------
TOTAL -- HONG KONG (Cost $1,561,875)                    1,539,772
                                                    -------------

                                           Face
                                          Amount
                                         ---------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (3.3%)
 Repurchase Agreement, PNC Secur-
  ities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes, 6.125%, 05/31/97) (Cost
  $2,208,000) ........................   $  2,208       2,208,000
                                                    -------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $53,703,443) .......................                $67,561,546
                                                    =============

------
+See Note B to Financial Statements
*Non-Income Producing Securities
#Securities on Loan


                See accompanying Notes to Financial Statements

                           SCHEDULE OF INVESTMENTS
             THE DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Shares          Value+
                                                                               ------------   --------------
Investment in The DFA International Value Series of The DFA Investment
  Trust Company ............................................................    16,309,820     $172,022,735
                                                                                             --------------
     Total Investments (100%) (Cost $156,448,602)  .........................                   $172,022,735
                                                                                             ==============

------
+See Note B to Financial Statements.

               See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
               THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                           Shares      Value+
                                           ------      ------
   JAPAN -- (32.6%)
   COMMON STOCKS -- (32.6%)
    Aica Kogyo Co., Ltd. ............      10,000    $ 64,039
    Aichi Corp. .....................      10,100      84,681
    Aichi Machine Industry Co., Ltd.      105,000     600,000
   *Amada Wasino Co., Ltd. ..........      73,000     251,724
    Ando Corp. ......................      52,000     261,793
    Araya Industrial Co., Ltd. ......      92,000     342,621
    Asahi Kogyosha Co., Ltd. ........      50,000     320,197
    Asanuma Corp. ...................      63,000     319,655
    Bank of Okinawa, Ltd. ...........      16,200     542,660
    Bank of the Ryukyus, Ltd. .......      15,600     568,670
    Bunka Shutter Co., Ltd. .........     110,000     847,488
    Cabin Co., Ltd. .................      69,000     329,025
    Calpis Food Industry Co., Ltd. ..      71,000     484,759
   *Central Finance Co., Ltd. .......      39,000     165,222
   *Chisan Tokan Co., Ltd. ..........      69,000     212,099
    Chugoku Marine Paints, Ltd. .....      21,000      95,379
    Chuo Spring Co., Ltd., Nagoya ...      84,000     428,690
   *D'urban, Inc. ...................      60,000     258,916
    Dai Nippon Construction .........      15,000      99,015
    Dai-Ichi Hotel, Ltd., Tokyo .....      42,000     231,724
   *Dai-Ichi Katei Denki Co., Ltd. ..      85,000     350,049
    Dai-Ichi Kogyo Seiyaku Co., Ltd.        9,000      52,315
   *Dai-Ichi Securities Co., Ltd. ...      49,000     163,655
    Daidoh, Ltd. ....................      56,000     427,586
    Daiichi Cement Co., Ltd. ........      27,000     121,034
   *Daiwabo Co., Ltd. ...............     217,000     671,310
    Danto Corp. .....................       7,000      81,379
    Descente, Ltd. ..................      91,000     524,483
   *Dijet Industrial Co., Ltd. ......       3,000      10,788
    Fujirebio, Inc. .................      55,000     436,207
    Fukuda Corp. ....................      62,000     579,685
    Gastec Service, Inc. ............      25,000     184,729
    Graphtec Corp. ..................      39,000     230,542
    Gun-Ei Chemical Industry Co.,
     Ltd.  ..........................      14,000      70,345
    Gunze Sangyo, Inc., Tokyo .......      91,000     403,448
    Harima Chemicals, Inc. ..........      38,000     361,281
    Hisaka Works, Ltd. ..............       9,000     148,966
    Hisamitsu Pharmaceutical Co.,
     Inc.  ..........................      58,000     438,857
    Hochiki Corp. ...................       9,000      59,498
   *Hodogaya Chemical Co., Ltd. .....      19,000      53,724
    Hokkai Can Co., Ltd., Tokyo .....      95,000     645,813
    Hokkaido Gas Co., Ltd. ..........       8,000      33,970
    Hokko Chemical Industry Co., Ltd.      10,000      53,399
    Horiba, Ltd. ....................      40,000     512,315
    Howa Machinery, Ltd. ............      33,000     123,872
    Ichikawa Co., Ltd. ..............       9,000      47,438
    Ikegami Tsushinki Co., Ltd. .....      44,000     280,906
    Inabata and Co., Ltd., Osaka ....      47,000     322,749
    Intec, Inc. .....................      21,000     357,931
    Ishikawa Seisakusho, Ltd. .......      13,000      67,241
    Ishizuka Glass Co., Ltd. ........      37,000     173,153
    Itoki Crebio Corp. ..............      45,000     339,163
    Iwasaki Electric Co., Ltd. ......      21,000      94,759
    Iwata Air Compressor
     Manufacturing Co., Ltd.  .......      13,000      85,941
    Japan Oil Transportation Co.,
     Ltd.  ..........................       8,000      44,532
    Japan Transcity Corp. ...........      14,650      83,714
    Japan Vilene Co., Ltd. ..........      23,000     135,961
    Joban Kosan Co., Ltd. ...........      22,000     107,291
    Kamei Corp. .....................      11,000     130,049
    Kanaden Corp. ...................      11,000      94,286
    Kanematsu Electronics, Ltd. .....      17,000     180,887
    Kansei Corp. ....................      65,000     509,112
    Kanto Auto Works, Ltd., Yokosuka       91,000     618,620
    Kanto Bank, Ltd. ................      13,400     380,217
    Kanto Natural Gas Development
     Co., Ltd.  .....................      79,000     521,477
    Kasumi Co., Ltd. ................       5,000      50,739
    Kato Works Co., Ltd. ............      84,000     469,241
    Kawada Industries, Inc. .........       9,000      79,714
    Kawai Musical Instruments
     Manufacturing Co., Ltd.  .......      19,000      73,192
    Kawashima Textile Manufacturers,
     Ltd.  ..........................      29,000     107,143
   *Kawasho Corp. ...................     183,000     730,197


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           Shares         Value+
                                           ------         ------
    Kinseki, Ltd. ...................       8,000     $  112,709
   *Kinsho-Mataichi Corp. ...........      41,000        167,232
   *Kioritz Corp. ...................      99,000        281,882
    Kita-Nippon Bank, Ltd. ..........       8,700        394,286
    Kitagawa Iron Works Co., Ltd. ...      19,000        162,857
    Kokusai Kogyo Co., Ltd. .........      57,000        589,654
    Komai Tekko, Inc. ...............      46,000        330,837
    Komatsu Forklift Co., Ltd. ......      28,000        188,138
    Kosei Securities Co., Ltd. ......      12,000         55,448
   *Kyotaru Co., Ltd. ...............      70,000        448,276
    Kyowa Leather Cloth Co., Ltd. ...      19,000        190,936
    Kyushu Bank, Ltd. ...............     139,000        553,261
    Life Corp. ......................      14,000        112,690
    Magara Construction Co., Ltd. ...      12,000         63,961
   *Maruman Securities Co., Ltd. ....     100,000        437,438
    Marusan Securities Co., Ltd. ....      24,000        199,330
    Maruwn Corp. ....................       8,000         62,187
    Matsui Construction Co., Ltd. ...       7,000         54,069
    Matsuo Bridge Co., Ltd. .........       6,000         36,118
    Meito Sangyo Co., Ltd. ..........      11,000        201,576
    Mitsuba Electric Manufacturing
     Co., Ltd.  .....................      12,000        124,138
    Mitsubishi Pencil Co., Ltd. .....      11,000         90,493
    Mitsuuroko Co., Ltd. ............       8,000         56,670
    Miyuki Keori Co., Ltd. ..........      52,000        387,310
    Morozoff, Ltd., Osaka ...........      49,000        197,931
    Mory Industries, Inc. ...........      12,000         65,616
   *Mutoh Industries, Ltd. ..........      61,000        300,493
    Mutow Co., Ltd. .................      39,000        299,704
   *Nabco, Ltd. .....................      19,000         92,660
    Naigai Co., Ltd. ................     112,000        486,621
    Nakamuraya Co., Ltd. ............       8,000         47,212
    Nakano Corp. ....................      70,000        330,345
    Neturen Co., Ltd., Tokyo ........      11,000         84,532
   *Nichiboshin, Ltd. ...............      83,000         63,783
    Nichiei Construction Co., Ltd. ..      79,000        664,690
   *Nichimo Co., Ltd. ...............      52,000        193,655
   *Nichimo Corp. ...................      46,000        215,724
    Nihon Kohden Corp. ..............      34,000        334,640
    Nihon Matai Co., Ltd. ...........      31,000        171,034
    Nihon Parkerizing Co., Ltd. .....      21,000        126,207



THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           Shares      Value+
                                           ------      ------
    Nihon Tokushu Toryo Co., Ltd. ...      34,000    $157,438
    Niigata Chuo Bank, Ltd. .........     134,000     384,177
    Nippon Chemiphar Co., Ltd. ......      55,000     325,665
    Nippon Conlux Co., Ltd. .........      11,000     110,542
    Nippon Conveyor Co., Ltd. .......       8,000      33,025
    Nippon Denko Co., Ltd. ..........      30,000     107,291
    Nippon Hume Pipe Co., Ltd. ......      42,000     218,483
   *Nippon Koshuha Steel Co., Ltd. ..      22,000     118,128
    Nippon Synthetic Chemical
     Industry Co., Ltd.  ............      28,000     159,448
    Nippon Thompson Co., Ltd. .......      10,000      87,192
    Nippon Valqua Industries, Ltd. ..      71,000     322,473
    Nittoc Construction Co., Ltd. ...      11,000      80,739
    Obayashi Road Corp. .............      15,000     107,882
    Okabe Co., Ltd. .................      40,000     323,153
   *Oki Electric Cable Co., Ltd. ....      10,000      41,872
   *Okuma and Howa Machinery, Ltd. ..      16,000      54,384
    Okura Industrial Co., Ltd. ......      55,000     373,892
   *Ono Sokki Co., Ltd. .............       9,000      62,956
    Optec Dai-Ichi Denko Co., Ltd. ..      30,000     148,670
    Origin Electric Co., Ltd. .......      27,000     218,128
    Pacific Industrial Co., Ltd. ....      71,000     354,650
    Parco Co., Ltd. .................      28,000     289,655
   *Pasco Corp. .....................      26,000     105,537
    Pokka Corp. .....................      46,000     489,458
    Renown Look, Inc. ...............      47,000     251,901
    Rheon Automatic Machinery Co.,
     Ltd.  ..........................      20,000     177,340
    Rhythm Watch Co., Ltd. ..........     120,000     423,251
    Ryoden Trading Co., Ltd. ........      14,000     120,000
    S.T. Chemical Co., Ltd. .........      28,000     261,517
    Sagami Co., Ltd. ................      55,000     390,148
    Sakai Chemical Industry Co., Ltd.      33,000     204,828
    Sakai Heavy Industries, Ltd. ....      11,000      70,443
    Sankei Building Co., Ltd. .......      18,000     140,985
    Sanko Metal Industrial Co., Ltd.,
     Tokyo  .........................      10,000      52,217
   *Sankyo Seiki Manufacturing Co.,
     Ltd.  ..........................      25,000     209,360
    Sanyo Industries, Ltd., Tokyo ...      29,000     154,000
    Sata Construction Co., Ltd.,
     Gumma  .........................      11,000      56,571
    Seikitokyu Industries Co., Ltd. .      88,000     552,276
    Seiren Co., Ltd. ................      33,000     238,315
    Shibuya Kogyo Co., Ltd. .........      40,000     421,675
   *Shikibo, Ltd. ...................      28,000      67,034
    Shikoku Chemicals Corp. .........      17,000     105,182
    Shin Nippon Air Technologies Co.,
     Ltd.  ..........................      20,100     267,340
    Shin-Etsu Polymer Co., Ltd. .....      21,000     138,828
    Shinko Shoji Co., Ltd. ..........       6,000      92,808
    Shiroki Co., Ltd. ...............      15,000      66,355
   *Shokusan Jutaku Sogo Co., Ltd. ..     186,000     601,064
    Sintokogio, Ltd., Nagoya ........      89,000     667,281
    Soda Nikka Co., Ltd. ............      32,000     153,222
   *Sogo Co., Ltd. ..................      47,000     166,700
    Sotetsu Rosen Co., Ltd. .........       5,000      39,409
    Star Micronics Co., Ltd. ........      32,000     244,020
    Sumisho Computer Systems Corp. ..      45,000     598,522
   *Sumitomo Corporation's Leasing,
     Ltd.  ..........................      37,000     177,163
    Sumitomo Precision Products Co.,
     Ltd., Amagasaki City  ..........      16,000     151,015
    Sun Telephone Co., Ltd. .........      62,000     424,532
    Suzutan Co., Ltd. ...............      58,000     377,143
   *TYK Corp. .......................      62,000     323,744
   *Taiheiyo Bank, Ltd. .............      96,000     283,744
   *Taiheiyo Securities Co., Ltd. ...     160,000     535,961
    Taisei Fire & Marine Insurance
     Co., Ltd.  .....................       7,000      37,241
    Taisei Prefab Construction Co.,
     Ltd.  ..........................      91,000     498,483
    Taiyo Toyo Sanso Co., Ltd. ......      32,000     148,177
   *Taka-Q Co., Ltd. ................      76,000     262,818
    Takada Kiko Co., Ltd. ...........      29,000     272,857
    Takara Co., Ltd. ................      41,000     315,074
    Takiron Co., Ltd. ...............     100,000     687,685
    Tamura Corp. ....................      21,000     144,414
    Tasaki Shinju Co., Ltd. .........      50,000     512,315


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           Shares           Value+
                                           ------           ------
    Tatsuta Electric Wire & Cable
     Co., Ltd.  .....................      17,000       $   83,911
   *Tayca Corp. .....................      74,000          252,985
   *Teac Corp. ......................       7,000           50,345
    Teikoku Tsushin Kogyo Co., Ltd. .      13,000           84,404
    Titan Kogyo Kabushiki Kaisha ....      22,000          119,212
   *Toa Wool Spinning & Weaving Co.,
     Ltd.  ..........................      72,000          247,567
    Tobu Store Co., Ltd. ............      73,000          503,448
    Tochigi Fuji Industrial Co., Ltd.      47,000          337,567
    Toda Kogyo Corp. ................      42,000          295,862
   *Toho Rayon Co., Ltd. ............      24,000           81,576
    Tohto Suisan Co., Ltd. ..........      52,000          210,562
   *Tokai Kanko Co., Ltd. ...........      21,000           27,517
   *Tokai Kogyo Co., Ltd. ...........      13,000           31,892
   *Tokai Senko K.K. Nagoya .........      52,000          184,433
    Tokushu Paper Manufacturing Co.,
     Ltd.  ..........................       7,000           62,759
    Tokuyo City Bank, Ltd. ..........     107,000          218,217
    Tokyo Denki Komusho Co., Ltd. ...      30,000          294,975
   *Tokyo Nissan Auto Sales Co., Ltd.      34,000          184,571
   *Tokyo Tekko Co., Ltd. ...........      56,000          278,621
   *Tokyu Tourist Corp. .............      54,000          202,167
   *Topcon Corp. ....................      15,000          268,966
    Topre Corp. .....................      13,000          101,823
   *Toshibo Tungaloy Co.,Ltd. .......      21,000          132,000
    Tosho Printing Co., Ltd. ........       6,000           57,635
    Totenko Co., Ltd. ...............      34,000          157,438
    Totoku Electric Co., Ltd., Tokyo       12,000           75,665
   *Towa Real Estate Development Co.,
     Ltd.  ..........................      11,000           46,276
    Toyo Aluminum K.K. ..............      18,000          114,739
    Toyo Corp. ......................      21,000          353,793
    Toyo Information System Co., Ltd.      58,000          782,857
    Toyo Radiator Co., Ltd. .........      19,000           98,276
   *Toyo Securities Co., Ltd. .......     110,000          367,389
    Tsugami Corp. ...................      23,000          120,099
    Tsurumi Manufacturing Co., Ltd. .       7,000           77,931
    Uchida Yoko Co., Ltd. ...........      44,000          294,778
    Ueki Corp. ......................      49,000          255,862
   *Yamatane Securities Co., Ltd. ...      44,000          151,724
    Yamato International, Inc. ......      44,000          187,271
    Yokohama Reito Co., Ltd. ........       8,000           92,217
    Yomeishu Seizo Co., Ltd. ........       9,000           73,596
    Yondenko Corp. ..................      32,000          287,212
   *Yoshihara Oil Mill, Ltd. ........       2,000            8,591
   *Yuken Kogyo Co., Ltd. ...........      12,000           55,330
    Zenchiku Co., Ltd. ..............      12,000           47,882
                                                    --------------
   TOTAL COMMON STOCKS (Cost
     $52,831,273)  ..................                   53,031,340
                                                    --------------

   RIGHTS/WARRANTS -- (0.0%)
   *Danto Corp. Rights 12/14/95
     (Cost $0)  .....................       1,400       $   15,586
                                                    --------------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Japanese Yen (Cost $982) ........                          980
                                                    --------------
   TOTAL -- JAPAN (Cost $52,832,255)                    53,047,906
                                                    --------------


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares      Value+
                                           ------      ------
   UNITED KINGDOM -- (17.8%)
   COMMON STOCKS -- (16.5%)
    600 Group P.L.C. ................      34,000  $   85,777
    APV P.L.C. ......................      25,609      31,716
    ASDA Property Holdings P.L.C. ...      48,000      88,070
    ASW Holdings P.L.C. .............     150,000     247,698
    Abbeycrest P.L.C. ...............       5,000       6,728
    Adam & Harvey Group P.L.C. ......       8,000      60,915
    Adwest Group P.L.C. .............     150,000     286,687
    Alexanders Holdings P.L.C. ......      71,000      14,655
    Allders P.L.C. ..................      67,000     196,691
    Allied London Properties P.L.C. .      15,000      14,678
    Amec P.L.C. .....................     127,200     192,544
    Amstrad P.L.C. ..................      71,000     287,138
    Anglo Eastern Plantations P.L.C.       32,195      58,579
    Appleyard Group P.L.C. ..........     120,000     165,132
    Associated Nursing Services
     P.L.C.  ........................      10,000      25,687
    Austin Reed Group P.L.C. ........      55,000     149,689
    Avon Rubber P.L.C. ..............      16,730     134,040
    Avonside Group P.L.C. ...........      75,000      44,723
   *BM Group P.L.C. .................     200,000      99,385
    BSG International P.L.C. ........     197,500     175,902
    BSM Group P.L.C. ................      50,000     114,675
    Baggeridge Brick P.L.C. .........      60,000     100,914
    Baird (William) P.L.C. ..........      75,000     217,883
    Baldwin P.L.C. ..................      30,000      75,686
    Baltic P.L.C. ...................      54,000     122,198
    Banks (Sidney C.) P.L.C. ........       6,000      25,412
    Bardon Group P.L.C. .............     511,333     211,093
    Barr & Wallace Arnold Trust
     P.L.C.  ........................      10,000      32,109
    Barratt Developments P.L.C. .....      19,200      65,759
    Beales Hunter P.L.C. ............       6,000      21,559
    Bellway P.L.C. ..................      50,000     194,948
    Bentalls P.L.C. .................      40,000      61,772
    Berkeley Group P.L.C. ...........      14,200     104,000
    Bett Brothers P.L.C. ............      14,000      37,889
    Betterware P.L.C. ...............      50,000      60,396
    Bilton P.L.C. ...................     155,000     500,058
    Birkby P.L.C. ...................      50,000     103,208
   *Birse Group P.L.C. ..............     201,000      50,709
   *Blagden Industries P.L.C. .......      50,000     114,675
    Blockleys P.L.C. ................      45,000      37,843
    Boddington Group P.L.C. .........      21,800     148,328
    Boot (Henry) & Sons P.L.C. ......      50,000     151,371
    Bourne End Properties P.L.C. ....     100,000      68,805
    Breedon P.L.C. ..................      16,000      19,082
    Bridon P.L.C. ...................      54,000     105,684
    Bristol Evening Post P.L.C. .....      10,000      53,515
    British Building and Engineering
     Appliances, Ltd.  ..............      20,000      12,232
    British Data Management P.L.C. ..      15,000      29,816
    British Dredging P.L.C. .........      32,000      52,842
    British Fittings Group P.L.C. ...      42,000      52,017
    British Mohair Holdings P.L.C. ..      10,000      26,452
    British-Borneo Petroleum
     Syndicate P.L.C.  ..............      26,010     115,729
    Bryant Group P.L.C. .............     150,000     236,231
    Budgens P.L.C. ..................     120,000      61,466
    Burndene Investments P.L.C. .....     113,903      67,921
    Burtonwood Brewery P.L.C. .......      20,000      55,350
    CLS Holdings P.L.C. .............     125,000     181,569
    Cala P.L.C. .....................      75,000     127,289
    Cantors P.L.C. ..................      11,000      19,342
    Cape P.L.C. .....................      75,000     167,426
    Capital & Regional Properties
     P.L.C.  ........................      30,000      67,429
    Carlisle Group P.L.C. ...........     107,000      29,040
    Carr's Milling Industries P.L.C.       11,000      52,643
    Casket P.L.C. ...................     144,000      18,715
    Cater Allen Holdings P.L.C. .....      10,000      69,264
   *Cathay International P.L.C. .....     370,000      65,059
   *Central Transport Rental Group ..      96,355      25,046
    Centregold P.L.C. ...............      25,000      26,375

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
    Chelsfield P.L.C. ...............     150,000     $  396,775
    Chesterfield Properties P.L.C. ..      27,000        175,453
    Chloride Group P.L.C. ...........     100,000         36,314
   *Chrysalis Group P.L.C. ..........      48,000        253,936
    Church & Co. P.L.C. .............      21,000        122,014
    Clarkson (Horace) P.L.C. ........      15,000         24,082
    Clinton Cards P.L.C. ............      31,000         48,347
    Clyde Petroleum P.L.C. ..........     373,000        285,159
    Community Hospitals Group P.L.C.       59,000        227,332
    Conrad Ritblat Sinclair Goldsmith
     P.L.C.  ........................      88,000         33,638
    Cook (William) P.L.C. ...........      39,000        134,766
    Cosalt P.L.C. ...................      20,000         47,399
   *Costain Group P.L.C. ............      38,000         42,995
    Countryside Property P.L.C. .....      56,000         64,218
    Crest Nicholson P.L.C. ..........     140,000        139,139
    Crest Packaging P.L.C. ..........      75,000         76,832
    Crestacare P.L.C. ...............     177,000         84,573
    Cropper (James) P.L.C. ..........      14,000         60,793
    Daejan Holdings P.L.C. ..........      27,000        478,882
    Dagenham Motors Group P.L.C. ....      41,000         80,242
    Dalepak Foods P.L.C. ............      26,000         54,065
    Dencora P.L.C. ..................      20,000         41,895
    Derwent Valley Holdings P.L.C. ..      15,000         71,099
    Development Securities P.L.C. ...      70,000        186,232
    Dolphin Packaging P.L.C. ........      21,000         39,494
    EIS Group P.L.C. ................      83,000        484,784
    ERF Holdings P.L.C. .............      18,000         75,410
   *Eleco Holdings P.L.C. ...........      53,000         28,363
    English & Overseas Properties
     P.L.C.  ........................      50,000         18,348
    Etam P.L.C. .....................      95,000        251,291
    Evans of Leeds P.L.C. ...........      74,000        123,329
   *Ex-Lands P.L.C. .................      82,000         26,956
    Fenchurch P.L.C. ................      65,000        134,170
    Finlay (James) P.L.C. ...........     150,000        149,078
    Fiscal Properties P.L.C. ........      75,000         62,498
    Five Oaks Investments P.L.C. ....     168,000         56,512
    French (Thomas) & Sons P.L.C. ...      17,000         17,935
    Friendly Hotels P.L.C. ..........      35,000         81,343
    Frogmore Estates P.L.C. .........      52,039        355,666
    Galliford P.L.C. ................     160,000         46,482
    Gates (Frank G.) P.L.C. .........      32,000         40,610
    Geest P.L.C. ....................      40,000         87,459
    Gent (S.R.) P.L.C. ..............      27,000         38,806

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares      Value+
                                           ------      ------

    Gleeson (M.J.) Group P.L.C. .....      12,000    $135,408
    Goal Petroleum P.L.C. ...........     125,000     126,143
    Grainger Trust, Ltd. ............      42,000     157,334
    Greene King P.L.C. ..............      49,000     470,503
    Greycoat P.L.C. .................     120,000     260,542
    Hall Engineering (Holdings)
     P.L.C.  ........................      56,000     166,111
    Hambro Countrywide P.L.C. .......      61,000      33,577
    Hamlet Group P.L.C. .............      25,000      38,225
    Hardy Oil & Gas P.L.C. ..........     105,000     290,586
    Hazlewood Foods P.L.C. ..........     265,500     405,950
    Helene P.L.C. ...................     134,000      30,733
    Helical Bar P.L.C. ..............      11,000      54,325
    Hemingway Properties P.L.C. .....     300,000     104,354
    Hickson International P.L.C. ....     163,000     224,304
    Higgs & Hill P.L.C. .............      87,000     123,711
    Hill & Smith Holdings P.L.C. ....      38,000      62,169
    Hollas Group P.L.C. .............     100,000      23,700
    Holt (Joseph) P.L.C. ............       2,128     101,288
    Hopkinsons Group P.L.C. .........      37,000      18,103
   *Horace Small Apparel P.L.C. .....      23,000      31,474
   *Huntingdon International Holdings
     P.L.C.  ........................     107,000     129,246
    Ibstock P.L.C. ..................     255,000     261,230
    Industrial Control Services Group
     P.L.C.  ........................      25,000      38,990
    Ipeco Holdings P.L.C. ...........      56,000      77,062
    JLI Group P.L.C. ................      74,000      70,151
   *Jeyes Group P.L.C. ..............      14,000      34,036
    Joseph (Leopold) Holdings P.L.C.        9,000      63,713
    Kalamazoo Computer Group P.L.C. .      10,000      14,373
    King & Shaxson Holdings P.L.C. ..      17,000      35,350
    Kunick P.L.C. ...................     100,000      35,549
    Laing (John) P.L.C. .............      43,354     169,035
    Leigh Interests P.L.C. ..........     121,100     235,156
    Lex Service P.L.C. ..............      19,950      88,155
    Linton Park P.L.C. ..............       9,000      41,971
    London Industrial P.L.C. ........      30,000     130,730
    London Merchant Securities P.L.C.     121,000     170,208
    Lovell (Y.J.) Holdings P.L.C. ...      29,000      11,307
    MTM P.L.C. ......................      66,000      65,594
    Mallett P.L.C. ..................      25,000      27,522
    Mansfield Brewery P.L.C. ........     113,000     556,342
    Marshalls P.L.C. ................      40,000      88,682
    Marston Thompson & Evershed
     P.L.C.  ........................      61,000     291,932
    Martin International Holdings
     P.L.C.  ........................      62,000      22,752
    Matthews (Bernard) P.L.C. .......      80,000     119,874
    Maunders (John) Group P.L.C. ....      45,000     127,977
    McAlpine (Alfred) P.L.C. ........      51,000     104,492
   *McCarthy & Stone P.L.C. .........      70,000      69,570
    McDonnell Information Systems
     Group P.L.C.  ..................      50,000      53,515
   *Merchant Retail Group P.L.C. ....     153,000      38,600
   *Micro Focus Group P.L.C. ........       8,000      72,536
    Molins P.L.C. ...................       5,500      67,192
    Morland & Co. P.L.C. ............      46,800     379,969
    Mowlem (John) & Co. P.L.C. ......      99,000      90,823
    Mucklow (A & J) Group P.L.C. ....      68,000     141,402
    NSM P.L.C. ......................      44,000      61,221
    Neepsend P.L.C. .................      43,000      34,188
    Neotronics Technology P.L.C. ....      46,000      30,947
    Norcros P.L.C. ..................     237,000     279,027
    Nurdin & Peacock, Ltd. ..........      86,000     220,910
    Oliver Group P.L.C. .............      43,000      26,956
    PSIT P.L.C. .....................      81,800     162,594
    Partridge Fine Arts P.L.C. ......      16,000      17,369
    Paterson Zochonis P.L.C. ........      35,000     238,142
    Peel Holdings P.L.C. ............      59,000     287,773
    Perry Group P.L.C. ..............      52,000     124,032
    Persimmon P.L.C. ................      73,000     202,027
    Photo-Me International P.L.C. ...      94,000     232,836
    Pittards P.L.C. .................      39,000      29,219
    Pittencrieff Resources P.L.C. ...      54,394      36,594
    Plantation & General Investment
     P.L.C.  ........................      24,000      21,284
    Property Partnerships P.L.C. ....      10,000      38,990
    Prowting P.L.C. .................      77,261     132,308
    QS Holdings P.L.C. ..............      71,000      53,194
    Quadrant Group P.L.C. ...........     118,000      27,063
    Quick Group P.L.C. ..............      41,732      89,332
    Raine P.L.C. ....................     338,000      87,856
    Rea Brothers Group P.L.C. .......      32,906      22,641
    Readicut International P.L.C. ...     115,000     123,085


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares         Value+
                                           ------         ------
    Record Holdings P.L.C. ..........      69,000      $  69,631
    Richards P.L.C. .................      42,000         25,687
    Richardsons Westgarth P.L.C. ....      24,000         29,357
    Ropner P.L.C. ...................      21,000         47,521
    Rowe Evans Investments P.L.C. ...      20,000         32,415
    Royal Doulton P.L.C. ............      70,000        273,997
    Russell (Alexander) P.L.C. ......      40,000         66,664
    Saville (J.) Gordon Group P.L.C.      150,000        130,730
    Scholl P.L.C. ...................      20,000         63,301
    Scottish Metropolitan Property
     P.L.C.  ........................      65,400         70,998
    Shaftesbury P.L.C. ..............     100,000        185,009
    Sharpe & Fisher P.L.C. ..........      14,000         33,607
    Sherwood Group P.L.C. ...........      19,000         32,828
    Sidlaw Group P.L.C. .............      39,000         81,694
   *Signet Group P.L.C. .............     168,700         37,402
    Sirdar P.L.C. ...................      36,000         50,090
    Southend Property Holdings P.L.C.      50,000         32,109
    Spring Ram Corp. P.L.C. .........     306,000         86,557
    St. Modwen Properties P.L.C. ....      50,000         41,283
    Stanley Leisure Organisation
     P.L.C.  ........................      43,700        237,201
    Stoddard Sekers International
     P.L.C.  ........................      98,000         34,464
    Tay Homes P.L.C. ................      52,000        118,467
    Tops Estates P.L.C. .............      63,000        126,188
    Town Centre Securities P.L.C. ...     240,000        344,942
    Trafford Park Estates P.L.C. ....     102,721        152,349
    Transport Development Group
     P.L.C.  ........................     265,900        780,597
   *Ugland International Holdings
     P.L.C.  ........................      44,000         48,439
    Union P.L.C. ....................      50,000         85,624
    United Industries P.L.C. ........     130,000         31,803
    Vaux Group P.L.C. ...............      42,328        169,565
    Vibroplant P.L.C. ...............      35,000         40,671
    Warner Estate Holdings P.L.C. ...      38,000        117,947
    Warnford Investments P.L.C. .....      12,000         37,430
   *Wates City of London Properties
     P.L.C.  ........................     239,099        250,424
    Watts, Blake, Bearne & Co. P.L.C.       4,000         31,497
    Westbury P.L.C. .................      63,000        176,278
    Westminster Health Care Holdings
     P.L.C.  ........................      37,500        188,067


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares      Value+
                                           ------      ------
   *Wew Group .......................     217,000   $  56,405
    Wholesale Fittings P.L.C. .......      15,000      74,080
    Wilson (Connolly) Holdings P.L.C.     103,000     239,380
    Wilson Bowden P.L.C. ............      31,900     169,250
    Wintrust P.L.C. .................      15,000      63,071
    Yorkshire Chemicals P.L.C. ......      90,000     377,051
    Yorkshire Food Group P.L.C. .....      20,000      27,216
    Young & Co's Brewery P.L.C. Class
     A  .............................       5,000      33,332
    Young (H.) Holdings P.L.C. ......      29,000      45,671
                                                  -----------
   TOTAL COMMON STOCKS
     (Cost $28,372,240)  ............              26,821,425
                                                  -----------
   INVESTMENT IN CURRENCY -- (1.3%)
   *British Pound Sterling
     (Cost $2,116,046)  .............               2,091,829
                                                  -----------
   TOTAL -- UNITED KINGDOM
     (Cost $30,488,286)  ............              28,913,254
                                                  -----------
   GERMANY -- (8.4%)
   COMMON STOCKS -- (6.7%)
    Aachener und Muenchener
     Lebensversicherung AG  .........         400     192,398
    Andreae-Noris Zahn AG, Anzag ....       1,170     295,128
    Barmag AG .......................       1,900     241,603
   *Bremer Vukan Verbund AG .........      19,950     583,196
   *Bremer Woll-Kaemmerei AG ........         920      75,024
    Brillant AG .....................         344      40,415
   *Ceag Industrie-Aktien und Anlagen
     AG  ............................         343      24,178
    DSL Holding AG ..................       2,550     299,585
    Deutsche Hypotheken Bank AG,
     Hannover/Berlin  ...............       1,110     291,500
   *Deutsche Kontinentale
     Rueckversicherungs AG  .........         415      57,647
   *Deutsche Verkehrs-Bank AG .......       1,908     253,169
   *Doerries Scharmann AG ...........      10,910      45,238
    Dyckerhoff & Widmann AG .........       1,557     256,093
    Escada AG .......................         980     172,025
   *Ex-Cell-O Holding AG ............         600      51,500
    Felten & Guilleaume
     Energietechnik AG  .............       1,800     283,621
    Flender (A. Friedrich) AG .......       1,725     202,661
    Fuchs Petrolub AG Oel & Chemie ..       1,117     138,950
    Herlitz AG ......................       2,679     468,779
   *Hutschenreuther AG ..............         346      33,476
    Hypothekenbank In Hamburg AG ....          15       9,226
    Iwka AG .........................       2,700     496,337
    KM Europa Metal AG ..............       2,164     188,434
   *KM Europa Metal AG Em 95 ........       1,484     116,915
    KSB AG ..........................       1,225     203,179
   *Kaufhalle AG ....................       3,850     427,039
    Kaufring AG .....................       2,500     205,598
   *Kolbenschmidt AG, Neckarsulm ....       1,000     143,746
    Lehnkering-Montan-Transport AG ..         400      63,303
   *Lehnkering-Montan-Transport AG Em
     95  ............................          80      11,444
    Leonische Drahtwerke AG .........         150      41,465
   *Massa AG ........................         930     105,918
    Mauser Waldeck AG ...............         821      91,916
   *Moksel (A.) AG ..................      10,000      78,784
   *Neue Baumwoll-Spinnerei und
     Weberei Hof AG  ................         321      12,867
    Nuernberger Hypothekenbank AG ...       1,341     379,964
   *Phoenix AG, Hamburg .............       1,854     279,317
    Rheinboden Hypothekenbank AG ....       1,304     226,195
    Rheinmetall Berlin AG ...........       2,450     321,700
   *Rosenthal AG ....................         709      63,697
    Salamander AG, Kornwesteim ......       2,550     396,510
    Sixt AG .........................         200      49,758
    Stern-Brauerei Carl Funke AG ....         300      19,074
    Stoehr & Co. AG .................         744      76,611
    Strabag AG ......................       3,100     519,523
    Sueddeutsche Bodencreditbank AG .         275      86,472
    Triton-Belco AG, Hamburg ........         600      59,710
    Tucher Braeu AG .................         427      45,149
   *Varta AG ........................       2,691     502,122
    Verseidag AG ....................       1,205     104,927
    Voegele (Joseph) AG .............         352      65,681
    WMF (Wuerttembergische
     Metallwarenfabrik AG)  .........       1,272     259,323
    Walter Bau AG ...................       1,437     317,789
    Wanderer-Werke AG ...............         200      20,733
    Weru AG .........................         800     288,597
    Wuerttembergische AG ............         774     462,688


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares           Value+
                                           ------           ------

   *Zanders Feinpapiere AG ..........      1,978       $   198,210
                                                    --------------
   TOTAL COMMON STOCKS
     (Cost $12,214,332)  ............                   10,946,107
                                                    --------------
   INVESTMENT IN CURRENCY -- (1.7%)
   *German Marks (Cost $2,764,798) ..                    2,734,735
                                                    --------------
   TOTAL -- GERMANY (Cost
     (Cost $14,979,130)  ............                   13,680,842
                                                    --------------
   FRANCE -- (8.0%)
   COMMON STOCKS -- (6.3%)
    ALSPI (Societe Alsacienne de
     Participations Industrielles)  .      6,056           432,363
    Agricole de la Crau .............        200            18,455
    Arbel SA ........................      1,033            41,030
    Bains de Mer et du Cercle des
     Etrangers a Monaco  ............      2,482           308,694
    Burelle SA ......................      4,407           185,651
   *CLAL (Comptoir Lyon-Alemand Loyot
     SA)  ...........................      3,581           287,701
    Caoutchoucs de Padang ...........        640            84,734
   *Compagnie Financiere pour
     l'Immobilier d'Enterprise Fidei       7,219            97,170
    Continentale d'Entreprises SA ...      3,609           112,216
    DMC (Dollfus Mieg et Cie) .......     13,660           588,599
   *Dynaction SA ....................      4,485            88,260
    Financiere Moncey SA ............        169            37,360
    France SA .......................      2,240           287,583
    Galeries Lafayette SA ...........      2,752           733,683
    Gantois Series ..................        390           100,923
    Gascogne SA .....................        866            72,355
    Genefim-Societe Immobiliere pour
     le Commerce et l'Industrie SA  .      9,499           226,756
   *Generale de Geophysique SA ......      4,550           180,722
    Gevelot .........................        400           105,115
    Groupe du Louvre SA .............     20,849           565,035
    Immeubles de France .............      3,980           220,357
   *Intertechnique SA ...............      2,194           186,171
    Labinal SA ......................      7,797           766,406
    Plastic Omnium ..................      3,200           221,464
    Radiotechnique ..................      5,365           294,887
    Reassurances SA (Francaise de) ..        858           111,015


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares      Value+
                                           ------      ------

    Reunion (Banque de la) ..........        126  $    23,507
    Rue Imperiale de Lyon ...........      1,236      880,201
    SFIM (Societe de Fabrication
     d'Instruments de Mesure)  ......      1,458      261,767
    Sabeton .........................        349       53,068
    Salins du Midi & des Salines de
     l'Est  .........................      4,971      425,801
    Societe Financiere Immobail SA ..      3,647      117,055
    Societe Financiere Interbail SA .     10,795      688,628
    Taittinger SA ...................        765      275,461
   *Teleflex Lionel-Dupont ..........        500       13,240
   *Union Industrielle de Credit SA,
     Paris  .........................      8,417      108,062
   *Vallourec (Usines a Tubes de
     Lorraine Escaut et Vallourec
     Reunies)  ......................     17,170      654,423
    Via Banque ......................     10,978      365,566
                                                   ----------
   TOTAL COMMON STOCKS
     (Cost $11,640,864)  ............              10,221,484
                                                   ----------
   INVESTMENT IN CURRENCY -- (1.7%)
   *French Francs (Cost $2,766,949) .               2,736,125
                                                   ----------
   TOTAL -- FRANCE (Cost $14,407,813)              12,957,609
                                                   ----------
   SWITZERLAND -- (6.2%)
   COMMON STOCKS -- (5.5%)
    Bucher Holding AG, Niederweningen      1,650      970,175
    CKW (Centralschweizerische
     Kraftwerke), Luzern  ...........         25       23,967
    Calida Holding AG, Oberkirch ....        100       72,433
    Carlo Gavazzi Holding AG, Baar
     Series B  ......................        160      173,839
   *Cos Computer Systems SA Baden,
     Baden  .........................      6,500       83,085
    Credit Foncier Vaudois, Lausanne         550      424,159
    Daetwyler Holding AG, Atldorf ...        680    1,234,256
    Danzas Holding AG, Basel
     (Participating)  ...............      1,300      238,176
    Financiere Tradition, Lausanne ..         30       17,895
    Galenica Holding AG, Bern Series
     B  .............................      2,200      661,781
    Grands Magasins Jelmoli SA,
     Zuerich  .......................        200       90,328
    Grands Magasins Jelmoli SA,
     Zuerich (Namen)  ...............      1,050       91,265
    Huerlimann Holding AG, Zuerich ..         80      299,957
    Immuno International AG, Zuerich         450      255,006
    Maag Holding AG, Zuerich ........      1,700       94,163
    Magazine Zum Globus, Zuerich ....      1,650    1,040,477
    Rentsch (Walter) Holding AG,
     Dietlikon  .....................      3,600      595,143
    Saurer AG, Arbon ................        600      208,607
   *Sibra Holding SA, Fribourg Series
     B  .............................      1,650      276,992
   *Von Roll AG, Gerlafingen ........     21,000      438,432
   *Zschokke Holding SA, Geneve .....        800      303,366
   *Zueblin Holding AG, Zuerich .....      2,300      215,594
    Zuercher Ziegeleien Holding,
     Zuerich  .......................      1,700    1,173,413
                                                   ----------
   TOTAL COMMON STOCKS (Cost
     $9,597,274)  ...................               8,982,509
                                                   ----------
   INVESTMENT IN CURRENCY -- (0.7%)
   *Swiss Francs (Cost $1,165,625) ..             $ 1,150,223
                                                  -----------
   TOTAL -- SWITZERLAND
     (Cost $10,762,899)  ............              10,132,732
                                                   ----------
   NETHERLANDS -- (5.0%)
   COMMON STOCKS -- (4.2%)
    Athlon Groep NV .................      2,900      120,550
    Bam Groep NV ....................      4,585      255,729
    Beers NV ........................      1,266      193,145
    Begemann Groep NV ...............     14,000      221,371
    Cindu International NV ..........      1,790      105,034
    Econosto NV .....................     15,100      183,737
    Gamma Holding NV ................     20,170      797,332
    Geveke NV .......................      2,300       49,864
    Grand Hotel Krasnapopski NV .....        900       77,826
    Hollandsche Beton Groep NV ......      7,963    1,174,531
    Kas-Associatie NV ...............      7,600      250,673
    Koninklijke Ten Cate NV .........     11,217      473,205




THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares          Value+
                                           ------          ------
    Landre & Glinderman NV ..........          900     $   22,792
    NKF Holding NV ..................        3,508        488,607
   *Nederlandsche Vliegtuigenfabriek
     Fokker NV  .....................       62,500        370,599
    Norit NV ........................       29,010        338,659
    Smit Internationale NV ..........        9,780        258,545
   *Textielgroep Twenthe NV .........        1,200         39,284
    Tulip Computers NV ..............       11,340        123,276
    Twentsche Kabel Holding NV ......        7,900        268,376
    Ubbink NV .......................          900         31,686
    Van Dorp Groep NV ...............        3,800         65,720
    Van der Giessen de Noord ........          350         18,181
    Volker Stevin NV ................       11,940        704,305
    Vredestein NV ...................       17,790        193,393
                                                   --------------
   TOTAL COMMON STOCKS
     (Cost $7,412,562)  .............                   6,826,420
                                                   --------------
   INVESTMENT IN CURRENCY -- (0.8%)
   *Netherlands Guilder
     (Cost $1,387,456)  .............                   1,371,470
                                                   --------------
   TOTAL -- NETHERLANDS
     (Cost $8,800,018)  .............                   8,197,890
                                                   --------------
   HONG KONG -- (3.1%)
   COMMON STOCKS -- (3.1%)
    Allied Group, Ltd. ..............    1,300,000         90,786
    Allied Properties (Hong Kong),
     Ltd.  ..........................    1,538,000        188,956
    Applied International Holdings,
     Ltd.  ..........................      230,000         24,985
    Asia Standard International
     Group, Ltd.  ...................      562,000         65,412
    Associated International Hotels,
     Ltd.  ..........................      188,000        108,193
    Beauforte Investors Corp., Ltd. .       19,000         29,486
    CNT Group, Ltd. .................      456,000         26,832
    Century City International
     Holdings, Ltd.  ................    1,307,008        294,108
    Chevalier International Holdings,
     Ltd.  ..........................      372,000         59,174
    China Aerospace International
     Holdings, Ltd.  ................      583,200         59,583
    Chow Sang Sang Holdings
     International, Ltd.  ...........      148,000         49,285


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares      Value+
                                           ------      ------
    Chuang's Consortium
     International, Ltd.  ...........      449,388  $  48,237
   *Continental Mariner Investment
     Co., Ltd.  .....................      253,000     22,903
    Crocodile Garments, Ltd. ........      322,000     23,320
    Dynamic Holdings, Ltd. ..........      134,000     25,648
    Far East Consortium
     International, Ltd.  ...........      312,000     45,191
    Fountain Set Holdings, Ltd. .....      240,000     43,453
    Furama Hotel Enterprises, Ltd. ..      152,000    170,036
    Great Wall Electronic
     International, Ltd.  ...........      310,000     25,257
    Harbour Centre Development, Ltd.       200,000    212,092
    Hong Kong Ferry (Holdings) Co.,
     Ltd.  ..........................      413,000    411,263
    Hong Kong Parkview Group, Ltd. ..      226,000     56,993
    Huey Tai International, Ltd. ....      250,000     39,767
    Hwa Kay Thai Holdings, Ltd. .....      413,600     54,023
    Kwong Sang Hong International,
     Ltd.  ..........................      386,000     96,843
    Lai Sun Development Co., Ltd. ...    1,750,000    219,528
    Lai Sun Garment (International),
     Ltd.  ..........................      162,000    168,652
   *Laws International Holdings, Ltd.      184,000     19,037
    Lippo, Ltd. .....................      186,000     99,825
    Liu Chong Hing Bank, Ltd. .......      100,000    118,978
    Liu Chong Hing Investment, Ltd. .      242,000    233,159
    Luks Industrial Co., Ltd. .......      270,000     29,680
    Melbourne Enterprises, Ltd. .....        3,000     17,692
    Min Xin Holdings, Ltd. ..........      126,000     22,976
    Mingly Corp., Ltd. ..............    1,238,000    248,160
    National Electronics Holdings,
     Ltd.  ..........................      420,000     20,097
    Ocean-Land Development, Ltd. ....       34,000     27,262
    Pacific Concord Holding, Ltd. ...    1,316,000    209,334
    Playmates Properties Holdings,
     Ltd.  ..........................      420,000     55,403
    Pokfulam Development Co., Ltd. ..       36,000     17,692
    Ryoden Development, Ltd. ........      358,000     78,244
    Sea Holdings, Ltd. ..............      126,000     76,178
    Seapower Resources International,
     Ltd.  ..........................      515,000     41,293
    Shaw Brothers Hong Kong, Ltd. ...      158,000    181,856
   *Shougang Concord Grand (Group),
     Ltd.  ..........................      282,000     15,682
    Sincere Co., Ltd. ...............      365,000     54,284
    Stelux Holdings International,
     Ltd.  ..........................      595,000    152,357
    Sun Fook Kong Holdings, Ltd. ....      280,000     15,933
    Swank International Manufacturing
     Co., Ltd.  .....................      226,000     25,135
    Tai Sang Land Development, Ltd. .      134,000     63,253
    Tian An China Investments Co.,
     Ltd.  ..........................      294,000     34,980
    Tian Teck Land, Ltd. ............      248,000     54,202
    Tomei International (Holdings),
     Ltd.  ..........................      398,000     28,824
    Tse Sui Luen Jewellry
     (International), Ltd.  .........      280,000     69,525
    USI Holdings, Ltd. ..............      300,000     22,114
    Winfoong Investment, Ltd. .......      416,000     19,906
    Wing On Co. International, Ltd. .      206,000    205,134
    Winsor Industrial Corp., Ltd. ...      110,000     98,157
    Wong's International (Holdings),
     Ltd.  ..........................      186,000     26,941
                                                    ---------
   TOTAL -- HONG KONG (Cost
     $5,225,219)  ...................               5,043,299
                                                    ---------
   SWEDEN -- (2.6%)
   COMMON STOCKS -- (2.2%)
   *Arcona AB Series B ..............       94,100     78,357
   *Argonaut AB Series B ............       87,600    148,565
    B & N Bylock & Nordsjoefrakt AB
     Series B  ......................       21,400    184,736
    Bongs Fabriker AB Series B ......        3,500     27,807
    Celsius Industrier AB Series B ..       25,300    521,849
   *Concordia Maritime AB Series B ..       22,100     55,714
    FFNS Gruppen AB Series B ........        7,300     55,768
   *Foereningsbanken AB Series A ....      184,100    503,498
    Forcenergy AB Series B ..........       16,400     80,935
   *Frontline AB ....................       43,600    119,908
    Geveko AB Series B ..............        2,300     23,545
    ICB Shipping AB Series B ........       31,400    302,246
    Jacobson and Widmark AB .........        7,100     55,867
   *Kloevern Foervaltnings AB Series
     B  .............................      188,000    147,930


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           Shares          Value+
                                           ------          ------
    Nordstroem & Thulin AB Series B .      83,100      $  219,653
   *Piren AB ........................      81,400          19,775
   *Platzer Bygg AB Series B ........      15,300          38,571
   *Safib Fastighets AB Series B ....      16,700          90,836
    Scandiaconsult AB ...............       7,300          42,383
    Siab AB Series A ................      45,800         293,904
    Skrinet AB Series B .............       3,100          31,497
    Stena Line AB Series B ..........      65,400         304,767
    United Tankers AB Series B ......      10,400          44,492
   *VBB Gruppen AB Series B .........       8,000          27,135
   *Wallenstam Byggnads AB Series B .      14,100          86,173
   *Wihlborg & Son AB Series B ......      41,300          75,091
                                                   --------------
   TOTAL COMMON STOCKS
     (Cost $3,214,685)  .............                   3,581,002
                                                   --------------
   INVESTMENT IN CURRENCY -- (0.4%)
   *Swedish Krona (Cost $657,572) ...                     655,092
                                                   --------------
   TOTAL -- SWEDEN (Cost $3,872,257)                    4,236,094
                                                   --------------
   AUSTRALIA -- (2.6%)
   COMMON STOCKS -- (2.5%)
    Aberfoyle, Ltd. .................      67,500         150,398
    Adelaide Brighton, Ltd. .........     136,843         116,879
    Australian Industry Development
     Corp.  .........................      75,700         113,570
    Awa, Ltd. .......................     195,200          78,287
    Ballarat Brewing Co. Ltd. .......      19,400          31,410
    Bridgestone Australia, Ltd. .....      18,682          34,688
    Caltex Australia, Ltd. ..........      26,200          91,457
    Capral Aluminium, Ltd. ..........      67,000         159,236
    Central Equity, Ltd. ............      42,800          26,384
    Centro Properties, Ltd. .........      67,215         105,832
    Clyde Industries, Ltd. ..........      86,100          88,886
   *Consolidated Rutile, Ltd. .......      42,600          65,810
    Coventry Group, Ltd. ............      30,100         107,753
    Crane (G.E) Holdings, Ltd. ......       6,322          32,868
   *Crusader, Ltd. ..................      94,400          94,650
    Defiance Mills, Ltd. ............      29,700          29,117
   *Devex, Ltd. .....................      82,600          23,312
   *Dominion Mining, Ltd. ...........     384,000          82,708
    Energy Resources of Australia,
     Ltd. Series A  .................      84,525         285,636
    FAI Insurances, Ltd. ............     270,659         112,571


THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares          Value+
                                           ------         ------

    Fai Life, Ltd. ..................      60,897       $  30,755
    Finemore Holdings, Ltd. .........       9,500          14,464
    Foodland Associated, Ltd. .......      87,855         292,321
   *Gold Mines of Australia, Ltd. ...     245,100          58,252
   *Goldfields, Ltd. ................      10,233          25,460
    Gwalia Consolidated, Ltd. .......      38,900          59,227
    Kurts (Peter) Properties, Ltd. ..      63,600          61,879
   *McIntosh Securities, Ltd. .......      27,000          17,246
    Memtec, Ltd. ....................      49,646          82,963
    Mirvac, Ltd. ....................     118,572          98,632
    National Consolidated, Ltd. .....     129,553          81,787
    National Foods, Ltd. ............     180,600         186,444
   *Orbital Engine Corp., Ltd. ......     165,000         145,830
    Pacific BBA, Ltd. ...............      17,074          35,253
    Pacific Magazines and Printing,
     Ltd.  ..........................     201,916         427,397
   *Peptide Technology, Ltd. ........      66,500          23,707
    QUF Industries, Ltd. ............      68,264         115,596
   *Savage Resources, Ltd. ..........     298,100         219,186
    Sea World Property Trust ........      61,000          51,648
    Siddons Ramset, Ltd. ............      19,459          52,028
    Westralian Forest Industries,
     Ltd.  ..........................       8,100          23,462
    Wills (W.D. & H.O.) Holdings,
     Ltd.  ..........................      67,492         100,253
                                                      -----------
   TOTAL COMMON STOCKS
     (Cost $3,936,275)  .............                   4,035,242
                                                      -----------
   INVESTMENT IN CURRENCY -- (0.1%)
   *Australian Dollar (Cost $115,168)                     116,215
                                                      -----------
   TOTAL -- AUSTRALIA
     (Cost $4,051,443)  .............                   4,151,457
                                                      -----------
   ITALY -- (2.3%)
   COMMON STOCKS -- (2.1%)
    Ansaldo Trasporti SpA ...........      21,000         26,989
    Attivita Immobiliari ............      75,000         75,000
    Banco di Chiavari e della Riviera
     Ligure SpA, Chiavari  ..........      75,000        134,146
    Bassetti SpA ....................      25,000         90,682
    Caltagirone SpA .................     220,000        167,511
   *Cantoni ITC SpA .................      32,500         45,732
    Cementerie Siciliane SpA ........      32,500         63,415
    Cementerie di Sardegna SpA ......      22,500         45,028
    Comau Finanziara SpA ............     126,000        133,959
    Costa Crociere SpA ..............      65,000        145,732
    Ericsson SpA ....................      27,500        345,685
   *Europa-Metalli LMI SpA ..........     410,000         66,667
    FONSPA (Credito Fondiaro e
     Industriale Istituto per i
     Finanziamenti a Medio e Lungo
     Termine SpA)  ..................      98,000        122,577
   *Falck (Acciaierie & Ferriere
     Lombarde)  .....................      82,000        161,026
   *Gabetti Holding SpA .............      15,000         11,163
   *Grassetto SpA ...................     110,000         45,197
    Industrie Zignago S. Margherita
     SpA  ...........................      14,000         62,164
   *Istituto Finanziario Pro Arte SpA
     Finarte  .......................     101,640         65,154
    Maffei SpA ......................      28,000         35,022
    Magona d'Italia SpA, Firenze ....       9,000         27,017
    Marangoni SpA, Rovereto .........      15,000         48,780
   *Milano Assicurazioni SpA ........      61,000        198,374
    Montefibre SpA, Milano ..........     265,000        160,757
   *Necchi SpA ......................      50,000         27,830

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           Shares         Value+
                                           ------         ------

   *Premafin Finanziaria SpA ........     560,000     $  215,735
    Riva Finanziaria SpA ............       2,000          6,116
    SISA (Societa Imballaggi Speciali
     Asti SpA)  .....................      30,000         25,328
   *SMI (Sta Metallurgica Italiana
     SpA)  ..........................      48,000         14,109
   *Saffa SpA, Milano ...............      37,060         93,171
    Stefanel SpA ....................      70,000         86,241
   *UNICEM (Unione Cementi Marchini
     Emiliane e di Augusta-Casale)  .      15,000         82,317
    Unipol SpA ......................      52,760        336,554
    Vianini Industria SpA ...........      60,000         31,520
    Zucchi (Vincenzo) SpA ...........      32,000        154,096
                                                     -----------
   TOTAL COMMON STOCKS (Cost
     $4,019,932)  ...................                  3,350,794
                                                     -----------
   INVESTMENT IN CURRENCY -- (0.2%)
   *Italian Lira (Cost $424,202) ....                    423,409
                                                     -----------
   TOTAL -- ITALY (Cost $4,444,134) .                  3,774,203

   SPAIN -- (1.7%)
   COMMON STOCKS -- (1.7%)
   *BNP Espana SA ...................     225,408         61,800
    Banco Guipuzcoano SA ............       5,450        172,665
    Banco Pastor SA .................       8,900        439,577
    Banco Zaragozano SA .............      12,700        202,725
   *Banco de Vitoria SA .............         962          9,378
    Construcciones Lain SA ..........      51,000         65,045
    Cubiertas y Mzov SA .............       5,100        278,408
    ERZ (Electricas Reunidas de
     Zaragoza)  .....................       7,350        158,225
    ESSA (Estacionamientos
     Subterraneos SA)  ..............       1,100         20,016
    Ebro Agricolas Compania de
     Alimentacion SA  ...............      32,200        342,665
    Filo SA .........................      18,500         76,645
    GESA (Gas y Electricidad SA) ....       1,400         71,877
    Grupo Anaya SA ..................       1,000         21,690
   *Grupo Fosforera SA ..............       5,490         25,376
    Huarte SA .......................      12,900         56,588
   *Inmobiliaria Urbis SA ...........      40,600        194,260
    Inmobiliaria Zabalburu SA .......       1,900         23,924
   *Nueva Montana Quijano SA Series B      31,050         49,690
    OCP Construcciones SA ...........       3,600         93,582
   *Sarrio SA .......................      56,500        224,439
    Tableros de Fibras SA Series B ..       4,200         46,742
    Unipapel SA .....................       4,950        103,744
                                                  --------------
   TOTAL COMMON STOCKS (Cost
     $3,000,341)  ...................                  2,739,061
                                                  --------------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Spanish Peseta (Cost $7,681) ....                      7,596
                                                  --------------
   TOTAL -- SPAIN (Cost $3,008,022) .                  2,746,657
                                                  --------------
   BELGIUM -- (1.3%)
   COMMON STOCKS -- (1.1%)
    Banque Belgo-Zairoise Belgolaise
     SA  ............................          83         27,643
    Banque Nationale de Belgique ....          20         26,594
   *Beherman Auto Transports SA .....         300         26,392

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED
                                           Shares       Value+
                                           ------       ------
    Belge des Betons ................         195   $  104,798
    Bernheim-Comofi SA ..............       2,490      135,704
    CFE (Compagnie Francois
     d'Entreprises)  ................         900      200,133
    Credit General SA de Banque,
     Bruxelles  .....................       1,203      194,261
    Desimpel Kortemark Cy NV ........         500       25,568
    Fabrique de Fer de Charleroi ....          10       22,153
   *Floridienne NV ..................       1,900       58,167
   *Forges de Clabecq SA ............       1,760       25,697
   *Franki NV (Cie Internationale des
     Pieux Armes Frankignoul SA)  ...       1,800       36,575
    Immobel (Cie Immobiliere de
     Belgique SA)  ..................       7,380      492,828
    Metiers Automatiques Picanol ....         100       43,734
   *Papeteries de Catala SA .........          20        3,162
    Sa d'Ieteren ....................         250       18,839
   *Sait Radioholland ...............       1,500       39,260
    Sapec SA ........................       1,200       52,562
    Ter Beke NV .....................         800       80,875
    UCO SA Ledeberg-Gand ............         320      166,056
                                                   -----------
   TOTAL COMMON STOCKS
     Cost $1,954,466)  ..............                1,781,001
                                                   -----------
   INVESTMENT IN CURRENCY -- (0.2%)
   *Belgian Francs (Cost $376,064) ..                  375,888
                                                   -----------
   TOTAL -- BELGIUM (Cost $2,330,530)                2,156,889
                                                   -----------
   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
   *Auric Pacific Group, Ltd. .......      45,000       72,524
    Bonvests Holdings, Ltd. .........      63,000       52,780
    Carnaudmetalbox Asia, Ltd. ......      32,000      135,179
    Chuan Hup Holdings, Ltd. ........      83,000       67,767
    Hai Sun Hup Group, Ltd. .........      64,000       41,803
    Hind Hotels International, Ltd. .      18,000       20,958
    Hong Kok Corp., Ltd. ............      45,000       67,732
    Hotel Grand Central, Ltd. .......      50,700       53,994
    Hotel Plaza, Ltd. ...............     112,000       70,373
    Hwa Hong Corp., Ltd. ............      63,000       96,613
    Intraco, Ltd. ...................      28,000       43,138
    Isetan (Singapore), Ltd. ........      12,000       23,003
    Keppel Finance, Ltd. ............      61,000       75,790
    LC Development, Ltd. ............      37,000       29,421
    Lim Kah Ngam, Ltd. ..............      41,000       44,537
    Metro Holdings, Ltd. ............      44,800      184,480
    Pacific Carriers, Ltd. ..........      84,000       69,180
    Prima, Ltd. .....................      12,000       42,258
    Republic Hotels and Resorts, Ltd.      84,000       96,017
    Robinson & Co., Ltd. ............      19,000       78,914
    Scotts Holdings, Ltd. ...........      71,000       52,929
    Shangri-La Hotel, Ltd. ..........      44,000      149,321
    Times Publishing, Ltd. ..........      52,000      116,663
    United Engineers, Ltd. ..........      81,000      150,096
    United Overseas Finance, Ltd. ...      10,000       14,058
                                                   -----------
   TOTAL COMMON STOCKS (Cost
     $1,867,338)  ...................                1,849,528
                                                   -----------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Singapore Dollars (Cost $2) .....                        2
                                                   -----------
   TOTAL -- SINGAPORE (Cost
     $1,867,340)  ...................                1,849,530
                                                   -----------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                        Face
                                        Amount
                                       --------
                                        (000)
   TEMPORARY CASH INVESTMENTS --
     (7.3%)
    Repurchase Agreement, PNC
     Securities Corp. 5.65%,
     12/01/95 (Collateralized by
     U.S. Treasury Notes 6.125%,
     05/31/97) (Cost $11,870,000)  ..    $ 11,870   11,870,000
                                                   -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $168,939,346)  ...........             $162,758,362
                                                  ============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities

  See accompanying Notes to Financial Statements

                           SCHEDULES OF INVESTMENTS
                   THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                              NOVEMBER 30, 1995

                                                                             Shares          Value+
                                                                           -----------   ---------------
Investment in The DFA One-Year Fixed Income Series of The DFA
  Investment Trust Company .............................................   70,532,690     $705,007,385
                                                                                          ------------
     Total Investments (100%) (Cost $700,203,192)  .....................                  $705,007,385
                                                                                          ============


                    THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                  Face
                                                                                 Amount        Value+
                                                                                ---------   -------------
                                                                                    (000)
AGENCY OBLIGATIONS -- (98.2%)
   Federal Farm Credit Bank
    5.550%, 12/18/95 ........................................................   $  8,000    $  7,978,807
    5.640%, 12/22/95 ........................................................     11,000      10,964,003
   Federal Home Loan Bank ...................................................
    5.670%, 12/12/95 ........................................................    231,000     230,596,967
    5.670%, 12/28/95 ........................................................     46,000      45,806,110
                                                                                            ------------
TOTAL AGENCY OBLIGATIONS (Cost $295,347,021)  ...............................                295,345,887
                                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
   Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized
     by U.S. Treasury Notes 6.125%, 05/31/97) (Cost $5,502,000)  ............      5,502       5,502,000
                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $300,849,021)  ..........................               $300,847,887
                                                                                            ============

------
+See Note B to Financial Statements.

               See accompanying Notes to Financial Statements.

                           SCHEDULE OF INVESTMENTS
                    THE DFA GLOBAL FIXED INCOME PORTFOLIO
                              NOVEMBER 30, 1995

                                           Face
                                          Amount        Value+
                                         --------      --------
                                           (000)
JAPAN -- (28.8%)
BONDS -- (28.8%)
 Austria (Republic of)
  5.000%, 01/22/01  ...................   300,000     $ 3,406,995
 Autobahnen und
  Schnellstrassenfinanzierungs AG
  6.000%, 03/11/00  ...................   500,000       5,818,719
 Belgium (Kingdom of)
  6.875%, 07/09/01  ...................   600,000       7,399,803
 Council of Europe Resettlement Fund
  for National Refugees and
  Overpopulation in Europe
  6.875%, 03/05/01  ...................   700,000       8,559,310
 Credit Local de France SA
  6.000%, 10/31/01  ...................   500,000       5,957,143
 European Investment Bank
  6.625%, 03/15/00  ...................   200,000       2,380,887
 Inter-American Development Bank
  6.750%, 02/20/01  ...................   200,000       2,434,286
  6.000%, 10/30/01  ...................   400,000       4,774,778
 Japan Development Bank
  6.500%, 09/20/01  ...................   800,000       9,769,458
 World Bank (International Bank for
  Reconstruction and Development)
  6.750%, 06/18/01  ...................   600,000       7,359,015
                                                    -------------
TOTAL BONDS (Cost $59,498,401)  ......                 57,860,394
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $27)  ...........                         27
                                                    -------------
TOTAL -- JAPAN (Cost $59,498,428)  ...                 57,860,421
                                                    -------------
GERMANY -- (23.3%)
BONDS -- (23.3%)
 European Economic Community
  6.500%, 03/10/00  ..................      9,000       6,536,973
 Germany (Federal Republic of)
  9.000%, 10/20/00  ..................     28,000      22,440,423
  8.250%, 09/20/01  ..................     13,000      10,199,358
 KFW International Finance, Inc.
  7.500%, 01/24/00  ..................     10,000       7,498,963
                                                    -------------
TOTAL BONDS (Cost $42,127,725)  ......                 46,675,717
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $594)  ..........                        581
                                                    -------------
TOTAL -- GERMANY
  (Cost $42,128,319) .................                 46,676,298
                                                    -------------
CANADA -- (15.9%)
BONDS -- (15.9%)
 British Columbia (Province of)
  Series BCCD-H
  10.150%, 08/29/01  .................     10,000       8,405,861
 Canada (Government of)
  9.750%, 12/01/01  ..................     28,000      23,474,416
                                                    -------------
TOTAL BONDS (Cost $30,787,247)  ......                 31,880,277
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $17)  .......                         17
                                                    -------------
TOTAL -- CANADA
  (Cost $30,787,264) .................                 31,880,294
                                                    -------------
THE DFA GLOBAL FIXED INCOME PORTFOLIO
CONTINUED
                                           Face
                                          Amount        Value+
                                         --------      --------
                                           (000)
FRANCE -- (10.5%)
BONDS -- (10.5%)
 Credit Locale de France SA
  6.000%, 11/15/01  ..................    61,000      $11,907,861
 France (Republic of)
  9.500%, 01/25/01  ..................    40,000        9,147,450
                                                    -------------
TOTAL BONDS (Cost $20,272,757)  ......                 21,055,311
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $446)  .........                        441
                                                    -------------
TOTAL -- FRANCE
  (Cost $20,273,203) .................                 21,055,752
                                                    -------------
UNITED KINGDOM -- (9.4%)
BONDS -- (9.4%)
 Austria (Republic of)
  10.375%, 03/29/99  .................     2,000        3,341,822
 Guaranteed Export Finance Corp.
  P.L.C.
  7.250%, 12/15/98  ..................     5,000        7,731,389
 Halifax Building Society, Ltd.
  7.750%, 12/03/98  ..................     5,000        7,800,958
                                                    -------------
TOTAL BONDS (Cost $18,910,427)  ......                 18,874,169
                                                    -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
  (Cost $6,392) ......................                      6,216
                                                    -------------
TOTAL -- UNITED KINGDOM
  (Cost $18,916,819) .................                 18,880,385
                                                    -------------
AUSTRALIA -- (8.6%)
BONDS -- (8.6%)
 New South Wales Treasury Corp.
  12.000%, 12/01/01  .................     9,340        8,231,489
 Queensland Treasury Corp.
  8.000%, 08/14/01  ..................    12,000        8,912,725
                                                    -------------
TOTAL -- AUSTRALIA
  (Cost $16,542,631) .................                 17,144,214
                                                    -------------
AGENCY OBLIGATIONS -- (1.0%)
 Federal Home Loan Bank
  5.670%, 12/28/95
  (Cost $1,991,495)  .................     2,000        1,991,570
                                                    -------------
TEMPORARY CASH INVESTMENTS -- (2.5%)
 Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97)
  (Cost $4,968,000) ..................     4,968        4,968,000
                                                    -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $195,106,159) ................               $200,456,934
                                                    =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in Local Currency

                See accompanying Notes to Financial Statements

                           SCHEDULE OF INVESTMENTS
            THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                              NOVEMBER 30, 1995

                                                                                                      Face
                                                                                                     Amount      Value+
                                                                                                   --------   -------------
                                                                                                       (000)
U.S. TREASURY OBLIGATIONS -- (48.2%)
U.S. Treasury Bonds  ............................................................................
 11.750% , 02/15/01  ............................................................................    $3,000     $ 3,832,968
 13.125% , 05/15/01  ............................................................................     4,500       6,080,625
 13.375% , 08/15/01  ............................................................................     2,000       2,750,938
 11.625% , 11/15/02  ............................................................................     3,500       4,683,984
  9.375% , 02/15/06  ............................................................................     1,000       1,269,531
U.S. Treasury Notes  ............................................................................
 15.750% , 11/15/01  ............................................................................     3,500       5,277,892
 14.250% , 02/15/02  ............................................................................     5,750       8,324,022
  6.375% , 08/15/02  ............................................................................     4,000       4,154,376
  6.250% , 02/15/03  ............................................................................     1,000       1,032,969
                                                                                                              -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,840,523)  .............................................                37,407,305
                                                                                                              -------------
AGENCY OBLIGATIONS -- (45.7%)
Farm Credit System Financial Assistance Corp.  ..................................................
  9.375% , 07/21/03  ............................................................................     2,000       2,405,938
  8.800% , 06/10/05  ............................................................................     1,000       1,194,063
Federal Farm Credit Bank  .......................................................................
  6.320% , 09/09/02  ............................................................................     1,000       1,024,219
  7.160% , 05/19/10  ............................................................................     2,000       2,173,750
Federal Home Loan Bank  .........................................................................
  7.190% , 04/27/01  ............................................................................     8,000       8,513,752
  6.290% , 07/03/02  ............................................................................     3,100       3,177,016
  5.440% , 10/15/03  ............................................................................     2,000       1,933,438
Federal Home Loan Mortgage Corp.  ...............................................................
  7.350% , 03/22/05  ............................................................................     2,000       2,171,562
Federal National Mortgage Association  ..........................................................
  8.900% , 06/12/00  ............................................................................     3,000       3,373,593
  8.250% , 12/18/00  ............................................................................     1,000       1,106,563
  7.050% , 11/12/02  ............................................................................     2,000       2,130,938
  6.800% , 01/10/03  ............................................................................     6,000       6,282,186
                                                                                                              -------------
TOTAL AGENCY OBLIGATIONS (Cost $33,675,388)  ....................................................                35,487,018
                                                                                                              -------------

SUPRANATIONAL OBLIGATIONS -- (1.5%)
European Investment Bank
  9.125%, 06/01/02 (Cost $1,127,233) ............................................................     1,000       1,168,135
                                                                                                              -------------

TEMPORARY CASH INVESTMENTS -- (4.6%)
Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97)
  (Cost $3,582,000) .............................................................................     3,582       3,582,000
                                                                                                              -------------

TOTAL INVESTMENTS -- (100.0%) (Cost $74,225,144)  ...............................................               $77,644,458
                                                                                                              =============

------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

                                                    The U.S.       The U.S.       The U.S.
                                                   9-10 Small     6-10 Small       Large
                                                    Company        Company        Company
                                                   Portfolio      Portfolio      Portfolio
                                                  ------------   ------------    -----------
                                                 (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................$   928,597       $   186,699     $   97,118
Receivables
     Dividends and Interest  ..................        624                --             --
     Investment Securities Sold  ..............      1,966                --             --
     Fund Shares Sold  ........................        340                30            148
Prepaid Expenses and Other Assets  ............        217                13             16
                                               -----------       -----------     ----------
          Total Assets  .......................    931,744           186,742         97,282
                                               -----------       -----------     ----------
LIABILITIES:
Payable for Investment Securities Purchased  ..      1,654                30            140
Payable for Fund Shares Redeemed  .............      4,032                --              8
Accrued Expenses and Other Liabilities  .......        584                68             23
                                               -----------       -----------     ----------
          Total Liabilities  ..................      6,270                98            171
                                               -----------       -----------     ----------
NET ASSETS  ...................................$   925,474       $   186,644     $   97,111
                                               ===========       ===========     ==========
SHARES OUTSTANDING $.01 PAR VALUE  ............ 83,929,582        14,763,436      5,359,508
                                               ===========       ===========     ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE $     11.03       $     12.64     $    18.12
                                               ===========       ===========     ==========
PUBLIC OFFERING PRICE PER SHARE  ..............$     11.03       $     12.64     $    18.12
                                               ===========       ===========     ==========
Investments at Cost  ..........................$   730,476       $   143,042     $   69,638
                                               ===========       ===========     ==========

                                                    The U.S.       The U.S.      The DFA/AEW
                                                     Small          Large        Real Estate
                                                   Cap Value      Cap Value       Securities
                                                   Portfolio      Portfolio       Portfolio
                                                  ------------   ------------    -------------
                                                 (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................$   610,059       $   280,939      $   44,646
Receivables
     Dividends and Interest  ..................         --                --             103
     Fund Shares Sold  ........................        526               185              28
Prepaid Expenses and Other Assets  ............         50                22               2
                                               -----------       -----------      ----------
          Total Assets  .......................    610,635           281,146          44,779
                                               -----------       -----------      ----------
LIABILITIES:
Payable for Investment Securities Purchased  ..        375                20           1,255
Payable for Fund Shares Redeemed  .............        151               165              49
Accrued Expenses and Other Liabilities  .......        159                46              40
                                               -----------       -----------      ----------
          Total Liabilities  ..................        685               231           1,344
                                               -----------       -----------      ----------
NET ASSETS  ...................................$   609,950       $   280,915      $   43,435
                                               ===========       ===========      ==========
SHARES OUTSTANDING $.01 PAR VALUE  ............ 43,484,481        21,141,290       4,342,013
                                               ===========       ===========      ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE $     14.03       $     13.29      $    10.00
                                               ===========       ===========      ==========
PUBLIC OFFERING PRICE PER SHARE  ..............$     14.03       $     13.29      $    10.00
                                               ===========       ===========      ==========
Investments at Cost  ..........................$   506,608       $   227,796      $   45,708
                                               ===========       ===========      ==========

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

                                                                       The
                                                  The Japanese     Pacific Rim       The United
                                                     Small            Small        Kingdom Small
                                                    Company          Company          Company
                                                   Portfolio        Portfolio        Portfolio
                                                 --------------   -------------    ---------------
                                                   (Amounts in thousands, except share amounts)
ASSETS:  .....................................
Investments at Value  ........................$   370,457          $   193,072       $  166,926
Cash  ........................................         15                   57              180
Receivables  .................................
     Dividends and Interest  .................        783                  241              679
     Investment Securities Sold  .............         --                   85              136
     Fund Shares Sold  .......................        130                   21               81
Prepaid Expenses and Other Assets  ...........         33                    6                7
                                              -----------          -----------       ----------
    Total Assets  ............................    371,418              193,482          168,009
                                              -----------          -----------       ----------
LIABILITIES:  ................................
Payable for Investment Securities Purchased  .         --                  111              109
Payable for Fund Shares Redeemed  ............         48                   33               20
Accrued Expenses and Other Liabilities  ......        257                  201              150
                                              -----------          -----------       ----------
    Total Liabilities  .......................        305                  345              279
                                              -----------          -----------       ----------
NET ASSETS  ..................................$   371,113          $   193,137       $  167,730
                                              ===========          ===========       ==========
SHARES OUTSTANDING $.01 PAR VALUE  ........... 16,292,798           13,428,708        6,963,975
                                              ===========          ===========       ==========
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE .....................................$     22.78          $     14.38       $    24.09
                                              ===========          ===========       ==========
PUBLIC OFFERING PRICE PER SHARE  .............$     22.89          $     14.52       $    24.09
                                              ===========          ===========       ==========
Investments at Cost  .........................$   372,036          $   182,685       $  161,609
                                              ===========          ===========       ==========

                                                                     The
                                                      The        Continental          The
                                                   Emerging         Small          Large Cap
                                                    Markets        Company       International
                                                   Portfolio      Portfolio        Portfolio
                                                  -----------   -------------    ---------------
                                                   (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................$   49,280        $   312,280       $   67,561
Cash  .........................................        --                 13               15
Receivables  ..................................
     Dividends and Interest  ..................        --              1,902              283
     Investment Securities Sold  ..............        --                 24               --
     Fund Shares Sold  ........................        66                167              119
Prepaid Expenses and Other Assets  ............        26                  8               33
                                               ----------        -----------       ----------
    Total Assets  .............................    49,372            314,394           68,011
                                               ----------        -----------       ----------
LIABILITIES:  .................................
Payable for Investment Securities Purchased  ..        --                 21               --
Payable for Fund Shares Redeemed  .............         5                  9               29
Accrued Expenses and Other Liabilities  .......        30                248               42
                                               ----------        -----------       ----------
    Total Liabilities  ........................        35                278               71
                                               ----------        -----------       ----------
NET ASSETS  ...................................$   49,337        $   314,116       $   67,940
                                               ==========        ===========       ==========
SHARES OUTSTANDING $.01 PAR VALUE  ............ 4,766,054         22,222,615        5,391,887
                                               ==========        ===========       ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE $    10.35        $     14.13       $    12.60
                                               ==========        ===========       ==========
PUBLIC OFFERING PRICE PER SHARE  ..............$    10.40        $     14.27       $    12.60
                                               ==========        ===========       ==========
Investments at Cost  ..........................$   51,374        $   302,229       $   53,703
                                               ==========        ===========       ==========

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

                                                      The DFA           The DFA
                                                   International     International        The DFA
                                                     High Book         Small Cap         One-Year
                                                     to Market           Value         Fixed Income
                                                     Portfolio         Portfolio         Portfolio
                                                  ---------------   ---------------    --------------
                                                     (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  .........................$   172,023            $   162,758       $   705,007
Cash  .........................................         --                  2,866                --
Receivables
     Dividends and Interest  ..................         --                    287                --
     Fund Shares Sold  ........................        382                    140            25,460
Prepaid Expenses and Other Assets  ............         36                     62                11
                                               -----------            -----------       -----------
          Total Assets  .......................    172,441                166,113           730,478
                                               -----------            -----------       -----------
LIABILITIES:
Payable for Investment Securities Purchased  ..        366                 18,850            25,460
Payable for Fund Shares Redeemed  .............         16                      2                --
Accrued Expenses and Other Liabilities  .......         42                    136                68
                                               -----------            -----------       -----------
          Total Liabilities  ..................        424                 18,988            25,528
                                               -----------            -----------       -----------
NET ASSETS  ...................................$   172,017            $   147,125       $   704,950
                                               ===========            ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE  ............ 14,314,605             15,203,524        69,056,810
                                               ===========            ===========       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE $     12.02            $      9.68       $     10.21
                                               ===========            ===========       ===========
PUBLIC OFFERING PRICE PER SHARE  ..............$     12.02            $      9.75       $     10.21
                                               ===========            ===========       ===========
Investments at Cost  ..........................$   156,449            $   168,939       $   700,203
                                               ===========            ===========       ===========

                                                                                             The DFA
                                                           The DFA         The DFA        Intermediate
                                                          Five-Year         Global         Government
                                                          Government     Fixed Income     Fixed Income
                                                          Portfolio       Portfolio         Portfolio
                                                         ------------   --------------    --------------
                                                          (Amounts in thousands, except share amounts)
ASSETS:
Investments at Value  ................................$   300,848        $   200,457       $   77,644
Receivables
     Dividends and Interest  .........................          1              6,323            1,293
     Fund Shares Sold  ...............................        157                169               75
Unrealized Gain on Forward Foreign Currency Contracts          --              2,337               --
Prepaid Expenses and Other Assets  ...................         33                 22                7
                                                      -----------        -----------       ----------
          Total Assets  ..............................    301,039            209,308           79,019
                                                      -----------        -----------       ----------
LIABILITIES:
Payable for Fund Shares Redeemed  ....................         43              1,039              907
Accrued Expenses and Other Liabilities  ..............         75                103               25
                                                      -----------        -----------       ----------
          Total Liabilities  .........................        118              1,142              932
                                                      -----------        -----------       ----------
NET ASSETS  ..........................................$   300,921        $   208,166       $   78,087
                                                      ===========        ===========       ==========
SHARES OUTSTANDING $.01 PAR VALUE  ................... 29,940,700         19,815,470        6,948,530
                                                      ===========        ===========       ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE  ......$     10.05        $     10.51       $    11.24
                                                      ===========        ===========       ==========
PUBLIC OFFERING PRICE PER SHARE  .....................$     10.05        $     10.51       $    11.24
                                                      ===========        ===========       ==========
Investments at Cost  .................................$   300,849        $   195,106       $   74,225
                                                      ===========        ===========       ==========

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                                   The U.S        The U.S.          The
                                                                  9-10 Small     6-10 Small     U.S. Large
                                                                   Company        Company         Company
                                                                  Portfolio      Portfolio       Portfolio
                                                                 ------------   ------------    ------------
Investment Income  ...........................................
   Dividends .................................................     $  7,452       $ 1,838         $ 1,886
   Interest ..................................................        1,163            --              --
   Income from Securities Lending ............................           19            --              --
                                                                   --------       -------         -------
     Total Investment Income  ................................        8,634         1,838           1,886
                                                                   --------       -------         -------
Expenses  ....................................................
   Investment Advisory Services ..............................        4,045            --              --
   Administrative Services ...................................           --           501             162
   Accounting & Transfer Agent Fees ..........................          643            19              19
   Custodian's Fee ...........................................          150            --              --
   Legal Fees ................................................           33             2               3
   Audit Fees ................................................           43             2               3
   Filing Fees ...............................................           21            13              12
   Shareholders' Reports .....................................           26             1               8
   Directors' Fees and Expenses ..............................           27             1               1
   Other .....................................................           35             1               1
                                                                   --------       -------         -------
    Total Expenses ...........................................        5,023           540             209
   Less: Expenses Reimbursed .................................           --            --             (47)
                                                                   --------       -------         -------
   Net Expenses ..............................................        5,023           540             162
                                                                   --------       -------         -------
   Net Investment Income .....................................        3,611         1,298           1,724
                                                                   --------       -------         -------
Net Realized and Unrealized Gain (Loss) on Investments  ......
Net Realized Gain on Investment Securities  ..................       75,321        10,114             120
Change in Unrealized Appreciation (Depreciation) of
   Investment Securities .....................................      137,059        27,538          21,406
                                                                   --------       -------         -------
 Net Gain on Investment Securities  ..........................      212,380        37,652          21,526
                                                                   --------       -------         -------
Net Increase in Net Assets Resulting from Operations  ........     $215,991       $38,950         $23,250
                                                                   ========       =======         =======


                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                                   The U.S      The U.S.      The DFA/AEW
                                                                  Small Cap     Large Cap     Real Estate
                                                                    Value         Value        Securities
                                                                  Portfolio     Portfolio      Portfolio
                                                                 -----------   -----------    -------------
Investment Income  ...........................................
   Dividends .................................................    $  5,622       $ 5,873         $2,708
   Interest ..................................................          --            --             73
                                                                  --------       -------        -------
    Total Investment Income ..................................       5,622         5,873          2,781
                                                                  --------       -------        -------
Expenses  ....................................................
   Investment Advisory Services ..............................          --            --            183
   Administrative Services ...................................       1,435           327             --
   Accounting & Transfer Agent Fees ..........................          19            19             66
   Custodian's Fee ...........................................          --            --              6
   Legal Fees ................................................           2             3              7
   Audit Fees ................................................           3             3              5
   Filing Fees ...............................................         103            70             24
   Shareholders' Reports .....................................           1             1              3
   Directors' Fees and Expenses ..............................           1             1              3
   Other .....................................................           9            11              4
                                                                  --------       -------        -------
    Total Expenses ...........................................       1,573           435            301
                                                                  --------       -------        -------
   Net Investment Income .....................................       4,049         5,438          2,480
                                                                  --------       -------        -------
Net Realized and Unrealized Gain (Loss) on Investments  ......
Net Realized Gain (Loss) on Investment Securities  ...........       7,489         2,203             18
Change in Unrealized Appreciation (Depreciation) of
   Investment Securities .....................................     104,890        61,756          2,018
                                                                  --------       -------        -------
 Net Gain on Investment Securities  ..........................     112,379        63,959          2,036
                                                                  --------       -------        -------
Net Increase in Net Assets Resulting from Operations  ........    $116,428       $69,397         $4,516
                                                                  ========       =======        =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                               The Japanese     The Pacific     The United
                                                                  Small          Rim Small        Kingdom
                                                                 Company          Company         Company
                                                                Portfolio        Portfolio       Portfolio
                                                              --------------   -------------    ------------
Investment Income
   Dividends, (Net of Foreign Taxes Withheld of $402, $174
     and $1,136, respectively)  ...........................      $  2,277        $  5,904         $ 6,705
   Interest ...............................................           375             269             372
   Income from Securities Lending .........................           742              53              --
                                                                 --------        --------         -------
     Total Investment Income  .............................         3,394           6,226           7,077
                                                                 --------        --------         -------
Expenses
   Investment Advisory Services ...........................         1,704           1,020           1,096
   Accounting & Transfer Agent Fees .......................           401             258             277
   Custodian's Fee ........................................           272             302             105
   Legal Fees .............................................            33              19              23
   Audit Fees .............................................            22              14              16
   Filing Fees ............................................            35              31              17
   Shareholders' Reports ..................................            15               9              10
   Directors' Fees and Expenses ...........................            14               9              10
   Other ..................................................            34              31              30
                                                                 --------        --------         -------
     Total Expenses  ......................................         2,530           1,693           1,584
                                                                 --------        --------         -------
   Net Investment Income ..................................           864           4,533           5,493
                                                                 --------        --------         -------
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
Net Realized Gain on Investment Securities  ...............         6,621           6,273          16,821
Net Realized Gain (Loss) on Foreign Currency Transactions              46               9             (32)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency .............       (28,340)        (23,959)         (1,683)
   Translation of Foreign Currency Denominated Amounts ....           (23)              3              (3)
                                                                 --------        --------         -------
   Net Gain (Loss) on Investment Securities and Foreign
     Currency  ............................................       (21,696)        (17,674)         15,103
                                                                 --------        --------         -------
Net Increase (Decrease) in Net Assets Resulting from
   Operations .............................................     ($ 20,832)      ($ 13,141)        $20,596
                                                                 ========       =========         =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                                                The
                                                                 The        Continental          The
                                                              Emerging         Small          Large Cap
                                                               Markets        Company       International
                                                              Portfolio      Portfolio        Portfolio
                                                             -----------   -------------    ---------------
Investment Income
   Dividends, (Net of Foreign Taxes Withheld of $0, $817
     and $149, respectively)  ............................          --       $  8,012           $1,260
   Interest ..............................................          --            515              140
   Income from Securities Lending ........................          --            117               19
   Net Investment Income from the DFA Investment Trust
     Company  ............................................     $   516             --               --
                                                              --------       --------          -------
     Total Investment Income  ............................         516          8,644            1,419
                                                              --------       --------          -------
Expenses
   Investment Advisory Services ..........................          --          1,781              147
   Administrative Services ...............................         122             --               --
   Accounting & Transfer Agent Fees ......................          38            411               84
   Custodian's Fee .......................................          --            302               60
   Legal Fees ............................................          14             29               10
   Audit Fees ............................................          10             21                7
   Filing Fees ...........................................          21             28                4
   Shareholders' Reports .................................           2             13                4
   Directors' Fees and Expenses ..........................           2             12                5
   Other .................................................           9             42               15
                                                              --------       --------          -------
     Total Expenses  .....................................         218          2,639              336
                                                              --------       --------          -------
   Net Investment Income .................................         298          6,005            1,083
                                                              --------       --------          -------
Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency
Net Realized Gain (Loss) on Investment Securities  .......        (169)        16,669             (444)
Net Realized Gain (Loss) on Foreign Currency Transactions          (57)           466             (120)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency ............      (2,547)       (26,692)           4,369
   Translation of Foreign Currency Denominated Amounts ...          (3)           (49)              (5)
                                                              --------       --------          -------
   Net Gain (Loss) on Investment Securities and Foreign
     Currency  ...........................................      (2,776)        (9,606)           3,800
                                                              --------       --------          -------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ............................................     ($ 2,478)    ($  3,601)          $4,883
                                                              =========     ==========          ======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
               FOR THE YEAR (OR PERIOD) ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                                    The DFA           The DFA
                                                                 International     International        The DFA
                                                                   High Book         Small Cap         One Year
                                                                   to Market           Value         Fixed Income
                                                                   Portfolio       Portfolio(1)        Portfolio
                                                                ---------------   ---------------    --------------
Investment Income
   Dividends, (Net of Foreign Taxes Withheld of $0, $100 and
     $0, respectively  ......................................       $2,951           $  914             $36,959
   Interest .................................................           --              323                  --
                                                                    ------           ------             -------
     Total Investment Income ................................        2,951            1,237              36,959
                                                                    ------           ------             -------
Expenses  ...................................................
   Investment Advisory Services .............................           --              299                  --
   Administrative Services ..................................           80               --                 619
   Accounting & Transfer Agent Fees .........................           19               53                  19
   Custodian's Fee ..........................................           --              184                  --
   Client Service Fee .......................................          200               --                  --
   Legal Fees ...............................................            3               11                   2
   Audit Fees ...............................................            3                7                   3
   Filing Fees ..............................................           34                1                  25
   Shareholders' Reports ....................................            1                2                   1
   Directors' Fees and Expenses .............................            1                1                   1
   Other ....................................................           15               13                   3
                                                                    ------           ------             -------
     Total Expenses .........................................          356              571                 673
                                                                    ------           ------             -------
   Net Investment Income ....................................        2,595              666              36,286
                                                                    ------           ------             -------
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
Net Realized Gain (Loss) on Investment Securities  ..........          194              124              (1,504)
Net Realized Loss on Foreign Currency Transactions  .........           --              (13)              --
Change in Unrealized Appreciation (Depreciation) of:  .......
 Investment Securities and Foreign Currency  ................        6,730           (6,181)             11,442
 Translation of Foreign Currency Denominated Amounts  .......           --              190                  --
                                                                    ------           ------             -------
 Net Gain (Loss) on Investment Securities and Foreign
    Currency ................................................        6,924           (5,880)              9,938
                                                                    ------           ------             -------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ...............................................       $9,519          ($5,214)            $46,224
                                                                    ======           ======             =======


------
(1) For the period December 30, 1994 (commencement of operations) to November 30, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)

                                                                                                The DFA
                                                               The DFA         The DFA        Intermediate
                                                              Five-Year         Global         Government
                                                              Government     Fixed Income     Fixed Income
                                                              Portfolio       Portfolio         Portfolio
                                                             ------------   --------------    --------------
Investment Income
   Interest ..............................................     $17,047         $10,892            $4,577
                                                               -------         -------            ------
Expenses  ................................................
   Investment Advisory Services ..........................         531             433               102
   Accounting & Transfer Agent Fees ......................         103             212                42
   Custodian's Fee .......................................          33              54                 8
   Legal Fees ............................................           9              18                 4
   Audit Fees ............................................           8              13                 3
   Filing Fees ...........................................          55              37                15
   Shareholders' Reports .................................           7               8                 2
   Directors' Fees and Expenses ..........................           5               8                 2
   Other .................................................           2              15                 8
                                                               -------         -------            ------
    Total Expenses .......................................         753             798               186
                                                               -------         -------            ------
   Net Investment Income .................................      16,294          10,094             4,391
                                                               -------         -------            ------
Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency
Net Realized Gain (Loss) on Investment Securities  .......     (8,073)           2,020               874
Net Realized Gain on Foreign Currency Transactions  ......          --           5,130                --
Change in Unrealized Appreciation (Depreciation) of:  ....
 Investment Securities and Foreign Currency  .............      15,097           6,020             6,019
 Translation of Foreign Currency Denominated Amounts  ....          --           1,699                --
                                                               -------         -------            ------
 Net Gain on Investment Securities and Foreign Currency  .       7,024          14,869             6,893
                                                               -------         -------            ------
Net Increase in Net Assets Resulting from Operations  ....     $23,318         $24,963           $11,284
                                                               =======         =======           =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                      The U.S. 9-10                 The U.S. 6-10                    The U.S.
                                                      Small Company                 Small Company                  Large Company
                                                        Portfolio                     Portfolio                      Portfolio
                                              ----------------------------   ----------------------------   -----------------------
                                                Year Ended     Year Ended     Year Ended     Year Ended      Year Ended  YearEnded
                                                 Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,    Nov. 30,
                                                     1995           1994           1995           1994            1995     1994
                                               ------------   ------------    ------------   ------------    -----------  ---------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................     $  3,611       $  1,079       $  1,298       $    898        $  1,724     $ 1,192
   Net Realized Gain (Loss) on
     Investment Securities  ................       75,321         (5,176)        10,114         11,504             120         (79)
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities  ...........................      137,059         36,497         27,538        (11,694)         21,406        (712)
                                                 --------       --------       --------       --------         -------     -------
        Net Increase in Net Assets
          Resulting from Operations  .......      215,991         32,400         38,950            708          23,250         401
                                                 --------       --------       --------       --------         -------     -------
Distributions From:
   Net Investment Income ...................       (3,238)        (2,008)        (1,307)          (950)         (1,728)     (1,195)
   Net Realized Gains ......................       (6,831)       (42,251)       (14,069)        (2,940)           (107)       (302)
                                                 --------       --------       --------       --------         -------     -------
        Total Distribution .................      (10,069)       (44,259)       (15,376)        (3,890)         (1,835)     (1,497)
                                                 --------       --------       --------       --------         -------     -------
Capital Share Transactions (1):
   Shares Issued ...........................      109,270         59,828         45,619         17,429          40,956      19,913
   Shares Issued in Lieu of Cash
     Distributions  ........................        9,373         41,874         13,251          2,701           1,534       1,385
   Shares Redeemed .........................      (58,312)       (61,540)        (7,937)       (41,674)        (15,432)     (9,394)
                                                 --------       --------       --------       --------         -------     -------
     Net Increase (Decrease) From Capital
        Shares Transactions ................       60,331         40,162         50,933        (21,544)         27,058      11,904
                                                 --------       --------       --------       --------         -------     -------
     Total Increase (Decrease)  ............      266,253         28,303         74,507        (24,726)         48,473      10,808
Net Assets
   Beginning of Period .....................      659,221        630,918        112,137        136,863          48,638      37,830
                                                 --------       --------       --------       --------         -------     -------
   End of Period ...........................     $925,474       $659,221       $186,644       $112,137        $ 97,111     $48,638
                                                 ========       ========       ========       ========        ========     =======
(1) Shares Issued and Redeemed:
   Shares Issued ...........................       11,210          7,035          4,106          1,488           2,610       1,439
   Shares Issued in Lieu of Cash
     Distribution  .........................          863          5,184          1,242            243              94         101
   Shares Redeemed .........................       (5,753)        (7,182)          (702)        (3,586)           (927)       (677)
                                                 --------       --------       --------       --------         -------     -------
                                                    6,320          5,037          4,646         (1,855)          1,777         863
                                                 ========       ========       ========       ========        ========     =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                                   The DFA/AEW
                                                     The U.S. Small                 The U.S. Large                 Real Estate
                                                        Cap Value                     Cap Value                    Securities
                                                        Portfolio                     Portfolio                     Portfolio
                                              ----------------------------   ----------------------------   -----------------------
                                                Year Ended     Year Ended     Year Ended     Year Ended      Year Ended  Year Ended
                                                 Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,     Nov. 30,
                                                     1995           1994           1995           1994           1995        1994
                                               ------------   ------------    ------------   ------------   ------------ ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................     $  4,049       $  3,853       $  5,438       $  4,977        $ 2,480      $ 1,076
   Net Realized Gain (Loss) on
     Investment Securities  ................        7,489            (58)         2,203           (287)            18       (1,018)
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities  ...........................      104,890         (9,476)        61,756        (10,672)         2,018       (3,869)
                                                 --------       --------       --------       --------         -------     -------
        Net Increase (Decrease) in Net
          Assets Resulting from Operations        116,428         (5,681)        69,397         (5,982)         4,516       (3,811)
                                                 --------       --------       --------       --------         -------     -------
Distributions From:
   Net Investment Income ...................       (4,090)        (3,912)        (5,439)        (5,021)        (1,853)        (819)
   Net Realized Gains ......................       (6,604)           (18)        (3,499)            --             --           --
   Tax Return of Capital ...................           --             --             --             --           (433)        (223)
                                                 --------       --------       --------       --------         -------     -------
        Total Distribution .................      (10,694)        (3,930)        (8,938)        (5,021)        (2,286)      (1,042)
                                                 --------       --------       --------       --------         -------     -------
Capital Share Transactions (1):
   Shares Issued ...........................      195,639        270,394        109,335        131,587         13,000       14,934
   Shares Issued in Lieu of Cash
     Distributions  ........................        7,554          2,989          6,778          4,262          2,071          956
   Shares Redeemed .........................      (43,125)       (15,306)       (93,223)       (17,568)        (4,322)      (2,687)
                                                 --------       --------       --------       --------         -------     -------
     Net Increase From Capital
        Shares Transactions ................      160,068        258,077         22,890        118,281         10,749       13,203
                                                 --------       --------       --------       --------         -------     -------
     Total Increase  .......................      265,802        248,466         83,349        107,278         12,979        8,350
Net Assets
   Beginning of Period .....................      344,148         95,682        197,566         90,288         30,456       22,106
                                                 --------       --------       --------       --------         -------     -------
   End of Period ...........................     $609,950       $344,148       $280,915       $197,566        $43,435      $30,456
                                                 ========       ========       ========       ========        ========     =======
(1) Shares Issued and Redeemed:
   Shares Issued ...........................       15,322         23,309          9,379         12,672          1,279        1,410
   Shares Issued in Lieu of Cash
     Distribution  .........................          550            271            544            418            209          102
   Shares Redeemed .........................       (3,313)        (1,320)        (8,714)        (1,678)          (429)        (253)
                                                 --------       --------       --------       --------         -------     -------
                                                   12,559         22,260          1,209         11,412          1,059        1,259
                                                 ========       ========       ========       ========        ========     =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                       The Japanese                 The Pacific Rim             The United Kingdom
                                                       Small Company                 Small Company                 Small Company
                                                         Portfolio                     Portfolio                      Portfolio
                                               ----------------------------   ----------------------------  -----------------------
                                                 Year Ended     Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                  Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,   Nov. 30,
                                                    1995           1994           1995           1994           1995        1994
                                                ------------   ------------    ------------   ------------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ....................     $    864       $    291       $  4,533       $  2,824        $  5,493  $   4,071
   Net Realized Gain (Loss) on Investment
     Securities  ............................        6,621          7,526          6,273         13,511          16,821      5,982
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  .................           46            104              9            (29)            (32)       241
   Change in Unrealized Appreciation
     (Depreciation) of:
    Investment Securities and Foreign
     Currency  ..............................      (28,340)        53,458        (23,959)       (10,031)         (1,683)    10,476
    Translation of Foreign Currency
     Denominated Amounts  ...................          (23)            29              3             (3)             (3)        (9)
                                                  --------       --------       --------       --------         -------    -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations  ............      (20,832)        61,408        (13,141)         6,272          20,596     20,761
                                                  --------       --------       --------       --------         -------    -------
Distributions From:
   Net Investment Income ....................         (891)          (476)        (4,485)        (2,873)         (5,241)    (4,712)
   Net Realized Gains .......................       (8,541)        (7,597)        (3,585)       (11,598)         (2,120)        --
                                                  --------       --------       --------       --------         -------    -------
     Total Distribution  ....................       (9,432)        (8,073)        (8,070)       (14,471)         (7,361)    (4,712)
                                                  --------       --------       --------       --------         -------    -------
Capital Share Transactions (1):
   Shares Issued ............................      103,808         92,490         21,624         49,088          29,396     29,201
   Shares Issued in Lieu of Cash
     Distributions  .........................        9,432          8,055          8,070         14,471           7,361      4,712
   Shares Redeemed ..........................      (42,537)       (32,450)       (28,299)        (7,030)        (96,375)   (17,638)
                                                  --------       --------       --------       --------         -------    -------
     Net Increase (Decrease) From Capital
        Shares Transactions .................       70,703         68,095          1,395         56,529         (59,618)    16,275
                                                  --------       --------       --------       --------         -------    -------
     Total Increase (Decrease)  .............       40,439        121,430        (19,816)        48,330         (46,383)    32,324
Net Assets
   Beginning of Period ......................      330,674        209,244        212,953        164,623         214,113    181,789
                                                  --------       --------       --------       --------         -------    -------
   End of Period ............................     $371,113       $330,674       $193,137       $212,953        $167,730   $214,113
                                                  ========       ========       ========       ========        ========   ========
(1) Shares Issued and Redeemed:
     Shares Issued  .........................        4,585          3,540          1,426          2,819           1,177      1,191
     Shares Issued in Lieu of Cash
        Distribution ........................          384            363            552            900             302        207
     Shares Redeemed  .......................       (1,869)        (1,191)        (1,878)          (395)         (3,746)      (734)
                                                  --------       --------       --------       --------         -------    -------
                                                     3,100          2,712            100          3,324           2,267        634
                                                  ========       ========       ========       ========        ========   ========

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                       The Emerging                 The Continental               The Large Cap
                                                         Markets                     Small Company                International
                                                        Portfolio                      Portfolio                    Portfolio
                                              -----------------------------   ----------------------------  -----------------------
                                                Year Ended     April 25 to     Year Ended     Year Ended    Year Ended   Year Ended
                                                 Nov. 30,       Nov. 30,        Nov. 30,       Nov. 30,       Nov. 30,     Nov. 30,
                                                   1995           1994            1995           1994            1995       1994
                                               ------------   -------------    ------------   ------------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss) ............     $   298         $   (25)       $  6,005       $  3,951        $  1,083     $  698
   Net Realized Gain (Loss) on
     Investment Securities  ................        (169)             20          16,669            373            (444)     2,920
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  ................         (57)             (7)            466            160            (120)      (253)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
     Currency  .............................      (2,547)            453         (26,692)        42,265           4,369      5,619
     Translation of Foreign Currency
     Denominated Amounts  ..................          (3)              1             (49)           232              (5)         1
                                                --------        --------        --------       --------         -------    -------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ..........      (2,478)            442          (3,601)        46,981           4,883      8,985
                                                --------        --------        --------       --------         -------    -------
Distributions From:
   Net Investment Income ...................        (230)             --          (6,257)        (4,700)           (934)      (442)
   Net Realized Gains ......................          --              --            (500)        (1,249)         (1,072)    (2,062)
   Tax Return of Capital ...................          --              --              --           (247)             --         --
                                                --------        --------        --------       --------         -------    -------
     Total Distribution  ...................        (230)             --          (6,757)        (6,196)         (2,006)    (2,504)
                                                --------        --------        --------       --------         -------    -------
Capital Share Transactions (1):
   Shares Issued ...........................      39,528          15,458          40,567         53,091          30,608     27,006
   Shares Issued in Lieu of Cash
     Distributions  ........................         230              --           6,757          6,196           2,006      2,504
   Shares Redeemed .........................      (3,444)           (169)        (63,842)       (25,255)        (23,186)   (58,828)
                                                --------        --------        --------       --------         -------    -------
     Net Increase (Decrease) From Capital
        Shares Transactions ................      36,314          15,289         (16,518)        34,032           9,428    (29,318)
                                                --------        --------        --------       --------         -------    -------
     Total Increase (Decrease)  ............      33,606          15,731         (26,876)        74,817          12,305    (22,837)
Net Assets
   Beginning of Period .....................      15,731              --         340,992        266,175          55,635     78,472
                                                --------        --------        --------       --------         -------    -------
   End of Period ...........................     $49,337         $15,731        $314,116       $340,992        $ 67,940    $55,635
                                                ========        ========        ========       ========        ========    =======
(1) Shares Issued and Redeemed:
     Shares Issued  ........................       3,674           1,406           2,644          3,469           2,502      2,184
     Shares Issued in Lieu of Cash
        Distribution .......................          23              --             470            436             166        213
     Shares Redeemed  ......................        (323)            (14)         (4,198)        (1,696)         (1,946)    (4,696)
                                                --------        --------        --------       --------         -------    -------
                                                   3,374           1,392          (1,084)         2,209             722     (2,299)
                                                ========        ========        ========       ========        ========    =======

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                        The DFA               The DFA
                                                     International         International         The DFA One-Year
                                                  High Book to Market     Small Cap Value          Fixed Income
                                                       Portfolio             Portfolio               Portfolio
                                               ------------------------    ---------------  --------------------------
                                                   Year         Year       Dec. 30, 1994        Year          Year
                                                  Ended        Ended             to            Ended          Ended
                                                 Nov. 30,     Nov. 30,        Nov. 30,        Nov. 30,      Nov. 30,
                                                  1995          1994            1995            1995           1994
                                                ----------   ----------    ---------------   -----------   -----------
Increase (Decrease) in Net Assets  ..........
Operations:
   Net Investment Income ....................    $  2,595     $  1,304        $    666       $  36,286      $  27,760
   Net Realized Gain (Loss) on Investment
     Securities  ............................         194          (87)            124          (1,504)        (1,304)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  .................          --            3             (13)             --             --
   Change in Unrealized Appreciation
     (Depreciation) of:
    Investment Securities and Foreign
     Currency  ..............................       6,730        9,498          (6,181)         11,442        (11,577)
    Translation of Foreign Currency
     Denominated Amounts  ...................          --            1             190              --             --
                                               ----------     --------        --------        --------      ---------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ...........       9,519       10,719          (5,214)         46,224         14,879
                                               ----------     --------        --------        --------      ---------
Distributions From:
   Net Investment Income ....................      (2,601)      (1,291)           (588)        (36,352)       (27,753)
   Net Realized Gains .......................        (337)          --            (114)           (405)        (1,035)
                                               ----------     --------        --------        --------      ---------
    Total Distribution ......................      (2,938)      (1,291)           (702)        (36,757)       (28,788)
                                               ----------     --------        --------        --------      ---------
Capital Share Transactions (1):
   Shares Issued ............................      63,111       51,332         154,664         357,430        335,714
   Shares Issued in Lieu of Cash
     Distributions  .........................       2,938        1,291             702          26,485         22,977
   Shares Redeemed ..........................     (13,565)     (12,334)         (2,325)       (280,658)      (360,956)
                                               ----------     --------        --------        --------      ---------
     Net Increase (Decrease) From Capital
        Shares Transactions .................      52,484       40,289         153,041         103,257         (2,265)
                                               ----------     --------        --------        --------      ---------
     Total Increase (Decrease)  .............      59,065       49,717         147,125         112,724        (16,174)
Net Assets
   Beginning of Period ......................     112,952       63,235              --         592,226        608,400
                                               ----------     --------        --------        --------      ---------
   End of Period ............................    $172,017     $112,952        $147,125       $ 704,950      $ 592,226
                                               ==========     ========        ========       =========      =========
(1) Shares Issued and Redeemed:
     Shares Issued  .........................       5,362        4,443          15,363          35,060         33,060
     Shares Issued in Lieu of Cash
        Distribution ........................         245          114              73           2,620          2,270
     Shares Redeemed  .......................      (1,162)      (1,061)           (232)        (27,540)       (35,610)
                                               ----------     --------        --------        --------      ---------
                                                    4,445        3,496          15,204          10,140           (280)
                                               ==========    =========        ========        ========      =========


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                       The DFA                                              The DFA
                                                      Five Year               The DFA Global          Intermediate Gov't
                                                     Government                Fixed Income              Fixed Income
                                                      Portfolio                 Portfolio                  Portfolio
                                              ------------------------   ------------------------  ------------------------
                                                  Year         Year         Year         Year          Year         Year
                                                 Ended        Ended         Ended        Ended        Ended        Ended
                                                Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                                  1995         1994         1995         1994          1995        1994
                                               ----------   ----------    ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................    $ 16,294     $ 10,856     $ 10,094     $  7,160      $  4,391     $ 3,790
   Net Realized Gain (Loss) on
     Investment Securities  ................      (8,073)      (2,385)       2,020       (5,468)          874          17
   Net Realized Gain (Loss) on Foreign
     Currency Transactions  ................          --           --        5,130       (2,805)           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
    Investment Securities and Foreign
     Currency  .............................      15,097      (15,321)       6,020       (2,230)        6,019      (6,528)
    Translation of Foreign Currency
     Denominated Amounts  ..................          --           --        1,699          138            --          --
                                                --------     --------     --------     --------      --------     -------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ..........      23,318       (6,850)      24,963       (3,205)       11,284      (2,721)
                                                --------     --------     --------     --------      --------     -------
Distributions From:
   Net Investment Income ...................     (16,191)     (10,710)     (13,843)      (5,328)       (4,374)     (3,752)
   Net Realized Gains ......................          --          (18)          --          (97)         (578)       (739)
                                                --------     --------     --------     --------      --------     -------
    Total Distribution .....................     (16,191)     (10,728)     (13,843)      (5,425)       (4,952)     (4,491)
                                                --------     --------     --------     --------      --------     -------
Capital Share Transactions (1):
   Shares Issued ...........................     128,212      132,388       95,850       76,462        30,310      22,801
   Shares Issued in Lieu of Cash
     Distributions  ........................      11,921        8,954        9,165        3,622         1,636       1,851
   Shares Redeemed .........................     (81,893)     (52,714)     (43,498)     (37,453)      (21,018)     (9,664)
                                                --------     --------     --------     --------      --------     -------
     Net Increase From Capital
        Shares Transactions ................      58,240       88,628       61,517       42,631        10,928      14,988
                                                --------     --------     --------     --------      --------     -------
     Total Increase  .......................      65,367       71,050       72,637       34,001        17,260       7,776
Net Assets
   Beginning of Period .....................     235,554      164,504      135,529      101,528        60,827      53,051
                                                --------     --------     --------     --------      --------     -------
   End of Period ...........................    $300,921     $235,554     $208,166     $135,529      $ 78,087     $60,827
                                                --------     --------     --------     --------      --------     -------
(1) Shares Issued and Redeemed:
     Shares Issued  ........................      12,740       12,920        9,380        7,600         2,770       2,100
     Shares Issued in Lieu of Cash
        Distribution .......................       1,190          910          890          360           150         170
     Shares Redeemed  ......................      (8,160)      (5,250)      (4,270)      (3,760)       (1,920)       (900)
                                                --------     --------     --------     --------      --------     -------
                                                   5,770        8,580        6,000        4,200         1,000       1,370
                                                ========     ========     ========     ========      ========     =======


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  The U.S. 9-10 Small Company Portfolio
                                     ---------------------------------------------------------------
                                        Year         Year         Year         Year          Year
                                       Ended        Ended         Ended        Ended        Ended
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1995         1994         1993         1992          1991
---------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $   8.49     $   8.69     $   7.75     $   6.33      $   5.34
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.05         0.01         0.03         0.04          0.04
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        2.61         0.40         1.67         1.53          1.64
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............        2.66         0.41         1.70         1.57          1.68
----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.04)       (0.03)       (0.05)       (0.05)        (0.07)
   Net Realized Gains ............       (0.08)       (0.58)       (0.71)       (0.10)        (0.62)
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (0.12)       (0.61)       (0.76)       (0.15)        (0.69)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  11.03     $   8.49     $   8.69     $   7.75      $   6.33
====================================================================================================
Total Return  ....................       31.37%        5.06%       23.91%       25.24%        39.08%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $925,474     $659,221     $630,918     $651,313      $722,289
Ratio of Expenses to Average Net
   Assets ........................        0.62%        0.65%        0.70%        0.68%         0.64%
Ratio of Net Investment Income to
   Average Net Assets ............        0.45%        0.16%        0.26%        0.53%         0.75%
Portfolio Turnover Rate  .........       24.65%       16.56%        9.87%        9.72%        10.13%
----------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                        Year         Year         Year         Year          Year
                                       Ended        Ended         Ended        Ended        Ended
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1990         1989         1988         1987          1986
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $   7.74     $   7.66     $   7.50     $   8.94      $   8.88
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.07         0.07         0.10         0.09          0.12
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..       (1.77)        0.98         1.48        (1.53)         1.15
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............       (1.70)        1.05         1.58        (1.44)         1.27
----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.08)       (0.09)       (0.11)          --         (0.23)
   Net Realized Gains ............       (0.62)       (0.88)       (1.31)          --         (0.98)
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (0.70)       (0.97)       (1.42)          --         (1.21)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $   5.34     $   7.74     $   7.66     $   7.50      $   8.94
====================================================================================================
Total Return  ....................      (24.09)%     16.09%       24.36%       (16.04)%      14.88%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $561,102     $949,291     $912,518     $788,821      $952,580
Ratio of Expenses to Average Net
   Assets ........................       0.62%        0.62%        0.62%        0.61%         0.62%
Ratio of Net Investment Income to
   Average Net Assets ............       0.99%        0.86%        1.19%        0.92%         1.14%
Portfolio Turnover Rate  .........       3.79%        7.86%       25.98%       23.05%        14.19%
----------------------------------------------------------------------------------------------------

(Adjusted to reflect a 1,900% stock dividend as of November 28, 1986)

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            The U.S. 6-10 Small Company Portfolio
                                     ---------------------------------------------------
                                        Year         Year          Year       March 20
                                       Ended        Ended         Ended          to
                                      Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                        1995         1994          1993         1992
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .........................    $  11.08     $  11.43     $   10.35     $  10.00
                                     ----------   ----------    -----------   ----------
Income From Investment
 Operations
   Net Investment Income .........        0.09         0.09          0.08         0.04
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        2.81        (0.07)         1.43         0.31
                                     ----------   ----------    -----------   ----------
   Total From Investment
     Operations  .................        2.90         0.02          1.51         0.35
------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.14)       (0.09)        (0.11)          --
   Net Realized Gains ............       (1.20)       (0.28)        (0.32)          --
                                     ----------   ----------    -----------   ----------
   Total Distributions ...........       (1.34)       (0.37)        (0.43)          --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  12.64     $  11.08     $   11.43     $  10.35
==========================================================================================
Total Return  ....................       28.75%        0.22%        14.72%        6.70%#
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $186,644     $112,137     $ 136,863     $134,418
Ratio of Expenses to Average Net
   Assets** ......................        0.49%        0.53%         0.58%        0.48%*
Ratio of Net Investment Income to
   Average Net Assets ............        0.83%        0.72%         0.70%        0.96%*
Portfolio Turnover Rate  .........      N/A***       N/A***      1.81%*(b)        3.41%*
-------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                        The U.S. Large Company Portfolio
                                     ----------------------------------------------------------------------
                                        Year         Year          Year          Year        Dec. 31, 1990
                                       Ended        Ended          Ended         Ended            to
                                      Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,        Nov. 30,
                                        1995         1994          1993          1992             1991
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .........................    $  13.58     $  13.91      $  13.12      $  11.44        $   10.00
                                     ----------   ----------    ------------   ----------   ---------------
Income From Investment
 Operations
   Net Investment Income .........        0.35         0.37          0.36          0.36             0.34
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        4.57        (0.22)         0.87          1.69             1.34
                                     ----------   ----------    ------------   ----------   ---------------
   Total From Investment
     Operations  .................        4.92         0.15          1.23          2.05             1.68
-----------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.36)       (0.37)        (0.44)        (0.37)           (0.24)
   Net Realized Gains ............       (0.02)       (0.11)           --            --               --
                                     ----------   ----------    ------------   ----------   ---------------
   Total Distributions ...........       (0.38)       (0.48)        (0.44)        (0.37)           (0.24)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  18.12     $  13.58      $  13.91      $  13.12        $   11.44
===========================================================================================================
Total Return  ....................      36.54%        1.04%         9.48%        18.23%            16.80%#
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $ 97,111     $ 48,638      $ 37,830      $ 34,908        $  22,279
Ratio of Expenses to Average Net
   Assets** ......................     0.24%(a)     0.24%(a)      0.24%(a)      0.11%(a)        0.00%*(a)
Ratio of Net Investment Income to
   Average Net Assets ............     2.29%(a)     2.75%(a)      2.48%(a)      2.86%(a)        3.42%*(a)
Portfolio Turnover Rate  .........      N/A***       N/A***         27.67%*(b)     3.56%            0.97%*
-----------------------------------------------------------------------------------------------------------

  * Annualized
 ** Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent periods. See accompanying Notes to Financial Statements
*** Refer to the respective Master Fund Series
# Non-Annualized
(a) Had certain waivers and reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994, 1993, 1992 and 1991 would have been 0.46%, 0.66%, 0.79%, 0.53% and 191
    0.52%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994, 1993, 1992, and 1991 would have been 2.23%, 2.64%, 2.28%, 2.44% and 2.90%, respectively.
(b) Portfolio turnover calculated for the periods December 1, 1992 to February 2, 1993 and December 1, 1992 to February 7, 1993, respectively (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction.)











                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              The U.S. Small Cap                      The U.S. Large Cap
                                               Value Portfolio                         Value Portfolio
                                    -------------------------------------   -------------------------------------
                                        Year         Year        March 2       Year          Year       Feb. 19
                                       Ended        Ended          to          Ended        Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                        1995         1994         1993         1995          1994        1993
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  11.13     $  11.04      $ 10.00     $   9.91      $  10.60     $ 10.00
                                     ----------   ----------    ----------   ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.10         0.14         0.11         0.29          0.32        0.18
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        3.06         0.10         1.03         3.55         (0.68)       0.59
                                     ----------   ----------    ----------   ----------   ----------   ----------
     Total From Investment
        Operations ...............        3.16         0.24         1.14         3.84         (0.36)       0.77
-----------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.10)       (0.15)       (0.10)       (0.29)        (0.33)      (0.17)
   Net Realized Gains ............       (0.16)          --           --        (0.17)           --          --
   Tax Return of Capital .........          --           --           --           --            --          --
                                     ----------   ----------    ----------   ----------   ----------   ----------
     Total Distributions  ........       (0.26)       (0.15)       (0.10)       (0.46)        (0.33)      (0.17)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  14.03     $  11.13      $ 11.04     $  13.29      $   9.91     $ 10.60
=================================================================================================================
Total Return  ....................       28.41%        2.19%       11.39%#      39.13%       (3.27)%       7.59%#
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $609,950     $344,148      $95,682     $280,915      $197,566     $90,288
Ratio of Expenses to Average Net
   Assets** ......................        0.64%        0.66%        0.70%*       0.42%         0.44%       0.47%*
Ratio of Net Investment Income to
   Average Net Assets ............        0.85%        1.69%        1.97%*       2.49%         3.50%       3.38%*
Portfolio Turnover Rate  .........      N/A***       N/A***       N/A***       N/A***        N/A***      N/A***
-----------------------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                               The DFA/AEW Real
                                              Estate Securities
                                                  Portfolio
                                    -------------------------------------
                                        Year         Year        Jan. 5
                                       Ended        Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,
                                         1995         1994          1993
---------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  9.28      $ 10.92      $  10.00
                                     ----------   ----------    ----------
Income From Investment
  Operations
   Net Investment Income .........       0.61         0.37          0.20
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..       0.68        (1.65)         0.91
                                     ----------   ----------    ----------
     Total From Investment
        Operations ...............       1.29        (1.28)         1.11
---------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........      (0.46)       (0.28)        (0.19)
   Net Realized Gains ............         --           --            --
   Tax Return of Capital .........      (0.11)       (0.08)           --
                                     ----------   ----------    ----------
     Total Distributions  ........      (0.57)       (0.36)        (0.19)
---------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $ 10.00      $  9.28      $  10.92
===========================================================================
Total Return  ....................     14.00%       (11.76)%     11.08%#
---------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $43,435      $30,456      $ 22,106
Ratio of Expenses to Average Net
   Assets** ......................      0.82%        0.90%        0.88%*
Ratio of Net Investment Income to
   Average Net Assets ............      6.76%        3.90%        2.63%*
Portfolio Turnover Rate  .........      0.66%       28.87%        0.55%*
---------------------------------------------------------------------------

  *Annualized
 **Represents the respective combined ratio for The U.S. Small Cap Value
   Portfolio and The U.S. Large Cap Value Portfolio and their pro-rata shares of the respective Master Fund Series. 192
***Refer to the respective Master Fund Series
#Non-annualized.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  The Japanese Small Company Portfolio
                                     ---------------------------------------------------------------
                                        Year         Year         Year         Year          Year
                                       Ended        Ended         Ended        Ended        Ended
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1995         1994         1993         1992          1991
----------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  25.06     $  19.96     $  18.92     $  25.05      $  26.27
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income (Loss) ..        0.06         0.05         0.04         0.04         (0.01)
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..       (1.65)        5.76         1.75        (5.69)         0.51
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............       (1.59)        5.81         1.79        (5.65)         0.50
----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.06)       (0.04)       (0.05)          --            --
   Net Realized Gains ............       (0.63)       (0.67)       (0.70)       (0.48)        (1.72)
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (0.69)       (0.71)       (0.75)       (0.48)        (1.72)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  22.78     $  25.06     $  19.96     $  18.92      $  25.05
====================================================================================================
Total Return  ....................       (6.54)%      29.59%        9.52%      (23.01)%        1.68%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $371,113     $330,674     $209,244     $139,892      $159,475
Ratio of Expenses to Average Net
   Assets ........................        0.74%        0.76%        0.82%        0.78%         0.78%
Ratio of Net Investment Income to
   Average Net Assets ............        0.25%        0.10%        0.06%        0.10%        (0.11)%
Portfolio Turnover Rate  .........        7.79%       10.51%        9.36%        5.00%         2.71%
----------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                        Year         Year         Year         Year        Jan. 31
                                       Ended        Ended         Ended        Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1990         1989         1988         1987          1986
----------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  38.33     $  31.03     $  24.87      $ 14.39      $  10.35
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income (Loss) ..       (0.03)       (0.09)       (0.05)       (0.01)         0.01
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..      (10.74)        9.09        10.42        10.53          4.03
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............      (10.77)        9.00        10.37        10.52          4.04
----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........          --           --           --           --            --
   Net Realized Gains ............       (1.29)       (1.70)       (4.21)       (0.04)           --
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (1.29)       (1.70)       (4.21)       (0.04)           --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  26.27     $  38.33     $  31.03      $ 24.87      $  14.39
====================================================================================================
Total Return  ....................      (29.12)%     30.63%       47.62%       73.09%       38.37%#
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $149,100     $168,820     $107,863      $60,450      $ 45,683
Ratio of Expenses to Average Net
   Assets ........................       0.83%        0.76%        0.76%        0.78%        0.79%*
Ratio of Net Investment Income to
   Average Net Assets ............       (0.22)%      (0.34)%      (0.23)%      (0.08)%      0.07%*
Portfolio Turnover Rate  .........       10.26%        5.76%        9.14%        0.07%       0.00%*
----------------------------------------------------------------------------------------------------

*Annualized
#Non-annualized

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    The Pacific Rim
                                   Company Portfolio
                            -------------------------------
                               Year       Year      Jan. 5
                              Ended      Ended        to
                             Nov. 30,   Nov. 30,   Nov. 30,
                               1995       1994       1993
-------------------------------------------------------------
Net Asset Value,
  Beginning of Period ....   $  15.98   $  16.45   $  10.00
                             --------   --------    --------
Income From Investment
  Operations .............
   Net Investment Income .       0.34       0.23       0.11
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....      (1.33)      0.47       6.46
                             --------   --------    --------
     Total From
        Investment
        Operations .......      (0.99)      0.70       6.57
-------------------------------------------------------------
Less Distributions
   Net Investment Income .      (0.34)     (0.23)     (0.09)
   Net Realized Gains ....      (0.27)     (0.94)     (0.03)
                             --------   --------    --------
     Total Distributions        (0.61)     (1.17)     (0.12)
-------------------------------------------------------------
Net Asset Value, End of
   Period ................   $  14.38   $  15.98   $  16.45
=============================================================
Total Return  ............      (6.27)%    4.26%    65.71%#
-------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........   $193,137   $212,953   $164,623
Ratio of Expenses to
   Average Net Assets ....       0.83%      0.95%      1.16%*
Ratio of Net Investment
   Income to Average Net
   Assets ................       2.22%      1.47%      1.27%*
Portfolio Turnover Rate  .       5.95%     26.05%      2.77%*
-------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                              The United Kingdom Small Company Portfolio
                             ----------------------------------------------------------------------------------------------------
                             Year       Year      Year       Year        Year       Year       Year       Year       Year   Jan. 31
                            Ended      Ended      Ended      Ended      Ended      Ended       Ended      Ended     Ended    to Nov.
                           Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,  Nov. 30,    30,
                            1995       1994       1993       1992        1991       1990       1989       1988       1987     1986
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period .... $23.20     $21.22    $16.38     $21.37    $20.41     $22.55     $28.29      $23.41    $16.29    $14.03
                           ------     ------    ------     ------    ------     ------     ------      ------    ------    ------
Income From Investment
  Operations .............
   Net Investment Income .   0.84       0.48      0.45       0.64      0.69       0.92       0.52        0.61      0.17      0.46
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....   1.12       2.03      5.34      (4.98)     1.71      (1.34)     (4.75)       5.18      7.35      1.80
                           ------     ------    ------     ------    ------     ------     ------      ------    ------    ------
     Total From
        Investment
        Operations .......   1.96       2.51      5.79      (4.34)     2.40      (0.42)     (4.23)       5.79      7.52      2.26
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .  (0.76)     (0.53)    (0.95)     (0.65)    (0.90)     (0.75)     (0.54)      (0.28)    (0.36)       --
   Net Realized Gains ....  (0.31)        --        --         --     (0.54)     (0.97)     (0.97)      (0.63)    (0.04)       --
                           ------     ------    ------     ------    ------     ------     ------      ------    ------    ------
     Total Distributions    (1.07)     (0.53)    (0.95)     (0.65)    (1.44)     (1.72)     (1.51)      (0.91)    (0.40)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................$ 24.09   $  23.20  $  21.22   $  16.38  $  21.37   $  20.41   $  22.55    $  28.29   $ 23.41  $  16.29
===================================================================================================================================
Total Return  ............   8.39%     11.85%    36.42%    (20.93)%   12.55%     (2.22)%    (15.40)%    23.66%    47.44%    13.19%#
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ........  $167,730   $214,113  $181,789   $121,086  $146,873   $127,137    $119,385   $121,337    $82,197  $ 29,275
Ratio of Expenses to
   Average Net Assets ..     0.72%      0.74%     0.78%      0.76%     0.84%      0.83%       0.70%      0.71%      0.85%    0.76%*
Ratio of Net Investment
   Income to Average Net
   Assets ................   2.51%      1.95%     2.22%      3.19%     3.44%      4.34%       2.24%      2.58%      1.92%    3.99%*
Portfolio Turnover Rate  .   7.82%     10.75%     8.21%      4.41%     4.50%     10.86%      11.38%     12.55%      9.50%   11.81%*
-----------------------------------------------------------------------------------------------------------------------------------

*Annualized
#Non-annualized

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               The
                                         Emerging Markets
                                            Portfolio
                                     -----------------------
                                        Year        April 25
                                        Ended          to
                                      Nov. 30,      Nov. 30,
                                        1995          1994
-------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............     $ 11.30      $  10.00
                                     -----------   ----------
Income From Investment
  Operations
   Net Investment Income (Loss) ..        0.06         (0.02)
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..       (0.96)         1.32
                                     -----------   ----------
     Total From Investment
        Operations ...............       (0.90)         1.30
-------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.05)           --
   Net Realized Gains ............          --            --
   Tax Return of Capital .........          --            --
                                     -----------   ----------
    Total Distributions ..........       (0.05)           --
-------------------------------------------------------------
Net Asset Value, End of Period  ..     $ 10.35      $  11.30
=============================================================
Total Return  ....................       (7.96)%     13.00%#
-------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................     $49,337      $ 15,731
Ratio of Expenses to Average Net
   Assets ........................        1.58%+        2.43%*+
Ratio of Net Investment Income to
   Average Net Assets ............        0.98%       (0.44)%*
Portfolio Turnover Rate  .........        N/A***       N/A***
-------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                        The Continental Small Company Portfolio
                                 --------------------------------------------------------------------------------------------------
                                   Year         Year         Year         Year          Year         Year       Year     April 15
                                  Ended        Ended         Ended        Ended        Ended        Ended       Ended       to
                                 Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,   Nov. 30,   Nov. 30,
                                   1995         1994         1993         1992          1991         1990       1989       1988
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ..........  $14.63       $12.62       $11.39       $14.18       $16.24       $16.15       $12.02    $10.00
                                 -------      -------      -------      -------      -------      -------      -------   -------
Income From Investment
  Operations
   Net Investment Income (Loss) .   0.29         0.18         0.23         0.28         0.27         0.25         0.12      0.17
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  .. (0.48)        2.10         1.46        (2.11)       (1.66)        0.31         4.10      1.85
                                 -------      -------      -------      -------      -------      -------      -------   -------
     Total From Investment
        Operations ............... (0.19)        2.28         1.69        (1.83)       (1.39)        0.56         4.22      2.02
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income ......... (0.29)       (0.19)       (0.44)       (0.26)       (0.29)       (0.20)       (0.09)       --
   Net Realized Gains ............ (0.02)       (0.07)       (0.02)       (0.70)       (0.38)       (0.27)          --        --
   Tax Return of Capital .........    --        (0.01)          --           --           --           --           --        --
                                 -------      -------      -------      -------      -------      -------      -------   -------
    Total Distributions .......... (0.31)       (0.27)       (0.46)       (0.96)       (0.67)       (0.47)       (0.09)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period .$  14.13     $  14.63     $  12.62     $  11.39     $  14.18     $  16.24     $  16.15   $ 12.02
===================================================================================================================================
Total Return  .................    (1.33)%      18.19%       15.27%      (13.85)%      (9.11)%       3.50%       35.62%    20.01%#
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ................ $314,116     $340,992     $266,175     $196,845     $214,054     $245,465     $199,065   $78,689
Ratio of Expenses to Average Net
   Assets ......................    0.74%       0.77%         0.83%        0.90%        0.86%        0.89%        0.82%     1.05%*
Ratio of Net Investment Income to
   Average Net Assets ...........   1.69%       1.21%         1.61%        2.11%        1.68%        1.63%        1.41%     3.27%*
Portfolio Turnover Rate  ........   9.79%      10.22%         8.99%        6.35%        7.69%        6.24%        5.70%     0.26%*
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized
# Non-annualized


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  The Large Cap International Portfolio
                                     ----------------------------------------------------------------
                                        Year         Year         Year         Year         July 15
                                       Ended        Ended         Ended        Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1995         1994          1993         1992         1991
------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $ 11.91      $ 11.26       $  9.63      $ 10.64       $10.00
                                     ----------   ----------    ----------   ----------   -----------
Income From Investment
  Operations
   Net Investment Income .........       0.15         0.09          0.15         0.11         0.06
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)  ................       0.95         1.11          1.72        (1.04)        0.58
                                     ----------   ----------    ----------   ----------   -----------
   Total From Investment
     Operations  .................       1.10         1.20          1.87        (0.93)        0.64
------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........      (0.18)       (0.09)        (0.24)       (0.07)          --
   Net Realized Gains ............      (0.23)       (0.46)           --        (0.01)          --
                                     ----------   ----------    ----------   ----------   -----------
   Total Distributions ...........      (0.41)       (0.55)        (0.24)       (0.08)          --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $ 12.60      $ 11.91       $ 11.26      $  9.63       $10.64
======================================================================================================
Total Return  ....................       9.37%       10.74%        19.55%       (9.00)%       2.88%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $67,940      $55,635       $78,472      $26,041       $4,360
Ratio of Expenses to Average Net
   Assets** ......................       0.57%        0.66%         0.55%(a)     0.50%(a)     0.50%*(a)
Ratio of Net Investment Income to
   Average Net Assets ............       1.84%        1.18%         1.94%(a)     1.75%(a)     1.96%*(a)
Portfolio Turnover Rate  .........      24.44%       33.15%         0.28%        0.20%        2.38%*
------------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                  The DFA
                                             The DFA International             International
                                              High Book to Market             Small Cap Value
                                                   Portfolio                     Portfolio
                                    ---------------------------------------    ---------------
                                        Year         Year         June 10      Dec. 30, 1994
                                       Ended         Ended           to              to
                                      Nov. 30,     Nov. 30,       Nov. 30,        Nov. 30,
                                        1995         1994          1993             1995
----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  11.44     $   9.92       $ 10.00         $  10.00
                                     ----------   -----------    -----------   ---------------
Income From Investment
  Operations
   Net Investment Income .........        0.19         0.14          0.06             0.05
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)  ................        0.60         1.52         (0.11)           (0.32)
                                     ----------   -----------    -----------   ---------------
   Total From Investment
     Operations  .................        0.79         1.66         (0.05)           (0.27)
-----------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.19)       (0.14)        (0.03)           (0.04)
   Net Realized Gains ............       (0.02)          --            --            (0.01)
                                     ----------   -----------    -----------   ---------------
   Total Distributions ...........       (0.21)       (0.14)        (0.03)           (0.05)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  12.02     $  11.44       $  9.92         $   9.68
===============================================================================================
Total Return  ....................        6.95%       16.71%        (0.50)%#         (2.73)%#
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $172,017     $112,952       $63,235         $147,125
Ratio of Expenses to Average Net
   Assets** ......................        0.68%        0.69%(b)      0.65%*(b)        1.23%*(d)
Ratio of Net Investment Income to
   Average Net Assets ............        1.85%        1.39%(b)      1.40%*(b)        1.43%*(d)
Portfolio Turnover Rate  .........      N/A***         0.15%*(c)     0.41%*           1.62%*
-----------------------------------------------------------------------------------------------

  * Annualized
 ** Represents the combined ratio for The DFA International High Book to
    Market Portfolio and its pro-rata share of its Master Fund Series for the year ended November 30, 1994 and subsequent periods.
*** Refer to the respective Master Fund Series.
# Non-annualized
(a) Had certain fees and expenses not been waived or reimbursed, the ratios of expenses to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 0.66%, 1.35% and 2.31%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 1.83%, 0.90% and 0.15%, respectively.
(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1994 and 1993 would have been 0.73% and 0.82%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1994 and 1993 would have been 1.38% and 1.23%, respectively.
(c) Portfolio turnover calculated for the period December 1, 1993 to February 15, 1994 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).
(d) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                  See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                 The DFA One-Year Fixed Income Portfolio
                                     ----------------------------------------------------------------
                                        Year         Year          Year         Year          Year
                                       Ended        Ended         Ended         Ended        Ended
                                      Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,      Nov. 30,
                                        1995         1994          1993         1992          1991
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  10.05     $  10.28      $  10.35     $  10.33      $  10.19
                                     ----------   ----------    -----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.60         0.46          0.35         0.43          0.68
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        0.17        (0.21)         0.11         0.06          0.16
                                     ----------   ----------    -----------   ----------   ----------
     Total From Investment
        Operations ...............        0.77         0.25          0.46         0.49          0.84
-------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.60)       (0.46)        (0.38)       (0.44)        (0.70)
   Net Realized Gains ............       (0.01)       (0.02)        (0.15)       (0.03)           --
                                     ----------   ----------    -----------   ----------   ----------
     Total Distributions  ........       (0.61)       (0.48)        (0.53)       (0.47)        (0.70)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  10.21     $  10.05      $  10.28     $  10.35      $  10.33
=======================================================================================================
Total Return  ....................        7.80%        2.48%         4.62%        5.64%         8.61%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $704,950     $592,226      $608,400     $561,879      $469,276
Ratio of Expenses to Average Net
   Assets** ......................        0.20%        0.21%         0.21%        0.21%         0.21%
Ratio of Net Investment Income to
   Average Net Assets ............        5.86%        4.47%         3.38%        4.81%         6.75%
Portfolio Turnover Rate  .........      N/A***       N/A***         61.95%(a)   125.56%        82.26%
-------------------------------------------------------------------------------------------------------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                        Year         Year         Year         Year          Year
                                       Ended        Ended         Ended        Ended        Ended
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1990         1989         1988         1987          1986
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  10.16     $  10.12     $  10.12     $  10.27      $  10.18
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.83         0.82         0.78         0.69          0.76
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        0.04         0.03        (0.04)       (0.08)         0.15
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............        0.87         0.85         0.74         0.61          0.91
-----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.84)       (0.81)       (0.74)       (0.68)        (0.78)
   Net Realized Gains ............          --           --           --        (0.08)        (0.04)
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (0.84)       (0.81)       (0.74)       (0.76)        (0.82)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  10.19     $  10.16     $  10.12     $  10.12      $  10.27
=====================================================================================================
Total Return  ....................       8.88%        9.53%        7.61%        6.14%         9.45%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $412,907     $360,146     $341,551     $342,436      $332,018
Ratio of Expenses to Average Net
   Assets** ......................       0.21%        0.22%        0.22%        0.22%         0.23%
Ratio of Net Investment Income to
   Average Net Assets ............       8.27%        8.77%        7.70%        6.82%         7.42%
Portfolio Turnover Rate  .........      96.30%        0.00%       80.74%      162.18%       138.50%
-----------------------------------------------------------------------------------------------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996) **Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the periods ended November 30, 1993 and subsequent periods.
***Refer to the respective Master Fund Series See accompanying Notes to
   Financial Statements
(a)Portfolio turnover calculated for period December 1, 1992 to February 7, 1993 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).




                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           The DFA Five-Year Government Portfolio
                                     --------------------------------------------------
                                        Year         Year         Year         Year
                                       Ended        Ended         Ended        Ended
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                        1995         1994         1993         1992
-----------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $   9.75     $  10.55     $  10.88      $ 11.25
                                     ----------   ----------    ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.59         0.48         0.47         0.57
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        0.30        (0.80)        0.49         0.31
                                     ----------   ----------    ----------   ----------
     Total From Investment
        Operations ...............        0.89        (0.32)        0.96         0.88
----------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.59)       (0.48)       (0.73)       (0.76)
   Net Realized Gains ............          --           --        (0.56)       (0.49)
                                     ----------   ----------    ----------   ----------
     Total Distributions  ........       (0.59)       (0.48)       (1.29)       (1.25)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  10.05     $   9.75     $  10.55      $ 10.88
========================================================================================
Total Return  ....................        9.35%       (3.13)%       9.46%        8.59%
----------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $300,921     $235,554     $164,504      $83,543
Ratio of Expenses to Average Net
   Assets ........................        0.28%        0.31%        0.31%        0.31%
Ratio of Net Investment Income to
   Average Net Assets ............        6.14%        5.08%        4.75%        5.82%
Portfolio Turnover Rate  .........      398.09%       52.39%      152.10%      218.60%
---------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                        Year         Year         Year         Year         May 31
                                       Ended        Ended         Ended        Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                        1991         1990         1989         1988          1987
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ............    $  10.64     $  10.46     $  10.42     $  10.33     $   10.00
                                     ----------   ----------    ----------   ----------   ----------
Income From Investment
  Operations
   Net Investment Income .........        0.81         0.76         0.85         0.62          0.38
   Net Gain (Losses) on Securities
     (Realized and Unrealized)  ..        0.54         0.20         0.05         0.09         (0.05)
                                     ----------   ----------    ----------   ----------   ----------
     Total From Investment
        Operations ...............        1.35         0.96         0.90         0.71          0.33
-----------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .........       (0.74)       (0.78)       (0.86)       (0.58)           --
   Net Realized Gains ............          --           --           --        (0.04)           --
                                     ----------   ----------    ----------   ----------   ----------
     Total Distributions  ........       (0.74)       (0.78)       (0.86)       (0.62)           --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  11.25     $  10.64     $  10.46     $  10.42     $   10.33
=====================================================================================================
Total Return  ....................      13.44%        9.72%        9.33%        7.13%       3.26%#*
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $ 56,971     $ 52,260     $ 53,039     $  4,863     $   4,258
Ratio of Expenses to Average Net
   Assets ........................       0.30%        0.30%        0.30%        0.28%        0.27%*
Ratio of Net Investment Income to
   Average Net Assets ............       7.16%        7.91%        8.49%        7.97%        7.50%*
Portfolio Turnover Rate  .........     223.18%      165.50%      312.59%      253.31%      100.85%*
----------------------------------------------------------------------------------------------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996)
* Annualized
#Non-annualized
                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          The DFA Global Fixed Income Portfolio
                            -----------------------------------------------------------------
                               Year       Year       Year       Year        Year      Nov. 6
                              Ended      Ended       Ended      Ended      Ended        to
                             Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,
                              1995       1994       1993       1992       1991         1990
-----------------------------------------------------------------------------------------------

Net Asset Value,
  Beginning of Period ....   $   9.81   $  10.56   $  10.36    $ 10.47    $ 10.02    $ 10.00
                             --------   --------    --------   --------   --------   --------
Income From Investment
  Operations
   Net Investment Income .       0.39       0.35       0.40       0.54       0.66       0.04
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....       1.08      (0.65)      0.73       0.26       0.26      (0.02)
                             --------   --------    --------   --------   --------   --------
     Total From
        Investment
        Operations .......       1.47      (0.30)      1.13       0.80       0.92       0.02
-----------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .      (0.77)     (0.44)     (0.45)     (0.64)     (0.47)        --
   Net Realized Gains ....         --      (0.01)     (0.48)     (0.27)        --         --
                             --------   --------    --------   --------   --------   --------
     Total Distributions        (0.77)     (0.45)     (0.93)     (0.91)     (0.47)        --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................   $  10.51   $   9.81   $  10.56    $ 10.36    $ 10.47    $ 10.02
===============================================================================================
Total Return  ............      15.23%     (2.91)%   11.42%      8.00%     11.00%       0.22%#
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........   $208,166   $135,529   $101,528    $54,607    $31,647    $ 8,474
Ratio of Expenses to
   Average Net Assets ....       0.46%      0.49%      0.52%      0.58%      0.67%      0.51%*
Ratio of Net Investment
   Income to Average Net
   Assets ................       5.80%      5.75%      5.09%      5.52%      6.74%      6.92%*
Portfolio Turnover Rate  .     130.41%    113.55%    139.57%    210.39%    194.25%      0.00%*
-----------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                  The DFA Intermediate Government Fixed Income Portfolio
                            -----------------------------------------------------------------
                               Year       Year       Year       Year        Year     Oct. 22
                              Ended      Ended       Ended      Ended      Ended        to
                             Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,   Nov. 30,
                               1995       1994        1993       1992       1991       1990
---------------------------------------------------------------------------------------------

Net Asset Value,
  Beginning of Period ....   $ 10.22    $ 11.59     $ 11.20    $ 11.02    $ 10.27    $ 10.00
                             --------   --------    --------   --------   --------   --------
Income From Investment
  Operations
   Net Investment Income .      0.70       0.69        0.55       0.76       0.84       0.09
   Net Gain (Losses) on
     Securities (Realized
     and Unrealized)  ....      1.11      (1.22)       0.66       0.26       0.63       0.18
                             --------   --------    --------   --------   --------   --------
     Total From
        Investment
        Operations .......      1.81      (0.53)       1.21       1.02       1.47       0.27
-----------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income .     (0.70)     (0.68)      (0.73)     (0.78)     (0.72)        --
   Net Realized Gains ....     (0.09)     (0.16)      (0.09)     (0.06)        --         --
                             --------   --------    --------   --------   --------   --------
     Total Distributions       (0.79)     (0.84)      (0.82)     (0.84)     (0.72)        --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period ................   $ 11.24    $ 10.22     $ 11.59    $ 11.20    $ 11.02    $ 10.27
===============================================================================================
Total Return  ............    18.04%      (4.72)%     12.84%      9.70%     14.94%      2.63%#
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...........   $78,087    $60,827     $53,051    $40,160    $29,393    $25,567
Ratio of Expenses to
   Average Net Assets ....     0.27%      0.29%       0.32%      0.29%      0.28%     0.23%*
Ratio of Net Investment
   Income to Average Net
   Assets ................     6.44%      6.45%       6.41%      7.05%      7.86%     8.73%*
Portfolio Turnover Rate  .    40.79%     27.15%      16.91%     17.91%     19.72%     0.00%*
-----------------------------------------------------------------------------------------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996)
* Annualized
# Non-annualized

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION AND EXCHANGE:

   At November 30, 1995, DFA Investment Dimensions Group Inc. (the "Fund") consisted of twenty-four portfolios: The U.S. 9-10 Small Company Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio, The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, The DFA/AEW Real Estate Securities Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Emerging Markets Portfolio, The Continental Small Company Portfolio, The Large Cap International Portfolio, The DFA International High Book to Market Portfolio, The DFA International Small Cap Value Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio, The DFA Intermediate Government Fixed Income Portfolio ("the Portfolios"), and VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "VA Portfolios") The VA Portfolios are only available through a selected group of insurance products. These financial statements relate solely to the Portfolios.

   In February 1993, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio and The DFA One-Year Fixed Income Portfolio, transferred their investable assets for shares with equal values of corresponding series of The DFA Investment Trust Company. In February 1994, The DFA International High Book to Market Portfolio transferred its investable assets for shares with an equal value of a corresponding series of The DFA Investment Trust Company ("the Exchanges"). These portfolios, along with The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, and The Emerging Markets Portfolio (collectively "the Feeder Funds") invest solely in a corresponding series in The DFA Investment Trust Company: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series, and The Emerging Markets Series ("the Master Funds"). At November 30, 1995, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio, The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA International High Book to Market Portfolio and The Emerging Markets Portfolio owned approximately 84%, 100%, 98%, 66%, 99%, 28% and 99% respectively, of the outstanding shares or net assets of its corresponding Master Fund. The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   The Exchanges are not expected to have any adverse tax effects on the Portfolios. The transfer of a Portfolio's assets to a Series in exchange for shares of beneficial interest in the Series is, in the opinion of counsel to the Fund, expected to be a tax-free event, and, therefore, will not result in the recognition of any taxable gain (or loss) for each Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: Securities held by The U.S. 9-10 Small Company Portfolio and The DFA/AEW Real Estate Securities Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The Emerging Markets Portfolio, its investment reflects its proportionate interest in the net assets of the corresponding Master Fund.

   2. Foreign Currency: Securities and other assets and liabilities of the International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

The Emerging Markets Portfolio accrues its share of income, net of expenses daily on its investment in its corresponding Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Fund are allocated pro rata among its investors at the time of such determination.

Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

   For the year ended November 30, 1995, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 9-10 Small Company Portfolio  ....................   .50 of 1%
The DFA/AEW Real Estate Securities Portfolio  .............  .325 of 1%
The Japanese Small Company Portfolio  .....................   .50 of 1%
The Pacific Rim Small Company Portfolio  ..................   .50 of 1%
The United Kingdom Small Company Portfolio  ...............   .50 of 1%
The Continental Small Company Portfolio  ..................   .50 of 1%
The Large Cap International Portfolio  ....................   .25 of 1%
The DFA International Small Cap Value Portfolio  ..........   .65 of 1%
The DFA Five-Year Government Portfolio  ...................   .20 of 1%
The DFA Global Fixed Income Portfolio  ....................   .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio  ...   .15 of 1%

   In addition, pursuant to a Sub-Advisory agreement with Aldrich, Eastman & Waltch L.P., (the "Sub-Advisor"), The DFA/AEW Real Estate Securities Portfolio pays to the Sub-Advisor a fee at the effective annual rate of .175% of the average net assets of the Portfolio.

   The Advisor has agreed to bear all of the ordinary operating expenses of The U.S. Large Company Portfolio except for the administrative service fee. With respect to The DFA International High Book to Market Portfolio, the Advisor agreed to waive its advisory fees through February 15, 1994 to the extent necessary to keep the cumulative annual expenses to not more than 0.65% of average net assets of the Portfolio.

   For the year or period ended November 30, 1995, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. 6-10 Small Company Portfolio  ......................   .32 of 1%
The U.S. Large Company Portfolio  ...........................  .215 of 1%
The U.S. Small Cap Value Portfolio  .........................   .30 of 1%
The U.S. Large Cap Value Portfolio  .........................   .15 of 1%
The DFA One-Year Fixed Income Portfolio  ....................   .10 of 1%
The DFA International High Book to Market Portfolio  ........   .20 of 1%
 (applied to the first $40 million of average net assets)
The Emerging Markets Portfolio  .............................   .40 of 1%

In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services, ("RWBAS"), The DFA International High Book to Market Portfolio pays to RWBAS a fee at the effective annual rate of .20% of the average net assets of the portfolio in excess of $40 million.

   Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year or period ended November 30, 1995, the Portfolios made the following purchases and sales of investment securities:

                                                                                        Other
                                                       U.S. Government               Investment
                                                          Securities                 Securities
                                                  -------------------------   -------------------------
                                                    Purchases      Sales       Purchases       Sales
                                                   -----------   ----------    -----------   ----------
                                                      (000)         (000)         (000)        (000)
The U.S. 9-10 Small Company Portfolio  .........                                $228,070     $194,585
The DFA/AEW Real Estate Securities Portfolio  ..          --            --        12,207          234
The Japanese Small Company Portfolio  ..........          --            --        88,033       24,154
The Pacific Rim Small Company Portfolio  .......          --            --        11,791       20,960
The United Kingdom Small Company Portfolio  ....          --            --        16,343       77,433
The Continental Small Company Portfolio  .......          --            --        33,615       44,544
The Large Cap International Portfolio  .........          --            --        21,917       13,844
The DFA International Small Cap Value Portfolio           --            --       146,047          772
The DFA Five-Year Government Portfolio  ........    $637,046      $876,857            --           --
The DFA Global Fixed Income Portfolio  .........     323,265        63,462       208,264      149,723
The DFA Intermediate Government Fixed Income
  Portfolio ....................................      37,598        26,617            --           --


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                          Gross Unrealized   Gross Unrealized
                                                            Appreciation       Depreciation         Net
                                                          ----------------   ----------------    ----------
                                                                (000)              (000)           (000)
The U.S. 9-10 Small Company Portfolio  ................       $331,831          $(133,710)       $198,121
The U.S. 6-10 Small Company Portfolio  ................         43,657                 --          43,657
The U.S. Large Company Portfolio  .....................         27,480                 --          27,480
The U.S. Small Cap Value Portfolio  ...................        103,451                 --         103,451
The U.S. Large Cap Value Portfolio  ...................         53,143                 --          53,143
The DFA/AEW Real Estate Securities Portfolio  .........          2,023             (3,085)         (1,062)
The Japanese Small Company Portfolio  .................         34,407            (35,986)         (1,579)
The Pacific Rim Small Company Portfolio  ..............         37,707            (27,320)         10,387
The United Kingdom Small Company Portfolio  ...........         44,018            (38,701)          5,317
The Emerging Markets Portfolio  .......................          2,973             (5,067)         (2,094)
The Continental Small Company Portfolio  ..............         66,113            (56,062)         10,051
The Large Cap International Portfolio  ................         14,754               (896)         13,858
The DFA International High Book to Market Portfolio  ..         15,574                 --          15,574
The DFA International Small Cap Value Portfolio  ......          4,783            (10,964)         (6,181)
The DFA One-Year Fixed Income Portfolio  ..............          4,804                 --           4,804
The DFA Five-Year Government Portfolio  ...............              2                 (3)             (1)
The DFA Global Fixed Income Portfolio  ................          5,351                 --           5,351
The DFA Intermediate Government Fixed Income Portfolio           3,467                (48)          3,419


At November 30, 1995, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                               Expires on November 30
                                                               (Amounts in thousands)
                                                       --------------------------------------
                                                        2001      2002       2003      Total
                                                       ------   -------    -------   --------
The U.S. Large Cap Value Portfolio  ................      --    $    5     $  447    $   452
The DFA/AEW Real Estate Securities Portfolio  ......      --     1,013         --      1,013
The Emerging Markets Portfolio  ....................      --        --        168        168
The Large Cap International Portfolio  .............      --        --        202        202
The DFA International High Book to Market Portfolio    $  17        --          5         22
The DFA One-Year Fixed Income Portfolio  ...........      --        --          5          5
The DFA Five Year Government Portfolio  ............      --     2,306      8,152     10,458
The DFA Global Fixed Income Portfolio  .............      --     3,448         --      3,448


F.  COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:


                                             At November 30, 1995 Net Assets Consist of:
                               ------------------------------------------------------------------------
                                             (Amounts in thousands, except share amounts)
                                                                                   Unrealized
                                                                     Undistri-     Appreciation
                                                                     buted Net    (Depreciation)  Unreali-
                                          Undistri-    Undistri-     Realized     of Investment   zed Net
                                          buted Net    buted Net     Foreign       Securities     Foreign
                                          Investment   Realized      Exchange         and         Exchange              Number of
                             Paid-In      Income        Gain          Gain          Foreign        Gain      Total Net    Shares
                             Capital       (Loss)      (Loss)        (Loss)        Currency       (Loss)      Assets   Authorized
                             -------      ---------   ---------      --------     ------------    -------    --------- -----------
The U.S. 9-10 Small Company
  Portfolio ................  $664,476    $ 5,143      $ 57,734        --       $ 198,121          --        $925,474   300,000,000
The U.S. 6-10 Small Company
  Portfolio ................   137,710        (11)        5,288        --          43,657          --         186,644   100,000,000
The U.S. Large Company
  Portfolio ................    69,879          2          (250)       --          27,480          --          97,111   200,000,000
The U.S. Small Cap Value
  Portfolio ................   505,697        (21)          823        --         103,451          --         609,950   100,000,000
The U.S. Large Cap Value
  Portfolio ................   229,343         15        (1,586)       --          53,143          --         280,915   100,000,000
The DFA/AEW Real Estate
  Securities Portfolio .....    45,509         --        (1,012)       --          (1,062)         --          43,435   100,000,000
The Japanese Small Company
  Portfolio ................   369,935        268         2,451    $   46          (1,579)     $   (8)        371,113    20,000,000
The Pacific Rim Small
  Company Portfolio ........   177,479         73         5,189         9          10,387          --         193,137    20,000,000
The United Kingdom Small
  Company Portfolio ........   147,236        576        14,651       (32)          5,317         (18)        167,730    20,000,000
The Emerging Markets
  Portfolio ................    51,591         68          (169)      (57)         (2,094)         (2)         49,337   100,000,000
The Continental Small
  Company Portfolio ........   287,836        569        15,157       466          10,051          37         314,116    50,000,000
The Large Cap International
  Portfolio ................    54,712        169          (678)     (120)         13,858          (1)         67,940   150,000,000
The DFA International High
  Book to Market Portfolio .   156,688         19          (264)       --          15,574          --         172,017   100,000,000
The DFA International Small
  Cap Value Portfolio ......   153,041         78            10       (13)         (6,181)        190         147,125   100,000,000
The DFA One-Year Fixed
  Income Portfolio .........   703,457         13        (3,324)       --           4,804          --         704,950   100,000,000
The DFA Five-Year
  Government Portfolio .....   311,085        294       (10,457)       --              (1)         --         300,921   100,000,000
The DFA Global Fixed Income
  Portfolio ................   203,161     (4,248)       (3,453)    5,130           5,351       2,225         208,166   100,000,000
The DFA Intermediate
  Government Fixed Income
  Portfolio ................    74,279         78           311        --           3,419          --          78,087   100,000,000

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements. The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub- custodian. All repurchase agreements were entered into on November 30, 1995.

   2. Forward Foreign Currency Contracts: The DFA Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1995, the Portfolio had entered into the following contracts and the related net unrealized gain is reflected in the accompanying financial statements:


                                                                                            Unrealized
                                                                           Value at          Foreign
 Expiration                                               Contract       November 30,     Exchange Gain
     Date                  Currency Sold                   Amount            1995             (Loss)
 ------------   ------------------------------------   --------------    --------------   ---------------
12/11/95          11,624,740 Canadian Dollar            $  8,558,301     $  8,559,005       $     (704)
12/11/95         897,652,778 Japanese Yen                  8,797,930        8,853,503          (55,573)
12/11/95           8,138,872 Canadian Dollar               6,001,144        5,991,148            9,996
12/18/95          14,416,000 French Francs                 2,955,370        2,892,057           63,313
12/18/95           5,336,799 British Pound Sterling        8,313,185        8,141,847          171,338
12/20/95         354,954,000 Japanese Yen                  3,485,788        3,504,157          (18,369)
12/27/95          43,834,400 German Marks                 31,139,242       30,282,267          856,975
12/27/95          93,582,081 French Francs                19,264,689       18,767,724          496,965
12/27/95           7,766,847 British Pound Sterling       12,130,106       11,885,779          244,327
12/27/95          24,554,515 Canadian Dollar              18,134,529       18,074,560           59,969
12/29/95       4,735,561,111 Japanese Yen                 46,947,171       46,814,920          132,251
12/29/95          24,805,542 German Marks                 17,346,775       17,148,434          198,341
12/29/95          23,273,358 Australian Dollar            17,431,745       17,253,643          178,102
                                                        ------------     ------------       ----------
               TOTALS                                   $200,505,975     $198,169,044       $2,336,931
                                                        ============     ============       ==========

   Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

H. REIMBURSEMENT FEES:

   Shares of the Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Emerging Markets Portfolio, The Continental Small Company Portfolio and the DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

   On June 30, 1995, the reimbursement fees were reduced with respect to The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio,
The Emerging Markets Portfolio, The Continental Small Company Portfolio and The DFA International Small Cap Value Portfolio, and eliminated with respect to The United Kingdom Small Company Portfolio. The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The
Pacific Rim Small Company Portfolio and The Continental Small Company Portfolio are now 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio is now
 .70% of the net asset value of its shares. Previously, the reimbursement fees for The Japanese Small Company Portfolio and The DFA International Small Cap Value Portfolio were 1% of the net asset value of their shares; the reimbursement fees for The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Emerging Markets Portfolio and The Continental Small Company Portfolio were 1.5% of the net asset value of their shares.

I. SECURITIES LENDING:

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the related collateral cash and indemnification received by each Portfolio at November 30, 1995, is as follows:

                                                 Value           Value of
                                             of Securities    Collateral and
                                                on Loan       Indemnification
                                            ---------------   ---------------
International Equity Portfolios
-------------------------------
The Japanese Small Company Portfolio  ...    $106,605,194      $113,264,715
The Pacific Rim Small Company Portfolio..       4,316,328         5,417,197
The Continental Small Company Portfolio..      10,535,097        11,502,473
The Large Cap International Portfolio  ..       4,664,994         4,947,280
Domestic Equity Portfolios
--------------------------
The U.S. 9-10 Small Company Portfolio  ..      41,731,985        45,027,082

J. SUBSEQUENT EVENTS:

   Effective December 1, 1995, in addition to the existing fees reimbursed to the U.S. Large Company Portfolio, the Advisor has agreed to waive its fee and/or reimburse this Portfolio to the extent that the indirect expenses this Portfolio bears as a result of its proportionate interest in the corresponding Master Fund, on an annual basis, exceed .025 of 1% of this Portfolio's average net assets.

   On December 20, 1995, the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes, for The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio. The record date of the stock dividend is January 1, 1996, and the ex-date and payable dates are January 2, 1996. This is a tax-free event to the shareholders of these portfolios. Additionally, on this date, the Board approved an amendment to increase the authorized number of shares of each of these portfolios to 100,000,000. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of DFA Investment Dimensions Group Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of DFA Investment Dimensions Group Inc. (comprising, respectively, The U.S. 9-10 Small Company, The U.S. 6-10 Small Company, The U.S. Large Company, The U.S. Small Cap Value, The U.S. Large Cap Value, The DFA/AEW Real Estate Securities, The Japanese Small Company, The Pacific Rim Small Company, The United Kingdom Small Company, The Emerging Markets, The Continental Small Company, The Large Cap International, The DFA International High Book To Market, The DFA International Small Cap Value, The DFA One-Year Fixed Income, The DFA Five-Year Government, The DFA Global Fixed Income and The DFA Intermediate Government Fixed Income Portfolios) as of November 30, 1995, and the related statements of operations for the year (or period) then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended and, the financial highlights for each of the three years (or periods) in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the DFA Investment Dimensions Group Inc. for the years ended November 30, 1992 and each of the prior periods presented were audited by other auditors, whose report dated January 19, 1993 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting the DFA Investment Dimensions Group Inc. as of November 30, 1995, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and their financial highlights for each of the three years (or periods) in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. 6-10 Small Company Series vs.
CRSP 6-10 Index
March 1993-November 1995


The following reflects the growth of a $10,000 investment.


            U.S. 6-10        CRSP
          Small Company      6-10
             Series          Index
          -------------      -----


9302        10000           10000
9303        10237           10313
9304        9927.843        10001.55
9305        10329.92        10457.62
9306        10288.6         10497.36
9307        10370.91        10622.28
9308        10721.45        11111.96
9309        11009.85        11431.99
9310        11247.67        11785.24
9311        10974.35        11422.25
9312        11289.31        11768.34
9401        11639.28        12174.35
9402        11548.49        12102.52
9403        10995.32        11442.94
9404        11018.41        11397.16
9405        10962.22        11294.59
9406        10646.51        11002.06
9407        10804.07        11192.4
9408        11322.67        11832.6
9409        11379.28        11875.2
9410        11424.8         11863.32
9411        11038.64        11404.21
9412        11177.73        11553.61
9501        11251.5         11573.25
9502        11620.55        11995.67
9503        11841.34        12251.18
9504        12234.47        12570.94
9505        12480.39        12794.7
9506        13119.38        13503.52
9507        13931.47        14365.05
9508        14336.88        14737.1
9509        14594.94        15052.48
9510        13844.76        14284.8
9511        14258.72        14791.91




Annualized                       One             From
Total Return (%)                 Year         March 1993
------------------------------------------------------------------------------
                                 29.17            13.77

*  The portfolio seeks to capture
   premimum returns and diversification
   benefits by investing in a broad
   cross-section of small companies on a
   market cap-weighted basis. The U.S. 6-10
   Small Company Series provides access
   to publicly traded U.S. Small
   Companies with market capitalization
   of approximately $500 million or
   less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of
   decile 6-10 companies in the U.S.


Past performance is not predictive of
future performance.

CRSP 6-10 Index courtesy of the Center for Research in Security
Prices, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Large Company Series
vs. S&P 500 Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
         Large Company       S&P 500
            Series            Index
         -------------       -------
9302        10000           10000
9303        10212           10215
9304         9958.74         9964.73
9305        10221.65        10233.78
9306        10243.12        10267.55
9307        10202.15        10219.29
9308        10579.63        10608.65
9309        10508.74        10530.15
9310        10724.17        10743.91
9311        10621.22        10642.91
9312        10756.11        10773.82
9401        11108.91        11134.75
9402        10807.86        10720
9403        10349.6         10362.82
9404        10485.18        10497.54
9405        10651.9         10668.65
9406        10400.51        10405.13
9407        10736.45        10749.54
9408        11176.65        11187.05
9409        10912.88        10917.44
9410        11155.14        11167.45
9411        10759.13        10757.61
9412        10918.37        10914.67
9501        11196.79        11140
9502        11635.7         11632.95
9503        11977.79        11977.28
9504        12321.55        12325.82
9505        12815.65        12812.69
9506        13118.1         13113.79
9507        13551           13550.48
9508        13583.52        13587.07
9509        14158.1         14156.37
9510        14104.3         14106.82
9511        14713.61        14727.52

Annualized                                        From
Total Return (%)               One Year         March 1993
------------------------------------------------------------------------------
                                36.75             15.08

*  The portfolio provides access to U.S.
   large companies in a portfolio
   structured to approximate the
   performance of the S&P 500 Index.

*  This portfolio's returns in fiscal
   1995 reflected the performance of S&P
   500 companies.


Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Small Cap Value Series
vs. Fama-French Small Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
           Small Cap       Fama-French
         Value Series         Index
        ------------       ---------
9302        10000           10000
9303        10343           10372
9304        10123.73        10047.36
9305        10395.04        10456.28
9306        10405.44        10443.74
9307        10718.64        10588.9
9308        11073.43        10927.75
9309        11458.79        11125.54
9310        11844.95        11570.56
9311        11645.95        11386.59
9312        11880.04        11675.81
9401        12493.04        12229.24
9402        12461.81        12155.87
9403        12049.33        11652.62
9404        12133.67        11737.68
9405        12176.14        11698.95
9406        11954.53        11457.95
9407        12155.37        11740.96
9408        12578.38        12162.46
9409        12535.61        12110.16
9410        12356.35        11904.29
9411        11941.18        11509.07
9412        12064.17        11604.59
9501        12193.26        11792.58
9502        12623.68        12271.36
9503        12773.9         12413.71
9504        13226.1         12803.5
9505        13603.04        13076.22
9506        14141.72        13507.73
9507        14916.69        14050.74
9508        15389.55        14501.77
9509        15583.46        14743.95
9510        14830.78        14086.37
9511        15382.48        14482.2

Annualized                                        From
Total Return (%)               One Year        March 1993
------------------------------------------------------------------------------
                                28.82            16.95

*  Dimensional's multifactor portfolios
   attempt to capture return premiums
   associated with high book-to-market
   ratios and small market capitalization.
   The U.S. Small Cap Value Series
   invests on a market cap-weighted basis
   in companies that have a market cap of
   approximately $500 million or less and
   have book-to-market ratios in the upper
   30% of publicly traded U.S. companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   cap high book-to-market U.S. companies.


Past performance is not predictive of
future performance.

Fama-French Small Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
U.S. Large Cap Value Series
vs. Fama-French Large Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
           Large Cap       Fama-French
         Value Series        Index
         -------------     ----------
9302        10000           10000
9303        10298           10302
9304        10268.14        10247.4
9305        10379.03        10333.48
9306        10600.11        10500.88
9307        10750.63        10622.69
9308        11011.87        10979.61
9309        10820.26        10868.72
9310        10951.19        10906.76
9311        10849.34        10742.07
9312        11109.72        11018.14
9401        11428.57        11241.81
9402        10914.29        10748.29
9403        10472.26        10273.22
9404        10636.67        10418.07
9405        10564.34        10290.97
9406        10344.6         10097.5
9407        10802.87        10541.79
9408        11115.07        10821.15
9409        10790.51        10422.93
9410        11000.93        10620.96
9411        10508.09        10372.43
9412        10635.24        10403.55
9501        10879.85        10809.29
9502        11495.64        11311.92
9503        11671.53        11354.91
9504        12098.71        11718.26
9505        12729.05        12346.36
9506        13007.81        12550.08
9507        13577.56        12926.58
9508        13986.24        13163.13
9509        14470.17        13694.93
9510        13875.44        13395.01
9511        14634.43        13886.6

Annualized                                         From
Total Return (%)               One Year         March 1993
------------------------------------------------------------------------------
                                39.27             14.85

*  Dimensional's multifactor portfolios
   attempt to capture return premiums
   associated with high book-to-market
   ratios and capitalization. The U.S.
   Large Cap Value Series invests on a
   market cap-weighted basis in
   companies that have market caps of
   approximately $500 million or larger
   and book-to-market ratios in the upper
   30% of publicly traded companies, and
   is invested on a market cap-weighted
   basis.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large
   cap high book-to-market U.S. companies.


Past performance is not predictive of
future performance.

Fama-French Large Cap Value Index courtesy of the
Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA One-Year Fixed Income Series vs.
One Month CD's
March 1993-November 1995


The following reflects the growth of a $10,000 investment.



           DFA One-Year         One
           Fixed Income        Month
              Series           CD's
           -------------       -----

9302        10000           10000
9303        10048           10024
9304        10097.24        10046.05
9305        10104.3         10066.14
9306        10148.76        10088.29
9307        10180.22        10110.48
9308        10229.09        10133.74
9309        10267.96        10155.02
9310        10289.52        10175.33
9311        10308.04        10198.73
9312        10343.09        10221.17
9401        10394.81        10243.66
9402        10376.09        10264.14
9403        10372.98        10288.78
9404        10367.8         10313.47
9405        10389.57        10344.41
9406        10424.89        10376.48
9407        10486.4         10408.65
9408        10527.3         10444.04
9409        10545.19        10478.5
9410        10579.99        10517.27
9411        10574.7         10555.13
9412        10607.48        10598.41
9501        10708.25        10646.1
9502        10809.98        10689.75
9503        10877           10738.92
9504        10948.79        10782.95
9505        11065.95        10834.71
9506        11129.02        10882.38
9507        11188           10931.36
9508        11245.06        10979.45
9509        11295.67        11024.47
9510        11355.53        11075.18
9511        11400           11122.81

Annualized                      One             From
Total Return (%)                Year         March 1993
------------------------------------------------------------------------------
                                7.90             4.91

*  Dimensional's Fixed Income Strategy
   maximizes expected returns by
   shifting maturities based on changes
   in the yield curve. Using current
   prices, the strategy creates a matrix
   of expected returns from different
   buy and sell strategies and
   identifies the optimal maturity range
   for the highest expected returns.
   Issues which meet maturity and
   quality levels are further evaluated
   for business risk. Maturities are
   shifted if sufficient premiums can be
   documented. Investments are made in
   high quality obligations, including
   BAs, CDs, corporate debt obligations
   and commercial paper of U.S. as well
   as non-U.S. issuers (Yankees).
   Average maturity is maintained under
   one year with no individual issue
   longer than two years

*  This portfolio's returns in fiscal
   1995 reflected the performance of
   its strategy.

Past performance is not predictive of
future performance.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
DFA International Value Series
vs. EAFE Index
March 1994-November 1995

The following reflects the growth of a $10,000 investment.

              DFA
          International       EAFE
          Value Series        Index
          -------------     --------
9402        10000           10000
9403         9733            9570
9404        10060.03         9981.51
9405        10119.38         9921.62
9406        10238.79        10060.52
9407        10438.45        10161.13
9408        10598.16        10405
9409        10228.28        10082.44
9410        10657.87        10425.24
9411        10099.4          9924.83
9412        10158.98         9984.38
9501         9756.68         9604.97
9502         9736.19         9576.16
9503        10311.61        10179.46
9504        10633.33        10566.28
9505        10572.72        10439.48
9506        10462.76        10262.01
9507        11051.82        10908.52
9508        10676.05        10493.99
9509        10740.11        10703.87
9510        10536.05        10414.87
9511        10825.79        10706.49

Annualized                                         From
Total Return (%)               One Year         March 1994
------------------------------------------------------------------------------
                                 7.19             4.64

*  This portfolio invests in large non-U.S.
   high book-to-market companies with
   market capitalization greater than $500
   million and book-to-market ratios is in
   the upper 30% of large publicly traded
   international companies. Country
   weightings reflect the EAFE index
   market capitalization weight, with Japan limited to 38%.

*  This portfolio's returns in fiscal
   1995 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of
future performance.

EAFE Index courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

==============================================================================
Emerging Markets Series
vs. MSCI Emerging Markets Free
Equal-Weighted Index
May 1994-November 1995

The following reflects the growth of a $10,000 investment.

                             MSCI
                           Emerging
                            Markets
            Emerging         Free
             Markets     Equal-Weighted
             Series          Index
           ----------    --------------
9404        10000           10000
9405        10330           10455
9406        10210.17        10245.9
9407        10969.81        10947.74
9408        11959.29        12330.44
9409        12089.64        12450.05
9410        11740.25        12296.91
9411        11370.43        11787.82
9412        10550.62        11164.25
9501         9570.47        10046.7
9502         9520.70         9808.59
9503         9940.56        10233.31
9504        10430.64        10974.2
9505        11170.17        11643.63
9506        11240.54        11626.16
9507        11690.16        11905.19
9508        11250.61        11305.17
9509        11040.23        11141.24
9510        10670.38        10771.35
9511        10625.56        10578.55

Annualized                                       From
Total Return (%)               One Year         May 1994
------------------------------------------------------------------------------
                                -6.55             3.91

*  This portfolio provides access to non-
   U.S. large companies in "emerging
   market" countries, including Argentina,
   Brazil, Indonesia, Israel, Malaysia,
   Mexico, Portugal, Thailand and Turkey.
   Investment is based on market
   capitalization, with investments
   attempting to capture between 40% and
   75% of the largest companies in each
   country. The portfolio attempts to have
   equal country-weighting.

*  This portfolio's returns in fiscal 1995
   reflected the performance of an equally-weighted emerging markets country portfolio.


Past performance is not predictive of
future performance.

MSCI Emerging Markets Free Equal-Weighted
Index is created by equal-weighting the
MSCI country returns for the 9 countries that Dimensional is currently invested in.
Courtesy of Morgan Stanley Capital
International.

------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY
                           STATEMENT OF NET ASSETS
                      THE U.S. 6-10 SMALL COMPANY SERIES
                              NOVEMBER 30, 1995

                                            Shares      Value+
                                            ------      ------
 COMMON STOCKS -- (99.5%)
 *3 D Systems Corp.  ..................     2,200     $ 44,550
 *3D0 Co.  ............................     9,200      101,775
 *A Plus Network, Inc.  ...............     1,800       24,413
 *AAON, Inc.  .........................     4,400       29,425
  AAR Corp.  ..........................    11,300      207,638
 *ABC Rail Products Corp.  ............     2,400       52,950
  ABM Industries, Inc.  ...............     3,500       98,438
  ABS Industries, Inc.  ...............     1,400       12,075
 *ABT Building Products Corp.  ........     5,000       75,625
  ACC Corp.  ..........................     2,500       53,750
  ADAC Laboratories  ..................    11,466      142,608
  ADCO Technologies, Inc.  ............     1,300        9,344
 *AEL Industries, Inc. Class A  .......     1,000       27,250
  AEP Industries, Inc.  ...............     3,000       67,875
 *AER Energy Resources, Inc.  .........     7,000       18,813
 *AFC Cable Systems, Inc.  ............     1,500       19,594
 *AG Services America, Inc.  ..........     1,700       14,450
 *AMC Entertainment, Inc.  ............     1,300       28,194
 *APS Holding Corp. Class A  ..........     2,700       49,950
 *ARI Holdings Corp.  .................       900          788
 *ARI Network Services, Inc.  .........     6,800       13,600
 *AST Research, Inc.  .................    13,013      119,557
 *ATS Medical, Inc.  ..................     3,000       26,250
  Aames Financial Corp.  ..............     6,200      196,850
  Aaron Rents, Inc. Class A  ..........     4,800       87,000
  Aaron Rents, Inc. Class B  ..........     4,800       85,200
 *Abaxis, Inc.  .......................     4,400       27,775
  Abington Savings Bank MA  ...........       700       12,775
 *Abiomed, Inc.  ......................     3,200       41,000
 *Able Telcom Holding Corp.  ..........     3,300       23,513
  Abrams Industries, Inc.  ............       200          925
 *Abraxas Petroleum Corp.  ............     2,400       15,750
 *Accell International Corp.  .........     2,700        7,425
 *Acceptance Insurance Companies,
   Inc. ...............................     5,025       73,491
 *Access Health Marketing, Inc.  ......     4,000      130,000
 *Accustaff, Inc.  ....................     2,200       65,450
 *Ace Cash Express, Inc.  .............       200        1,900
  Ackerley Communications, Inc.  ......     6,200       94,550
 *Acme Electric Corp.  ................     3,000       25,125
 *Acme Metals, Inc.  ..................     3,100       47,856
 *Acme United Corp.  ..................     3,400       11,900
  Acme-Cleveland Corp.  ...............     7,000      159,250
  Acordia, Inc.  ......................     5,200      145,600
 *Actel Corp.  ........................     6,900       91,856
 *Action Performance Companies,Inc.....     2,000       27,375
 *Active Voice Corp.  .................     1,300       34,125
 *Acuson Corp.  .......................    20,000      235,000
 *Acx Technologies, Inc.  .............    15,000      243,750
 *Acxiom Corp.  .......................    15,200      433,200
 *Adage, Inc.  ........................     3,100       13,756
  Adams Resources & Energy, Inc.  .....     1,300        8,694
 *Addington Resources, Inc.  ..........    11,100      167,194
 *Adelphia Communications Corp.
   Class A ............................     6,000       47,250
 *Adflex Solutions, Inc.  .............     2,000       56,250
 *Advance Ross Corp.  .................    10,000      288,125

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares      Value+
                                            ------      ------
*#Advanced Logic Research, Inc.  ......     5,200     $ 37,700
 *Advanced Magnetics, Inc.  ...........     6,000      153,000
 *Advanced Marketing Services, Inc.  ..     2,700       25,144
 *Advanced Medical, Inc.  .............     6,500       19,906
 *Advanced NMR Systems, Inc.  .........    13,692       20,324
 *Advanced Polymer Systems, Inc.  .....     5,400       30,459
 *Advanced Promotion Technologies,
   Inc. (Private Placement) ...........    11,624       11,442
 *Advanced Technology Labs, Inc.  .....     6,640      141,100
 *Advanced Technology Materials, Inc...     3,500       36,094
*#Advanced Tissue Sciences, Inc.  .....    27,900      251,100
  Advantage Bancorp, Inc.  ............     1,000       34,750
 *Advantage Companies, Inc.  ..........     1,000       17,750
 *Advantage Health Corp.  .............     1,800       58,725
 *Advest Group, Inc.  .................     4,300       38,700
  Advo, Inc.  .........................     8,000      212,000
 *Advocat, Inc.  ......................     3,000       31,125
 *Aequitron Medical, Inc.  ............     2,200       17,325
 *Aeroflex, Inc.  .....................     5,900       26,550
 *Aerosonic Corp. DE  .................     1,000        1,500
 *Aerovox, Inc.  ......................     2,600       14,950
 *Aetrium, Inc.  ......................     1,400       28,875
 *Affiliated Community Bancorp  .......     1,600       27,900
 *Agouron Pharmaceuticals, Inc.  ......     3,300       99,000
 *Agri-Nutrition Group, Ltd.  .........     1,600        3,050
 *Air & Water Technologies Corp.
   Class A ............................    15,000       82,500
  Air Express International Corp.  ....     7,350      170,888
 *Air Methods Corp.  ..................     4,000       15,500
 *Air-Cure Environmental  .............     2,200        8,250
 #Airborne Freight Corp.  .............    10,500      295,313
 *Airsensors, Inc.  ...................     2,500       20,469
 *Airways Corp.  ......................     2,600       25,025
 *Akorn, Inc.  ........................     5,100       12,750
  Alabama National Bancorporation  ....       700        9,713
 *Alamco, Inc.  .......................     2,300       19,550
  Alamo Group, Inc.  ..................     2,500       43,125
 *Alantec Corp.  ......................     5,000      206,250
*#Alaska Air Group, Inc.  .............     6,100      110,563
  Alatenn Resources, Inc.  ............     1,300       27,788
 *Alba-Waldensian, Inc.  ..............     3,700       33,069
  Albank Financial Corp.  .............     6,700      200,163
 *Alcide Corp.  .......................     1,400       40,250
 *Aldila, Inc.  .......................     8,200       37,413
 *Alexander Energy Co.  ...............     6,100       25,163
  Alfa Corp.  .........................    18,400      204,700
  Alico, Inc.  ........................     2,100       45,938
 *Alkermes, Inc.  .....................     8,200       49,200
 *All American Semiconductor, Inc.  ...     7,100       18,638
 *Allcity Insurance Co.  ..............       200        1,750
 *Allegiant Physician Services, Inc.  .     3,000        3,000
  Allen Organ Co. Class B  ............       200        8,775
*#Alliance Entertainment Corp.  .......    15,700      149,150
*#Alliance Gaming Corp.  ..............     3,700       13,181
 *Alliance Pharmaceuticals Corp.  .....    12,900      153,188
 *Alliant Techsystems, Inc.  ..........     5,500      281,875
  Allied Bankshares, Inc.  ............       900       10,125
  Allied Capital Lending Corp.  .......       900       11,025
  Allied Group, Inc.  .................     4,150      146,806
  Allied Healthcare Products, Inc.  ...     1,200       21,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares      Value+
                                            ------      ------
 *Allied Holdings, Inc.  ..............     5,000     $ 48,750
  Allied Life Financial Corp.  ........     2,000       33,750
  Allied Products Corp.  ..............     9,500      198,313
 *Allied Research Corp.  ..............     2,200        8,800
*#Allied Waste Industries, Inc.  ......    13,200       94,875
 *Allou Health & Beauty Care, Inc.
   Class A ............................     1,900       11,341
 *Allstate Financial Corp.  ...........     1,600        9,100
 *Alltrista Corp.  ....................     1,553       28,342
 *Allwaste, Inc.  .....................    18,600       79,050
 *Aloette Cosmetics, Inc.  ............     1,000        2,125
 *Alpha Beta Technology, Inc.  ........     3,500       23,844
  Alpha Industries, Inc.  .............    10,000      147,500
 *Alpha Microsystems, Inc.  ...........     1,000        1,219
 *Alpha Technologies Group, Inc.  .....     7,500       68,906
 *Alpharel, Inc.  .....................     5,600       29,750
  Alpharma, Inc. Class A  .............     8,800      191,400
 *Alpine Group, Inc.  .................    15,736       75,730
 *Alpine Lace Brands, Inc.  ...........     1,700       17,106
 *Alteon, Inc.  .......................     8,300       76,775
 *Alternative Resources Corp.  ........     3,100       91,450
 *Altron, Inc.  .......................     3,600      106,200
 *Amati Communications Corp.  .........    11,800       77,438
 *Amax Gold, Inc.  ....................    40,600      258,825
 *Ambar, Inc.  ........................       200        1,538
  Amcast Industrial Corp.  ............     5,800      107,300
  Amcol International Corp.  ..........     9,500      138,938
  Amcore Financial, Inc.  .............     3,150       69,694
 *AmeriLink Corp.  ....................       700        5,775
 *America Services Group, Inc.  .......     3,000       26,438
  American Annuity Group, Inc.  .......    19,600      215,600
  American Bancorpation Ohio  .........       200        4,450
  American Bank of Connecticut  .......       500       11,750
  American Bankers Insurance  Group,
   Inc.................................    12,100      439,381
 *American Banknote Corp.  ............     5,300        7,950
  American Biltrite, Inc.  ............     4,800       92,400
 *American Biogenetic Sciences, Inc.
   Class A.............................     5,200       14,138
 *American Buildings Co.  .............     3,500       78,969
*#American Business Information,  Inc.      9,000      165,375
  American Business Products, Inc.  ...     4,950      115,706
 *American Claims Evaluation, Inc.  ...     1,000        1,828
  American Classic Voyages Co.  .......     6,900       73,744
  American Eagle Group, Inc.  .........     4,000       38,500
  American Ecology Corp.  .............     5,250       21,000
 *American Educational Products,  Inc.      1,900        3,088
  American Federal Bank FSB
   Greenville, SC .....................     2,900       43,138
  American Filtrona Corp.  ............       200        7,550
 *American Freightways Corp.  .........    12,300      169,125
 *American Healthcorp, Inc.  ..........     5,000       45,313
  American Heritage Life Investment
   Corp. ..............................     6,300      126,788
 *American Homepatient, Inc.  .........     3,000       84,375
 *American Homestar Corp.  ............     3,000       58,313
  American Indemnity Financial Corp.  .       800        8,100
  American List Corp.  ................       825       21,656
 *American Management Systems, Inc. . 11,250 331,875 *American Medical Electronics, Inc.
  (Escrow-Bonus) ......................     4,400            0
 *American Medical Electronics, Inc.
   (Escrow-Earnings) ..................     4,400            0
*#American Medical Response, Inc.  ....     7,700      220,413
 *American Mobile Satellite Corp.  ....     8,000      220,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares      Value+
                                           ------      ------
 *American Oilfield Divers, Inc.  .....     2,700     $17,719
 *American Pacific Corp.  .............     4,100      23,575
 *American Paging, Inc.  ..............     4,000      29,000
 *American Physicians Services
   Group, Inc. ........................     1,000       5,063
  American Precision Industries, Inc.      15,200     180,500
  American Recreation Centers, Inc.  ..     4,300      27,950
 *American Safety Razor Co.  ..........     2,400      20,250
 *American Science & Engineering,
   Inc. ...............................     7,800      50,700
 *American Shared Hospital Services  ..       600         825
 *American Software, Inc. Class A  ....     7,000      43,750
  American Studios, Inc.  .............    12,500      17,969
 *American Superconductor Corp.  ......     4,700      57,575
 *American Technical Ceramics Corp. ...     1,800      19,125
 *American Telecasting, Inc.  .........     5,000      71,250
 *American Travellers Corp.  ..........     7,200     181,350
 *American United Global, Inc.  .......     1,000       3,500
 *American Waste Services, Inc.
   Class A ............................    10,000      25,000
 *American White Cross, Inc.  .........     5,000      12,813
 *American Woodmark Corp.  ............       660       2,970
  Americana Bancorp, Inc.  ............     1,200      22,500
 *Americredit Corp.  ..................    13,300     171,238
*#Ameridata Technologies, Inc.  .......     8,100      86,063
 *Amerihost Properties, Inc.  .........     4,000      25,000
 *Ameriquest Technology, Inc.  ........    21,223      21,223
 *Ameristar Casinos, Inc.  ............     8,100      54,675
 *Ameriwood Industries International
   Corp. ..............................     3,200      14,600
  Ameron, Inc.  .......................     1,100      40,013
 *Ames Department Stores, Inc.  .......     4,000       6,750
  Amfed Financial, Inc.  ..............     1,756      57,180
 *Amistar Corp.  ......................       200       1,550
  Ampco-Pittsburgh Corp.  .............     4,400      41,250
  Amre, Inc.  .........................    11,200     141,400
 *Amrep Corp.  ........................     3,900      21,938
  Amresco, Inc.  ......................    13,600     164,050
 *Amrion Corp.  .......................     2,500      26,875
 *Amsco International, Inc.  ..........    14,800     249,750
 *Amserv, Inc.  .......................       200         450
  Amtech Corp.  .......................     4,375      20,918
 *Amtran, Inc.  .......................     2,300      30,331
  Amtrol, Inc.  .......................     1,500      24,375
  Amvestors Financial Corp.  ..........     6,220      71,530
  Amwest Insurance Group, Inc.  .......     3,900      68,250
 *Amylin Pharmaceuticals, Inc.  .......     7,900      54,806
  Analogic Corp.  .....................     3,800      80,275
  Analysis & Technology, Inc.  ........       800      11,100
  Analysts International Corp.  .......     3,700     111,000
 *Anaren Microwave, Inc.  .............     2,000      15,000
  Anchor Bancorp Wisconsin, Inc.  .....     1,500      52,875
 *Anchor Gaming, Inc.  ................     4,500      91,125
  Andover Bancorp, Inc. DE  ...........     1,300      29,006
 *Andrea Electronics Corp.  ...........     1,500      20,063
 *Andros, Inc.  .......................     5,000      79,375
*#Anergen, Inc.  ......................     3,800      15,438
  Angelica Corp.  .....................     4,600     102,925
 *Anika Research, Inc.  ...............     2,280       6,840
*#Ann Taylor Stores Corp.  ............     9,200     117,300

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Antec Corp.  ........................     4,400     $ 63,250
  Anthony Industries, Inc.  ...........     7,115      159,198
 *Anuhco, Inc.  .......................     3,800       28,975
 *Apertus Technologies, Inc.  .........     5,600       56,000
*#Aphton Corp.  .......................     6,200       63,938
  Apogee Enterprises, Inc.  ...........     8,000      119,000
 *Apogee, Inc.  .......................     1,900       18,881
  Apple South, Inc.  ..................    14,350      303,144
 *Appliance Recycling Centers of
   America, Inc. ......................     2,100       12,731
 *Applied Bioscience International,
   Inc. ...............................    12,800       83,200
*#Applied Digital Access, Inc.  .......     5,000       60,000
 *Applied Extrusion Technologies, Inc.      2,700       34,425
 *Applied Innovation, Inc.  ...........     5,600       52,500
 *Applied Magnetics Corp.  ............    11,000      170,500
 *Applied Microbiology, Inc.  .........     6,300       31,303
  Applied Power, Inc. Class A  ........     7,600      247,950
 *Applied Science & Technology, Inc.  .       800       11,500
 *Applied Signal Technologies, Inc.  ..     5,000       24,063
  Aptargroup, Inc.  ...................     9,000      324,000
 *Aquagenix, Inc.  ....................       600        4,238
  Aquarion Co.  .......................     1,800       42,075
  Aquila Gas Pipeline Corp.  ..........       200        2,300
 *Arabian Shield Development Co.  .....       200          213
  Arbor Drugs, Inc.  ..................    13,500      270,000
 *Arbor Health Care Co.  ..............     3,400       60,775
*#Arch Communications Group, Inc.  ....     5,100      127,500
 *Arch Petroleum, Inc.  ...............     8,600       16,931
  Arctco, Inc.  .......................     8,900      124,044
 *Arden Industrial Products, Inc.  ....     1,400        7,350
 *Argosy Gaming Corp.  ................     9,900       81,675
 *Ark Restaurants Corp.  ..............     1,600       12,200
  Arkansas Best Corp.  ................     9,000       73,688
  Armor All Products Corp.  ...........     9,700      181,875
  Arnold Industries, Inc.  ............     6,800      124,100
 *Aronex Pharmaceuticals, Inc.  .......     5,100       14,981
 *Arrhythmia Research Technology,
   Inc. ...............................     1,100        5,913
 *Arris Pharmaceutical Corp.  .........     6,000       63,750
 *Arrow Automotive Industries, Inc.  ..     4,800       27,900
  Arrow Financial Corp.  ..............     1,768       31,603
 *Arrow Transportation Co.  ...........     1,000        1,563
 *Artisoft, Inc.  .....................     6,400       60,800
 *Artistic Greetings, Inc.  ...........     2,900        8,700
 *Arts Way Manufacturing Co., Inc.  ...       200        1,038
  Arvin Industries, Inc.  .............    10,200      179,775
 *Asante Technologies, Inc.  ..........     1,700       18,913
 *Aseco Corp.  ........................     2,000       33,250
  Ashland Coal, Inc.  .................     4,600      100,050
*#Ashworth, Inc.  .....................     8,400       48,825
 *Aspect Telecommunications Corp.  ....     9,200      310,500
  Aspen Bancshares, Inc.  .............     1,406       20,299
  Associated Banc-Corp.  ..............     7,012      276,974
 *Astec Industries, Inc.  .............    10,400      113,750
 *Astoria Financial Corp.  ............     2,300      100,194
  Astro-Med, Inc.  ....................     4,200       41,213
 *Astronics Corp.  ....................     1,200        3,713
 *Astrosystems, Inc.  .................     3,400       19,550
 *Astrotech International Corp.  ......     4,900       20,519
 *Asyst Technologies, Inc.  ...........       900       39,488
  Atalanta Sosnoff Capital Corp.  .....     1,800       16,875
*#Atari Corp.  ........................    35,300       55,156
 *Atchison Casting Corp.  .............     1,600       22,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Athena Neurosciences, Inc.  .........    14,400     $131,400
 *Athey Products Corp.  ...............     2,940       13,965
  Atkinson (Guy F.) of California  ....     2,700       28,519
 *Atlantic American Corp.  ............     5,600       13,300
 *Atlantic Beverage, Inc.  ............     2,000        3,250
 *Atlantic Coast Airlines, Inc.  ......     5,000       44,063
 *Atlantic Gulf Communities Corp.  ....     4,800       31,800
 *Atlantic Tele-Network, Inc.  ........     5,600       60,550
  Atlantis Plastics, Inc.  ............     2,700       10,463
 *Atlas Corp.  ........................     6,400       10,400
  Atmos Energy Corp.  .................     6,900      144,038
 *Atria Software, Inc.  ...............     4,200      176,925
 *Atrix Labs, Inc.  ...................     3,900       27,300
 *Atwood Oceanics, Inc.  ..............     4,800       90,000
 *Au Bon Pain, Inc. Class A  ..........     2,600       23,725
*#Audiovox Corp. Class A  .............     3,600       23,400
  Augat, Inc.  ........................    11,100      191,475
*#Aura Systems, Inc.  .................    18,975      104,955
 *Aurora Electronics, Inc.  ...........     8,775       18,647
 *Auspex Systems, Inc.  ...............    11,500      171,781
  Authentic Fitness Corp.  ............     8,900      188,013
 *Autocam Corp.  ......................     3,941       52,706
*#Autoimmune, Inc.  ...................     9,200       96,600
 *Autoinfo, Inc.  .....................     3,600       11,700
*#Autote Corp. Class A  ...............    11,300       32,488
 *Avatar Holdings, Inc.  ..............     4,300      154,800
 *Avecor Cardiovascular, Inc.  ........     1,500       23,438
  Avemco Corp.  .......................     4,100       69,188
  Aviall, Inc.  .......................    14,000      119,000
 *Avondale Industries, Inc.  ..........     6,600       98,588
 *Aydin Corp.  ........................     3,000       46,500
 *Aztar Corp.  ........................    17,000      148,750
  Aztec Manufacturing Co.  ............    10,300       37,338
*#BBN Corp.  ..........................     7,800      292,500
  BEI Electronics, Inc.  ..............     3,400       21,888
  BGS Systems, Inc.  ..................     2,600       93,925
  BHA Group, Inc. Class A  ............     1,000       13,500
  BHC Financial, Inc.  ................     1,400       25,813
 *BI, Inc.  ...........................     3,800       32,775
 *BISYS Group, Inc.  ..................     4,200      118,388
 *BJ Services Co.  ....................     4,200      103,425
  BMC Industries, Inc. MN  ............    23,200      388,600
 *BMC West Corp.  .....................     2,700       33,413
  BMJ Financial Corp.  ................     5,000       72,500
 *BPI Packaging Technologies, Inc.  ...     5,800       14,138
  BSB Bancorp, Inc.  ..................     2,200       75,900
  BT Financial Corp.  .................       100        3,538
 *BTG, Inc.  ..........................     1,200       15,150
 *BTU International, Inc.  ............     2,800       24,150
 *BUM International, Inc.  ............     3,000        4,500
  BW/IP, Inc. Class A  ................    10,000      155,625
 *Bachman Information Systems, Inc.  ..     4,600       29,900
 *Back Bay Restaurant Group, Inc.  ....     2,000       10,750
  Badger Meter, Inc.  .................       400        9,500
  Badger Paper Mills, Inc.  ...........     1,000       15,500
 *Bailey Corp.  .......................     2,700       12,150
  Bairnco Corp.  ......................     4,800       24,600
  Baker (J.), Inc.  ...................     6,700       42,294
 *Baker (Michael) Corp.  ..............     6,000       30,000
  Balchem Corp.  ......................     1,350       11,813
  Baldor Electric Co.  ................    12,390      280,324
 *Baldwin Piano & Organ Co.  ..........     2,000       25,250
 *Baldwin Technology, Inc. Class A  ...     9,400       49,350
  Ballard Medical Products  ...........    15,900      272,288
 *Bally Entertainment Corp.  ..........    33,500      406,188

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Bally Gaming International, Inc.  ...     2,900     $ 26,100
 *Baltek Corp.  .......................     1,500       12,938
 *BancTec, Inc.  ......................    11,262      219,231
 *Bancinsurance Corp.  ................     2,900        7,794
  Bancorp Connecticut, Inc.  ..........     1,000       18,125
  BancorpSouth, Inc.  .................     2,300       50,888
  Bangor Hydro-Electric Co.  ..........     6,000       67,500
  Bank of Granite Corp.  ..............       200        5,600
  Bank of New Hampshire Corp.  ........     2,800      112,525
  BankAtlantic Bancorp, Inc.  .........     1,662       30,332
  BankNorth Group, Inc. DE  ...........     1,700       57,588
  Bankers Corp.  ......................    10,440      179,438
  Bankers First Corp.  ................     2,800       76,300
 *Banner Aerospace, Inc.  .............    12,200       64,050
 *Banyan System, Inc.  ................     7,900       97,269
  Barefoot, Inc.  .....................     5,000       57,500
  Barnes Group, Inc.  .................     3,900      151,125
  Barnwell Industries, Inc.  ..........       600       10,313
 *Barr Laboratories, Inc.  ............     3,900       89,700
 *Barra, Inc.  ........................     6,000       86,250
 *Barrett Business Services, Inc.  ....     5,400       75,600
 *Barrett Resources Corp.  ............    11,800      292,050
 *Barry (R.G.) Corp.  .................     4,088       90,958
 *Base Ten Systems, Inc. Class A  .....     2,800       33,600
 *Basin Exploration, Inc.  ............     4,900       22,050
  Bassett Furniture Industries, Inc.  .     5,000      112,188
  Bay State Gas Co.  ..................     6,500      176,313
  Bay View Capital Corp.  .............     2,000       56,625
 *Bayou Steel Corp. Class A  ..........     4,200       18,375
 *Bayport Restaurant Group, Inc.  .....     3,800       12,825
 *Be Aerospace, Inc.  .................     7,300       65,700
  Bearings, Inc.  .....................     2,200       84,425
  Beauticontrol Cosmetics, Inc.  ......     2,000       18,750
 *Beazer Homes USA, Inc.  .............     2,800       53,900
 *Beeba's Creations, Inc.  ............       785        3,974
 *Bel Fuse, Inc.  .....................     3,000       34,500
 *Belden & Blake Corp.  ...............     2,200       35,475
 *Belding Heminway, Inc. Class A  .....       175          569
  Bell Bancorp, Inc.  .................     3,200      103,600
 *Bell Industries, Inc.  ..............     8,255      187,801
 *Bell Microproducts, Inc.  ...........     2,300       21,850
 *Bell Sports Corp.  ..................     5,345       42,426
 *Bellwethwer Exporation Co.  .........     4,500       23,063
 *Belmac Corp.  .......................       360        1,125
*#Ben & Jerry's Homemade, Inc.
   Class A ............................     2,100       33,206
 *Ben Franklin Retail Stores, Inc.  ...     4,964       17,995
 *Benchmark Electronics, Inc.  ........       800       19,500
 *Benihana, Inc.  .....................     1,000       10,563
*#Benson Eyecare Corp.  ...............     1,667       14,378
 *Benson Financial Corp.  .............       700       11,725
 *Benton Oil & Gas Co.  ...............    12,400      181,350
  Berkshire Gas Co.  ..................     1,000       16,250
 *Berlitz International, Inc.  ........     4,610       72,608
  Berry Petroleum Corp. Class A  ......    13,400      142,375
 *Bertuccis, Inc.  ....................     2,400       12,150
 *Bet Holdings, Inc. Class A  .........     6,700      156,613
 *Bettis Corp.  .......................     6,200       32,550
 #Big B, Inc.  ........................     7,100       70,113
 *Big O Tires, Inc.  ..................     2,000       27,375
  Bindley Western Industries, Inc.  ...     6,500      116,188
  Binks Manufacturing Co.  ............     1,598       39,151
 *Bio Dental Technologies Corp.  ......     3,100       10,075
 *Bio Technology General Corp.  .......    18,800       67,563

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Bio-Logic Systems Corp.  ............     2,100     $ 10,106
 *Bio-Rad Laboratories, Inc. Class A  .     1,000       41,250
 *Biocircuits Corp.  ..................     3,700        7,169
*#Biocraft Laboratories, Inc.  ........     8,000      113,000
 *Biocryst Pharmaceuticals, Inc.  .....     3,800       37,525
 *Biomagnetic Technologies, Inc.  .....     1,800        2,081
 *Biomatrix, Inc.  ....................     2,700       33,413
 *Biosafety Systems, Inc.  ............       700        2,056
 *Biospecifics Technologies Corp.  ....       800        2,800
 *Biospherics, Inc.  ..................     2,000       20,125
 *Biosys, Inc.  .......................     6,314       14,404
 *Biowhittaker, Inc.  .................     4,300       28,488
 *Bird Corp.  .........................     2,500       15,469
  Birmingham Steel Corp.  .............     7,400      110,075
 *Biscayne Apparel, Inc.  .............     1,433        1,433
 *Black Box Corp.  ....................     7,000      118,125
 *Black Hawk Gaming &
   Development, Inc. ..................       500        2,938
  Black Hills Corp.  ..................     9,600      237,600
  Blair Corp.  ........................     2,800       87,150
  Blanch (E.W.) Holdings, Inc.  .......     6,400      138,400
  Blessings Corp.  ....................     6,000       58,500
  Blimpie International  ..............     1,900       22,088
 *Bliss & Laughlin Industries, Inc.  ..       200        1,675
  Blount International, Inc. Class A  .     3,450      103,931
 *Blyth Holdings, Inc.  ...............     5,200       12,513
 *Boca Research, Inc.  ................     2,200       63,800
 *Bombay Co., Inc.  ...................    18,300      123,525
 *Bon-Ton Stores, Inc.  ...............     8,000       44,000
 *Books-a-Million, Inc.  ..............     3,500       49,875
 *Boole & Babbage, Inc.  ..............     3,000      109,125
 *Boomtown, Inc.  .....................     5,900       36,138
 *Borg-Warner Security Corp.  .........    13,700      160,975
 *Borland International, Inc.  ........    17,200      305,300
 *Borror Corp.  .......................     3,100       11,044
  Boston Acoustics, Inc.  .............     3,400       70,125
  Boston Bancorp  .....................     2,400       88,950
 *Boston Technology, Inc.  ............    17,000      242,250
 *Bowmar Instrument Corp.  ............    11,700       27,788
  Bowne & Co., Inc.  ..................     7,900      158,000
 *Box Energy Corp. Class B  ...........     8,800       76,450
 #Bradlees, Inc.  .....................     3,000        4,875
 *Bradley Pharmaceuticals, Inc.
   Class A ............................     1,500        1,688
  Braintree Savings Bank MA  ..........       600       10,800
  Brandon Systems Corp.  ..............     1,200       26,850
 *Brauns Fashions Corp.  ..............     1,000        2,313
  Brenco, Inc.  .......................    11,200      118,300
 *Brendle's, Inc.  ....................     4,100        1,602
  Brenton Banks, Inc.  ................       200        4,000
 *Brewer (C.) Homes, Inc. Class A  ....     5,600       25,900
  Bridgford Foods Corp.  ..............     2,505       24,737
 *Brightpoint, Inc.  ..................     1,250       22,344
 *Brite Voice Systems, Inc.  ..........     2,300       37,663
  Broad National Bancorporation  ......       200        2,075
 *Broadband Technologies, Inc.  .......     2,600       45,175
 *Broadway & Seymour, Inc.  ...........     3,500       64,750
 *Brock Control Systems, Inc.  ........     2,400       23,400
 *Brock Exploration Corp.  ............     1,100        3,575
 *Brockway Standard Holdings Corp.  ...     1,200       19,050
 #Brooke Group, Ltd.  .................     6,800       52,700
 *Brooklyn Bancorp, Inc.  .............     2,400       96,300
 *Brookstone, Inc.  ...................     3,400       29,325
 *Brooktree Corp.  ....................     8,100      103,781
 *Brooktrout Technology, Inc.  ........     2,000       48,250
 *Brothers Gourmet Coffees, Inc.  .....     2,100        8,138

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Brown & Sharpe Manufacturing Co.
   Class A ............................     2,200     $ 22,275
 *Brown (Tom), Inc.  ..................     3,900       49,725
  Brown Group, Inc.  ..................    10,000      140,000
  Brush Wellman, Inc.  ................     8,100      141,750
  Bryn Mawr Bank Corp.  ...............       200        9,550
 *Buckle, Inc.  .......................     1,900       33,488
 *Buffets, Inc.  ......................    15,400      202,125
 *Bugaboo Creek Steak House, Inc.  ....     2,100       18,900
 *Builders Transport, Inc.  ...........     1,800       15,300
 *Bull Run Corp. GA  ..................    21,300       62,569
 *Burlington Coat Factory Warehouse
   Corp. ..............................    20,600      236,900
 *Burr Brown Corp.  ...................    12,450      350,156
 *Bush Boake Allen, Inc.  .............     5,000      153,750
  Bush Industries, Inc. Class A  ......     2,400       40,200
 *Business Records Corp. Holding  Co.       3,500      130,813
 *Butler International, Inc.  .........     1,000        4,656
  Butler Manufacturing Co.  ...........     2,100       71,663
 *Buttrey Food & Drug Stores Co.  .....     3,500       24,938
 *C-COR Electronics, Inc.  ............    10,400      267,800
 *C-TEC Corp.  ........................     3,000       87,000
 *CAI Wireless Systems, Inc.  .........     5,115       43,478
  CBT Corp.  ..........................       200        4,375
 *CCA Industries, Inc.  ...............     2,700        3,966
  CCB Financial Corp.  ................     6,650      330,838
  CCH, Inc. Class A  ..................     3,300      180,675
 *CDI Corp.  ..........................    13,100      242,350
 *CE Software Holdings, Inc.  .........       600        2,025
 *CEM Corp.  ..........................     3,800       49,400
 *CFI Proservices, Inc.  ..............       900       11,475
  CFSB Bancorp, Inc.  .................     1,210       25,108
  CFW Communications Co.  .............     2,500       45,313
  CFX Corp.  ..........................     2,823       44,462
 *CIS Technologies, Inc. DE  ..........    13,500       52,734
  CKE Restaurants, Inc.  ..............    11,000      191,125
  CMAC Investment Corp.  ..............     3,200      149,600
 *CMC Industries, Inc.  ...............     1,200        5,325
 *CMG Information Services, Inc.  .....       900       67,163
 *CMI Corp. Class A  ..................    18,100       92,763
  CML Group, Inc.  ....................    23,500      143,938
  CNB Bancshares, Inc.  ...............     4,244      111,405
*#CNS Income  .........................     6,900      106,088
 *CPAC, Inc.  .........................     1,756       24,145
  CPB, Inc.  ..........................     1,300       43,225
 *CPI Aerostructures, Inc.  ...........       200          234
  CPI Corp.  ..........................     9,800      204,575
  CSB Financial Corp.  ................       500        8,750
 *CSF Holdings, Inc. Class B  .........     3,250      127,969
 *CSP, Inc.  ..........................     2,800       25,200
 *CSS Industries, Inc.  ...............     3,400       71,188
 *CTL Credit, Inc.  ...................     1,400       19,950
  CTS Corp.  ..........................     1,500       54,188
  CU Bancorp  .........................     1,800       17,213
  CVB Financial Corp.  ................     2,395       35,027
 *Cable Design Techologies Corp.  .....     1,900       81,938
 *Cablemaxx, Inc.  ....................     5,000       35,313
  Cabot Oil & Gas Corp. Class A  ......    11,400      161,025
 *Cache, Inc.  ........................     5,025       17,745
 *Caci International, Inc. Class A  ...     1,000       11,875
 *Cade Industries, Inc.  ..............     1,500          984
 *Cadiz Land, Inc.  ...................     8,400       44,100
  Cadmus Communications Corp.  ........     6,500      186,063
 *Caere Corp.  ........................     5,300       49,025

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Cagle's, Inc. Class A  ..............     2,250     $ 34,031
 *Cairn Energy USA, Inc.  .............     6,100       75,869
*#Caldor Corp.  .......................     9,700       40,013
*#Calgene, Inc.  ......................    14,300       74,181
  Calgon Carbon Corp.  ................    21,200      249,100
 *California Amplifier, Inc.  .........     2,400       68,550
  California Bancshares, Inc.  ........     2,000       53,250
 *California Culinary Academy, Inc.  ..       200        1,325
  California Financial Holding Corp.  .     4,000       83,750
*#California Micro Devices Corp.  .....     3,400       32,725
*#California Microwave, Inc.  .........     5,500      118,250
  California State Bank  ..............     1,900       27,075
  California Water Service Co.  .......     2,500       83,125
 *Callon Petroleum Co.  ...............     3,200       30,400
  Calmat Co.  .........................    11,600      200,100
 *Calprop Corp.  ......................     7,700        6,256
 *Calumet Bancorp, Inc.  ..............     1,100       30,663
 *Cambex Corp.  .......................     5,200       39,325
  Cambrex Corp.  ......................     3,300      122,100
 *Cambridge Neuroscience, Inc.  .......     2,300       17,825
*#Cambridge Soundworks, Inc.  .........       600        3,150
 *Cambridge Technology Partners
   Massachusetts, Inc. ................     2,700      134,663
  Camco International, Inc.  ..........     6,900      162,150
 *Campo Eletronics, Appliances &
   Computers, Inc. ....................     3,200       12,800
 *Candela Laser Corp.  ................     1,000        4,375
 *Candies, Inc.  ......................     1,600        4,100
 *Cannon Express, Inc. Class A  .......       900        9,563
 *Cannon Express, Inc. Class B  .......       900        6,638
 *Cannondale Corp.  ...................     1,400       20,125
 *Cantel Industries, Inc. Class B  ....     2,000       19,500
 *Canterbury Educational Services,
   Inc. ...............................     4,800       11,700
 *Canyon Resources Corp.  .............    11,800       23,231
  Cape Cod Bank & Trust Co.  ..........       500       20,250
  Capital Guarantee Corp.  ............     2,600       57,525
 *Capital Pacific Holdings, Inc.  .....     1,000        2,375
  Capital Re Corp.  ...................     8,100      243,000
  Capitol American Financial Corp.  ...    13,000      266,500
  Capitol Bancorp, Ltd.  ..............       900        9,450
  Capitol Transamerica Corp.  .........     2,000       39,250
 *Capstone Pharmacy Services, Inc.  ...     3,200       18,800
 *Capsure Holdings Corp.  .............     7,300      103,113
  Caraustar Industries, Inc.  .........     8,200      164,000
 *Cardinal Realty Services, Inc.  .....       700       11,988
 *Care Group, Inc.  ...................     3,400        9,031
 *Career Horizons, Inc.  ..............     1,200       33,750
 *Carlisle Plastics, Inc. Class A  ....     7,100       31,063
 *Carmike Cinemas, Inc. Class A  ......     4,000       98,000
 #Carolina First Corp.  ...............     1,102       17,357
  Carpenter Technology Corp.  .........     4,200      181,650
 *Carr-Gottstein Foods Co.  ...........     1,554        8,353
*#Carrington Laboratories, Inc.  ......     3,400       77,988
 *Carson Pirie Scott & Co.  ...........     3,300       65,588
  Carter-Wallace, Inc.  ...............    18,500      210,438
 *Carver Corp. WA  ....................     3,800        5,938
  Cascade Corp.  ......................     5,400       77,625
  Cascade Natural Gas Corp.  ..........     3,950       64,681
  Casey's General Stores, Inc.  .......    11,800      272,138
  Cash America International, Inc.  ...    14,200       78,100
 *Casino America, Inc.  ...............     8,000       46,000
 *Casino Data Systems  ................     3,500       59,500
 *Casino Magic Corp.  .................    12,300       54,581
 *Casino Resource Corp.  ..............     3,000        9,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Castech Aluminum Group, Inc.  .......     5,200     $ 79,300
  Castle (A.M.) & Co.  ................    18,750      459,375
 *Catalina Lighting, Inc.  ............     5,000       25,000
 *Catalina Marketing Corp.  ...........     5,000      288,750
 *Catalyst Semiconductor, Inc.  .......     4,000       31,000
 *Catalytica, Inc.  ...................     7,500       31,875
 *Catellus Development Corp.  .........    42,500      249,688
  Cathay Bancorp, Inc.  ...............     1,100       17,600
 *Catherines Stores Corp.  ............     2,400       19,650
  Cato Corp. Class A  .................    11,000       77,688
  Cavalier Homes, Inc.  ...............     1,625       30,875
 *Cedar Group, Inc.  ..................     5,800       40,238
 *Cel-Sci Corp.  ......................     1,000        3,000
 *Celadon Group, Inc.  ................     1,600       14,400
 *Celebrity, Inc.  ....................     2,500       14,375
 *Celestial Seasonings, Inc.  .........     1,600       31,000
 *Celex Group, Inc.  ..................     2,000       16,125
*#Celgene Corp.  ......................     4,800       46,200
 *Cell Genesys, Inc.  .................     6,800       55,675
 *Cellpro, Inc.  ......................     5,600       70,000
 *Cellstar Corp.  .....................     3,700       96,431
 *Cellular Communications, Inc.
   Class A ............................     2,900      139,200
 *Cellular Technical Services Co.,
   Inc. ...............................     2,633       57,268
*#Celtrix Pharmaceuticals, Inc.  ......     5,000        9,531
  Cenfed Financial Corp.  .............     1,200       27,450
  Cenit Bancorp, Inc.  ................       200        7,375
 *Centennial Bancorp  .................     1,333       16,829
 *Centennial Cellular Corp. Class A  ..     6,100      115,138
 *Centennial Technologies, Inc.  ......     1,000       16,500
  Center Banks, Inc.  .................       200        2,875
  Center Financial Corp.  .............     6,200      111,600
 *Centex Construction Products, Inc.  .     5,000       70,000
 *Centigram Communications Corp.  .....     2,600       55,575
  Central & Southern Holding Co.  .....     1,500       13,594
 *Central Co-Operative Bank
   Somerville, MA .....................       900       11,475
  Central Hudson Gas & Electric  Corp.      7,000      212,625
  Central Louisiana Electric Co., Inc.      5,300      135,813
  Central Maine Power Co.  ............    16,200      218,700
  Central Reserve Life Corp.  .........     1,800       17,213
 *Central Sprinkler Corp.  ............     2,500       84,688
 *Central Tractor Farm & Country,
   Inc. ...............................     2,100       19,688
  Central Vermont Public Service
   Corp. ..............................     5,250       70,875
  Century Bancorp Income Class A  .....     1,000       10,250
 *Century Communications Corp.
   Class A.............................    11,300       96,050
*#Cephalon, Inc.  .....................    10,300      287,113
 *Ceradyne, Inc.  .....................    11,800       64,163
 *Cerberonics, Inc. Class A  ..........       200        1,388
 *Cerplex Group, Inc.  ................     6,000       43,125
 *Chad Therapeutics  ..................     2,450       37,975
 *Champion Enterprises, Inc.  .........    10,400      312,000
 #Champion Industries, Inc.  ..........     1,000       22,625
  Champion Parts, Inc.  ...............     1,800          900
 *Champps Entertainment, Inc.  ........     1,000       10,500
  Chaparral Steel Co.  ................    11,200      117,600
 *Charming Shoppes, Inc.  .............    50,000      117,188
 *Chart House Enterprises, Inc.  ......     4,700       30,550
  Chart Industries, Inc.  .............     5,000       36,875
  Charter Federal Savings Bank  .......     2,100       32,288
 *Charter Medical Corp.  ..............     4,500       82,125

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares      Value+
                                           ------      ------
  Charter One Financial, Inc.  ........    28,760    $916,725
  Charter Power Systems, Inc.  ........     4,300     105,888
 *Chattem, Inc.  ......................     2,500      11,250
 *Check Technology Corp.  .............     2,400      19,800
 *Checkers Drive-In Restaurant, Inc.  .    25,100      34,905
 *Checkmate Electronics, Inc.  ........     1,000      15,000
*#Checkpoint System, Inc.  ............     9,700     299,488
 *Cheesecake Factory, Inc.  ...........     2,100      47,513
  Chemed Corp.  .......................     2,500      97,188
 *Chemfab Corp.  ......................     3,700      75,388
 *Chempower, Inc.  ....................     1,800       6,919
 *Chemtrak, Inc.  .....................     2,700       5,063
 *Cherry Corp. Class A  ...............     3,600      36,450
 *Cherry Corp. Class B  ...............     3,600      36,450
 *Chesapeake Energy Corp.  ............       200       8,500
  Chesapeake Utilities Corp.  .........     1,500      22,313
  Chester Valley Bancorp  .............       210       4,016
 *Chic by His, Inc.  ..................     4,400      23,650
  Chicago Rivet & Machine Co.  ........       700      21,088
*#Chicos Fas, Inc.  ...................     4,000      19,750
 *Children's Comprehensive Services,
   Inc. ...............................     4,300      14,513
 *Children's Discovery Centers of
   America, Inc. Class A ..............     1,200       9,750
*#Chips & Technologies, Inc.  .........    10,100     107,313
  Chittenden Corp.  ...................     3,306      95,461
*#Chock Full O' Nuts Corp.  ...........    10,130      58,248
 *Cholestech Corp.  ...................     4,500      14,625
 *Christiana Companies, Inc.  .........    12,300     292,125
 *Chromcraft Revington, Inc.  .........     1,000      24,250
*#Chronimed, Inc.  ....................     4,850      72,144
  Church & Dwight Co., Inc.  ..........    11,700     213,525
 *Ciber, Inc.  ........................     1,200      37,050
*#Cidco, Inc.  ........................     2,800      74,900
  Cilcorp, Inc.  ......................     5,200     213,850
 *Cimco, Inc.  ........................     1,200      11,475
 *Cincinnati Microwave, Inc.  .........     7,300      50,188
 *Cinergi Pictures Entertainment, Inc.      2,800      10,675
 *Ciprico, Inc.  ......................       600       7,425
 *Circon Corp.  .......................     5,190     113,856
 *Circuit Systems, Inc.  ..............     2,100      11,944
 *Citation Computer System, Inc.  .....     1,500       6,000
 *Citation Corp.  .....................     2,700      43,875
 *Citation Insurance Group  ...........     2,400      10,650
  Citfed Bancorp, Inc.  ...............     2,100      71,925
  Citicasters, Inc. Class A  ..........     5,400     171,788
  Citizens Bancorp MD  ................     6,400     215,200
  Citizens Banking Corp.  .............     6,400     201,600
 *Citizens, Inc. Class A  .............    11,000      96,250
  City Holding Co.  ...................       220       5,143
  City National Corp.  ................    20,200     277,750
 *Civic Bancorp  ......................     1,800      13,613
  Claire's Stores, Inc.  ..............    11,100     216,450
  Clarcor, Inc.  ......................     8,500     185,938
 *Clark (Dick) Productions, Inc.  .....     3,300      30,525
 *Clean Harbors, Inc.  ................     6,900      20,700
  Cleveland Cliffs, Inc.  .............     3,400     133,025
 *Cliffs Drilling Co.  ................     2,500      35,000
 *Clintrials Research, Inc.  ..........     1,800      31,500
 *Clothestime, Inc.  ..................     8,000      12,750
  Co-Operative Bank of Concord, MA  ...     3,000      54,375
  Coachmen Industries, Inc.  ..........     7,400     143,375
 *Coast Distribution System  ..........     4,700      27,613
*#Coast Savings Financial, Inc.  ......     5,400     161,325

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Coastal Bancorp, Inc.  ..............     4,000     $ 67,750
 *Coastal Physician Group, Inc.  ......     9,500      134,188
 *Coastcast Corp.  ....................     3,000       31,500
  Cobancorp, Inc.  ....................       206        3,966
 *Cobra Electronic Corp.  .............     1,000        2,625
 *Cobra Industries ,Inc.  .............     2,200        1,925
  Coca Cola Bottling Co.
   Consolidated .......................     1,900       64,363
 *Cocensys, Inc.  .....................     6,700       46,481
 *Coda Energy, Inc.  ..................    15,200      114,950
 *Code Alarm, Inc.  ...................     1,500       11,250
 #Coeur d'Alene Mines Corp. ID  .......     7,700      139,563
 *Cognitronics Corp.  .................     3,800       22,563
 *Coherent Communications Systems
   Corp. ..............................     9,200      143,750
 *Coherent, Inc.  .....................     8,400      354,900
 *Coho Energy, Inc.  ..................    10,000       46,875
  Cohu, Inc.  .........................     8,200      235,750
 *Cold Metal Products, Inc.  ..........     4,200       19,425
 *Cole National Corp. Class A  ........     5,000       70,000
  Collagen Corp.  .....................     5,600      102,900
  Collective Bancorp, Inc.  ...........     9,149      242,449
 *Collins & Aikman Corp.  .............     5,000       31,875
 *Collins Industries, Inc.  ...........     6,600       12,788
  Colonial Bancgroup, Inc.  ...........     3,600      105,750
*#Colonial Data Technologies Corp.  ...     6,200       98,425
  Colonial Gas Co.  ...................     8,050      169,050
 *Columbia Laboratories, Inc.  ........    10,100       70,700
 *Columbus Energy Corp.  ..............     1,300        7,638
 *Comarco, Inc.  ......................     2,800       37,975
 *Comdata Holding Corp.  ..............     3,866       92,301
 *Comdial Corp.  ......................     3,600       37,350
  Commerce Bancorp, Inc.  .............     5,835      130,558
 *Commercial Bancshares, Inc.  ........       200        2,900
  Commercial Federal Corp.  ...........     6,438      235,792
  Commercial Intertech Corp.  .........     4,500       79,875
  Commercial Metals Co.  ..............     7,600      178,600
 *Commnet Cellular, Inc.  .............     5,300      143,431
  Commonwealth Energy System  .........     2,100       94,500
 *Communication Cable, Inc.  ..........     1,112       12,858
 *Communications Central, Inc.  .......     2,300       11,500
  Communications Systems, Inc.  .......     9,000      145,125
  Community Bank System, Inc.  ........     2,500       82,813
  Community Bankshares, Inc. NH  ......       800       14,900
  Community First Bankshares, Inc.  ...     2,300       47,725
  Community Psychiatric Centers  ......    21,800      242,525
 *Competitive Technologies, Inc.  .....     1,400       12,338
 *Compression Laboratories, Inc.  .....     8,800       64,350
 *Comptek Research, Inc.  .............     7,900       82,950
 *Compucom Systems, Inc.  .............    10,000       82,500
  Computer Data Systems, Inc.  ........     5,700       81,225
 *Computer Horizons Corp.  ............    11,925      417,375
 *Computer Identics Corp.  ............     4,200        9,450
  Computer Language Research, Inc.  ...     9,600      114,000
 *Computer Network Technology  Corp.  .    11,100       67,294
 *Computer Outsourcing Services,  Inc.        700        3,019
 *Computer Products, Inc.  ............    12,200      151,738
  Computer Task Group, Inc.  ..........     1,900       36,813
 *Computer Telephone Corp. Class 1  ...     3,000       48,000
 *Computervision Corp.  ...............    23,700      296,250
 *Computrac, Inc.  ....................     2,400        5,250
 *Comshare, Inc.  .....................     6,000      145,500
 *Comstock Resources, Inc.  ...........     4,900       23,734
 *Comtech Telecommunications  Corp.  ..     1,000        2,500

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares      Value+
                                           ------      ------
 *Comverse Tecnology, Inc.  ...........     9,900    $224,606
 *Condor Services, Inc.  ..............     1,000       3,750
 *Conductus, Inc.  ....................     2,000      13,000
 *Cone Mills Corp. NC  ................    15,000     168,750
 *Conmed Corp.  .......................     8,850     276,563
  Connecticut Energy Corp.  ...........     3,800      76,475
  Connecticut Natural Gas Corp.  ......     2,900      67,063
  Connecticut Water Services, Inc.  ...     1,400      38,850
 *Consep, Inc.  .......................     4,300      12,631
  Conservative Savings Corp.  .........       700       9,538
 *Consilium, Inc.  ....................     4,000      52,500
 *Conso Products Co.  .................     1,500      24,188
 *Consolidated Graphics, Inc.  ........     1,100      26,675
 *Consolidated Products, Inc.  ........     5,457      89,017
 *Consolidated Stainless, Inc.  .......       800       7,200
  Consolidated Tokoma Land Co.  .......     1,700      26,988
 *Consumer Portfolio Services, Inc.  ..       200       3,775
  Consumers Water Co.  ................     4,100      71,750
 *Continental Can, Inc. DE  ...........     1,000      18,125
  Continental Homes Holding Corp.  ....     3,600      66,150
 *Continental Waste Industries, Inc.  .     1,200      22,350
 *Control Data Systems, Inc.  .........     8,300     141,619
 *Convest Energy Corp.  ...............     1,000       3,125
 *Convex Computer Corp.  ..............    11,600      55,100
  Cooker Restaurant Corp.  ............     3,500      37,188
 *Cooper Companies, Inc.  .............     4,800      30,600
 *Copart, Inc.  .......................     4,400     103,675
 *Copley Pharmaceutical, Inc.  ........     7,500     112,500
 *Copytele, Inc.  .....................    10,300     100,425
 *Cor Therapeutics, Inc.  .............    10,700     115,694
 *Coram Healthcare Corp.  .............    16,000      88,000
 *Corcom, Inc.  .......................       700       4,638
  Core Industries, Inc.  ..............     5,200      71,500
 *Core, Inc.  .........................     1,000       9,375
 *Cornerstone Financial Corp.  ........       800       6,975
 *Cornerstone Imaging, Inc.  ..........     3,000      52,500
 *Cornerstone Natural Gas, Inc.  ......     2,500       5,938
 *Corrpro Companies, Inc.  ............     1,200       6,750
 *Cortech, Inc.  ......................     7,100      11,981
 *Corvas International, Inc.  .........     3,300       9,900
 *Corvel Corp.  .......................     1,000      32,500
 *Cosmetic Centers, Inc. Class A  .....     1,100       7,975
 *Cosmetic Centers, Inc. Class B  .....       200       1,450
  Cotton States Life Insurance Co.  ...       250       2,375
  Courier Corp.  ......................       800      20,200
 *Covenant Transport, Inc. Class A  ...     2,200      28,325
 *Coventry Corp.  .....................    10,000     195,625
  Craftmade International, Inc.  ......     2,000      15,125
*#Craig (Jenny), Inc.  ................    11,900     113,050
 *Craig Corp.  ........................     1,000       9,375
*#Cray Research, Inc.  ................    12,800     307,200
 *Creative Biomolecules, Inc.  ........     7,900      47,400
 *Creative Technologies Corp.  ........     1,000       2,156
 *Credence Systems Corp.  .............    11,250     336,797
*#Cree Research, Inc.  ................     6,000     112,500
 *Criticare Systems, Inc.  ............     3,000       9,375
 *Crop Growers Corp.  .................     1,600      20,800
  Cross (A.T.) Co. Class A  ...........     8,900     141,844
  Cross Timbers Oil Co.  ..............     8,000     137,000
 *Crosscomm Corp.  ....................     2,300      27,600
 *Crossman Communities, Inc.  .........     4,000      67,000
 *Crown Books Corp.  ..................     2,700      33,750

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Crown Central Petroleum Corp.
   Class A ............................     1,400     $ 19,775
 *Crown Central Petroleum Corp.
   Class B ............................     1,500       20,250
  Crown Crafts, Inc.  .................     5,100       62,475
 *Crown Resources Corp.  ..............     6,600       28,463
 *Crown-Andersen, Inc.  ...............     1,000        7,813
 *Cruise America, Inc.  ...............     2,600       14,300
 *Cryenco Sciences, Inc. Class A  .....     2,400       11,400
 *Cryolife, Inc.  .....................       900       11,475
 *Cryomedical Sciences, Inc.  .........    12,300       29,213
 *Crystal Oil Co.  ....................     1,200       35,700
  Cubic Corp.  ........................     1,600       38,200
 *Culbro Corp.  .......................     2,200      110,550
  Cullen Frost Bankers, Inc.  .........     5,030      253,386
  Culp, Inc.  .........................    16,818      168,180
  Cupertino National Bancorp  .........       220        2,888
 *Curative Technologies, Inc.  ........     7,000       89,688
  Curtiss-Wright Corp.  ...............     1,300       61,913
 *Custom Chrome, Inc.  ................     1,000       24,500
 *Customedix Corp.  ...................     1,100        2,063
 *Cyberonics, Inc.  ...................     4,100       27,163
 *Cyberoptics Corp.  ..................     1,900       64,600
 *Cycare Systems, Inc.  ...............     3,400       95,200
 *Cygne Designs, Inc.  ................     5,000        7,188
 *Cygnus, Inc.  .......................     4,100       64,319
 *Cypros Pharmaceutical Corp.  ........     6,000       22,875
 *Cypros Pharmaceuticals Corp.
   (Private Placement) ................     2,700        9,264
 *Cyrk, Inc.  .........................     4,500       45,000
 *Cytel Corp.  ........................     8,000       34,500
*#Cytogen Corp.  ......................    12,800       68,000
 *Cytotherapeutics, Inc.  .............     7,400       91,113
 *Cytrx Corp.  ........................    19,000       19,000
 *D&N Financial Corp.  ................     2,700       31,894
 *DAIG Corp.  .........................     3,000       62,625
 *DBA Systems, Inc.  ..................     1,700        8,606
 *DDL Electronics, Inc.  ..............     6,500       18,688
 *DEP Corp. Class A  ..................     1,900        2,375
 *DEP Corp. Class B  ..................     6,200        9,300
 *DH Technology, Inc.  ................     3,750       83,906
 *DIY Home Warehouse, Inc.  ...........    10,000       45,625
 *DM Management Co.  ..................     2,000        4,000
 *DMX, Inc.  ..........................    13,000       35,750
 *DNA Plant Technology Corp.  .........    17,300       12,975
 *DNX Corp.  ..........................     3,800       13,300
 *DR Horten, Inc.  ....................    17,549      177,684
 *DRCA Medical Corp.  .................     2,100        7,219
 *DS Bancor, Inc.  ....................       764       18,718
 *DSP Group, Inc.  ....................     1,900       22,800
 *DSP Technology, Inc.  ...............     1,000        6,625
  DT Industries, Inc.  ................     5,000       66,250
 *DVI, Inc.  ..........................     5,500       72,875
 *Daily Journal Corp.  ................       200        7,100
 *Dairy Mart Convenience Stores, Inc.
   Class A ............................     1,600       10,500
 *Daka International, Inc.  ...........     1,100       31,213
  Dallas Semiconductor Corp.  .........    18,700      402,050
 *Damark International, Inc. Class A  .     3,700       24,744
  Dames & Moore, Inc.  ................    13,300      174,563
  Daniel Industries, Inc.  ............     5,200       68,900
 *Danskin, Inc.  ......................     2,400       11,550
 *Darling International, Inc.  ........     1,000       23,625
  Dart Group Corp. Class A  ...........       700       65,013

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Data Broadcasting Corp.  ............     3,245     $ 45,633
 *Data General Corp.  .................    18,000      218,250
 *Data I/O Corp.  .....................     3,700       29,369
 *Data Measurement Corp.  .............       200        3,563
 *Data Race, Inc.  ....................     1,800        8,269
 *Data Research Association, Inc.  ....     1,000       17,438
 *Data Systems & Software, Inc.  ......     1,800       15,075
 *Data Translation, Inc.  .............     8,400      161,700
 *Data Transmission Network Corp.  ....       700       30,625
 *Dataflex Corp.  .....................     3,400       17,000
 *Datakey, Inc.  ......................     1,000        5,500
 *Datamarine International, Inc.  .....       200        1,300
 *Datametrics Corp.  ..................     4,100       35,106
 *Datapoint Corp.  ....................     4,200        5,775
 *Dataram Corp.  ......................     1,100        7,838
 *Datascope Corp.  ....................    10,800      273,375
 *Dataware Technologies, Inc.  ........     4,000       45,000
 *Datawatch Corp.  ....................     2,400       12,525
 *Datron Systems, Inc.  ...............     1,800       34,650
 *Datum, Inc.  ........................     1,600       15,900
 *Davco Restaurants, Inc.  ............     3,000       36,375
 *Dave and Busters, Inc.  .............     2,200       32,450
 *Davel Communications Group, Inc.  ...       700        8,750
  Davis Water & Waste Industries,
   Inc. ...............................     5,500       86,625
 *Davox Corp.  ........................     5,000       53,438
*#Daw Technologies, Inc.  .............     5,000       30,625
 *Dawson Geophysical Co.  .............     4,100       41,513
 *Daxor Corp.  ........................     4,400       29,150
 *Day Runner, Inc.  ...................     1,200       33,450
 *De Soto, Inc.  ......................     2,700       10,800
  DeKalb Genetics Corp. Class B  ......     2,000       89,750
  Deb Shops, Inc.  ....................     4,800       17,550
 *Deckers Outdoor Corp.  ..............     1,800       12,150
  Decorator Industries, Inc.  .........       900        7,425
 *Deeptech International, Inc.  .......     6,100       25,163
  Defiance, Inc.  .....................     7,600       56,525
 *Deflecta-Shield Corp.  ..............     1,000        5,500
 *Del Electronics Corp.  ..............     1,423        9,250
  Del Laboratories, Inc.  .............     9,066      177,920
 *Delaware Ostego Corp.  ..............       200        1,950
  Delchamps, Inc.  ....................     1,000       17,500
 *Delphi Financial Group, Inc.
   Class A ............................     1,300       25,838
 *Delphi Information Systems, Inc.  ...     5,000        5,938
  Delta & Pine Land Co.  ..............     4,800      181,200
  Delta Natural Gas Co., Inc.  ........     1,400       24,763
  Delta Woodside Industries, Inc.  ....    11,000       71,500
 *Designs, Inc.  ......................    12,450       99,600
 *Detection Systems, Inc.  ............     2,800       18,900
 *Detrex Corp.  .......................       500        2,406
 *Detroit Diesel Corp.  ...............    10,000      182,500
 *Devcon International Corp.  .........     2,000       15,125
 *Devlieg-Bullard, Inc.  ..............     6,500       15,438
  Devon Energy Corp.  .................    14,700      354,638
 *Devon Group, Inc.  ..................     1,400       53,550
 *Devry, Inc.  ........................    11,200      298,200
 *Dewolfe Companies, Inc.  ............       200        1,125
  Dexter Corp. CT  ....................    12,100      294,938
  Diagnostic Products Corp.  ..........     5,000      179,375
 *Diagnostic Retrieval Systems, Inc.
   Class A ............................       500        3,938
*#Dial Page, Inc.  ....................     5,600       89,250
 *Dialogic Corp.  .....................     8,500      270,938
 *Diametrics Medical, Inc.  ...........     5,700       39,900
 *Diana Corp.  ........................     1,550       22,669

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Dianon Systems, Inc.  ...............     3,300     $ 12,581
 *Digi International, Inc.  ...........     4,100       95,069
 *Digicon, Inc.  ......................     4,500       27,000
 *Digital Biometrics, Inc.  ...........     5,000       31,250
 *Digital Link Corp.  .................     1,800       32,850
 *Digital Microwave Corp.  ............     6,300       77,175
 *Digital Sound Corp.  ................     7,900       15,553
 *Digital Systems International, Inc.       6,500       88,156
 *Dimac Corp.  ........................     1,300       35,263
 *Dimark, Inc.  .......................     2,500       35,000
 *Dime Financial Corp.  ...............     2,300       27,600
 #Dimon, Inc.  ........................    19,150      330,338
 *Diodes, Inc.  .......................     1,800       24,750
 *Dionex Corp.  .......................     2,400      135,000
 *Discount Auto Parts, Inc.  ..........    10,300      285,825
 *Discovery Zone, Inc.  ...............       200          653
  Dixie Yarns, Inc.  ..................     4,381       17,250
 *Dixon Ticonderoga Co.  ..............     1,700       10,200
 *Dolco Packaging Corp.  ..............       200        4,000
  Donegal Group, Inc.  ................     1,800       33,525
  Donnelly Corp. Class A  .............     3,000       42,375
 *Donnkenny, Inc.  ....................     1,400       46,288
 *Dorsey Trailers, Inc.  ..............     3,000       20,250
 *Doubletree Corp.  ...................     2,500       52,813
  Douglas & Lomason Co.  ..............     2,600       29,575
 *Dovatron International, Inc.  .......     3,000       99,375
  Downey Financial Corp.  .............     7,400      168,350
 *Dravo Corp.  ........................     3,800       45,600
 *Dress Barn, Inc.  ...................    13,400      122,275
 *Drew Industries, Inc.  ..............     3,200       48,800
*#Drexler Technology Corp.  ...........     3,300       44,138
  Dreyer's Grand Ice Cream, Inc.  .....     8,300      273,900
 *Drug Emporium, Inc.  ................     5,300       21,863
 *Drypers Corp.  ......................     1,500        2,766
 *Dual Drilling Co.  ..................     5,000       50,938
 *Duckwall-Alco Stores, Inc.  .........       800        7,800
 *Ducommun, Inc.  .....................     4,800       49,200
  Duff & Phelps Credit Rating Co.  ....     2,566       39,452
 *Duplex Products, Inc.  ..............     4,300       32,788
 *Dura Pharmaceuticals, Inc.  .........     5,100      147,900
*#Duracraft Corp.  ....................     3,300       77,138
 *Durakon Industries, Inc.  ...........     5,200       71,500
*#Duramed Pharmaceuticals, Inc.  ......     3,200       51,600
  Duriron Co., Inc.  ..................    11,400      323,475
  Duty Free International, Inc.  ......    15,000      202,500
 *Dwyer Group, Inc.  ..................       300          825
  Dyersburg Corp.  ....................     5,700       27,075
  Dynamics Corp. of America  ..........     7,500      174,375
 *Dynamics Research Corp.  ............     4,471       26,267
 *Dynatech Corp.  .....................     8,400      123,900
 *E for M Corp.  ......................     1,200       14,325
  E'town Corp.  .......................     1,200       35,250
 *E-Z-Em, Inc. Class A  ...............     2,450       24,500
 *E-Z-Em, Inc. Class B  ...............     5,874       54,335
 *EA Engineering Science &
   Technology, Inc. ...................     5,625       22,148
 *ECC International Corp.  ............     8,500       87,125
 *ECCS, Inc.  .........................       800        1,350
 *EFI Electronics Corp.  ..............       800          863
 *EIS International, Inc.  ............     5,200       80,275
 *ELXSI Corp.  ........................     2,200       12,513
  EMC Insurance Group, Inc.  ..........     6,300       80,325
 *EP Technologies, Inc.  ..............     5,000       63,125
 *ERLY Industries, Inc.  ..............       300        2,156

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                           Shares       Value+
                                           ------       ------
 *ERO, Inc.  ..........................     3,000     $ 18,375
 *ESCO Electronics Corp. Trust
   Receipts ...........................     8,700       69,600
  ESELCO, Inc.  .......................       206        4,944
 *ESSEF Corp.  ........................     1,500       23,813
 *EZ Serve Corp.  .....................    17,000       23,375
  Eagle Bancshares, Inc.  .............       200        7,125
 *Eagle Finance Corp.  ................     2,000       27,750
  Eagle Financial Corp.  ..............     2,200       60,500
 *Eagle Food Centers, Inc.  ...........     8,100       14,681
*#Eagle Hardware & Garden, Inc.  ......     9,400       71,088
 *Earth Technology Corp.  .............     3,500       20,781
  Eastern Bancorp, Inc.  ..............     1,100       29,700
  Eastern Co.  ........................     5,600       63,000
 *Eastern Environment Services, Inc.  .     1,000        1,813
  Eastern Utilities Associates  .......     8,900      204,700
 *Eateries, Inc.  .....................     1,500        3,891
  Eaton Vance Corp.  ..................     1,800       52,425
 *Ecogen, Inc.  .......................    21,700       28,481
  Ecology & Environment, Inc.
   Class A ............................       500        3,875
 *Ecoscience Corp.  ...................     6,000        3,375
 *Edelbrock Corp.  ....................     2,000       29,250
  Edison Brothers Stores, Inc.  .......    11,000       20,625
 *Edison Control Corp.  ...............     1,000        5,000
 *Edisto Resources Corp.  .............     7,600       38,000
 *Editek, Inc.  .......................     1,700        5,313
 *Edmark Corp.  .......................     1,200       49,050
 *Edo Corp.  ..........................     3,400       16,575
*#Education Alternatives, Inc.  .......     5,000       24,063
 *Educational Development Corp.  ......       900       20,138
 *Educational Insights, Inc.  .........     2,800       10,850
 *Effective Management Systems, Inc....     1,400        7,350
 *Egghead, Inc.  ......................     7,800       61,425
  Ekco Group, Inc.  ...................     8,800       52,800
 *El Chico Restaurants, Inc.  .........     2,900       26,463
  Elcor Corp.  ........................     6,000      125,250
  Eldorado Bancorp CA  ................       770       12,705
 *Electric & Gas Technology, Inc.  ....     4,900       14,394
 *Electric Fuel Corp.  ................     3,500       28,000
 *Electro Rent Corp.  .................     6,000      122,250
 *Electro Scientific Industries, Inc.       4,500      127,125
 *Electroglas, Inc.  ..................       200       11,775
 *Electromagnetic Sciences, Inc.  .....    11,500      124,344
 *Electronic Associates, Inc.  ........     4,400       22,550
 *Electronic Fab Technology, Inc.  ....     5,000       20,000
 *Electronic Retailing System
   International, Inc. ................     2,300        6,613
  Electronic Tele Communications,
   Inc. Class A .......................     1,000        3,125
 *Elek-Tek, Inc.  .....................     4,000       13,250
 *Eljer Industries, Inc.  .............     2,100       16,538
  Ellett Brothers, Inc.  ..............     3,000       24,563
 *Eltron International, Inc.  .........     2,000       75,250
 *Embrex, Inc.  .......................     2,300       13,800
 *Emcare Holdings, Inc.  ..............     1,600       36,900
 *Emcon  ..............................     3,200       12,400
 *Emisphere Technologies, Inc.  .......     3,000       21,375
 *Emmis Broadcasting Corp. Class A  ...     1,600       43,200
*#Empi, Inc.  .........................     2,000       37,375
  Empire District Electric Co.  .......     6,800      130,900
 *Emulex Corp.  .......................     4,450       55,347
 *Encad, Inc.  ........................     1,100       20,556
 *Encore Computer Corp.  ..............     6,800       13,069
 *Encore Wire Corp.  ..................     3,200       33,200

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Endosonics Corp.  ...................     5,000     $ 71,563
  Energen Corp.  ......................     6,600      153,450
 *Energy Biosystems Corp.  ............     6,000       53,250
 *Energy Research Corp.  ..............     1,500       17,250
 *Energy Ventures, Inc.  ..............     4,400       92,400
  Energy West, Inc.  ..................       200        1,688
  Energynorth, Inc.  ..................     2,400       41,700
  Engineered Support Systems, Inc.  ...       200        1,238
 *Engineering Measurements Co.  .......     1,000        2,563
  Engle Homes, Inc.  ..................     2,800       23,625
  Enhance Financial Services Group,
   Inc. ...............................     9,900      238,838
  Ennis Business Forms, Inc.  .........     6,600       82,500
 *Ensys Environmental Products, Inc.  .     1,000        2,875
 *Envirogen, Inc.  ....................     3,000        9,188
 *Environmental Elements Corp.  .......     6,400       11,200
 *Environmental Technologies Corp.  ...     1,200       11,925
 *Envirotest Systems Corp. Class A  ...     7,200       18,900
 *Envoy Corp.  ........................     2,000       30,000
*#Enzo Biochem, Inc.  .................    10,395      202,703
 *Enzon, Inc.  ........................    10,200       23,906
*#Epitope, Inc.  ......................     4,800       56,400
 *Equinox Systems, Inc.  ..............     2,000       15,625
 *Equitex, Inc.  ......................     1,000        1,625
 *Equitrac Corp.  .....................     1,500        8,531
 *Equity Marketing, Inc.  .............     2,200       29,838
 *Equity Oil Co.  .....................    14,200       78,100
 *Ernst Home Center, Inc.  ............     6,800       18,700
 *Escalade, Inc.  .....................     3,335       13,965
  Eskimo Pie Corp.  ...................     1,600       30,000
 *Esmor Correctional Services, Inc.  ..       900        8,100
  Espey Manufacturing & Electronics
   Corp. ..............................     1,700       22,525
 *Essex Corp.  ........................     1,000        2,625
  Essex County Gas Co.  ...............       200        5,050
 *Esterline Technologies Corp.  .......     3,000       64,500
 *Ethan Allen Interiors, Inc.  ........     3,700       81,400
 *Evans & Sutherland Computer Corp.  ..     3,800       92,150
 *Evans Systems, Inc.  ................       600        2,213
 *Evans, Inc.  ........................     1,000        1,438
  Evergreen Bancorp, Inc. DE  .........       900       19,913
 *Evergreen Media Corp. Class A  ......     6,900      167,325
 *Evergreen Resources, Inc.  ..........     2,300        9,919
 *Exabyte Corp.  ......................    10,700      133,750
 *Exar Corp.  .........................     8,100      172,125
 *Excalibur Technologies Corp.  .......     4,600      104,650
  Excel Industries, Inc.  .............     7,600       93,100
 *Excel Technology, Inc.  .............     3,300       21,656
  Executive Risk, Inc.  ...............     3,800       98,800
 *Executive Telecard, Ltd.  ...........     5,384       37,352
 *Executone Information Systems,  Inc.     18,400       51,175
 *Exide Electronics Group, Inc.  ......     1,352       20,280
  Expeditors International of
   Washington .........................     4,800      121,200
 *Express America Holdings Corp.  .....     2,400       12,300
 *Express Scripts, Inc. Class A  ......       900       37,688
 *Ezcorp, Inc. Class A Non-Voting  ....     4,900       21,438
  F & M Bancorporation, Inc.  .........     1,000       26,625
  F & M National Corp.  ...............     3,177       58,377
  FCB Financial Corp.  ................       200        3,425
 *FDP Corp.  ..........................     3,500       27,344
  FFLC Bancorp  .......................       500        9,750
  FFY Financial Corp.  ................     1,100       23,169
 *FLIR Systems, Inc.  .................     1,000       12,875

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares      Value+
                                           ------      ------
 *FM Properties, Inc.  ................     5,700    $  9,619
  FMC Gold Co.  .......................    33,400     137,775
 *FNB Rochester Corp.  ................     1,400      11,725
 *FPA Corp.  ..........................     2,000       2,000
 *FPA Medical Management, Inc.  .......     3,000      19,125
 *FRP Properties, Inc.  ...............     2,500      44,063
 *FSI International, Inc.  ............    10,400     208,000
  Fab Industries, Inc.  ...............     5,600     165,550
 *Fabri-Centers of America, Inc.
   Class A ............................     9,200     134,550
 *Fabri-Centers of America, Inc.
   Class B ............................     9,200     109,250
  Facelifters Home Systems, Inc.  .....     1,300      13,650
 *Failure Group, Inc.  ................     4,300      27,950
  Fair, Isaac & Co., Inc.  ............     2,000      57,250
 *Fairchild Corp. Class A  ............     6,000      45,750
 *Fairfield Communities, Inc.  ........     2,100      15,225
 *Falcon Building Products, Inc.
   Class A ............................     3,000      27,375
  Falcon Products, Inc.  ..............     5,500      77,000
  Family Bancorp  .....................     1,650      29,288
 *Family Golf Centers, Inc.  ..........     1,000      16,063
  Fansteel, Inc.  .....................     4,000      27,500
 *Farah, Inc.  ........................     8,000      50,000
  Farmer Brothers Co.  ................       200      27,500
 *Farr Co.  ...........................     2,300      17,250
  Farrel Corp.  .......................     2,400       9,000
 *Fastcomm Communications Corp.  ......     5,700      34,200
  Fay's, Inc.  ........................    10,175      69,953
 *Featherlite Manufacturing, Inc.  ....     1,200       6,300
 *Fed One Bancorp  ....................       600       9,225
  Fedders Corp.  ......................    10,000      52,500
  Fedders Corp. Class A  ..............     8,750      36,094
  Federal Screw Works  ................     1,800      41,400
 *Ferrofluidics Corp.  ................     2,231      26,772
 *Fiberstars, Inc.  ...................       700       2,625
 *Fibreboard Corp.  ...................     2,400      52,500
  Fidelity Bancorp, Inc. Delaware  ....       700      10,850
  Fidelity Federal Bancorp  ...........     1,000      14,750
  Fidelity Financial Bankshares Corp.         210       2,940
  Fidelity National Financial, Inc.  ..     6,950     109,463
 *Fieldcrest Cannon, Inc.  ............     1,000      20,125
 *Fifty-Off Stores, Inc.  .............     5,600       6,475
 *Figgie International, Inc. Class A  .     6,800      79,900
 *Figgie International, Inc. Class B  .     3,500      38,500
 *Filenes Basement Corp.  .............    12,200      43,081
 *Filenet Corp.  ......................     3,200     136,000
 *Financial Benefit Group, Inc.
   Class A ............................     4,200      19,294
 *Financial Federal Corp.  ............     2,700      58,050
  Financial Trust Corp.  ..............     3,200      97,600
 *Financing for Science International,
   Inc. ...............................     1,100       5,019
 *Finish Line, Inc. Class A  ..........     2,700      23,625
  First Albany Companies, Inc.  .......     1,795      16,379
*#First Alert, Inc.  ..................     9,600     100,800
  First American Financial Corp.  .....     5,000     114,375
  First Bancorp  ......................       200       5,450
 *First Cash, Inc.  ...................     1,500       5,813
  First Central Financial Corp.  ......     9,300      63,356
  First Citizens Bancshares, Inc. NC  .     3,400     180,625
 *First Citizens Financial Corp.  .....     1,155      22,523
  First Commercial Corp.  .............     8,557     275,428

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  First Commonwealth Financial Corp....     5,000     $ 85,625
 *First Defiance Financial Corp.  .....     2,159       22,130
  First Essex Bancorp  ................     2,300       26,881
  First Federal Capital Corp.  ........     1,100       19,938
  First Federal Savings & Loan
   Association of East Hartford, CT ...     1,500       29,063
  First Federal Savings Bank of
  Colorado (Lakewood) .................     1,800       65,475
  First Financial Bancorp  ............       200        6,825
  First Financial Bankshares, Inc.  ...       200        6,275
  First Financial Corp. WI  ...........    16,100      366,275
  First Financial Holdings, Inc.  .....     3,000       58,500
  First Franklin Corp.  ...............       200        3,300
 *First Georgia Holdings, Inc.  .......       200        1,775
  First Harrisburg Bancor, Inc.  ......       220        3,039
  First Home Savings Bank FSB
   Pennsville, NJ .....................       200        3,700
  First Indiana Corp.  ................     5,366      141,528
  First Liberty Financial Corp.  ......     1,200       26,250
 *First Merchants Acceptance Corp.  ...     2,000       40,250
  First Merchants Corp.  ..............       300        7,913
  First Michigan Bank Corp.  ..........     7,425      209,756
  First Midwest Bancorp, Inc.  ........     5,500      160,875
  First Mississippi Corp.  ............    13,600      346,800
  First Mutual Savings Bank  ..........       220        2,833
  First National Bancorp GA  ..........     4,700      141,588
  First Northern Savings Bank S.A.
   Green Bay, WI ......................     1,100       17,050
  First Oak Brook Bancshares, Inc.
   Class A ............................       700       14,656
 *First Pacific Networks, Inc.  .......     9,700       15,005
  First Palm Beach Bancorp, Inc.  .....     1,100       25,300
 *First Republic Bancorp, Inc.  .......     4,682       52,673
 *First Savings Bancorp, Inc. North
   Carolina ...........................       700       13,475
  First Source Corp.  .................     3,637       85,924
  First State Financial Services, Inc.      1,000       13,688
*#First Team Sports, Inc.  ............     1,650       25,781
  First United Bancorp  ...............     2,700       22,233
  First Western Bancorp, Inc.  ........     1,950       53,381
 *FirstFed Financial Corp. DE  ........     6,400       98,400
  FirstFederal Financial Services
   Corp. ..............................     1,220       29,738
  Firstbank of Illinois Co.  ..........     2,100       63,525
  Firstfed Bancshares, Inc.  ..........     1,000       22,500
*#Firstmiss Gold, Inc.  ...............    15,135      296,078
 *Fischer Imaging Corp.  ..............     2,200       23,925
  Fisher Scientific International,
   Inc. ...............................     8,000      261,000
  Flag Financial Corp.  ...............       200        3,000
 *Flagstar Companies, Inc.  ...........    21,900       87,600
  Flamemaster Corp.  ..................       200          638
  Flexsteel Industries, Inc.  .........     6,200       70,913
  Florida First Bancorp, Inc.  ........       200        1,538
  Florida Public Utilities Co.  .......       500        9,438
  Florida Rock Industries, Inc.  ......     4,300      113,950
 *Flow International Corp.  ...........    14,400      123,300
  Fluke Corp.  ........................     4,800      164,400
 *Fluoroscan Imaging Systems, Inc.  ...       700        5,294
 *Foamex International, Inc.  .........     5,300       37,431
 *Foilmark, Inc.  .....................     1,600       10,400
 *Foodarama Supermarkets, Inc.  .......     1,500       16,500
 *Foodbrands America, Inc.  ...........     3,300       37,744
 *Foodmaker, Inc.  ....................    28,000      147,000
  Foothill Independent Bancorp  .......     1,155        9,529

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Foremost Corp. of America  ..........     4,800     $234,000
  Forest City Enterprises, Inc.
   Class A ............................     2,300       77,338
  Forest City Enterprises, Inc.
   Class B ............................     1,700       56,950
*#Forest Oil Corp.  ...................    17,700       47,016
 *Forschner Group, Inc.  ..............     4,800       58,200
  Fort Wayne National Corp.  ..........     5,100      160,650
 *Fortune Petroleum Corp.  ............     3,700       17,113
 *Fossil, Inc.  .......................     2,600       24,213
  Foster (L.B.) Co. Class A  ..........    20,900       94,050
 *Fountain Oil, Inc.  .................     4,200       16,275
 *Fountain Powerboat Industries, Inc.         600        3,225
 *Fourth Shift Corp.  .................     1,900        6,413
 *Foxmeyer Health Corp.  ..............    13,584      353,184
 *Framingham Savings Bank MA  .........     5,500       23,375
  Franklin Bank National Associaton
  Southfield, MI ......................     1,200       14,175
  Franklin Electric Co., Inc.  ........     3,300      103,125
 *Franklin Electric Publishers, Inc.  .     4,700      192,700
 *Franklin Quest Co.  .................     8,700      164,213
  Frederick's of Hollywood, Inc.
   Class A ............................     3,966       18,343
  Frederick's of Hollywood, Inc.
   Class B ............................     7,933       35,699
  Freds, Inc. Class A  ................     2,100       16,013
 #Fremont General Corp.  ..............    12,595      434,528
 *Fresenius USA, Inc.  ................     9,200      158,700
 *Fresh America Corp.  ................       700        5,731
 *Fresh Choice, Inc.  .................     1,100        7,631
 *Fretter, Inc.  ......................     4,284        1,205
  Friedman Industries, Inc.  ..........    12,379       46,421
 *Friedmans, Inc. Class A  ............     1,300       30,063
  Frisch's Restaurants, Inc.  .........    27,746      254,918
  Frontier Adjusters of America, Inc.       1,000        2,875
  Frontier Insurance Group, Inc.  .....     5,835      194,014
  Frozen Food Express Industries,
   Inc. ...............................     7,207       65,313
 *Fruehauf Trailer Corp.  .............     8,000       13,000
  Fuller (H.B.) Co.  ..................     2,800       90,650
  Fulton Financial Corp.  .............     9,060      197,055
*#Funco, Inc.  ........................     2,300        9,200
 *Fuqua Enterprises, Inc.  ............     3,600       74,700
  Furon Co.  ..........................     3,900       69,713
 *Fusion Systems Corp.  ...............     1,500       46,500
 *Future Healthcare, Inc.  ............     3,400        5,311
  G & K Services, Inc. Class A  .......    13,000      299,000
 *G-III Apparel Group, Ltd.  ..........     3,685        8,867
  GBC Bancorp  ........................     1,000       17,250
 *GBC Technologies, Inc.  .............     3,000       25,313
 *GC Companies, Inc.  .................     1,600       53,600
 *GMIS, Inc.  .........................     2,300       29,900
 *GNI Group, Inc.  ....................     2,400       16,200
 *GRC International, Inc.  ............     9,100      275,275
 *GTI Corp.  ..........................     5,600       84,700
 *GTS Duratek, Inc.  ..................     1,700       23,800
 *GZA Geoenvironmental
   Technologies, Inc. .................     1,700        5,525
  Gainsco, Inc.  ......................    10,052      103,033
 *Galey & Lord, Inc.  .................     6,000       62,250
 *Galileo Electro-Optics Corp.  .......     3,900       40,950
  Gallagher (Arthur J.) & Co.  ........     7,800      255,450
 *Galoob (Lewis) Toys, Inc. DE  .......     9,600      109,200
  Gamma Biologicals, Inc.  ............     5,500       24,063
 *Gander Mountain, Inc.  ..............     4,300       26,069

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Gantos, Inc.  .......................     1,650     $  3,661
  Garan, Inc.  ........................     7,400      127,650
 *Gardner Denver Machinery, Inc.  .....     1,000       16,500
 *Garnet Resources Corp.  .............     4,500        5,906
 *Gasonics International, Inc.  .......     5,250       94,500
 *Gaylord Container Corp. Class A  ....     6,000       55,500
*#Geerling & Wade, Inc.  ..............       700        4,594
 *Gehl Co.  ...........................     2,500       17,969
 *Gelman Sciences, Inc.  ..............    11,475      268,228
  Gencorp, Inc.  ......................    16,000      188,000
 *Genelabs Technologies, Inc.  ........     9,800       37,363
 *Genemedicine, Inc.  .................     4,800       31,650
  General Binding Corp.  ..............     7,200      160,200
 *General Datacomm Industries, Inc.  ..     7,700      152,075
 *General Host Corp.  .................    10,069       47,828
  General Housewares Corp.  ...........     3,100       31,000
  General Magnaplate Corp.  ...........       200        1,125
  General Parametrics Corp.  ..........     5,121       15,523
  General Physics Corp.  ..............     3,200       10,800
 *Genesco, Inc.  ......................    11,035       46,899
  Genesee Corp. Class B  ..............       200        9,050
*#Genesis Health Ventures, Inc.  ......     7,200      234,900
 *Geneva Steel Co. Class A  ...........     2,600       18,850
 *Genicom Corp.  ......................     4,300       20,425
 *Genlyte Group, Inc.  ................     8,900       58,406
 *Genome Therapeutics Corp.  ..........     6,300       52,763
  Genovese Drug Stores, Inc.
   Class A ............................     1,210       14,520
  Genrad, Inc.  .......................    12,000      106,500
 *Gensia, Inc.  .......................    12,900       57,244
 *Genta, Inc.  ........................     4,500        8,719
 *Gentex Corp.  .......................    24,300      528,525
 *Genus, Inc.  ........................     5,600       46,550
 *Genzyme Transgenics Corp.  ..........     1,320        5,528
  Geodynamics Corp.  ..................     4,100       45,613
  George Mason Bankshares, Inc.  ......     1,000       25,250
 *Georgia-Bonded Fibres, Inc.  ........       200          638
 *Geotek Communications, Inc.  ........    25,000      176,563
 *Geoworks  ...........................     2,300       40,538
  Gerber Scientific, Inc.  ............    14,200      241,400
 *Geriatric & Medical Companies, Inc...     4,400       11,138
*#Gerrity Oil and Gas Corp.  ..........     7,200       30,600
  Getty Petroleum Corp.  ..............     5,100       75,863
 *Giant Cement Holding, Inc.  .........     2,000       21,125
 *Giant Group, Ltd.  ..................     5,300       33,788
  Giant Industries, Inc.  .............     7,900       84,925
 *Gibraltar Packaging Group, Inc.  ....     1,000        3,688
 *Gibraltar Steel Corp.  ..............     2,000       24,625
  Gibson Greetings, Inc.  .............     9,700      144,288
  Giddings & Lewis, Inc.  .............    17,100      268,256
 *Giga-Tronics, Inc.  .................     1,600       13,400
  Gilbert Associates, Inc. Class A  ...     1,300       19,338
*#Gilead Sciences, Inc.  ..............    10,000      260,000
 *Gish Biomedical, Inc.  ..............     1,900       15,794
  Glacier Bancorp, Inc.  ..............     1,220       24,858
 *Glacier Water Services, Inc.  .......       300        5,888
  Gleason Corp.  ......................     3,600      120,150
 *Global Industrial Technologies, Inc.     11,700      207,675
 *Global Natural Resources, Inc.  .....    19,000      185,250
 *Global Village Communication, Inc.  .     3,200       73,200
*#Globalink, Inc.  ....................     3,000       24,000
 *Go Video, Inc.  .....................     3,100        5,231
  Golden Enterprises, Inc.  ...........     5,000       40,625
  Golden Poultry Co., Inc.  ...........     2,783       24,177

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Golden Star Resources, Ltd.  ........    10,000     $ 51,875
 *Goldwyn (Samuel) Co.  ...............     3,300       13,200
 *Golf Enterprises, Inc.  .............     3,000       25,125
 *Good Guys, Inc.  ....................     6,800       69,700
  GoodMark Foods, Inc.  ...............     7,800      144,300
 *Goodrich Petroleum Corp.  ...........     8,400        7,875
  Goodys Family Clothing, Inc.  .......     9,700      107,913
  Gorman-Rupp Co.  ....................    11,575      173,625
 *Gottschalks, Inc.  ..................     5,800       38,425
  Goulds Pumps, Inc.  .................     9,600      228,600
 *Government Technology Services,
   Inc. ...............................     4,000       16,000
  Graco, Inc.  ........................     6,800      243,950
 *Gradco Systems, Inc.  ...............     4,700       11,750
 *Graff Pay-per-View, Inc.  ...........     6,500       30,875
 *Graham-Field Health Products, Inc.  .     6,500       21,938
 *Grancare, Inc.  .....................    13,605      207,476
  Granite Construction, Inc.  .........     6,400      177,200
  Granite State Bankshares, Inc.  .....       800       13,200
 *Grant Geophysical, Inc.  ............     3,100        7,847
  Graphic Industries, Inc.  ...........     2,900       30,813
 *Great Country Bank of Ansonia, CT  ..     1,000        5,375
  Great Southern Bancorp, Inc.  .......       200        4,675
 *Greater New York Savings Bank  NY  ..     6,500       77,594
  Green (A.P.) Industries, Inc.  ......     5,550      107,531
  Green Mountain Power Corp.  .........    19,300      533,163
  Greenbrier Companies, Inc.  .........     8,000       87,000
  Greenfield Industries, Inc. DE  .....     3,000       92,625
 *Greenman Brothers, Inc.  ............     7,900       96,775
 *Greenwich Air Services, Inc.  .......       200        3,650
  Greiner Engineering, Inc.  ..........     4,900       44,100
  Grey Advertising, Inc.  .............       200       38,800
 *Greyhound Lines, Inc.  ..............    12,700       53,181
 *Griffon Corp.  ......................    51,500      437,750
 *Grist Mill & Co.  ...................     5,900       53,469
 *Grossmans, Inc.  ....................     9,900       12,066
 *Ground Round Restaurants, Inc.  .....     5,500       15,297
 *Groundwater Technology, Inc.  .......     2,400       33,900
 *Group 1 Software, Inc.  .............     3,000       35,250
 *Group Technologies Corp.  ...........     3,000       12,000
  Grovebank for Savings  ..............       200        4,725
 *Grow Biz International, Inc.  .......       200        1,813
 *Gryphon Holdings, Inc.  .............       100        1,713
  Guaranty National Corp.  ............     5,500       79,750
  Guardsman Products, Inc.  ...........    12,000      156,000
 *Guest Supply, Inc.  .................     6,000      129,000
  Guilford Mills, Inc.  ...............     6,700      154,100
 *Gulfmark International, Inc.  .......     1,700       39,100
 *Gulfsouth Medical Supply, Inc.  .....     2,700       64,800
 *Gull Laboratories, Inc.  ............     3,000       15,000
 *Gundle/SLT Environmental, Inc.  .....     7,200       43,200
 *Gupta Corp.  ........................     2,400       15,900
 *HCC Insurance Holdings, Inc.  .......     4,500      150,188
 *HD Vest, Inc.  ......................     2,200        5,638
 *HEI, Inc.  ..........................     1,500        8,625
  HF Financial Corp.  .................       200        6,200
 *HMG Worldwide Corp.  ................     2,500        5,625
  HMI Industries, Inc.  ...............     5,400       66,150
 *HMN Financial, Inc.  ................     1,200       18,600
 *HPSC, Inc.  .........................     2,600       13,325
 *HS Resources, Inc.  .................     5,000       66,875
  HUBCO, Inc.  ........................     4,530       89,751
 *Ha-Lo Industries, Inc.  .............     1,700       33,788
  Hach Co.  ...........................     2,125       33,336

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Hadco Corp.  ........................     6,100     $186,050
 *Haemonetics Corp.  ..................    19,700      349,675
  Haggar Corp.  .......................     1,700       29,963
 *Hahn Automotive Warehouse, Inc.  ....     2,000       12,250
  Hallwood Energy Corp.  ..............       200        3,100
 *Hallwood Group, Inc.  ...............       950        9,263
 *Halsey Drug Co., Inc.  ..............     5,604       20,315
 *Hamburger Hamlet Restaurants, Inc....     2,300        1,725
 *Hampshire Group, Ltd.  ..............     1,400       17,675
 *Hampton Industries, Inc.  ...........     2,846       14,230
  Hancock Fabrics, Inc.  ..............    12,900      124,163
  Hancock Holding Co.  ................     3,200      116,800
 *Handex Environmental Recovery, Inc...     3,100       15,500
  Handleman Co.  ......................    15,200       95,000
  Handy & Harman  .....................     9,100      141,050
 *Hanger Orthopedic Group, Inc.  ......     4,100       11,275
 *Hanover Direct, Inc.  ...............    55,600       90,350
*#Happiness Express, Inc.  ............     3,000       13,500
 *Harcor Energy, Inc.  ................     2,900        7,069
 *Harding Lawson Associates Group,
   Inc. ...............................     5,000       35,000
 *Harken Energy Corp.  ................    11,700       19,013
  Harleysville Group, Inc.  ...........     9,000      259,875
  Harleysville National Corp PA  ......       200        5,425
 *Harlyn Products, Inc.  ..............     2,900        5,075
  Harman International Industries,
   Inc. ...............................     3,465      152,027
  Harmon Industries, Inc.  ............     5,100       85,425
 *Harolds Stores, Inc.  ...............     1,996       23,703
  Harper Group, Inc.  .................     5,100       87,019
 *Harris & Harris Group, Inc.  ........     4,800       25,500
 *Harry's Farmers Market, Inc.
   Class A ............................     1,600        6,500
 *Hartmarx Corp.  .....................    14,700       66,150
 *Harvard Industries, Inc.  ...........     1,300       34,694
*#Harvey Entertainment Co.  ...........     2,000       16,250
  Harvey's Casino Resorts  ............     3,700       55,500
  Hastings Manufacturing Co.  .........       350        7,241
  Hathaway Corp.  .....................     2,700        6,413
 *Hauser Chemical Research, Inc.  .....     4,200       19,950
  Haven Bancorp, Inc.  ................       900       22,331
  Haverfield Corp.  ...................       220        3,108
  Haverty Furniture Co., Inc.  ........     5,300       76,188
  Haverty Furniture Co., Inc. Class A         200        2,900
  Hawkeye Bancorp  ....................     8,000      209,500
  Hawkins Chemical, Inc.  .............     3,188       25,504
 *Hawthorne Financial Corp.  ..........       700        3,369
  Hayes Wheels International, Inc.  ...     8,800      235,400
  Health Images, Inc.  ................     3,100       24,025
 *Health Management Systems, Inc.  ....     4,200      150,150
 *Health Management, Inc.  ............     5,200       69,875
 *Health O Meter Products, Inc.  ......     3,600       14,850
 *Health Professionals, Inc.  .........    12,500        2,734
 *Health Risk Management, Inc.  .......     1,600       12,600
 *Health-Chem Corp.  ..................    15,400       24,063
 *Healthcare Imaging Services, Inc.  ..     1,200          975
 *Healthcare Services Group, Inc.  ....     9,200       79,350
 *Healthdyne Information Enterprises,
   Inc. ...............................    10,100       14,514
 *Healthdyne Technologies, Inc.  ......     9,572      102,899
 *Healthdyne, Inc.  ...................    10,100       79,538
 *Healthwise America, Inc.  ...........     1,100       33,963
 *Heart Technology, Inc.  .............     7,000      192,063
 *Heartland Express, Inc.  ............     6,875      206,250

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Hechinger Co. Class A  ..............    14,900    $ 67,050
  Hechinger Co. Class B  ..............     5,800      27,550
 *Hecla Mining Co.  ...................    24,000     174,000
 *Hector Communications Corp.  ........     1,200       8,775
 *Heftel Broadcasting Corp. Class A  ..     1,100      17,050
  Heico Corp.  ........................     1,210      22,234
 *Hein-Werner Corp.  ..................     2,914      13,295
 *Heist (C.H.) Corp.  .................     2,100      14,963
  Helene Curtis Industries, Inc.  .....     3,000      86,625
 *Helian Health Group, Inc.  ..........     2,200      11,825
  Helix Technology Corp.  .............    14,800     497,650
  Henry Jack & Associates, Inc.  ......     2,300      55,056
  Herbalife International, Inc.  ......    15,000     112,500
  Heritage Financial Services, Inc.  ..     1,000      19,125
 *Heritage Media Corp. Class A  .......     7,100     185,488
 *Hexcel Corp.  .......................     5,000      47,500
 *Hi-Lo Automotive, Inc.  .............     8,700      48,938
 *Hi-Shear Industries, Inc.  ..........     5,500      38,500
*#Hi-Shear Technology Corp.  ..........     1,300      11,538
 *Hi-Tech Pharmacal, Inc.  ............     3,500      28,219
  Hibernia Savings Bank  ..............       200       3,525
 *High Plains Corp.  ..................     8,880      46,620
  Hilb Rogal Hamilton Co.  ............     6,500      91,000
 *Hilite Industries, Inc.  ............     1,000      11,000
 *Hinsdale Financial Corp.  ...........     1,250      27,188
 *Hirsch International Corp. Class A  .       875      12,250
 *Hitox Corp.  ........................     2,500       7,813
  Hoenig Group, Inc.  .................     3,900      15,356
 *Hogan Systems, Inc.  ................    12,000     108,750
 *Holiday RV Superstores, Inc.  .......     3,000       8,531
  Hollinger International, Inc. Class
  A ...................................     1,700      19,975
 #Holly Corp.  ........................     2,100      46,200
 *Hollywood Casino Corp. Class A  .....    15,000      80,625
 *Hologic, Inc.  ......................     1,600      66,800
 *Holopak Technologies, Inc.  .........     3,500      20,125
 *Holophane Corp.  ....................     1,500      45,188
 *Holson Burnes Group, Inc.  ..........     2,400       9,000
  Home Beneficial Corp. Class B  ......     5,200     127,400
  Home Federal Bancorp  ...............       200       5,075
  Home Financial Corp  ................     5,000      74,375
  Home Port Bancorp, Inc.  ............       900      10,575
 *Home State Holdings, Inc.  ..........     5,000      41,875
*#Home Theater Products
   International, Inc. ................     4,000       2,250
 *Homecorp, Inc.  .....................       200       3,350
 *Homeowners Group, Inc.  .............     1,700       2,603
 *Hometown Bancorp., Inc.  ............       200       2,725
 *Hometown Buffet, Inc.  ..............     2,300      24,725
*#Hondo Oil and Gas Co.  ..............     5,300      83,475
  Hooper Holmes, Inc.  ................     3,400      27,200
  Horizon Bancorp, Inc.  ..............       200       7,550
  Horizon Financial Corp.  ............     3,938      52,671
 *Hornbeck Offshore Services, Inc.  ...     5,800     104,763
 *Horsehead Resource Development
   Co., Inc. ..........................    16,500      88,430
 *Hospital Staffing Services, Inc.  ...     1,200       2,100
 *Hosposable Products, Inc.  ..........       200       1,550
 *Hovnanian Enterprises, Inc.
   Class A ............................     6,050      40,838
 *Hovnanian Enterprises, Inc.
   Class B ............................     1,150       7,763
  Howell Corp.  .......................     4,700      59,338
  Howell Industries, Inc.  ............     1,600      38,800
*#Howtek, Inc.  .......................     3,600      31,050

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Hudson Foods, Inc. Class A  .........     6,100     $ 97,600
  Hudson General Corp.  ...............     1,700       53,763
  Huffy Corp.  ........................     6,700       71,188
  Hughes Supply, Inc.  ................     5,100      133,875
 *Hugoton Energy Corp.  ...............     3,100       26,350
 *Human Genome Sciences, Inc.  ........     4,200      113,400
  Hunt Manufacturing Co.  .............     7,600      114,000
  Huntco, Inc. Class A  ...............     1,500       26,438
 *Hurco Companies, Inc.  ..............     3,300       18,975
 *Hutchinson Technology, Inc.  ........     2,400      117,600
 *Hycor Biomedical, Inc.  .............     5,600       25,200
 *Hyde Athletic Industries, Inc.
   Class A ............................     1,100        4,469
 *Hyde Athletic Industries, Inc.
   Class B ............................     1,500        5,813
  Hydron Technologies, Inc.  ..........     9,800       20,213
 *Hyperion Software Corp.  ............     2,000       89,250
*#I-Stat Corp.  .......................     4,400      152,350
 *ICF Kaiser International, Inc.  .....     7,100       23,963
  ICN Pharmaceuticals, Inc.  ..........    14,511      293,848
 *ICO, Inc.  ..........................     3,500       18,594
 *ICOS Corp.  .........................    12,800       88,000
 *ICU Medical, Inc.  ..................     3,500       41,344
 *IDEC Pharmaceuticals Corp.  .........     4,900       67,375
*#IDM Environmental Corp.  ............     1,200        5,025
 *IEC Electronics Corp.  ..............     1,500       13,781
 *IFR Systems, Inc.  ..................     3,700       35,150
 *IGEN, Inc.  .........................     2,900       17,400
 *IGI, Inc.  ..........................     8,700       91,350
 *IHOP Corp.  .........................     4,100      106,088
 *II-VI, Inc.  ........................     1,000       12,313
 *ILC Technology, Inc.  ...............     2,900       30,269
  IMCO Recycling, Inc.  ...............     7,700      174,213
 *IMP, Inc.  ..........................    10,500       89,906
 *IPC Information Systems, Inc.  ......       300        4,463
 *IPL Systems, Inc. Class A  ..........     1,800        5,625
 *IQ Software Corp.  ..................     1,700       22,525
 *ITI Technologies, Inc.  .............     3,600       89,550
 *IVI Publishing, Inc.  ...............     5,000       70,313
  IWC Resources Corp.  ................     2,900       56,913
 *Ibah, Inc.  .........................     7,100       31,063
 *Identix, Inc.  ......................    13,400      135,675
  Ideon Group, Inc.  ..................     6,900       56,063
 *Ikos Systems, Inc.  .................     1,500       17,719
 *Illinois Superconductor Corp.  ......       700       12,250
 *Image Entertainment, Inc.  ..........     6,200       41,075
 *Image Industries, Inc.  .............     4,000       45,000
*#Imatron, Inc.  ......................    11,000       23,031
 *Imclone Systems, Inc.  ..............     2,800       15,225
 *Imclone Systems, Inc. (Private
   Placement) .........................     7,000       34,256
 *Immucor, Inc.  ......................     3,900       41,438
 *Immulogic Pharmaceutical Corp.  .....     7,800       97,013
*#Immune Response Corp. DE  ...........     6,700       26,381
 *Immunogen, Inc.  ....................     5,700        8,728
 *Immunomedics, Inc.  .................    13,700       68,500
 *Imo Industries, Inc.  ...............     7,700       54,863
 *Impact Systems, Inc.  ...............     4,100        9,097
 *Imperial Bancorp  ...................     5,475      125,925
 *Imperial Credit Industries, Inc.  ...     5,795       97,428
  Imperial Holly Corp.  ...............     5,100       33,150
*#In Focus Systems, Inc.  .............     8,000      270,000
 *In Home Health, Inc.  ...............     6,400       16,000
 *Inacom Corp.  .......................     3,700       49,488

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
 *Inbrand Corp.  ......................     4,000     $ 71,000
 *Incontrol, Inc.  ....................     2,400       29,100
 *Incstar Corp.  ......................     6,500       26,000
 *Incyte Pharmaceuticals, Inc.  .......     4,000       71,000
 *Indenet, Inc.  ......................     1,100        4,211
  Independence Holding Co.  ...........     2,500        9,688
  Independent Bank Corp. MA  ..........     5,800       40,600
  Independent Bank East  ..............     1,050       28,744
  Independent Insurance Group, Inc.  ..     3,400       91,375
  Indiana Energy, Inc.  ...............    11,300      268,375
  Indiana Federal Corp.  ..............     1,500       29,063
  Industrial Acoustics Co., Inc.  .....       200        2,125
 *Industrial Holdings, Inc.  ..........       200          750
 *Industrial Scientific Corp.  ........       700       14,525
 *Industrial Training Corp.  ..........     1,000       10,188
 *Information International, Inc.  ....     1,100       11,138
 *Information Resources, Inc.  ........    10,000      120,625
 *Infrasonics, Inc.  ..................     7,100       44,375
  Ingles Market, Inc. Class A  ........       900        9,731
 *Inmac Corp.  ........................     5,000       48,438
 *Innerdyne, Inc.  ....................     8,200       19,988
 *Innodata Corp.  .....................       900        4,163
 *Innoserv Technologies, Inc.  ........       200          500
 *Innovative Gaming Corp of America  ..     1,000        9,063
  Innovex, Inc.  ......................    10,800      180,225
 *Inphynet Medical Management, Inc.  ..     5,000       90,000
 *Insignia Financial Group, Inc.
   Class A ............................       500       14,938
 *Insilco Corp.  ......................     1,800       58,838
 *Insite Vision, Inc.  ................     5,700       13,003
  Insituform East, Inc.  ..............     1,700        7,225
 *Insituform Technologies, Inc.
   Class A ............................     9,110      105,334
 *Inso Corp.  .........................       400       16,100
  Insteel Industries, Inc.  ...........     3,770       24,976
  Instron Corp.  ......................    11,200      141,400
 *Insurance Auto Auctions, Inc.  ......     4,300       46,225
  Integon Corp.  ......................     6,300      107,100
 *Integrated Circuit Systems, Inc.  ...     5,600       78,750
 *Integrated Health Services, Inc.  ...     6,200      137,175
 *Integrated Systems, Inc.  ...........     6,000      228,750
 *Integrated Waste Services, Inc.  ....     2,400        3,825
 *Intellicall, Inc.  ..................     5,700       19,950
  Intelligent Electronics, Inc.  ......    15,528      100,932
  Inter-Regional Financial Group, Inc.      2,400       94,500
 *Inter-Tel, Inc.  ....................     4,400       73,150
  Intercargo Corp.  ...................     3,100       28,675
 *Intercel, Inc.  .....................       900       14,288
  Interchange Financial Services
   Corp. Saddle Brook .................       400        8,200
 *Interco, Inc.  ......................    18,100      151,588
  Intercontinental Bank  ..............     1,000       29,813
*#Interdigital Communications Corp.  ..    18,900      160,650
  Interface Systems, Inc.  ............     3,400       22,100
  Interface, Inc. Class A  ............    13,000      212,063
 *Interferon Sciences, Inc.  ..........     8,900       18,495
 *Interferon Sciences, Inc. (Private
   Placement) .........................     7,000       13,092
 *Interfilm, Inc.  ....................     2,500          938
 *Intergraph Corp.  ...................    20,000      345,000
 *Intergrated Process Equipment Corp...     5,000      152,813
 *Interim Services, Inc.  .............     2,300       73,888
 *Interlake Corp.  ....................    17,000       31,875
 *Interleaf, Inc.  ....................     9,000      105,750
 *Interlinq Software Corp.  ...........     3,200       10,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
*#Intermagnetics General Corp.  .......    10,693     $240,593
 *Intermedia Communications of
   Florida, Inc. ......................     5,600       76,300
 *Intermet Corp.  .....................    14,800      178,525
  International Aluminum Corp.  .......       900       25,763
 *International Dairy Queen, Inc.
   Class A ............................     7,100      160,638
 *International Imaging Materials,
  Inc. ................................     1,800       45,675
 *International Jensen, Inc.  .........     2,300       16,100
 *International Lottery & Totalizer
   Systems, Inc. ......................     6,900       11,105
  International Multifoods Corp.  .....     9,000      210,375
 *International Remote Imaging
   Systems, Inc. ......................     2,800       20,475
 *International Research & Development
  Corp. ...............................     4,600          575
  International Shipholding Corp.  ....     3,375       64,969
 *International Technology Corp.  .....    15,300       40,163
 *International Thoroughbred
   Breeders, Inc. .....................     3,300       12,788
 *Interneuron Pharmaceuticals, Inc.  ..     2,500       44,844
 *Interneuron Pharmaceuticals, Inc.
   (Private Placement) ................    16,931      273,330
 *Interphase Corp.  ...................     2,200       31,075
 *Interpoint Corp. WA  ................     3,000       35,250
 *Interpool, Inc.  ....................     5,000       84,375
 *Interpore International  ............     1,000        4,750
 *Intersolv, Inc.  ....................     5,700       62,344
  Interstate Johnson Lane, Inc.  ......     1,300       13,163
  Interstate Power Co.  ...............     2,400       74,700
*#Intertan, Inc.  .....................     2,800       23,450
 *Intervisual Books, Inc. Class A  ....     1,000        2,688
 *Intervoice, Inc.  ...................     9,300      205,181
  Interwest Bancorp, Inc.  ............     1,300       24,375
  Invacare Corp.  .....................     4,000      106,000
 *Investment Technology Group, Inc.  ..     7,400       66,600
 *Investors Financial Services Corp.  .       503        9,871
 *Investors Financial Services Corp.
   Class A ............................        96        1,884
  Investors Title Co.  ................       800        8,500
*#Iomega Corp.  .......................    16,000      682,000
 *Ionics, Inc.  .......................     8,600      371,950
  Iroquois Bancorp  ...................       400        5,450
  Irwin Financial Corp.  ..............     1,000       39,125
  Isco, Inc.  .........................    43,935      453,080
 *Isis Pharmaceuticals, Inc.  .........    11,900      137,594
*#Isolyser Co., Inc.  .................     4,800       77,400
 *Isomedix, Inc.  .....................     4,900       69,825
 *Itron, Inc.  ........................     4,900      136,588
 *Iwerks Entertainment, Inc.  .........     4,024       24,144
 *J & J Snack Foods Corp.  ............     4,600       55,775
  JLG Industries, Inc.  ...............    10,400      292,500
 *JP Foodservice, Inc.  ...............     3,100       48,631
 *JPE, Inc.  ..........................       800        8,400
  JSB Financial, Inc.  ................     5,400      173,475
 *Jabil Circuit, Inc.  ................     5,000      102,813
  Jackpot Enterprises, Inc.  ..........     4,654       63,411
  Jaclyn, Inc.  .......................     1,700        7,119
 *Jaco Electronics, Inc.  .............     1,173       14,149
 *Jacobs Engineering Group, Inc.  .....    10,000      241,250
  Jacobson Stores, Inc.  ..............     2,900       26,100
 *Jacor Communications, Inc.  .........    10,100      171,700
 *Jan Bell Marketing, Inc.  ...........    18,800       49,350
 *Jason, Inc.  ........................     7,187       52,106
 *Jean Philippe Fragrances, Inc.  .....     2,250       19,828

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                           Shares       Value+
                                           ------       ------
  Jeffbanks, Inc.  ....................       500     $ 11,438
  Jefferson Bankshares, Inc.  .........     5,800      134,850
 *Jefferson Savings Bancorp, Inc.  ....     3,000       78,750
 *Jennifer Convertibles, Inc.  ........     1,300        3,088
  John Alden Financial Corp.  .........    10,000      206,250
 *Johnson Worldwide Associates, Inc.
   Class A ............................     1,200       27,150
  Johnston Industries, Inc.  ..........    10,800       87,750
 *Johnstown American Industries, Inc...     5,200       27,625
 *Jones Intercable, Inc.  .............     1,000       12,750
 *Jones Intercable, Inc. Class A  .....    15,200      197,600
  Jones Medical Industries, Inc.  .....     8,000      166,000
 *Joseph A. Bank Clothiers, Inc.  .....     1,400        3,063
  Juno Lighting, Inc.  ................     7,400      117,475
 *Just Toys, Inc.  ....................     2,100        3,019
 *Just for Feet, Inc.  ................     3,100      105,594
  Justin Industries, Inc.  ............    13,600      147,900
  K Swiss, Inc. Class A  ..............     2,200       25,850
 *K-Tron International, Inc.  .........     6,200       40,300
 *K-V Pharmaceutical Co. Class A  .....     1,800       15,750
 *K-V Pharmaceutical Co. Class B  .....     1,900       16,863
  KCS Energy, Inc.  ...................     3,200       44,000
 *KLLM Transport Services, Inc.  ......     2,766       29,907
  Kahler Realty Corp.  ................     1,700       21,569
 *Kaiser Ventures, Inc.  ..............     9,700      109,125
  Kaman Corp. Class A  ................     9,400      106,925
 *Kaneb Services, Inc.  ...............     9,800       18,375
 *Kasler Holding Co.  .................    17,700      101,775
  Katy Industries, Inc.  ..............     3,600       35,550
  Kaufman (H.W.) Financial Group,
   Inc. ...............................     2,420       19,360
  Kaydon Corp.  .......................     6,900      205,275
 *Kaye Group, Inc.  ...................     3,000       22,875
 *Keane, Inc.  ........................     5,500      151,938
 *Kelley Oil & Gas Corp.  .............    10,600       12,588
  Kellwood Co.  .......................     8,500      164,688
*#Kenetech Corp.  .....................    20,000       63,750
 *Kent Electronics Corp.  .............     7,950      431,288
 *Kentucky Electric Steel, Inc.  ......     2,000       18,500
 *Kentucky Medical Insurance Co.
   Class A ............................       800        9,650
 *Kenwin Shops, Inc.  .................       400          963
 *Kerr Group, Inc.  ...................     6,300       55,913
 *Kevlin Corp.  .......................       200          856
 *Kewaunee Scientific Corp.  ..........     1,500        4,781
 *Key Energy Group, Inc.  .............     1,000        5,500
 *Key Production Co., Inc.  ...........     3,700       19,888
 *Key Technology, Inc.  ...............     3,000       43,500
 *Key Tronic Corp.  ...................    13,000      142,188
 *Keystone Consolidated Industries,
   Inc. ...............................     5,600       71,400
  Keystone Heritage Group, Inc.  ......     1,600       50,600
  Kimball International, Inc. Class B         500       13,031
 *Kimmins Environmental Service  Corp.      8,100       20,250
 *Kinark Corp.  .......................       600        1,688
 *Kinder-Care Learning Centers, Inc.  .    15,000      184,688
  Kinetic Concepts, Inc.  .............    27,000      303,750
 *Kinnard Investment, Inc.  ...........     2,500        9,375
 *Kirby Corp.  ........................     1,500       26,813
 *Kit Manufacturing Co.  ..............     2,700       30,375
 *Kleinert's, Inc.  ...................     2,000       32,500
  Knape & Vogt Manufacturing Co.  .....       700       12,688
 *Knogo North America, Inc.  ..........     5,400       35,100

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Knowledgeware, Inc. (Escrow)  ........     6,600      $      0
 *Koala Corp.  .........................       200         2,150
  Kollmorgen Corp.  ....................     3,900        37,538
 *Kopin Corp.  .........................     3,700        62,438
 *Koss Corp.  ..........................     1,000         7,125
 *Kronos, Inc.  ........................     1,400        61,775
 *Krug International Corp.  ............       848         2,650
 *Krystal Co.  .........................     4,900        34,300
  Kuhlman Corp.  .......................    11,699       134,539
  Kulicke & Soffa Industries, Inc.  ....     5,400       152,550
  Kysor Industrial Corp.  ..............     1,700        39,100
*#L.A. Gear, Inc.  .....................     9,200        14,950
 *LAT Sportswear, Inc.  ................       200           525
  LCS Industries, Inc.  ................     1,760        27,940
 *LDI Corp.  ...........................     3,100         9,688
  LSB Bancshares, Inc. NC  .............       900        17,888
  LSB Industries, Inc.  ................     9,100        35,263
  LSI Industries, Inc.  ................    10,867       162,326
 *LTX Corp.  ...........................    13,500       167,906
 *LXE, Inc.  ...........................     2,400        18,900
 *La Jolla Pharmceutical Co.  ..........     4,800        19,500
  La-Z-Boy Chair Co.  ..................     1,900        60,563
 *LaBarge, Inc.  .......................    11,600        40,600
  LaCrosse Footwear, Inc.  .............     3,000        31,125
  Labone, Inc.  ........................     3,300        44,550
  Laclede Gas Co.  .....................     7,000       147,875
 *Laclede Steel Co.  ...................     2,700        19,069
  Ladd Furniture, Inc.  ................     2,666        35,491
  Lafayette American Bank & Trust Co....     2,000        18,000
  Laidlaw, Inc. Class B Non-Voting  ....     5,500        50,875
 *Lakeland Industries, Inc.  ...........     1,000         3,563
 *Lamson & Sessions Co.  ...............    11,100        77,700
 *Lance, Inc.  .........................     8,800       144,100
 *Lancer Corp.  ........................     3,900        53,625
 *Lancit Media Productions, Ltd.  ......     4,300        54,019
 *Landair Services, Inc.  ..............     3,000        37,125
  Landauer, Inc.  ......................     5,900       115,788
  Landmark Bancorp La Habra  ...........       200         3,500
 *Landmark Graphics Corp.  .............     3,800        75,525
*#Landrys Seafood Restaurants, Inc.  ...     7,200       112,500
 *Lands' End, Inc.  ....................    20,000       295,000
 *Landstar Systems, Inc.  ..............     2,600        66,625
 *Larizza Industries, Inc.  ............     6,900        43,988
 *Lasermaster Technologies, Inc.  ......     4,500        26,438
 *Laserscope  ..........................     2,800         5,775
 *Lattice Semiconductor Corp.  .........     7,350       236,119
  Laurel Bancorp, Inc.  ................       200         2,950
  Lawson Products, Inc.  ...............     3,500        83,563
  Lawter International, Inc.  ..........    18,000       195,750
  Lawyers Title Corp.  .................     3,800        65,075
 *Layne, Inc.  .........................     2,900        25,556
 *Lazare Kaplan International, Inc.  ...     7,700        51,013
  Leader Financial Corp.  ..............       100         3,775
 *Learning Co.  ........................     4,700       284,938
  Learonal, Inc.  ......................     5,200       146,250
 *Leasing Solutions, Inc.  .............     2,500        39,531
 *Lechters, Inc.  ......................     5,100        35,700

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Lectec Corp.  ........................     1,102      $ 10,331
  Legg Mason, Inc.  ....................     3,400       101,150
  Lennar Corp.  ........................    12,900       285,413
  Lesco, Inc.  .........................     6,225        85,594
 *Leslie Building Products, Inc.  ......     3,200         7,200
 *Leslie's Poolmart  ...................     1,874        26,236
 *Level One Communications, Inc.  ......     2,500        53,125
 *Levitz Furniture, Inc.  ..............    10,000        32,500
  Libbey, Inc.  ........................     3,000        67,875
  Liberty Bancorp, Inc. Delaware  ......     1,100        29,150
  Liberty Bancorp, Inc. Oklahoma  ......     4,300       161,788
  Liberty Homes, Inc. Class A  .........       200         2,450
 *Liberty Technologies, Inc.  ..........     2,000         9,250
 *Lidak Pharmaceuticals Class A  .......    11,000        46,406
  Life Partners Group, Inc.  ...........    11,100       137,363
 *Life Quest Medical, Inc.  ............     1,000         2,938
  Life Re Corp.  .......................     4,500        96,188
  Life Technologies, Inc.  .............     2,800        70,000
 *Life USA Holdings, Inc.  .............     7,400        63,825
 *Lifecore Biomedical, Inc.  ...........     4,800        64,500
 *Lifeline Systems, Inc.  ..............     2,500        29,531
 *Lifetime Hoan Corp.  .................     2,420        21,326
 *Ligand Pharmaceuticals, Inc.
   Class B .............................     3,021        25,112
  Lillian Vernon Corp.  ................     4,300        62,350
  Lilly Industry, Inc. Class A  ........    11,100       144,300
  Lincoln Telecommunications Co.  ......     4,800        92,400
 *Lindal Cedar Homes, Inc.  ............     4,482        21,570
  Lindberg Corp.  ......................     8,200        54,838
 *Lindsay Manufacturer Co.  ............     2,100        75,600
*#Liposome Co., Inc.  ..................    11,700       196,706
  Liqui Box Corp.  .....................     2,500        74,688
  Litchfield Financial Corp.  ..........       810        10,986
 *Littlefield, Adams & Co.  ............       900         2,025
 *Littlefuse, Inc.  ....................     6,000       200,250
 *Liuski International, Inc.  ..........     1,800         5,400
 *Living Centers of America, Inc.  .....     2,658        83,395
 *Lodgenet Entertainment Corp.  ........     3,000        32,250
 *Logic Devices, Inc.  .................     3,600        29,700
 #Logicon, Inc.  .......................     5,500       154,688
 *Lojack Corp.  ........................    10,600        99,375
 *Lomak Petroleum, Inc.  ...............     5,000        43,438
 *Lomas Financial Corp.  ...............     9,000           234
  Lone Star Industries, Inc.  ..........     6,000       149,250
 *Lone Star Technologies, Inc.  ........     9,300        81,375
 *Longhorn Steaks, Inc.  ...............     3,300        52,800
 *Lottery Enterprises, Inc.  ...........       200           150
 *Louis Dreyfus Natural Gas Corp.  .....    16,000       218,000
  Loyola Capital Corp.  ................     5,200       195,650
  Luby's Cafeterias, Inc.  .............     4,700       103,400
  Lufkin Industries, Inc.  .............     1,200        24,150
  Lukens, Inc. DE  .....................     5,900       180,688
 *Lumex, Inc.  .........................     4,300        39,238
 *Lunar Corp.  .........................     1,500        64,875
 *Lund International Holdings, Inc.  ...     1,300        17,550
 *Luria & Son, Inc.  ...................     1,800        10,575
 *Lydall, Inc. DE  .....................    13,800       360,525
 *Lynch Corp.  .........................     2,500       158,125
  M A R C, Inc.  .......................     1,018        14,888
 *M-Wave, Inc.  ........................     1,000         7,000
  MAF Bancorp, Inc.  ...................     1,100        27,706
 *MAI Systems Corp.  ...................     1,416         9,912

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *MAIC Holdings, Inc.  .................     2,425      $ 76,691
 #MDC Holdings, Inc.  ..................     7,700        51,013
 *MDL Information Systems, Inc.  .......     1,600        37,000
 *MDT Corp.  ...........................     7,100        35,056
  MDU Resources Group, Inc.  ...........     5,700       114,713
 *MFRI, Inc.  ..........................     1,900        13,894
 *MGI Pharma, Inc.  ....................    11,400        53,438
 *MI Schottenstein Homes, Inc.  ........     3,500        39,813
 *MK Gold Corp.  .......................     7,800        23,400
 *MLX Corp.  ...........................     1,000        10,063
  MMI Companies, Inc.  .................     3,300        77,550
 *MRS Technology, Inc.  ................     2,200         7,425
 *MRV Communications, Inc.  ............     1,200        31,650
 *MS Carriers, Inc.  ...................     9,300       175,538
 *MTI Technology Corp.  ................     3,900         6,825
  MTS Systems Corp.  ...................     2,400        83,700
  MacDermid, Inc.  .....................       200        11,050
 *MacFrugals Bargain Close-outs,  Inc.      10,000       131,250
  MacNeal-Schwendler Corp.  ............     4,000        62,500
 *Macheezmo Mouse Restaurants,  Inc.  ..       800         2,100
  Madison Gas & Electric Co.  ..........     2,700        89,100
 *Magainin Pharmaceuticals, Inc.  ......     6,700        59,463
  Magna Bancorp  .......................     2,000        58,500
  Magna Group, Inc.  ...................     8,400       204,750
 *Magnetek, Inc.  ......................    12,100        99,825
 *Magnetic Technologies Corp.  .........     1,100         4,538
 *Mail Boxes, Etc.  ....................     3,800        56,050
 *Main Street & Main, Inc.  ............     1,450         5,030
  Maine Public Service Co.  ............     2,700        56,700
 *Mallon Resources Corp.  ..............     1,400         2,450
 *Manatron, Inc.  ......................     1,102         3,168
  Manitowoc Co., Inc.  .................     2,900        85,188
 *Manugistic Group, Inc.  ..............     2,000        34,500
 *Mapinfo Corp.  .......................     1,100        20,900
  Marble Financial Corp.  ..............     2,000        35,250
*#Marcam Corp.  ........................     6,200       104,625
  Marcus Corp.  ........................    11,850       274,031
 *Marine Drilling Companies, Inc.  .....    23,000        93,438
 *Mariner Health Group, Inc.  ..........     7,100        94,519
 *Marisa Christina, Inc.  ..............     1,700        28,794
  Maritrans, Inc.  .....................     3,300        17,325
  Mark Twain Bancshares, Inc.  .........     5,450       203,694
 *Mark VII, Inc.  ......................     3,400        55,250
 *Markel Corp.  ........................     2,200       159,225
  Marsh Supermarkets, Inc. Class A  ....     1,800        24,750
  Marsh Supermarkets, Inc. Class B  ....     1,300        16,900
 *Marshall Industries  .................     7,800       274,950
 *Martek Biosciences Corp.  ............     4,100        75,338
 *Marten Transport, Ltd.  ..............     2,800        44,100
  Maryland Federal Bancorp  ............     1,000        30,438
  Masland Corp.  .......................     5,000        72,188
  Massbank Corp. Reading, MA  ..........     1,350        42,188
*#Mastec, Inc.  ........................     5,000        51,250
 *Matec Corp. DE  ......................     3,000        12,375
 *Material Sciences Corp.  .............     8,850       117,263
 *Mathsoft, Inc.  ......................     2,000        10,500
 *Matlack Systems, Inc.  ...............     7,500        66,563
*#Matrix Pharmaceutical, Inc.  .........     5,400        82,350
 *Matrix Service Co.  ..................     3,700        15,956
 *Matthews Studio Equipment Group  .....     2,500         4,727
 *Mattson Technology, Inc.  ............     2,600        58,175
 *Maverick Tube Corp.  .................     3,000        19,125
 *Max & Ermas Restaurants, Inc.  .......     1,237         8,118

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Maxco, Inc.  .........................     1,900      $ 15,200
 *Maxicare Health Plans, Inc.  .........    11,500       250,125
 *Maxim Group, Inc.  ...................     1,400        17,150
 *Maxtor Corp.  ........................     8,400        53,288
 *Maxwell Laboratories, Inc.  ..........     1,746        15,059
 *Maxxam, Inc.  ........................     4,000       152,500
*#Maxxim Medical, Inc.  ................     5,500        87,313
  Maybelline, Inc.  ....................     5,600       151,200
 *Maynard Oil Co.  .....................     2,400        14,700
 *Mays (J.W.), Inc.  ...................       200         1,525
 *McAfee Associates, Inc.  .............     4,950       236,363
 *McClain Industries, Inc.  ............       266         1,363
  McDonald & Co. Investment, Inc.  .....     3,600        63,000
 *McFarland Energy, Inc.  ..............     6,100        45,750
  McGrath Rent Corp.  ..................     4,150        76,256
 *McWhorter Technologies, Inc.  ........     4,400        66,550
  Measurex Corp.  ......................     9,200       257,600
 *Medalist Industries, Inc.  ...........     1,900        12,588
 *Medalliance, Inc.  ...................     3,800        14,013
 *Medar, Inc.  .........................     4,900        39,200
 *Medarex, Inc.  .......................     3,500        22,969
 *Medco Research, Inc.  ................     3,800        40,375
  Medex, Inc.  .........................     3,000        31,875
  Medford Savings Bank MA  .............     2,800        62,300
 *Media Arts Group, Inc.  ..............     1,900         5,938
*#Media Logic, Inc.  ...................     1,000         7,875
 *Medic Computer Systems, Inc.  ........     8,400       534,450
 *Medical Action Industries, Inc.  .....     2,100         3,347
 *Medical Graphics Corp.  ..............     1,000         5,625
 *Medical Management, Inc.  ............     1,200         7,350
 *Medical Resource Companies  America  .       800         1,950
 *Medical Technology System, Inc.  .....       800         1,350
 *Medicalcontrol, Inc.  ................       800         4,200
 *Medicore, Inc.  ......................     1,100         4,538
  Medicus Systems Corp.  ...............     2,600        23,400
 *Medimmune, Inc.  .....................     8,000       103,000
 *Medisense, Inc.  .....................     5,400       138,375
 *Medquist Inc.  .......................       900         6,300
 *Medstone International, Inc.  ........     2,100        19,688
  Medusa Corp.  ........................     6,000       149,250
 *Megacards, Inc.  .....................       333           208
 *Megatest Corp.  ......................       200         4,725
 *Mego Financial Corp.  ................     3,600        24,975
 *Melamine Chemicals, Inc.  ............     3,300        28,875
 *Mem Co., Inc.  .......................     2,700         8,606
 *Mens Warehouse, Inc.  ................     3,750       107,813
  Mentor Corp. MN  .....................     9,900       202,331
 *Mercer International, Inc.  ..........     5,600       120,050
  Merchants Bancorp, Inc.  .............       500        14,000
 *Merchants Bancshares, Inc.  ..........       200         2,825
  Merchants Group, Inc.  ...............     1,300        22,425
  Merchants New York Bancorp, Inc.  ....       400        12,700
  Mercury Air Group, Inc.  .............     1,000         8,500
 *Mercury Interactive Corp.  ...........     3,000        70,125
 *Meridian Data, Inc.  .................     4,200        44,888
  Meridian Diagnostics, Inc.  ..........     7,935        80,342
  Meridian Insurance Group, Inc.  ......     1,000        15,375
 *Meridian Sports, Inc.  ...............     1,600         9,300
 *Meris Laboratories, Inc.  ............     1,600         2,100
 *Merisel, Inc.  .......................    14,900        67,981
 *Merit Medical Systems, Inc.  .........     2,700        15,694
 *Merix Corp.  .........................     1,200        43,800
  Merrill Corp.  .......................     3,650        63,419
  Merrimac Industries, Inc.  ...........       700         7,875

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Mesa Airlines, Inc.  .................    20,600      $187,975
 *Mesa, Inc.  ..........................    31,300       101,725
  Mesaba Holdings, Inc.  ...............     2,600        17,875
 *Mestek, Inc.  ........................     5,500        60,500
 *Met-Coil Systems Corp.  ..............     1,000         1,375
  Met-Pro Corp.  .......................     9,450       128,756
 *Metatec Corp. Class A  ...............     2,100        21,131
  Methode Electronics, Inc. Class A  ...    16,500       243,375
 *Metricom, Inc.  ......................     5,300        84,800
 *Metrocall, Inc.  .....................     3,000        72,750
 *Metrologic Instruments, Inc.  ........     1,000         9,625
 *Metromedia International Group,  Inc.      7,100       127,800
 *Metropolitan Bancorp Washington  .....     1,500        19,594
 *Metrotrans Corp.  ....................       800         5,900
 *Meyer (Fred), Inc. DE  ...............     7,900       182,688
 *Miami Subs Corp.  ....................     9,600        18,000
 *Michael Anthony Jewelers, Inc.  ......     4,500        11,813
  Michael Foods, Inc.  .................    15,700       182,513
*#Michaels Stores, Inc.  ...............     4,300        70,413
 *Micom Communications Corp.  ..........     3,333        33,122
 *Micrel, Inc.  ........................     1,700        28,688
 *Micrion Corp.  .......................       800         9,500
 *Micro Bio-Medics, Inc.  ..............     1,500        19,313
 *Microage, Inc.  ......................     5,450        45,984
 *Microcom, Inc.  ......................     9,100       228,638
 *Microdyne Corp.  .....................     5,600       114,100
 *Microfluidics International Corp.  ...     1,000         2,063
 *Micrografx, Inc.  ....................     5,100        59,925
 *Microlog Corp.  ......................     1,500         9,000
 *Micron Electronics, Inc.  ............     2,600        38,350
 *Micronics Computers, Inc.  ...........     5,200        17,225
 *Micropolis Corp.  ....................     8,400        26,775
 *Micros Systems, Inc.  ................     2,300        97,175
 *Microsemi Corp.  .....................     5,200        57,525
 *Microtek Medical, Inc.  ..............     1,400         9,625
 *Microtel International, Inc.  ........     9,800         8,575
 *Microtest, Inc.  .....................     3,200        48,800
 *Microtouch Systems, Inc.  ............     1,600        24,200
  Mid Am, Inc.  ........................     3,751        62,360
  Mid America Banccorp  ................     2,241        40,343
  Mid-Atlantic Realty Trust  ...........       666         5,661
 *MidAmerican Waste System, Inc.  ......    10,200        40,800
  MidSouth Insurance Co.  ..............     4,320        65,880
  Midconn Bank Kensington, CT  .........       900        12,375
 *Middleby Corp.  ......................     1,100         8,525
  Middlesex Water Co.  .................     2,300        41,400
 *Midisoft Corp.  ......................       900         3,488
  Midland Co.  .........................     2,600       128,863
  Midland Financial Group, Inc.  .......     1,100        12,238
  Midwest Grain Products, Inc.  ........     2,500        29,844
 *Mikasa, Inc.  ........................     6,200        85,250
 *Mikohn Gaming Corp.  .................     3,900        13,650
 *Miller Building Systems, Inc.  .......     1,400         4,550
 *Miltope Group, Inc.  .................    11,000        35,063
  Mine Safety Appliances Co.  ..........     1,600        69,400
 *Minnesota Educational Computing
   Corp. ...............................     2,600        85,150
  Minntech Corp.  ......................     1,300        24,375
 *Mission West Properties, Inc.  .......     1,600         8,400
  Mississippi Chemical Corp.  ..........     4,600       102,925
  Mobile Gas Service Corp.  ............     2,000        45,000
 *Mobley Environmental Services,  Inc.
  Class A ..............................     1,000         1,063
  Modern Controls, Inc.  ...............     4,700        48,763

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Mohawk Industries, Inc.  .............    12,900      $224,138
 *Molecular Biosystems, Inc.  ..........     3,134        21,155
 *Molecular Dynamics, Inc.  ............     2,000         9,875
 *Molten Metal Technology, Inc.  .......       200         7,375
 *Monaco Coach Corp.  ..................       900         9,225
*#Monaco Finance, Inc. Class A  ........     1,300         7,678
 *Monarch Casino and Resort, Inc.  .....     3,800        18,525
  Monarch Machine Tool Co.  ............     2,300        30,475
 *Mondavi (Robert) Corp. Class A  ......     2,700        86,738
 *Monro Muffler Brake, Inc.  ...........     1,102        16,186
 *Monterey Pasta Co.  ..................     2,700        15,863
 *Moog, Inc. Class A  ..................     1,200        17,700
 *Moore Medical Corp.  .................       700         8,050
 *Moore Products Co.  ..................     1,600        28,600
  Morgan Keegan, Inc.  .................     8,100       100,238
 *Morgan Products, Ltd.  ...............     6,400        38,400
 *Morningstar Group, Inc.  .............     6,000        48,000
*#Morrison Knudsen Corp.  ..............    17,700       106,200
  Moscom Corp.  ........................     2,700        16,875
  Mosinee Paper Corp.  .................     5,170       125,373
 *Mother's Work, Inc.  .................       500         6,781
 *Motor Car Parts & Accessories, Inc....       600         8,888
 *Motor Club of America  ...............     2,500        16,094
 *Mountain Parks Financial Corp.  ......     1,000        22,125
 *Mountasia Entertainment
   International, Inc. .................     1,500         7,547
 *Moviefone, Inc. Class A  .............     1,100         5,638
  Mueller (Paul) Co.  ..................     2,200        69,438
 *Mueller Industries, Inc.  ............    14,200       326,600
 *Multi Color Corp.  ...................     1,000         3,000
 *Multicare Companies, Inc.  ...........     3,500        73,063
 *Munsingwear, Inc.  ...................       200         1,450
 *Musicland Stores Corp.  ..............    13,700        87,338
 *Mutual Savings Bank FSB
   Bay City, MI ........................       900         5,288
 *Mycogen Corp.  .......................     7,700        99,619
  Myers (L.E.) Co. Group  ..............     1,700        25,713
  Myers Industries, Inc.  ..............     7,685       122,960
 *Mylex Corp.  .........................     5,900       111,363
 *NAB Asset Corp.  .....................       200         1,025
  NAC RE Corp.  ........................     3,500       115,500
 *NAI Technologies, Inc.  ..............     4,087         6,386
  NBT Bancorp  .........................     1,682        27,965
 *NBTY, Inc.  ..........................     4,800        26,700
  NCH Corp.  ...........................     3,300       178,613
 *NCI Building Systems, Inc.  ..........     1,000        22,625
 *NMR of America, Inc.  ................     2,400         8,700
  NN Ball & Roller, Inc.  ..............     1,900        42,988
 *NPC International, Inc.  .............       300         2,363
 *NPS Pharmaceuticals, Inc.  ...........     1,400        10,413
  NS Bancorp, Inc.  ....................     2,200        85,388
 *NS Group, Inc.  ......................     6,300        14,175
 *NSA International, Inc.  .............     1,900         6,413
  NSC Corp.  ...........................     5,700        10,688
 *NTN Communications, Inc.  ............     5,000        22,188
 *NTN Communications, Inc. (Private
   Placement) ..........................     6,300        24,806
  NUI Corp.  ...........................     4,700        77,550
  NYMAGIC, Inc.  .......................     5,100        84,788
  Nacco Industries, Inc. Class A  ......     3,600       205,200
 *Nantucket Industries, Inc.  ..........     1,500         4,406
 *Napco Security Systems, Inc.  ........     4,850        18,491
  Nash Finch Co.  ......................     3,300        63,938
  Nashua Corp.  ........................     1,600        25,200

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Nathans Famous, Inc.  ................     1,900      $  7,184
 *National Auto Credit, Inc.  ..........    11,600       195,750
  National Bancorp of Alaska, Inc.  ....     2,200       143,000
 *National Beverage Corp.  .............     1,900        10,688
 *National City Bancorp  ...............     1,331        25,123
  National City Bankshares, Inc.  ......       210         9,739
  National Computer Systems, Inc.  .....     4,100        85,588
*#National Convenience Stores, Inc.  ...     1,700        45,688
 #National Data Corp.  .................     4,650       113,344
 *National Dentex Corp.  ...............       100         2,188
 *National Education Corp.  ............    14,800       116,550
  National Gas & Oil Co.  ..............    10,160       102,869
 *National Home Centers, Inc.  .........     4,000        12,000
 *National Home Health Care Corp.  .....       900         4,838
 *National Insurance Group  ............     3,000        16,500
 *National Media Corp.  ................     2,800        50,400
 *National Mercantile Bancorp.  ........       200           325
 *National Patent Development Corp.  ...     2,000        18,375
  National Penn Bancshares, Inc.  ......       210         5,696
 *National Picture and Frame Co.  ......     2,000        18,250
  National Presto Industries, Inc.  ....     3,000       124,875
  National RE Corp.  ...................     4,300       141,363
 *National Record Mart, Inc.  ..........     1,000         1,813
  National Sanitary Supply Co.  ........       200         2,675
 *National Standard Co.  ...............    11,000       123,750
 *National Techteam, Inc.  .............     4,900        28,175
 *National Vision Association, Ltd.  ...     8,200        25,625
 *National Western Life Insurance Co.
   Class A .............................     1,000        54,375
 *Natural Alternatives International,
   Inc. ................................     3,400        28,900
 *Natural Microsystems Corp.  ..........       600        17,025
 *Natural Wonders, Inc.  ...............     3,000         8,625
  Natures Sunshine Products, Inc.  .....    12,906       287,159
 *Nautica Enterprises, Inc.  ...........     4,725       166,556
 *Navarre Corp.  .......................       600         4,125
 *Navigators Group, Inc.  ..............     1,600        30,400
 #Nelson (Thomas), Inc.  ...............     3,750        60,938
 *Neogen Corp.  ........................       900         5,456
 *Neoprobe Corp.  ......................     5,900        89,238
 *Neorx Corp.  .........................     5,325        32,948
 *Neostar Retail Group, Inc.  ..........     5,010        52,918
 *Netframe Systems, Inc.  ..............     5,400        31,388
 *Netrix Corp.  ........................     3,700        18,500
 *Network Computing Devices, Inc.  .....     6,500        54,844
 *Network Equipment Technologies, Inc...    10,100       334,563
 *Network General Corp.  ...............     3,600       151,425
 *Network Imaging Corp.  ...............     6,800        31,238
 *Network Peripherals, Inc.  ...........     7,000        96,250
 *Network Six, Inc.  ...................     1,100         4,331
 *Networth, Inc.  ......................     1,500        62,719
 *Neurex Co.  ..........................     6,500        39,813
 *Neurobiological Technologies, Inc.  ..       800         3,300
 *Neurogen Corp.  ......................     4,200        87,150
  New Brunswick Scientific Co., Inc.  ..     2,200        14,713
  New England Business Services, Inc....     7,000       158,375
  New Hampsire Thrift BancShares, Inc...       200         2,063
 *New Image Industries, Inc.  ..........     3,300         5,981
  New Jersey Resources Corp.  ..........     5,400       150,525
 *New Jersey Steel Corp.  ..............     1,700        16,788
 *New Mexico & Arizona Land Co.  .......     1,650        19,388
 *New World Communication Group,
   Inc. Class A ........................     9,500       167,438
 *New World Power Corp.  ...............     5,000        10,313

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  New York Bancorp, Inc.  ..............     4,985      $100,946
  Newcor, Inc.  ........................     4,750        38,000
 *Newfield Exploration Co.  ............     6,400       189,600
  Newmil Bancorp, Inc.  ................     3,500        23,625
 *Newpark Resources, Inc.  .............     5,250        94,828
  Newport Corp.  .......................    10,200        81,600
 *Nexstar Pharmaceuticals, Inc.  .......     1,496        17,578
 *Nexthealth, Inc.  ....................     3,400        14,025
 *Nichols Research Corp.  ..............     3,100        70,913
 *Noble Drilling Corp.  ................    31,075       229,178
 *Noel Group, Inc.  ....................    10,100        61,863
  Noland Co.  ..........................       200         3,700
 *Norand Corp.  ........................     1,500        22,500
 *Nord Resources Corp.  ................     8,900        18,913
 *Norstan, Inc.  .......................     3,000        73,500
 *Nortek, Inc.  ........................     3,500        33,250
 *North American Biologicals, Inc.  ....    10,486        99,617
  North American Mortgage Co.  .........     6,000       135,750
 *North American Recycling System,
   Inc. ................................     2,000         1,624
  North American Watch Corp.  ..........     1,200        22,575
  North Carolina Natural Gas Corp.  ....     1,900        43,700
  North Fork Bancorporation, Inc.  .....    16,267       378,208
  North Side Savings Bank NY  ..........       578        16,979
 *North Star Universal, Inc.  ..........     4,300        25,531
  Northbay Financial Corp.  ............     1,100        16,569
  Northern Technologies International  .     1,700         8,925
 *Northfield Laboratories, Inc.  .......     5,600        92,400
  Northland Cranberries, Inc. Class A  .     1,400        26,600
 *Northstar Health Services, Inc.  .....     1,000         6,500
  Northwest Natural Gas Co.  ...........     2,700        89,944
 *Northwest Teleproductions, Inc.  .....       200           800
  Northwestern Public Service Co.  .....     2,300        61,525
 *Northwestern Steel & Wire Co.  .......    10,300        84,331
 *Norton McNaughton, Inc.  .............     4,000        52,500
  Norwich Financial Corp.  .............     2,400        31,500
 *Norwood Promotional Products, Inc.  ..       200         3,450
 *Novacare, Inc.  ......................    29,400       172,725
 *Novametrix Medical Systems, Inc.  ....     7,600        38,475
 *Noven Pharmaceuticals, Inc.  .........     9,200        93,150
 *Novitron Internarional, Inc.  ........     3,900        16,575
 *Nu Horizons Electronics Corp.  .......     6,118        98,270
 *Nu-Kote Holding, Inc. Class A  .......     6,600       127,875
 *Nuclear Metals, Inc.  ................     6,500        78,000
 *Nuclear Support Services, Inc.  ......       500           719
 *Nuevo Energy Co.  ....................     4,900       109,025
 *Numar Corp.  .........................     1,700        18,488
 *Numerex Corp. Class A  ...............     2,000        13,375
 *Nutramax Products, Inc.  .............     3,600        34,650
 *Nview Corp.  .........................     2,000         8,375
 *Nycor, Inc.  .........................     1,000         4,938
 *Nycor, Inc. Class A  .................     3,100        15,113
 *O Charleys, Inc.  ....................     1,450        17,219
 *O Reilly Automotive, Inc.  ...........     1,700        50,575
 *O'Brien Environmental Energy, Inc.
   Class A .............................     3,600           675
  O'Sullivan Corp.  ....................    13,400       140,700
 *O'Sullivan Industries Holdings, Inc.       3,400        21,675
 *O.I. Corp.  ..........................     1,600         4,600
  OEA, Inc.  ...........................     6,000       162,750
 *OEC Medical Systems, Inc.  ...........     3,700        37,000

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *OESI Power Corp.  ....................     1,000      $    156
 *OHM Corp.  ...........................     7,200        58,500
  OM Group, Inc.  ......................     2,300        70,150
 *OMI Corp.  ...........................    14,000        85,750
 *OTR Express, Inc.  ...................       200           900
 *Oak Hill Sportswear Corp.  ...........       800         1,600
 *Oak Industries, Inc.  ................    10,700       258,138
 *Oceaneering International, Inc.  .....    12,000       117,000
 *Odetics, Inc. Class A  ...............       300         2,850
*#Odwalla, Inc.  .......................     1,000        18,625
 *Offshore Logistics, Inc.  ............     4,700        57,281
  Oglebay Norton Co.  ..................     2,200        80,575
  Oil-Dri Corp. of America  ............     4,000        60,000
 *Old America Stores, Inc.  ............     1,800        14,738
 *Old Dominion Freight Lines, Inc.  ....     3,800        40,375
*#Olympic Financial, Ltd.  .............     8,100       166,050
 *Olympic Steel, Inc.  .................     4,000        35,750
*#Omega Environmental, Inc.  ...........    12,700        50,800
 *On Assignment, Inc.  .................     1,000        29,375
  OnbanCorp, Inc.  .....................     2,800        92,925
 *Oncogene Science, Inc.  ..............     6,500        43,469
 *Oncor, Inc.  .........................    12,500        73,438
 *One Price Clothing Stores, Inc.  .....     4,100        16,913
  One Valley Bancorp of West
   Virginia ............................     3,800       121,363
  Oneida, Ltd.  ........................     2,700        46,913
 *Oneita Industries, Inc.  .............     4,220        30,068
  Oneok, Inc.  .........................    10,300       242,050
 *Opinion Research Corp.  ..............       800         5,000
 *Opta Food Ingredients, Inc.  .........     3,500        44,188
 *Opti, Inc.  ..........................     2,100        21,263
  Optical Coating Laboratory, Inc.  ....     3,600        47,700
 *Optical Data Systems, Inc.  ..........     3,800        77,900
 *Option Care, Inc.  ...................     4,000        16,750
  Orange & Rockland Utilities, Inc.  ...     2,700        95,513
 *Orange Co., Inc.  ....................     5,200        41,600
 *Orbit International Corp.  ...........     3,000         2,813
 *Orbital Sciences Corp.  ..............     4,500        70,875
 *Orchard Supply Hardware Stores Corp. .     2,000        43,250
 *Oregon Metallurgical Corp.  ..........     4,200        44,888
  Oregon Steel Mills, Inc.  ............    10,800       148,500
*#Organogenesis, Inc.  .................     4,075        76,406
  Oriole Homes Corp. Class A
   Convertible .........................       800         4,400
  Oriole Homes Corp. Class B  ..........     1,100         5,913
  Orion Capital Corp.  .................     4,400       183,700
 *Orphan Medical, Inc.  ................       285         1,639
 *Ortel Corp.  .........................     2,200        25,300
 *Orthologic Corp.  ....................     3,000        37,875
 *Orthopedic Technology, Inc.  .........     1,400        11,375
 *Osborn Communications Corp.  .........     8,100        64,800
  Oshkosh B'Gosh, Inc. Class A  ........     4,700        72,850
  Oshkosh B'Gosh, Inc. Class B  ........       600        10,650
  Oshkosh Truck Corp. Class B  .........     2,300        33,350
 *Oshman's Sporting Goods, Inc.  .......     2,900        39,150
 *Osmonics, Inc.  ......................     8,250       148,500
 *Osteotech, Inc.  .....................     3,000        19,313
  Otter Tail Power Co.  ................     3,400       119,850
 #Outboard Marine Corp.  ...............    16,000       328,000
 *Outlet Communications, Inc.
   Class A .............................       200         9,338
 *Outlook Group Corp.  .................     1,900        14,250
  Owens & Minor, Inc.  .................    15,375       199,875
  Owosso Corp.  ........................     1,200        10,500

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Oxford Industries, Inc.  .............     5,600      $105,000
 *Oxford Resources Corp. Class A  ......     1,100        28,188
 *Oxis International, Inc.  ............     8,400        11,813
 *P&F Industries, Inc. Class A  ........       200           513
 *PAM Transportation Services, Inc.  ...     1,000         7,125
  PCA International, Inc.  .............     2,300        21,419
 *PCI Services, Inc.  ..................     2,500        25,156
 *PHP Healthcare Corp.  ................     3,000        81,750
 *PLM International, Inc.  .............     4,600        17,250
 *PMR Corp.  ...........................     1,300         6,663
 *PMT Services, Inc.  ..................     1,300        36,319
 *PRI Automation, Inc.  ................     1,400        56,350
 *PSC, Inc.  ...........................     3,300        33,825
  PXRE Corp.  ..........................     3,700        91,113
*#Pacific Crest Capital, Inc.  .........     1,060         7,818
 *Pacific Physician Services, Inc.  ....     5,200        85,150
 *Pacific Rehabilitation & Sports
   Medicine, Inc. ......................     1,400         9,844
 *Pacific Rim Holding Corp.  ...........     3,700         9,828
  Pacific Scientific Co.  ..............    16,000       406,000
 *Pacific Sunwear of California, Inc.  .     2,000        19,875
 *Pages, Inc.  .........................     1,700         4,038
 *Pairgain Technologies, Inc.  .........     2,900       145,363
 *Palfed, Inc.  ........................     2,000        25,125
 *Pamida Holdings Corp.  ...............     1,000         3,875
  Pamrapo Bancorp, Inc.  ...............     1,300        30,388
 *Panaco, Inc.  ........................     5,000        22,344
  Panatech Research and
   Development Corp. ...................     1,400         6,038
  Pancho's Mexican Buffet, Inc.  .......     5,000        14,375
 *Papa John's International, Inc.  .....     2,200        94,188
 *Par Technology Corp.  ................     6,000        54,000
 *Paragon Trade Brands, Inc.  ..........     1,000        20,875
 *Parallel Petroleum Corp.  ............     2,800         4,725
 *Parcplace Systems, Inc.  .............     2,500        27,500
 *Paris Business Forms, Inc.  ..........       200         1,188
  Park Electrochemical Corp.  ..........     8,200       249,075
 *Park-Ohio Industries, Inc.  ..........     7,034        91,002
 *Parker Drilling Co.  .................    31,700       162,463
 *Parkervision, Inc.  ..................     3,500        28,219
  Parkvale Financial Corp.  ............     1,562        40,612
 *Patlex Corp.  ........................       690         3,623
  Patrick Industries, Inc.  ............     2,000        26,500
 *Patten Corp.  ........................     7,005        33,274
 *Patterson Dental Co.  ................     3,500        89,688
 *Patterson Energy, Inc.  ..............       500         5,750
 *Paul Harris Stores, Inc.  ............     5,000         7,969
 *Paxar Corp.  .........................    23,946       308,305
 *Payco American Corp.  ................     3,000        25,500
 *Payless Cashways, Inc.  ..............    20,000        85,000
 *Peak Technologies Group, Inc.  .......     1,600        43,600
 *Pediatric Services of America, Inc.  .     1,000        18,500
  Peerless Manufacturing Co.  ..........       200         2,088
 *Penederm, Inc.  ......................     2,800        20,300
  Penn Engineering & Manufacturing
   Corp. ...............................     2,500       206,250
 *Penn National Gaming, Inc.  ..........       900        13,613
 *Penn Traffic Co.  ....................     3,400        44,200
 *Penn Treaty American Corp.  ..........     3,600        56,700
  Penn Virginia Corp.  .................     1,100        35,750
 #Penncorp Financial Group, Inc.  ......     5,400       149,850
  Pennsylvania Enterprises, Inc.  ......     1,200        44,700
 *Penril Datacomm Networks, Inc.  ......     3,700        34,919
 *Pentech International, Inc.  .........     5,300        14,409
  Penwest, Ltd.  .......................     2,100        55,125

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Peoples Bancorp  .....................       200      $  4,250
  Peoples Bank of Connecticut  .........    16,300       342,300
 *Peoples Choice TV Corp.  .............     5,350       114,356
 #Peoples Heritage Financial Group,
   Inc. ................................     6,680       140,280
 *Peoples Savings Bank of
   Brockton, MA ........................     1,000         7,875
  Peoples Savings Financial Corp.  .....       900        17,325
 *Peoples Telephone Co., Inc.  .........     6,350        17,859
 *Perceptron, Inc.  ....................       900        31,838
 *Performance Food Group Co.  ..........       200         4,800
 *Perfumania, Inc.  ....................     3,200        17,200
 *Perini Corp.  ........................     2,700        24,975
 *Perseptive Biosystems, Inc.  .........     6,400        60,000
 *Pet Food Warehouse, Inc.  ............     3,700        12,256
 *Petco Animal Supplies, Inc.  .........     1,700        46,113
 *Petrie Stores Corp.  .................    10,500        30,188
 *Petrocorp, Inc.  .....................     3,400        25,075
  Petroleum Heat & Power Co., Inc.
   Class A .............................     5,000        38,750
  Petrolite Corp.  .....................     6,700       168,338
*#Pharmaceutical Marketing Services,
   Inc. ................................     5,800        77,938
 *Pharmaceutical Resources, Inc.  ......     7,300        58,400
 *Pharmchem Laboratories, Inc.  ........     2,800        13,475
 *Pharmos Corp. (Private Placement)  ...     9,000        12,403
  Philadelphia Suburban Corp.  .........     5,200       100,100
  Phillips-Van Heusen Corp.  ...........    12,600       130,725
  Phoenix Duff & Phelps Corp.  .........     7,700        51,975
 *Phoenix Network, Inc.  ...............     4,400        17,050
  Phoenix Resource Companies, Inc.  ....     4,200        72,450
 *Phoenix Technologies, Ltd.  ..........     5,500        67,375
 *Photo Control Corp.  .................     1,000         3,688
 *Photronics, Inc.  ....................     4,600       144,900
*#Physician Computer Network, Inc.  ....    15,000        99,375
 *Physician Sales & Service, Inc.  .....     8,400       160,650
*#Physicians Clinical Laboratory, Inc.       1,200           524
 *Physicians Insurance Co. of Ohio
   Class A .............................     1,000        19,500
  Piccadilly Cafeterias, Inc.  .........     2,900        30,088
 #Piedmont Natural Gas Co.  ............    12,700       298,450
  Pier 1 Imports, Inc. DE  .............    19,740       214,673
  Pikeville National Corp.  ............       200         4,100
  Pilgrim Pride Corp.  .................    12,600        85,050
 *Pillowtex Corp.  .....................     6,000        75,000
 *Pinkertons, Inc.  ....................     2,000        40,000
  Pinnacle Financial Services, Inc.  ...       200         3,600
*#Pinnacle Micro, Inc.  ................     1,000        27,500
 *Pinnacle Systems, Inc.  ..............     1,400        45,850
  Pioneer Financial Services, Inc.  ....     3,700        61,513
  Pioneer Standard Electronics, Inc.  ..    16,312       236,524
  Piper Jaffray Companies, Inc.  .......     8,100       103,275
  Pitt-Des Moines, Inc.  ...............     2,400        91,800
 *Pittencrieff Communications, Inc.  ...     2,900        11,419
  Pittston Co. Minerals Group  .........     4,400        58,300
 *Plains Resources, Inc.  ..............     5,900        43,881
 *Planar Systems, Inc.  ................     6,000        93,000
 *Plantronics, Inc.  ...................     1,000        35,500
 *Platinum Software Corp.  .............     2,600        17,388
 *Platinum Technology, Inc.  ...........    14,695       247,060
 *Playboy Enterprises, Inc. Class B  ...     6,100        49,563
 *Players International, Inc.  .........    13,350       176,053
 *Playtex Products, Inc.  ..............    20,200       143,925
  Plenum Publishing Corp.  .............     1,200        43,950
 *Plexus Corp.  ........................     4,400        73,150

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Ply-Gem Industries, Inc. DE  .........     4,100      $ 74,825
  Poe & Brown, Inc.  ...................     3,400        84,575
 *Polk Audio, Inc.  ....................       500         4,813
 *Pollo Tropical, Inc.  ................     5,200        21,450
 *Polymedica Industries, Inc.  .........     2,100        14,700
 *Polyvision Corp.  ....................     5,396        10,792
 *Pomeroy Computer Resource, Inc.  .....     1,100        16,225
 *Pool Energy Services Co.  ............     8,700        78,844
  Pope & Talbot, Inc.  .................     5,300        78,175
*#Porta Systems Corp.  .................     4,400         4,950
 *Portec, Inc.  ........................     7,610        73,246
  Portsmouth Bank Shares, Inc.  ........     1,560        22,815
 *Positive Response Television, Inc.  ..       700         5,775
 *Positron Corp.  ......................       700         1,859
 *Possis Medical, Inc.  ................     5,800       102,950
  Poughkeepsie Savings Bank FSBNY  .....     5,000        23,750
 *Powell Industries, Inc.  .............     4,200        30,975
  Pratt & Lambert United, Inc.  ........     3,400       118,788
 *Pratt Hotel Corp.  ...................     1,300         3,738
  Pre-Paid Legal Services, Inc.  .......     7,100        60,350
 *Precision Standard, Inc.  ............     3,800         4,750
  Premier Bancorp, Inc.  ...............    18,800       441,800
  Premier Financial Services, Inc.  ....     2,600        23,075
 *Premiere Radio Networks, Inc.  .......     1,200        19,650
 *President Casinos, Inc.  .............    11,000        26,469
  Presidential Life Corp.  .............    16,900       165,831
 *Presley Companies Class A  ...........     5,600         7,700
 *Price Communications Corp.  ..........     4,250        34,000
 *Pride Petroleum Services, Inc.  ......    14,700       146,081
 *Prima Energy Corp.  ..................     1,600        21,800
 *Primark Corp.  .......................     8,400       232,050
  Prime Bancorp, Inc.  .................       605        12,176
 *Prime Hospitality Corp.  .............    14,700       141,488
 *Prime Medical Services, Inc.  ........     5,900        40,378
  Primesource Corp.  ...................     4,581        29,204
 *Printronix, Inc.  ....................     3,750        67,500
 *Procept, Inc.  .......................     1,300         4,469
 *Procyte Corp.  .......................     8,000        19,250
  Production Operators Corp.  ..........     2,600        78,325
 *Professional Sports Care
   Management, Inc. ....................     1,500         9,844
*#Proffitts, Inc.  .....................     4,250       114,219
 *Progress Financial Corp.  ............     1,000         5,688
 *Progress Software Corp.  .............     2,000        62,750
  Progressive Bank, Inc.  ..............     1,000        29,000
 *Progroup, Inc.  ......................     1,500         6,000
 *Project Software & Development, Inc. .     1,800        58,388
 *Proler International Corp.  ..........     8,500        63,750
 *Pronet, Inc.  ........................     1,500        45,938
 *Protein Design Labs, Inc.  ...........     6,100       115,138
 *Proteon, Inc.  .......................     6,100        47,275
 *Protocol Systems, Inc.  ..............     4,100        43,306
  Providence & Worcester Railroad Co....       800         5,600
  Providence Energy Corp.  .............     5,300        86,788
  Provident Bancorp, Inc.  .............     3,100       134,075
  Provident Bankshares Corp.  ..........     5,565       168,341
 *Proxim, Inc.  ........................     2,800        39,375
*#Proxima Corp.  .......................     1,700        30,388
 *Psicor, Inc.  ........................     2,200        38,225
 *Psychemedics Corp.  ..................     3,900        22,425
  Public Service Co. of North
   Carolina ............................     4,900        80,238

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Publicker Industries, Inc.  ..........       200       $   325
  Pulaski Furniture Corp.  .............     1,300        22,263
  Pulse Bancorp, Inc.  .................       800        13,500
 *Pure Tech International, Inc.
   (Private Placement) .................    10,000        20,813
 *Pure World, Inc.  ....................     3,100         7,944
 *Purepac, Inc.  .......................     5,000        36,250
 *Pyxis Corp.  .........................    10,300       155,788
 *Q Logic Corp.  .......................     4,450        35,600
 *QMS, Inc.  ...........................     6,500        28,438
 *Quad Systems Corp.  ..................     1,600        13,200
  Quaker Chemical Corp.  ...............     2,800        45,500
 *Quaker Fabric Corp.  .................     4,000        37,000
  Quaker State Corp.  ..................    14,900       201,150
 *Quality Dining, Inc.  ................     3,000        71,625
  Quality Food Centers, Inc.  ..........     9,700       195,213
 *Quality Systems, Inc.  ...............     1,800        45,113
  Quanex Corp.  ........................     3,300        64,763
 *Quantum Health Resources, Inc.  ......     9,100        84,175
*#Quantum Restaurant Group, Inc.  ......     3,000        36,750
*#Quarterdeck Office Systems, Inc.  ....    10,100       323,200
  Queens County Bancorp  ...............     1,200        48,450
 *Quest Medical, Inc.  .................     8,109        89,199
 *Quickresponse Services, Inc.  ........     2,200        55,825
 *Quickturn Design Systems, Inc.  ......     5,400        55,013
 *Quidel Corp.  ........................     8,500        48,875
 *Quiksilver, Inc.  ....................     2,900        91,713
 *Quipp, Inc.  .........................       200         2,000
  Quixote Corp.  .......................     7,700        61,600
 *R & B, Inc.  .........................     3,500        23,188
  RCSB Financial, Inc.  ................     4,100        98,400
 *RF Monolithics, Inc.  ................     2,000        14,125
  RLI Corp.  ...........................     5,000       120,000
 *RMI Titanium Co.  ....................     6,100        46,513
 *RPC Energy Services, Inc.  ...........    22,800       182,400
  RS Financial Corp.  ..................     1,400        55,125
 *Racotek, Inc.  .......................     9,400        54,050
 *Radius, Inc.  ........................     5,819        12,184
 *Rag Shops, Inc.  .....................     2,300         4,816
 *Ragan (Brad), Inc.  ..................     3,800       129,200
 *Railtex, Inc.  .......................     1,800        36,900
 *Rainbow Technologies, Inc.  ..........     2,800        63,700
*#Rally's Hamburgers, Inc.  ............     6,200        10,075
 *Ramapo Financial Corp.  ..............     3,200        12,700
 *Ramsay Health Care, Inc.  ............     3,500        12,031
 *Ramsay Managed Care, Inc.  ...........       913         2,111
*#Ramtron International Corp.  .........     8,800        50,050
  Raritan Bancorp, Inc. DE  ............       200         4,400
 *Rational Software Corp.  .............     5,000        87,813
  Rauch Industries, Inc.  ..............     1,500        14,719
  Raven Industries, Inc.  ..............     9,150       147,544
 *Rawlings Sporting Goods, Inc.  .......     1,500        11,250
*#Raymond Corp.  .......................     5,843       119,782
  Raymond James Financial, Inc.  .......     4,000        90,500
 *Readicare, Inc.  .....................    11,400        33,488
 *Reading Co. Class A  .................     2,000        18,250
 *Recoton Corp.  .......................     9,066       160,922
 *Recovery Engineering, Inc.  ..........       200         2,925
*#Reddi Brake Supply Corp.  ............     6,600        16,088
 *Redman Industries, Inc.  .............     1,400        39,200
 *Redwood Empire Bancorp  ..............       500         4,250
 *Reeds Jewelers, Inc.  ................       220         2,393
  Refac Technology Development Corp. ...     7,000        49,000
 *Reflectone, Inc.  ....................     1,000        14,375

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Regal Beloit Corp.  ..................    10,200      $224,400
 *Regal Cinemas, Inc.  .................     2,300        98,325
 *Regency Health Services, Inc.  .......     6,600        70,950
 *Regeneron Pharmaceuticals, Inc.  .....     5,900        66,375
*#Regional Acceptance Corp.  ...........     3,000        26,250
  Regis Corp.  .........................     3,100        72,850
 *Rehabcare Corp.  .....................     1,800        30,825
 *Rehabilicare, Inc.  ..................     1,800         5,625
  Reinsurance Group America, Inc.  .....     1,200        37,050
 *Reliability, Inc.  ...................     1,700        14,238
  Reliance Steel and Aluminum Co.  .....     4,400        82,500
 *Renal Treatment Centers, Inc.  .......     4,300       173,075
 *Reno Air, Inc.  ......................     3,300        22,688
 *Rentrak Corp.  .......................     4,500        27,141
 *Repligen Corp.  ......................     6,100         7,816
 *Reptron Electronics, Inc.  ...........     1,900        32,894
  Republic Automotive Parts, Inc.  .....     4,100        52,275
  Republic Bancorp, Inc.  ..............     8,466        97,884
 *Republic Environmental Systems, Inc...     2,200         8,250
  Republic Gypsum Co.  .................    13,300       171,238
  Republic Savings Financial Corp.  ....     1,500         8,438
 *Res-Care, Inc.  ......................     3,200        54,000
 *Research Industries Corp.  ...........     5,000       138,125
 *Resound Corp.  .......................     3,100        24,025
 *Resource Bancshares Mortgage
   Group, Inc. .........................     5,800        80,113
*#Respironics, Inc.  ...................    10,600       206,700
 *Response Oncology, Inc.  .............     2,380        32,725
 *Retirement Care Association, Inc.  ...     4,200        53,288
 *Retix, Inc.  .........................     7,000        16,188
 *Rex Stores Corp.  ....................     5,600        98,000
 *Rexall Sundown, Inc.  ................     2,900        55,644
 *Rexel, Inc.  .........................    17,900       241,650
*#Rexene Corp.  ........................     7,400        72,150
 *Rexhall Industries, Inc.  ............     1,000         5,000
 *Rexon, Inc.  .........................     5,600           613
 *Rexworks, Inc.  ......................     1,000         2,625
 *Rhodes, Inc.  ........................     3,200        32,800
 *Ribi Immunochem Research, Inc.  ......    19,400        78,813
  Richfood Holdings, Inc.  .............    13,955       388,996
 *Riddell Sports, Inc.  ................       655         2,088
 *Riggs National Corp.  ................    13,800       193,200
 *Right Management Consultants, Inc.  ..     1,800        48,375
 *Right Start, Inc.  ...................     1,900         8,431
 *Rightchoice Managed Care, Inc.
   Class  A ............................       700         8,838
 *Ringer Corp.  ........................     6,500        10,156
 *Rio Hotel & Casino, Inc.  ............    10,700       133,081
  Riser Foods, Inc. Class A  ...........     3,500        52,500
  Rival Co.  ...........................     2,600        54,600
  River Forest Bancorp  ................     6,800       164,050
 *River Oaks Furniture, Inc.  ..........     2,400        17,400
 *Riverside Group, Inc.  ...............     1,000         4,625
  Riverside National Bank CA  ..........     1,000        13,688
*#Roadmaster Industries, Inc.  .........    16,900        48,588
  Roanoke Electric Steel Corp.  ........     1,200        17,850
  Robbins & Myers, Inc.  ...............     3,900       124,800
 *Roberds, Inc.  .......................     2,300        23,863
 *Roberts Pharmaceutical Corp.  ........     7,400       124,875
 *Robertson-Ceco Corp.  ................     6,418        38,508
  Robinson Nugent, Inc.  ...............     4,000        29,750
 *Robotic Vision Systems, Inc.  ........     5,800       151,888
 *Rock Bottom Restaurants, Inc.  .......     1,700        26,350

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Rock-Tenn Co. Class A  ...............     2,800      $  44,800
 *Rocky Mountain Chocolate Factory  ....       200          2,500
 *Rocky Shoes & Boots, Inc.  ...........     2,000         13,500
 *Rodman & Renshaw Capital Group, Inc. .     1,300          2,275
 *Rogers Corp.  ........................    10,000        242,500
*#Rohr, Inc.  ..........................    13,000        190,125
 *Rollins Environmental Services, Inc. .    24,300         72,900
  Rollins Truck Leasing Corp.  .........    11,700        117,000
  Roper Industries, Inc.  ..............     6,000        216,750
  Ross Stores, Inc.  ...................    12,000        230,250
 *Ross Systems, Inc.  ..................     6,500         19,500
 *Rotech Medical Corp.  ................     6,700        192,625
  Roto-Rooter, Inc.  ...................     3,600        112,950
 *Rotonics Manufacturing, Inc.  ........     2,500          4,063
 *Rottlund, Inc.  ......................     1,000          6,625
  Rouge Steel Co. Class A  .............     2,600         56,550
  Rowe Furniture Corp.  ................     5,412         26,384
 *Royal Appliance Manufacturing Co.  ...     7,200         22,500
  Royal Bancshares of Pennsylvania
   Class A .............................     2,312         22,831
 *Royal Grip, Inc.  ....................     1,100          4,675
  Ruddick Corp.  .......................    17,600        189,200
 *Rule Industries, Inc.  ...............     2,700         40,163
 *Rural/Metro Corp.  ...................     1,600         39,000
  Russ Berrie & Co., Inc.  .............    12,800        174,400
  Ryan Beck & Co.  .....................       200          1,500
 *Ryans Family Steak Houses, Inc.  .....    21,400        159,163
  Rykoff-Sexton, Inc.  .................     8,750        167,344
  Ryland Group, Inc.  ..................     7,800         96,525
 *Rymer Foods, Inc.  ...................     5,400          4,050
*#S&K Famous Brands, Inc.  .............     1,900         14,250
  S&T Bancorp, Inc.  ...................     2,200         56,650
 *SBE, Inc.  ...........................       900         11,813
 *SBS Technologies, Inc.  ..............     1,100          8,663
  SCOR U.S. Corp.  .....................     8,200        125,050
 *SCS/COMPUTE, Inc.  ...................     2,700          6,919
  SEI Corp.  ...........................     3,800         80,750
  SFFED Corp.  .........................     3,500        109,375
 *SFX Broadcasting, Inc. Class A  ......     1,200         34,500
  SI Handling, Inc.  ...................     1,050          7,088
  SJW Corp.  ...........................       600         20,850
  SKI, Ltd.  ...........................     1,000         13,750
  SL Industries, Inc.  .................     9,200         71,300
*#SLM International, Inc.  .............     5,200          7,800
 *SPS Technologies, Inc.  ..............     2,600        117,975
 *SPSS, Inc.  ..........................       200          3,713
  SPX Corp.  ...........................     6,300        101,588
 *SSE Telecom, Inc.  ...................     1,100          9,625
 *STB Systems, Inc.  ...................       900          9,394
 *Safeguard Health Enterprises, Inc.  ..     6,900         80,213
 *Safeguard Scientifics, Inc.  .........    20,700      1,024,650
 *Safeskin Corp.  ......................     1,800         33,750
 *Safety 1st, Inc.  ....................     1,400         28,000
 *Safety Components International,
   Inc. ................................     1,500         23,625
 *Safetytek Corp.  .....................     1,000         15,750
 *Saga Communications, Inc.
   Class A .............................     1,625         24,375
 *Sahara Gaming Corp.  .................     1,200          3,300
  Saint Ives Laboratories Corp.  .......     3,500         51,625
  Saint John Knits, Inc.  ..............       200          9,375
  Saint Joseph Light & Power Co.  ......    27,200        853,400
  Saint Mary Land & Exploration Co.  ...     1,800         24,413
  Saint Paul Bancorp, Inc.  ............     7,350        183,750

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Salant Corp. DE  .....................     5,900      $ 21,388
  Salem Corp.  .........................     2,950        60,844
 *Salick Health Care, Inc.
   Redeemable Shares ...................     2,850       104,381
 *Salton/Maxim Housewares, Inc.  .......     1,200         3,675
 *Sam & Libby, Inc.  ...................     3,400         4,144
 *San Filippo (John B.) & Son, Inc.  ...     3,000        27,000
 *San Francisco Co. Class A  ...........       400         1,800
  Sanderson Farms, Inc.  ...............     4,200        45,675
  Sands Regent Casino Hotel  ...........     2,000        11,500
  Sandwich Co-Operative Bank MA  .......       200         3,625
  Sandy Corp.  .........................     1,000        12,625
 *Sangstat Medical Corp.  ..............     1,900        14,844
*#Sanifill, Inc.  ......................     7,100       237,850
 *Sanmina Corp.  .......................     3,400       175,100
 *Santa Cruz Operation, Inc.  ..........    17,000       103,063
 *Santa Monica Bank CA  ................     1,000        12,500
 *Satcon Technology Corp.  .............     1,400        13,038
 *Satellite Technology Management,
   Inc. ................................     2,300        37,663
  Savannah Foods & Industries, Inc.  ...    10,500       129,938
 *Savoy Pictures Entertainment, Inc.  ..     9,800        58,800
  Sbarro, Inc.  ........................     8,100       181,238
 *Scan-Optics, Inc.  ...................    14,900        40,975
  Schawk, Inc. Class A  ................     3,200        21,600
 *Schieb (Earl), Inc.  .................     7,900        55,300
 *Schuler Homes, Inc.  .................    12,300       110,700
  Schult Homes Corp.  ..................     1,100        18,975
  Schultz Sav-O Stores, Inc.  ..........     3,000        45,375
 *Sciclone Pharmaceuticals, Inc.  ......     9,400        49,350
 *Science Dynamics Corp.  ..............     1,700         1,142
 *Scientific Games Holdings Corp.  .....     1,800        60,750
 *Scientific Software-Intercomp, Inc.  .     3,500         9,188
  Scientific Technologies, Inc.  .......     2,600        41,275
 *Scios-Nova, Inc.  ....................    14,087        54,587
  Scope Industries, Inc.  ..............     3,500       111,781
 *Score Board, Inc.  ...................     5,600        28,700
  Scotsman Industries, Inc.  ...........     3,000        49,500
 *Scott's Liquid Gold, Inc.  ...........     3,400         9,775
 *Scotts Co. Class A  ..................    11,300       228,119
  Seacoast Banking Corp. Class A  ......       700        16,975
 *Seacor Holdings, Inc.  ...............     1,200        27,450
  Seafield Capital Corp.  ..............     1,700        60,988
  Sealright Co., Inc.  .................     2,800        31,500
 *Seattle Filmworks, Inc.  .............     1,400        26,775
  Seaway Food Town, Inc.  ..............       200         3,275
  Second Bancorp, Inc.  ................       300         8,625
  Security Connecticut Corp.  ..........     2,200        56,100
 *Seda Specialty Packaging Corp.  ......     2,000        25,625
 *Seeq Technology, Inc. DE  ............    11,500        46,719
 *Seitel, Inc.  ........................     1,800        45,000
  Selas Corp. of America  ..............     1,400        11,550
  Selective Insurance Group, Inc.  .....     6,000       226,500
 *Selfix, Inc.  ........................     1,000         5,375
 *Semiconductor Packaging Materials
   Co., Inc. ...........................     2,300        21,850
 *Semtech Corp.  .......................     1,000        25,375
 *Seneca Foods Corp.  ..................       200         3,475
 *Seneca Foods Corp. Class A  ..........       200         3,188
 *Sepracor, Inc.  ......................     9,100       144,463
 *Sequa Corp. Class A  .................     2,000        58,250
 *Sequent Computer Systems, Inc.  ......     6,200        98,038
 *Sequoia Systems, Inc.  ...............     6,100        31,072
 *Sequus Pharmaceuticals, Inc.  ........    11,400       141,075

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
*#Seragen, Inc.  .......................     6,600      $ 37,125
 *Serv-Tech, Inc.  .....................     2,600        17,063
 *Servico, Inc.  .......................     1,600        21,600
 *Servotronics, Inc.  ..................       954         4,412
  Sevenson Environmental Services,
   Inc. ................................     1,300        22,913
 *Shaman Pharmaceuticals  ..............     5,200        36,075
 *Shared Technologies, Inc.  ...........     2,600         9,588
 *Sharper Image Corp.  .................     5,900        36,875
 *Shaw Group, Inc.  ....................     1,700        16,363
 *Sheffield Medical Technologies, Inc.       1,500         5,531
  Shelby Williams Industries, Inc.  ....     3,300        42,075
 *Sheldahl, Inc.  ......................    10,300       201,494
  Shelter Components, Inc.  ............     2,425        39,709
 *Sherwood Group, Inc.  ................     5,000        42,500
 *Shiloh Industries, Inc.  .............     2,600        29,250
 *Shoe Carnival, Inc.  .................     3,000        12,188
 *Sholodge, Inc.  ......................     3,600        33,300
*#Shoney's, Inc.  ......................    16,600       178,450
  Shopko Stores, Inc.  .................    19,400       220,675
  Shoreline Financial Corp.  ...........     1,000        19,188
 *Shorewood Packaging Corp.  ...........     7,700       108,763
 *Show Biz Pizza Time, Inc.  ...........     7,400        94,350
  Showboat, Inc.  ......................     6,800       183,600
 *Showscan Corp.  ......................     4,000        26,000
*#Shuffle Master, Inc.  ................     1,800        24,300
 *Sierra Health Services, Inc.  ........     5,921       193,913
 *Sierra On-Line, Inc.  ................     3,200       109,600
 *Sierra Semiconductor Corp.  ..........    13,600       249,900
  Sierra Tahoe Bancorp  ................       200         2,288
 *Sifco Industries, Inc.  ..............     8,800        39,050
 *Sight Resource Corp.  ................     1,000         7,500
 *Sigma Designs, Inc.  .................     8,700        52,200
 *Signal Apparel Co., Inc. Class A  ....     4,200        26,250
 *Signal Technology Corp.  .............     2,700        15,356
 *Silicon Valley Bancshares  ...........     4,200        93,450
 *Siliconix, Inc.  .....................     4,000       157,500
*#Silver King Communications, Inc.  ....     1,300        45,338
 *Silverado Foods, Inc.  ...............     1,100         3,713
  Simmons First National Corp.
   Class A .............................       200         5,850
 *Simmons Outdoor Corp.  ...............     1,000        10,313
  Simpson Industries, Inc.  ............     7,650        72,675
 *Simula, Inc.  ........................     3,450        70,294
 *Sinter Metals, Inc. Class A  .........     1,000        10,625
 *Sirena Apparel Group, Inc.  ..........       700         4,025
 *Sithe Energies, Inc.  ................    22,500       143,438
  Sizzler International, Inc.  .........    16,200        62,775
  Skyline Corp.  .......................     3,400        63,750
  Skywest, Inc.  .......................     5,100        70,444
 *Sloane's Supermarkets, Inc.  .........       900         3,375
  Smart & Final Food, Inc.  ............    12,150       233,888
  Smith (A.O.) Corp.  ..................     5,900       140,125
 *Smith Environmental Technologies
   Corp. ...............................     2,900        12,506
 *Smithfield Foods, Inc.  ..............     6,600       204,600
  Snyder Oil Corp.  ....................    12,100       140,663
 *Sodak Gaming, Inc.  ..................     3,000        58,500
 *Sofamor/Danek Group, Inc.  ...........     9,500       218,500
 *Softdesk, Inc.  ......................     3,000        67,875
 *Softech, Inc.  .......................     1,600         6,100
 *Softnet Systems, Inc. (Private
   Placement) ..........................     2,536        22,539
 *Software Publishing Corp.  ...........     5,000        16,875

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Software Spectrum, Inc.  .............     1,900      $ 37,644
 *Somatix Therapies Corp.  .............     6,100        30,500
 *Somatogen, Inc.  .....................     8,200       112,750
  Somerset Group, Inc.  ................       200         3,550
 *Sonic Corp.  .........................     6,000       129,750
 *Sonic Solutions  .....................     1,500        11,156
 *Sound Advice, Inc.  ..................     1,900         3,800
  South Jersey Industries, Inc.  .......     3,448        73,701
*#Southdown, Inc.  .....................    12,400       234,050
  Southeastern Michigan Gas
   Enterprises, Inc. ...................     2,371        42,085
  Southern California Water Co.  .......     3,900        73,613
 *Southern Electronics Corp.  ..........     2,750      $ 14,266
 *Southern Energy Homes, Inc.  .........     3,750        67,031
 #Southern Indiana Gas & Electric Co. ..     3,200       106,800
 *Southern Union Co.  ..................     5,990       143,011
 *Southwall Technologies, Inc.  ........     3,500        14,438
  Southwest Bancorp, Inc.  .............     1,500        26,250
  Southwest Bancshares, Inc. DE  .......       900        24,638
  Southwest Gas Corp.  .................     6,300       113,400
  Southwest National Corp.  ............       200         6,800
  Southwest Securities Group, Inc  .....     1,600        16,400
  Southwest Water Co.  .................     1,000         9,313
  Southwestern Energy Co.  .............     6,600        85,800
 *Southwestern Life Corp.  .............    19,200           749
  Sovereign Bancorp, Inc.  .............    19,307       203,930
 *Spacelabs Medical, Inc.  .............     3,000        79,500
 *Spaghetti Warehouse, Inc.  ...........     3,400        16,575
  Span-American Medical System, Inc. . .     1,700         9,881
  Spartan Motors, Inc.  ................     8,900        99,013
  Spartech Corp.  ......................     5,600        37,800
 *Sparton Corp.  .......................     7,700        31,763
 *Spec's Music, Inc.  ..................     5,300        11,925
 *Special Devices, Inc.  ...............     2,900        44,406
 *Specialty Chemical Resources, Inc.  ..     2,600         6,825
 *Specialty Equipment Co., Inc.  .......     3,300        34,238
 *Specialty Paperboard, Inc.  ..........     1,600        20,200
 *Spectran Corp.  ......................     3,200        17,200
 *Spectranetics Corp.  .................     7,302        22,362
 *Spectrian Corp.  .....................     1,500        35,438
 *Spectrum Control, Inc.  ..............     4,200        14,438
 *Spectrum Holobyte, Inc.  .............    10,400        89,050
 *Speizman Industries, Inc.  ...........     1,800         5,288
 *Spire Corp.  .........................     3,200         8,200
 *Sport Chalet, Inc.  ..................     1,400         3,675
  Sport Supply Group, Inc.  ............     1,250         9,063
*#Sportmart, Inc.  .....................     1,300        10,238
 *Sports & Recreation, Inc.  ...........     9,900        69,300
 *Sports Authority, Inc.  ..............       200         4,225
 *Spreckels Industries, Inc. Class A  ..     1,200        16,725
 *Staar Surgical Co.  ..................     3,700        43,475
 *Stac Electronics  ....................     9,300       111,600
 *Stacey's Buffet, Inc.  ...............     3,700         2,197
 *Staff Builders, Inc.  ................     8,300        24,900
  Stage II Apparel Corp.  ..............     1,700         5,100
 *Standard Brands Paint Co.  ...........     5,100         5,100
 *Standard Commercial Corp.  ...........     2,311        26,864
 *Standard Management Corp.  ...........     2,000         9,750
 *Standard Microsystems Corp.  .........     8,800       181,500
  Standard Motor Products, Inc.
   Class A .............................     3,900        58,500
  Standard Pacific Corp. DE  ...........    12,200        70,150
  Standard Products Co.  ...............     6,700       108,038
  Standard Register Co.  ...............     4,500        92,531

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Standex International Corp.  .........     4,400      $160,050
 *Stanford Telecommunications, Inc.  ...     6,900       128,513
 *Stanley Furniture, Inc.  .............       200         1,650
  Stant Corp.  .........................    10,000        90,000
 *Starcraft Corp.  .....................       200           963
  Starret Housing Corp.  ...............     3,900        29,494
  Starrett (L.S.) Co. Class A  .........     1,400        32,725
 *Starsight Telecast, Inc.  ............     8,400        35,700
 *Starter Corp.  .......................     5,300        35,775
  State Auto Financial Corp.  ..........       400         9,200
 *State of the Art, Inc.  ..............     5,200        52,650
 *Station Casinos, Inc.  ...............       200         3,000
 *Steck-Vaughn Publishing Corp.  .......     1,000         7,250
  Steel Technologies, Inc.  ............     3,100        27,125
 *Steel of West Virginia, Inc.  ........     4,400        44,000
 *Stein Mart, Inc.  ....................     6,200        78,275
  Stepan Co.  ..........................     6,400        99,200
  Stephan Co.  .........................     1,700        26,988
 *Sterile Concepts Holdings, Inc.  .....       900        12,600
 *Steris Corp.  ........................     7,000       284,375
  Sterling Bancorp  ....................     3,900        42,900
  Sterling Bancshares  .................       200         3,450
 *Sterling Chemicals, Inc.  ............    16,700       139,863
 *Sterling Electronics Corp.  ..........     4,800        80,400
 *Sterling Financial Corp. WA  .........       220         2,970
 *Stevens Graphics Corp. Class A  ......     4,000        27,750
  Stewart Information Services Corp.  ..     1,500        33,188
  Stifel Financial Corp.  ..............     1,600         9,400
 *Stimsonite Corp.  ....................       500         4,563
 *Stokely USA, Inc.  ...................    10,100        56,813
  Stone & Webster, Inc.  ...............     7,200       266,400
 *Strategic Distribution, Inc.  ........     6,400        40,400
  Strawbridge & Clothier Class A  ......     4,200        93,450
  Stride Rite Corp.  ...................       300         2,625
 *Strouds, Inc.  .......................     1,700         6,853
 *Structural Dynamics Research Corp. ...     8,700       177,806
 *Struthers Industries, Inc.  ..........     2,100         4,594
 *Stuart Entertainment, Inc.  ..........     1,000         6,750
  Student Loan Corp.  ..................     5,600       198,100
  Sturm Ruger & Co., Inc.  .............     8,500       248,625
 *Submicron Systems Corp.  .............     4,600        46,575
 *Sudbury, Inc.  .......................     3,200        25,200
  Suffolk Bancorp  .....................     1,000        36,000
 *Sugen, Inc.  .........................     1,700        18,488
 *Sulcus Computer Corp.  ...............     5,800        11,963
  Sullivan Dental Products, Inc.  ......     5,800        53,288
  Sumitomo Bank of California  .........     3,900        93,600
 *Summa Four, Inc.  ....................     1,300        19,825
 *Summagraphics Corp.  .................     1,500         2,859
  Summit Bancorp, Inc. WA  .............     3,378        97,751
 *Summit Care Corp.  ...................     1,400        31,500
  Summit Family Restaurants, Inc.  .....     2,900        15,044
 *Summit Technology, Inc.  .............     6,400       305,600
 *Sun Coast Plastics, Inc.  ............     1,600        13,400
 *Sun Sportswear, Inc.  ................     2,300         8,050
  Sun Television and Appliances, Inc.  .     8,600        48,375
 *Sunair Electronics, Inc.  ............     3,000         7,500
 *Sunbelt Company, Inc.  ...............       200         1,575
 *Sunbelt Nursery Group, Inc.  .........     2,600         7,963
 *Suncoast Savings & Loan
   Association FSA .....................       800         5,088
 *Sundance Homes, Inc.  ................     4,300        11,019
 *Sunrise Bancorp CA  ..................     1,300         3,331
 *Sunrise Leasing Corp.  ...............     1,700         5,313

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Sunrise Medical, Inc.  ...............     7,200      $124,200
*#Sunshine Mining and Refining Co.  ....     3,000         4,875
  Super Food Services, Inc.  ...........     7,300        93,075
 *Superconductor Technologies, Inc.  ...     1,200         5,925
 *Supercuts, Inc.  .....................     6,800        56,950
  Superior Surgical Manufacturing
   Co., Inc. ...........................    39,800       358,200
 *Supertex, Inc.  ......................    31,300       324,738
 *Suprema Specialties, Inc.  ...........     1,000         5,000
 *Supreme Industries, Inc.  ............     2,300        18,544
 *Supreme International Corp.  .........       700        11,463
 *Surgical Laser Technologies, Inc.  ...     2,500         2,813
 *Surgical Technologies, Inc.  .........     1,000         1,531
 *Survival Technology, Inc.  ...........     1,200        10,950
  Susquehanna Bancshares, Inc.  ........     3,875       112,859
 *Swift Energy Corp.  ..................     6,820        74,168
 *Swift Transportation, Inc.  ..........     7,200       119,700
 *Swing-n-Slide Corp.  .................     4,800        19,800
 *Swisher International, Inc.  .........       200           900
 *Sybron Chemicals, Inc.  ..............     1,100        13,613
 *Sylvan Foods Holdings, Inc.  .........     2,469        27,005
 *Sylvan Learning Systems, Inc.  .......     1,800        43,650
 *Symix Systems, Inc.  .................     1,000        11,125
 *Symmetricom, Inc.  ...................     9,800       147,000
 *Syms Corp.  ..........................     9,900        75,488
  Synalloy Corp. DE  ...................    14,400       297,900
 *Synbiotics Corp.  ....................     2,300         6,038
 *Syncor International Corp. DE  .......     4,200        29,925
 *Synetic, Inc.  .......................     7,100       186,375
 *Syntellect, Inc.  ....................     4,500        15,188
*#Syquest Technology, Inc.  ............     3,100        33,131
 *Syratech Corp.  ......................       300         6,188
 *Systemed, Inc.  ......................    17,976       105,609
 *Systemix, Inc.  ......................     2,800        40,600
*#Systems & Computer Technology Corp....    16,700       308,950
 *Systemsoft Corp.  ....................     2,000        26,750
 *T Cell Sciences, Inc.  ...............     6,900        23,719
 *T-HQ, Inc.  ..........................       200           775
 *TBC Corp.  ...........................     8,950        63,769
  TCBY Enterprises, Inc.  ..............     7,900        33,575
 *TCC Industries, Inc.  ................     1,100         2,750
 *TCI International, Inc.  .............     1,600        14,800
 *TCSI Corp.  ..........................     3,800        66,263
 *TFC Enterprises, Inc.  ...............     3,200        22,200
 *TII Industries, Inc.  ................     1,760        15,290
 #TJ International, Inc.  ..............     8,800       155,100
 *TMBR/Sharp Drilling, Inc.  ...........     1,300        10,969
  TNP Enterprises, Inc.  ...............     3,200        58,800
  TNT Freightways Corp.  ...............     6,600       129,525
 *TPI Enterprises, Inc.  ...............     6,100        20,969
  TR Financial Corp.  ..................     3,900        97,013
 *TRC Companies, Inc.  .................     4,600        27,025
 *TRM Copy Centers Corp.  ..............     4,000        38,750
 *TRO Learning, Inc.  ..................     2,400        19,500
 *TSF Communications Corp.  ............     2,400        30,300
  TSI, Inc. MN  ........................     2,100        25,463
  TSR, Inc.  ...........................       200         1,175
 *TSX Corp.  ...........................     3,500        71,313
  Tab Products Co. DE  .................     2,400        16,200
 *Taco Cabana Inc.  ....................     9,200        50,600
 *Talley Industries, Inc.  .............     2,800        22,050
 *Tandy Brand Accessories, Inc.  .......     2,100        14,438
 *Tandy Crafts, Inc.  ..................     5,600        42,000
 *Tanknology Environmental, Inc. .......     5,700        12,825

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Target Technologies, Inc.  ...........       900      $  6,694
 *Target Therapeutics, Inc.  ...........     1,400       109,725
 *Targeted Genetics Corp.  .............     5,000        25,938
  Tasty Baking Co.  ....................     3,700        49,488
 *Tatham Off-Shore, Inc.  ..............     5,000         5,625
 *Team, Inc.  ..........................     2,300         5,463
 *Tech Data Corp.  .....................     7,600       128,725
 *Tech-Sym Corp.  ......................     2,700        80,663
  Tech/Ops Sevcon, Inc.  ...............     2,800        30,100
  Technalysis Corp.  ...................       500         6,188
 *Techne Corp.  ........................     2,700        63,113
 *Technical Communications Corp.  ......     1,000         8,750
  Technitrol, Inc.  ....................     4,200        81,900
 *Technol Medical Products, Inc.  ......     6,000       105,375
 *Technology Solutions Corp.  ..........     5,000        85,000
 *Tejas Gas Corp.  .....................     3,960       195,030
 *Tejas Power Corp.  ...................     5,200        41,600
  Tejon Ranch Co.  .....................     9,100       133,088
 *Tekelec  .............................     4,200        67,725
 *Telco Systems, Inc.  .................     5,800        56,188
 *Telebit Corp.  .......................     5,300        23,519
  Telxon Corp.  ........................     4,700       110,450
 *Temtex Industries, Inc.  .............       700         3,150
  Tennant Co.  .........................     2,200        55,000
*#Terex Corp.  .........................     4,500        20,813
 *Tesoro Petroleum Corp.  ..............     9,800        82,075
 *Tetra Tech, Inc.  ....................     4,250        98,813
 *Tetra Technologies, Inc.  ............     6,200       102,300
 *Texas Biotechnology Corp.  ...........     3,500         5,906
  Texas Industries, Inc.  ..............     7,700       394,625
 *Texas Meridian Resources Corp.  ......     2,100        25,988
 *Texfi Industries, Inc.  ..............     3,800        10,925
 *Thackeray Corp.  .....................     3,600        15,750
 *Theragenics Corp.  ...................     4,400        24,475
*#Theratech, Inc. UT  ..................     3,000        55,875
 *Theratx, Inc.  .......................     8,600       116,100
 *Thermedics, Inc.  ....................    12,900       282,188
 *Thermo Fibertek, Inc.  ...............    29,550       583,613
 *Thermo Power Corp.  ..................     7,600       104,500
 *Thermo Process Systems, Inc.  ........     4,300        55,900
  Thermo Remediation, Inc.  ............     2,100        29,400
 *Thermo Voltek Corp.  .................     1,200        19,500
 *Thermwood Corp.  .....................     1,000         2,313
  Thiokol Corp.  .......................     7,400       250,675
 *Thomas Group, Inc.  ..................     1,800        27,000
  Thomas Industries, Inc.  .............     1,900        38,713
  Thomaston Mills, Inc.  ...............     1,000        13,125
  Thor Industries, Inc.  ...............     4,000        66,500
  Thorn Apple Valley, Inc.  ............     4,000        66,000
 *Three-Five Systems, Inc.  ............     3,100        67,038
*#Timberland Co. Class A  ..............     3,000        57,750
  Timberline Software Corp.  ...........     1,400        12,513
 *Tipperary Corp.  .....................     4,500        19,125
 *Titan Corp.  .........................     7,500        51,563
  Titan Holdings, Inc.  ................     1,510        20,574
  Titan Wheel International, Inc.  .....     6,400       109,600
  Toastmaster, Inc.  ...................     2,300        10,063
*#Todays Man, Inc.  ....................     4,900        22,356
 *Todd Shipyards Corp.  ................     4,200        25,200
  Todd-AO Corp. Class A  ...............       220         1,733
 *Todhunter International, Inc.
   (Private  Placement) ................     3,600        25,110
 *Tokheim Corp.  .......................     3,100        20,538
 *Tokos Medical Corp.  .................     5,300        43,063

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
*#Toll Brothers, Inc.  .................    13,400      $242,875
  Tompkins County Trust Co.  ...........       220         6,243
*#Top Source Technologies, Inc.  .......    10,600        85,463
 *Topps, Inc.  .........................    20,000       101,250
 *Tops Appliance City, Inc.  ...........     2,900         9,788
 *Toreador Royalty Corp.  ..............     1,500         3,750
  Toro Co.  ............................     3,700       117,013
  Tower Air, Inc.  .....................     9,000        62,438
 *Tower Automotive, Inc.  ..............     1,100        16,638
 *Tracor, Inc.  ........................     2,700        40,500
 *Tractor Supply Co.  ..................     5,000        98,125
 *Trak Auto Corp.  .....................     3,300        51,975
 *Trans World Entertainment Corp.  .....     3,900        10,238
 *TransNet Corp.  ......................     2,000         7,063
 *Transaction Network Services, Inc.  ..       500        12,063
 *Transcend Services, Inc.  ............       200           975
 *Transcisco Industries, Inc.  .........     1,100         3,163
 *Transmation, Inc.  ...................     1,000         6,125
  Transmedia Network, Inc.  ............     5,650        57,913
  Transport Financial Bancorp, Inc.  ...     2,100        35,831
  Transport Leasing International,
   Inc. ................................     1,700         6,269
  Transtechnology Corp.  ...............     3,000        36,000
 *Transworld Bancorp  ..................       200         2,875
 *Travel Ports of America, Inc.  .......     1,500         4,313
  Treadco, Inc.  .......................     3,000        17,625
  Tredegar Industries, Inc.  ...........     1,300        41,275
 *Tremont Corp. DE  ....................     4,700        78,138
 *Trend-Lines, Inc. Class A  ...........       600         7,050
 #Trenwick Group, Inc.  ................     3,000       154,125
 *Tri-Lite, Inc.  ......................        29            16
 *Triad Guaranty, Inc.  ................       200         5,350
 *Triad Systems Corp.  .................     4,500        25,031
 *Triangle Pacific Corp.  ..............     6,500       103,594
 *Tricord Systems, Inc.  ...............     5,200        15,925
 *Trident Microsystems, Inc.  ..........     2,300        81,075
 *Tridex Corp.  ........................     1,500        11,719
 *Trimark Holdings, Inc.  ..............     1,700        12,325
 *Trimble Navigation, Ltd.  ............     5,200       105,300
 *Trimedyne, Inc.  .....................     3,800        10,450
 *Trinitec Systems, Inc. Class A  ......     1,400         7,175
  Trion, Inc.  .........................     2,300        11,788
 *Triple S Plastics, Inc.  .............       700         4,725
 *Tripos, Inc.  ........................     2,000        15,500
 *Triquint Semiconductor, Inc.  ........       200         3,325
 *Trism, Inc.  .........................     1,100         8,525
 *Tristar Corp.  .......................     1,000         6,875
  True North Communications, Inc.  .....    12,600       258,300
 *Truevision, Inc.  ....................     3,800        27,788
  Trust Company of New Jersey  .........     7,700       102,506
  Trustco Bank Corp. NY  ...............     8,184       178,002
  Tseng Laboratories, Inc.  ............     5,900        57,156
 *Tuboscope Vetco International, Inc.  .     8,400        49,350
 *Tucker Drilling Co., Inc.  ...........       500         3,844
 *Tuesday Morning Corp.  ...............     3,600        20,250
 *Tultex Corp.  ........................    14,900        70,775
 *Turner Corp.  ........................     2,600        24,050
  Tuscarora Plastics, Inc.  ............     3,500        83,125
  Twin Disc, Inc.  .....................     1,400        32,025
 *Tyco Toys, Inc.  .....................    15,800        86,900
 *Tyler Corp.  .........................     7,900        27,650
  U.S. Bancorp, Inc.  ..................     1,000        31,375
 *UNC, Inc.  ...........................    12,600        70,875
  UNR Industries, Inc.  ................    18,300       163,556
 *URS Corp.  ...........................     5,000        34,375
 *US Can Corp.  ........................     8,800       113,300

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *US Delivery Systems, Inc.  ...........     1,200      $ 28,200
 *US Servis, Inc.  .....................     2,500        10,938
 *US Trust Corp.  ......................     2,900       137,750
 *USA Truck, Inc.  .....................     1,900        21,256
 *USData Corp.  ........................     3,450        64,688
 *USMX, Inc.  ..........................     5,900        11,063
 *UST Corp.  ...........................     7,900       117,513
  USX-Delhi Group  .....................     5,000        51,250
 *Ultimate Electronics, Inc.  ..........     1,100         9,213
 *Ultra Pacific, Inc.  .................     1,700         6,481
 *Ultrak, Inc.  ........................     2,600        13,325
 *Ultralife Batteries, Inc.  ...........     3,000        65,250
  Uni-Marts, Inc.  .....................     2,500        22,813
  Unico American Corp.  ................     3,000        18,188
  Unifirst Corp.  ......................     6,200        98,425
 *Uniflex, Inc.  .......................       900         8,213
  Uniforce Temporary Personnel, Inc.  ..     2,700        25,988
 *Unigene Laboratories, Inc.  ..........     5,100         8,288
 *Unilab Corp.  ........................    11,900        35,700
 *Unimed, Inc.  ........................     2,800        18,550
 *Union Corp. DE  ......................     3,900        66,300
 *Union Switch & Signal, Inc.  .........     5,900        40,563
*#Uniphase Corp.  ......................     3,000       105,375
 *Unique Mobility, Inc.  ...............     4,000        16,000
 *Uniroyal Technology Corp.  ...........     5,200        16,900
 *Unit Corp.  ..........................     5,400        20,925
  Unit Instruments, Inc.  ..............     2,100        29,400
 *United American Healthcare Corp.  ....     3,700        39,313
  United Bankshares, Inc. WV  ..........     1,500        45,563
  United Carolina Bancshares Corp.  ....     6,300       235,463
  United Cities Gas Co.  ...............     4,950        82,913
 *United Foods, Inc. Class A  ..........     1,000         2,000
 *United Guardian, Inc.  ...............     1,000         2,250
  United Illuminating Co.  .............     5,600       208,600
  United Industrial Corp.  .............     5,300        25,175
 *United Insurance Companies, Inc.  ....    14,000       241,500
 *United Meridian Corp.  ...............     5,600        93,100
  United National Bancorp  .............       212         6,996
 *United Retail Group, Inc.  ...........     5,500        26,125
 *United States Alcohol Testing
   America, Inc. .......................    13,200        27,225
*#United States Bioscience, Inc.  ......    22,400        84,000
 *United States Energy Corp.  ..........     2,100         8,334
  United States Facilities Corp.  ......     5,700       124,688
*#United States Filter Corp.  ..........     6,000       132,000
 *United States Home Corp.  ............     2,600        67,600
 *United States Homecare Corp.  ........     3,800         9,500
 *United States Long Distance Corp.  ...     3,300        43,106
  United Stationers, Inc.  .............       222         4,967
 *United Video Satellite Group, Inc.
   Class A .............................       200         5,600
 *United Waste Systems, Inc.  ..........     2,400        96,300
  United Water Resources, Inc.  ........    13,300       161,263
  United Wisconsin Services, Inc.  .....     3,100        70,913
 *Unitel Video, Inc.  ..................       600         3,113
  Unitil Corp.  ........................       200         4,050
  Unitog Co.  ..........................     1,500        36,938
 *Unitrode Corp.  ......................     3,800       108,775
  Univar Corp.  ........................     8,700       106,575
 *Universal Electronics, Inc.  .........     2,700        19,575
  Universal Forest Products, Inc.  .....     8,200        72,775
 *Universal Health Services, Inc.
   Class B .............................     5,500       226,875
 *Universal Hospital Services, Inc.  ...     2,200        21,175

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Universal International, Inc.  .......     1,500      $  7,500
 *Universal Seismic Association, Inc.  .     1,700         4,834
 *Universal Standard Medical Labs,
   Inc. ................................     1,700         8,181
 *Uno Restaurant Corp.  ................     7,000        48,125
  Upper Peninsula Energy Corp.  ........     1,000        19,250
 *Uranuim Resources, Inc.  .............     2,000        11,000
 *Urban Outfitters, Inc.  ..............     1,700        38,463
*#Uromed Corp.  ........................    10,000       100,625
 *Utah Medical, Inc.  ..................     3,000        44,063
 *Utilx Corp.  .........................     2,900         6,163
 *V Band Systems, Inc.  ................     1,000         1,469
 *V Mark Software, Inc.  ...............     1,538        10,189
 *VTEL Corp.  ..........................     4,000        79,750
  VWR Scientific Products Corp.  .......     3,300        39,188
 *Valence Technology, Inc.  ............    12,100        54,450
 *Vallen Corp.  ........................     4,200        91,875
  Valley Forge Corp.  ..................       100         1,800
  Valley Resources, Inc.  ..............     1,500        15,938
  Vallicorp Holdings, Inc.  ............     3,200        43,200
  Valmont Industries, Inc.  ............     3,200        81,600
 *Value City Department Stores, Inc.  ..    12,800        86,400
  Value Line, Inc.  ....................     3,500       122,938
 *Valuevision International, Inc.
   Class A .............................    10,800        60,075
 *Vans, Inc.  ..........................     5,000        36,406
 *Varco International, Inc.  ...........    13,400       122,275
 *Vari L Co., Inc.  ....................       500         6,750
 *Variflex, Inc.  ......................     3,900        31,200
 *Varitronic Systems, Inc.  ............       900         8,775
 #Varlen Corp.  ........................     1,100        28,738
  Varsity Spirit Corp.  ................       200         2,850
 *Vaughn Communications, Inc.  .........     1,100        10,038
 *Vectra Technologies, Inc.  ...........     2,700         7,594
*#Ventritex, Inc.  .....................     5,000       108,438
 *Ventura County National Bancorp  .....     2,564         9,615
  Venture Stores, Inc.  ................    10,400        37,700
 *Venturian Corp.  .....................       200         1,125
  Vermont Financial Services Corp.  ....     2,000        63,500
 *Vermont Teddy Bear, Inc.  ............       200           800
  Versa Technologies, Inc.  ............     1,100        15,675
 *Versar, Inc.  ........................       600         2,138
 *Vertex Communications Corp.  .........     1,600        24,800
 *Vertex Pharmaceuticals, Inc.  ........     6,400       130,000
  Vesta Insurance Group, Inc.  .........     1,800        80,550
 *Veterinary Centers of America, Inc.  .     1,400        21,350
 *Vical, Inc.  .........................     7,000        65,188
 *Vicorp Restaurants, Inc.  ............     3,100        35,456
  Victoria Bankshares, Inc.  ...........     2,000        65,500
 *Video Display Corp.  .................       700         2,669
 *Video Lottery Technologies, Inc.  ....     1,400         5,600
 *Videonics, Inc.  .....................     1,100        13,338
 *Vie de France Corp.  .................     5,500        18,563
 *Viewlogic Systems, Inc.  .............     3,900        43,144
  Vintage Petroleum, Inc.  .............     6,200       127,100
  Virco Manufacturing Corp.  ...........     1,464        14,823
  Virginia Beach Federal Financial
   Corp. ...............................     2,000        15,875
  Virginia First Financial Corp.  ......       400         4,350
 *Vision Sciences, Inc.  ...............     2,000         5,125
 *Visx, Inc. DE  .......................     2,500        85,938
  Vital Signs, Inc.  ...................     4,000        80,500
 *Vitalink Pharmacy Services, Inc.  ....     1,000        19,063
 *Vitesse Semiconductor, Inc.  .........     8,800        98,450
 *Vitronics Corp.  .....................     3,000         7,500
 *Volt Information Sciences, Inc.  .....     2,000        52,500

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Volunteer Capital Corp.  .............     1,800      $ 18,450
  WD-40 Co.  ...........................     2,000        80,000
*#WHX Corp.  ...........................    20,300       223,300
  WICOR, Inc.  .........................     8,500       261,375
  WLR Foods, Inc.  .....................     8,700       141,375
 *WMS Industries, Inc.  ................     9,600       176,400
 *WPI Group, Inc.  .....................     2,300         7,475
 *WRT Energy Corp.  ....................     3,700         2,948
  Wabash National Corp.  ...............     5,000       140,000
  Wackenhut Corp. Class A  .............     1,100        18,700
  Wackenhut Corp. Class B Non-Voting ...     1,025        15,119
 *Wahlco Environmental System, Inc.  ...     5,400        10,800
 *Wainoco Oil Corp.  ...................     8,100        23,288
  Walbro Corp.  ........................     6,000       118,500
 *Walker Interactive Systems, Inc.  ....     7,400        55,500
*#Wall Data, Inc.  .....................     1,900        29,688
 *Wall Street Deli, Inc.  ..............     1,500        10,500
  Walshire Assurance Co.  ..............     1,050        17,391
 *Warner Insurance Services, Inc.  .....     5,300         7,288
 *Warrantech Corp.  ....................     5,200        26,650
  Warren Bancorp, Inc.  ................     1,000        10,688
  Washington Energy Co.  ...............     9,400       172,725
 *Washington Homes, Inc.  ..............     2,400        12,000
  Washington National Corp.  ...........     7,300       180,675
  Washington Savings Bank FSB
   Waldorf, MD .........................     1,100         6,050
 *Washington Scientific Industries,
   Inc. ................................     1,000         4,250
 #Waterhouse Investor Services, Inc.  ..     6,250       123,438
  Waters Instruments, Inc.  ............       200           863
  Watkins-Johnson Co.  .................     4,900       222,338
  Watsco, Inc. Class A  ................       900        14,850
  Watts Industries, Inc. Class A  ......     8,600       176,300
 *Waxman Industries, Inc.  .............     1,800         1,463
  Webb (Del) Corp.  ....................     6,700       135,675
  Webster Financial Corp.  .............     1,184        30,636
 *Wedco Technology, Inc.  ..............     1,155        13,138
 *Weirton Steel Corp.  .................    16,700        73,063
 *Weitek Corp.  ........................     6,000        20,625
 *Welcome Home, Inc.  ..................     1,000         2,469
 *Wellcare Management Group, Inc.  .....     1,000        21,125
 *Wells-Gardner Electronics Corp.  .....     1,600         6,000
  Werner Enterprises, Inc.  ............     5,200       109,850
  Wesbanco, Inc.  ......................     1,000        27,125
  West Coast Bancorp  ..................       990        16,706
  West, Inc.  ..........................     9,900       237,600
  Westamerica Bancorporation  ..........     4,800       196,200
 *Westbridge Capital Corp.  ............     1,100         6,600
  Westco Bancorp, Inc.  ................       800        21,900
  Westcorp, Inc.  ......................    17,330       337,935
 *Westcott Communications, Inc.  .......     5,800        81,925
  Westerfed Financial Corp.  ...........       900        14,288
  Western Bank Coos Bay, OR  ...........     1,259        23,449
 *Western Beef, Inc.  ..................     2,700        15,863
  Western Gas Resources, Inc.  .........     6,100        99,125
 *Western Micro Technology, Inc.  ......     1,000         5,688
 *Western Publishing Group, Inc.  ......     6,400        57,200
 *Western Waste Industries  ............    10,400       191,100
 *Western Water Co.  ...................       800        20,700
 *Westmoreland Coal Co.  ...............     3,800         9,500
 *Weston (Roy F.), Inc. Class A  .......     3,000        16,875
  Westwood One, Inc.  ..................    13,800       194,063
 *Wet Seal, Inc. Class A  ..............     1,700        14,556
 *Whitehall Corp.  .....................       200         7,025
THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares         Value+
                                            ------         ------
  Whitney Holdings Corp.  ..............     6,600        $203,775
 *Whittaker Corp.  .....................     1,700          30,175
 *Whole Foods Market, Inc.  ............     7,800         113,100
 *Wholesome & Hearty Foods, Inc.  ......     2,100          19,163
  Wiley (John) & Sons, Inc. Class A  ...       400          13,000
 *Williams Clayton Energy, Inc.  .......     2,300           5,463
 *Williams Controls, Inc.  .............     6,700          18,634
 *Williams-Sonoma, Inc.  ...............     7,625         151,547
  Wilshire Oil Co. of Texas  ...........     3,975          23,850
 *Wind River Systems, Inc.  ............     1,700          49,194
 #Windmere Corp.  ......................     7,400          44,400
  Winnebago Industries, Inc.  ..........     8,300          64,325
 *Winstar Communications, Inc.  ........     6,200          86,800
  Winthrop Resources Corp.  ............     1,600          26,900
  Wireless Telecom Group, Inc.  ........     1,650          28,463
*#Wisconsin Pharmacal Co.  .............     2,100           8,138
  Wiser Oil Co.  .......................     2,300          28,750
  Wolohan Lumber Co.  ..................     2,200          19,663
 *Wolverine Tube, Inc.  ................     3,600         121,950
  Wolverine World Wide, Inc.  ..........     4,975         156,713
 *Wonderware Corp.  ....................     3,000          79,125
  Woodhead Industries, Inc.  ...........     2,100          33,469
  Workingmens Capital Holdings, Inc.  ..       200           3,500
 *World Acceptance Corp.  ..............    12,300         146,063
  World Fuel Services Corp.  ...........     4,704          67,032
 *Worldcorp, Inc.  .....................    12,200         122,000
 *Worldtex, Inc.  ......................     8,800          49,500
  Worthington Foods, Inc.  .............     1,500          24,000
  Wyle Laboratories, Inc.  .............     3,200         126,000
 *Wyman-Gordon Co.  ....................    13,900         205,894
  Wynns International, Inc.  ...........     4,750         136,563
  X-Rite, Inc.  ........................     6,400          95,200
 *Xicor, Inc.  .........................     5,400          41,344
*#Xircom, Inc.  ........................     6,700          83,331
*#Xoma Corp.  ..........................     9,000          19,406
 *Xpedite Systems, Inc.  ...............     1,300          18,850
 *Xylogics, Inc.  ......................     2,000         141,000
 *Xytronyx, Inc.  ......................     1,100           1,788
  Yankee Energy Systems, Inc.  .........     4,700         108,688
 *Yellow Corp.  ........................     6,000          71,625
 *Yes Clothing Co.  ....................     1,500           3,188
  York Financial Corp.  ................     1,210          20,116
 *York Research Corp.  .................     5,000          28,906
 *Younkers, Inc.  ......................     2,500          63,125
 *Youth Services International, Inc.  ..     2,000          30,625
 *Zale Corp.  ..........................    14,000         232,750
 *Zemex Corp.  .........................     1,428          12,317
*#Zenith Electronics Corp.  ............    18,000         139,500
  Zenith National Insurance Corp.  .....     8,500         188,063
  Zero Corp.  ..........................     4,800          76,200
 *Zing Technologies, Inc.  .............     1,500          22,875
*#Zitel Corp.  .........................     3,000          33,188
 *Zoll Medical Corp.  ..................     1,800          16,200
 *Zoltek Companies, Inc.  ..............       300           4,219
  Zurn Industries, Inc.  ...............     7,800         191,100
 *Zycad Corp.  .........................     5,800          36,975
 *Zygo Corp.  ..........................       750          21,563
 *Zytec Corp.  .........................       800           7,300
                                                     -------------
 TOTAL COMMON STOCKS
  (Cost $182,185,010) ..................               220,940,925
                                                     -------------
 PREFERRED STOCKS -- (0.0%)
   Phoenix Duff & Phelps Corp.
   Class A (Cost $25,085) ..............      770           19,250
                                                     -------------
 RIGHTS/WARRANTS -- (0.0%)
  *Advanced NMR Systems, Inc.
   Warrants 08/30/00 ...................      696               0
  *American Satellite Network, Inc.
    Warrants 06/30/99 ..................    2,525               0
  *BJ Services Co. Warrants 01/15/15  ..    1,020           4,973
  *Envoy Corp. Contingent Payment
    Rights .............................    2,000               0
  *Jamesway Corp. Warrants  01/28/10  ..      559              56

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED

                                                                                               Shares       Value+
                                                                                              --------   ------------
 *Krug International Corp. Warrants 01/31/98  .............................................       169    $         42
 *Millicom, Inc. Contingent Value Rights  .................................................    10,100               0
 *Sound Advice, Inc. Warrants 06/14/99  ...................................................       478               0
 *Statesman Group, Inc. Contingent Payment Rights  ........................................     9,765               0
                                                                                                         ------------
TOTAL RIGHTS/WARRANTS (Cost $5,704)  ......................................................                     5,071
                                                                                                         ------------
                                                                                                Face
                                                                                              Amount
                                                                                              --------
                                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S.
   Treasury  Notes 6.125%, 05/31/97) (Cost $780,000) ......................................   $   780         780,000
                                                                                                         ------------
TOTAL INVESTMENTS -- (99.9%) (Cost $182,995,799)  .........................................               221,745,246
                                                                                                         ------------

OTHER ASSETS AND LIABILITIES -- (0.1%)
  Other Assets  ...........................................................................                  298,883
  Liabilities  ............................................................................                  (60,281)
                                                                                                      --------------
                                                                                                             238,602
                                                                                                      --------------
NET ASSETS -- (100.0%) Applicable to 19,710,548 Outstanding $.01 Par Value Shares
  (Unlimited Number of Shares Authorized) .................................................            $221,983,848
                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  .................................          $        11.26
                                                                                                     ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS
                          THE U.S. LARGE COMPANY SERIES
                                NOVEMBER 30, 1995

                                        Shares        Value+
                                        ------        ------
   COMMON STOCKS -- (99.5%)
   *#AMR Corp. .....................     1,800    $  137,925
     AT & T Corp. ..................    34,219     2,258,454
     Abbott Laboratories ...........    17,100       694,687
     Advanced Micro Devices, Inc. ..     2,300        47,150
     Aetna Life & Casualty Co. .....     2,500       183,438
    #Ahmanson (H.F.) & Co. .........     2,500        66,875
     Air Products & Chemicals, Inc.      2,500       138,750
    *Airtouch Communications, Inc. .    10,700       311,637
     Alberto-Culver Co. Class B ....       200         6,450
     Albertson's Inc. ..............     5,500       169,125
     Alcan Aluminum, Ltd. ..........     4,900       162,312
     Alco Standard Corp. ...........     2,200        95,700
     Alexander & Alexander Services,
      Inc.  ........................       900        19,687
     Allergan, Inc. ................     1,200        37,200
     AlliedSignal, Inc. ............     6,100       288,225
     Allstate Corp. ................     9,838       403,357
     Alltel Corp. ..................     4,200       123,900
     Aluminium Co. of America ......     3,800       222,300
    *Alza Corp. ....................     1,600        36,800
    *Amdahl Corp. ..................     2,600        24,700
    #Amerada Hess Corp. ............     2,100        99,750
     American Brands, Inc. .........     4,200       175,350
     American Electric Power Co.,
      Inc.  ........................     4,100       154,262
     American Express Co. ..........    10,500       446,250
    #American General Corp. ........     4,500       152,437
     American Greetings Corp.
      Class A  .....................     1,600        43,700
     American Home Products Corp. ..     6,600       602,250
     American International Group,
      Inc.  ........................    10,300       924,425
     American Stores Co. ...........     3,300        86,625
     Ameritech Corp. ...............    12,000       660,000
    *Amgen, Inc. ...................     5,600       278,250
     Amoco Corp. ...................    10,800       731,700
     Amp, Inc. .....................     4,640       186,180
    *Andrew Corp. ..................       750        32,531
     Anheuser-Busch Companies, Inc.      5,400       357,750
     Apple Computer, Inc. ..........     2,600        99,287
    *Applied Materials, Inc. .......     4,000       194,250
     Archer-Daniels Midland Co. ....    11,692       201,687
    *Armco, Inc. ...................     2,300        13,225
     Armstrong World Industries,
      Inc. .........................       900        53,887
     Asarco, Inc. ..................     1,100        38,912
     Ashland, Inc. .................     1,400        48,825
     Atlantic Richfield Co. ........     3,500       379,313
     Autodesk, Inc. ................     1,200        42,450
     Automatic Data Processing, Inc.     3,100       246,837
     Avery Dennison Corp. ..........     1,200        57,150
     Avon Products, Inc. ...........     1,400       101,675
     Baker Hughes, Inc. ............     3,100        63,162
     Ball Corp. ....................       600        17,175
    *Bally Entertainment Corp. .....     1,200        14,550
    #Baltimore Gas & Electric Co. ..     3,050        81,206
     Banc One Corp. ................     8,502       324,139
     Bank of Boston Corp. ..........     2,400       111,300


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Bank of New York Co., Inc. ....     4,000    $  188,500
     BankAmerica Corp. .............     8,156       518,926
     Bankers Trust New York Corp. ..     1,800       116,775
     Bard (C.R.), Inc. .............     1,300        37,537
     Barnett Banks, Inc. ...........     2,200       132,275
     Barrick Gold Corp. ............     7,800       205,725
     Bausch & Lomb, Inc. ...........     1,400        50,575
     Baxter International, Inc. ....     6,100       256,200
     Becton Dickinson & Co. ........     1,600       111,600
     Bell Atlantic Corp. ...........     9,500       598,500
     Bellsouth Corp. ...............    21,600       839,700
     Bemis Co., Inc. ...............     1,300        33,962
     Beneficial Corp. ..............     1,200        60,900
    *Bethlehem Steel Corp. .........     2,500        35,000
    *Beverly Enterprises ...........     2,000        23,250
    *Biomet, Inc. ..................     2,500        46,094
     Black & Decker Corp. ..........     2,000        74,750
     Block (H.&R.), Inc. ...........     2,400       106,800
     Boatmen's Bancshares, Inc. ....     2,800       108,150
     Boeing Co. ....................     7,400       539,275
     Boise Cascade Corp. ...........     1,200        44,700
    *Boston Scientific Corp. .......     3,300       133,650
     Briggs & Stratton Corp. .......       800        33,300
     Bristol Myers Squibb Co. ......    11,000       882,750
     Brown Group, Inc. .............       400         5,600
     Brown-Forman Corp. Class B ....       900        34,312
     Browning-Ferris Industries,
      Inc. .........................     4,700       141,587
    *Brunos, Inc. ..................                       0
     Brunswick Corp. ...............     2,200        47,025
     Burlington Northern Santa Fe
      Corp.  .......................     3,089       249,051
     Burlington Resources, Inc. ....     2,800       107,800
     CIGNA Corp. ...................     1,700       187,000
     CPC International, Inc. .......     3,100       213,125
     CSX Corp. .....................     2,200       192,775
    *CUC International, Inc. .......     3,800       144,400
    *Cabletron Systems, Inc. .......     1,500       124,500
     Campbell Soup Co. .............     5,500       307,312
     Capital Cities ABC, Inc. ......     3,300       407,962
     Carolina Power & Light Co. ....     3,400       111,775
     Caterpillar, Inc. .............     4,400       270,050
     Centex Corp. ..................       800        26,300
     Central & South West Corp. ....     4,100       110,187
     Ceridian Corp. ................       800        33,600
     Champion International Corp. ..     2,100        98,962
     Charming Shoppes, Inc. ........     2,200         5,156
     Chase Manhattan Corp. .........     3,700       225,238
     Chemical Banking Corp. ........     5,298       317,880
     Chevron Corp. .................    14,100       696,187
     Chrysler Corp. ................     8,400       435,750
     Chubb Corp. ...................     2,000       194,500
     Cincinnati Milacron, Inc. .....       600        15,675
     Cinergy Corp. .................     3,418       100,831
     Circuit City Stores, Inc. .....     2,200        63,800
    *Cisco Sytems, Inc. ............     5,900       496,706
     Citicorp ......................     9,000       636,750
     Clorox Co. ....................     1,100        83,325
     Coastal Corp. .................     2,200        73,150
    #Coca-Cola Co. .................    27,300     2,067,975
     Colgate-Palmolive Co. .........     3,000       219,750
    *Columbia Gas System, Inc. .....     1,000        43,250
     Columbia/HCA Healthcare Corp. .     9,455       488,114


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Comcast Corp. Class A Special .     4,200    $   82,687
     Community Psychiatric Centers .       900        10,012
    *Compaq Computer Corp. .........     5,700       282,150
     Computer Associates
      International, Inc.  .........     5,250       343,875
    *Computer Sciences Corp. .......     1,300        94,575
     Conagra, Inc. .................     5,350       213,331
     Conrail, Inc. .................     1,700       118,787
     Consolidated Edison Co. of  New
     York, Inc.  ...................     5,100       147,262
     Consolidated Freightways, Inc.        800        21,000
     Consolidated Natural Gas Co. ..     2,000        88,750
     Cooper Industries, Inc. .......     2,300        83,950
     Cooper Tire & Rubber Co. ......     1,800        44,325
     Coors (Adolph) Co. Class B ....     1,000        20,375
     Corestates Financial Corp. ....     3,000       116,250
     Corning, Inc. .................     4,900       147,612
     Crane Co. .....................       500        17,062
    *Cray Research, Inc. ...........       500        12,000
    *Crown Cork & Seal Co., Inc. ...     1,900        79,562
    #Cummins Engine Co., Inc. ......       700        27,475
     Cyprus Amax Minerals Co., Inc.      2,100        57,750
    *DSC Communications Corp. ......     2,500        98,906
     Dana Corp. ....................     2,100        61,425
     Darden Restaurants, Inc. ......     3,400        39,525
    *Data General Corp. ............     1,000        12,125
     Dayton-Hudson Corp. ...........     1,700       123,462
     Dean Witter, Discover & Co. ...     3,566       181,866
     Deere & Co. ...................     5,700       187,387
     Delta Air Lines, Inc. .........     1,000        77,625
     Deluxe Corp. ..................     1,600        44,200
    #Detroit Edison Co. ............     3,200       104,400
     Dial Corp. ....................     2,100        56,700
    *Digital Equipment Corp. .......     3,200       188,400
     Dillard Department Stores, Inc.
      Class A  .....................     2,300        66,412
    #Disney (Walt) Co. .............    11,200       673,400
     Dominion Resources, Inc. VA ...     3,850       152,556
     Donnelley (R.R.) & Sons Co. ...     3,300       126,637
     Dover Corp. ...................     2,400        93,300
     Dow Chemical Co. ..............     5,800       411,075
     Dow Jones & Co., Inc. .........     1,900        72,913
     Dresser Industries, Inc. ......     3,900        92,137
     DuPont (E.I.) de Nemours & Co.     12,000       798,000
     Duke Power Co. ................     4,500       201,937
     Dun & Bradstreet Corp. ........     3,800       237,025
     E G & G, Inc. .................     1,300        25,025
     Eastern Enterprises ...........       300         9,750
     Eastman Chemical Co. ..........     1,625       106,641
     Eastman Kodak Co. .............     7,400       503,200
     Eaton Corp. ...................     1,800        98,100
     Echlin, Inc. ..................     1,400        51,100
     Echo Bay Mines, Ltd. ..........     2,500        25,937
     Ecolab, Inc. ..................     1,300        37,375
     Emerson Electric Co. ..........     4,900       382,200
     Engelhard Corp. ...............     3,037        70,990
     Enron Corp. ...................     5,500       206,250
     Enserch Corp. .................     1,500        23,250
     Entergy Corp. .................     4,800       133,800
     Exxon Corp. ...................    26,900     2,081,387
    *FMC Corp. .....................       600        44,325
     FPL Group, Inc. ...............     4,000       173,500
    *Federal Express Corp. .........     1,100        82,225


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Federal Home Loan Mortgage
      Corp.  .......................     3,800    $  292,600
     Federal National Mortgage
      Association  .................     6,000       657,000
     Federal Paper Board Co., Inc. .     1,000        52,000
   *#Federated Department Stores,
      Inc.  ........................     3,900       113,587
     First Bank System, Inc. .......     2,900       149,712
     First Chicago Corp. ...........     1,800       125,100
    #First Data Corp. ..............     2,500       177,500
     First Fidelity Bancorp ........     1,600       117,400
     First Interstate Bancorp ......     1,500       201,000
     First Union Corp. .............     3,600       196,650
     Fleet Financial Group, Inc. ...     3,200       133,600
     Fleetwood Enterprises, Inc. ...       800        19,200
     Fleming Companies, Inc. .......       900        20,812
     Fluor Corp. ...................     1,800       117,000
     Ford Motor Co. ................    23,300       658,225
     Foster Wheeler Corp. ..........       600        23,700
    *Freeport McMoran Copper &
      Gold, Inc. Class B  ..........     3,000        81,375
    *Fruit of The Loom, Inc. Class A     1,300        25,187
     GTE Corp. .....................    21,000       895,125
     Gannett Co., Inc. .............     2,900       176,900
     Gap, Inc. .....................     3,000       135,750
     General Dynamics Corp. ........     1,200        71,550
     General Electric Co. ..........    36,400     2,447,900
     General Mills, Inc. ...........     3,400       187,425
     General Motors Corp. ..........    16,100       780,850
     General Public Utilities Corp.      2,400        75,900
     General RE Corp. ..............     1,900       284,287
     General Signal Corp. ..........     1,200        38,700
     Genuine Parts Co. .............     2,550       102,956
     Georgia-Pacific Corp. .........     2,000       155,500
     Giant Food, Inc. Class A ......     1,400        45,150
     Giddings & Lewis, Inc. ........       900        14,119
     Gillette Co. ..................     9,700       503,187
     Golden West Financial Corp. ...     1,200        61,350
     Goodrich (B.F.) Co. ...........       500        35,062
     Goodyear Tire & Rubber Co. ....     3,400       144,075
     Grace (W.R.) & Co. ............     2,200       133,650
     Grainger (W.W.), Inc. .........     1,000        66,875
     Great Atlantic & Pacific Tea
      Co., Inc.  ...................       700        15,312
     Great Lakes Chemical Corp. ....     1,500       106,687
     Great Western Financial Corp. .     3,000        76,500
     Halliburton Co. ...............     2,400       104,100
     Handleman Co. .................       600         3,750
     Harcourt General, Inc. ........     1,423        57,276
     Harland (John H.) Co. .........       500        10,312
     Harnischfeger Industries, Inc.        900        30,488
    *Harrahs Entertainment, Inc. ...     2,200        54,725
     Harris Corp. ..................       700        40,337
     Hasbro, Inc. ..................     1,750        53,375
     Heinz (H.J.) Co. ..............     8,100       258,188
     Helmerich & Payne, Inc. .......       400        10,900
     Hercules, Inc. ................     2,300       126,212
     Hershey Foods Corp. ...........     1,700       104,975
     Hewlett-Packard Co. ...........    11,000       911,625
     Hilton Hotels Corp. ...........     1,000        64,625
     Home Depot, Inc. ..............    10,366       459,991
     Homestake Mining Co. ..........     2,900        47,850
     Honeywell, Inc. ...............     2,900       138,112
     Household International, Inc. .     2,200       137,500
     Houston Industries, Inc. ......     2,900       132,675
     ITT Corp. .....................     2,500       306,563
     Illinois Tool Works, Inc. .....     2,400       152,100


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Inco, Ltd. ....................     2,600    $   92,625
     Ingersoll-Rand Co. ............     2,400        92,100
     Inland Steel Industries, Inc. .     1,100        28,737
     Intel Corp. ...................    17,800     1,082,463
    *Intergraph Corp. ..............       800        13,800
     International Business Machines
      Corp.  .......................    12,400     1,198,150
     International Flavors &
      Fragrances, Inc.  ............     2,500       127,812
     International Paper Co. .......     5,400       205,875
     Interpublic Group of Companies,
      Inc.  ........................     1,800        69,075
    #James River Corp. of Virginia .     1,600        50,400
     Jefferson-Pilot Corp. .........       850        60,350
     Johnson & Johnson .............    14,000     1,212,750
     Johnson Controls, Inc. ........       700        48,475
     Jostens, Inc. .................       800        19,800
    #K Mart Corp. ..................     9,900        76,725
     Kaufman & Broad Home Corp. ....       600         7,800
     Kellogg Co. ...................     4,600       351,325
     Kerr-McGee Corp. ..............     1,300        75,238
     Keycorp .......................     4,900       180,688
     Kimberly Clark Corp. ..........     3,400       261,375
    *King World Productions, Inc. ..       600        23,775
     Knight Ridder, Inc. ...........     1,100        70,950
    *Kroger Co. ....................     2,600        87,100
     Laidlaw, Inc. Class B
      Non-Voting ...................     5,000        46,250
     Lilly (Eli) & Co. .............     6,000       597,000
     Limited, Inc. .................     7,600       135,850
     Lincoln National Corp. ........     2,200       102,850
     Liz Claiborne, Inc. ...........     1,500        44,063
     Lockheed Martin Corp. .........     4,404       323,144
     Loews Corp. ...................     1,200       184,200
     Longs Drug Stores Corp. .......       300        11,925
     Loral Corp. ...................     3,700       125,338
     Louisiana Land & Exploration
      Co.  .........................       600        23,400
    #Louisiana-Pacific Corp. .......     2,400        64,800
     Lowe's Companies, Inc. ........     3,600       113,400
     Luby's Cafeterias, Inc. .......       500        11,000
     MBNA Corp. ....................     3,200       129,200
     MCI Communications Corp. ......    14,700       392,306
     Mallinckrodt Group, Inc. ......     1,500        51,188
     Manor Care, Inc. ..............     1,450        47,306
     Marriott International, Inc. ..     2,600        96,850
     Marsh & McLennan Companies,
      Inc.  ........................     1,500       130,125
     Masco Corp. ...................     3,500       103,250
     Mattel, Inc. ..................     4,800       134,400
     May Department Stores Co. .....     5,400       235,575
     Maytag Corp. ..................     2,400        48,900
     McDermott International, Inc. .     1,300        23,563
     McDonalds Corp. ...............    15,000       669,375
     McDonnell Douglas Corp. .......     2,300       204,988
     McGraw-Hill Companies, Inc. ...     1,200       100,500
     Mead Corp. ....................     1,300        74,263
     Medtronic, Inc. ...............     5,000       274,375
     Mellon Bank Corp. .............     3,100       165,850
     Melville Corp. ................     2,400        74,700
     Mercantile Stores Co., Inc. ...       600        27,900
     Merck & Co., Inc. .............    26,800     1,658,250
     Meredith Corp. ................       700        27,563
     Merrill Lynch & Co., Inc. .....     3,700       205,813
     Micron Technology, Inc. .......     4,600       251,850


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
    *Microsoft Corp. ...............    12,700    $1,105,694
     Millipore Corp. ...............       800        29,800
     Minnesota Mining &
      Manufacturing Co.  ...........     9,000       589,500
     Mobil Corp. ...................     8,700       908,063
     Monsanto Co. ..................     2,600       297,700
     Moore Corp., Ltd. .............     2,300        41,113
     Morgan (J.P.) & Co., Inc. .....     4,100       321,850
     Morgan Stanley Group, Inc. ....     1,800       155,250
    #Morrison Knudsen Corp. ........       600         3,600
     Morton International, Inc. ....     3,200       110,800
     Motorola, Inc. ................    12,800       784,000
     NBD Bancorp, Inc. .............     3,450       132,394
     Nacco Industries, Inc. Class A        100         5,700
     Nalco Chemical Co. ............     1,500        45,938
     National City Corp. ...........     3,200       103,600
    *National Semiconductor Corp. ..     2,600        55,575
     National Service Industries,
      Inc. .........................     1,000        32,500
     NationsBank Corp. .............     5,824       415,688
    *Navistar International Corp. ..     1,450        15,769
     New York Times Class A ........     2,100        61,950
     Newell Co. ....................     3,400        89,675
     Newmont Mining Corp. ..........     1,723        74,304
     Niagra Mohawk Power Corp. .....     3,000        29,625
     Nicor, Inc. ...................       900        22,838
     Nike, Inc. Class B ............     2,200       127,600
     Noram Energy Corp. ............     2,700        21,263
     Nordstrom, Inc. ...............     1,900        74,813
     Norfolk Southern Corp. ........     2,900       228,375
     Northern States Power Co. MN ..     1,300        61,100
     Northern Telecom, Ltd. ........     5,500       222,063
     Northrop Grumman Corp. ........     1,000        61,500
     Norwest Corp. .................     6,900       227,700
    *Novell, Inc. ..................     8,100       136,181
     Nucor Corp. ...................     2,000        99,750
     Nynex Corp. ...................     9,200       456,550
    #Occidental Petroleum Corp. ....     7,000       154,875
     Ogden Corp. ...................     1,200        25,500
    #Ohio Edison Co. ...............     3,300        75,075
     Oneok, Inc. ...................       400         9,400
    *Oracle Systems Corp. ..........     9,450       428,203
    *Oryx Energy Co. ...............     2,100        27,563
     Outboard Marine Corp. .........       300         6,150
    *Owens-Corning Fiberglas Corp. .       900        39,938
     PECO Energy Co. ...............     4,800       139,200
    #PNC Bank Corp. ................     5,100       149,175
     PPG Industries, Inc. ..........     4,500       204,188
     Paccar, Inc. ..................       760        33,440
    #PacifiCorp ....................     6,200       121,675
     Pacific Enterprises ...........     2,000        53,500
     Pacific Gas & Electric Co. ....     9,100       250,250
     Pacific Telesis Group .........     9,300       279,000
     Pall Corp. ....................     2,600        70,525
    #Panhandle Eastern Corp. .......     3,100        87,963
     Parker-Hannifin Corp. .........     1,500        55,125
     Penney (J.C.) Co., Inc. .......     4,800       225,000
     Pennzoil Co. ..................     1,000        39,625
     Peoples Energy Corp. ..........       700        21,350
     Pep Boys -- Manny, Moe & Jack .     1,400        37,100
    #Pepsico, Inc. .................    17,100       944,775
     Perkin Elmer Corp. ............     1,100        39,600
     Pfizer, Inc. ..................    13,600       788,800
     Pharmacia & Upjohn, Inc. ......     5,365       192,469
     Phelps Dodge Corp. ............     1,600       108,600
     Philip Morris Companies, Inc. .    18,200     1,597,050
     Phillips Petroleum Co. ........     5,700       189,525


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Pioneer Hi-Bred International,
      Inc.  ........................     1,800    $  103,050
     Pitney Bowes, Inc. ............     3,200       143,200
     Pittston Co. Services Group ...       700        21,350
     Placer Dome, Inc. .............     5,300       131,175
     Polaroid Corp. ................       800        36,900
     Potlatch Corp. ................       600        24,225
     Praxair, Inc. .................     3,000        87,375
     Premark International, Inc. ...     1,300        66,300
    *Price/Costco, Inc. ............     4,165        69,503
     Procter & Gamble Co. ..........    14,900     1,286,988
     Providian Corp. ...............     2,200        88,275
     Public Service Enterprise
      Group, Inc.  .................     5,200       154,050
     Pulte Corp. ...................       700        21,525
     Quaker Oats Co. ...............     3,000       104,250
     Ralston Purina Group ..........     2,300       147,200
     Raychem Corp. .................       900        46,800
     Raytheon Co. ..................     5,600       249,200
     Reebok International, Ltd. ....     1,600        41,600
     Republic New York Corp. .......     1,200        75,600
     Reynolds Metals Co. ...........     1,500        86,625
     Rite Aid Corp. ................     1,900        59,375
     Roadway Services, Inc. ........       700        35,175
     Rockwell International Corp. ..     4,800       235,200
     Rohm & Haas Co. ...............     1,600        96,400
    *Rowan Companies, Inc. .........     2,000        15,000
     Royal Dutch Petroleum Co. .....    11,500     1,476,313
     Rubbermaid, Inc. ..............     3,500        96,250
     Russell Corp. .................       700        18,638
    *Ryans Family Steak Houses, Inc.     1,300         9,669
    #Ryder System, Inc. ............     1,700        40,588
     SBC Communications, Inc. ......    13,100       707,400
     SCE Corp. .....................     9,800       153,125
     Safeco Corp. ..................     1,400        99,663
     Safety Kleen Corp. ............     1,300        18,525
    *Saint Jude Medical, Inc. ......     1,800        71,213
     Saint Paul Companies, Inc. ....     1,700        95,200
    #Salomon, Inc. .................     2,400        87,300
    *Santa Fe Energy Resources, Inc.     2,100        19,425
     Santa Fe Pacific Corp. ........     2,803        33,636
     Sara Lee Corp. ................    10,300       332,175
     Schering-Plough Corp. .........     8,200       470,475
     Schlumberger, Ltd. ............     5,100       323,850
     Scientific-Atlanta, Inc. ......     1,500        23,813
     Scott Paper Co. ...............     3,400       194,225
     Seagram Co., Ltd. .............     8,200       299,300
     Sears, Roebuck & Co. ..........     8,400       330,750
     Service Corp. International ...     1,950        79,219
     Shared Medical Systems Corp. ..       700        30,231
     Shawmut National Corp. ........     2,600        97,500
     Sherwin-Williams Co. ..........     1,800        71,325
    *#Shoney's, Inc. ...............       700         7,525
     Sigma-Aldrich Corp. ...........     1,200        59,250
    *Silicon Graphics, Inc. ........     3,500       127,750
     Snap-On, Inc. .................     1,000        44,250
     Sonat, Inc. ...................     1,700        54,825
    #Southern Co. ..................    14,400       329,400
     Southwest Airlines Co. ........     3,200        80,000
     Springs Industries, Inc.
      Class A  .....................       600        25,200
     Sprint Corp. ..................     7,400       296,000
     Stanley Works .................       800        40,500
     Stone Container Corp. .........     2,114        33,031


THE U.S. LARGE COMPANY SERIES
CONTINUED
                                        Shares        Value+
                                        ------        ------
     Stride Rite Corp. .............     1,000    $    8,750
    #Sun Company, Inc. .............     1,600        44,400
    *Sun Microsystems ..............     2,200       185,350
     Suntrust Banks, Inc. ..........     2,600       177,450
     Supervalu, Inc. ...............     1,600        51,600
     Sysco Corp. ...................     3,800       116,375
     TJX Companies, Inc. ...........     1,600        26,600
     TRW, Inc. .....................     1,300        97,338
    *Tandem Computers, Inc. ........     2,400        30,000
     Tandy Corp. ...................     1,515        72,152
     Tektronix, Inc. ...............       900        48,488
    *Tele-Communications, Inc.
      Class A  .....................    12,300       228,319
     Teledyne, Inc. ................     1,300        31,525
    *Tellabs, Inc. .................     2,000        79,000
     Temple-Inland, Inc. ...........     1,300        58,988
    *Tenet Healthcare Corp. ........     4,400        78,650
     Tenneco, Inc. .................     3,900       187,200
     Texaco, Inc. ..................     5,700       421,800
     Texas Instruments, Inc. .......     4,000       231,500
     Texas Utilities Co. ...........     4,900       188,650
     Textron, Inc. .................     2,000       153,250
     Thomas & Betts Corp. ..........       400        29,350
     Time Warner, Inc. .............     8,360       334,400
     Times Mirror Co. Class A ......     2,400        78,000
     Timken Co. ....................       500        20,188
     Torchmark Corp. ...............     1,550        65,875
    *Toys 'R' Us, Inc. .............     6,000       139,500
     Transamerica Corp. ............     1,400       107,275
     Travelers Group, Inc. .........     6,852       407,694
     Tribune Co. ...................     1,300        83,850
     Trinova Corp. .................       800        24,600
     Tyco International, Ltd. ......     3,600       112,950
     UNUM Corp. ....................     1,700        92,013
     US Bancorp ....................     2,150        72,966
     US Healthcare, Inc. ...........     3,600       164,025
     US West, Inc. .................    10,100       315,625
    *US West, Inc. Media Group
      Class  .......................    20,200       363,600
    *USAir Group, Inc. .............     1,400        18,725
     USF&G Corp. ...................     2,300        39,675
     USLIFE Corp. ..................       750        21,656
     UST, Inc. .....................     4,300       140,288
     USX-Marathon Group, Inc. ......     6,300       115,763
     USX-US Steel Group ............     1,620        52,853
     Unicom Corp., Inc. ............     4,500       144,000
     Unilever NV ...................     3,500       465,063
     Union Camp Corp. ..............     1,400        68,775
     Union Carbide Corp. ...........     3,100       122,838
     Union Electric Co. ............     2,300        92,288
     Union Pacific Corp. ...........     4,300       291,325
    *Unisys Corp. ..................     3,800        24,700
     United Healthcare Corp. .......     3,700       232,638
     United States Surgical Corp. ..     1,100        27,638
     United Technologies Corp. .....     2,600       243,750
     Unocal Corp. ..................     5,500       147,813
     VF Corp. ......................     1,300        67,600
    *Varity Corp. ..................     1,000        38,750
    *Viacom, Inc. Class B ..........     6,221       300,163
     WMX Technologies, Inc. ........    10,400       306,800
     Wachovia Corp. ................     3,800       171,000
     Wal-Mart Stores, Inc. .........    49,600     1,190,400
     Walgreen Co. ..................     5,500       160,188
     Warner-Lambert Co. ............     2,900       258,825
     Wells Fargo & Co. .............       900       189,225
     Wendy's International, Inc. ...     2,300        47,438
    *Western Atlas, Inc. ...........     1,300        62,238


THE U.S. LARGE COMPANY SERIES
  CONTINUED
                                                                                              Shares         Value+
                                                                                              ------         ------
  Westinghouse Electric Corp. .............................................................    7,900     $   133,313
  Westvaco Corp.  .........................................................................    2,150          58,856
  Weyerhaeuser Co.  .......................................................................    4,500         203,625
  Whirlpool Corp.  ........................................................................    1,500          83,250
  Whitman Corp.  ..........................................................................    2,400          52,800
  Williamette Industries, Inc. ............................................................    1,200          72,900
 #Williams Companies, Inc.  ...............................................................    2,300          96,600
  Winn-Dixie Stores, Inc.  ................................................................    1,600         102,600
 #Woolworth Corp.  ........................................................................    2,800          42,000
  Worthington Industries, Inc. ............................................................    2,075          40,981
  Wrigley (Wm.) Jr. Co.  ..................................................................    2,600         122,525
  Xerox Corp.  ............................................................................    2,300         315,388
  Yellow Corp.  ...........................................................................      800           9,550
  Zurn Industries, Inc.  ..................................................................      200           4,900
                                                                                                         -----------
TOTAL COMMON STOCKS (Cost $68,158,757) ....................................................               96,600,848
                                                                                                         -----------

                                                                                                Face
                                                                                               Amount
                                                                                              --------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S.
  Treasury  Notes, 6.125%, 05/31/97) (Cost $140,000) ......................................    $ 140         140,000
                                                                                                         -----------
TOTAL INVESTMENTS -- (99.6%) (Cost $68,298,757)  ..........................................               96,740,848
                                                                                                         -----------
OTHER ASSETS AND LIABILITIES -- (0.4%)
 Other Assets  ............................................................................                  407,035
 Liabilities  .............................................................................                  (29,506)
                                                                                                         -----------
                                                                                                             377,529
                                                                                                         -----------
NET ASSETS -- (100.0%) Applicable to 7,203,088 Outstanding $.01 Par Value Shares
  (Unlimited Number of Shares Authorized) .................................................              $97,118,377
                                                                                                         ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  .................................              $     13.48
                                                                                                         ===========

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS
                         THE U.S. SMALL CAP VALUE SERIES
                                NOVEMBER 30, 1995


                                           Shares         Value+
                                           ------         ------
COMMON STOCKS -- (98.2%)
  AAR Corp.  .........................     87,800     $1,613,325
 *ACX Technologies, Inc.  ............    127,400      2,070,250
 *AEL Industries, Inc. Class A  ......     12,700        346,075
  AEP Industries, Inc.  ..............     13,050        295,256
 *AG Services America, Inc.  .........      2,900         24,650
 *ARI Holdings Corp.  ................      7,700          6,738
 *AST Research, Inc.  ................     64,906        596,324
 *Accell International Corp.  ........     27,600         75,900
 *Acceptance Insurance Companies,
   Inc. ..............................     32,200        470,925
  Aceto Corp.  .......................     19,400        329,800
 *Acme Metals, Inc.  .................     45,300        699,319
 *Acme United Corp.  .................      7,100         24,850
  Acme-Cleveland Corp.  ..............     15,300        348,075
 *Adage, Inc.  .......................     22,800        101,175
 *Addington Resources, Inc.  .........      3,000         45,188
 *Advance Ross Corp.  ................      3,200         92,200
*#Advanced Logic Research, Inc.  .....     50,800        368,300
 *Advanced Marketing Services, Inc.  .     24,200        225,363
 *Advanced NMR Systems, Inc.  ........     16,933         25,135
 *Advanced Technology Labs, Inc.  ....    100,827      2,142,574
  Advantage Bancorp, Inc.  ...........     11,700        406,575
 *Advest Group, Inc.  ................     37,700        339,300
 *Aequitron Medical, Inc.  ...........     15,400        121,275
 *Aeroflex, Inc.  ....................     49,900        224,550
 *Aerosonic Corp. DE  ................      3,200          4,800
 *Aerovox, Inc.  .....................     39,100        224,825
 *Affiliated Community Bancorp  ......      6,800        118,575
 *Air & Water Technologies Corp.
   Class A ...........................    100,000        550,000
 *Air Methods Corp.  .................     29,700        115,088
 #Airborne Freight Corp.  ............     73,900      2,078,438
 *Airways Corp.  .....................     14,600        140,525
 *Alamco, Inc.  ......................     25,900        220,150
*#Alaska Air Group, Inc.  ............     57,800      1,047,625
 *Alba-Waldensian, Inc.  .............      3,800         33,963
  Albank Financial Corp.  ............     40,300      1,203,963
 *Aldila, Inc.  ......................     45,000        205,313
 *Alexander Energy Co.  ..............      6,000         24,000
  Alfa Corp.  ........................     10,000        111,250
 *Alkermes, Inc.  ....................     78,000        468,000
 *Allegiant Physician Services, Inc.       32,800         32,800
  Allied Group, Inc.  ................     29,500      1,043,563
  Allied Life Financial Corp.  .......     20,000        337,500
  Allied Products Corp.  .............     18,400        384,100
 *Allied Research Corp.  .............     21,700         86,800
*#Allied Waste Industries, Inc.  .....     57,900        416,156
 *Allou Health & Beauty Care, Inc.
   Class A ...........................      4,900         29,094
 *Allstate Financial Corp.  ..........     20,900        118,869
 *Aloette Cosmetics, Inc.  ...........      5,300         11,263
  Alpha Industries, Inc.  ............     24,200        356,950
 *Alpha Microsystems, Inc.  ..........     19,400         23,644
 *Alpha Technologies Group, Inc.  ....      3,200         29,400
 *Ambar, Inc.  .......................     20,700        159,131
  Amcast Industrial Corp.  ...........     50,000        925,000
  Amcore Financial, Inc.  ............     24,800        548,700
 *America Services Group, Inc.  ......     18,000        158,625


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *America West Airlines, Inc. Class B      24,800     $  443,300
  American Annuity Group, Inc.  ......        500          5,500
  American Bankers Insurance  Group,
   Inc................................     43,700      1,586,856
 *American Banknote Corp.  ...........     85,900        128,850
  American Biltrite, Inc.  ...........      6,600        127,050
  American Eagle Group, Inc.  ........     22,500        216,563
  American Ecology Corp.  ............     36,000        144,000
  American Heritage Life Investment
   Corp. .............................     52,400      1,054,550
  American Indemnity Financial Corp.        7,900         79,988
  American Media, Inc. Class A  ......      6,500         28,438
  American Medical Electronics, Inc.
   (Escrow-Bonus) ....................     20,800              0
 *American Mobile Satellite Corp.  ...    120,000      3,300,000
 *American Oilfield Divers, Inc.  ....      3,900         25,594
 *American Pacific Corp.  ............     62,900        361,675
  American Recreation Centers, Inc.  .     17,700        115,050
 *American Software, Inc. Class A  ...      8,600         53,750
 *American Travellers Corp.  .........     82,400      2,075,450
 *American Vanguard Corp.  ...........      6,400         32,800
 *American Waste Services, Inc.
   Class A ...........................    104,800        262,000
 *American White Cross, Inc.  ........     55,200        141,450
 *American Woodmark Corp.  ...........     35,010        157,545
  Americana Bancorp, Inc.  ...........      8,850        165,938
 *Americredit Corp.  .................     51,000        656,625
 *Ameriquest Technology, Inc.  .......     20,430         20,430
 *Ameriwood Industries International
   Corp. .............................     16,400         74,825
  Ameron, Inc.  ......................     17,500        636,563
  Amfed Financial, Inc.  .............     22,678        738,452
  Ampco-Pittsburgh Corp.  ............     41,400        388,125
 *Amrep Corp.  .......................     32,892        185,018
  Amresco, Inc.  .....................     15,000        180,938
 *Amsco International, Inc.  .........    102,700      1,733,063
  Amtech Corp.  ......................     12,000         57,375
  Amvestors Financial Corp.  .........     41,100        472,650
  Amwest Insurance Group, Inc.  ......      8,500        148,750
  Analogic Corp.  ....................     53,400      1,128,075
  Analysis & Technology, Inc.  .......      9,500        131,813
 *Anaren Microwave, Inc.  ............     17,200        129,000
  Anchor Bancorp Wisconsin, Inc.  ....     20,625        727,031
  Andover Bancorp, Inc. DE  ..........     18,500        412,781
 *Andover Togs, Inc.  ................      3,600          5,625
 *Andros, Inc.  ......................      7,600        120,650
  Angelica Corp.  ....................     42,200        944,225
*#Ann Taylor Stores Corp.  ...........    139,400      1,777,350
 *Anuhco, Inc.  ......................      9,900         75,488
 *Apertus Technologies, Inc.  ........     17,700        177,000
 *Applied Extrusion Technologies,
   Inc. ..............................     22,800        290,700
 *Applied Magnetics Corp.  ...........    113,600      1,760,800
 *Applied Signal Technologies, Inc.  .     45,000        216,563
  Aquila Gas Pipeline Corp.  .........     10,000        115,000
  Arkansas Best Corp.  ...............    141,000      1,154,438
 *Arrow Automotive Industries, Inc.  .     12,400         72,075
  Arrow Financial Corp.  .............      4,759         85,067
 *Artistic Greetings, Inc.  ..........     24,000         72,000
  Arvin Industries, Inc.  ............    104,200      1,836,525
  Ashland Coal, Inc.  ................     71,900      1,563,825


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Astec Industries, Inc.  ............     43,600     $  476,875
 *Astoria Financial Corp.  ...........      2,000         87,125
 *Astrosystems, Inc.  ................     27,100        155,825
 *Astrotech International Corp.  .....     39,200        164,150
 *Athey Products Corp.  ..............      7,140         33,915
  Atkinson (Guy F.) of California  ...     53,200        561,925
 *Atlantic Gulf Communities Corp.  ...     12,000         79,500
 *Atlantic Tele-Network, Inc.  .......     53,800        581,713
  Atlantis Plastics, Inc.  ...........     28,200        109,275
 *Atlas Corp.  .......................     11,600         18,850
 *Atwood Oceanics, Inc.  .............     38,800        727,500
 *Au Bon Pain, Inc. Class A  .........     12,000        109,500
*#Audiovox Corp. Class A  ............     40,000        260,000
  Augat, Inc.  .......................     80,700      1,392,075
 *Aurora Electronics, Inc.  ..........     55,000        116,875
 *Autoinfo, Inc.  ....................     32,700        106,275
 *Avatar Holdings, Inc.  .............     22,400        806,400
  Aviall, Inc.  ......................    152,500      1,296,250
 *Avondale Industries, Inc.  .........     85,900      1,283,131
 *Aydin Corp.  .......................     22,300        345,650
 *Aztar Corp.  .......................    171,700      1,502,375
  Aztec Manufacturing Co.  ...........     22,500         81,563
  BEI Electronics, Inc.  .............     28,600        184,113
 *BF Enterprises, Inc.  ..............      2,300         12,075
 *BI, Inc.  ..........................     25,400        219,075
  BMJ Financial Corp.  ...............      6,900        100,050
 *BPI Packaging Technologies, Inc.  ..      1,000          2,438
  BSB Bancorp, Inc.  .................     18,000        621,000
  BT Financial Corp.  ................     10,395        367,723
 *Bachman Information Systems, Inc.  .     52,100        338,650
 *Back Bay Restaurant Group, Inc.  ...     22,600        121,475
  Badger Meter, Inc.  ................      4,900        116,375
  Badger Paper Mills, Inc.  ..........      7,400        114,700
  Bairnco Corp.  .....................     59,300        303,913
  Baker (J.), Inc.  ..................    106,818        674,289
 *Baker (Michael) Corp.  .............     50,000        250,000
  Baldwin & Lyons, Inc. Class B  .....      1,600         25,600
 *Baldwin Piano & Organ Co.  .........     20,000        252,500
 *Baldwin Technology, Inc. Class A  ..    108,100        567,525
 *Bally Entertainment Corp.  .........    187,000      2,267,375
 *Baltek Corp.  ......................      4,500         38,813
 *BancTec, Inc.  .....................     95,357      1,859,462
  Bank of New Hampshire Corp.  .......     12,200        490,288
  BankAtlantic Bancorp, Inc.  ........        625         11,406
  BankNorth Group, Inc. DE  ..........     24,200        819,775
  Bankers Corp.  .....................     46,240        794,750
  Bankers First Corp.  ...............     15,200        414,200
 *Banner Aerospace, Inc.  ............    132,300        694,575
 *Barry (R.G.) Corp.  ................     14,400        320,400
 *Basin Exploration, Inc.  ...........     78,600        353,700
  Bassett Furniture Industries, Inc.       15,650        351,147
  Bay View Capital Corp.  ............     30,500        863,531
 *Bayou Steel Corp. Class A  .........     45,300        198,188
 *Be Aerospace, Inc.  ................    126,100      1,134,900
  Bearings, Inc.  ....................     11,400        437,475
 *Beazer Homes USA, Inc.  ............     26,100        502,425
 *Beeba's Creations, Inc.  ...........      3,679         18,625
 *Bel Fuse, Inc.  ....................     22,500        258,750
 *Belden & Blake Corp.  ..............     14,200        228,975
  Bell Bancorp, Inc.  ................     41,000      1,327,375
 *Bell Industries, Inc.  .............     27,477        625,102
 *Bellwethwer Exporation Co.  ........     59,600        305,450
*#Ben & Jerry's Homemade, Inc.
  Class A ............................     19,900        314,669


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Ben Franklin Retail Stores, Inc.  ..     47,331     $  171,575
*#Benson Eyecare Corp.  ..............     16,761        144,564
 *Berlitz International, Inc.  .......     79,100      1,245,825
 *Bertuccis, Inc.  ...................     33,700        170,606
  Bindley Western Industries, Inc.  ..     40,400        722,150
  Binks Manufacturing Co.  ...........     12,518        306,691
 *Bird Corp.  ........................     13,900         86,006
  Birmingham Steel Corp.  ............    110,000      1,636,250
 *Biscayne Apparel, Inc.  ............     32,870         32,870
 *Black Hawk Gaming &
   Development, Inc. .................      6,000         35,250
  Blair Corp.  .......................      7,000        217,875
 *Bon-Ton Stores, Inc.  ..............     45,700        251,350
 *Boomtown, Inc.  ....................     66,500        407,313
*#Borland International, Inc.  .......     36,000        639,000
 *Borror Corp.  ......................     25,100         89,419
  Bowl America, Inc. Class A  ........     10,000         78,750
  Bowne & Co., Inc.  .................     69,216      1,384,320
 #Bradlees, Inc.  ....................     62,100        100,913
 *Brauns Fashions Corp.  .............     22,200         51,338
  Brenton Banks, Inc.  ...............        650         13,000
 *Brite Voice Systems, Inc.  .........      2,000         32,750
 *Brock Exploration Corp.  ...........      8,900         28,925
 *Brockway Standard Holdings Corp.  ..     20,000        317,500
 *Brookstone, Inc.  ..................     44,500        383,813
 *Brooktree Corp.  ...................     50,500        647,031
 *Brothers Gourmet Coffees, Inc.  ....      6,200         24,025
 *Brown & Sharpe Manufacturing Co.
   Class A ...........................     17,900        181,238
  Brown Group, Inc.  .................     26,000        364,000
  Brush Wellman, Inc.  ...............     99,900      1,748,250
 *Buffton Corp.  .....................     12,200         24,400
 *Builders Transport, Inc.  ..........     18,700        158,950
 *Bull Run Corp. GA  .................     37,900        111,331
 *Burlington Coat Factory Warehouse
   Corp. .............................    189,200      2,175,800
 *Burr Brown Corp.  ..................     46,200      1,299,375
 *Butler International, Inc.  ........     23,200        108,025
 *Buttrey Food & Drug Stores Co.  ....     52,400        373,350
  CFX Corp.  .........................     24,827        391,025
  CML Group, Inc.  ...................     12,000         73,500
  CPB, Inc.  .........................     19,600        651,700
  CPI Corp.  .........................     88,100      1,839,088
 *CSF Holdings, Inc. Class B  ........     40,500      1,594,688
 *CSP, Inc.  .........................     11,000         99,000
 *CSS Industries, Inc.  ..............     17,900        374,781
 *CTL Credit, Inc.  ..................     14,100        200,925
  CTS Corp.  .........................     22,400        809,200
  CU Bancorp  ........................     18,700        178,819
 *Cablemaxx, Inc.  ...................     44,600        314,988
  Cabot Oil & Gas Corp. Class A  .....    109,700      1,549,513
  Cadmus Communications Corp.  .......     10,700        306,288
*#Caldor Corp.  ......................    111,100        458,288
  California Financial Holding Corp.       20,430        427,753
   Calmat Co. ........................    182,800      3,153,300
 *Calumet Bancorp, Inc.  .............      6,500        181,188
 *Cambridge Soundworks, Inc.  ........     20,000        105,000
 *Campo Eletronics, Appliances &
   Computers, Inc. ...................     43,900        175,600
  Cape Cod Bank & Trust Co.  .........      5,600        226,800
  Capital Guarantee Corp.  ...........      3,500         77,438
 *Capital Pacific Holdings, Inc.  ....      5,000         11,875
  Capital Re Corp.  ..................     90,600      2,718,000
  Capitol American Financial Corp.  ..    100,000      2,050,000
  Capitol Bancorp, Ltd.  .............     10,900        114,450
 *Capsure Holdings Corp.  ............    109,600      1,548,100


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Care Group, Inc.  ..................     33,700     $   89,516
 *Carlisle Plastics, Inc. Class A  ...     79,100        351,006
 *Carmike Cinemas, Inc. Class A  .....     34,600        847,700
 #Carolina First Corp.  ..............     22,102        348,107
  Carpenter Technology Corp.  ........     56,600      2,447,950
 *Carr-Gottstein Foods Co.  ..........     48,157        258,844
 *Carson Pirie Scott & Co.  ..........      2,600         51,675
  Carter-Wallace, Inc.  ..............    212,500      2,417,188
 *Carver Corp. WA  ...................     12,900         20,156
  Cash America International, Inc.  ..     75,600        415,800
  Castle (A.M.) & Co.  ...............     19,650        481,425
 *Catalina Lighting, Inc.  ...........     22,900        114,500
 *Catherines Stores Corp.  ...........     46,000        376,625
  Cato Corp. Class A  ................     72,000        513,000
 *Celebrity, Inc.  ...................     10,000         57,500
 *Cell Genesys, Inc.  ................     25,500        208,781
  Cenfed Financial Corp.  ............     17,800        407,175
  Cenit Bancorp, Inc.  ...............      4,900        180,688
 *Centennial Cellular Corp. Class A  .      6,500        122,688
  Center Financial Corp.  ............     27,200        489,600
 *Centigram Communications Corp.  ....     26,500        566,438
  Central & Southern Holding Co.  ....     14,700        133,219
 *Central Co-Operative Bank
   Somerville, MA ....................      4,500         57,375
  Central Reserve Life Corp.  ........     17,700        169,256
 *Central Sprinkler Corp.  ...........     17,200        582,650
*#Cephalon, Inc.  ....................     83,600      2,330,350
 *Ceradyne, Inc.  ....................     11,100         60,356
  Champion Parts, Inc.  ..............     12,100          6,050
  Chaparral Steel Co.  ...............    156,400      1,642,200
 *Charming Shoppes, Inc.  ............     68,700        161,016
 *Chart House Enterprises, Inc.  .....     62,300        404,950
  Charter One Financial, Inc.  .......    168,920      5,384,183
  Charter Power Systems, Inc.  .......     12,000        295,500
 *Check Technology Corp.  ............      7,600         62,700
 *Checkers Drive-In Restaurant, Inc.       76,300        106,105
 *Chemfab Corp.  .....................     10,700        218,013
 *Chempower, Inc.  ...................      7,300         28,059
 *Cherry Corp. Class A  ..............     13,300        134,663
 *Cherry Corp. Class B  ..............     16,400        166,050
  Chesapeake Utilities Corp.  ........     15,900        236,513
  Chester Valley Bancorp  ............        578         11,054
 *Chic by His, Inc.  .................     61,300        329,488
  Chicago Rivet & Machine Co.  .......      1,100         33,138
*#Chips & Technologies, Inc.  ........      5,700         60,563
  Chittenden Corp.  ..................     24,656        711,942
*#Chock Full O' Nuts Corp.  ..........     48,823        280,732
 *Cimco, Inc.  .......................     11,000        105,188
 *Cincinnati Microwave, Inc.  ........     22,000        151,250
 *Circon Corp.  ......................     26,500        581,344
 *Circuit Systems, Inc.  .............      8,300         47,206
 *Citadel Holding Corp.  .............      1,000          2,250
 *Citation Computer System, Inc.  ....      8,700         34,800
 *Citation Insurance Group  ..........     24,300        107,831
  Citfed Bancorp, Inc.  ..............     16,900        578,825
  Citizens Bancorp MD  ...............     32,300      1,086,088
  Citizens Banking Corp.  ............      3,000         94,500
  City National Corp.  ...............     98,500      1,354,375
 *Civic Bancorp  .....................     18,700        141,419
 *Clean Harbors, Inc.  ...............     42,000        126,000
  Cleveland Cliffs, Inc.  ............      2,000         78,250
 *Cliffs Drilling Co.  ...............     17,300        242,200
 *Clothestime, Inc.  .................     88,000        140,250
  Co-Operative Bank of Concord, MA  ..     20,400        369,750


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Coast Distribution System  .........     21,200     $  124,550
*#Coast Savings Financial, Inc.  .....     83,500      2,494,563
  Coastal Bancorp, Inc.  .............     11,600        196,475
 *Cobra Electronic Corp.  ............     24,700         64,838
  Coca Cola Bottling Co.
   Consolidated ......................      9,700        328,588
 *Code Alarm, Inc.  ..................      9,200         69,000
 #Coeur d'Alene Mines Corp. ID  ......      4,200         76,125
 *Coherent, Inc.  ....................     36,800      1,554,800
 *Coho Energy, Inc.  .................     59,600        279,375
  Collective Bancorp, Inc.  ..........     30,800        816,200
 *Collins Industries, Inc.  ..........     12,500         24,219
  Commerce Bancorp, Inc.  ............     12,600        281,925
  Commercial Federal Corp.  ..........     52,863      1,936,107
  Commercial Metals Co.  .............     81,300      1,910,550
 *Communication Cable, Inc.  .........     14,420        166,731
 *Communications Central, Inc.  ......     12,000         60,000
  Community Bankshares, Inc. NH  .....      6,600        122,925
  Community First Bankshares, Inc.  ..     16,700        346,525
  Community Psychiatric Centers  .....    153,500      1,707,688
  Computer Data Systems, Inc.  .......     18,700        266,475
 *Computer Horizons Corp.  ...........      2,250         78,750
  Computer Task Group, Inc.  .........     21,900        424,313
 *Comshare, Inc.  ....................     14,250        345,563
 *Comstock Resources, Inc.  ..........     14,000         67,813
 *Comtech Telecommunications Corp.  ..      8,700         21,750
 *Concord Fabrics, Inc. Class A  .....      9,200         35,650
 *Condor Services, Inc.  .............      4,500         16,875
 *Conmed Corp.  ......................        641         20,031
 *Continental Can, Inc. DE  ..........     14,200        257,375
  Continental Homes Holding Corp.  ...     45,348        833,270
 *Control Data Systems, Inc.  ........     81,800      1,395,713
 *Convest Energy Corp.  ..............     10,000         31,563
 *Convex Computer Corp.  .............     74,300        352,925
 *Cooperative Bankshares, Inc.  ......      3,500         75,688
 *Coram Healthcare Corp.  ............     22,300        122,650
  Core Industries, Inc.  .............     43,900        603,625
 *Core, Inc.  ........................      7,400         69,375
 *Cornerstone Financial Corp.  .......      7,000         61,031
 *Corrpro Companies, Inc.  ...........      3,100         17,438
 *Cortech, Inc.  .....................     50,200         84,713
  Courier Corp.  .....................      7,700        194,425
 *Craig Corp.  .......................     18,900        177,188
*#Cray Research, Inc.  ...............     45,000      1,080,000
 *Criticare Systems, Inc.  ...........     28,700         89,688
 *Crosscomm Corp.  ...................     29,200        350,400
 *Crown Books Corp.  .................     20,300        253,750
 *Crown Central Petroleum Corp.
   Class A ...........................     19,500        275,438
 *Crown Central Petroleum Corp.
   Class B ...........................     25,700        346,950
  Crown Crafts, Inc.  ................     20,100        246,225
 *Crown-Andersen, Inc.  ..............      6,200         48,438
 *Cruise America, Inc.  ..............     32,000        176,000
  Cubic Corp.  .......................     34,000        811,750
 *Culbro Corp.  ......................     18,700        939,675
  Cullen Frost Bankers, Inc.  ........     16,700        841,263
  Curtiss-Wright Corp.  ..............     20,200        962,025
 *Customedix Corp.  ..................     15,000         28,125
 *Cycare Systems, Inc.  ..............     14,800        414,400
 *Cygne Designs, Inc.  ...............     53,900         77,481
 *Cyrk, Inc.  ........................     39,900        399,000
 *D&N Financial Corp.  ...............     20,000        236,250
 *DBA Systems, Inc.  .................     18,100         91,631
 *DM Management Co.  .................     18,400         36,800


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *DS Bancor, Inc.  ...................     12,101     $  296,475
  DT Industries, Inc.  ...............     50,000        662,500
 *DVI, Inc.  .........................     11,800        156,350
 *Dairy Mart Convenience Stores, Inc.
   Class A ...........................      9,000         59,063
 *Damark International, Inc. Class A       31,200        208,650
  Daniel Industries, Inc.  ...........     95,400      1,264,050
 *Danskin, Inc.  .....................     29,600        142,450
  Dart Group Corp. Class A  ..........      5,600        520,100
 *Data Broadcasting Corp.  ...........     33,870        476,297
 *Data General Corp.  ................    168,200      2,039,425
 *Data I/O Corp.  ....................     25,900        205,581
 *Data Race, Inc.  ...................     17,600         80,850
 *Data Systems & Software, Inc.  .....     24,900        208,538
 *Data Translation, Inc.  ............      9,000        173,250
 *Dataflex Corp.  ....................     21,600        108,000
 *Datakey, Inc.  .....................     10,900         59,950
 *Dataram Corp.  .....................     15,200        108,300
 *Datron Systems, Inc.  ..............     10,200        196,350
 *Datum, Inc.  .......................     11,200        111,300
 *Dave and Busters, Inc.  ............      2,140         31,565
  Davis Water & Waste Industries,
   Inc. ..............................     12,100        190,575
 *Dawson Geophysical Co.  ............        900          9,113
 *Daxor Corp.  .......................     20,800        137,800
 *De Soto, Inc.  .....................     38,500        154,000
  DeKalb Genetics Corp. Class B  .....     25,000      1,121,875
  Deb Shops, Inc.  ...................     75,300        275,316
  Decorator Industries, Inc.  ........      1,000          8,250
  Defiance, Inc.  ....................     27,700        206,019
  Del Laboratories, Inc.  ............      8,000        157,000
 *Delaware Ostego Corp.  .............      1,102         10,745
  Delchamps, Inc.  ...................     42,900        750,750
 *Delphi Financial Group, Inc.
   Class A ...........................     10,000        198,750
  Delta Woodside Industries, Inc.  ...    191,300      1,243,450
 *Designs, Inc.  .....................     33,000        264,000
 *Detection Systems, Inc.  ...........     10,800         72,900
 *Detrex Corp.  ......................      2,800         13,475
 *Devcon International Corp.  ........     18,600        140,663
  Dexter Corp. CT  ...................     52,000      1,267,500
 *Dianon Systems, Inc.  ..............     20,000         76,250
 *Digicon, Inc.  .....................     54,100        324,600
 *Digital Systems International, Inc.      31,100        421,794
 *Dime Financial Corp.  ..............     20,400        244,800
  Dixie Yarns, Inc.  .................     50,700        199,631
  Donegal Group, Inc.  ...............     21,500        400,438
  Donnelly Corp. Class A  ............     40,000        565,000
 *Dotronix, Inc.  ....................      1,000          1,875
  Douglas & Lomason Co.  .............     17,200        195,650
  Downey Financial Corp.  ............     72,700      1,653,925
 *Dress Barn, Inc.  ..................     39,623        361,560
 *Drug Emporium, Inc.  ...............     58,500        241,313
 *Drypers Corp.  .....................      5,900         10,878
 *Dual Drilling Co.  .................     80,800        823,150
 *Duplex Products, Inc.  .............     60,900        464,363
  Duty Free International, Inc.  .....     51,700        697,950
  Dyersburg Corp.  ...................     63,400        301,150
  Dynamics Corp. of America  .........     17,200        399,900
 *Dynamics Research Corp.  ...........     23,740        139,473
 *Dynatech Corp.  ....................     57,800        852,550
 *E for M Corp.  .....................     18,500        220,844
 *E-Z-Em, Inc. Class A  ..............     20,500        205,000
 *E-Z-Em, Inc. Class B  ..............        775          7,169


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *EA Engineering Science &
   Technology, Inc. ..................     18,525     $   72,942
 *ECC International Corp.  ...........     13,200        135,300
  EMC Insurance Group, Inc.  .........     33,600        428,400
 *ESCO Electronics Corp. Trust
   Receipts ..........................     88,400        707,200
  Eagle Bancshares, Inc.  ............      4,200        149,625
  Eagle Financial Corp.  .............     17,237        474,018
 *Eagle Food Centers, Inc.  ..........     62,100        112,556
*#Eagle Hardware & Garden, Inc.  .....     40,600        307,038
  Eastern Bancorp, Inc.  .............     10,400        280,800
  Eastern Co.  .......................     12,400        139,500
  Eaton Vance Corp.  .................     19,323        562,782
  Ecology & Environment, Inc.
   Class A ...........................     14,100        109,275
 *Ecoscience Corp.  ..................     29,000         16,313
  Edison Brothers Stores, Inc.  ......     44,500         83,438
 *Edisto Resources Corp.  ............    102,200        511,000
 *Edo Corp.  .........................     18,600         90,675
 *Egghead, Inc.  .....................    130,500      1,027,688
  Ekco Group, Inc.  ..................     83,300        499,800
 *El Chico Restaurants, Inc.  ........      3,200         29,200
  Eldorado Bancorp CA  ...............     13,310        219,615
 *Electric & Gas Technology, Inc.  ...      3,000          8,813
 *Electro Rent Corp.  ................     39,000        794,625
 *Electro Scientific Industries, Inc.      20,600        581,950
 *Electromagnetic Sciences, Inc.  ....     27,800        300,588
 *Electronic Fab Technology, Inc.  ...      9,100         36,400
 *Emcon  .............................     39,600        153,450
 *Emisphere Technologies, Inc.  ......     17,000        121,125
 *Emulex Corp.  ......................     11,750        146,141
  Energen Corp.  .....................    116,300      2,703,975
  Engineered Support Systems, Inc.  ..      6,900         42,694
  Engle Homes, Inc.  .................     27,200        229,500
  Enhance Financial Services Group,
   Inc. ..............................    141,100      3,404,038
 *Ensys Environmental Products, Inc.       45,000        129,375
 *Environmental Elements Corp.  ......     18,200         31,850
  Enviroq Corp.  .....................      2,420              0
 *Envirotest Systems Corp. Class A  ..     44,800        117,600
 *Equinox Systems, Inc.  .............     10,000         78,125
 *Equitrac Corp.  ....................     13,100         74,506
 *Equity Oil Co.  ....................     97,200        534,600
 *Ernst Home Center, Inc.  ...........     94,100        258,775
  Espey Manufacturing & Electronics
   Corp. .............................      2,900         38,425
 *Esterline Technologies Corp.  ......     23,100        496,650
 *Ethan Allen Interiors, Inc.  .......     80,000      1,760,000
 *Evans & Sutherland Computer  Corp.       52,100      1,263,425
 *Evans Systems, Inc.  ...............      6,700         24,706
 *Evans, Inc.  .......................     17,800         25,588
  Evergreen Bancorp, Inc. DE  ........     18,600        411,525
 *Evergreen Resources, Inc.  .........     21,700         93,581
 *Exabyte Corp.  .....................        400          5,000
  Excel Industries, Inc.  ............     72,500        888,125
 *Executone Information Systems,
   Inc. ..............................     78,600        218,606
 *Express America Holdings Corp.  ....     29,400        150,675
 *Ezcorp, Inc. Class A Non-Voting  ...     40,000        175,000
 *FDP Corp.  .........................      7,000         54,688
  FFLC Bancorp  ......................      6,300        122,850
 *FFY Financial Corp.  ...............      6,000        126,375
 *FNB Rochester Corp.  ...............      8,400         70,350
 *FPA Corp.  .........................     20,100         20,100


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Fab Industries, Inc.  ..............      2,081     $   61,520
 *Fabri-Centers of America, Inc.
   Class A ...........................     35,700        522,113
 *Fabri-Centers of America, Inc.
   Class B ...........................     35,700        423,938
 *Failure Group, Inc.  ...............     28,100        182,650
 *Fairchild Corp. Class A  ...........     78,900        601,613
  Family Bancorp  ....................     17,850        316,838
  Fansteel, Inc.  ....................     36,100        248,188
 *Farah, Inc.  .......................     50,400        315,000
  Farmer Brothers Co.  ...............         84         11,550
 *Farr Co.  ..........................     15,700        117,750
  Farrel Corp.  ......................     20,800         78,000
  Fay's, Inc.  .......................     21,400        147,125
  Federal Screw Works  ...............      2,000         46,000
 *Fidelity Bancorp, Inc. Delaware  ...      6,300         97,650
 *Fieldcrest Cannon, Inc.  ...........     12,600        253,575
 *Fifty-Off Stores, Inc.  ............     42,600         49,256
 *Figgie International, Inc. Class A       59,800        702,650
 *Figgie International, Inc. Class B       17,700        194,700
 *Filenes Basement Corp.  ............     91,000        321,344
 *Financial Benefit Group, Inc.
   Class A ...........................     38,850        178,467
  First Albany Companies, Inc.  ......      5,250         47,906
  First American Financial Corp.  ....     80,800      1,848,300
 *First Cash, Inc.  ..................     15,500         60,063
  First Citizens Bancshares, Inc. NC       24,200      1,285,625
 *First Citizens Financial Corp.  ....     10,133        197,594
  First Essex Bancorp  ...............     26,100        305,044
  First Federal Alabama FSB Jasper  ..      3,300         62,700
  First Federal Capital Corp.  .......     42,040        761,975
  First Federal Savings & Loan
   Association of East Hartford, CT ..      3,300         63,938
  First Financial Corp. WI  ..........     12,000        273,000
  First Financial Corp. of Western
   Maryland ..........................      9,300        203,438
  First Financial Holdings, Inc.  ....     18,900        368,550
  First Indiana Corp.  ...............     27,899        735,836
  First Liberty Financial Corp.  .....     12,400        271,250
  First Mississippi Corp.  ...........     40,100      1,022,550
  First Northern Savings Bank S.A.
   Green Bay, WI .....................     22,600        350,300
  First Oak Brook Bancshares, Inc.
   Class A ...........................     10,000        209,375
 *First Republic Bancorp, Inc.  ......     32,828        369,315
 *First Southeast Financial Corp.  ...      9,600        182,400
  First State Financial Services,
   Inc. ..............................     10,300        140,981
 *FirstFed Financial Corp. DE  .......     79,400      1,220,775
  Firstbank of Illinois Co.  .........      1,200         36,300
  Firstfed Bancshares, Inc.  .........     15,000        337,500
*#Firstmiss Gold, Inc.  ..............     28,409        555,751
 *Fischer Imaging Corp.  .............     21,600        234,900
  Flexsteel Industries, Inc.  ........     56,700        648,506
  Florida Rock Industries, Inc.  .....     52,500      1,391,250
 *Foodarama Supermarkets, Inc.  ......      2,400         26,400
 *Foodbrands America, Inc.  ..........     88,200      1,008,788
  Foothill Independent Bancorp  ......     15,700        129,525
 *Forschner Group, Inc.  .............     58,000        703,250
  Foster (L.B.) Co. Class A  .........     42,300        190,350
 *Four Kids Entertainment, Inc.  .....     17,000         60,563
 *Foxmeyer Health Corp.  .............    106,987      2,781,662
  Freds, Inc. Class A  ...............     63,500        484,188
 #Fremont General Corp.  .............    133,060      4,590,570
 *Fresh Choice, Inc.  ................     45,000        312,188


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Fretter, Inc.  .....................     19,500     $    5,484
 *Freymiller Trucking, Inc.  .........      4,500            446
  Friedman Industries, Inc.  .........     22,655         84,956
  Frisch's Restaurants, Inc.  ........     42,340        389,003
 *Fuqua Enterprises, Inc.  ...........      9,700        201,275
  Furon Co.  .........................      9,900        176,963
 *G-III Apparel Group, Ltd.  .........     26,900         64,728
  GBC Bancorp  .......................     48,200        831,450
 *GBC Technologies, Inc.  ............     50,400        425,250
 *GNI Group, Inc.  ...................     19,800        133,650
 *GZA Geoenvironmental Technologies,
   Inc. ..............................     15,500         50,375
 *Galileo Electro-Optics Corp.  ......     28,900        303,450
  Gamma Biologicals, Inc.  ...........     20,300         88,813
 *Gantos, Inc.  ......................      4,250          9,430
  Garan, Inc.  .......................     33,000        569,250
 *Garnet Resources Corp.  ............     50,600         66,413
 *Gehl Co.  ..........................     26,800        192,625
 *General Host Corp.  ................     93,084        442,149
  General Housewares Corp.  ..........     17,700        177,000
 *General Microwave Corp.  ...........        400          3,150
  General Parametrics Corp.  .........     15,900         48,197
  General Physics Corp.  .............     22,900         77,288
 *Genesco, Inc.  .....................    138,000        586,500
 *Genicom Corp.  .....................     37,100        176,225
 *Genlyte Group, Inc.  ...............     75,700        496,781
 *Genus, Inc.  .......................     25,800        214,463
  Geodynamics Corp.  .................      9,900        110,138
  George Mason Bankshares, Inc.  .....     10,000        252,500
*#Gerrity Oil and Gas Corp.  .........    102,600        436,050
  Getty Petroleum Corp.  .............        700         10,413
 *Giant Group, Ltd.  .................     23,100        147,263
  Giant Industries, Inc.  ............     49,900        536,425
 *Gibraltar Packaging Group, Inc.  ...     28,400        104,725
 #Gibson Greetings, Inc.  ............    120,700      1,795,413
  Giddings & Lewis, Inc.  ............     50,000        784,375
 *Giga-Tronics, Inc.  ................      5,300         44,388
  Gilbert Associates, Inc. Class A  ..     31,200        464,100
 *Gish Biomedical, Inc.  .............     17,500        145,469
  Gleason Corp.  .....................     17,700        590,738
 *Global Industrial Technologies,
   Inc. ..............................    125,320      2,224,430
  Golden Poultry Co., Inc.  ..........     74,950        651,128
 *Good Guys, Inc.  ...................     69,300        710,325
 *Goodrich Petroleum Corp.  ..........     26,800         25,125
 *Gottschalks, Inc.  .................     50,200        332,575
 *Government Technology Services,
   Inc. ..............................     35,500        142,000
 *Gradco Systems, Inc.  ..............     60,000        150,000
 *Graham Corp.  ......................      2,300         31,050
 *Graham-Field Health Products, Inc.       59,100        199,463
  Granite Construction, Inc.  ........     58,100      1,608,644
  Granite State Bankshares, Inc.  ....      8,900        146,850
 *Grant Geophysical, Inc.  ...........     21,600         54,675
  Graphic Industries, Inc.  ..........     41,000        435,625
 *Great Country Bank of Ansonia, CT  .     16,900         90,838
 *Greater New York Savings Bank  NY  .     58,500        698,344
  Green (A.P.) Industries, Inc.  .....     15,200        294,500
  Greenbrier Companies, Inc.  ........     10,000        108,750
 *Greenman Brothers, Inc.  ...........     23,100        282,975
  Greiner Engineering, Inc.  .........     27,200        244,800
 *Greyhound Lines, Inc.  .............     53,200        222,775
 *Grossmans, Inc.  ...................    202,300        246,553
 *Ground Round Restaurants, Inc.  ....     62,400        173,550
 *Groundwater Technology, Inc.  ......     30,000        423,750
  Grovebank for Savings  .............      6,400        151,200


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Guaranty National Corp.  ...........     46,900     $  680,050
  Guilford Mills, Inc.  ..............     79,300      1,823,900
 *Gulfmark International, Inc.  ......     11,100        255,300
 *Gundle/SLT Environmental, Inc.  ....     61,800        370,800
  HF Financial Corp.  ................      6,400        198,400
 *HMG Worldwide Corp.  ...............     28,200         63,450
  HMI Industries, Inc.  ..............      9,000        110,250
 *HMN Financial, Inc.  ...............     12,000        186,000
 *HPSC, Inc.  ........................     21,500        110,188
 *HS Resources, Inc.  ................     66,000        882,750
 *Hadco Corp.  .......................     43,900      1,338,950
  Haggar Corp.  ......................        600         10,575
 *Hallwood Group, Inc.  ..............      2,075         20,231
 *Hamburger Hamlet Restaurants, Inc...     17,800         13,350
 *Hampshire Group, Ltd.  .............      7,200         90,900
 *Hampton Industries, Inc.  ..........      9,790         48,950
 *Handex Environmental Recovery,
   Inc. ..............................     49,800        249,000
  Handleman Co.  .....................    197,436      1,233,975
 *Hanger Orthopedic Group, Inc.  .....     37,300        102,575
 *Harding Lawson Associates Group,
   Inc. ..............................     20,400        142,800
  Harleysville Group, Inc.  ..........     50,200      1,449,525
 *Harlyn Products, Inc.  .............     22,200         38,850
 *Harry's Farmers Market, Inc.
   Class A ...........................      9,600         39,000
 *Hartmarx Corp.  ....................     40,000        180,000
  Harvey's Casino Resorts  ...........     21,000        315,000
  Hastings Manufacturing Co.  ........        850         17,584
  Hathaway Corp.  ....................     18,400         43,700
 *Hauser Chemical Research, Inc.  ....     62,700        297,825
 *Haven Bancorp, Inc.  ...............      1,000         24,813
  Haverty Furniture Co., Inc.  .......     66,100        950,188
  Hawkeye Bancorp  ...................     12,000        314,250
 *Hawthorne Financial Corp.  .........     10,400         50,050
  Hayes Wheels International, Inc.  ..    119,500      3,196,625
  Health Images, Inc.  ...............     50,900        394,475
 *Health O Meter Products, Inc.  .....     35,900        148,088
 *Health Risk Management, Inc.  ......     13,600        107,100
 *Healthcare Services Group, Inc.  ...     42,700        368,288
  Hechinger Co. Class A  .............    118,900        535,050
  Heico Corp.  .......................      9,790        179,891
 *Hein-Werner Corp.  .................     10,641         48,550
 *Heist (C.H.) Corp.  ................     16,800        119,700
  Helene Curtis Industries, Inc.  ....     12,000        346,500
 *Helian Health Group, Inc.  .........     14,800         79,550
 *Herley Industries, Inc.  ...........     15,400        102,025
 *Hexcel Corp.  ......................     11,100        105,450
 *Hi-Lo Automotive, Inc.  ............     69,300        389,813
 *Hi-Shear Industries, Inc.  .........     22,700        158,900
 *Hitox Corp.  .......................      9,100         28,438
  Hoenig Group, Inc.  ................     12,000         47,250
 *Holiday RV Superstores, Inc.  ......     14,200         40,381
 *Hologic, Inc.  .....................      9,800        409,150
 *Holopak Technologies, Inc.  ........      8,200         47,150
 *Holson Burnes Group, Inc.  .........     43,400        162,750
  Home Beneficial Corp. Class B  .....     56,100      1,374,450
  Home Federal Bancorp  ..............      8,900        225,838
  Home Federal Financial Corp.  ......      5,566         94,622
  Home Financial Corp  ...............     37,200        553,350
  Home Port Bancorp, Inc.  ...........      7,500         88,125
 *Homecorp, Inc.  ....................      3,200         53,600
 *Homeowners Group, Inc.  ............     21,600         33,075
 *Hometown Bancorp., Inc.  ...........        800         10,900


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Hooper Holmes, Inc.  ...............     38,800     $  310,400
 *Hospital Staffing Services, Inc.  ..     20,200         35,350
 *Hosposable Products, Inc.  .........        600          4,650
 *Hovnanian Enterprises, Inc.
  Class A ............................    115,284        778,167
  Howell Corp.  ......................     21,300        268,913
  Howell Industries, Inc.  ...........      1,600         38,800
  Hudson Foods, Inc. Class A  ........     48,350        773,600
  Hudson General Corp.  ..............      2,500         79,063
  Huffy Corp.  .......................      3,000         31,875
  Hughes Supply, Inc.  ...............     38,900      1,021,125
 *Hurco Companies, Inc.  .............      9,700         55,775
 *Hycor Biomedical, Inc.  ............     12,000         54,000
 *Hyde Athletic Industries, Inc.
   Class A ...........................     12,100         49,156
 *Hyde Athletic Industries, Inc.
   Class B ...........................     28,300        107,894
  ICN Pharmaceuticals, Inc.  .........      8,605        174,251
 *ICO, Inc.  .........................     62,300        330,969
 *IFR Systems, Inc.  .................     17,000        161,500
 *Image Industries, Inc.  ............     35,000        393,750
 *Immulogic Pharmaceutical Corp.  ....     45,900        570,881
 *Imo Industries, Inc.  ..............     20,900        148,913
 *Imperial Bancorp  ..................     56,679      1,303,617
 *Imperial Credit Industries, Inc.  ..      1,350         22,697
  Imperial Holly Corp.  ..............     43,400        282,100
 *In Home Health, Inc.  ..............     49,000        122,500
 *Inacom Corp.  ......................     41,300        552,388
 *Inco Homes Corp.  ..................     27,940         25,757
 *Incstar Corp.  .....................     18,200         72,800
  Independence Holding Co.  ..........     56,200        217,775
  Independent Bank Corp. MA  .........     61,200        428,400
  Independent Bank East  .............      8,400        229,950
  Independent Insurance Group, Inc.  .     31,600        849,250
  Indiana Federal Corp.  .............     18,850        365,219
  Industrial Acoustics Co., Inc.  ....        700          7,438
 *Information International, Inc.  ...      7,100         71,888
 *Information Resources, Inc.  .......     17,600        212,300
 *Infrasonics, Inc.  .................     90,000        562,500
  Ingles Market, Inc. Class A  .......     40,900        442,231
 *Inmac Corp.  .......................     32,000        310,000
 *Innoserv Technologies, Inc.  .......     13,700         34,250
  Insituform East, Inc.  .............     16,900         71,825
  Insteel Industries, Inc.  ..........     37,600        249,100
 *Insurance Auto Auctions, Inc.  .....     45,100        484,825
 *Integrated Waste Services, Inc.  ...     33,200         52,913
 *Intellicall, Inc.  .................     46,700        163,450
  Intelligent Electronics, Inc.  .....     11,505         74,783
  Inter-Regional Financial Group,
   Inc. ..............................     36,500      1,437,188
 *Interco, Inc.  .....................     41,000        343,375
  Interface Systems, Inc.  ...........     16,700        108,550
  Interface, Inc. Class A  ...........    116,600      1,902,038
 *Intergraph Corp.  ..................    196,100      3,382,725
 *Interlinq Software Corp.  ..........     32,000        100,000
  International Aluminum Corp.  ......     33,600        961,800
 *International Jensen, Inc.  ........     35,000        245,000
 *International Lottery & Totalizer
   Systems, Inc. .....................     18,400         29,613
  International Multifoods Corp.  ....     74,500      1,741,438
 *International Research &
   Development Corp. .................     18,600          2,325
  International Shipholding Corp.  ...     29,375        565,469
 *International Technology Corp.  ....    207,200        543,900
 *International Thoroughbred
   Breeders, Inc. ....................     19,700         76,338


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Interphase Corp.  ..................     15,200     $  214,700
  Interstate Bakeries Corp. DE  ......    119,300      2,669,338
*#Intertan, Inc.  ....................     60,100        503,338
 *Investors Financial Services Corp.        5,408        106,132
 *Investors Financial Services Corp.
   Class A ...........................      1,040         20,401
  Investors Title Co.  ...............      8,699         92,431
*#Iomega Corp.  ......................     64,875      2,765,297
 *Isomedix, Inc.  ....................      4,000         57,000
 *Iwerks Entertainment, Inc.  ........     40,000        240,000
 *J & J Snack Foods Corp.  ...........     54,200        657,175
  JSB Financial, Inc.  ...............     47,600      1,529,150
  Jackpot Enterprises, Inc.  .........     29,800        406,025
  Jaclyn, Inc.  ......................     11,400         47,738
 *Jaco Electronics, Inc.  ............      8,946        107,911
 *Jacobs Jay, Inc.  ..................     31,300         87,053
  Jacobson Stores, Inc.  .............     24,500        220,500
 *Jan Bell Marketing, Inc.  ..........    182,900        480,113
 *Jefferson Savings Bancorp, Inc.  ...     21,600        567,000
  John Alden Financial Corp.  ........     78,500      1,619,063
  Johnston Industries, Inc.  .........      5,100         41,438
 *Joseph A. Bank Clothiers, Inc.  ....     10,000         21,875
 *Just Toys, Inc.  ...................     14,000         20,125
  Justin Industries, Inc.  ...........     94,200      1,024,425
  K Swiss, Inc. Class A  .............     30,400        357,200
 *K-Tron International, Inc.  ........      6,300         40,950
 *KLLM Transport Services, Inc.  .....     18,700        202,194
 *Kaiser Ventures, Inc.  .............     37,400        420,750
  Kaman Corp. Class A  ...............     65,900        749,613
 *Kasler Holding Co.  ................      5,900         33,925
  Katy Industries, Inc.  .............     17,100        168,863
  Keithley Instruments, Inc.  ........        500         14,438
  Kellwood Co.  ......................    164,918      3,195,286
  Kenan Transport Co.  ...............        200          4,175
*#Kenetech Corp.  ....................      6,000         19,125
 *Kentucky Electric Steel, Inc.  .....     14,000        129,500
 *Kentucky Medical Insurance Co.
   Class A ...........................      8,500        102,531
 *Kerr Group, Inc.  ..................     15,900        141,113
 *Kevlin Corp.  ......................        700          2,997
 *Kewaunee Scientific Corp.  .........        700          2,231
 *Key Energy Group, Inc.  ............     40,000        220,000
 *Key Production Co., Inc.  ..........     40,700        218,763
 *Key Tronic Corp.  ..................     26,500        289,844
 *Kinark Corp.  ......................      1,000          2,813
 *Kinder-Care Learning Centers, Inc.       92,700      1,141,369
  Kinetic Concepts, Inc.  ............      3,900         43,875
 *Kinnard Investment, Inc.  ..........      6,000         22,500
 *Kit Manufacturing Co.  .............     10,600        119,250
  Knape & Vogt Manufacturing Co.  ....     14,200        257,375
 *Knogo North America, Inc.  .........     17,300        112,450
 *Krystal Co.  .......................     19,200        134,400
  LCS Industries, Inc.  ..............     13,200        209,550
 *LDI Corp.  .........................     54,100        169,063
  LSB Industries, Inc.  ..............     11,500         44,563
  LSI Industries, Inc.  ..............     13,230        197,623
 *LTX Corp.  .........................     30,700        381,831
 *Laclede Steel Co.  .................      8,700         61,444
  Ladd Furniture, Inc.  ..............     38,327        510,228
  Lafayette American Bank & Trust
   Co. ...............................      1,050          9,450
  Laidlaw, Inc. Class B Non-Voting  ..     25,960        240,130
 *Lamson & Sessions Co.  .............     28,300        198,100
 *Lancer Corp.  ......................      7,200         99,000


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Laserscope  ........................     40,000     $   82,500
  Lawyers Title Corp.  ...............     37,112        635,543
 *Layne, Inc.  .......................     29,600        260,850
 *Lazare Kaplan International, Inc.  .     11,300         74,863
 *Lechters, Inc.  ....................     32,000        224,000
  Lennar Corp.  ......................    150,350      3,326,494
  Liberty Bancorp, Inc. Delaware  ....      6,300        166,950
  Liberty Bancorp, Inc. Oklahoma  ....     55,700      2,095,713
  Life Re Corp.  .....................     43,000        919,125
 *Lifeline Systems, Inc.  ............     19,500        230,344
 *Ligand Pharmaceuticals, Inc.
   Class B ...........................     25,497        211,944
  Lillian Vernon Corp.  ..............        900         13,050
 *Lindal Cedar Homes, Inc.  ..........      8,000         38,500
  Lindberg Corp.  ....................     15,600        104,325
 *Littlefield, Adams & Co.  ..........     12,000         27,000
 *Liuski International, Inc.  ........     19,000         57,000
 *Live Entertainment, Inc.  ..........      6,740         24,433
 *Lodgenet Entertainment Corp.  ......     31,500        338,625
 *Lomas Financial Corp.  .............     89,700          2,332
 *Longhorn Steaks, Inc.  .............     19,500        312,000
  Loyola Capital Corp.  ..............     45,700      1,719,463
  Lufkin Industries, Inc.  ...........     27,500        553,438
  Lukens, Inc. DE  ...................     25,000        765,625
 *Lumex, Inc.  .......................     19,400        177,025
 *Luria & Son, Inc.  .................     23,900        140,413
 *Lynch Corp.  .......................      2,300        145,475
  M A R C, Inc.  .....................      3,335         48,774
 *M-Wave, Inc.  ......................      7,000         49,000
  MAF Bancorp, Inc.  .................     22,320        562,185
 #MDC Holdings, Inc.  ................     83,288        551,783
 *MDT Corp.  .........................     28,900        142,694
 *MFRI, Inc.  ........................     10,900         79,706
 *MI Schottenstein Homes, Inc.  ......     36,700        417,463
 *MK Gold Corp.  .....................     30,900         92,700
  MMI Companies, Inc.  ...............      1,100         25,850
 *MRS Technology, Inc.  ..............     12,000         40,500
 *MS Carriers, Inc.  .................     22,600        426,575
 *MTI Technology Corp.  ..............     12,000         21,000
  MTS Systems Corp.  .................     35,800      1,248,525
  Magna Bancorp  .....................        900         26,325
  Magna Group, Inc.  .................     18,700        455,813
  Marble Financial Corp.  ............     27,100        477,638
 *Marietta Corp.  ....................     13,700        122,444
 *Marine Drilling Companies, Inc.  ...    100,000        406,250
 *Mariner Health Group, Inc.  ........    126,000      1,677,375
  Maritrans, Inc.  ...................     53,700        281,925
 *Mark VII, Inc.  ....................      9,900        160,875
  Marsh Supermarkets, Inc. Class A  ..     16,900        232,375
  Marsh Supermarkets, Inc. Class B  ..     17,500        227,500
  Maryland Federal Bancorp  ..........     18,100        550,919
  Massbank Corp. Reading, MA  ........     11,400        356,250
*#Mastec, Inc.  ......................     12,700        130,175
 *Matec Corp. DE  ....................      5,200         21,450
 *Matlack Systems, Inc.  .............     30,300        268,913
 *Matrix Service Co.  ................     73,200        315,675
 *Maverick Tube Corp.  ...............     44,000        280,500
 *Maxco, Inc.  .......................     10,000         80,000
 *Maxtor Corp.  ......................     38,600        244,869
 *Maxwell Laboratories, Inc.  ........     10,030         86,509
*#Maxxam, Inc.  ......................     31,200      1,189,500
 *Maxxim Medical, Inc.  ..............     48,800        774,700
 *Maynard Oil Co.  ...................     19,400        118,825
  McDonald & Co. Investment, Inc.  ...      1,700         29,750
 *McFarland Energy, Inc.  ............      3,200         24,000
  McGrath Rent Corp.  ................     31,700        582,488


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  McRae Industries, Inc. Class A  ....      1,000     $    7,750
 *Medalist Industries, Inc.  .........     16,500        109,313
 *Medalliance, Inc.  .................     39,500        145,656
  Medex, Inc.  .......................     29,900        317,688
  Medford Savings Bank MA  ...........      3,800         84,550
*#Media Logic, Inc.  .................     20,100        158,288
 *Medical Graphics Corp.  ............      9,300         52,313
 *Mediq, Inc.  .......................      5,700         23,513
 *Medstone International, Inc.  ......     14,500        135,938
 *Melamine Chemicals, Inc.  ..........     20,000        175,000
 *Mem Co., Inc.  .....................      5,300         16,894
 *Mental Health Management, Inc.  ....        712          1,869
  Merchants Bancorp, Inc.  ...........     10,000        280,000
  Merchants Group, Inc.  .............     13,400        231,150
 *Meridian Data, Inc.  ...............     20,000        213,750
  Meridian Insurance Group, Inc.  ....     27,900        428,963
 *Meris Laboratories, Inc.  ..........     12,000         15,750
 *Merisel, Inc.  .....................    127,800        583,088
  Merrimac Industries, Inc.  .........      6,700         75,375
 *Mesa Airlines, Inc.  ...............    186,200      1,699,075
  Mesaba Holdings, Inc.  .............     27,100        186,313
 *Mestek, Inc.  ......................     13,500        148,500
  Metrobank  .........................      7,260        206,910
 *Metromedia International Group,
   Inc. ..............................     60,000      1,080,000
 *Michael Anthony Jewelers, Inc.  ....     68,800        180,600
  Michael Foods, Inc.  ...............    122,000      1,418,250
*#Michaels Stores, Inc.  .............      5,800         94,975
 *Microage, Inc.  ....................     47,200        398,250
 *Microcom, Inc.  ....................     13,800        346,725
 *Micron Electronics, Inc.  ..........      9,500        140,125
 *Micronics Computers, Inc.  .........     85,200        282,225
 *Micropolis Corp.  ..................     60,100        191,569
  Mid America Banccorp  ..............     35,933        646,786
 *MidAmerican Waste System, Inc.  ....    109,600        438,400
  MidSouth Insurance Co.  ............      3,000         45,750
  Midconn Bank Kensington, CT  .......      7,300        100,375
  Middlesex Water Co.  ...............      7,500        135,000
  Midland Co.  .......................      5,600        277,550
 *Mikohn Gaming Corp.  ...............     13,000         45,500
 *Miller Building Systems, Inc.  .....      7,400         24,050
 *Miltope Group, Inc.  ...............     24,900         79,369
  Mine Safety Appliances Co.  ........     25,500      1,106,063
 *Mobley Environmental Services,
   Inc. Class A ......................     10,500         11,156
  Monarch Machine Tool Co.  ..........     16,700        221,275
 *Moog, Inc. Class A  ................     18,600        274,350
 *Moog, Inc. Class B  ................      3,400         52,275
 *Moore Medical Corp.  ...............      2,400         27,600
 *Moore Products Co.  ................      3,700         66,138
 *Morgan Products, Ltd.  .............     37,400        224,400
*#Morrison Knudsen Corp.  ............     93,000        558,000
 *Moviefone, Inc. Class A  ...........      2,000         10,250
  Mueller (Paul) Co.  ................      2,100         66,281
 *Mueller Industries, Inc.  ..........     64,000      1,472,000
 *Multi Color Corp.  .................      7,600         22,800
 *Munsingwear, Inc.  .................      8,700         63,075
 *Musicland Stores Corp.  ............    145,500        927,563
 *Mutual Savings Bank FSB Bay City,
   MI ................................      3,300         19,388
  Myers (L.E.) Co. Group  ............     10,300        155,788
  NAC RE Corp.  ......................     17,200        567,600
 *NAI Technologies, Inc.  ............     26,700         41,719
  NBT Bancorp  .......................     20,097        334,113


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *NMR of America, Inc.  ..............     11,800     $   42,775
  NS Bancorp, Inc.  ..................     30,200      1,172,138
 *NS Group, Inc.  ....................     83,600        188,100
 *NSA International, Inc.  ...........     14,700         49,613
  NSC Corp.  .........................     71,200        133,500
  NYMAGIC, Inc.  .....................     60,400      1,004,150
 *Nantucket Industries, Inc.  ........      6,500         19,094
 *Napco Security Systems, Inc.  ......     17,900         68,244
  Nash Finch Co.  ....................     46,400        899,000
  Nashua Corp.  ......................     27,900        439,425
 *Nathans Famous, Inc.  ..............     21,200         80,163
 *National Auto Credit, Inc.  ........    114,746      1,936,339
 *National City Bancorp  .............     22,005        415,344
*#National Convenience Stores, Inc.  .     36,000        967,500
 *National Education Corp.  ..........     39,800        313,425
 *National Home Centers, Inc.  .......     54,500        163,500
 *National Home Health Care Corp.  ...      8,600         46,225
 *National Insurance Group  ..........      8,000         44,000
 *National Mercantile Bancorp.  ......      2,400          3,900
 *National Patent Development Corp.  .     20,875        191,789
  National Presto Industries, Inc.  ..     24,300      1,011,488
 *National Record Mart, Inc.  ........      1,500          2,719
 *National Standard Co.  .............      8,100         91,125
 *National Western Life Insurance Co.
   Class A ...........................     12,400        674,250
 *Natural Wonders, Inc.  .............     31,100         89,413
 *Navigators Group, Inc.  ............      2,100         39,900
 *Netframe Systems, Inc.  ............     15,000         87,188
 *Netrix Corp.  ......................     73,800        369,000
 *Network Computing Devices, Inc.  ...     63,400        534,938
  New Brunswick Scientific Co., Inc.       16,100        107,669
 *New Image Industries, Inc.  ........     11,200         20,300
  New Jersey Resources Corp.  ........     79,212      2,208,035
 *New Jersey Steel Corp.  ............     20,700        204,413
 *New Mexico & Arizona Land Co.  .....      7,920         93,060
  Newcor, Inc.  ......................     13,800        110,400
  Newmil Bancorp, Inc.  ..............     28,000        189,000
  Newport Corp.  .....................     28,100        224,800
 *Nexstar Pharmaceuticals, Inc.  .....     40,568        476,674
 *Nexthealth, Inc.  ..................     35,300        145,613
 *Nichols Research Corp.  ............      9,100        208,163
 *Noble Drilling Corp.  ..............     13,975        103,066
 *Noel Group, Inc.  ..................      6,200         37,975
  Noland Co.  ........................      2,000         37,000
 *Nord Resources Corp.  ..............     71,900        152,788
 *Nortek, Inc.  ......................     57,100        542,450
  North American Watch Corp.  ........     16,300        306,644
  North Fork Bancorporation, Inc.  ...     71,339      1,658,632
  North Side Savings Bank NY  ........     21,537        632,649
 *North Star Universal, Inc.  ........     40,300        239,281
  Northbay Financial Corp.  ..........     11,432        172,195
  Norwich Financial Corp.  ...........     22,500        295,313
 *Novacare, Inc.  ....................    216,100      1,269,588
 *Nuclear Support Services, Inc.  ....      5,700          8,194
 *Nuevo Energy Co.  ..................     86,100      1,915,725
 *Nview Corp.  .......................     19,600         82,075
 *Nycor, Inc.  .......................     11,700         57,769
 *Nycor, Inc. Class A  ...............     24,000        117,000
  O'Sullivan Corp.  ..................     21,900        229,950
 *O.I. Corp.  ........................     16,100         46,288
 *OEC Medical Systems, Inc.  .........     37,000        370,000
 *OMI Corp.  .........................    234,300      1,435,088
 *OTR Express, Inc.  .................     15,000         67,500
 *Offshore Logistics, Inc.  ..........     12,000        146,250
  Oglebay Norton Co.  ................      9,600        351,600
  Oil-Dri Corp. of America  ..........     29,300        439,500


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Old America Stores, Inc.  ..........     36,000     $  294,750
 *Old Dominion Freight Lines, Inc.  ..     61,000        648,125
 *Olympic Steel, Inc.  ...............     65,000        580,938
  OnbanCorp, Inc.  ...................     63,200      2,097,450
 *Oncogene Science, Inc.  ............     56,300        376,506
 *One Price Clothing Stores, Inc.  ...     65,400        269,775
  Oneida, Ltd.  ......................     44,600        774,925
 *Oneita Industries, Inc.  ...........     30,800        219,450
  Optical Coating Laboratory, Inc.  ..     31,900        422,675
 *Option Care, Inc.  .................     43,500        182,156
 *Orange Co., Inc.  ..................     57,100        456,800
 *Orbit International Corp.  .........     22,300         20,906
 *Orchard Supply Hardware Stores
   Corp. .............................     55,000      1,189,375
 *Oregon Metallurgical Corp.  ........     40,300        430,706
  Oregon Steel Mills, Inc.  ..........    152,661      2,099,089
  Oriole Homes Corp. Class B  ........     17,400         93,525
  Orion Capital Corp.  ...............     48,300      2,016,525
 *Oroamerica, Inc.  ..................     40,000        167,500
 *Osborn Communications Corp.  .......      6,300         50,400
  Oshkosh B'Gosh, Inc. Class A  ......     46,300        717,650
  Oshkosh Truck Corp. Class B  .......     11,200        162,400
 *Oshman's Sporting Goods, Inc.  .....     23,300        314,550
 #Outboard Marine Corp.  .............    141,700      2,904,850
 *Outlook Group Corp.  ...............     28,100        210,750
  Oxford Industries, Inc.  ...........     26,000        487,500
 *PCI Services, Inc.  ................     35,100        353,194
 *PLM International, Inc.  ...........      9,900         37,125
  PXRE Corp.  ........................     60,700      1,494,738
 *Pacific Rim Holding Corp.  .........     42,200        112,094
  Pacific Scientific Co.  ............     19,200        487,200
 *Pacific Sunwear of California, Inc.      21,000        208,688
 *Pages, Inc.  .......................     11,800         28,025
 *Palfed, Inc.  ......................     17,000        213,563
  Pamrapo Bancorp, Inc.  .............      4,700        109,863
  Pancho's Mexican Buffet, Inc.  .....     27,100         77,913
 *Par Technology Corp.  ..............     29,000        261,000
 *Paragon Trade Brands, Inc.  ........      1,200         25,050
  Park Electrochemical Corp.  ........     19,400        589,275
 *Park-Ohio Industries, Inc.  ........      6,000         77,625
 *Parker Drilling Co.  ...............     56,000        287,000
  Parkvale Financial Corp.  ..........     11,077        288,002
  Patrick Industries, Inc.  ..........     36,800        487,600
 *Patten Corp.  ......................     85,994        408,472
 *Payless Cashways, Inc.  ............    239,900      1,019,575
 *Penn Treaty American Corp.  ........     26,300        414,225
  Penn Virginia Corp.  ...............     14,100        458,250
 *Penril Datacomm Networks, Inc.  ....     30,400        286,900
 #Peoples Heritage Financial Group,
   Inc. ..............................     76,000      1,596,000
  Peoples Savings Financial Corp.  ...      8,700        167,475
 *Peoples Telephone Co., Inc.  .......     68,300        192,094
 *Perfumania, Inc.  ..................     36,000        193,500
 *Perini Corp.  ......................     28,000        259,000
 *Petrocorp, Inc.  ...................     33,700        248,538
 *Pharmchem Laboratories, Inc.  ......     22,200        106,838
  Philadelphia Suburban Corp.  .......     48,882        940,979
  Phillips-Van Heusen Corp.  .........     73,000        757,375
 *Photo Control Corp.  ...............      4,200         15,488
 *Photronics, Inc.  ..................      5,550        174,825
  Piccadilly Cafeterias, Inc.  .......     46,400        481,400
  Pilgrim Pride Corp.  ...............    113,500        766,125
 *Pinkertons, Inc.  ..................        600         12,000
  Pioneer Financial Services, Inc.  ..     27,800        462,175


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Piper Jaffray Companies, Inc.  .....     17,996     $  229,449
  Pitt-Des Moines, Inc.  .............     10,200        390,150
 *Plains Resources, Inc.  ............     51,300        381,544
  Ply-Gem Industries, Inc. DE  .......     17,600        321,200
 *Polk Audio, Inc.  ..................      4,900         47,163
 *Polymedica Industries, Inc.  .......     41,840        292,880
 *Pool Energy Services Co.  ..........     58,658        531,588
  Pope & Talbot, Inc.  ...............    105,500      1,556,125
*#Porta Systems Corp.  ...............     25,500         28,688
  Portsmouth Bank Shares, Inc.  ......     23,737        347,154
  Poughkeepsie Savings Bank FSB NY  ..     23,000        109,250
 *Powell Industries, Inc.  ...........     49,000        361,375
  Pre-Paid Legal Services, Inc.  .....      8,900         75,650
  Premier Bancorp, Inc.  .............     40,000        940,000
  Premier Financial Services, Inc.  ..     18,400        163,300
 *President Casinos, Inc.  ...........     37,000         89,031
  Presidential Life Corp.  ...........    181,700      1,782,931
 *Presley Companies Class A  .........     83,300        114,538
 *Pride Petroleum Services, Inc.  ....     69,900        694,631
 *Primark Corp.  .....................     75,500      2,085,688
  Prime Bancorp, Inc.  ...............     14,370        289,196
  Primesource Corp.  .................      5,254         33,494
 *Printronix, Inc.  ..................     15,000        270,000
 *Procyte Corp.  .....................     69,100        166,272
*#Proffitts, Inc.  ...................     68,500      1,840,938
 *Progress Financial Corp.  ..........     12,400         70,525
  Progressive Bank, Inc.  ............     11,900        345,100
 *Progroup, Inc.  ....................      9,900         39,600
 *Proler International Corp.  ........     21,300        159,750
  Providence & Worcester Railroad
   Co. ...............................      4,800         33,600
  Provident Bankshares Corp.  ........     28,585        864,696
 *Psicor, Inc.  ......................     16,300        283,213
  Pulaski Furniture Corp.  ...........     11,700        200,363
  Pulse Bancorp, Inc.  ...............     15,500        261,563
 *QMS, Inc.  .........................     62,600        273,875
 *Quad Systems Corp.  ................      9,800         80,850
  Quaker Chemical Corp.  .............     10,500        170,625
 *Quaker Fabric Corp.  ...............     43,000        397,750
  Quaker State Corp.  ................     43,400        585,900
  Quanex Corp.  ......................     20,500        402,313
*#Quarterdeck Office Systems, Inc.  ..     71,900      2,300,800
 *Quest Medical, Inc.  ...............     12,360        135,960
 *Quiksilver, Inc.  ..................      1,800         56,925
  Quixote Corp.  .....................     12,000         96,000
 *R & B, Inc.  .......................     30,100        199,413
  RCSB Financial, Inc.  ..............     61,600      1,478,400
  RLI Corp.  .........................     31,650        759,600
 *RPC Energy Services, Inc.  .........     18,100        144,800
  RS Financial Corp.  ................     10,500        413,438
 *Radius, Inc.  ......................     32,950         68,989
 *Rag Shops, Inc.  ...................     32,800         68,675
*#Rally's Hamburgers, Inc.  ..........     55,100         89,538
 *Ramsay Health Care, Inc.  ..........     46,000        158,125
 *Ramsay Managed Care, Inc.  .........      7,306         16,891
  Raritan Bancorp, Inc. DE  ..........      1,050         23,100
  Rauch Industries, Inc.  ............     13,600        133,450
*#Raymond Corp.  .....................      3,969         81,365
 *Readicare, Inc.  ...................     14,000         41,125
 *Reading Co. Class A  ...............     22,336        203,816
 *Redwood Empire Bancorp  ............     11,700         99,450
  Refac Technology Development  Corp.      10,200         71,400
 *Regeneron Pharmaceuticals, Inc.  ...     47,000        528,750
 *Repligen Corp.  ....................     30,200         38,694


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Republic Automotive Parts, Inc.  ...     13,500     $  172,125
  Republic Bancorp, Inc.  ............     26,136        302,198
 *Republic Environmental Systems,
   Inc. ..............................     18,980         71,175
  Republic Savings Financial Corp.  ..      2,300         12,938
 *Rexel, Inc.  .......................     74,500      1,005,750
 *Rexene Corp.  ......................     45,300        441,675
 *Rexhall Industries, Inc.  ..........      4,500         22,500
 *Rexon, Inc.  .......................     34,400          3,763
 *Rhodes, Inc.  ......................     28,200        289,050
  Richardson Electronics, Ltd.  ......     41,400        377,775
 *Riddell Sports, Inc.  ..............     35,000        111,563
 *Riggs National Corp.  ..............    170,100      2,381,400
  Riser Foods, Inc. Class A  .........     36,900        553,500
 *Riverside Group, Inc.  .............      3,200         14,800
*#Roadmaster Industries, Inc.  .......     41,200        118,450
  Roanoke Electric Steel Corp.  ......     14,700        218,663
  Robinson Nugent, Inc.  .............     21,200        157,675
 *Rocky Shoes & Boots, Inc.  .........     20,000        135,000
 *Rodman & Renshaw Capital Group,
   Inc. ..............................     17,300         30,275
*#Rohr, Inc.  ........................    110,300      1,613,138
 *Rollins Environmental Services,
   Inc. ..............................    178,634        535,902
  Rollins Truck Leasing Corp.  .......    115,000      1,150,000
  Ross Stores, Inc.  .................     60,092      1,153,015
  Rouge Steel Co. Class A  ...........     17,000        369,750
 *Royal Appliance Manufacturing Co.  .     17,000         53,125
 *Royal Grip, Inc.  ..................      6,400         27,200
  Russ Berrie & Co., Inc.  ...........    169,300      2,306,713
 *Ryans Family Steak Houses, Inc.  ...     29,300        217,919
  Rykoff-Sexton, Inc.  ...............    100,875      1,929,234
  Ryland Group, Inc.  ................     72,064        891,792
 *Rymer Foods, Inc.  .................     15,300         11,475
*#S&K Famous Brands, Inc.  ...........     19,600        147,000
 *SBE, Inc.  .........................      7,400         97,125
  SCOR U.S. Corp.  ...................    114,500      1,746,125
  SFFED Corp.  .......................     34,700      1,084,375
  SJW Corp.  .........................        400         13,900
  SKI, Ltd.  .........................     19,900        273,625
*#SLM International, Inc.  ...........     44,000         66,000
 *SPS Technologies, Inc.  ............     42,300      1,919,363
  SPX Corp.  .........................    101,700      1,639,913
 *Safeguard Scientifics, Inc.  .......     10,500        519,750
  Saint Ives Laboratories Corp.  .....     20,700        305,325
  Saint Paul Bancorp, Inc.  ..........     85,700      2,142,500
  Salem Corp.  .......................      6,600        136,125
 *San Filippo (John B.) & Son, Inc.  .     38,700        348,300
  Sanderson Farms, Inc.  .............     10,500        114,188
  Sands Regent Casino Hotel  .........     36,000        207,000
 *Santa Monica Bank CA  ..............     37,000        462,500
  Savannah Foods & Industries, Inc.  .      3,278         40,360
 *Savoy Pictures Entertainment, Inc.       98,200        589,200
 *Schieb (Earl), Inc.  ...............     17,500        122,500
 *Schuler Homes, Inc.  ...............        800          7,200
  Schultz Sav-O Stores, Inc.  ........     10,200        154,275
 *Scientific Software-Intercomp, Inc.      22,200         58,275
 *Scios-Nova, Inc.  ..................    203,000        786,625
  Scope Industries, Inc.  ............      2,400         76,650
 *Score Board, Inc.  .................     32,500        166,563
  Seaboard Corp.  ....................        100         24,869
 *Seacor Holdings, Inc.  .............     35,000        800,625
  Seafield Capital Corp.  ............     18,400        660,100
 *Secom General Corp.  ...............     14,400         38,700


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Security Connecticut Corp.  ........     22,200     $  566,100
 *Seda Specialty Packaging Corp.  ....      9,600        123,000
  Selas Corp. of America  ............     15,000        123,750
  Selective Insurance Group, Inc.  ...     82,100      3,099,275
 *Selfix, Inc.  ......................      4,900         26,338
 *Sequa Corp. Class A  ...............     39,500      1,150,438
 *Serv-Tech, Inc.  ...................     36,900        242,156
 *Shaman Pharmaceuticals  ............     35,800        248,363
 *Sharper Image Corp.  ...............     21,500        134,375
  Shelby Williams Industries, Inc.  ..      8,000        101,000
 *Shiloh Industries, Inc.  ...........     17,200        193,500
 *Shoe Carnival, Inc.  ...............     97,000        394,063
 *Sholodge, Inc.  ....................      6,100         56,425
  Shopko Stores, Inc.  ...............    258,800      2,943,850
 *Show Biz Pizza Time, Inc.  .........     94,400      1,203,600
  Showboat, Inc.  ....................     46,300      1,250,100
 *Sifco Industries, Inc.  ............     22,600        100,288
 *Sigma Designs, Inc.  ...............     11,300         67,800
 *Signal Technology Corp.  ...........     28,400        159,750
 *Silicon Valley Bancshares  .........     26,700        594,075
 *Simmons Outdoor Corp.  .............      5,000         51,563
  Sizzler International, Inc.  .......    212,700        824,213
  Skyline Corp.  .....................     49,700        931,875
  Skywest, Inc.  .....................     56,000        773,500
  Smith (A.O.) Corp.  ................    118,500      2,814,375
 *Smith Environmental Technologies
   Corp. .............................     18,300         78,919
 *Softech, Inc.  .....................     17,000         64,813
 *Software Publishing Corp.  .........     86,000        290,250
 *Software Spectrum, Inc.  ...........     15,500        307,094
 *Solo Serve Corp.  ..................      4,600          3,306
 *Sound Advice, Inc.  ................     16,600         33,200
  South Jersey Industries, Inc.  .....     47,077      1,006,271
*#Southdown, Inc.  ...................    102,200      1,929,025
 *Southwall Technologies, Inc.  ......     25,900        106,838
  Southwest Bancshares, Inc. DE  .....      8,200        224,475
  Southwestern Energy Co.  ...........     34,900        453,700
 *Southwestern Life Corp.  ...........      1,400             55
 *Spacelabs Medical, Inc.  ...........     25,400        673,100
 *Spaghetti Warehouse, Inc.  .........     44,800        218,400
  Span-American Medical System,  Inc.      13,200         76,725
 *Sparton Corp.  .....................     33,300        137,363
 *Spec's Music, Inc.  ................     22,100         49,725
 *Specialty Chemical Resources, Inc.       23,000         60,375
 *Spectran Corp.  ....................     30,000        161,250
 *Speizman Industries, Inc.  .........     26,500         77,844
 *Sport Chalet, Inc.  ................     42,100        110,513
  Sport Supply Group, Inc.  ..........     12,000         87,000
 *Sports & Recreation, Inc.  .........    147,000      1,029,000
 *Stacey's Buffet, Inc.  .............     10,700          6,353
  Stage II Apparel Corp.  ............     18,500         55,500
 *Standard Commercial Corp.  .........     39,562        459,905
 *Standard Microsystems Corp.  .......     32,300        666,188
  Standard Motor Products, Inc.
   Class A ...........................     54,600        819,000
  Standard Pacific Corp. DE  .........    141,172        811,739
  Standard Products Co.  .............    131,900      2,126,888
 *Stanford Telecommunications, Inc.  .     17,500        325,938
 *Stanley Furniture, Inc.  ...........     18,100        149,325
  Stant Corp.  .......................    120,600      1,085,400
 *Staodyn, Inc.  .....................     19,700         33,244
  Starret Housing Corp.  .............     17,900        135,369
  Starrett (L.S.) Co. Class A  .......     28,800        673,200
  Steel Technologies, Inc.  ..........     13,000        113,750
 *Steel of West Virginia, Inc.  ......     44,000        440,000


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Stepan Co.  ........................     82,100     $1,272,550
  Sterling Bancorp  ..................     28,100        309,100
 *Sterling Financial Corp. WA  .......     22,080        298,080
 *Stevens Graphics Corp. Class A  ....     53,000        367,688
  Stewart Information Services Corp.       27,800        618,550
  Stifel Financial Corp.  ............      3,100         18,213
 *Stokely USA, Inc.  .................     30,700        172,688
  Stone & Webster, Inc.  .............     64,300      2,379,100
  Strawbridge & Clothier Class A  ....     42,881        954,102
  Stride Rite Corp.  .................      5,700         49,875
 *Stuart Entertainment, Inc.  ........     14,300         96,525
 *Sulcus Computer Corp.  .............     45,400         93,638
  Sullivan Dental Products, Inc.  ....     38,000        349,125
  Sumitomo Bank of California  .......     11,800        283,200
 *Summagraphics Corp.  ...............     18,900         36,028
  Summit Bancorp, Inc. WA  ...........      6,182        178,892
  Summit Family Restaurants, Inc.  ...     19,200         99,600
 *Sun Sportswear, Inc.  ..............     24,900         87,150
  Sun Television and Appliances, Inc.      77,400        435,375
 *Sunbelt Nursery Group, Inc.  .......     22,700         69,519
 *Suncoast Savings & Loan
   Association FSA ...................     15,200         96,663
 *Sunrise Bancorp CA  ................     23,980         61,449
 *Sunrise Leasing Corp.  .............     17,900         55,938
  Super Food Services, Inc.  .........     65,500        835,125
  Susquehanna Bancshares, Inc.  ......     70,510      2,053,604
 *Swift Energy Corp.  ................     30,170        328,099
 *Symix Systems, Inc.  ...............      4,300         47,838
 *Syms Corp.  ........................     74,300        566,538
 *Syncor International Corp. DE  .....     40,400        287,850
 *Syntellect, Inc.  ..................     49,700        167,738
 *Syquest Technology, Inc.  ..........     40,200        429,638
  TCBY Enterprises, Inc.  ............    111,666        474,581
 *TCC Industries, Inc.  ..............      6,500         16,250
 *TCI International, Inc.  ...........     14,000        129,500
 #TJ International, Inc.  ............    100,800      1,776,600
 *TPI Enterprises, Inc.  .............     98,400        338,250
 *TRC Companies, Inc.  ...............     26,600        156,275
 *TRM Copy Centers Corp.  ............     38,000        368,125
 *TSF Communications Corp.  ..........      2,000         25,250
  Tab Products Co. DE  ...............     21,400        144,450
 *Taco Cabana Inc.  ..................     67,600        371,800
 *Tandy Crafts, Inc.  ................     27,700        207,750
 *Tanknology Environmental, Inc.  ....     61,600        138,600
 *Team, Inc.  ........................     20,500         48,688
 *Tech-Sym Corp.  ....................     23,300        696,088
  Technitrol, Inc.  ..................      3,000         58,500
 *Technology Solutions Corp.  ........     34,400        584,800
 *Tekelec  ...........................     17,600        283,800
 *Telco Systems, Inc.  ...............     16,700        161,781
  Telxon Corp.  ......................     22,500        528,750
 *Tetra Technologies, Inc.  ..........     37,900        625,350
  Texas Industries, Inc.  ............     73,681      3,776,151
 *Texfi Industries, Inc.  ............     29,100         83,663
  Thiokol Corp.  .....................     61,800      2,093,475
  Thomas Industries, Inc.  ...........     70,500      1,436,438
  Thomaston Mills, Inc.  .............     11,600        152,250
  Thorn Apple Valley, Inc.  ..........     22,815        376,448
 *Tipperary Corp.  ...................     40,000        170,000
  Titan Holdings, Inc.  ..............     26,460        360,518
  Toastmaster, Inc.  .................     38,400        168,000
 *Todd Shipyards Corp.  ..............     51,800        310,800
  Todd-AO Corp. Class A  .............      3,740         29,453
*#Tokos Medical Corp.  ...............     22,800        185,250


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
  Tower Air, Inc.  ...................    110,000     $  763,125
 *Tracor, Inc.  ......................     29,700        445,500
 *Trak Auto Corp.  ...................     40,200        633,150
 *Trans World Entertainment Corp.  ...     54,900        144,113
 *Transcend Services, Inc.  ..........     20,100         97,988
  Transport Leasing International,
   Inc. ..............................     17,900         66,006
  Transtechnology Corp.  .............     20,700        248,400
  Treadco, Inc.  .....................     40,000        235,000
 *Tremont Corp. DE  ..................     31,733        527,561
 #Trenwick Group, Inc.  ..............     20,000      1,027,500
 *Triangle Pacific Corp.  ............     30,000        478,125
 *Tricord Systems, Inc.  .............     76,800        235,200
 *Trimark Holdings, Inc.  ............     18,500        134,125
 *Tripos, Inc.  ......................     16,166        125,287
 *Trism, Inc.  .......................     36,000        279,000
 *Truevision, Inc.  ..................     31,700        231,806
 *Tuboscope Vetco International, Inc.     111,400        654,475
 *Tucker Drilling Co., Inc.  .........      6,600         50,738
 *Tuesday Morning Corp.  .............     47,500        267,188
 *Tultex Corp.  ......................    128,707        611,358
 *Turner Corp.  ......................     20,532        189,921
  Twin Disc, Inc.  ...................     11,700        267,638
 *Tyco Toys, Inc.  ...................    208,200      1,145,100
 *Tyler Corp.  .......................    107,300        375,550
  U.S. Bancorp, Inc.  ................     20,500        643,188
 *UNC, Inc.  .........................    108,600        610,875
  UNR Industries, Inc.  ..............     83,800        748,963
 *URS Corp.  .........................     30,400        209,000
 *US Servis, Inc.  ...................     18,400         80,500
 *USData Corp.  ......................      6,750        126,563
 *USMX, Inc.  ........................     12,000         22,500
 *UST Corp.  .........................     25,500        379,313
  USX-Delhi Group  ...................     50,000        512,500
  Uni-Marts, Inc.  ...................     25,700        234,513
  Unico American Corp.  ..............     25,800        156,413
 *Union Corp. DE  ....................     35,200        598,400
 *Uniroyal Technology Corp.  .........     52,200        169,650
 *Unit Corp.  ........................     80,900        313,488
  Unit Instruments, Inc.  ............     15,400        215,600
  United Carolina Bancshares Corp.  ..     34,600      1,293,175
  United Fire Casualty Co.  ..........        300         10,800
  United Industrial Corp.  ...........     48,200        228,950
 *United Retail Group, Inc.  .........     33,700        160,075
 *United States Energy Corp.  ........     15,700         62,309
  United States Facilities Corp.  ....     14,500        317,188
 *United States Home Corp.  ..........     51,000      1,326,000
 *United States Homecare Corp.  ......     32,800         82,000
  United Stationers, Inc.  ...........      4,656        104,178
 *Unitel Video, Inc.  ................     10,000         51,875
 *Universal Health Services, Inc.
   Class B ...........................     48,100      1,984,125
 *Universal International, Inc.  .....     21,000        105,000
 *Universal Standard Medical Labs,
   Inc. ..............................      2,000          9,625
 *Uranuim Resources, Inc.  ...........     57,000        313,500
 *Utilx Corp.  .......................     31,400         66,725
 *V Band Systems, Inc.  ..............     24,100         35,397
 *Valence Technology, Inc.  ..........    120,000        540,000
 *Vallen Corp.  ......................     55,800      1,220,625
  Valley Forge Corp.  ................      6,900        124,200
  Valley National Bancorp  ...........          0              0
  Vallicorp Holdings, Inc.  ..........      7,200         97,200
 *Value City Department Stores, Inc.      105,000        708,750
 *Vans, Inc.  ........................     70,900        516,241
 *Varco International, Inc.  .........    152,300      1,389,738


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Varitronic Systems, Inc.  ..........      9,300     $   90,675
 #Varlen Corp.  ......................      1,980         51,728
 *Ventura County National Bancorp  ...     33,109        124,159
  Venture Stores, Inc.  ..............    135,679        491,836
  Vermont Financial Services Corp.  ..      7,300        231,775
 *Versar, Inc.  ......................      1,300          4,631
 *Vertex Communications Corp.  .......     25,000        387,500
 *Vicorp Restaurants, Inc.  ..........     61,000        697,688
  Victoria Bankshares, Inc.  .........     21,200        694,300
 *Video Display Corp.  ...............     15,300         58,331
 *Video Lottery Technologies, Inc.  ..     46,900        187,600
  Virco Manufacturing Corp.  .........     11,446        115,891
  Virginia Beach Federal Financial
   Corp. .............................     22,000        174,625
 *Volt Information Sciences, Inc.  ...     12,600        330,750
*#WHX Corp.  .........................    122,300      1,345,300
  WICOR, Inc.  .......................     25,000        768,750
  WLR Foods, Inc.  ...................    115,000      1,868,750
 *WSMP, Inc.  ........................      2,000          9,625
  Walbro Corp.  ......................     42,352        836,452
 *Walker Interactive Systems, Inc.  ..     47,600        357,000
  Walshire Assurance Co.  ............     10,395        172,167
 *Warner Insurance Services, Inc.  ...     50,000         68,750
  Warren Bancorp, Inc.  ..............     14,000        149,625
 *Washington Homes, Inc.  ............     44,900        224,500
  Washington National Corp.  .........     74,500      1,843,875
  Washington Savings Bank FSB
   Waldorf, MD .......................     17,700         97,350
  Watkins-Johnson Co.  ...............     11,900        539,963
  Watsco, Inc. Class A  ..............     11,450        188,925
  Watts Industries, Inc. Class A  ....     46,500        953,250
  Webb (Del) Corp.  ..................     61,788      1,251,207
  Webster Financial Corp.  ...........     21,280        550,620
 *Wedco Technology, Inc.  ............     10,000        113,750
 *Weirton Steel Corp.  ...............    175,000        765,625
 *Weitek Corp.  ......................     12,000         41,250
 *Welcome Home, Inc.  ................     14,000         34,563
  Wellco Enterprises, Inc.  ..........      1,600         25,700
 *Wells-Gardner Electronics Corp.  ...     13,800         51,750
  Westco Bancorp, Inc.  ..............      6,600        180,675
  Westcorp, Inc.  ....................     44,625        870,188
 *Western Beef, Inc.  ................     19,700        115,738
 *Western Micro Technology, Inc.  ....     12,300         69,956
 *Western Waste Industries  ..........     21,000        385,875
 *Westmoreland Coal Co.  .............     20,600         51,500
 *Weston (Roy F.), Inc. Class A  .....     31,700        178,313
 *Wet Seal, Inc. Class A  ............     15,700        134,431
  Weyco Group, Inc.  .................        800         31,400
 *Whitehall Corp.  ...................        700         24,588
  Whitney Holdings Corp.  ............     50,671      1,564,467
 *Whittaker Corp.  ...................     17,800        315,950
 *Williams Clayton Energy, Inc.  .....     12,000         28,500
  Wilshire Oil Co. of Texas  .........     11,400         68,400
 #Windmere Corp.  ....................    126,200        757,200
  Wiser Oil Co.  .....................     39,575        494,688
  Wolohan Lumber Co.  ................     30,378        271,503
 *Worldtex, Inc.  ....................     91,100        512,438
  Worthington Foods, Inc.  ...........     10,600        169,600
  Wyle Laboratories, Inc.  ...........     33,200      1,307,250
 *Wyman-Gordon Co.  ..................     50,800        752,475
  Wynns International, Inc.  .........     28,000        805,000
 *Xicor, Inc.  .......................     55,100        421,859
  Yankee Energy Systems, Inc.  .......     46,500      1,075,313
 *Yellow Corp.  ......................     97,900      1,168,681


THE U.S. SMALL CAP VALUE SERIES
CONTINUED
                                           Shares         Value+
                                           ------         ------
 *Yes Clothing Co.  ..................     3,400        $   7,225
  York Financial Corp.  ..............    22,990          382,209
 *Younkers, Inc.  ....................    52,900        1,335,725
 *Zale Corp.  ........................    76,200        1,266,825
 *Zaring Homes, Inc.  ................    13,000          121,875
 *Zemex Corp.  .......................    46,206          398,527
*#Zenith Electronics Corp.  ..........    29,900          231,725
  Zenith National Insurance Corp.  ...    87,700        1,940,363
  Ziegler Co., Inc.  .................     1,700           28,263
*#Zitel Corp.  .......................    37,000          409,313
  Zurn Industries, Inc.  .............    99,900        2,447,550
 *Zygo Corp.  ........................    12,600          362,250
 *Zynaxis, Inc.  .....................    31,000           31,000
                                                    -------------
TOTAL COMMON STOCKS (Cost
  $523,638,191) ......................                612,949,233
                                                    -------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced NMR Systems, Inc.
   Warrants 08/30/00 .................     5,920                0
 *BJ Services Co. Warrants 01/15/15  .     1,800            8,775
 *Jamesway Corp. Warrants  01/28/10  .     1,009              101
 *Statesman Group, Inc. Contingent
   Payment Rights ....................    37,500                0
                                                    -------------
TOTAL RIGHTS/WARRANTS (Cost $10,081)                        8,876
                                                    -------------

                                         Face
                                        Amount
                                       --------
                                          (000)
TEMPORARY CASH INVESTMENTS --
  (1.6%)
  Repurchase Agreement, PNC
    Securities Corp. 5.65%, 12/01/95
    (Collateralized by U.S. Treasury
    Notes 6.125%, 05/31/97)
    (Cost $9,789,000) ..............      $9,789        9,789,000
                                                   --------------
TOTAL INVESTMENTS -- (99.8%) (Cost
  $533,437,272) ....................                  622,747,109
                                                   --------------
OTHER ASSETS AND LIABILITIES --
  (0.2%)
 Other Assets  .....................                    3,217,798
 Liabilities  ......................                   (1,622,109)
                                                   --------------
                                                        1,595,689
                                                   --------------
NET ASSETS -- (100.0%) Applicable
  to 44,539,600 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ...............                 $624,342,798
                                                   ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .......                 $      14.02
                                                   ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
                See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS
                         THE U.S. LARGE CAP VALUE SERIES
                                NOVEMBER 30, 1995

                                        Shares          Value+
                                        ------          ------
   COMMON STOCKS -- (98.7%)
   *#AMR Corp. ....................     54,200     $ 4,153,075
     Aetna Life & Casualty Co. ....     80,426       5,901,257
     Ahmanson (H.F.) & Co. ........    137,100       3,667,425
     Albemarle Corp. ..............     43,200         793,800
     Alexander & Baldwin, Inc. ....     44,000       1,056,000
     Alleghany Corp. ..............      3,932         760,842
     Allstate Corp. ...............     37,400       1,533,400
    *Alumax, Inc. .................     30,600       1,017,450
     Aluminium Co. of America .....      5,700         333,450
     Ambac, Inc. ..................     23,100       1,019,287
    *Amdahl Corp. .................     84,433         802,114
    #Amerada Hess Corp. ...........     66,100       3,139,750
     American Financial Group, Inc.     36,300       1,089,000
    #American General Corp. .......    114,400       3,875,300
     American National Insurance
      Co.  ........................     17,900       1,096,375
     American President Companies,
      Ltd.  .......................     17,800         445,000
     Apple Computer, Inc. .........     79,300       3,028,269
     Argonaut Group, Inc. .........     15,900         524,700
     Arvin Industries, Inc. .......      9,100         160,387
     Asarco, Inc. .................     29,400       1,040,025
     Ashland, Inc. ................     45,100       1,572,863
     Avnet, Inc. ..................      9,200         432,400
     BHC Communications, Inc.
      Class A  ....................      4,400         396,550
     Ball Corp. ...................     20,500         586,813
     Bancorp Hawaii, Inc. .........     24,700         907,725
     Bank of Boston Corp. .........     51,500       2,388,313
     BankAmerica Corp. ............    259,275      16,496,372
     Bankers Trust New York Corp. .     55,700       3,613,537
     Bear Stearns Companies, Inc. .     82,995       1,805,141
     Berkley (W.R.) Corp. .........      7,100         318,613
    *Bethlehem Steel Corp. ........    105,400       1,475,600
     Block Drug Co., Inc. Class A .      7,764         298,919
     Boatmen's Bancshares, Inc. ...      8,200         316,725
    *Brunos, Inc. .................        767           8,054
    *Burlington Industries, Inc. ..     69,400         928,225
     CIGNA Corp. ..................     51,508       5,665,880
    *CNA Financial Corp. ..........     43,700       5,074,662
     CSX Corp. ....................     74,700       6,545,587
    *California Federal Bank FSB,
      Los Angeles Class A  ........     33,800         515,450
    *California Federal Bank FSB,
      Los Angeles Goodwill
      Securities  (Representing 10
      Shares)  ....................      2,580          13,222
     Centex Corp. .................     18,500         608,187
     Champion International Corp. .    106,500       5,018,812
     Chase Manhattan Corp. ........    104,600       6,367,525
     Chemical Banking Corp. .......    141,900       8,514,000
     Chesapeake Corp. .............     11,000         324,500
     Chiquita Brands International,
      Inc.  .......................     23,700         316,987
    *Chris-Craft Industries, Inc. .     13,753         565,592
     Chrysler Corp. ...............    447,413      23,209,549
     Cincinnati Financial Corp. ...     41,315       2,546,037
     Citicorp .....................    132,100       9,346,075
     Coca-Cola Enterprises, Inc. ..     92,100       2,670,900


THE U.S. LARGE CAP VALUE SERIES
CONTINUED
                                        Shares          Value+
                                        ------          ------
     Comdicso, Inc. ...............     19,800     $   670,725
     Comerica, Inc. ...............     50,200       1,876,225
     Commerce Bancshares, Inc. ....     11,225         418,814
     Comsat Corp. Series 1 ........     32,800         635,500
     Conrail, Inc. ................     56,300       3,933,962
     Coors (Adolph) Co. Class B ...     24,500         499,187
     Countrywide Credit Industries,
      Inc.  .......................     45,700       1,005,400
    *Crown Vantage, Inc. ..........      4,820          82,543
    #Cummins Engine Co., Inc. .....     28,100       1,102,925
     Cyprus Amax Minerals Co., Inc.     66,000       1,815,000
     Diamond Shamrock, Inc. .......     19,100         479,887
     Dillard Department Stores,
      Inc. Class A  ...............     77,400       2,234,925
     Dole Food, Inc. ..............     40,900       1,538,862
     Enserch Corp. ................     47,000         728,500
     Equitable Companies, Inc. ....     47,500       1,181,562
     Federal Paper Board Co., Inc.      31,500       1,638,000
   *#Federated Department Stores,
      Inc.  .......................    141,100       4,109,537
     Fina, Inc. Class A ...........     19,200         936,000
     Finova Group, Inc. ...........     17,900         868,150
     First Chicago Corp. ..........     59,300       4,121,350
     First Colony Corp. ...........     33,900         881,400
     First Hawaiian, Inc. .........     17,800         516,200
     First Union Corp. ............     75,000       4,096,875
     First of America Bank Corp. ..     25,800       1,157,775
     Fleming Companies, Inc. ......     24,697         571,117
     Florida East Coast Industries,
      Inc.  .......................      4,600         311,075
     Ford Motor Co. ...............    769,200      21,729,900
    *Fund American Enterprises
      Holdings, Inc.  .............      3,400         236,300
     GATX Corp. ...................     20,700       1,009,125
     General Motors Corp. .........    535,200      25,957,200
     General Motors Corp. Class H .     67,746       3,217,935
     Golden West Financial Corp. ..     38,700       1,978,537
     Goodrich (B.F.) Co. ..........     14,400       1,009,800
     Goodyear Tire & Rubber Co. ...     60,000       2,542,500
     Great Atlantic & Pacific Tea
      Co., Inc.  ..................     25,100         549,062
     Great Western Financial Corp.      83,400       2,126,700
     Helmerich & Payne, Inc. ......     16,200         441,450
     IMC Global, Inc. .............     14,200       1,098,725
     Inland Steel Industries, Inc.      32,500         849,062
     International Paper Co. ......    182,300       6,950,187
     International Speciality
      Products, Inc.  .............     69,800         698,000
    #James River Corp. of Virginia     100,300       3,159,450
     Jefferson-Pilot Corp. ........      2,800         198,800
    #K Mart Corp. .................    566,500       4,390,375
    *Kaiser Aluminum Corp. ........     28,100         407,450
     Kerr-McGee Corp. .............     15,000         868,125
     Lafarge Corp. ................     41,400         802,125
    #Lehman Brothers Holdings, Inc.     79,300       1,794,162
     Liberty Corp. ................     16,500         546,562
     Lincoln National Corp. .......     73,750       3,447,812
     Loews Corp. ..................     40,600       6,232,100
     Longs Drug Stores Corp. ......     13,000         516,750
    #Louisiana-Pacific Corp. ......     76,600       2,068,200
     MBIA, Inc. ...................     28,900       2,225,300
     MCI Communications Corp. .....    368,500       9,834,344


THE U.S. LARGE CAP VALUE SERIES
CONTINUED
                                        Shares          Value+
                                        ------          ------
   *#Magma Copper Co. .............     32,000     $   680,000
     Mellon Bank Corp. ............     55,600       2,974,600
     Mercantile Stores Co., Inc. ..     24,112       1,121,207
     Merrill Lynch & Co., Inc. ....     63,300       3,521,063
     Midamerican Energy Co.. ......     31,316         520,629
     Midlantic Corp. ..............     22,500       1,351,406
     Mitchell Energy & Development
      Corp. Class A  ..............     15,200         271,700
     Mitchell Energy & Development
      Corp. Class B  ..............     18,900         333,113
     Morgan (J.P.) & Co., Inc. ....     94,300       7,402,550
     Murphy Oil Corp. .............     31,100       1,224,563
     NationsBank Corp. ............    148,700      10,613,463
    *Nextel Communications Corp.
      Class A  ....................     69,800       1,068,813
     Norfolk Southern Corp. .......     93,800       7,386,750
     Nynex Corp. ..................      3,100         153,838
    #Occidental Petroleum Corp. ...    227,900       5,042,288
     Ogden Corp. ..................     33,596         713,915
     Ohio Casualty Corp. ..........     19,700         738,750
     Old Republic International
      Corp. .......................     35,500       1,220,313
    *Oryx Energy Co. ..............     49,500         649,688
     Overseas Shipholding Group,
      Inc.  .......................     23,900         478,000
     PHH Corp. ....................     11,000         503,250
    #PNC Bank Corp. ...............    134,600       3,937,050
     Paine Webber Group, Inc. .....     65,200       1,458,850
     Pennzoil Co. .................     31,700       1,256,113
    *Petrie Stores Corp. ..........     21,500          61,813
     Potlatch Corp. ...............     19,200         775,200
     Providian Corp. ..............     65,800       2,640,225
     Pulte Corp. ..................     17,600         541,200
     RJR Nabisco Holdings Corp. ...    195,080       5,681,705
     Republic New York Corp. ......     25,400       1,600,200
     Reynolds Metals Co. ..........     43,600       2,517,900
    *Rowan Companies, Inc. ........     25,000         187,500
    #Ryder System, Inc. ...........     56,000       1,337,000
     Safeco Corp. .................     41,200       2,932,925
     Saint Paul Companies, Inc. ...     43,100       2,413,600
     Salomon, Inc. ................     75,600       2,749,950
     Shawmut National Corp. .......     49,100       1,841,250
     Smiths Food & Drug Centers,
      Inc. Class B  ...............      8,000         193,000
     Southern New England
      Telecommunications Corp.  ...     42,800       1,551,500
     Springs Industries, Inc.
      Class A  ....................     13,300         558,600
     Standard Federal
      Bancorporation, Inc. ........     15,100         579,463
    *Storage Technology Corp. .....     36,300         898,425
    #Sun Company, Inc. ............     64,080       1,778,220
     TIG Holdings, Inc. ...........     44,100       1,190,700
     Tecumseh Products Co. Class A      11,000         578,875
     Textron, Inc. ................     37,500       2,873,438
     Times Mirror Co. Class A .....     74,600       2,424,500
     Timken Co. ...................     36,400       1,469,650
    *Toys 'R' Us, Inc. ............      2,150          49,988
     Transamerica Corp. ...........     47,000       3,601,375
    *Transport Holdings, Inc.
      Class A  ....................        363          13,976
     Tyson Foods, Inc. Class A ....     48,400       1,152,525
     UMB Financial Corp. ..........     11,300         494,375
     UNUM Corp. ...................     31,000       1,677,875
    *USAir Group, Inc. ............     12,300         164,513
     USF&G Corp. ..................     22,000         379,500


THE U.S. LARGE CAP VALUE SERIES
CONTINUED
                                        Shares          Value+
                                        ------          ------
     USLIFE Corp. .................     23,500      $  678,563
     USX-Marathon Group, Inc. .....    205,850       3,782,494
     USX-US Steel Group ...........     95,300       3,109,163
     Union Bank San Francisco, CA .     19,800       1,014,750
     Union Camp Corp. .............     41,200       2,023,950
     Union Pacific Corp. ..........    104,800       7,100,200
    *Unisys Corp. .................    119,800         778,700
     Unitrin, Inc. ................     29,900       1,401,563
     Valero Energy Corp. ..........     30,000         776,250
    *Vons Companies, Inc. .........     25,600         678,400
     Washington Mutual, Inc. ......     47,000       1,324,813
     Wesco Financial Corp. ........      4,000         656,000
     Westinghouse Electric Corp. ..      4,100          69,188
     Westvaco Corp. ...............     71,950       1,969,631
    #Woolworth Corp. ..............    128,700       1,930,500
     Yellow Corp. .................     11,500         137,281
                                                 -------------
   TOTAL COMMON STOCKS (Cost
     $352,885,601)  ...............                417,547,579
                                                 -------------

                                          Face
                                         Amount
                                        --------
                                         (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
  Repurchase Agreement, PNC
  Securi ties Corp. 5.65%, 12/01/95
         (Collateralized by U.S.
         Treasury Notes 6.125%,
         05/31/97) (Cost $13,115,000)    $13,115     13,115,000
                                                   ------------
TOTAL INVESTMENTS -- (101.8%) (Cost
  $366,000,601) .....................               430,662,579
                                                 --------------
OTHER ASSETS AND LIABILITIES --
  (-1.8%)
  Other Assets  .....................                 1,447,444
  Liabilities  ......................                (9,082,706)
                                                 --------------
                                                     (7,635,262)
                                                 --------------
NET ASSETS -- (100.0%) Applicable to
  31,825,344 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ................              $423,027,317
                                                 ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........              $      13.29
                                                 ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                     THE DFA ONE-YEAR FIXED INCOME SERIES
                              NOVEMBER 30, 1995

                                          Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
COMMERCIAL PAPER -- (66.1%)
Banc One Corp. C.P.
 5.800%, 12/01/95  ..................    $ 4,000     $ 3,999,364
 5.750%, 01/08/96  ..................     15,000      14,907,212
Bayerische Landensbank C.P.
 5.720%, 01/05/96  ..................     19,000      18,891,510
Beta Finance, Inc. C.P.
 5.750%, 01/12/96  ..................     19,000      18,870,414
Caisse des Depots et Consignments
  C.P.
 5.720%, 12/04/95  ..................     15,000      14,990,466
 5.730%, 12/08/95  ..................      5,335       5,328,218
Cargill, Inc. C.P.
 5.700%, 12/04/95  ..................      3,000       2,998,093
 5.720%, 01/03/96  ..................     19,000      18,897,356
Ciesco L.P. C.P.
 5.720%, 01/09/96  ..................      8,000       7,936,555
 5.700%, 01/22/96  ..................      8,000       7,932,749
 5.700%, 01/23/96  ..................      3,000       2,974,305
Commerzbank U.S. Finance, Inc. C.P.
 5.710%, 12/22/95  ..................      2,000       1,993,009
 5.700%, 01/12/96  ..................     18,000      17,877,235
Corporate Asset Funding Co., C.P.
 5.720%, 12/01/95  ..................     11,000      10,998,252
Dreyfus (Louis) Corp. C.P.
 5.770%, 01/12/96  ..................      4,000       3,972,719
Enterprise Capital Funding C.P.
 5.740%, 12/04/95  ..................      3,000       2,998,093
Equipment Intermediation Partnership
  L.P. C.P.
 5.790%, 12/07/95  ..................     10,000       9,988,877
 5.770%, 12/07/95  ..................      9,000       8,989,200
Export Development Corp. C.P.
 5.730%, 12/05/95  ..................     20,000      19,984,110
Fleet Funding Corp. C.P.
 5.720%, 12/21/95  ..................      4,915       4,898,600
 5.720%, 12/22/95  ..................      2,000       1,993,009
Ford Motor Credit Corp. C.P.
 5.710%, 12/01/95  ..................      3,000       2,999,521
 5.720%, 01/11/96  ..................      9,000       8,940,045
General Electric Capital Corp. C.P.
 5.710%, 12/05/95  ..................      3,000       2,997,617
 5.720%, 12/12/95  ..................      3,000       2,994,280
Glaxo Wellcome P.L.C. C.P.
 5.720%, 01/19/96  ..................     20,000      19,863,594
Hahn Issuing Corp. C.P.
 5.720%, 12/04/95  ..................     14,000      13,991,102
 5.730%, 12/08/95  ..................      5,000       4,993,644
 5.740%, 12/18/95  ..................     10,000       9,971,400
Halifax Building Society C.P.
 5.720%, 01/03/96  ..................     19,000      18,897,356
McKenna Triangle National Corp. C.P.
 5.720%, 01/11/96  ..................     10,000       9,933,383
 5.720%, 01/19/96  ..................      9,000       8,928,625
Michelin Tire Corp. C.P.
 5.720%, 12/28/95  ..................      3,000       2,986,653
Paccar Financial Corp. C.P.
 5.730%, 12/12/95  ..................      2,000       1,996,187
 5.740%, 12/14/95  ..................      7,850       7,832,538

THE DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                 Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
Panasonic Finance, Inc. C.P.
 5.730%, 12/14/95  ..................    $20,000     $ 19,955,511
Rabobank Nederlands C.P.
 5.710%, 12/11/95  ..................      5,000        4,991,200
Sandoz Corp. C.P.
 5.720%, 01/11/96  ..................     15,000       14,900,075
Sheffield Receivables Corp. C.P.
 5.750%, 12/01/95  ..................     15,000       14,997,617
 5.750%, 12/20/95  ..................      5,000        4,984,111
Siemens Corp. C.P.
 5.700%, 12/15/95  ..................      6,000        5,985,700
Sigma Finance Corp. C.P.
 5.800%, 01/02/96  ..................      6,000        5,968,540
 5.730%, 01/05/96  ..................      7,000        6,959,820
 5.730%, 01/30/96  ..................      5,200        5,149,688
Stanley Works C.P.
 5.720%, 12/20/95  ..................      5,000        4,984,111
 5.720%, 01/29/96  ..................      9,000        8,914,350
Toronto Dominion Holding USA, Inc.
  C.P.
 5.700%, 02/01/96  ..................     10,000        9,900,075
UBS Finance Delaware, Inc. C.P.
 5.750%, 12/05/95  ..................     20,000       19,984,110
USAA Capital Corp. C.P.
 5.700%, 12/11/95  ..................     10,000        9,982,522
United Parcel Service C.P.
 5.700%, 12/06/95  ..................      4,900        4,895,327
Wal-Mart Stores, Inc. C.P.
 5.740%, 12/05/95  ..................      5,150        5,145,907
                                                   --------------
TOTAL COMMERCIAL PAPER
  (Cost $466,506,210) ...............                 466,443,955
                                                   --------------
BONDS AND CERTIFICATES OF
  DEPOSIT -- (28.6%)
AT&T Capital Corp. Medium Term Notes
 6.640%, 05/22/96  ..................      9,500        9,541,866
AT&T Corp. Medium Term Notes
 4.500%, 02/15/96  ..................      6,000        5,983,854
Abbey National Treasury Services
  P.L.C. Medium Term Notes
 7.620%, 12/22/95  ..................     17,000       17,016,796
American International Group, Inc.
  Medium Term Notes
 7.700%, 03/15/96  ..................     12,200       12,268,369
Associates Corp. of North America
  Medium Term Notes
 8.730%, 04/05/96  ..................      2,100        2,121,053
 4.750%, 08/01/96  ..................      5,000        4,970,470
Bankers Trust N.Y. Corp. Corporate
  Bonds
 4.700%, 07/01/96  ..................     11,200       11,110,478
Deutsche Bank AG (New York)
  Certificates of Deposit
 5.770%, 01/19/96  ..................     16,000       15,998,922
Gannet Co., Inc. Corporate Bonds
 9.550%, 02/01/96  ..................      3,300        3,319,889


THE DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED                                 Face
                                         Amount         Value+
                                        ---------   --------------
                                          (000)
Johnson & Johnson Medium Term Notes
 8.000%, 03/20/96  ..................    $ 7,000     $  7,046,935
KFW International Finance, Inc.
  Medium Term Notes
 6.750%, 01/10/96  ..................     11,000       11,012,276
Merck & Co., Inc. Medium Term Notes
 7.750%, 05/01/96  ..................      5,000        5,042,565
NBD Bank N.A. Bank Notes
 4.150%, 01/31/96  ..................      5,000        4,984,715
Northern Trust Co. Medium Term Notes
 5.730%, 12/14/95  ..................     20,000       20,000,320
Ontario (Province of) Corporate
  Bonds
 8.250%, 04/08/96  ..................     15,000       15,125,160
Paccar Financial Corp. Medium Term
  Notes
 4.500%, 07/01/96  ..................      5,000        4,966,160
 4.800%, 08/20/96  ..................      5,000        4,970,120
Rabobank Nederland Deposit Notes
 6.040%, 01/25/96  ..................      4,000        4,000,175
 6.390%, 06/25/96  ..................      4,000        4,013,975
Republic National Bank of New York
  Bank Notes
 8.375%, 05/01/96  ..................      4,000        4,041,544
Shell Oil Co. Corporate Bonds
 7.700%, 02/01/96  ..................     10,000       10,033,060
Smithkline Beecham Corp. Medium Term
  Notes
 5.250%, 01/19/96  ..................      5,000        4,996,605
 5.250%, 01/26/96  ..................      2,000        1,998,314
WMX Technologies, Inc. Corporate
  Bonds
 4.875%, 06/15/96  ..................     15,000       14,935,290
Waste Management, Inc. Corporate
  Bonds
 4.625%, 04/14/96  ..................      2,000        1,991,644
                                                   --------------
TOTAL BONDS AND CERTIFICATES OF
  DEPOSIT (Cost $201,133,565) .......                 201,490,555
                                                   --------------
TEMPORARY CASH INVESTMENTS --
  (1.1%)
Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes
  6.125%, 05/31/97)
  (Cost $8,071,000) .................    $ 8,071     $  8,071,000
                                                   --------------
TOTAL INVESTMENTS -- (95.8%) (Cost
  $675,710,775) .....................                 676,005,510
                                                   --------------
OTHER ASSETS AND LIABILITIES --
  (4.2%)
Other Assets  .......................                  29,627,498
Liabilities  ........................                     (79,405)
                                                   --------------
                                                       29,548,093
                                                   --------------
NET ASSETS -- (100.0%) Applicable to
  70,587,340 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ................               $705,553,603
                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........               $      10.00
                                                  ==============

------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS
                       THE DFA INTERNATIONAL VALUE SERIES
                                NOVEMBER 30, 1995


                                          Shares             Value+
                                        -----------   -------------
   JAPAN -- (38.5%)
   COMMON STOCKS -- (37.7%)
     Achilles Corp. .................      25,000      $   92,857
     Aica Kogyo Co., Ltd. ...........      16,000         102,463
     Aichi Machine Industry Co., Ltd.      22,000         125,714
     Aichi Steel Works, Ltd. ........      67,000         369,655
     Aida Engineering, Ltd. .........      34,000         283,054
     Aisin Seiki Co., Ltd. ..........      84,000       1,108,966
     Alps Electric Co., Ltd. ........      34,000         368,473
     Amada Co., Ltd. ................     104,000       1,055,369
     Amada Metrecs Co., Ltd. ........      23,000         355,764
     Amada Sonoike Co., Ltd. ........      32,000         203,665
     Ando Corp. .....................      12,000          60,414
    *Aoki Corp. .....................     147,000         602,483
     Aoki International Co., Ltd. ...      12,000         284,926
    #Aomori Bank, Ltd. ..............      33,000         182,069
     Aoyama Trading Co., Ltd. .......      26,800         773,635
    #Asahi Breweries, Ltd. ..........     133,000       1,546,207
    #Asahi Denka Kogyo KK ...........      25,000         212,808
     Asahi Organic Chemicals Industry
      Co., Ltd.  ....................      16,000         121,379
     Asanuma Corp. ..................      17,000          86,256
     Ashikaga Bank, Ltd. ............     230,000       1,341,478
    *Asics Corp. ....................      60,000         162,562
     Atsugi Nylon Industrial Co.,
      Ltd. ..........................      87,000         372,857
    #Awa Bank, Ltd. .................      26,000         171,626
    #Bandai Co., Ltd. ...............       8,000         301,084
     Bank of Iwate, Ltd. ............       3,000         161,084
     Bank of Kyoto, Ltd. ............      68,000         415,369
     Bank of Nagoya, Ltd. ...........      29,000         197,714
     Bank of Okinawa, Ltd. ..........       2,000          66,995
    #Bank of Osaka, Ltd. ............      43,000         127,094
     Bank of the Ryukyus, Ltd. ......       2,000          72,906
     Best Denki Co., Ltd. ...........       3,000          41,675
     Brother Industries, Ltd. .......      96,000         481,419
    #Bunka Shutter Co., Ltd. ........      27,000         208,020
     CMK Corp. ......................      13,000         189,557
     CSK Corp. ......................      23,000         713,793
     Calpis Food Industry Co., Ltd. .      16,000         109,241
     Calsonic Corp. .................      19,000         131,783
    #Canon Sales Co., Inc. ..........      24,000         595,862
    #Casio Computer Co., Ltd. .......      55,000         489,852
    *Central Finance Co., Ltd. ......      37,000         156,749
    *Central Glass Co., Ltd. ........      30,000          96,059
     Chiba Bank, Ltd. ...............     121,000       1,066,946
     Chiba Kogyo Bank, Ltd. .........       4,400         161,695
     Chiyoda Fire and Marine
      Insurance Co., Ltd.  ..........      55,000         305,616
     Chudenko Corp. .................      10,000         345,813
   *#Chuetsu Pulp and Paper Co.,
      Ltd.  .........................      20,000         117,438
     Chugoku Bank, Ltd. .............      38,000         647,685
     Chukyo Coca-Cola Bottling Co.,
      Ltd.  .........................       6,000          57,931
     Chukyo Sogo Bank, Ltd. .........      29,000         149,429
    #Chuo Trust and Banking Co.,
      Ltd.  .........................      80,000         634,483
     Citizen Watch Co., Ltd. ........     112,000         825,379


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Cleanup Corp. ..................        7,000     $    93,793
    *Cosmo Securities Co., Ltd. .....       35,000         112,069
     Dai Tokyo Fire & Marine
      Insurance Co., Ltd.  ..........      127,000         819,557
    *Dai-Ichi Securities Co., Ltd. ..       27,000          90,177
     Daicel Chemical Industries, Ltd.       94,000         534,365
     Daido Steel Co., Ltd. ..........       66,000         332,926
     Daiei OMC, Inc. ................       34,000         194,286
     Daiichi Corp. Hiroshima ........       15,000         307,389
     Daikin Industries, Ltd. ........       42,000         380,690
     Daikyo, Inc. ...................       68,000         489,064
    #Daio Paper Corp. ...............       22,000         303,448
     Daisan Bank, Ltd. ..............       25,000         144,089
    *Daiwa Danchi Co., Ltd. .........       33,000         164,187
    #Daiwa House Industry Co.,  Ltd.        90,000       1,347,783
     Daiwa Kosho Lease Co., Ltd. ....       26,000         255,645
     Daiwa Securities Co., Ltd. .....      302,000       4,195,271
    *Daiwabo Co., Ltd. ..............       22,000          68,059
     Dowa Fire & Marine Insurance
      Co., Ltd.  ....................       98,000         497,241
     Ehime Bank, Ltd. ...............       45,000         202,611
     Eighteenth Bank, Ltd. ..........       32,000         286,266
     Ezaki Glico Co., Ltd. ..........       47,000         391,281
     Fuji Denki Reiki Co., Ltd. .....        6,000          70,936
     Fuji Fire & Marine Insurance
     Co.,  Ltd.  ....................       45,000         226,108
     Fuji Oil Co., Ltd. .............       31,000         201,576
     Fuji Photo Film Co., Ltd. ......      198,000       4,915,862
     Fujisawa Pharmaceutical Co.,
      Ltd.  .........................       30,000         276,059
     Fujita Corp. ...................      191,000         867,498
     Fujitsu, Ltd. ..................      142,000       1,678,818
     Fukuda Corp. ...................        9,000          84,148
     Fukui Bank, Ltd. ...............       47,000         250,512
     Fukuoka City Bank, Ltd. ........       68,000         515,862
    #Fukutoku Bank, Ltd. ............       27,000          61,182
     Futaba Corp. ...................       10,000         454,187
    #Futaba Industrial Co., Ltd. ....       22,000         340,296
    *Gakken Co., Ltd. ...............       30,000         174,384
     Godo Steel, Ltd. ...............       60,000         316,256
     Gun-Ei Chemical Industry Co.,
      Ltd.  .........................       22,000         110,542
     Gunze, Ltd. ....................       75,000         450,739
    *Hanshin Electric Railway Co.,
      Ltd.  .........................      112,000         386,207
    *Hanwa Co., Ltd. ................      147,000         485,172
     Haseko Corp. ...................      149,000         507,921
     Hazama Corp. ...................      100,000         422,660
     Hiroshima Bank, Ltd. ...........      180,000         922,167
     Hiroshima-Sogo Bank, Ltd. ......       23,000         142,985
     Hitachi Cable, Ltd. ............       69,000         491,498
     Hitachi Construction Machinery
      Co., Ltd.  ....................        9,000         106,404
     Hitachi Koki Co., Ltd. .........       43,000         399,921
     Hitachi Maxell, Ltd. ...........       37,000         586,897
     Hitachi Plant Engineering &
      Construction Co., Ltd.  .......       22,000         160,177
     Hitachi Transport System, Ltd. .       41,000         358,700
     Hitachi, Ltd. ..................    1,284,000      13,029,755
     Hokkai Can Co., Ltd., Tokyo ....       12,000          81,576
     Hokkaido Bank, Ltd. ............      128,000         402,286


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Hokkaido Takushoku Bank, Ltd.,
      Takugin  ......................     359,000      $  951,438
     Hokuetsu Bank ..................      32,000         168,039
     Hokuriku Bank, Ltd. ............     253,000       1,570,345
     Hokuriku Electric Power Co.,
     Inc.  ..........................      12,240         285,801
     Hokuriku Seiyaku Co., Ltd. .....      10,000         181,281
     Honda Motor Co., Ltd. ..........     239,000       4,332,611
     Horiba, Ltd. ...................       6,000          76,847
     House Foods Corp. ..............      36,000         638,424
     Hyakugo Bank, Ltd. .............      51,000         296,453
     Hyakujushi Bank, Ltd. ..........      58,000         371,429
    *Hyogo Bank, Ltd. ...............     102,000           1,005
    #Ibiden Co., Ltd. ...............      20,000         153,695
     Ikegami Tsushinki Co., Ltd. ....       8,000          51,074
     Inax Corp. .....................      85,000         812,315
    *Ines Corp. .....................      16,000         247,488
     Intec, Inc. ....................      13,000         221,576
   *#Ishihara Sangyo Kaisha, Ltd. ...      69,000         205,300
     Itochu Corp. ...................      94,000         625,123
     Itochu Fuel Corp. ..............      30,000         246,798
     Itoham Foods, Inc. .............      88,000         648,512
    #Izumiya Co., Ltd. ..............      41,000         630,148
     Japan Pulp and Paper Co., Ltd. .      16,800          99,310
    *Japan Steel Works, Ltd. ........      81,000         209,882
    #Japan Synthetic Rubber Co., Ltd.      65,000         397,685
     Japan Vilene Co., Ltd. .........      16,000          94,581
     Japan Wool Textile Co., Ltd. ...      34,000         256,591
     Joshin Denki Co., Ltd. .........      15,000         186,207
     Juroku Bank, Ltd. ..............      88,000         449,103
     Kagoshima Bank, Ltd. ...........      56,000         430,345
     Kaneka Corp. ...................      55,000         365,764
     Kanematsu Corp. ................      91,000         374,759
     Kansai Paint Co., Ltd., Osaka ..      18,000          79,803
     Kanto Auto Works, Ltd.,
      Yokosuka  .....................      10,000          67,980
     Kanto Natural Gas Development
      Co., Ltd.  ....................      11,000          72,611
     Kasuga Electric Works, Ltd. ....      31,000         464,236
    #Kasumi Co., Ltd. ...............      10,000         101,478
     Katokichi Co., Ltd. ............      19,000         357,537
    *Kawasho Corp. ..................      21,000          83,793
     Keiyo Bank, Ltd. ...............     111,000         564,296
     Keiyo Co., Ltd. ................      19,000         175,025
     Kikkoman Corp. .................      34,000         253,911
     Kinden Corp. ...................      41,000         674,581
     Kinseki, Ltd. ..................       6,000          84,532
     Kitz Corp. .....................      38,000         180,453
     Kiyo Bank, Ltd. ................     107,000         536,581
     Koa Fire & Marine Insurance Co.,
      Ltd.  .........................      45,000         250,936
     Koa Oil Co., Ltd. ..............       4,000          26,207
     Koito Manufacturing Co., Ltd. ..      10,000          69,458
     Kokusai Denshin Denwa Co.,
      Ltd., Tokyo  ..................      11,800         988,177
    #Kokusai Securities Co., Ltd. ...      71,000       1,028,276
     Komatsu Forklift Co., Ltd.,
      Tochigi  ......................      32,000         215,015
    #Komatsu, Ltd. ..................     343,000       2,703,448
     Komori Corp. ...................      20,000         472,906
    #Konami Co., Ltd. ...............       4,000         108,374
     Konica Corp. ...................      66,000         425,911
     Kosei Securities Co., Ltd. .....       4,000          18,483
    #Koyo Seiko Co., Ltd. ...........      37,000         331,360
     Kumagai Gumi Co., Ltd. .........     263,000       1,041,635


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Kurabo Industries, Ltd. ........      96,000      $   346,167
     Kureha Chemical Industry Co.,
      Ltd.  .........................      79,000          348,690
     Kurimoto, Ltd. .................      54,000          547,980
    #Kyudenko Corp. .................      29,000          377,143
    #Lintec Corp. ...................      11,000          183,153
    #Long Term Credit Bank of Japan,
      Ltd.  .........................     161,000        1,330,828
    #Maeda Corp. ....................      64,000          655,764
    *Makino Milling Machine Co., Ltd.      16,000          135,567
     Makita Corp. ...................      57,000          825,517
     Marubeni Corp. .................     248,000        1,319,409
     Marudai Food Co., Ltd. .........      47,000          334,325
     Maruetsu, Inc. .................      50,000          408,374
     Marui Co., Ltd. ................      93,000        1,740,888
     Maruichi Steel Tube, Ltd. ......      23,000          423,744
     Marusan Securities Co., Ltd. ...      29,000          240,857
     Maruzen Showa Unyu Co., Ltd. ...      18,000          102,680
     Matsushita Electric Industrial
      Co., Ltd.  ....................     809,000       12,035,369
    #Matsushita Electric Works, Ltd.      134,000        1,386,207
     Matsushita Refrigeration Co. ...      25,000          178,079
     Matsushita Seiko Co., Ltd. .....      35,000          251,724
   *#Mazda Motor Corp. ..............     405,000        1,476,355
     Meija Seika Kaisha, Ltd. Tokyo .      73,000          430,089
     Michinoku Bank, Ltd. ...........      24,000          196,256
     Mitsubishi Chemical Corp. ......         800            3,909
     Mitsubishi Electric Corp. ......     148,000        1,102,345
     Mitsubishi Gas Chemical Co.,
      Inc.  .........................     125,000          554,187
     Mitsubishi Materials Corp. .....     214,000        1,079,488
     Mitsubishi Paper Mills, Ltd. ...      27,000          166,788
     Mitsubishi Rayon Co., Ltd. .....      70,000          284,828
     Mitsui Fudosan Co., Ltd. .......     247,000        3,066,207
     Mitsui Petrochemical Industries,
      Ltd.  .........................      59,000          492,345
     Mitsui Trust & Banking Co., Ltd.      81,000          761,320
     Mitsuuroko Co., Ltd. ...........      12,000           85,005
     Miyazaki Bank, Ltd. ............      34,000          219,074
     Mizuno Corp. ...................      44,000          373,241
     Musashino Bank, Ltd. ...........       4,700          224,581
     NHK Spring Co., Ltd. ...........      46,000          228,867
     NOK Corp. ......................      28,000          195,862
     NSK, Ltd. ......................     102,000          720,532
     NTN Corp. ......................      85,000          563,596
     Nagase & Co., Ltd. .............      52,000          440,591
     Naigai Co., Ltd. ...............      12,000           52,138
     Nakayama Steel Works, Ltd. .....      42,000          221,379
   *#New Japan Securities Co., Ltd. .     154,000          823,862
     Nichicon Corp. .................      32,000          485,517
     Nichido Fire & Marine Insurance
      Co., Ltd.  ....................      31,000          240,670
     Nichiei Construction Co., Ltd. .      21,000          176,690
    #Nichii Co., Ltd. ...............      77,000          963,448
     Nichimen Corp. .................     151,000          601,025
     Nifco, Inc. ....................      21,000          256,552
     Nihon Cement Co., Ltd. .........     100,000          664,039
     Nihon Nohyaku Co., Ltd. ........       7,000           54,138
     Nikko Securities Co., Ltd. .....     257,000        2,835,862
     Nippon Beet Sugar Manufacturing
      Co., Ltd.  ....................      48,000          210,443
    *Nippon Chemi-Con Corp. .........      37,000          251,527
    #Nippon Credit Bank, Ltd. .......     652,000        2,569,458
     Nippon Densetsu Kogyo Co.,  Ltd.      26,000          246,936
     Nippon Flour Mills Co., Ltd. ...      21,000          103,448


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Nippon Hodo Co., Ltd. ..........      23,000      $  360,296
     Nippon Kakayu Co., Ltd. ........      36,000         223,448
     Nippon Meat Packers, Inc.,
      Osaka  ........................      71,000       1,007,291
     Nippon Metal Industry Co., Ltd.       31,000         122,778
     Nippon Oil Co., Ltd. ...........     474,000       2,615,172
     Nippon Paint Co., Ltd., Osaka ..     102,000         495,429
     Nippon Road Co., Ltd. ..........      32,000         262,936
     Nippon Sanso Corp. .............      56,000         266,483
     Nippon Sheet Glass Co., Ltd. ...     169,000         755,921
     Nippon Shinpan Co., Ltd., Tokyo      108,000         711,842
    *Nippon Suisan Kaisha, Ltd. .....      49,000         194,069
    #Nippon Synthetic Chemical
      Industry Co., Ltd.  ...........      18,000         102,502
     Nippon Thompson Co., Ltd. ......      16,000         139,507
    *Nippon Yakin Kogyo Co., Ltd. ...      29,000         130,571
    *Nissan Diesel Motor Co., Ltd. ..      23,000          97,212
     Nissan Motor Co., Ltd. .........     647,000       4,774,414
     Nissan Shatai Co., Ltd. ........      48,000         260,099
     Nissei Sangyo Co., Ltd. ........      30,000         502,463
     Nisshin Oil Mills, Ltd. ........      57,000         415,567
     Nisshin Steel Co., Ltd. ........      66,000         271,803
     Nisshinbo Industries, Inc. .....      91,000         835,586
     Nissin Food Products Co., Ltd. .      24,000         550,936
     Nittetsu Mining Co., Ltd. ......      23,000         213,911
    *Nitto Boseki Co., Ltd. .........      43,000         122,433
    #Nitto Denko Corp. ..............      25,000         396,552
     Noritz Corp. ...................      17,000         286,404
     North Pacific Bank, Ltd. .......      34,000         171,172
     OSG Manufacturing Co., Ltd. ....      14,000          93,655
    #Ogaki Kyoritsu Bank, Ltd. ......      50,000         276,355
     Oita Bank, Ltd. ................       9,000          72,266
     Okamura Corp. ..................      16,000         114,759
    *Okasan Securities Co., Ltd. ....      56,000         246,621
    #Okumura Corp. ..................      43,000         391,872
     Okura Industrial Co., Ltd. .....      12,000          81,576
     Olympus Optical Co., Ltd. ......      94,000         898,325
    #Optec Dai-Ichi Denko Co., Ltd. .      13,000          64,424
    #Parco Co., Ltd. ................       9,000          93,103
    *Pasco Corp. ....................      16,000          64,946
     Pioneer Electronic Corp. .......      67,000       1,168,374
     Q.P. Corp. .....................      39,000         320,837
    #Rengo Co., Ltd. ................      48,000         336,236
    *Renown, Inc. ...................     104,000         338,128
     Rhythm Watch Co., Ltd. .........      29,000         102,286
     Ricoh Co., Ltd., Tokyo .........     164,000       1,680,394
     Royal Co., Ltd. ................      15,000         229,064
    #Ryosan Co., Ltd. ...............       7,000         193,103
     Ryoyo Electro Corp. ............       6,000         140,690
    #SXL Corp. ......................      29,000         291,429
     Sakai Chemical Industry Co.,
      Ltd.  .........................      36,000         223,448
     San-In Godo Bank, Ltd. .........      62,000         503,330
    #Sanden Corp. ...................      24,000         141,399
     Sanki Engineering Co., Ltd. ....      32,000         343,645
     Sankyo Aluminum Industry Co.,
      Ltd.  .........................      66,000         330,325
   *#Sankyo Seiki Manufacturing Co.,
      Ltd.  .........................      18,000         150,739
    *Sanrio Co., Ltd. ...............      17,000         195,961
     Sanyo Electric Co., Ltd. .......     491,000       2,563,842
     Sanyo Shokai, Ltd. .............      25,000         146,059
     Sanyo Special Steel Co., Ltd. ..      74,000         309,123
     Seino Transportation Co., Ltd. .      54,000         899,113
     Seiren Co., Ltd. ...............       8,000          57,773


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Seiyo Food Systems, Inc. .......      21,000      $  194,069
     Sekisui Chemical Co., Ltd. .....     100,000       1,290,640
     Sekisui House, Ltd. ............     265,000       3,106,897
     Sekisui Plastics Co., Ltd. .....      25,000         127,833
     Senshukai Co., Ltd. ............      15,000         263,054
    *Settsu Corp. ...................      76,000         223,882
     Sharp Corp., Osaka .............      13,000         184,433
     Shiga Bank, Ltd. ...............      75,000         450,000
     Shimizu Bank, Ltd. .............       2,000         134,975
    #Shinagawa Fuel Co., Ltd. .......      32,000         238,345
     Shinmaywa Industries, Ltd. .....      40,000         332,611
     Shinwa Bank, Ltd. ..............      27,000         154,818
     Shionogi & Co., Ltd. ...........      61,000         527,064
     Shiseido Co., Ltd. .............     148,000       1,574,778
    *Shokusan Jutaku Sogo Co., Ltd. .      27,000          87,251
     Showa Electric Wire & Cable Co.,
      Ltd., Kawasaki  ...............      47,000         217,635
     Showa Sangyo Co., Ltd. .........      73,000         309,980
    #Sintokogio, Ltd., Nagoya .......      10,000          74,975
    *Sogo Co., Ltd. .................      22,000          78,030
     Sony Corp. .....................     110,800       5,894,778
     Stanley Electric Co., Ltd. .....      73,000         431,527
     Star Micronics Co., Ltd. .......      10,000          76,256
     Sumitomo Corp. .................     268,000       2,666,798
    *Sumitomo Metal Industries, Ltd.,
      Osaka  ........................     577,000       1,756,581
     Sumitomo Osaka Cement Co.,  Ltd.      19,000          87,419
     Sumitomo Realty & Development
      Co., Ltd.  ....................     153,000       1,029,547
     Sumitomo Warehouse Co., Ltd. ...      16,000         100,256
     Sun Wave Corp. .................       8,000          98,522
     Suruga Bank, Ltd. ..............      54,000         343,153
     Suzuki Motor Corp. .............      85,000         946,305
     Suzutan Co., Ltd. ..............       7,000          45,517
     TDK Corp. ......................      24,000       1,220,099
    *TEC Corp. ......................     103,000         442,443
     TOC Co., Ltd. ..................      22,000         221,084
     Tadano, Ltd. ...................      22,000         186,187
    *Taiheiyo Securities Co., Ltd. ..      21,000          70,345
     Taikisha, Ltd. .................       8,000         137,143
     Taisei Corp. ...................     185,000       1,210,246
    #Taisei Rotec Corp. .............      30,000         210,443
     Taiyo Yuden Co., Ltd. ..........      28,000         281,379
     Tamura Corp. ...................      18,000         123,783
     Tanabe Seiyaku Co., Ltd. .......      83,000         558,512
     Teijin, Ltd. ...................     177,000         934,700
     Tenma Corp. ....................      12,000         231,724
     Toa Steel Co., Ltd. ............      39,000         174,828
     Tochigi Sogo Bank, Ltd. ........      21,000         196,552
     Toda Corp. .....................      50,000         408,374
     Toenec Corp. ...................      31,000         253,498
     Toho Bank, Ltd. ................      59,000         422,591
     Tokai Carbon Co., Ltd. .........      38,000         183,074
     Tokai Rika Co., Ltd. ...........      21,000         167,379
     Tokico, Ltd. ...................      39,000         165,222
     Toko, Inc. .....................       8,000          54,384
    #Tokuyama Corp. .................      48,000         347,113
     Tokyo Broadcasting System, Inc.       35,000         586,207
    *Tokyo Securities Co., Ltd. .....      33,000         147,931
    #Tokyo Sowa Bank, Ltd. ..........      61,000         243,399
     Tokyo Steel Manufacturing Co.,
      Ltd.  .........................      36,000         666,798
     Tokyo Style Co., Ltd. ..........      38,000         572,808
     Tokyo Tatemono Co., Ltd. .......      79,000         337,015


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
    *Tokyo Tekko Co., Ltd. ..........       9,000     $     44,778
     Tokyu Car Corp. ................      22,000          108,374
     Tokyu Construction Co., Ltd. ...      78,000          345,813
     Tokyu Department Store Co.,
      Ltd.  .........................      69,000          428,276
     Tokyu Land Corp. ...............      84,000          339,310
     Tokyu Store Chain Corp. ........      11,000           82,365
     Tonami Transportation Co., Ltd.       29,000          170,286
     Toshiba Engineering &
      Construction Co., Ltd.  .......      19,000          151,064
    *Toshiba Machine Co., Ltd. ......      27,000          130,079
   *#Towa Real Estate Development
      Co., Ltd.  ....................      18,000           75,724
     Toyo Engineering Corp. .........      61,000          344,966
     Toyo Ink Manufacturing Co., Ltd.     104,000          528,709
     Toyo Kanetsu K.K. ..............      37,000          157,113
     Toyo Seikan Kaisha, Ltd ........      37,000        1,126,404
     Toyo Suisan Kaisha, Ltd. .......      33,000          338,128
   *#Toyo Tire & Rubber Co., Ltd. ...      33,000          128,424
     Toyo Trust & Banking Co., Ltd. .     256,000        2,000,079
     Toyoda Machine Works, Ltd. .....      45,000          365,320
     Toyota Auto Body Co., Ltd. .....      18,000          153,399
     Toyota Motor Corp. .............     689,000       13,644,237
     Toyota Tsusho Corp. ............      91,000          573,793
     Tsubakimoto Chain Co. ..........      48,000          242,601
    #Tsubakimoto Precision Products
      Co., Ltd.  ....................       3,000           39,015
     Tsutsunaka Plastic Industry Co.,
      Ltd.  .........................       4,000           35,468
     UNY Co., Ltd. ..................      30,000          588,177
     Unisia Jecs Corp. ..............      41,000          226,207
    *Victor Co. of Japan, Ltd. ......      98,000        1,110,345
     Wacoal Corp. ...................      48,000          614,778
     Yakult Honsha Co., Ltd. ........      63,000          837,931
     Yamagata Bank, Ltd. ............      35,000          192,069
     Yamaguchi Bank, Ltd. ...........      37,000          634,286
     Yamaichi Securities Co., Ltd. ..     454,000        2,880,556
     Yamamura Glass Co., Ltd. .......      47,000          275,517
     Yamatake Honeywell Co., Ltd. ...      30,000          404,926
    *Yamatane Securities Co., Ltd. ..      16,000           55,172
     Yamato Kogyo Co., Ltd. .........      36,000          328,079
     Yasuda Trust & Banking Co., Ltd.     426,000        2,056,552
    #Yodogawa Steel Works, Ltd. .....      66,000          520,197
    #Yokogawa Bridge Corp. ..........      17,000          246,207
     Yokogawa Electric Corp. ........      92,000          775,882
     Yokohama Reito Co., Ltd. .......       7,000           80,690
     Zexel Corp. ....................      16,000          106,404
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $238,198,894)  ...........                  229,735,721
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.8%) .
    *Japanese Yen (Cost $4,948,138) .                    4,952,111
                                                     -------------
   TOTAL -- JAPAN
     (Cost $243,147,032)  ...........                  234,687,832
                                                     -------------
   UNITED KINGDOM -- (19.1%)
   COMMON STOCKS -- (19.0%)
     ASDA Group P.L.C. ..............     877,000        1,354,342
     Abbey National P.L.C. ..........     405,200        3,971,321
     Anglian Water P.L.C. ...........     152,400        1,377,146
     Argyll Group P.L.C. ............     362,095        1,721,831
     Arjo Wiggins Appleton P.L.C. ...     265,700          696,728
     Associated British Foods P.L.C.      153,100        1,650,334


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Associated British Ports
      Holdings  P.L.C. ..............      129,800     $  565,623
     BAA P.L.C. .....................      194,000      1,456,434
     BICC P.L.C. ....................       58,750        254,215
     Bank of Scotland (Governor and
      Company of the)  ..............        1,550          6,423
     Barclays P.L.C. ................      515,899      6,192,155
     Bass P.L.C. ....................      299,800      3,158,336
     Blenheim Group P.L.C. ..........       26,200         97,746
     Boddington Group P.L.C. ........       35,510        241,612
     British Gas P.L.C. .............    1,330,000      4,961,911
     British Land Co. P.L.C. ........      126,040        724,609
     British Petroleum Co. P.L.C. ...      733,904      5,762,185
     British Steel P.L.C. ...........    1,038,500      2,683,494
     British Vita P.L.C. ............       67,700        212,202
     Brixton Estate P.L.C. ..........      110,700        301,283
     Bryant Group P.L.C. ............       81,000        127,564
     Burford Holdings P.L.C. ........       67,000        104,492
     Burton Group P.L.C. ............      460,700        894,601
     Camas P.L.C. ...................       37,100         41,694
     Capital Shopping Centres P.L.C.        60,000        188,984
     Coats Viyella P.L.C. ...........      216,000        591,173
     Commercial Union P.L.C. ........      227,240      2,241,052
     Courtaulds Textiles P.L.C. .....       15,650         99,783
     Delta P.L.C. ...................       46,000        272,896
     English China Clays P.L.C. .....       98,587        495,933
     First Leisure Corp. P.L.C. .....       16,900         91,474
     Forte P.L.C. ...................      549,412      2,877,174
     General Accident P.L.C. ........      193,900      1,971,546
     Great Portland Estates P.L.C. ..      188,175        480,492
     Great Universal Stores P.L.C. ..      343,200      3,232,477
     Greenalls Group P.L.C. .........       62,400        512,350
     Guardian Royal Exchange P.L.C. .      424,659      1,740,134
     Hambros P.L.C. .................       70,654        217,140
     Harrisons & Crosfield P.L.C.. ..      229,000        507,704
     Hillsdown Holdings P.L.C. ......      215,344        510,355
     ICI (Imperial Chemical
      Industries  P.L.C.) ...........      247,200      2,865,004
     Ladbroke Group P.L.C. ..........      676,821      1,490,197
     Laird Group P.L.C. .............       31,500        194,581
     Lasmo P.L.C. ...................      329,535        813,732
     Lex Service P.L.C. .............       31,383        138,676
     Lonrho P.L.C. ..................      453,238      1,157,312
     Lucas Industries P.L.C. ........        1,185          3,352
     MFI Furniture Group P.L.C. .....      175,300        422,153
     Manweb P.L.C. ..................       34,900        549,096
     Marley P.L.C. ..................       68,228        117,882
     Mercury Asset Management  Group
      P.L.C. ........................           91          1,230
     Meyer International P.L.C. .....       37,847        225,685
     Mirror Group P.L.C. ............      242,000        695,634
     National Westminster Bank
      P.L.C.  .......................      562,833      5,731,407
     North West Water Group P.L.C. ..      195,062      1,774,586
     Northumbrian Water Group  P.L.C.       40,307        720,448
     Ocean Group P.L.C. .............       43,600        254,658
     Peel Holdings P.L.C. ...........       32,500        158,519
     Pilkington P.L.C. ..............      272,924        805,391
     Racal Electronics P.L.C. .......       86,100        331,750
     Redland P.L.C. .................      168,000        976,114
     Rolls-Royce P.L.C. .............      305,473        836,052
     Royal Bank of Scotland Group
      P.L.C.  .......................       65,499        557,824
     Royal Insurance Holdings P.L.C.       317,508      1,878,768


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Rugby Group P.L.C. .............      207,000    $    338,658
     Scottish & Newcastle P.L.C. ....       47,600         456,333
     Scottish Hydro-Electric P.L.C. .      124,000         671,170
     Sears P.L.C. ...................      518,500         792,787
     Seeboard P.L.C. ................       76,500         746,259
     Severn Trent P.L.C. ............      216,206       2,218,205
     Shell Transport & Trading Co.
      P.L.C.  .......................    1,075,300      13,235,275
     Slough Estates P.L.C. ..........      227,000         739,287
     South West Water P.L.C. ........       73,679         561,023
     South Western Electricity P.L.C.       35,400         487,139
     Southern Water P.L.C. ..........      100,060       1,021,985
     Stakis P.L.C. ..................      279,000         358,336
     Sun Alliance Group P.L.C. ......      254,640       1,553,485
     T & N P.L.C. ...................      156,397         312,066
     TSB Group P.L.C. ...............      116,400         720,801
     Tarmac P.L.C. ..................      536,170         787,012
     Taylor Woodrow P.L.C. ..........      182,986         314,759
     Telegraph P.L.C. ...............       34,700         223,898
     Tesco P.L.C. ...................      654,545       2,892,310
     Thames Water P.L.C. ............      193,059       1,632,385
    *Tiphook P.L.C. .................        5,500           1,430
     Trafalgar House P.L.C. .........       73,440          26,950
     Transport Development Group
      P.L.C.  .......................       49,200         144,435
    *Trocadero P.L.C. ...............       67,000          44,050
     Unigate P.L.C. .................       72,600         462,893
     Unilever P.L.C. ................       51,400         995,743
     United Biscuits Holdings P.L.C.       167,382         670,529
     Vaux Group P.L.C. ..............       67,762         271,453
     WPP Group P.L.C. ...............      206,900         499,833
    *Waste Management International
      P.L.C.  .......................       20,000          99,079
     Welsh Water P.L.C. .............       81,166         855,068
     Wessex Water P.L.C. ............      124,246         642,106
     Whitbread P.L.C. ...............      179,600       1,834,384
     Wilson Bowden P.L.C. ...........       27,000         143,252
     Wimpey (George) P.L.C. .........      171,550         343,613
     Wolverhampton & Dudley
      Breweries P.L.C.  .............       38,700         313,613
     Yorkshire Water P.L.C. .........      120,424       1,115,817
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $102,130,983)  ...........                  115,816,420
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *British Pound Sterling
     (Cost $255,174)  ...............                      253,011
                                                     -------------
   PREFERRED STOCK -- (0.0%)
    *Welsh Water P.L.C. Cumulative
     Redeemable  ....................       76,860         126,920
    *Wessex Water P.L.C. Cumulative
     Redeemable  ....................      149,096         115,124
                                                     -------------
   TOTAL PREFERRED STOCK
     (Cost $111,389)  ...............                      242,044
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Pilkington P.L.C. Rights
     12/11/95 (Cost $0)  ............       68,231          38,600
                                                     -------------
   TOTAL -- UNITED KINGDOM
     (Cost $102,497,546)  ...........                  116,350,075
                                                     -------------



THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   GERMANY -- (8.0%)
   COMMON STOCKS -- (7.8%)
     AEG AG .........................       3,900      $   384,610
     AGIV AG fuer Industrie &
      Verkehrswesen  ................       7,500          138,390
    #BASF AG ........................      13,750        3,012,267
     BHF Bank .......................      16,500          432,740
    #BMW (Bayerische Motorenwerke
      AG), Muenchen  ................       3,836        2,065,131
     Badenwerk AG ...................         950          324,326
     Bankgesellschaft Berlin AG .....       5,050        1,359,347
    #Bayer AG .......................      15,950        4,147,881
    #Bayerische Hypotheken und
      Wechselbank AG  ...............      55,700        1,378,065
    #Bayerische Vereinsbank AG ......      53,350        1,539,297
     Berliner Kraft & Licht Bewag AG
      Series A ......................       1,550          444,648
     Bilfinger & Berger Bau AG,
      Mannheim  .....................         800          310,712
   *#Bremer Vukan Verbund AG ........       2,750           80,390
     CKAG Colonia Konzern AG ........         215          157,498
    #Commerzbank AG .................       7,825        1,808,889
     Continental AG .................      19,000          278,369
     DBV Holding AG .................         800          268,141
    #Daimler-Benz AG ................       8,250        4,056,583
    #Deutsche Bank AG ...............      31,600        1,481,728
     Deutsche Hypothekenbank
      Frankfurt AG  .................         300          183,483
     Deutsche Pfandbrief und
      Hypothekenbank AG  ............       6,600          250,864
    #Dresdner Bank AG, Frankfurt ....     100,600        2,694,022
     GEA AG .........................         300          108,224
     Heidelberger Zement AG,
      Heidelberg  ...................         800          486,524
    #Hoechst AG .....................      12,600        3,259,281
     Holzmann (Philipp) AG ..........       1,000          375,259
     Karstadt AG ....................       1,750          690,567
    *Koelnische Rueckversicherungs-
      Gesellschaft AG  ..............         200          140,152
    *Koelnische Rueckversicherungs-
      Gesellschaft AG Em 95 .........         100           67,035
     Linde AG .......................         100           58,604
    #Man AG, Muenchen ...............       2,950          832,809
   *#Metallgesellschaft AG, Frankfurt      17,640          388,275
     Preussag AG ....................       3,050          877,270
    *Ruetgerswerke AG ...............         467           77,134
     Schmalbach-Lubeca AG ...........         780          113,739
    #Siemens AG .....................      11,350        5,926,001
     Thuega AG ......................         557          184,384
    *Thyssen AG .....................       2,450          452,751
    *Thyssen Industrie AG, Essen ....       1,950          191,361
    #Veba AG ........................     100,500        4,097,788
     Vereins & Westbank AG ..........         807          178,466
     Volkswagen AG ..................       6,900        2,236,420
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $41,855,169)  ............                   47,539,425
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.2%)
    *German Marks (Cost $1,093,075) .                    1,085,215
                                                     -------------
   TOTAL -- GERMANY
     (Cost $42,948,244)  ............                   48,624,640


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   FRANCE -- (7.2%)
   COMMON STOCKS -- (7.1%)
     Accor SA .......................      5,446       $   662,041
     Alcatel Alsthom Cie Generale
      d'Electricite SA  .............     41,012         3,420,820
     Au Bon Marche SA ...............      2,500           458,877
    #Axa SA .........................     45,079         2,700,219
     Bouygues .......................      4,100           450,712
     CPR (Cie Parisienne de
      Reescompte)  ..................      2,200           170,351
    *Cap Gemini Sogeti SA ...........     10,000           298,897
     Carnaudmetalbox SA .............     17,100           752,606
    *Centrale du Groupe des
      Assurances Nationales SA  .....     13,800           444,313
     Chargeurs SA ...................      2,050           444,132
     Christian Dior SA ..............     10,800         1,042,086
     Ciments Vicat ..................        800            73,821
    *Club Mediterranee SA ...........      2,444           197,579
     Credit Commercial de France ....     13,133           619,108
     Credit Foncier de France .......      7,200           140,534
     Credit National ................      2,575           175,730
     Dassault Aviation SA ...........      2,500           171,615
     ECIA (Equipements et Composants
      pour l'Industrie Automobile) ..      1,100           125,777
     Elf Aquitaine SA ...............     73,784         5,174,502
     Eridania Beghin-Say SA .........      7,200         1,174,243
     Financiere de Paribas SA
      Series A  .....................     33,020         1,838,124
     Groupe Andre SA ................      1,000            68,205
     Labinal SA .....................      1,000            98,295
     Navigation Mixte SA ............      4,386           659,880
     Pechiney International SA ......     20,150           401,383
     Peugeot SA .....................     13,650         1,766,148
     Poliet SA ......................      6,322           509,818
     Rhone-Poulenc SA Series A ......     87,207         1,868,347
     Saint Louis (SLB) ..............      2,100           548,485
     Saint-Gobain ...................     22,958         2,648,114
     Sanofi SA ......................      2,365           137,061
    *Societe Centrale
      d'Investissements .............        100            28,084
     Societe Centrale des Assurances
      Generales de France SA ........     37,100         1,194,493
     Societe Generale Paris .........     23,790         2,806,123
     Sommer-Allibert SA .............        600           157,432
     Sophia SA ......................        800            33,220
     Sovac SA .......................      2,500           305,918
     Spie Batignolles ...............     25,760           948,753
     Suez SA ........................     43,704         1,642,078
     Thomson CSF ....................     28,456           625,062
     Total SA Series B ..............     63,644         3,919,500
     UAP SA .........................     82,000         2,125,256
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $44,708,916)  ............                   43,027,742
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *French Francs (Cost $668,863) ..                      665,113
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Sophia SA Warrants 03/31/99
     (Cost $0)  .....................        400               365
                                                     -------------
   TOTAL -- FRANCE
     (Cost $45,377,779)  ............                   43,693,220
                                                     -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   SWITZERLAND -- (6.2%)
   COMMON STOCKS -- (6.0%)
    *Ascom Holding AG, Bern .........         600      $   531,743
     BBC Brown Boveri AG, Baden .....         480          552,194
     Baer Holding AG, Zuerich .......         425          494,354
     Baloise Holding, Basel .........         514        1,040,264
     Banque Cantonale Vaudoise ......       1,505          775,905
     Bobst SA, Prilly ...............       1,005        1,541,542
     CS Holding, Zuerich (Namen) ....      68,000        6,461,015
     Forbo Holding AG, Eglisau ......       3,380        1,316,285
     Landis & Gyr AG, Zug ...........       3,100        1,946,911
    *Oerlikon-Buehrle Holding AG,
      Zuerich  ......................      23,000        1,881,551
     Pargesa Holding SA, Geneve .....       1,785        2,129,528
     Rieter Holding AG, Winterthur ..       1,125          309,651
     SBV (Schweizerischer Bankverein)      26,450       10,548,445
     SBV (Schweizerischer Bankverein)
      (Namen) .......................         500           99,489
     SIG (Schweizerische Industrie
      Gesellschaft Holding AG),
      Neuhausen am Rheinfall  .......         390          747,763
    *Saurer AG, Arbon ...............       2,200          764,891
     Schindler Holding AG, Hergiswil          170          851,086
     Schindler Holding AG, Hergiswil
      (Participating)  ..............          95           95,526
    *Societe International Pirelli
      SA, Basel  ....................       4,100          447,209
     Sulzer AG, Winterthur ..........       6,125        3,392,629
     Sulzer AG, Winterthur
      (Participating)  ..............         175           91,265
    *Swissair Schweizerische
      Luftverkehr AG, Zuerich  ......         900          638,858
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $34,602,327)  ............                   36,658,104
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.2%)
    *Swiss Francs (Cost $933,640) ...                      926,878
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Rieter Holding AG, Winterthur
     Warrants 03/13/96 (Cost $0)  ...       1,125            2,109
                                                     -------------
   TOTAL -- SWITZERLAND
     (Cost $35,535,967)  ............                   37,587,091
                                                     -------------
   NETHERLANDS -- (4.6%)
   COMMON STOCKS -- (4.6%)
     ABN Amro Holding NV ............     110,253        4,909,970
     Akzo Nobel NV ..................       2,900          327,795
     DSM NV .........................      23,000        1,832,613
     Fortis Amev NV .................      49,358        3,298,662
     Gist-Brocades NV ...............      11,396          330,829
     Heineken Holding NV Series A ...         800          129,957
     Hollandsche Beton Groep NV .....       2,470          364,321
     Internationale Nederlanden Groep
      NV  ...........................     188,082       12,314,200
     KLM Royal Dutch Airlines NV ....      47,800        1,641,557
     Nedlloyd Groep NV, Rotterdam ...      17,100          333,762
     Oce Van der Grinten NV, Venlo ..      12,300          752,131
     Pakhoed NV .....................       8,100          221,637
     Philips Electronics NV .........      22,900          901,007
     Royal Dutch Petroleum Co., Den
      Haag  .........................         400           51,464
     Stad Rotterdam .................      22,457          657,481


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   TOTAL COMMON STOCKS
     (Cost $20,957,891)  ............                  $28,067,386
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Netherlands Guilder (Cost
     $162,988)  .....................                      161,056
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Stad Rotterdam Rights 01/12/96
     (Cost $0)  .....................       22,457               0
                                                     -------------
   TOTAL -- NETHERLANDS
     (Cost $21,120,879)  ............                   28,228,442
                                                     -------------
   HONG KONG -- (3.8%)
   COMMON STOCKS -- (3.7%)
     Allied Properties (Hong Kong),
      Ltd. ..........................    1,778,000         218,442
    #Amoy Properties, Ltd. ..........    1,771,000       1,694,846
     CDL Hotels International, Ltd. .    1,189,710         534,658
     Century City International
      Holdings, Ltd. ................    1,482,646         333,631
     Chinese Estates Holdings, Ltd. .      588,000         395,422
     Great Eagle Holdings, Ltd. .....      334,600         891,401
     HKR International, Ltd. ........      719,200         613,866
     Hang Lung Development Co., Ltd.       961,000       1,522,438
     Hong Kong & Shanghai Hotels,
      Ltd. ..........................      845,000       1,065,470
     Hysan Development Co., Ltd. ....      375,000         977,207
     Lai Sun Development Co., Ltd. ..    1,940,000         243,362
     Lai Sun Garment (International),
      Ltd. ..........................      114,000         118,681
     Miramar Hotel & Investment Co.,
      Ltd. ..........................      175,000         345,134
     New World Development Co., Ltd.     1,240,739       5,182,782
    *Orient Telecom & Technology
      Holdings, Ltd.  ...............    1,178,000         365,626
    #Paliburg Holdings, Ltd. ........      712,500         511,397
     Realty Development Corp., Ltd.
      Series A  .....................       98,000         314,310
    #Regal Hotels International
      Holdings, Ltd. ................    2,198,816         486,256
     Semi-Tech (Global) Co., Ltd. ...      250,323         385,237
    *Sino Hotels (Holdings), Ltd. ...      494,230         111,853
    #Sino Land Co., Ltd. ............    1,797,200       1,406,151
     Stelux Holdings International,
      Ltd. ..........................      601,552         154,035
     Tsim Sha Tsui Properties, Ltd. .      294,000         226,227
    #Wharf Holdings, Ltd. ...........      986,000       3,296,230
     Wheelock and Co., Ltd. .........      750,000       1,246,363
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $23,519,121)  ............                   22,641,025
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *Hong Kong Dollars
     (Cost $435,240)  ...............                      435,348
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Century City International
     Holdings, Ltd. Warrants
     12/31/95 (Cost $0)  ............        4,512               6
    *HKR International, Ltd. Warrants
     06/23/00  ......................      143,840          46,970
    *Paliburg Holdings, Ltd. Warrants
     12/31/98  ......................       88,254           7,989
                                                     -------------


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)  .....................                      54,965
                                                    -------------
                                            Face
                                            Amount
                                             (000)
   BONDS -- (0.0%)
    *HKR International, Ltd. 6.00%
     06/26/00 (Cost $219,959)  ......           19        204,477
                                                    -------------
   TOTAL -- HONG KONG
     (Cost $24,174,320)  ............                  23,335,815
                                                    -------------
                                            Shares
                                        -----------
   AUSTRALIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
     Australia and New Zealand
      Banking  Group, Ltd. ..........      504,800      2,249,504
    *Australian National Industries,
      Ltd. ..........................      257,700        206,707
     Boral, Ltd. ....................      361,000        855,291
     Burns, Philp & Co., Ltd. .......      181,614        403,308
     CSR, Ltd. ......................      312,712      1,001,009
    *Caltex Australia, Ltd. .........       46,600        162,667
    #Commonwealth Bank of Australia .      190,926      1,486,081
     Fosters Brewing Group, Ltd. ....      554,940        910,866
     Goodman Fielder, Ltd. ..........      463,713        464,943
     Hardie (James) Industries, Ltd.       105,756        174,371
     MIM Holdings, Ltd. .............      626,394        851,363
    #National Australia Bank, Ltd ...      316,995      2,763,992
     News Corp., Ltd. ...............      550,820      2,888,221
     Pasminco, Ltd. .................       75,500         86,354
     Pioneer International, Ltd. ....      190,000        485,432
     QCT Resources, Ltd. ............      123,832        147,153
     Renison Goldfields Consolidated,
      Ltd.  .........................       37,548        172,900
     Santos, Ltd. ...................      208,125        550,289
     Southcorp Holdings, Ltd. .......      158,708        352,441
     Westpac Banking Corp. ..........      706,810      2,929,228
                                                    -------------
   TOTAL COMMON STOCKS
     (Cost $17,302,875)  ............                  19,142,120
                                                    -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Australian Dollar (Cost $46,660)                      45,904
                                                    -------------
   TOTAL -- AUSTRALIA
     (Cost $17,349,535)  ............                  19,188,024
                                                    -------------
   ITALY -- (2.9%)
   COMMON STOCKS -- (2.5%)
    #Banca Commerciale Italiana SpA .    1,034,000      1,965,829
    *Banca Nazionale dell'Agricoltura
      SpA  ..........................       75,000         46,811
    *Banca Toscana ..................      302,500        522,139
   *#Banca di Roma ..................    2,196,000      1,972,144
    #Banco Ambrosiano Veneto SpA ....      349,000        862,133
   *#Banco di Napoli ................      335,000        155,034
   *#CIR SpA (Cie Industriale
      Riunite), Torino  .............      885,000        525,244
     Cartiere Burgo SpA .............       40,000        195,622
    #Credito Italiano ...............    1,770,000      1,823,133
    *FERFIN (Ferruzzi Finanziaria
      SpA) ..........................       30,935         19,888
     Fiat SpA .......................      207,000        625,272
    #Fidis SpA ......................      216,500        358,125


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
   *#Gemina SpA, Milano .............    1,094,000     $   431,716
    #Italcementi Fabbriche Riunite
      Cemento SpA, Bergamo  .........      157,000         845,385
     Italmobiliare SpA, Milano ......       14,330         184,166
    *La Fondiara Assicurazioni SpA ..       79,800         326,386
     Magneti Marelli SpA ............       50,000          61,757
    *Milano Assicurazioni SpA .......       49,520         161,041
   *#Olivetti (Ing C & C) SpA, Ivrea     1,617,000       1,071,932
   *#Pirelli SpA ....................      447,000         543,724
    *Telecom Italia SpA .............    1,150,000       1,564,259
    #Toro Assicurazioni Cia Anonima
      d'Assicurazione di Torino SpA         39,000         534,146
     Unipol SpA .....................       37,870         241,572
                                                     -------------
   TOTAL COMMON STOCKS
     (Cost $18,098,783)  ............                   15,037,458
                                                     -------------
   INVESTMENT IN CURRENCY -- (0.4%)
    *Italian Lira (Cost $2,391,883) .                    2,400,444
                                                     -------------
   RIGHTS/WARRANTS -- (0.0%)
    *Olivetti (Ing C & C) SpA Rights
     12/15/95 (Cost $0)  ............    1,617,000          92,530
                                                     -------------
   TOTAL -- ITALY (Cost $20,490,666)                    17,530,432
                                                     -------------
   SWEDEN -- (2.4%)
   COMMON STOCKS -- (2.4%)
     Celsius Industrier AB Series B .        2,400          49,503
     Electrolux AB Series B .........        8,900         382,788
     Gullspangs Kraft AB Series B ...        6,200          87,624
     Industrie AB Euroc, Malmoe
      Series A  .....................        3,000          79,297
     Kinnevik Industrifoervaltnings
      AB Series B  ..................        3,500          99,465
     Marieberg Tidnings AB Series A .        9,400         224,049
     Mo Och Domsjoe AB Series B .....        3,500         175,401
     NCC AB Series B ................       31,000         355,233
     SSAB Swedish Steel Series A ....       59,400         594,454
     Skandinaviska Enskilda Banken
      Series A  .....................      333,700       2,600,260
     Stora Kopparbergs Bergslags AB
      Series A ......................      166,500       2,098,739
     Svenka Cellulosa AB Series B ...      122,100       2,070,756
     Svenska Handelsbanken Series A .      144,500       2,925,325
     Svenska Kullagerfabriken AB
      Series B  .....................        9,100         184,225
     Sydkraft AB Series C ...........        8,800         146,555
     Trelleborg AB Series B .........       64,900         733,782
    *Trygg-Hansa AB Series B ........       36,900         583,522
     Volvo AB Series B ..............       55,000       1,142,857
                                                     -------------
   TOTAL -- SWEDEN
     (Cost $12,468,638)  ............                   14,533,835
                                                     -------------
   SPAIN -- (2.2%)
   COMMON STOCKS -- (2.1%)
     Autopistas del Mare Nostrum SA .       13,300         170,707
     Banco Central Hispanoamericano
      SA  ...........................       69,600       1,427,620
     Dragados y Construcciones SA ...       23,000         299,878
     Fabricacion de Automoviles
      Renault de Espana SA  .........        9,146         132,992
     Fuerzas Electricas de Cataluna
      SA Series A ...................       88,700         577,883
     GESA (Gas y Electricidad SA) ...        4,100         210,496
     Iberdrola SA ...................      385,700       3,274,220


THE DFA INTERNATIONAL VALUE SERIES
CONTINUED
                                          Shares             Value+
                                        -----------   -------------
     Sevillana de Electricidad ......      125,100     $  888,200
     Telefonica de Espana SA ........      370,400      5,115,190
     Union Electrica Fenosa SA ......      122,200        663,116
     Vallehermoso SA ................       17,200        304,598
                                                    -------------
   TOTAL COMMON STOCKS
     (Cost $11,389,708)  ............                  13,064,900
                                                    -------------
   INVESTMENT IN CURRENCY -- (0.1%)
    *Spanish Peseta (Cost $368,619) .                     364,429
                                                    -------------
   TOTAL -- SPAIN (Cost $11,758,327)                   13,429,329
                                                    -------------
   SINGAPORE -- (1.4%)
   COMMON STOCKS -- (1.4%)
     Far East Levingston
      Shipbuilding,  Ltd. ...........       30,000        126,731
     Hotel Properties, Ltd. .........      333,000        491,757
     Industrial & Commercial Bank,
      Ltd. ..........................       13,000         46,148
     Marco Polo Developments, Ltd. ..      265,000        361,235
     Natsteel, Ltd. .................      183,000        376,784
     Neptune Orient Lines, Ltd. .....      593,000        623,103
     Shangri-La Hotel, Ltd. .........      123,000        417,423
     Singapore Land, Ltd. ...........      298,000      1,787,788
     Straits Steamship Land, Ltd. ...      359,000      1,136,770
     Straits Trading Co., Ltd. ......      243,000        548,626
     United Industrial Corp., Ltd. ..    1,368,000      1,184,920
    #United Overseas Land, Ltd. .....      458,000        884,459
     Wing Tai Holdings, Ltd. ........       96,000        186,070
                                                    -------------
   TOTAL COMMON STOCKS
     (Cost $8,029,110)  .............                   8,171,814
                                                    -------------
   INVESTMENT IN CURRENCY -- (0.0%)
    *Singapore Dollars (Cost
     $124,854)  .....................                     125,292
                                                    -------------
   TOTAL -- SINGAPORE
     (Cost $8,153,964)  .............                   8,297,106
                                                    -------------
   BELGIUM -- (1.2%)
   COMMON STOCKS -- (1.2%)
    #Banque Bruxelles Lambert .......        4,900        815,980
     Banque Bruxelles Lambert
      (Precompte Reduit)  ...........          128         21,294
     CMB (Cie Martime Belge) ........        2,300        160,168
     Electrafina SA .................        6,600        621,699
     Generale de Banque SA ..........        2,600        874,685
     Gevaert Photo-Producten NV .....        2,700        158,503
     Glaverbel SA ...................          922        101,428
    *Glaverbel SA VVPR ..............           22              3
     Groupe Bruxelles Lambert SA,
      Bruxelles  ....................        5,200        667,384
     Nationale a Portefeuille .......        3,800        227,553
     Powerfin SA ....................        6,200        739,411
     Societe Generale de Belgique SA        19,080      1,418,563
     Sofina SA ......................          500        239,277
     Solvay SA ......................        2,200      1,119,428
    *Union Miniere SA ...............        5,400        334,264
                                                    -------------
   TOTAL COMMON STOCKS
     (Cost $6,691,331)  .............                   7,499,640
                                                    -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                Face
                                                                                               Amount         Value+
                                                                                              ---------   --------------
                                                                                                 (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $101,969)  .........................................................                $     99,120
                                                                                                         --------------
TOTAL -- BELGIUM
  (Cost $6,793,300) .......................................................................                   7,598,760
                                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (2.0%)
  Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S.
   Treasury  Notes, 6.125%, 05/31/97) (Cost $12,185,000) ..................................    $12,185       12,185,000
                                                                                                         --------------
TOTAL INVESTMENTS -- (102.6%) (Cost $604,001,197)  ........................................                 625,269,601
                                                                                                         --------------
OTHER ASSETS AND LIABILITIES -- (-2.6%)
 Other Assets  ............................................................................                   3,188,712
 Liabilities  .............................................................................                 (19,071,981)
                                                                                                         --------------
                                                                                                            (15,883,269)
                                                                                                         --------------
NET ASSETS -- (100.0%) Applicable to 57,777,272 Outstanding $.01 Par Value Shares
  (Unlimited Number of Shares Authorized) .................................................                $609,386,332
                                                                                                         ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  .................................                $      10.55
                                                                                                         ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
@Denominated in Local Currency

                 See accompanying Notes to Financial Statements

                             STATEMENT OF NET ASSETS
                           THE EMERGING MARKETS SERIES
                                NOVEMBER 30, 1995

                                              Shares        Value+
                                              ------        ------
   BRAZIL -- (12.7%)
   COMMON STOCKS -- (4.8%)
    Banco Bradesco SA .................     26,920,000    $  200,367
   *Banco do Estado de Sao Paulo SA ...      5,100,000        29,301
    Belgo Mineira .....................        970,000        63,261
    Lojas Americanas SA ...............     10,390,000       215,114
    Mannesmann SA .....................        149,000        25,450
    Souza Cruz Industria e Comercio ...         20,000       119,048
    Telecomunicacoes Brasileiras SA ...     42,050,000     1,698,106
    VSMA (Cia Vidraria Santa Marina) ..         10,000        33,126
                                                          -----------
   TOTAL COMMON STOCKS
     (Cost $2,167,651)  ...............                    2,383,773
                                                          -----------
   PREFERRED STOCK -- (7.9%)
    Aracruz Celulose SA Series B ......         79,999       144,098
    Banco Bradesco SA .................     52,129,796       450,604
    Banco Itau SA .....................      1,140,000       329,255
   *Banco do Brasil SA ................     17,090,000       222,028
    Brasmotor SA ......................        600,000       126,087
    COFAP (Cia Fabricadora De Pecas) ..          5,100        26,134
    Cervejaria Brahma .................      1,590,767       627,414
    Duratex SA ........................      1,880,000        80,571
    Embraco SA ........................        130,000        80,745
    Ericsson Telecomunicacoes SA ......      6,500,000        24,896
    IKPC Industrias Klabin de Papel e
     Celulose SA  .....................         36,875        35,501
    Investimentos Itau SA .............        690,000       350,000
    Multibras Eletrodomesticos SA .....        315,000       280,435
    Paranapanema SA ...................      2,120,000        25,875
    Sadia Concordia SA ................        100,000        68,323
    Telecomunicacoes Brasileiras SA ...        137,922         6,796
    USIMINAS (Usinas Siderurgicas de
     Minas Gerais SA)  ................    221,390,000       197,097
    Vale do Rio Doce ..................      3,990,000       648,478
    White Martins SA ..................    184,100,000       179,145
                                                          -----------
   TOTAL PREFERRED STOCK (Cost
     $3,653,756)  .....................                    3,903,482
                                                          -----------
   TOTAL -- BRAZIL (Cost $5,821,407) ..                    6,287,255
                                                          -----------
   MEXICO -- (12.2%)
   COMMON STOCKS -- (12.2%) ...........
    Apasco S.A. de C.V. ...............          8,000        32,447
    CEMEX (Cementos de Mexico S.A. de
     C.V.) Series B  ..................        158,000       508,457
   *COMERCI (Controladora Comercial
     Mexicana S.A. de C.V.) Series B  .        115,000        70,346
    Cifra S.A. de C.V. Series C .......        475,000       491,423
    El Puerto de Liverpool S.A. Series
     C1  ..............................        170,000        90,426
    Empresas ICA Sociedad Controladora
     S.A. de C.V.  ....................         15,000       154,388
   *Empresas la Moderna S.A. de C.V.
     Series A  ........................         66,000       240,479
    Fomento Economico Mexicano S.A. de
     C.V. Series B  ...................         78,000       180,271
   *Grupo Carso S.A. de C.V. Series A-1        134,000       744,840
    Grupo Financiero Banamex Accival
     S.A. de C.V. Series B  ...........        225,000       345,878


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
    Grupo Financiero Banamex Accival
     S.A. de C.V. Series L  ...........        6,250        $  8,893
   *Grupo Financiero Bancomer S.A. de
     C.V. Series B  ...................      210,380          58,750
   *Grupo Financiero Bancomer S.A. de
     C.V. Series L  ...................        7,792           1,886
   *Grupo Financiero GBM Atlantico S.A.
     de C.V. Series B  ................       30,000          30,798
    Grupo Financiero Invermexico S.A.
     de C.V. Series B  ................      105,000          27,925
   *Grupo Financiero Invermexico S.A.
     de C.V. Series L  ................          500             146
   *Grupo Financiero Serfin S.A. de
     C.V. Series B  ...................      225,000         137,633
   *Grupo Gigante S.A. Series B .......       30,000           5,465
    Grupo Industrial Alfa S.A. Series A       25,000         294,880
    Grupo Industrial Bimbo S.A. de C.V.
     Series A  ........................       48,000         162,128
    Grupo Televisa S.A. (Certificate
     Representing Series A, Series D,
     + Series L)  .....................       33,000         359,840
    Kimberly Clark de Mexico S.A. de
     C.V. Series A  ...................       29,000         379,854
    Telefonos de Mexico S.A. Series A .       50,000          83,112
    Telefonos de Mexico S.A. Series L .      869,000       1,444,481
    Tolmex S.A. de C.V. Series B-2 ....       16,000          64,894
    Vitro S.A. ........................       51,600         103,612
                                                          -----------
   TOTAL -- MEXICO (Cost $6,995,848) ..                    6,023,252
                                                          -----------
   MALAYSIA -- (12.0%)
   COMMON STOCKS -- (11.3%)
    AMMB Holdings Berhad ..............       11,000         114,018
    AMMB Holdings Berhad 7.5% Unsecured
     Loan Stock 1999  .................        2,000             979
    Amsteel Corp. Berhad ..............       32,000          21,733
   *Amsteel Corp. Berhad Issue August
     95  ..............................       32,000          20,470
    Aokam Perdana Berhad ..............       10,000          14,689
    Asiatic Development Berhad ........       38,000          36,012
    Berjaya Leisure Berhad ............       10,000           8,647
    Commerce Asset Holding Berhad .....       10,000          48,569
    DCB Holdings Berhad ...............       43,000         113,761
    Edaran Otomobil Nasional Berhad ...       11,000          79,052
    Ekran Berhad ......................       12,000          27,957
    Genting Berhad ....................       40,000         345,903
    Golden Hope Plantations Berhad ....       55,000          88,174
    Guiness Anchor Berhad .............        9,000          15,637
    Highlands and Lowlands Berhad .....       25,000          35,933
    Hong Leong Credit Berhad ..........       15,000          59,822
    Hong Leong Industries Berhad ......        7,000          32,063
    Hume Industries (Malaysia) Berhad .       12,000          54,018
    Kamunting Corp. Berhad ............       40,000          29,852
    Kedah Cement Holdings Berhad ......        7,000          11,388
    Kuala Lumpur Kepong Berhad ........       29,000          83,593
    Leader Universal Holdings Berhad ..       20,000          53,307
    Lion Land Berhad ..................        1,000           1,042


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares          Value+
                                             ------          -------
    Magnum Corp. Berhad ...............       51,000      $   98,274
    Malayan Banking Berhad ............       69,000         547,641
    Malayan Cement Berhad .............       19,000          33,611
    Malayan United Industries Berhad ..       50,000          38,105
    Malaysia Mining Corp. Berhad ......       20,000          26,377
    Malaysian Airlines System .........       42,000         123,554
    Malaysian International Shipping
     Corp. (Foreign)  .................       59,666         146,073
    Malaysian Oxygen Berhad ...........        7,000          25,568
    Nestle (Malaysia) Berhad ..........       12,000          84,343
    New Straits Times Press (M) Berhad        11,000          36,703
    Nylex (Malaysia) Berhad ...........        8,000          24,008
    Oriental Holdings Berhad ..........        7,000          32,892
    Perusahaan Otomobil Nasional Berhad       28,000          94,531
    Public Bank Berhad (Foreign) ......        8,000          14,910
    RJ Reynolds Berhad ................       13,000          29,516
    Resorts World Berhad ..............       66,000         323,159
    Rothmans of Pall Mall Malaysia
     Berhad  ..........................       16,000         122,567
    Shell Refining Co. Federation of
     Malaysia Berhad  .................       13,000          39,526
    Sime Darby Berhad (Malaysia) ......      119,800         309,848
    Sime UEP Properties Berhad ........       21,000          33,500
    Tan Chong Motor Holdings Berhad ...       37,000          37,256
    Telekom Malaysia Berhad ...........      120,000         895,558
    Tenaga Nasional Berhad ............      185,000         693,978
    UMW Holdings Berhad ...............       14,800          34,772
    United Engineers (Malaysia) Berhad        69,000         430,484
                                                          -----------
   TOTAL COMMON STOCKS
    (Cost $5,924,676)  .................                    5,573,373
                                                          -----------
   INVESTMENT IN CURRENCY -- (0.7%)
   *Malaysian Ringetts (Cost $330,252)                       331,439
                                                          -----------
   TOTAL -- MALAYSIA (Cost $6,254,928)                     5,904,812
                                                          -----------
   INDONESIA -- (11.5%)
   COMMON STOCKS -- (11.5%)
    PT Astra International (Foreign) ..      234,000         466,360
   *PT Bakrie & Brothers (Foreign) ....       24,000          42,050
    PT Bank Dagang Nasional Indonesia
     (Foreign)  .......................       40,000          33,289
    PT Bank Danamon (Foreign) .........       23,000          34,001
    PT Bank International Indonesia
     (Foreign)  .......................       16,000          51,161
    PT Barito Pacific Timber (Foreign)       105,000          77,037
    PT Charoen Pokphand Indonesia
     (Foreign)  .......................       38,000          76,566
    PT Ciputra Development (Foreign) ..       12,000          21,813
    PT Dankos Laboratories (Foreign) ..       10,500          23,686
    PT Gadjah Tunggal (Foreign) .......      298,000         169,689
    PT Hadtex Indosyntec (Foreign) ....       37,000          19,448
    PT Hanjaya Mandala Sampoerna
     (Foreign)  .......................      157,250       1,577,322
    PT Hero Supermarket (Foreign) .....       39,000          76,872
    PT Indah Kiat Pulp & Paper Corp.
     (Foreign)  .......................      303,141         219,090
    PT Indocement Tunggal Prakarsa
     (Foreign)  .......................       90,000         305,519
    PT Indofood Sukses Makmur (Foreign)       57,000         249,671
    PT Indorama Synthetics (Foreign) ..       39,550         121,266
    PT Indosat (Foreign) ..............       77,000         260,545
    PT Inti Indorayon Utama (Foreign) .      141,000         149,770
    PT Jakarta International Hotel and
     Development (Foreign)  ...........      145,000         171,485


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
    PT Japfa Comfeed Indonesia
     (Foreign)  .......................       29,000        $ 14,608
    PT Jaya Real Property (Foreign) ...       12,000          29,435
    PT Kabelmetal Indonesia (Foreign) .       53,000          45,850
    PT Kalbe Farma (Foreign) ..........       75,000         238,173
    PT Kawasan Industri Jababeka
     (Foreign)  .......................       15,000          23,982
    PT Lippo Bank (Foreign) ...........       14,000          20,543
    PT Lippo Land Development .........       87,000          57,162
    PT Matahari Putra Prima (Foreign) .       17,000          31,461
    PT Mayora Indah (Foreign) .........      288,720         196,021
    PT Modern Photo Film Co. (Foreign)        47,000         267,630
    PT Mulia Industrindo (Foreign) ....       11,000          29,271
    PT Pabrik Kertas Tjiwi Kimia
     (Foreign)  .......................       26,550          23,550
    PT Pakuwon Jati (Foreign) .........      156,000         111,038
    PT Polysindo Eka Perkasa (Foreign)       140,000          84,319
    PT Semen Cibinong (Foreign) .......       33,000          78,055
    PT Semen Gresik (Foreign) .........       51,000         125,099
    PT Summarecon Agung (Foreign) .....       41,000          25,142
    PT Tempo Scan Pacific (Foreign) ...       12,000          31,012
    PT Tigaraksa Satria (Foreign) .....       14,000          47,219
    PT Unggul Indah Corp. (Foreign) ...       55,000          51,796
                                                          -----------
   TOTAL -- INDONESIA (Cost $5,432,462)                    5,678,006
                                                          -----------
   ARGENTINA -- (10.9%)
   COMMON STOCKS -- (10.9%)
   *Acindar Industria Argentina de
     Aceros SA Series A  ..............       57,000          35,643
   *Alpargatas SA Industrial y
     Comercial  .......................       23,000           9,780
    Astra Cia Argentina de Petroleos SA      124,840         212,334
    Bagley y Cia, Ltd. SA Series B ....       31,900          70,215
    Banco Frances del Rio de la Plata
     SA  ..............................       39,000         339,470
    Banco de Galicia y Buenos Aires SA
     Series A  ........................       75,815         375,472
   *Buenos Aires Embotelladora SA
     Series B  ........................          100         125,563
   *CIADEA SA .........................       35,000         150,575
   *Celulosa Argentina SA Series B ....      114,000          41,289
   *Corcemar Corporacion Cementera
     Argentina SA Series B  ...........        4,078          17,952
   *Indupa SA Industrial y Comercial ..      209,000         127,554
    Industrias Petroq Koppers .........       18,000          72,396
    Irsa Inversiones y Representaciones
     SA  ..............................       34,979          75,242
    Juan Minetti SA ...................       12,240          39,187
    Ledesma SA ........................       67,000          77,088
    Molinos Rio de la Plata SA Series B       17,447         135,282
    Naviera Perez Companc SA Series B .       46,020         223,309


THE EMERGING MARKETS SERIES
CONTINUED
                                              Shares          Value+
                                              ------          ------
    Nobleza-Piccardo Sdad Industrial
     Comercial y Financiera Pica  .....        15,542     $   60,644
   *Sevel Argentina SA Series C .......        20,034         33,072
    Siderca SA Series A ...............       329,000        277,157
   *Sociedad Comercial del Plata ......        69,000        167,754
    Telecom Argentina Stet-France SA
     Series B  ........................       136,000        608,224
    Telefonica de Argentina SA Series B       325,000        809,655
    YPF Sociedad Anonima Yacimientos
     Petroliferos Fiscales Series D  ..        67,000      1,303,802
                                                          -----------
   TOTAL -- ARGENTINA (Cost $5,519,340)                    5,388,659
                                                          -----------
   PORTUGAL -- (10.0%)
   COMMON STOCKS -- (9.5%)
    BCP (Banco Comercial Portugues SA)        116,900      1,531,660
    Banco Totta & Acores SA ...........         3,900         62,941
    Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA  ........        15,200        160,729
    EFACEC (Empresa Fabril de Maquinas
     Electricas)  .....................         2,200         19,444
    Filmes Lusomundo SA ...............           300          3,634
    Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)  .................        13,900        752,343
   *Lusotur Sociedad Financeira de
     Turismo SA  ......................         5,500        120,528
    Mague-Gestao e Participacoes SA ...         4,800         88,713
    Modelo Continente SGPS SA .........         7,700        191,356
    Mota & Companhia SA Empreiteiros de
     Obras Publicas e Construcao e
     Civil  ...........................         5,000        105,677
   *Portugal Telecom SA ...............        13,928        254,749
    Salvador Caetano Industrias
     Metalurgicas e Veiculos de
     Transporte SA  ...................         5,764         77,919
    Sociedad Construcoes Soares da
     Costa SA  ........................         9,730        119,971
    Sonae Investimentos Sociedade
     Gestora de Participacoes Sociais
     SA  ..............................        42,200        891,353
    Uniceruniao Cervejeira SA .........        20,600        318,858
                                                          -----------
   TOTAL COMMON STOCKS
     (Cost $5,039,383)  ...............                    4,699,875
                                                          -----------
   INVESTMENT IN CURRENCY -- (0.5%)
   *Portuguese Escudos (Cost $249,651)                       247,002
                                                          -----------
   TOTAL -- PORTUGAL (Cost $5,289,034)                     4,946,877
                                                          -----------
   TURKEY -- (9.8%)
   COMMON STOCKS -- (9.8%)
    Akbank ............................     2,675,500        645,609
    Akcimento .........................        33,000         16,827
    Aksa ..............................       590,522        161,315
    Alarko Holding ....................       221,810         82,810
    Arcelik A.S. ......................     1,877,824        184,670
    Aygaz .............................       241,000        120,697
    Bekoteknik Sanayi A.S. ............       428,285         33,149
    Brisa Bridgestone Sanbanci Lastik
     San & Tic A.S.  ..................       474,000        120,852
    CIMSA A.S. (Cimento Sanayi ve
     Ticaret)  ........................       117,000         58,596
    Cimentas A.S. .....................       101,000         48,743
    Cukurova Elektrik A.S. ............       209,000        133,218
    Dogan Sirketler Grubu Holdings A.S.     1,573,000         54,429


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
    Dogan Sirketler Grubu Holdings A.S.
     Issue 95  ........................       684,000      $  23,045
    Doktas ............................        27,200          3,963
    EGE Biracilik ve Malt Sanayii A.S.        658,040        182,756
   *Eczacibasi Ilac ...................       679,470         45,785
    Enka Holding ......................        55,000         29,048
    Erciyas Biracilik .................       291,790        154,105
    Eregli Demir ve Celik Fabrikalari
     Turk A.S.  .......................     2,644,000        238,350
    Good Year Lastikleri A.S. .........       191,000         58,263
    Guney Biracilik ...................       127,600         20,914
   *Hurriyet Gazette ..................       473,000         15,936
    Izmir Demir Celik .................     1,816,704         36,394
    Koc Holding A.S. ..................     2,142,000        339,381
    Migros Turk A.S. ..................       134,000        136,660
    Netas Northern Electric
     Telekomunikasyon A.S.  ...........       521,000        137,580
   *Otosan Otomobil A.S. ..............       551,000        103,356
    Tat Konserve ......................       188,000        109,561
   *Teletas ...........................        25,000          8,195
    Tofas Turk Otomobil Fabrikasi A.S.      2,003,000        226,163
    Trakya Cam Sanayii A.S. ...........     1,223,616        120,334
    Tuborg Bira ve Malt Sanayi A.S. ...        13,000          6,866
    Turcas Petrolculuk A.S. ...........       123,450         23,382
    Turk Demir Dokum ..................       314,998         36,141
    Turk Siemens Kablo ve Elektrik
     Sanayi A.S.  .....................       152,000         31,834
    Turk Sise Cam .....................     1,025,025        160,539
    Turkiye Garanti Bankasi A.S. ......     3,338,000        243,162
    Turkiye Is Bankasi A.S. Series C ..     4,625,200        379,046
    USAS (Ucak Servisi A.S.) ..........         3,000         12,839
    Yapi ve Kredi Bankasi A.S. ........     4,557,540        273,901
                                                          -----------
   TOTAL -- TURKEY (Cost $5,521,952) ..                    4,818,414
                                                          -----------
   ISRAEL -- (9.7%)
   COMMON STOCKS -- (9.7%)
   *Africa-Israel Investments, Ltd. ...            81         99,208
   *Africa-Israel Investments, Ltd. ...            41         44,214
   *Agis Industries (1983), Ltd. ......         4,936         30,656
    American Israeli Paper Mills, Ltd.            741         34,875
   *Bank Hapoalim B.M. ................       342,874        563,039
    Bank Leumi Israel .................       392,691        515,875
   *Bezek, Ltd. .......................       200,870        574,791
   *CLAL Electronics Industries, Ltd. .         1,027        107,659
   *CLAL Industries, Ltd. .............        38,767        210,771
   *CLAL Insurance, Ltd. ..............         6,785         33,072
   *CLAL Israel, Ltd. .................         8,450        208,276
   *Delek Israel Fuel Corp., Ltd.
     Series C  ........................         1,742         48,851
    Elbit, Ltd. .......................         1,786         80,748
    Elron Electronic Industries, Ltd. .         1,260         35,678
   *First International Bank of Israel            821         86,067
   *IDB Bankholding Corp., Ltd. .......        52,495        173,942
   *IDB Development Corp., Ltd.
     Series A  ........................        12,600        212,274
   *Israel Chemicals, Ltd. ............       335,000        247,277


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
   *Koor Industries, Ltd. .............        3,826      $  345,464
    Makhteshim Chemical Works, Ltd. ...       15,400          86,532
   *Osem Investment, Ltd. .............       19,980         126,430
   *Property and Building Corp., Ltd. .          720          44,315
   *Super-Sol, Ltd. Series B ..........        4,800          93,837
    Tadiran, Ltd. .....................       33,600         123,024
   *Tambour ...........................       16,887          45,192
   *Teva Pharmaceutical Industries,
     Ltd.  ............................        1,544         638,687
                                                          -----------
   TOTAL -- ISRAEL (Cost $4,769,592) ..                    4,810,754
                                                          -----------
   THAILAND -- (9.7%)
   COMMON STOCKS -- (9.3%)
    Adkinson Securities Public Co.,
     Ltd. (Foreign)  ..................        2,100           4,342
    Advanced Info Service Public Co.,
     Ltd. (Foreign)  ..................       27,400         437,964
    Amarin Plaza Public Co., Ltd.
     (Foreign)  .......................        7,400           6,914
    Asia Securities Trading Public Co.,
     Ltd. (Foreign)  ..................       13,300          32,787
    Ayudhya Insurance Public Co., Ltd.
     (Foreign)  .......................        1,000           6,561
   *Bangkok Bank of Commerce Public
     Co., Ltd.  .......................       19,800          16,336
   *Bangkok Bank of Commerce Public
     Co., Ltd. (Foreign)  .............       41,100          33,909
    Bangkok Land Public Co., Ltd.
     (Foreign)  .......................       65,200          85,551
    Bangkok Metropolitan Bank Public
     Co., Ltd. (Foreign)  .............       81,966          78,218
    Bangkok Rubber Public Co., Ltd.
     (Foreign)  .......................       14,600           7,837
    Bank of Asia Public Co., Ltd.
     (Foreign)  .......................       12,870          28,145
    Bank of Ayudhya Public Co., Ltd.
     (Foreign)  .......................       15,400          83,276
    Banpu Public Co., Ltd. (Foreign) ..        4,800         103,062
    Berli Jucker Public Co., Ltd.
     (Foreign)  .......................       10,100          23,694
    Capital Nomura Securities Public
     Co., Ltd. (Foreign)  .............        3,000           6,024
    Charoen Pokphand Feedmill Public
     Co., Ltd. (Foreign)  .............       14,000          67,356
    Christiani and Nielson (Thai)
     Public Co., Ltd. (Foreign)  ......        4,000           5,010
    Dusit Thani Public Co., Ltd.
     (Foreign)  .......................        8,933          13,497
    Ekachart Finance and Securities
     Co., Ltd. (Foreign)  .............        5,100          15,107
    First Asia Securities Public Co.,
     Ltd. (Foreign)  ..................        2,600           8,994
    First Bangkok City Bank Public Co.,
     Ltd. (Foreign)  ..................      175,100         127,061
    First City Investment Public Co.,
     Ltd. (Foreign)  ..................       26,800          37,829
    Five Stars Property Public Co.,
     Ltd. (Foreign)  ..................        3,800          13,598
   *GSS Array Technology Public Co.,
     Ltd. (Foreign)  ..................        3,200          13,360
    General Finance and Securities
     Public Co., Ltd. (Foreign)  ......       13,100          52,608
    Hana Microelectronics Co., Ltd.
     (Foreign)  .......................        1,000           3,797
    Hemaraj Land and Development Public
     Co., Ltd. (Foreign)  .............        6,800          29,201
   *ITF Finance and Securities Public
     Co., Ltd. (Foreign)  .............       10,700           9,041
    International Broadcasting Corp.
     Public Co., Ltd. (Foreign)  ......        2,900           4,526


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares          Value+
                                             ------          ------
    International Cosmetics Public Co.,
     Ltd. (Foreign)  ..................        2,000       $ 18,449
    International Engineering Public
     Co., Ltd. (Foreign)  .............        2,000          7,634
    Juldis Develop Public Co., Ltd.
     (Foreign)  .......................        1,000          1,948
    Kiatnakin Finance and Securities
     Public Co., Ltd. (Foreign)  ......        2,800          7,181
    Krisda Mahanakorn Public Co., Ltd.
     (Foreign)  .......................       11,000         19,245
    Krung Thai Bank Public Co., Ltd.
     (Foreign)  .......................      155,070        573,420
    Land and House Public Co., Ltd.
     (Foreign)  .......................        1,000         14,712
    MK Real Estate Development Public
     Co., Ltd. (Foreign)  .............        2,600          5,091
    Mutual Fund Public Co., Ltd.
     (Foreign)  .......................          500         11,730
    NTS Steel Group Public Co., Ltd.
     (Foreign)  .......................       20,500         22,008
    Nakornthon Bank Public Co., Ltd.
     (Foreign)  .......................       13,640         39,049
    National Finance and Securities
     Public Co., Ltd. (Foreign)  ......       33,000        140,398
   *Natural Park Public Co., Ltd.
     (Foreign)  .......................       35,000         80,020
   *New Imperial Hotel Public Co., Ltd.
     (Foreign)  .......................       19,000         14,826
   *Padaeng Industry Public Co., Ltd
     (Foreign)  .......................        5,200          3,411
    Phatra Thanakit Public Co., Ltd.
     (Foreign)  .......................       26,000        210,895
    Phoenix Pulp and Paper Public Co.,
     Ltd. (Foreign)  ..................       12,800         60,056
    Poonipat Finance and Securities
     Public Co., Ltd. (Foreign)  ......        4,987         14,079
    Power P (Foreign) .................        1,600          4,899
    Premier Enterprises Public Co.,
     Ltd. (Foreign)  ..................        6,000          9,722
    Property Perfect Public Co., Ltd.
     (Foreign)  .......................        5,550         28,688
    Quality Houses Public Co., Ltd.
     (Foreign)  .......................       12,000         51,531
   *Regional Container Lines Public
     Co., Ltd. (Foreign)  .............          500          5,765
    Robinson Department Store Public
     Co., Ltd. (Foreign)  .............       24,700         46,159
    Saha-Union Public Co. Ltd.
     (Foreign)  .......................       12,000         14,075
    Securities One Public Co., Ltd.
     (Foreign)  .......................       10,500         85,169
    Serm Suk Public Co., Ltd. (Foreign)        1,000         17,097
    Shangri-La Hotel Public Co., Ltd.
     Bangkok (Foreign)  ...............       24,000         19,085
    Shinawatra Computer and
     Communications Public Co., Ltd.
     (Foreign)  .......................       15,500        368,549


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
    Siam Cement Public Co., Ltd.
     (Foreign)  .......................      10,000       $  481,113
    Siam City Bank Public Co., Ltd.
     (Foreign)  .......................      64,000           69,344
    Siam City Cement Public Co., Ltd.
     (Foreign)  .......................      13,500          182,505
    Siam Commercial Bank Public Co.,
     Ltd. (Foreign)  ..................       5,000           58,847
    Siam Pulp & Paper Co., Ltd.
     (Foreign)  .......................      13,300           36,225
    Sino-Thai Engineering and
     Construction Public Co., Ltd.
     (Foregin)  .......................       2,900           21,101
    Somprasong Land Public Co., Ltd.
     (Foreign)  .......................       5,400            8,535
    Srithai Superware Public Co., Ltd.
     (Foreign)  .......................       1,400            9,463
    TPI Polene Public Co., Ltd.
     (Foreign)  .......................      27,275          150,745
    Tanayong Public Co., Ltd. (Foreign)      29,000           35,457
    Thai German Ceramic Industry Public
     Co., Ltd. (Foreign)  .............       3,000            7,574
    Thai Glass Industries Public Co.,
     Ltd. (Foreign)  ..................       3,000           12,525
    Thai Military Bank Public Co., Ltd.
     (Foreign)  .......................      19,200           67,181
    Thai Plastic and Chemicals Public
     Co., Ltd. (Foreign)  .............       6,000           30,537
    Tipco Asphalt Public Co., Ltd.
     (Foreign)  .......................      11,000           60,358
    Tuntex (Thailand) Public Co., Ltd.
     (Foreign)  .......................      21,028           40,133
    Wattachak Public Co., Ltd.
     (Foreign)  .......................      24,300           46,619
                                                          -----------
   TOTAL COMMON STOCKS
     (Cost $5,070,047)  ...............                    4,568,758
                                                          -----------
   INVESTMENT IN CURRENCY -- (0.1%)
   *Thailand Baht (Cost $42,744) ......                       42,727


THE EMERGING MARKETS SERIES
CONTINUED
                                             Shares           Value+
                                             ------           ------
   RIGHTS/WARRANTS -- (0.3%)
   *ITF Finance and Securities Public
     Co., Ltd. (Foreign) Rights
     01/02/96  ........................       5,350       $        0
   *International Cosmetics Public Co.,
     Ltd. (Foreign) Rights 12/22/95  ..       1,500           13,240
   *Kiatnakin Finance and Securities
     Public Co., Ltd. Warrants
     03/30/00  ........................         280              518
   *Natural Park Public Co., Ltd.
     (Foreign) Rights 01/19/96  .......      70,000          132,207
   *TPI Polene Public Co., Ltd.
     (Foreign) Rights 01/26/96  .......       1,363            6,991
                                                          -----------
   TOTAL RIGHTS/WARRANTS (Cost $0) ....                      152,956
                                                          -----------
   TOTAL -- THAILAND (Cost $5,112,791)                     4,764,441
                                                          -----------

                                             Face
                                            Amount
                                           --------
                                             (000)
TEMPORARY CASH INVESTMENTS --
  (3.6%)
  Repurchase Agreement, Chase
  Manhattan Bank N.A. 5.70%,
    12/01/95 (Collateralized by
    U.S. Treasury Bonds 8.50%,
    02/15/20) (Cost $1,756,000)...           $1,756        1,756,000
                                                        -------------
TOTAL INVESTMENTS -- (102.1%)
  (Cost $52,473,354) .............                        50,378,470
                                                        -------------
OTHER ASSETS AND LIABILITIES --
  (-2.1%) ........................
 Other Assets  ...................                         1,299,401
 Liabilities  ....................                        (2,327,131)
                                                        -------------
                                                          (1,027,730)
                                                        -------------
NET ASSETS -- (100.0%)  ..........                       $49,350,740
                                                        =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)


                                                         The U.S.      The U.S.      The U.S.      The U.S.
                                                        6-10 Small      Large       Small Cap     Large Cap
                                                         Company       Company        Value         Value
                                                          Series        Series        Series        Series
                                                       ------------   ----------    -----------   -----------
Investment Income
   Dividends .......................................     $ 2,197       $ 1,944       $  6,717      $ 8,912
   Interest ........................................         331            40            762          427
   Income from Securities Lending ..................           8            --             19            2
                                                         -------       -------       --------     --------
     Total Investment Income  ......................       2,536         1,984          7,498        9,341
                                                         -------       -------       --------     --------
Expenses
   Investment Advisory Services ....................          57            19            976          306
   Accounting & Transfer Agent Fees ................         150            75            382          240
   Custodian's Fees ................................          36            29             91           57
   Legal Fees ......................................           4             2             18           11
   Audit Fees ......................................           5             2             23           11
   Shareholders' Reports ...........................           5             3             17           10
   Trustees' Fees and Expenses .....................           1             1              6            4
   Other ...........................................          24             7             27           14
                                                         -------       -------       --------     --------
     Total Expenses  ...............................         282           138          1,540          653
   Less: Expenses Reimbursed .......................          --          (119)            --           --
                                                         -------       -------       --------     --------
   Net Expenses ....................................         282            19          1,540          653
                                                         -------       -------       --------     --------
   Net Investment Income ...........................       2,254         1,965          5,958        8,688
                                                         -------       -------       --------     --------
Net Realized and Unrealized Gain (Loss) on
   Investments
Net Realized Gain on Investment Securities  ........      16,628           172         22,264       21,645
Change in Unrealized Appreciation (Depreciation) of
   Investment Securities ...........................      29,313        21,274         92,111       68,474
                                                         -------       -------       --------     --------
   Net Gain on Investment Securities ...............      45,941        21,446        114,375       90,119
                                                         -------       -------       --------     --------
Net Increase in Net Assets Resulting from
   Operations ......................................     $48,195       $23,411       $120,333      $98,807
                                                         =======       =======       ========      =======


                See accompanying Notes to Financial Statements

                          THE DFA INVESTMENT COMPANY
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1995
                            (AMOUNTS IN THOUSANDS)


                                                              The DFA           The DFA           The
                                                              One-Year       International     Emerging
                                                            Fixed Income         Value          Markets
                                                               Series           Series          Series
                                                           --------------   ---------------    ----------
Investment Income  .....................................
   Dividends, (Net of Foreign Taxes Withheld of $0,
     $1,193, and $46, respectively)  ...................           --           $11,164         $   629
   Interest ............................................      $38,013               623             150
   Income from Securities Lending ......................           --               240              --
                                                              -------           -------         -------
     Total Investment Income  ..........................       38,013            12,027             779
                                                              -------           -------         -------
Expenses  ..............................................
   Investment Advisory Services ........................          310               937              30
   Accounting & Transfer Agent Fees ....................          168               473              69
   Custodian's Fees ....................................           77               386             136
   Legal Fees ..........................................            4                39               3
   Audit Fees ..........................................            7                29               5
   Shareholders' Reports ...............................            5                21               3
   Trustees' Fees and Expenses .........................            1                 7               1
   Other ...............................................           22               101              16
                                                              -------           -------         -------
    Total Expenses .....................................          594             1,993             263
                                                              -------           -------         -------
Net Investment Income  .................................       37,419            10,034             516
                                                              -------           -------         -------
Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency ....................
Net Realized Gain (Loss) on Investment Securities  .....        2,292             5,849            (168)
Net Realized Foreign Exchange Loss on Foreign Currency
   Transactions ........................................           --               (10)            (57)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency ..........        7,204            17,388          (2,549)
   Translation of Foreign Currency Denominated Amounts .           --               (27)             (3)
                                                              -------           -------         -------
   Net Gain (Loss) on Investment Securities and Foreign
     Currency  .........................................        9,496            23,200          (2,777)
                                                              -------           -------         -------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ..........................................      $46,915           $33,234         ($ 2,261)
                                                              =======           =======         ========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)


                                                  The U.S. 6-10 Small          The U.S. Large
                                                    Company Series             Company Series
                                               ------------------------   ------------------------
                                                   Year         Year         Year         Year
                                                  Ended        Ended         Ended        Ended
                                                 Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                                   1995         1994         1995         1994
                                                ----------   ----------    ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ....................    $  2,254     $  1,709      $ 1,965      $ 1,224
   Net Realized Gain (Loss) on
     Investment Securities  .................      16,628       10,407          172          (43)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities  .................      29,313      (10,836)      21,274         (687)
                                                 --------     --------      -------      -------
        Net Increase in Net Assets Resulting
          from Operations  ..................      48,195        1,280       23,411          494
                                                 --------     --------      -------      -------
Distributions From:
   Net Investment Income ....................      (2,197)      (1,700)      (1,886)      (1,252)
   Net Realized Gains .......................     (12,660)     (12,200)          --          (33)
                                                 --------     --------      -------      -------
     Total Distributions  ...................     (14,857)     (13,900)      (1,886)      (1,285)
                                                 --------     --------      -------      -------
Capital Share Transactions (1):
   Shares Issued ............................      44,394       30,430       31,424       16,588
   Shares Issued in Lieu of Cash
     Distributions  .........................      12,291       12,416        1,585        1,173
   Shares Redeemed ..........................     (11,669)     (48,521)      (6,073)      (6,166)
                                                 --------     --------      -------      -------
     Net Increase (Decrease) from Capital
        Share Transactions ..................      45,016       (5,675)      26,936       11,595
                                                 --------     --------      -------      -------
     Total Increase (Decrease)  .............      78,354      (18,295)      48,461       10,804
Net Assets
   Beginning of Period ......................     143,630      161,925       48,657       37,853
                                                 --------     --------      -------      -------
   End of Period ............................    $221,984     $143,630      $97,118      $48,657
                                                 ========     ========      =======      =======
(1) Shares Issued and Redeemed:
  Shares Issued  ............................       4,479        3,052        2,738        1,612
  Shares Issued in Lieu of Cash Distribution        1,283        1,284          135          114
  Shares Redeemed  ..........................      (1,104)      (4,868)        (484)        (597)
                                                ----------   ----------    ----------   ----------
                                                    4,658         (532)       2,389        1,129
                                                ==========   ==========    ==========   ==========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)


                                                    The U.S. Small Cap         The U.S. Large Cap
                                                       Value Series               Value Series
                                                 ------------------------   ------------------------
                                                  Year Ended   Year Ended   Year Ended   Year Ended
                                                   Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                                     1995         1994         1995         1994
                                                  ----------   ----------    ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ......................    $  5,958     $  3,442     $  8,688     $  5,301
   Net Realized Gain (Loss) on
     Investment Securities  ...................      22,264        2,206       21,645       (5,273)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities  ...................      92,111      (10,764)      68,474       (5,746)
                                                   --------     --------     --------     --------
        Net Increase (Decrease) in Net Assets
          Resulting from Operations ...........     120,333       (5,116)      98,807       (5,718)
                                                   --------     --------     --------     --------
Distributions From:
   Net Investment Income ......................      (5,753)      (3,415)      (8,440)      (5,305)
   Net Realized Gains .........................      (7,740)      (1,292)      (5,278)          --
                                                   --------     --------     --------     --------
     Total Distributions  .....................     (13,493)      (4,707)     (13,718)      (5,305)
                                                   --------     --------     --------     --------
Capital Share Transactions (1):
   Shares Issued ..............................     172,434      264,190      209,434      124,500
   Shares Issued in Lieu of Cash Distributions       10,353        3,765       11,274        4,545
   Shares Redeemed ............................     (15,561)      (3,536)     (81,618)      (9,445)
                                                   --------     --------     --------     --------
     Net Increase from Capital Share
        Transactions ..........................     167,226      264,419      139,090      119,600
                                                   --------     --------     --------     --------
     Total Increase  ..........................     274,066      254,596      224,179      108,577
Net Assets
   Beginning of Period ........................     350,277       95,681      198,848       90,271
                                                   --------     --------     --------     --------
   End of Period ..............................    $624,343     $350,277     $423,027     $198,848
                                                   ========     ========     ========     ========
(1) Shares Issued and Redeemed:
   Shares Issued ..............................      13,765       22,720       18,580       11,986
   Shares Issued in Lieu of Cash Distribution .         774          340        1,049          446
   Shares Redeemed ............................      (1,423)        (304)      (7,857)        (900)
                                                   --------     --------     --------     --------
                                                     13,116       22,756       11,772       11,532
                                                   ========     ========     ========     ========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)


                                                    The DFA One-Year         The DFA International          The Emerging
                                                   Fixed Income Series            Value Series             Markets Series
                                               --------------------------   ------------------------  ------------------------
                                                   Year          Year          Year        Feb. 15        Year       April 25
                                                   Ended         Ended         Ended         to          Ended          to
                                                 Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                                   1995          1994          1995         1994          1995         1994
                                                -----------   -----------    ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ....................    $  37,419     $  27,413     $ 10,034     $  3,478      $   516      $    32
   Net Realized Gain (Loss) on
     Investment Securities  .................        2,292        (5,023)       5,849          465         (168)          20
   Net Realized Gain (Loss) on
     Foreign Currency Transactions  .........           --            --          (10)        (279)         (57)          (6)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
        Currency ............................        7,204        (6,783)      17,388       (5,057)      (2,549)         453
     Translation of Foreign Currency  .......
     Denominated Amounts  ...................           --            --          (27)          44           (3)           1
                                                 ---------     ---------     --------     --------      -------      -------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations  .............       46,915        15,607       33,234       (1,349)      (2,261)         500
                                                 ---------     ---------     --------     --------      -------      -------
Distributions From:
   Net Investment Income ....................      (36,973)      (26,524)      (9,950)      (3,176)          --           --
   Net Realized Gains .......................           --        (3,154)      (1,200)        (480)          --           --
                                                 ---------     ---------     --------     --------      -------      -------
    Total Distributions .....................      (36,973)      (29,678)     (11,150)      (3,656)          --           --
                                                 ---------     ---------     --------     --------      -------      -------
Capital Share Transactions (1):
   Shares Issued ............................      243,191       205,242      315,270      355,615           --           --
   Shares Issued in Lieu of Cash
     Distributions  .........................       26,791        23,866       11,150        3,656           --           --
   Shares Redeemed ..........................     (166,656)     (231,179)     (87,499)      (5,885)          --           --
                                                 ---------     ---------     --------     --------      -------      -------
   Net Increase (Decrease) From Capital Share
     Transactions  ..........................      103,326        (2,071)     238,921      353,386           --           --
                                                 ---------     ---------     --------     --------      -------      -------
Transactions in Interest
   Contributions ............................           --            --           --           --       37,476       15,298
   Withdrawal ...............................           --            --           --           --       (1,588)         (74)
                                                 ---------     ---------     --------     --------      -------      -------
    Net Increase from Transactions in
     Interest  ..............................           --            --           --           --       35,888       15,224
                                                 ---------     ---------     --------     --------      -------      -------
    Total Increase (Decrease) ...............      113,268       (16,142)     261,005      348,381       33,627       15,724
                                                 ---------     ---------     --------     --------      -------      -------
Net Assets
   Beginning of Period ......................      592,286       608,428      348,381           --       15,724           --
                                                 ---------     ---------     --------     --------      -------      -------
   End of Period ............................    $ 705,554     $ 592,286     $609,386     $348,381      $49,351      $15,724
                                                 =========     =========     ========     ========      =======      =======
(1) Shares Issued and Redeemed:
     Shares Issued  .........................       24,470        20,640       30,947       34,842          N/A          N/A
     Shares Issued in Lieu of Cash
        Distribution ........................        2,710         2,410        1,069          355
     Shares Redeemed  .......................      (16,810)      (23,320)      (8,862)        (574)
                                                 ---------     ---------     --------     --------
                                                    10,370          (270)      23,154       34,623
                                                 =========     =========     ========     ========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     The U.S. 6-10 Small Company Series         The U.S. Large Company Series
                                   -------------------------------------   --------------------------------------
                                       Year         Year        Feb. 3        Year          Year        Feb. 8
                                      Ended        Ended          to          Ended        Ended          to
                                     Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                       1995         1994         1993         1995         1994          1993
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ...........    $   9.54     $  10.39     $  10.00      $ 10.11      $ 10.27       $ 10.00
                                     --------     --------     --------      -------      -------       -------
Income From Investment
  Operations
---------------------
   Net Investment Income ........        0.12         0.12         0.10         0.30         0.28          0.24
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)  ...............        2.50        (0.07)        0.54         3.36        (0.14)         0.26
                                     --------     --------     --------      -------      -------       -------
     Total From Investment
        Operations ..............        2.62         0.05         0.64         3.66         0.14          0.50
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income ........       (0.12)       (0.11)       (0.10)       (0.29)       (0.29)        (0.23)
   Net Realized Gains ...........       (0.78)       (0.79)       (0.15)          --        (0.01)           --
                                     --------     --------     --------      -------      -------       -------
     Total Distributions  .......       (0.90)       (0.90)       (0.25)       (0.29)       (0.30)        (0.23)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  .    $  11.26     $   9.54     $  10.39      $ 13.48      $ 10.11       $ 10.27
=================================================================================================================
Total Return  ...................       29.19%        0.59%        6.35%#      36.77%        1.30%         5.05%#
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ..................    $221,984     $143,630     $161,925      $97,118      $48,657       $37,853
Ratio of Expenses to Average
   Net Assets ...................        0.15%        0.17%        0.17%*       0.02%(a)     0.02%(a)      0.02%*(a)
Ratio of Net Investment Income
   to Average Net Assets ........        1.18%        1.11%        1.18%*       2.61%(a)     2.83%(a)      2.87%*(a)
Portfolio Turnover Rate  ........       21.16%       27.65%       32.88%*       2.38%        8.52%        34.36%*
-----------------------------------------------------------------------------------------------------------------


*Annualized

#Non-annualized

(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            The U.S. Small Cap Value Series         The U.S. Large Cap Value Series
                                         -------------------------------------   -------------------------------------
                                             Year         Year        March 2       Year          Year       Feb. 19
                                            Ended        Ended          to          Ended        Ended          to
                                           Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,
                                             1995         1994         1993         1995          1994        1993
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..    $  11.15     $  11.04      $ 10.00     $   9.92      $  10.59     $ 10.00
                                           --------     --------      -------     --------      --------     -------
Income From Investment
  Operations
---------------------
   Net Investment Income ..............        0.14         0.12         0.08         0.32          0.33        0.20
   Net Gains (Losses) on Securities
     (Realized and Unrealized)  .......        3.06         0.16         1.09         3.53         (0.65)       0.58
                                           --------     --------      -------     --------      --------     -------
     Total From Investment
        Operations ....................        3.20         0.28         1.17         3.85         (0.32)       0.78
                                           --------     --------      -------     --------      --------     -------
Less Distributions
------------------
   Net Investment Income ..............       (0.14)       (0.12)       (0.07)       (0.31)        (0.35)      (0.18)
   Net Realized Gains .................       (0.19)       (0.05)       (0.06)       (0.17)           --       (0.01)
                                           --------     --------      -------     --------      --------     -------
     Total Distributions  .............       (0.33)       (0.17)       (0.13)       (0.48)        (0.35)      (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  .......    $  14.02     $  11.15      $ 11.04     $  13.29      $   9.92     $ 10.59
======================================================================================================================
Total Return  .........................       28.81%        2.52%       11.69%#      39.26%        (3.13)%      7.79%#
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $624,343     $350,277      $95,681     $423,027      $198,848     $90,271
Ratio of Expenses to Average
   Net Assets .........................        0.32%        0.32%        0.33%*       0.21%         0.22%       0.23%*
Ratio of Net Investment Income
   to Average Net Assets ..............        1.22%        1.50%        1.35%*       2.84%         3.72%       3.75%*
Portfolio Turnover Rate  ..............       20.62%        8.22%        1.07%*      29.41%        39.33%       0.75%*
----------------------------------------------------------------------------------------------------------------------

*Annualized
#Non-annualized

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              The DFA One-Year                      The DFA               The Emerging Markets
                                            Fixed Income Series(1)          International Value Series          Series
                                    -------------------------------------   -------------------------  ------------------------
                                        Year         Year        Feb. 8        Year         Feb. 15        Year       April 25
                                       Ended        Ended          to          Ended          to          Ended          to
                                      Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,
                                        1995         1994         1993         1995          1994         1995          1994
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period .........................    $   9.84     $  10.06     $  10.00     $  10.06      $  10.00         N/A+          N/A+
                                      --------     --------     --------     --------      --------      -------       -------
Income From Investment Operations
---------------------------------
   Net Investment Income .........        0.60         0.44         0.31         0.20          0.13           --            --
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)  ................        0.16        (0.18)        0.03         0.52          0.07           --            --
                                      --------     --------     --------     --------      --------      -------       -------
     Total From Investment
        Operations ...............        0.76         0.26         0.34         0.72          0.20           --            --
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .........       (0.60)       (0.43)       (0.28)       (0.21)        (0.13)          --            --
   Net Realized Gains ............          --        (0.05)          --        (0.02)        (0.01)          --            --
                                      --------     --------     --------     --------      --------      -------       -------
     Total Distributions  ........       (0.60)       (0.48)       (0.28)       (0.23)        (0.14)          --            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..    $  10.00     $   9.84     $  10.06     $  10.55      $  10.06         N/A+          N/A+
================================================================================================================================
Total Return  ....................        7.91%        2.61%        3.39%#       7.20%         1.99%#       N/A+          N/A+
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands) ...................    $705,554     $592,286     $608,428     $609,386      $348,381      $49,351       $15,724
Ratio of Expenses to Average Net
   Assets ........................        0.10%        0.10%        0.10%*       0.42%         0.45%*(a)    0.87%         1.49%*
Ratio of Net Investment Income to
   Average Net Assets ............        6.04%        4.41%        3.80%*       2.14%         1.84%*(a)    1.70%         0.56%*
Portfolio Turnover Rate  .........       81.31%      140.82%      111.67%*       9.75%         1.90%*       8.17%         1.28%*
---------------------------------------------------------------------------------------------------------------------------------

(1) (Adjusted to reflect a 900% stock dividend as of January 2, 1996)

*Annualized

#Non-annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company ("the Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series (the "Domestic Equity Portfolios"), The DFA One-Year Fixed Income Series (the "Fixed Income Portfolio"), The DFA International Value Series and The Emerging Markets Series (the "International Equity Portfolios") (collectively, "the Series").

   In February 1993, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio and The DFA One-Year Fixed Income Portfolio respectively, transferred their investable assets for shares with equal values of a corresponding Series of the Trust. In February 1994, the DFA International High Book to Market Portfolio transferred its investable assets for shares with equal value of The DFA International Value Series (the "Exchanges"). These four Portfolios, along with The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio and The Emerging Markets Portfolio of the Fund (collectively, the "Feeder Funds") invest solely in a corresponding Series in the Trust. Although these portfolios of the Fund invest in the Trust, the Trust also issues its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by the Fixed Income Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   2. Foreign Currency Translation: Securities, other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Federal Income Taxes: It is each Series' intention, except for The Emerging Markets Series, to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

   The Emerging Markets Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

   4. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 6-10 Small Company Series  .....       .03 of 1%
The U.S. Large Company Series  ..........      .025 of 1%
The U.S. Small Cap Value Series  ........       .20 of 1%
The U.S. Large Cap Value Series  ........       .10 of 1%
The DFA One-Year Fixed Income Series  ...       .05 of 1%
The DFA International Value Series  .....       .20 of 1%
The Emerging Markets Series  ............       .10 of 1%

   The Advisor has agreed to bear all of the ordinary operating expenses of The U.S. Large Company Series except for the advisory fee. With respect to The DFA International Value Series, the Advisor has also agreed to waive its advisory fees to the extent necessary to keep the cumulative annual expenses to not more than 0.45% of average daily net assets.

   Beginning December 1, 1994, The DFA International Value Series began to reimburse the Advisor for fees waived over the preceding twelve month period. For the year ended November 30, 1995 this reimbursement to the advisory amounted to $52,864. No additional previously waived fees are subject to future reimbursement as of November 30, 1995.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

   For the year ended November 30, 1995, the Series made the following purchases and sales of investment securities:

                                                                             Other
                                             U.S. Government               Investment
                                                Securities                 Securities
                                        -------------------------   ------------------------
                                          Purchases      Sales       Purchases      Sales
                                         -----------   ----------    -----------   ---------
                                              (000)         (000)         (000)        (000)
The U.S. 6-10 Small Company Series  ..          --            --      $158,073     $ 39,798
The U.S. Large Company Series  .......          --            --        26,675        1,770
The U.S. Small Cap Value Series  .....          --            --       199,653       97,788
The U.S. Large Cap Value Series  .....          --            --       216,695       88,364
The DFA One-Year Fixed Income Series       $54,398      $113,581       198,209      339,193
The DFA International Value Series  ..          --            --       279,910       44,853
The Emerging Markets Series  .........          --            --        38,835        2,317


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies for each Series were as follows:


                                         Gross Unrealized   Gross Unrealized
                                           Appreciation       Depreciation        Net
                                         ----------------   ----------------    ---------
                                                 (000)              (000)          (000)
The U.S. 6-10 Small Company Series  ..       $ 60,814           $(22,065)       $38,749
The U.S. Large Company Series  .......         28,997               (555)        28,442
The U.S. Small Cap Value Series  .....        133,927            (44,617)        89,310
The U.S. Large Cap Value Series  .....         70,723             (6,061)        64,662
The DFA One-Year Fixed Income Series              424               (129)           295
The DFA International Value Series  ..         53,477            (32,209)        21,268
The Emerging Markets Series  .........          2,974             (5,069)        (2,095)

At November 30, 1995, the following Series had capital loss carryovers for federal income tax purposes:

                                               Expires on November 30
                                        -------------------------------------
                                               (Amounts in thousands)
                                         2001       2002     2003      Total
                                        ------   --------    ------   -------
The U.S. Large Company Series  ......   $ 172         --       --     $  172
The DFA One-Year Fixed Income Series       --     $2,731       --      2,731

F. COMPONENTS OF NET ASSETS:

   At November 30, 1995, net assets consisted of (amounts in thousands):

                                                                    The U.S.      The U.S.      The U.S.
                                                                   6-10 Small      Large       Small Cap
                                                                    Company       Company        Values
                                                                     Series        Series        Series
                                                                  ------------   ----------    -----------
Paid-In Capital  ..............................................     $170,932      $69,255       $519,275
Undistributed Net Investment Income  ..........................          119           97            272
Undistributed Net Realized Gain (Loss)  .......................       12,184         (676)        15,486
Unrealized Appreciation (Depreciation) of Investment
  Securities ..................................................       38,749       28,442         89,310
                                                                    --------      -------       --------
                                                                    $221,984      $97,118       $624,343
                                                                    ========      =======       ========

                                                                   The U.S.        The DFA           The DFA
                                                                   Large Cap       One-Year       International
                                                                     Value       Fixed Income         Value
                                                                    Series          Series            Series
                                                                  -----------   --------------    ---------------
Paid-In Capital  ..............................................    $346,905        $704,756          $583,370
Undistributed Net Investment Income  ..........................         395           3,242               107
Undistributed Net Realized Gain (Loss)  .......................      11,065          (2,739)            4,634
Accumulated Net Realized Foreign Exchange Loss  ...............          --              --               (10)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency .............................      64,662             295            21,268
Unrealized Net Foreign Exchange Gain  .........................          --              --                17
                                                                   --------        --------          --------
                                                                   $423,027        $705,554          $609,386
                                                                   ========        ========          ========

G. SECURITIES LENDING:

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the related collateral cash and indemnification received at November 30, 1995, is as follows:

                                       Value of Securities   Value of Collateral
                                       Securities on Loan    and Indemnification
                                       -------------------   -------------------
Domestic Equity Portfolios
--------------------------
   The U.S. 6-10 Small Company
     Series  .......................       $16,594,501           $17,156,440
   The U.S. Large Company Series ...         6,064,020             6,262,200
   The U.S. Small Cap Value Series .        40,853,779            41,862,513
   The U.S. Large Cap Value Series .        24,044,039            24,601,220

International Equity Portfolios
-------------------------------
   The DFA International Value
     Series  .......................        64,353,529            69,809,548


H. SUBSEQUENT EVENTS:

   Effective December 1, 1995, The U.S. Large Company Series is obligated to bear all of its operating expenses including its advisory fee.

   On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company (the "Board") approved a 900% stock dividend under Delaware Trust Law which is treated as a 10 for 1 stock split for financial reporting purposes, for The DFA One-Year Fixed Income Series. The record date of the stock dividend is January 1, 1996, and the ex-date and payable dates are January 2, 1996. This is a tax-free event to the shareholders of this series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statements of net assets of The DFA Investment Trust Company (comprising, respectively, The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series, and The Emerging Market Series) as of November 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting The DFA Investment Trust Company as of November 30, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996